UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) Peter H. Duffy MetLife Advisers, LLC One Financial Center Boston, Massachusetts 02111	Copy to: David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 to March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Met Investors Series Trust
Schedule of Investments

March 31, 2016

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio	MIST-1
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio	MIST-27
American Funds Balanced Allocation Portfolio	MIST-37
American Funds Growth Allocation Portfolio	MIST-38
American Funds Growth Portfolio	MIST-39
American Funds Moderate Allocation Portfolio	MIST-40
AQR Global Risk Balanced Portfolio	MIST-41
BlackRock Global Tactical Strategies Portfolio	MIST-47
BlackRock High Yield Portfolio	MIST-50
Clarion Global Real Estate Portfolio	MIST-72
ClearBridge Aggressive Growth Portfolio	MIST-75
Goldman Sachs Mid Cap Value Portfolio	MIST-78
Harris Oakmark International Portfolio	MIST-81
Invesco Balanced-Risk Allocation Portfolio	MIST-84
Invesco Comstock Portfolio	MIST-88
Invesco Mid Cap Value Portfolio	MIST-93
Invesco Small Cap Growth Portfolio	MIST-96
JPMorgan Core Bond Portfolio	MIST-100
JPMorgan Global Active Allocation Portfolio	MIST-120
JPMorgan Small Cap Value Portfolio	MIST-153
Loomis Sayles Global Markets Portfolio	MIST-160
Lord Abbett Bond Debenture Portfolio	MIST-173
Met/Aberdeen Emerging Markets Equity Portfolio	MIST-192
Met/Artisan International Portfolio	MIST-195
Met/Eaton Vance Floating Rate Portfolio	MIST-198
Met/Franklin Low Duration Total Return Portfolio	MIST-212
Met/Templeton International Bond Portfolio	MIST-231
Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio)	MIST-241
MetLife Asset Allocation 100 Portfolio	MIST-246
MetLife Balanced Plus Portfolio	MIST-248
MetLife Multi-Index Targeted Risk Portfolio	MIST-254
MetLife Small Cap Value Portfolio	MIST-257
MFS Research International Portfolio	MIST-262
Morgan Stanley Mid Cap Growth Portfolio	MIST-266
Oppenheimer Global Equity Portfolio	MIST-271
PanAgora Global Diversified Risk Portfolio	MIST-274
PIMCO Inflation Protected Bond Portfolio	MIST-278
PIMCO Total Return Portfolio	MIST-293
Pioneer Fund Portfolio	MIST-320
Pioneer Strategic Income Portfolio	MIST-323
Pyramis Government Income Portfolio	MIST-349
Pyramis Managed Risk Portfolio	MIST-355
Schroders Global Multi-Asset Portfolio	MIST-357
SSGA Growth and Income ETF Portfolio	MIST-377
SSGA Growth ETF Portfolio	MIST-379
T. Rowe Price Large Cap Value Portfolio	MIST-381
T. Rowe Price Mid Cap Growth Portfolio	MIST-384
TCW Core Fixed Income Portfolio	MIST-389
Notes to Schedule of Investments	MIST-396

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—46.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Airbus Group SE	56,862	$3,773,136
BAE Systems plc	304,342	2,218,111
Boeing Co. (The) (a)	37,025	4,699,954
Cobham plc	109,227	339,141
Finmeccanica S.p.A. (b)	39,047	495,321
General Dynamics Corp.	17,630	2,316,053
Honeywell International, Inc.	45,360	5,082,588
L-3 Communications Holdings, Inc.	4,685	555,173
Lockheed Martin Corp.	15,545	3,443,218
Meggitt plc	74,574	433,808
Northrop Grumman Corp.	10,925	2,162,058
Raytheon Co.	17,615	2,160,127
Rockwell Collins, Inc. (a)	7,635	704,023
Rolls-Royce Holdings plc (b)	176,986	1,723,054
Safran S.A.	28,096	1,964,577
Singapore Technologies Engineering, Ltd.	149,900	359,094
Textron, Inc.	15,980	582,631
Thales S.A.	10,074	882,276
United Technologies Corp.	48,025	4,807,302
Zodiac Aerospace	19,462	388,773

		39,090,418

Air Freight & Logistics—0.3%
Bollore S.A.	82,471	319,497
C.H. Robinson Worldwide, Inc.	8,260	613,140
Deutsche Post AG	93,270	2,590,383
Expeditors International of Washington, Inc.	10,905	532,273
FedEx Corp.	15,210	2,474,971
Royal Mail plc	86,633	595,621
TNT Express NV	46,991	421,651
United Parcel Service, Inc. - Class B	40,500	4,271,535
Yamato Holdings Co., Ltd. (a)	32,793	654,394

		12,473,465

Airlines—0.2%
American Airlines Group, Inc.	38,921	1,596,150
ANA Holdings, Inc.	111,656	314,013
Cathay Pacific Airways, Ltd.	113,200	196,198
Delta Air Lines, Inc.	46,051	2,241,763
Deutsche Lufthansa AG (b)	22,326	360,923
easyJet plc	15,329	333,385
International Consolidated Airlines Group S.A. - Class DI	78,157	621,661
Japan Airlines Co., Ltd.	11,578	423,918
Qantas Airways, Ltd. (b)	49,461	154,193
Ryanair Holdings plc (ADR)	2,174	186,573
Singapore Airlines, Ltd.	51,200	433,713
Southwest Airlines Co.	38,185	1,710,688
United Continental Holdings, Inc. (b)	21,891	1,310,395

		9,883,573

Auto Components—0.4%
Aisin Seiki Co., Ltd.	18,507	696,824
BorgWarner, Inc. (a)	13,040	500,736
Bridgestone Corp.	62,594	2,332,662

Auto Components—(Continued)
Cie Generale des Etablissements Michelin	17,987	1,836,253
Continental AG	10,589	2,409,883
Delphi Automotive plc	16,521	1,239,405
Denso Corp.	46,857	1,877,870
GKN plc	164,956	683,465
Goodyear Tire & Rubber Co. (The)	15,590	514,158
Johnson Controls, Inc.	37,845	1,474,820
Koito Manufacturing Co., Ltd.	10,781	486,961
NGK Spark Plug Co., Ltd. (a)	17,000	324,202
NHK Spring Co., Ltd.	15,100	144,091
NOK Corp.	9,147	155,662
Nokian Renkaat Oyj (a)	11,052	389,786
Stanley Electric Co., Ltd. (a)	13,744	309,836
Sumitomo Electric Industries, Ltd.	72,561	882,066
Sumitomo Rubber Industries, Ltd.	16,401	252,658
Toyoda Gosei Co., Ltd.	6,245	120,459
Toyota Industries Corp.	15,724	706,493
Valeo S.A.	7,667	1,192,131
Yokohama Rubber Co., Ltd. (The)	10,000	164,365

		18,694,786

Automobiles—0.9%
Bayerische Motoren Werke AG	31,871	2,927,305
Daihatsu Motor Co., Ltd. (a)	18,533	260,422
Daimler AG	92,684	7,105,603
Ferrari NV (a) (b)	8,642	357,549
Fiat Chrysler Automobiles NV (a)	86,426	693,312
Ford Motor Co.	225,895	3,049,582
Fuji Heavy Industries, Ltd.	57,012	2,007,149
General Motors Co.	83,513	2,624,814
Harley-Davidson, Inc. (a)	11,875	609,544
Honda Motor Co., Ltd. (a)	156,996	4,302,507
Isuzu Motors, Ltd.	57,200	590,250
Mazda Motor Corp.	52,500	811,228
Mitsubishi Motors Corp. (a)	61,400	458,579
Nissan Motor Co., Ltd. (a)	239,349	2,208,519
Peugeot S.A. (a) (b)	42,630	729,396
Renault S.A.	18,546	1,840,286
Suzuki Motor Corp.	35,094	938,188
Toyota Motor Corp.	263,210	13,881,270
Volkswagen AG (a)	3,417	495,735
Yamaha Motor Co., Ltd.	25,266	418,648

		46,309,886

Banks—3.6%
Aozora Bank, Ltd. (a)	107,635	375,131
Australia & New Zealand Banking Group, Ltd.	276,787	4,946,953
Banco Bilbao Vizcaya Argentaria S.A.	613,532	4,047,635
Banco Comercial Portugues S.A. - Class R (a) (b)	3,978,123	160,603
Banco de Sabadell S.A. (a)	486,316	869,220
Banco Espirito Santo S.A. (b) (c) (d)	169,954	0
Banco Popolare SC (a) (b)	34,695	238,340
Banco Popular Espanol S.A. (a)	163,647	422,177
Banco Santander S.A.	1,391,483	6,080,210
Bank Hapoalim B.M.	101,271	525,192

MIST-1

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Bank Leumi Le-Israel B.M. (b)	133,695	$479,892
Bank of America Corp.	606,908	8,205,396
Bank of East Asia, Ltd. (The)	113,200	422,714
Bank of Ireland (b)	2,640,685	765,515
Bank of Kyoto, Ltd. (The)	32,632	212,712
Bank of Queensland, Ltd.	35,407	326,897
Bank of Yokohama, Ltd. (The) (c) (d)	108,009	490,885
Bankia S.A.	440,582	415,278
Bankinter S.A.	64,673	454,594
Barclays plc	1,615,059	3,454,690
BB&T Corp.	45,145	1,501,974
Bendigo and Adelaide Bank, Ltd.	43,705	295,533
BNP Paribas S.A.	101,963	5,112,786
BOC Hong Kong Holdings, Ltd.	356,000	1,062,962
CaixaBank S.A. (a)	252,492	743,376
Chiba Bank, Ltd. (The)	66,833	332,954
Chugoku Bank, Ltd. (The) (a)	15,798	164,444
Citigroup, Inc.	174,471	7,284,164
Citizens Financial Group, Inc.	31,054	650,581
Comerica, Inc.	10,255	388,357
Commerzbank AG (b)	102,251	888,604
Commonwealth Bank of Australia	163,482	9,377,401
Credit Agricole S.A.	101,601	1,095,823
Danske Bank A/S	67,935	1,911,770
DBS Group Holdings, Ltd.	169,100	1,928,839
DNB ASA	93,914	1,109,542
Erste Group Bank AG (b)	26,892	755,380
Fifth Third Bancorp	46,535	776,669
Fukuoka Financial Group, Inc.	74,326	242,247
Gunma Bank, Ltd. (The) (a)	36,171	149,103
Hachijuni Bank, Ltd. (The)	39,338	169,129
Hang Seng Bank, Ltd.	73,600	1,303,503
Hiroshima Bank, Ltd. (The)	47,340	172,526
Hokuhoku Financial Group, Inc. (a)	117,000	153,492
HSBC Holdings plc	1,882,996	11,667,656
Huntington Bancshares, Inc.	46,555	444,135
ING Groep NV	372,262	4,482,747
Intesa Sanpaolo S.p.A.	1,221,005	3,357,722
Intesa Sanpaolo S.p.A. - Risparmio Shares	89,130	230,372
Iyo Bank, Ltd. (The) (a)	23,000	150,237
Japan Post Bank Co., Ltd.	39,000	479,733
Joyo Bank, Ltd. (The) (a)	58,592	200,525
JPMorgan Chase & Co.	214,400	12,696,768
KBC Groep NV	24,185	1,246,411
KeyCorp	48,720	537,869
Kyushu Financial Group, Inc.	33,102	190,441
Lloyds Banking Group plc	5,496,287	5,334,846
M&T Bank Corp.	7,495	831,945
Mitsubishi UFJ Financial Group, Inc.	1,227,480	5,683,733
Mizrahi Tefahot Bank, Ltd.	13,163	154,352
Mizuho Financial Group, Inc. (a)	2,267,060	3,384,146
National Australia Bank, Ltd.	252,741	5,053,922
Natixis S.A.	89,693	440,056
Nordea Bank AB	292,383	2,806,171
Oversea-Chinese Banking Corp., Ltd.	292,200	1,915,436
People’s United Financial, Inc. (a)	17,895	285,067
PNC Financial Services Group, Inc. (The)	29,735	2,514,689

Banks—(Continued)
Raiffeisen Bank International AG (a) (b)	11,184	169,180
Regions Financial Corp.	76,815	602,998
Resona Holdings, Inc.	212,526	757,941
Royal Bank of Scotland Group plc (b)	334,226	1,062,893
Seven Bank, Ltd. (a)	57,322	243,954
Shinsei Bank, Ltd. (a)	171,300	223,620
Shizuoka Bank, Ltd. (The)	50,824	366,496
Skandinaviska Enskilda Banken AB - Class A (a)	146,090	1,386,899
Societe Generale S.A.	69,920	2,572,096
Standard Chartered plc	315,195	2,120,971
Sumitomo Mitsui Financial Group, Inc.	122,550	3,712,819
Sumitomo Mitsui Trust Holdings, Inc.	319,090	933,867
SunTrust Banks, Inc.	30,000	1,082,400
Suruga Bank, Ltd. (a)	17,000	298,649
Svenska Handelsbanken AB - A Shares	144,104	1,822,669
Swedbank AB - A Shares	87,149	1,867,053
U.S. Bancorp	95,935	3,894,002
UniCredit S.p.A.	459,515	1,655,406
Unione di Banche Italiane S.p.A.	86,263	316,394
United Overseas Bank, Ltd.	124,400	1,740,852
Wells Fargo & Co. (e)	270,810	13,096,372
Westpac Banking Corp.	319,805	7,431,040
Yamaguchi Financial Group, Inc. (a)	19,000	172,636
Zions Bancorporation (a)	11,760	284,710

		182,370,089

Beverages—1.1%
Anheuser-Busch InBev S.A.	77,404	9,649,301
Asahi Group Holdings, Ltd.	37,263	1,159,097
Brown-Forman Corp. - Class B (a)	6,127	603,326
Carlsberg A/S - Class B	10,297	979,195
Coca-Cola Amatil, Ltd.	54,506	368,337
Coca-Cola Co. (The) (e)	226,910	10,526,355
Coca-Cola Enterprises, Inc.	12,190	618,521
Coca-Cola HBC AG (b)	19,325	410,059
Constellation Brands, Inc. - Class A	9,975	1,507,123
Diageo plc	242,137	6,534,494
Dr Pepper Snapple Group, Inc.	11,040	987,197
Heineken Holding NV	9,760	759,386
Heineken NV	22,174	2,007,915
Kirin Holdings Co., Ltd.	79,148	1,107,945
Molson Coors Brewing Co. - Class B	9,205	885,337
Monster Beverage Corp. (b)	8,880	1,184,414
PepsiCo, Inc.	85,225	8,733,858
Pernod-Ricard S.A.	20,440	2,276,979
Remy Cointreau S.A. (a)	2,384	180,908
SABMiller plc	93,433	5,709,835
Suntory Beverage & Food, Ltd.	13,397	601,998
Treasury Wine Estates, Ltd.	71,048	523,675

		57,315,255

Biotechnology—0.8%
AbbVie, Inc.	95,992	5,483,063
Actelion, Ltd. (b)	9,911	1,477,534
Alexion Pharmaceuticals, Inc. (b)	13,100	1,823,782
Amgen, Inc.	43,983	6,594,371

MIST-2

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Baxalta, Inc.	31,400	$1,268,560
Biogen, Inc. (b)	13,630	3,548,162
Celgene Corp. (b)	45,840	4,588,126
CSL, Ltd.	44,746	3,470,890
Genmab A/S (b)	5,159	714,239
Gilead Sciences, Inc.	80,543	7,398,680
Grifols S.A.	28,874	641,057
Regeneron Pharmaceuticals, Inc. (b)	4,541	1,636,758
Vertex Pharmaceuticals, Inc. (b)	14,167	1,126,135

		39,771,357

Building Products—0.2%
Allegion plc	5,501	350,469
Asahi Glass Co., Ltd.	90,533	495,253
Assa Abloy AB - Class B	96,480	1,896,685
Cie de St-Gobain	46,930	2,061,770
Daikin Industries, Ltd.	22,591	1,687,435
Geberit AG	3,649	1,359,077
LIXIL Group Corp.	25,629	521,552
Masco Corp.	19,875	625,069
TOTO, Ltd. (a)	13,500	419,812

		9,417,122

Capital Markets—0.8%
3i Group plc	93,160	607,511
Aberdeen Asset Management plc (a)	88,802	350,909
Affiliated Managers Group, Inc. (b)	3,205	520,492
Ameriprise Financial, Inc.	10,315	969,713
Bank of New York Mellon Corp. (The)	64,085	2,360,251
BlackRock, Inc.	7,510	2,557,681
Charles Schwab Corp. (The)	69,345	1,943,047
Credit Suisse Group AG (b)	169,973	2,402,344
Daiwa Securities Group, Inc.	159,135	975,936
Deutsche Bank AG	132,768	2,259,019
E*Trade Financial Corp. (b)	16,815	411,799
Franklin Resources, Inc.	22,341	872,416
Goldman Sachs Group, Inc. (The)	23,350	3,665,483
Hargreaves Lansdown plc	25,170	482,926
ICAP plc	53,238	361,880
Invesco, Ltd.	24,820	763,711
Investec plc	52,979	387,207
Julius Baer Group, Ltd. (b)	21,594	922,525
Legg Mason, Inc.	6,330	219,524
Macquarie Group, Ltd.	28,895	1,456,221
Mediobanca S.p.A.	54,165	389,589
Morgan Stanley	88,260	2,207,383
Nomura Holdings, Inc.	349,526	1,555,870
Northern Trust Corp.	12,690	827,007
Partners Group Holding AG	1,546	619,543
Platinum Asset Management, Ltd.	22,368	108,765
SBI Holdings, Inc. (a)	20,535	207,765
Schroders plc (a)	12,004	459,891
State Street Corp.	23,690	1,386,339
T. Rowe Price Group, Inc.	14,890	1,093,819
UBS Group AG	351,944	5,637,071

		38,983,637

Chemicals—1.2%
Air Liquide S.A.	33,116	3,714,565
Air Products & Chemicals, Inc.	11,245	1,619,842
Air Water, Inc.	15,767	232,705
Airgas, Inc.	3,860	546,730
Akzo Nobel NV	23,835	1,619,643
Arkema S.A.	6,433	481,319
Asahi Kasei Corp.	121,475	818,835
BASF SE	88,412	6,666,523
CF Industries Holdings, Inc.	13,500	423,090
Chr Hansen Holding A/S	9,519	638,620
Croda International plc	13,159	573,039
Daicel Corp.	28,442	387,673
Dow Chemical Co. (The)	67,140	3,414,740
E.I. du Pont de Nemours & Co.	52,455	3,321,451
Eastman Chemical Co.	8,580	619,733
Ecolab, Inc.	15,445	1,722,426
EMS-Chemie Holding AG (a)	798	412,909
Evonik Industries AG	13,457	403,417
FMC Corp. (a)	7,740	312,464
Givaudan S.A.	891	1,742,804
Hitachi Chemical Co., Ltd.	9,988	179,605
Incitec Pivot, Ltd.	161,668	393,505
International Flavors & Fragrances, Inc. (a)	4,685	533,013
Israel Chemicals, Ltd.	49,068	212,726
Johnson Matthey plc	18,717	735,407
JSR Corp.	18,320	262,687
K&S AG (a)	18,467	431,907
Kaneka Corp.	26,974	230,278
Kansai Paint Co., Ltd. (a)	22,548	361,996
Koninklijke DSM NV	17,505	959,681
Kuraray Co., Ltd.	34,005	414,715
LANXESS AG	8,851	425,204
Linde AG	17,879	2,604,291
LyondellBasell Industries NV - Class A	21,571	1,846,046
Mitsubishi Chemical Holdings Corp.	130,132	677,154
Mitsubishi Gas Chemical Co., Inc.	37,159	199,553
Mitsui Chemicals, Inc.	78,044	259,149
Monsanto Co.	27,080	2,375,999
Mosaic Co. (The) (a)	19,480	525,960
Nippon Paint Holdings Co., Ltd. (a)	14,000	310,407
Nitto Denko Corp.	15,970	887,236
Novozymes A/S - B Shares	22,460	1,006,543
OCI NV (a) (b)	8,225	160,307
Orica, Ltd.	35,626	417,763
PPG Industries, Inc.	15,690	1,749,278
Praxair, Inc.	16,625	1,902,731
Sherwin-Williams Co. (The)	4,660	1,326,562
Shin-Etsu Chemical Co., Ltd.	39,589	2,047,547
Sika AG	209	825,086
Solvay S.A.	5,722	572,175
Sumitomo Chemical Co., Ltd.	142,637	642,821
Symrise AG	11,910	796,194
Syngenta AG	8,947	3,708,535
Taiyo Nippon Sanso Corp. (a)	14,268	134,497
Teijin, Ltd.	89,665	312,141
Toray Industries, Inc. (a)	140,548	1,195,023

MIST-3

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Umicore S.A.	9,185	$456,036
Yara International ASA	17,212	645,935

		62,398,221

Commercial Services & Supplies—0.2%
ADT Corp. (The)	9,822	405,256
Aggreko plc (a)	24,639	379,275
Babcock International Group plc	24,179	329,583
Brambles, Ltd.	150,505	1,393,919
Cintas Corp.	5,130	460,725
Dai Nippon Printing Co., Ltd. (a)	51,963	461,466
Edenred (a)	19,941	386,953
G4S plc	148,269	404,011
ISS A/S	14,331	573,819
Park24 Co., Ltd. (a)	9,080	253,682
Pitney Bowes, Inc. (a)	11,610	250,079
Republic Services, Inc.	13,885	661,620
Secom Co., Ltd.	20,229	1,503,039
Securitas AB - B Shares	30,220	500,205
Societe BIC S.A.	2,769	416,290
Sohgo Security Services Co., Ltd.	5,900	319,638
Stericycle, Inc. (a) (b)	4,915	620,224
Toppan Printing Co., Ltd.	49,929	418,004
Tyco International plc	24,425	896,642
Waste Management, Inc.	24,335	1,435,765

		12,070,195

Communications Equipment—0.3%
Cisco Systems, Inc. (e)	294,800	8,392,956
F5 Networks, Inc. (b)	4,085	432,397
Harris Corp.	7,190	559,813
Juniper Networks, Inc.	20,420	520,914
Motorola Solutions, Inc.	9,300	704,010
Nokia Oyj	528,283	3,138,304
Telefonaktiebolaget LM Ericsson - B Shares	292,944	2,930,380

		16,678,774

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	18,216	540,621
Boskalis Westminster	8,495	332,878
Bouygues S.A.	19,590	797,076
CIMIC Group, Ltd.	9,707	258,299
Ferrovial S.A.	43,353	927,809
Fluor Corp. (a)	8,395	450,811
Jacobs Engineering Group, Inc. (b)	7,150	311,382
JGC Corp.	20,182	301,978
Kajima Corp.	81,151	507,881
Obayashi Corp.	62,450	615,598
Quanta Services, Inc. (b)	11,785	265,870
Shimizu Corp.	56,178	475,020
Skanska AB - B Shares (a)	36,683	835,184
Taisei Corp.	101,221	667,767
Vinci S.A.	46,056	3,419,998

		10,708,172

Construction Materials—0.2%
Boral, Ltd.	73,565	348,048
CRH plc	79,145	2,229,975
Fletcher Building, Ltd.	65,581	357,511
HeidelbergCement AG	13,600	1,163,787
Imerys S.A.	3,463	241,319
James Hardie Industries plc	43,384	591,425
LafargeHolcim, Ltd. (b)	40,852	1,919,641
Martin Marietta Materials, Inc. (a)	3,912	624,003
Taiheiyo Cement Corp.	113,000	259,358
Vulcan Materials Co.	7,750	818,168

		8,553,235

Consumer Finance—0.2%
Acom Co., Ltd. (a) (b)	38,410	192,817
AEON Financial Service Co., Ltd. (a)	10,005	235,307
American Express Co.	49,380	3,031,932
Capital One Financial Corp.	31,465	2,180,839
Credit Saison Co., Ltd.	14,315	249,050
Discover Financial Services	25,185	1,282,420
Navient Corp.	21,635	258,971
Provident Financial plc	14,148	600,001
Synchrony Financial (b)	48,287	1,383,906

		9,415,243

Containers & Packaging—0.1%
Amcor, Ltd.	113,555	1,245,516
Avery Dennison Corp.	5,300	382,183
Ball Corp. (a)	7,970	568,181
International Paper Co.	24,135	990,500
Owens-Illinois, Inc. (b)	9,270	147,949
Rexam plc	67,439	613,369
Sealed Air Corp.	11,895	571,079
Toyo Seikan Group Holdings, Ltd. (a)	15,696	293,809
WestRock Co.	15,195	593,061

		5,405,647

Distributors—0.0%
Genuine Parts Co.	8,815	875,858
Jardine Cycle & Carriage, Ltd. (a)	11,200	332,467

		1,208,325

Diversified Consumer Services—0.0%
Benesse Holdings, Inc. (a)	6,454	185,740
H&R Block, Inc. (a)	13,655	360,765

		546,505

Diversified Financial Services—0.7%
ASX, Ltd.	18,603	590,175
Berkshire Hathaway, Inc. - Class B (b) (e)	108,624	15,411,573
Challenger, Ltd.	54,841	350,374
CME Group, Inc.	19,585	1,881,139
Deutsche Boerse AG	18,622	1,589,025
Eurazeo S.A.	3,905	263,959
Exor S.p.A.	9,555	341,636
First Pacific Co., Ltd.	224,500	167,877

MIST-4

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Groupe Bruxelles Lambert S.A.	7,805	$643,522
Hong Kong Exchanges and Clearing, Ltd.	109,500	2,635,586
Industrivarden AB - C Shares	15,683	265,998
Intercontinental Exchange, Inc.	6,436	1,513,361
Investment AB Kinnevik - B Shares	22,645	638,819
Investor AB - B Shares	43,815	1,549,645
Japan Exchange Group, Inc.	52,900	807,785
Leucadia National Corp.	19,475	314,911
London Stock Exchange Group plc	30,254	1,218,718
McGraw Hill Financial, Inc.	15,815	1,565,369
Mitsubishi UFJ Lease & Finance Co., Ltd.	47,420	207,492
Moody’s Corp.	10,125	977,670
Nasdaq, Inc.	6,870	456,030
ORIX Corp.	127,450	1,811,064
Pargesa Holding S.A.	3,017	191,903
Singapore Exchange, Ltd.	76,600	451,598
Wendel S.A.	2,767	300,982

		36,146,211

Diversified Telecommunication Services—1.3%
AT&T, Inc. (e)	356,580	13,967,228
Bezeq The Israeli Telecommunication Corp., Ltd.	185,314	417,727
BT Group plc	805,718	5,074,691
CenturyLink, Inc. (a)	32,550	1,040,298
Deutsche Telekom AG	310,402	5,568,420
Elisa Oyj (a)	13,687	530,255
Frontier Communications Corp.	67,665	378,247
HKT Trust & HKT, Ltd.	254,200	349,964
Iliad S.A.	2,544	653,606
Inmarsat plc	43,255	608,968
Koninklijke KPN NV	307,687	1,285,477
Level 3 Communications, Inc. (b)	16,714	883,335
Nippon Telegraph & Telephone Corp.	72,200	3,104,425
Orange S.A.	191,234	3,341,431
PCCW, Ltd.	398,700	257,067
Proximus	14,687	501,930
Singapore Telecommunications, Ltd.	761,400	2,145,708
Singapore Telecommunications, Ltd.	5,000	14,166
Spark New Zealand, Ltd.	174,817	441,048
Swisscom AG	2,499	1,353,110
TDC A/S	77,385	377,365
Telecom Italia S.p.A. (a) (b)	1,104,563	1,191,073
Telecom Italia S.p.A. - Risparmio Shares	577,030	502,372
Telefonica Deutschland Holding AG	57,071	309,067
Telefonica S.A.	433,807	4,849,182
Telenor ASA	72,146	1,165,199
TeliaSonera AB	249,656	1,295,640
Telstra Corp., Ltd.	411,599	1,677,688
TPG Telecom, Ltd.	27,669	239,744
Verizon Communications, Inc. (e)	235,720	12,747,738
Vocus Communications, Ltd. (a)	43,675	278,127

		66,550,296

Electric Utilities—0.9%
American Electric Power Co., Inc.	28,450	1,889,080

Electric Utilities—(Continued)
AusNet Services	167,248	190,750
Cheung Kong Infrastructure Holdings, Ltd.	60,400	591,087
Chubu Electric Power Co., Inc.	62,037	864,342
Chugoku Electric Power Co., Inc. (The) (a)	28,534	384,703
CLP Holdings, Ltd.	181,982	1,648,281
Contact Energy, Ltd.	70,864	245,122
Duke Energy Corp.	39,915	3,220,342
Edison International	18,845	1,354,767
EDP - Energias de Portugal S.A.	221,925	786,929
Electricite de France S.A.	23,384	261,515
Endesa S.A.	30,538	584,784
Enel S.p.A.	678,867	3,004,660
Entergy Corp.	10,425	826,494
Eversource Energy	18,365	1,071,414
Exelon Corp.	49,924	1,790,275
FirstEnergy Corp.	24,425	878,567
Fortum Oyj (a)	42,856	645,861
HK Electric Investments & HK Electric Investments, Ltd. (144A)	255,100	224,288
Hokuriku Electric Power Co.	16,211	229,366
Iberdrola S.A.	518,483	3,450,403
Kansai Electric Power Co., Inc. (The) (b)	67,733	598,513
Kyushu Electric Power Co., Inc. (a) (b)	41,097	390,919
Mighty River Power, Ltd. (a)	67,154	135,628
NextEra Energy, Inc.	26,645	3,153,169
PG&E Corp.	28,345	1,692,763
Pinnacle West Capital Corp.	6,450	484,202
Power Assets Holdings, Ltd.	133,400	1,365,812
PPL Corp.	38,815	1,477,687
Red Electrica Corp. S.A.	10,441	904,407
Shikoku Electric Power Co., Inc. (a)	17,152	229,472
Southern Co. (The) (a)	52,595	2,720,739
SSE plc	95,598	2,041,413
Terna Rete Elettrica Nazionale S.p.A.	144,432	823,026
Tohoku Electric Power Co., Inc.	43,538	561,490
Tokyo Electric Power Co., Inc. (b)	139,185	763,552
Xcel Energy, Inc.	29,310	1,225,744

		42,711,566

Electrical Equipment—0.4%
ABB, Ltd. (b)	211,674	4,123,210
AMETEK, Inc.	13,967	698,071
Eaton Corp. plc	27,038	1,691,497
Emerson Electric Co.	38,095	2,071,606
Fuji Electric Co., Ltd.	52,942	182,877
Legrand S.A.	25,657	1,436,290
Mabuchi Motor Co., Ltd.	4,800	222,744
Mitsubishi Electric Corp.	185,739	1,945,192
Nidec Corp. (a)	21,500	1,470,242
OSRAM Licht AG	8,625	442,867
Prysmian S.p.A.	18,819	426,272
Rockwell Automation, Inc. (a)	7,745	880,994
Schneider Electric SE	53,734	3,393,634
Vestas Wind Systems A/S	21,566	1,515,455

		20,500,951

MIST-5

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.4%
Alps Electric Co., Ltd.	17,305	$301,401
Amphenol Corp. - Class A (a)	17,870	1,033,243
Citizen Holdings Co., Ltd.	25,400	143,917
Corning, Inc.	71,040	1,484,026
FLIR Systems, Inc.	8,105	267,060
Hamamatsu Photonics KK (a)	13,700	376,868
Hexagon AB - B Shares	24,863	966,791
Hirose Electric Co., Ltd. (a)	2,900	319,583
Hitachi High-Technologies Corp.	6,611	185,674
Hitachi, Ltd.	465,158	2,174,872
Ingenico Group S.A.	5,314	608,724
Keyence Corp.	4,388	2,392,085
Kyocera Corp.	30,900	1,360,286
Murata Manufacturing Co., Ltd.	19,546	2,347,930
Nippon Electric Glass Co., Ltd.	37,602	192,350
Omron Corp.	18,866	561,216
Shimadzu Corp.	24,283	380,577
TDK Corp.	11,925	661,762
TE Connectivity, Ltd.	23,300	1,442,736
Yaskawa Electric Corp. (a)	23,000	264,610
Yokogawa Electric Corp.	21,943	226,640

		17,692,351

Energy Equipment & Services—0.2%
Baker Hughes, Inc.	25,225	1,105,612
Cameron International Corp. (b)	11,100	744,255
Diamond Offshore Drilling, Inc. (a)	3,715	80,727
FMC Technologies, Inc. (b)	13,230	361,973
Halliburton Co.	49,550	1,769,926
Helmerich & Payne, Inc. (a)	6,205	364,358
National Oilwell Varco, Inc. (a)	22,205	690,575
Petrofac, Ltd. (a)	25,003	328,325
Saipem S.p.A. (b)	25,369	10,115
Schlumberger, Ltd. (e)	73,390	5,412,512
Technip S.A.	10,096	558,274
Tenaris S.A. (a)	45,208	561,966
Transocean, Ltd. (a)	19,780	180,789

		12,169,407

Food & Staples Retailing—0.9%
Aeon Co., Ltd.	62,929	908,764
Carrefour S.A.	53,347	1,464,612
Casino Guichard Perrachon S.A. (a)	5,490	313,916
Colruyt S.A.	6,854	399,303
Costco Wholesale Corp.	25,495	4,017,502
CVS Health Corp.	64,615	6,702,514
Delhaize Group S.A.	10,013	1,043,327
Distribuidora Internacional de Alimentacion S.A. (a)	59,120	305,737
FamilyMart Co., Ltd.	5,714	296,925
ICA Gruppen AB (a)	7,426	245,360
J Sainsbury plc (a)	129,307	511,968
Jeronimo Martins SGPS S.A.	24,196	394,947
Koninklijke Ahold NV	80,316	1,802,966
Kroger Co. (The)	56,260	2,151,945
Lawson, Inc.	6,276	524,501

Food & Staples Retailing—(Continued)
Metro AG (a)	17,159	530,860
Seven & I Holdings Co., Ltd.	72,531	3,080,610
Sysco Corp.	32,045	1,497,463
Tesco plc (b)	781,744	2,151,565
Wal-Mart Stores, Inc. (e)	91,474	6,265,054
Walgreens Boots Alliance, Inc.	50,695	4,270,547
Wesfarmers, Ltd.	108,171	3,433,886
Whole Foods Market, Inc.	20,700	643,977
WM Morrison Supermarkets plc (a)	211,833	602,468
Woolworths, Ltd. (a)	121,872	2,062,924

		45,623,641

Food Products—1.1%
Ajinomoto Co., Inc.	54,281	1,222,540
Archer-Daniels-Midland Co.	35,255	1,280,109
Aryzta AG (a) (b)	8,440	348,186
Associated British Foods plc	34,278	1,642,765
Barry Callebaut AG (a) (b)	215	233,195
Calbee, Inc. (a)	7,080	280,674
Campbell Soup Co. (a)	10,390	662,778
Chocoladefabriken Lindt & Spruengli AG	10	748,334
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	94	581,099
ConAgra Foods, Inc.	24,940	1,112,823
Danone S.A.	56,741	4,028,168
General Mills, Inc.	34,660	2,195,711
Golden Agri-Resources, Ltd.	679,600	206,629
Hershey Co. (The) (a)	8,465	779,542
Hormel Foods Corp. (a)	15,610	674,976
J.M. Smucker Co. (The)	6,985	906,932
Kellogg Co.	14,755	1,129,495
Kerry Group plc - Class A	15,267	1,421,939
Kikkoman Corp. (a)	14,100	463,295
Kraft Heinz Co. (The)	34,423	2,704,271
McCormick & Co., Inc.	6,770	673,480
Mead Johnson Nutrition Co.	11,730	996,698
MEIJI Holdings Co., Ltd.	11,800	946,979
Mondelez International, Inc. - Class A	93,360	3,745,603
Nestle S.A.	306,912	22,918,189
NH Foods, Ltd. (a)	16,715	367,594
Nisshin Seifun Group, Inc.	20,400	324,138
Nissin Foods Holdings Co., Ltd.	6,234	292,588
Orkla ASA	78,035	706,050
Tate & Lyle plc	44,620	370,140
Toyo Suisan Kaisha, Ltd.	8,477	303,847
Tyson Foods, Inc. - Class A (a)	17,650	1,176,549
WH Group, Ltd. (144A) (b)	555,700	402,564
Wilmar International, Ltd.	184,339	459,308
Yakult Honsha Co., Ltd. (a)	8,492	375,314
Yamazaki Baking Co., Ltd.	10,748	226,338

		56,908,840

Gas Utilities—0.1%
AGL Resources, Inc.	6,930	451,420
APA Group	106,735	720,121
Enagas S.A.	20,730	621,717

MIST-6

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—(Continued)
Gas Natural SDG S.A.	33,792	$682,773
Hong Kong & China Gas Co., Ltd.	666,842	1,248,490
Osaka Gas Co., Ltd.	180,489	692,211
Snam S.p.A.	201,667	1,261,385
Toho Gas Co., Ltd. (a)	39,048	277,103
Tokyo Gas Co., Ltd.	218,460	1,018,089

		6,973,309

Health Care Equipment & Supplies—0.7%
Abbott Laboratories	86,400	3,614,112
Baxter International, Inc.	31,600	1,298,128
Becton Dickinson & Co.	12,177	1,848,712
Boston Scientific Corp. (b)	77,880	1,464,923
C.R. Bard, Inc.	4,285	868,441
Cochlear, Ltd.	5,519	432,396
Coloplast A/S - Class B	10,695	807,666
DENTSPLY SIRONA, Inc.	14,207	875,577
Edwards Lifesciences Corp. (b)	12,460	1,099,097
Essilor International S.A.	19,789	2,438,320
Getinge AB - B Shares (a)	19,294	442,736
Hologic, Inc. (b)	14,563	502,423
Hoya Corp.	40,150	1,526,458
Intuitive Surgical, Inc. (b)	2,220	1,334,331
Medtronic plc	81,979	6,148,425
Olympus Corp.	26,406	1,025,921
Smith & Nephew plc	86,117	1,414,282
Sonova Holding AG	5,204	662,594
St. Jude Medical, Inc.	16,285	895,675
Stryker Corp.	18,370	1,970,917
Sysmex Corp.	14,100	878,907
Terumo Corp.	29,300	1,049,968
Varian Medical Systems, Inc. (a) (b)	5,725	458,114
William Demant Holding A/S (b)	2,358	236,393
Zimmer Biomet Holdings, Inc.	9,935	1,059,369

		34,353,885

Health Care Providers & Services—0.7%
Aetna, Inc.	20,244	2,274,413
Alfresa Holdings Corp.	17,000	325,929
AmerisourceBergen Corp.	11,885	1,028,647
Anthem, Inc.	15,180	2,109,868
Cardinal Health, Inc.	18,930	1,551,314
Centene Corp. (b)	10,309	634,725
Chartwell Retirement Residences	18,600	201,933
Cigna Corp.	14,925	2,048,307
DaVita HealthCare Partners, Inc. (b)	9,830	721,325
Express Scripts Holding Co. (b)	39,214	2,693,610
Extendicare, Inc. (a)	9,400	68,107
Fresenius Medical Care AG & Co. KGaA	21,077	1,866,907
Fresenius SE & Co. KGaA	36,719	2,682,562
HCA Holdings, Inc. (b)	18,569	1,449,311
Healthscope, Ltd.	167,018	339,938
Henry Schein, Inc. (a) (b)	4,903	846,405
Humana, Inc.	8,600	1,573,370
Laboratory Corp. of America Holdings (b)	5,825	682,282
McKesson Corp.	13,455	2,115,799

Health Care Providers & Services—(Continued)
Mediclinic International plc	38,825	498,843
Medipal Holdings Corp.	12,987	205,527
Miraca Holdings, Inc.	5,243	214,946
Patterson Cos., Inc. (a)	4,980	231,719
Quest Diagnostics, Inc.	8,305	593,392
Ramsay Health Care, Ltd. (a)	13,648	641,329
Ryman Healthcare, Ltd.	35,230	203,307
Sonic Healthcare, Ltd.	36,792	527,284
Suzuken Co., Ltd.	7,500	254,751
Tenet Healthcare Corp. (a) (b)	5,757	166,550
UnitedHealth Group, Inc.	55,300	7,128,170
Universal Health Services, Inc. - Class B	5,300	661,016

		36,541,586

Health Care Technology—0.0%
Cerner Corp. (b)	17,760	940,570
M3, Inc. (a)	18,690	469,032

		1,409,602

Hotels, Restaurants & Leisure—0.7%
Accor S.A.	20,240	856,710
Aristocrat Leisure, Ltd.	51,269	404,379
Carnival Corp.	26,820	1,415,291
Carnival plc	17,767	958,047
Chipotle Mexican Grill, Inc. (a) (b)	1,815	854,811
Compass Group plc	158,609	2,787,820
Crown Resorts, Ltd.	34,811	331,176
Darden Restaurants, Inc.	6,575	435,922
Flight Centre Travel Group, Ltd. (a)	5,369	177,385
Galaxy Entertainment Group, Ltd.	223,871	838,893
Genting Singapore plc	581,000	359,777
InterContinental Hotels Group plc (a)	22,781	935,051
Marriott International, Inc. - Class A (a)	11,575	823,908
McDonald’s Corp.	54,640	6,867,155
McDonald’s Holdings Co. Japan, Ltd. (a)	6,377	150,898
Melco Crown Entertainment, Ltd. (ADR)	9,158	151,199
Merlin Entertainments plc (144A)	67,665	448,882
MGM China Holdings, Ltd.	90,500	137,522
Oriental Land Co., Ltd.	19,300	1,366,355
Paddy Power Betfair plc	7,894	1,099,363
Pandox AB (b)	5,686	98,848
Royal Caribbean Cruises, Ltd. (a)	9,914	814,435
Sands China, Ltd.	231,935	944,115
Shangri-La Asia, Ltd.	119,200	136,020
SJM Holdings, Ltd.	189,856	134,924
Sodexo S.A.	9,088	977,143
Starbucks Corp.	86,060	5,137,782
Starwood Hotels & Resorts Worldwide, Inc.	9,865	823,037
Tabcorp Holdings, Ltd.	78,543	257,401
Tatts Group, Ltd.	139,490	403,241
TUI AG	47,996	740,882
Whitbread plc	17,603	1,000,429
William Hill plc	85,076	398,612
Wyndham Worldwide Corp. (a)	6,865	524,692
Wynn Macau, Ltd. (b)	148,278	229,536
Wynn Resorts, Ltd. (a)	4,750	443,792

MIST-7

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Yum! Brands, Inc.	24,940	$2,041,339

		36,506,772

Household Durables—0.3%
Barratt Developments plc	95,709	767,668
Berkeley Group Holdings plc	12,500	575,434
Casio Computer Co., Ltd. (a)	19,400	390,283
D.R. Horton, Inc.	18,850	569,836
Electrolux AB - Series B (a)	23,276	612,206
Garmin, Ltd.	6,770	270,529
Harman International Industries, Inc.	4,130	367,735
Husqvarna AB - B Shares	39,758	290,497
Iida Group Holdings Co., Ltd.	14,204	276,188
Leggett & Platt, Inc.	7,880	381,392
Lennar Corp. - Class A (a)	10,095	488,194
Mohawk Industries, Inc. (b)	3,760	717,784
Newell Rubbermaid, Inc.	15,525	687,602
Nikon Corp. (a)	32,755	501,023
Panasonic Corp.	212,528	1,950,505
Persimmon plc	29,573	882,633
PulteGroup, Inc.	18,580	347,632
Rinnai Corp.	3,575	315,577
Sekisui Chemical Co., Ltd.	39,915	491,296
Sekisui House, Ltd.	58,549	985,336
Sony Corp.	121,475	3,120,213
Taylor Wimpey plc	312,210	849,889
Techtronic Industries Co., Ltd.	131,100	518,982
Whirlpool Corp. (a)	4,530	816,940

		17,175,374

Household Products—0.6%
Church & Dwight Co., Inc.	7,701	709,878
Clorox Co. (The)	7,515	947,341
Colgate-Palmolive Co.	52,150	3,684,397
Henkel AG & Co. KGaA	10,027	985,295
Kimberly-Clark Corp.	21,135	2,842,869
Procter & Gamble Co. (The) (e)	157,225	12,941,190
Reckitt Benckiser Group plc	61,593	5,947,778
Svenska Cellulosa AB SCA - B Shares	56,772	1,766,112
Unicharm Corp. (a)	35,900	779,211

		30,604,071

Independent Power and Renewable Electricity Producers—0.0%
AES Corp.	39,585	467,103
Electric Power Development Co., Ltd.	14,156	441,119
Enel Green Power S.p.A.	166,848	357,579
Meridian Energy, Ltd. (a)	120,436	218,217
NRG Energy, Inc.	19,105	248,556

		1,732,574

Industrial Conglomerates—0.9%
3M Co.	36,245	6,039,504
CK Hutchison Holdings, Ltd.	259,446	3,364,354
Danaher Corp.	34,460	3,268,876
General Electric Co. (e)	547,926	17,418,568

Industrial Conglomerates—(Continued)
Jardine Matheson Holdings, Ltd.	23,700	1,352,544
Keihan Electric Railway Co., Ltd. (a)	49,000	344,611
Keppel Corp., Ltd. (a)	139,000	602,703
Koninklijke Philips NV	91,686	2,603,149
NWS Holdings, Ltd.	144,500	229,564
Roper Technologies, Inc. (a)	5,890	1,076,515
Seibu Holdings, Inc.	11,513	243,458
Sembcorp Industries, Ltd.	94,600	212,543
Siemens AG	76,324	8,089,715
Smiths Group plc	38,087	585,618
Toshiba Corp. (a) (b)	386,779	750,104

		46,181,826

Insurance—1.8%
Admiral Group plc	20,167	572,712
Aegon NV	174,349	954,621
Aflac, Inc.	24,985	1,577,553
Ageas	19,387	769,196
AIA Group, Ltd.	1,159,573	6,575,780
Allianz SE	43,991	7,151,276
Allstate Corp. (The)	23,165	1,560,626
American International Group, Inc.	75,035	4,055,642
AMP, Ltd.	284,212	1,260,015
Aon plc	16,280	1,700,446
Assicurazioni Generali S.p.A.	112,394	1,658,142
Assurant, Inc.	3,905	301,271
Aviva plc	389,444	2,535,517
AXA S.A.	188,282	4,426,478
Baloise Holding AG	4,825	611,269
Chubb, Ltd.	26,667	3,177,373
Cincinnati Financial Corp.	8,510	556,214
CNP Assurances	16,499	256,662
Dai-ichi Life Insurance Co., Ltd. (The)	103,737	1,254,867
Direct Line Insurance Group plc	131,860	698,344
Gjensidige Forsikring ASA	19,318	329,241
Hannover Rueck SE	5,828	678,716
Hartford Financial Services Group, Inc. (The)	24,040	1,107,763
Insurance Australia Group, Ltd.	234,042	996,407
Japan Post Holdings Co., Ltd.	43,316	577,816
Legal & General Group plc	572,118	1,920,306
Lincoln National Corp.	14,540	569,968
Loews Corp.	16,540	632,820
Mapfre S.A.	102,184	220,466
Marsh & McLennan Cos., Inc.	30,750	1,869,292
Medibank Private, Ltd.	262,303	586,547
MetLife, Inc. (f)	64,675	2,841,819
MS&AD Insurance Group Holdings, Inc.	48,739	1,357,114
Muenchener Rueckversicherungs-Gesellschaft AG	16,061	3,266,376
NN Group NV	22,993	750,154
Old Mutual plc	473,680	1,303,211
Principal Financial Group, Inc.	15,875	626,269
Progressive Corp. (The)	33,905	1,191,422
Prudential Financial, Inc.	26,130	1,887,109
Prudential plc	247,489	4,590,250
QBE Insurance Group, Ltd.	131,693	1,095,195

MIST-8

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
RSA Insurance Group plc	97,249	$660,917
Sampo Oyj - A Shares	43,031	2,036,025
SCOR SE	14,874	527,587
Sompo Japan Nipponkoa Holdings, Inc.	31,766	899,225
Sony Financial Holdings, Inc. (a)	16,749	213,867
St. James’s Place plc	50,353	660,203
Standard Life plc (a)	189,073	961,970
Suncorp Group, Ltd.	123,635	1,123,182
Swiss Life Holding AG (b)	3,104	824,645
Swiss Re AG	33,900	3,122,677
T&D Holdings, Inc.	55,752	519,559
Tokio Marine Holdings, Inc.	65,679	2,215,927
Torchmark Corp.	6,755	365,851
Travelers Cos., Inc. (The)	18,080	2,110,117
Tryg A/S	11,149	216,222
UnipolSai S.p.A.	107,059	247,539
Unum Group	14,295	442,001
Willis Towers Watson plc	8,067	957,230
XL Group plc	17,465	642,712
Zurich Insurance Group AG (b)	14,478	3,345,212

		92,144,933

Internet & Catalog Retail—0.4%
Amazon.com, Inc. (b)	22,290	13,232,236
Expedia, Inc. (a)	5,785	623,739
Netflix, Inc. (a) (b)	24,681	2,523,139
Priceline Group, Inc. (The) (b)	2,995	3,860,435
Rakuten, Inc.	89,474	862,457
TripAdvisor, Inc. (b)	6,505	432,582
Zalando SE (144A) (b)	8,315	272,824

		21,807,412

Internet Software & Services—0.9%
Akamai Technologies, Inc. (a) (b)	10,310	572,927
Alphabet, Inc. - Class A (b) (e)	16,840	12,847,236
Alphabet, Inc. - Class C (b) (e)	17,166	12,787,812
Auto Trader Group plc (144A)	72,270	403,398
eBay, Inc. (b)	64,975	1,550,303
Facebook, Inc. - Class A (b)	131,046	14,952,348
Kakaku.com, Inc. (a)	13,876	257,066
Mixi, Inc. (a)	4,137	153,549
United Internet AG	11,907	597,182
VeriSign, Inc. (a) (b)	5,735	507,777
Yahoo Japan Corp. (a)	137,049	581,920
Yahoo!, Inc. (b)	50,195	1,847,678

		47,059,196

IT Services—0.9%
Accenture plc - Class A	36,195	4,176,903
Alliance Data Systems Corp. (b)	3,550	781,000
Amadeus IT Holding S.A. - A Shares	42,241	1,805,349
Atos SE	8,418	684,111
Automatic Data Processing, Inc.	26,995	2,421,721
Cap Gemini S.A.	15,745	1,478,006

IT Services—(Continued)
Cognizant Technology Solutions Corp. - Class A (b)	35,350	2,216,445
Computershare, Ltd.	45,026	336,596
CSRA, Inc.	7,955	213,990
Fidelity National Information Services, Inc.	16,285	1,031,003
Fiserv, Inc. (b)	13,560	1,390,985
Fujitsu, Ltd.	179,016	660,782
International Business Machines Corp. (e)	52,296	7,920,229
Itochu Techno-Solutions Corp. (a)	4,600	86,781
MasterCard, Inc. - Class A	57,900	5,471,550
Nomura Research Institute, Ltd.	11,900	399,811
NTT Data Corp.	12,151	609,759
Obic Co., Ltd. (a)	6,240	329,721
Otsuka Corp.	5,100	268,661
Paychex, Inc.	18,615	1,005,396
PayPal Holdings, Inc. (b)	64,275	2,481,015
Teradata Corp. (a) (b)	8,200	215,168
Total System Services, Inc.	9,795	466,046
Visa, Inc. - Class A (a)	113,160	8,654,477
Western Union Co. (The) (a)	29,620	571,370
Worldpay Group plc (144A) (b)	105,910	416,627
Xerox Corp.	58,160	649,066

		46,742,568

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	17,110	372,312
Hasbro, Inc. (a)	6,545	524,254
Mattel, Inc.	19,545	657,103
Sankyo Co., Ltd.	4,804	178,784
Sega Sammy Holdings, Inc. (a)	17,948	195,595
Shimano, Inc.	7,641	1,194,425
Yamaha Corp.	16,200	487,743

		3,610,216

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.	19,135	762,530
Illumina, Inc. (b)	8,419	1,364,804
Lonza Group AG (b)	5,106	860,572
PerkinElmer, Inc.	6,490	320,995
QIAGEN NV (b)	21,267	471,475
Thermo Fisher Scientific, Inc.	23,130	3,274,977
Waters Corp. (b)	4,790	631,897

		7,687,250

Machinery—0.8%
Alfa Laval AB	28,329	460,893
Alstom S.A. (a) (b)	20,930	534,749
Amada Holdings Co., Ltd.	32,986	321,618
Andritz AG (a)	7,526	413,056
Atlas Copco AB - A Shares	64,601	1,624,898
Atlas Copco AB - B Shares	37,649	887,132
Caterpillar, Inc. (a)	34,885	2,670,098
CNH Industrial NV	90,768	616,999
Cummins, Inc. (a)	9,695	1,065,868
Deere & Co. (a)	18,115	1,394,674

MIST-9

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Dover Corp.	9,100	$585,403
FANUC Corp.	18,910	2,936,176
Flowserve Corp. (a)	7,680	341,069
GEA Group AG	17,657	859,829
Hino Motors, Ltd.	25,133	271,600
Hitachi Construction Machinery Co., Ltd. (a)	10,358	164,447
Hoshizaki Electric Co., Ltd.	3,900	324,875
IHI Corp.	133,748	281,522
Illinois Tool Works, Inc.	19,100	1,956,604
IMI plc (a)	26,134	355,803
Ingersoll-Rand plc	15,365	952,784
JTEKT Corp.	19,817	256,892
Kawasaki Heavy Industries, Ltd. (a)	136,697	393,159
Komatsu, Ltd.	88,887	1,512,396
Kone Oyj - Class B (a)	32,429	1,557,061
Kubota Corp.	108,359	1,474,122
Kurita Water Industries, Ltd.	10,324	235,002
Makita Corp. (a)	11,490	712,253
MAN SE	3,393	367,252
Metso Oyj (a)	10,930	259,509
Minebea Co., Ltd. (a)	30,000	233,865
Mitsubishi Heavy Industries, Ltd.	292,000	1,080,852
Nabtesco Corp.	11,740	263,374
NGK Insulators, Ltd.	24,922	458,788
NSK, Ltd.	45,169	411,883
PACCAR, Inc. (a)	20,595	1,126,340
Parker-Hannifin Corp.	8,035	892,528
Pentair plc (a)	10,373	562,839
Sandvik AB	102,373	1,058,645
Schindler Holding AG	1,992	364,682
Schindler Holding AG (Participation Certificate)	4,259	782,644
Sembcorp Marine, Ltd. (a)	79,700	97,474
SKF AB - B Shares (a)	38,286	690,988
SMC Corp.	5,213	1,209,985
Snap-on, Inc.	3,410	535,336
Stanley Black & Decker, Inc.	8,940	940,577
Sulzer AG (a)	2,324	230,314
Sumitomo Heavy Industries, Ltd. (a)	52,676	217,485
THK Co., Ltd. (a)	11,652	214,817
Volvo AB - B Shares	148,056	1,615,340
Wartsila Oyj Abp (a)	14,240	641,800
Weir Group plc (The)	20,606	327,733
Xylem, Inc.	10,440	426,996
Yangzijiang Shipbuilding Holdings, Ltd.	178,690	129,984
Zardoya Otis S.A. (a)	17,418	201,853

		40,504,865

Marine—0.1%
AP Moeller - Maersk A/S - Class A	368	467,379
AP Moeller - Maersk A/S - Class B	666	869,013
Kuehne & Nagel International AG	5,228	742,963
Mitsui OSK Lines, Ltd. (a)	109,913	222,896
Nippon Yusen KK (a)	154,984	297,900

		2,600,151

Media—1.1%
Altice NV - Class A (b)	35,497	628,446
Altice NV - Class B (b)	10,517	189,189
Axel Springer SE (a)	4,296	231,320
Cablevision Systems Corp. - Class A	12,885	425,205
CBS Corp. - Class B	25,750	1,418,568
Comcast Corp. - Class A	144,002	8,795,642
Dentsu, Inc. (a)	20,887	1,047,940
Discovery Communications, Inc. - Class A (a) (b)	8,650	247,650
Discovery Communications, Inc. - Class C (b)	14,850	400,950
Eutelsat Communications S.A.	16,424	529,655
Hakuhodo DY Holdings, Inc.	22,440	254,105
Interpublic Group of Cos., Inc. (The)	23,725	544,489
ITV plc	368,339	1,271,263
JCDecaux S.A. (a)	7,148	312,111
Kabel Deutschland Holding AG	2,134	238,801
Lagardere SCA	11,447	303,609
News Corp. - Class A	22,021	281,208
News Corp. - Class B (a)	6,156	81,567
Numericable-SFR SAS	10,547	442,484
Omnicom Group, Inc. (a)	14,085	1,172,295
Pearson plc	79,142	991,636
ProSiebenSat.1 Media SE	21,110	1,084,881
Publicis Groupe S.A.	18,215	1,276,519
REA Group, Ltd. (a)	5,089	209,967
RELX NV	95,762	1,666,850
RELX plc	107,525	1,991,313
RTL Group S.A.	93	7,873
RTL Group S.A. (Brussels Exchange)	3,657	309,082
Schibsted ASA - Class A	7,278	212,244
Schibsted ASA - Class B (b)	8,577	236,920
Scripps Networks Interactive, Inc. - Class A (a)	5,450	356,975
SES S.A.	31,421	918,226
Singapore Press Holdings, Ltd. (a)	154,000	456,840
Sky plc	99,322	1,455,537
TEGNA, Inc.	13,040	305,918
Telenet Group Holding NV (b)	5,090	257,637
Time Warner Cable, Inc.	16,435	3,362,930
Time Warner, Inc.	47,255	3,428,350
Toho Co., Ltd.	10,894	286,071
Twenty-First Century Fox, Inc. - Class A	70,758	1,972,733
Twenty-First Century Fox, Inc. - Class B	24,925	702,885
Viacom, Inc. - Class B	20,070	828,490
Vivendi S.A.	111,903	2,350,984
Walt Disney Co. (The)	90,079	8,945,746
Wolters Kluwer NV	29,128	1,160,429
WPP plc	124,684	2,905,601

		56,499,134

Metals & Mining—0.6%
Alcoa, Inc.	75,850	726,643
Alumina, Ltd. (a)	241,405	237,611
Anglo American plc	134,755	1,055,447
Antofagasta plc (a)	37,473	250,689
ArcelorMittal (a)	95,415	428,801
BHP Billiton plc	203,306	2,295,427
BHP Billiton, Ltd.	309,154	4,010,029

MIST-10

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Boliden AB	26,201	$416,052
Fortescue Metals Group, Ltd. (a)	148,438	285,120
Freeport-McMoRan, Inc. (a)	65,900	681,406
Fresnillo plc	21,130	288,535
Glencore plc (b)	1,177,779	2,650,833
Hitachi Metals, Ltd.	20,465	210,387
Iluka Resources, Ltd.	39,920	199,545
JFE Holdings, Inc. (a)	47,361	637,428
Kobe Steel, Ltd.	297,670	260,833
Maruichi Steel Tube, Ltd. (a)	4,500	123,130
Mitsubishi Materials Corp. (a)	106,804	300,815
Newcrest Mining, Ltd. (b)	73,349	950,109
Newmont Mining Corp.	30,635	814,278
Nippon Steel & Sumitomo Metal Corp. (a)	73,300	1,407,100
Norsk Hydro ASA	128,462	526,780
Nucor Corp.	18,440	872,212
Randgold Resources, Ltd.	9,039	822,825
Rio Tinto plc	120,666	3,405,102
Rio Tinto, Ltd.	40,833	1,339,292
South32, Ltd. (b)	510,728	568,645
Sumitomo Metal Mining Co., Ltd. (a)	47,516	471,518
ThyssenKrupp AG	35,492	737,447
Voestalpine AG	11,025	367,478

		27,341,517

Multi-Utilities—0.5%
AGL Energy, Ltd.	64,954	915,320
Ameren Corp.	14,060	704,406
CenterPoint Energy, Inc.	24,900	520,908
Centrica plc	486,360	1,584,076
CMS Energy Corp. (a)	15,955	677,130
Consolidated Edison, Inc. (a)	16,945	1,298,326
Dominion Resources, Inc.	34,490	2,590,889
DTE Energy Co.	10,430	945,584
DUET Group (c) (d)	223,437	404,746
E.ON SE	192,538	1,847,853
Engie S.A.	140,651	2,176,864
National Grid plc	360,343	5,105,274
NiSource, Inc.	18,350	432,326
Public Service Enterprise Group, Inc.	29,270	1,379,788
RWE AG	47,217	610,588
SCANA Corp.	8,240	578,036
Sempra Energy	13,620	1,417,161
Suez Environnement Co.	28,758	526,424
TECO Energy, Inc.	13,635	375,371
Veolia Environnement S.A.	43,402	1,044,610
WEC Energy Group, Inc. (a)	18,229	1,095,016

		26,230,696

Multiline Retail—0.2%
Dollar General Corp.	17,080	1,462,048
Dollar Tree, Inc. (a) (b)	13,613	1,122,528
Don Quijote Holdings Co., Ltd.	11,400	395,014
Harvey Norman Holdings, Ltd.	51,926	186,487
Isetan Mitsukoshi Holdings, Ltd.	34,197	399,360
J Front Retailing Co., Ltd.	22,900	302,945

Multiline Retail—(Continued)
Kohl’s Corp.	11,425	532,519
Macy’s, Inc.	19,110	842,560
Marks & Spencer Group plc	158,253	919,986
Marui Group Co., Ltd. (a)	21,500	307,972
Next plc	14,013	1,083,372
Nordstrom, Inc. (a)	8,040	459,968
Ryohin Keikaku Co., Ltd.	2,312	487,748
Takashimaya Co., Ltd.	27,372	228,755
Target Corp.	36,390	2,994,169

		11,725,431

Oil, Gas & Consumable Fuels—2.2%
Anadarko Petroleum Corp.	29,435	1,370,788
Apache Corp.	21,895	1,068,695
BP plc	1,760,118	8,818,652
Cabot Oil & Gas Corp. (a)	23,990	544,813
Caltex Australia, Ltd.	26,050	678,342
Chesapeake Energy Corp. (a)	29,935	123,332
Chevron Corp. (e)	109,100	10,408,140
Cimarex Energy Co.	5,515	536,444
Columbia Pipeline Group, Inc.	18,350	460,585
Concho Resources, Inc. (a) (b)	7,605	768,409
ConocoPhillips	71,520	2,880,110
Delek Group, Ltd.	464	79,449
Devon Energy Corp.	22,320	612,461
Eni S.p.A.	244,876	3,701,352
EOG Resources, Inc.	31,890	2,314,576
EQT Corp.	8,810	592,561
Exxon Mobil Corp. (e)	241,789	20,211,143
Galp Energia SGPS S.A.	36,804	462,001
Hess Corp.	13,970	735,521
Idemitsu Kosan Co., Ltd. (a)	8,500	151,308
Inpex Corp.	91,495	693,398
JX Holdings, Inc.	216,024	832,244
Kinder Morgan, Inc.	104,130	1,859,762
Koninklijke Vopak NV	6,851	341,024
Lundin Petroleum AB (a) (b)	20,889	353,264
Marathon Oil Corp.	39,180	436,465
Marathon Petroleum Corp.	31,010	1,152,952
Murphy Oil Corp. (a)	9,385	236,408
Neste Oyj (a)	12,432	408,397
Newfield Exploration Co. (b)	9,400	312,550
Noble Energy, Inc.	24,600	772,686
Occidental Petroleum Corp.	44,245	3,027,685
Oil Search, Ltd.	131,915	685,678
OMV AG	14,226	400,046
ONEOK, Inc. (a)	12,060	360,112
Origin Energy, Ltd.	167,735	647,781
Phillips 66	27,740	2,402,007
Pioneer Natural Resources Co. (a)	8,665	1,219,512
Range Resources Corp.	9,805	317,486
Repsol S.A.	101,098	1,137,842
Royal Dutch Shell plc - A Shares	377,144	9,098,381
Royal Dutch Shell plc - B Shares	381,354	9,288,091
Santos, Ltd.	211,696	656,552
Showa Shell Sekiyu KK	18,100	162,347

MIST-11

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Southwestern Energy Co. (a) (b)	22,205	$179,194
Spectra Energy Corp.	38,920	1,190,952
Statoil ASA	107,354	1,681,895
Tesoro Corp.	7,125	612,821
TonenGeneral Sekiyu KK	27,150	245,065
Total S.A.	209,163	9,513,232
Valero Energy Corp.	28,815	1,848,194
Williams Cos., Inc. (The)	39,465	634,203
Woodside Petroleum, Ltd.	71,321	1,422,374

		110,649,282

Paper & Forest Products—0.1%
Mondi plc	35,432	676,433
OJI Holdings Corp.	76,372	305,899
Stora Enso Oyj - R Shares	52,601	468,994
UPM-Kymmene Oyj	51,496	928,824

		2,380,150

Personal Products—0.5%
Beiersdorf AG	9,703	875,672
Estee Lauder Cos., Inc. (The) - Class A	13,120	1,237,347
Kao Corp.	48,524	2,586,953
Kose Corp.	2,934	284,476
L’Oreal S.A.	24,245	4,333,214
Shiseido Co., Ltd.	34,709	774,323
Unilever NV	156,805	7,003,712
Unilever plc	123,545	5,578,709

		22,674,406

Pharmaceuticals—3.2%
Allergan plc (b)	22,817	6,115,640
Astellas Pharma, Inc.	203,200	2,700,696
AstraZeneca plc	121,651	6,792,685
Bayer AG	79,602	9,355,127
Bristol-Myers Squibb Co.	96,635	6,173,044
Chugai Pharmaceutical Co., Ltd.	21,574	667,745
Daiichi Sankyo Co., Ltd.	61,399	1,364,529
Eisai Co., Ltd.	24,280	1,459,868
Eli Lilly & Co.	56,530	4,070,725
Endo International plc (a) (b)	12,046	339,095
Galenica AG (a)	376	563,255
GlaxoSmithKline plc	468,457	9,492,138
Hisamitsu Pharmaceutical Co., Inc.	5,525	246,379
Johnson & Johnson (e)	160,520	17,368,264
Kyowa Hakko Kirin Co., Ltd.	22,167	353,551
Mallinckrodt plc (b)	6,770	414,866
Merck & Co., Inc. (e)	163,235	8,636,764
Merck KGaA	12,482	1,040,743
Mitsubishi Tanabe Pharma Corp.	21,801	378,446
Mylan NV (b)	21,085	977,290
Novartis AG	219,032	15,821,860
Novo Nordisk A/S - Class B	188,614	10,183,724
Ono Pharmaceutical Co., Ltd.	40,170	1,699,829
Orion Oyj - Class B	9,890	325,797
Otsuka Holdings Co., Ltd.	37,675	1,365,822

Pharmaceuticals—(Continued)
Perrigo Co. plc (a)	7,553	966,255
Pfizer, Inc.	357,506	10,596,478
Roche Holding AG	67,628	16,594,793
Sanofi	113,683	9,142,891
Santen Pharmaceutical Co., Ltd.	35,800	537,423
Shionogi & Co., Ltd.	28,798	1,351,975
Shire plc	57,021	3,266,640
Sumitomo Dainippon Pharma Co., Ltd. (a)	15,300	176,095
Taisho Pharmaceutical Holdings Co., Ltd. (a)	3,039	240,774
Takeda Pharmaceutical Co., Ltd. (a)	76,050	3,469,052
Taro Pharmaceutical Industries, Ltd. (b)	722	103,426
Teva Pharmaceutical Industries, Ltd.	83,199	4,470,592
UCB S.A.	12,202	930,699
Zoetis, Inc.	26,540	1,176,518

		160,931,493

Professional Services—0.2%
Adecco S.A.	15,955	1,035,102
Bureau Veritas S.A.	25,590	568,826
Capita plc (a)	63,867	952,341
Dun & Bradstreet Corp. (The)	2,095	215,953
Equifax, Inc.	6,815	778,886
Experian plc	93,660	1,666,632
Intertek Group plc	15,614	707,753
Nielsen Holdings plc	21,233	1,118,130
Randstad Holding NV	12,332	680,837
Recruit Holdings Co., Ltd. (a)	13,636	415,318
Robert Half International, Inc.	7,720	359,598
Seek, Ltd.	31,433	388,338
SGS S.A. (a)	528	1,115,248
Verisk Analytics, Inc. (a) (b)	9,001	719,360

		10,722,322

Real Estate Investment Trusts—3.4%
Acadia Realty Trust	7,605	267,164
Activia Properties, Inc.	70	362,823
Advance Residence Investment Corp.	142	359,385
Aedifica S.A.	1,327	93,463
AEON REIT Investment Corp.	100	127,966
Affine S.A.	700	13,697
Agree Realty Corp.	2,150	82,711
Alexander’s, Inc. (a)	228	86,765
Alexandria Real Estate Equities, Inc.	7,918	719,667
Allied Properties Real Estate Investment Trust	8,320	224,023
Alstria Office REIT-AG (b)	11,300	162,476
American Assets Trust, Inc.	4,200	167,664
American Campus Communities, Inc.	14,077	662,886
American Homes 4 Rent - Class A	20,603	327,588
American Tower Corp.	24,545	2,512,672
ANF Immobilier	750	20,195
Apartment Investment & Management Co. - Class A	25,865	1,081,674
Apple Hospitality REIT, Inc. (a)	17,950	355,590
Artis Real Estate Investment Trust	14,550	143,736
Ascendas Real Estate Investment Trust	423,300	750,308
Ashford Hospitality Trust, Inc. (a)	9,850	62,843

MIST-12

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Assura plc	176,150	$134,320
AvalonBay Communities, Inc.	22,484	4,276,457
Axiare Patrimonio SOCIMI S.A.	6,300	93,626
Befimmo S.A.	1,850	118,810
Beni Stabili S.p.A. SIIQ	115,007	86,231
Big Yellow Group plc	15,350	170,666
Boardwalk Real Estate Investment Trust	4,300	171,470
Boston Properties, Inc.	25,475	3,237,363
Brandywine Realty Trust	18,876	264,830
British Land Co. plc (The)	203,978	2,043,877
Brixmor Property Group, Inc.	18,850	482,937
BWP Trust (a)	52,648	137,927
Camden Property Trust	9,350	786,241
Canadian Apartment Properties REIT	13,500	300,196
Canadian Real Estate Investment Trust	7,800	270,680
CapitaLand Commercial Trust, Ltd.	413,900	451,362
CapitaLand Mall Trust	519,700	805,693
Care Capital Properties, Inc.	8,999	241,533
CBL & Associates Properties, Inc.	18,300	217,770
CDL Hospitality Trusts	68,850	67,168
Cedar Realty Trust, Inc. (a)	9,050	65,432
Champion REIT	254,700	129,718
Charter Hall Retail REIT	36,850	129,554
Chatham Lodging Trust	3,950	84,649
Chesapeake Lodging Trust (a)	6,407	169,529
Cofinimmo S.A.	2,195	269,279
Colony Starwood Homes	5,300	131,175
Columbia Property Trust, Inc.	13,300	292,467
Cominar Real Estate Investment Trust	18,181	240,780
Corporate Office Properties Trust	10,150	266,336
Cousins Properties, Inc.	22,344	231,931
Crombie Real Estate Investment Trust	8,300	89,854
Cromwell Property Group	157,450	125,450
Crown Castle International Corp.	19,310	1,670,315
CubeSmart	18,921	630,069
Daiwa House REIT Investment Corp.	29	127,117
Daiwa House Residential Investment Corp.	72	150,186
Daiwa Office Investment Corp. (a)	28	174,131
DCT Industrial Trust, Inc. (a)	9,502	375,044
DDR Corp.	32,900	585,291
Derwent London plc	10,750	484,933
Dexus Property Group	196,411	1,191,623
DiamondRock Hospitality Co.	21,650	219,098
Digital Realty Trust, Inc. (a)	15,800	1,398,142
Douglas Emmett, Inc.	14,764	444,544
Dream Global Real Estate Investment Trust	10,200	68,406
Dream Office Real Estate Investment Trust	11,650	186,131
Duke Realty Corp.	37,177	837,970
DuPont Fabros Technology, Inc. (a)	8,025	325,253
EastGroup Properties, Inc. (a)	3,483	210,269
Education Realty Trust, Inc.	6,816	283,546
Empire State Realty Trust, Inc. - Class A (a)	10,279	180,191
Empiric Student Property plc	47,450	74,623
EPR Properties (a)	6,797	452,816
Equinix, Inc. (a)	3,417	1,130,036
Equity Commonwealth (b)	13,609	384,046
Equity Lifestyle Properties, Inc.	8,269	601,404

Real Estate Investment Trusts—(Continued)
Equity One, Inc.	9,876	283,046
Equity Residential	59,980	4,500,299
Essex Property Trust, Inc.	10,900	2,549,074
Eurocommercial Properties NV	5,000	233,486
Extra Space Storage, Inc.	19,803	1,850,788
Federal Realty Investment Trust	11,734	1,831,091
FelCor Lodging Trust, Inc. (a)	15,450	125,454
First Industrial Realty Trust, Inc.	11,850	269,469
First Potomac Realty Trust (a)	6,200	56,172
Fonciere Des Regions	6,775	638,965
Forest City Realty Trust, Inc. - Class A	25,350	534,631
Fortune Real Estate Investment Trust	141,900	152,005
Franklin Street Properties Corp. (a)	9,500	100,795
Frontier Real Estate Investment Corp.	51	244,866
Fukuoka REIT Corp.	68	122,818
Gaming and Leisure Properties, Inc. (a)	9,550	295,286
Gecina S.A.	7,650	1,052,529
General Growth Properties, Inc.	88,111	2,619,540
Getty Realty Corp. (a)	2,715	53,838
GLP J-Reit	224	255,062
Goodman Group	359,488	1,832,155
Government Properties Income Trust (a)	7,635	136,285
GPT Group (The)	363,885	1,390,395
Gramercy Property Trust	45,219	382,101
Granite Real Estate Investment Trust	5,050	145,463
Great Portland Estates plc	37,100	386,692
Green REIT plc	71,250	114,450
H&R Real Estate Investment Trust	29,894	483,138
Hamborner REIT AG	6,400	69,271
Hammerson plc	159,826	1,323,320
Hansteen Holdings plc (a)	77,650	118,634
HCP, Inc.	76,875	2,504,587
Healthcare Realty Trust, Inc.	11,010	340,099
Healthcare Trust of America, Inc. - Class A	14,075	414,087
Hersha Hospitality Trust (a)	4,062	86,683
Hibernia REIT plc	73,500	108,558
Highwoods Properties, Inc.	10,300	492,443
Hospitality Properties Trust	16,300	432,928
Host Hotels & Resorts, Inc. (a)	125,035	2,088,084
Hudson Pacific Properties, Inc.	7,900	228,468
Hulic Reit, Inc. (a)	100	162,368
Icade	6,995	534,684
Immobiliare Grande Distribuzione SIIQ S.p.A.	39,446	35,842
Industrial & Infrastructure Fund Investment Corp.	33	153,184
InnVest Real Estate Investment Trust	10,776	43,394
Intervest Offices & Warehouses NV (b)	1,450	41,383
Intu Properties plc (a)	191,326	856,602
Investa Office Fund	60,362	193,431
Investors Real Estate Trust	13,158	95,527
Invincible Investment Corp.	200	149,738
Irish Residential Properties REIT plc	37,750	47,442
Iron Mountain, Inc. (a)	11,049	374,672
Japan Excellent, Inc.	121	163,251
Japan Hotel REIT Investment Corp.	359	315,627
Japan Logistics Fund, Inc.	92	192,013
Japan Prime Realty Investment Corp.	171	695,791
Japan Real Estate Investment Corp.	269	1,553,268

MIST-13

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Japan Rental Housing Investments, Inc.	150	$110,735
Japan Retail Fund Investment Corp.	510	1,222,775
Kenedix Office Investment Corp.	40	229,550
Keppel REIT (a)	201,200	148,499
Killam Apartment Real Estate Investment Trust	5,800	52,295
Kilroy Realty Corp.	9,934	614,617
Kimco Realty Corp.	68,188	1,962,451
Kite Realty Group Trust	8,862	245,566
Kiwi Property Group, Ltd.	136,500	136,381
Klepierre	43,326	2,070,105
Land Securities Group plc	160,905	2,534,367
Lar Espana Real Estate Socimi S.A. (a)	5,500	52,004
LaSalle Hotel Properties (a)	12,150	307,517
Lexington Realty Trust (a)	25,450	218,870
Liberty Property Trust	15,950	533,687
Link REIT	460,100	2,725,194
LondonMetric Property plc	63,000	143,304
LTC Properties, Inc.	4,050	183,222
Macerich Co. (The)	24,877	1,971,253
Mack-Cali Realty Corp. (a)	9,557	224,590
Mapletree Commercial Trust	141,250	147,774
Mapletree Industrial Trust	133,700	158,196
Mapletree Logistics Trust	157,450	117,969
Medical Properties Trust, Inc. (a)	25,650	332,937
Mercialys S.A.	4,450	103,256
Merlin Properties Socimi S.A.	34,834	403,858
Mid-America Apartment Communities, Inc.	8,126	830,558
Milestone Apartments Real Estate Investment Trust	7,550	96,500
Mirvac Group	752,371	1,113,099
Monogram Residential Trust, Inc.	18,200	179,452
Mori Hills REIT Investment Corp.	144	213,000
Mori Trust Sogo REIT, Inc.	107	184,877
National Health Investors, Inc. (a)	3,800	252,776
National Retail Properties, Inc.	15,233	703,765
New Senior Investment Group, Inc. (a)	8,600	88,580
New York REIT, Inc. (a)	17,600	177,760
Nippon Accommodations Fund, Inc.	50	192,543
Nippon Building Fund, Inc.	283	1,674,533
Nippon Prologis REIT, Inc.	298	666,170
Nomura Real Estate Master Fund, Inc.	724	1,079,087
Northview Apartment Real Estate Investment Trust	4,800	69,039
NSI NV	14,793	70,228
Omega Healthcare Investors, Inc.	17,970	634,341
Orix JREIT, Inc.	235	364,313
Paramount Group, Inc.	15,524	247,608
Parkway Properties, Inc.	8,600	134,676
Pebblebrook Hotel Trust	7,750	225,293
Pennsylvania Real Estate Investment Trust	7,150	156,228
Physicians Realty Trust	11,672	216,866
Piedmont Office Realty Trust, Inc. - Class A	15,650	317,852
Post Properties, Inc.	5,850	349,479
Premier Investment Corp.	120	148,200
Primary Health Properties plc (a)	45,726	66,977
Primary Health Properties plc	4,577	131
ProLogis, Inc.	86,920	3,840,126
PS Business Parks, Inc. (a)	2,200	221,122
Public Storage	24,246	6,687,774

Real Estate Investment Trusts—(Continued)
Pure Industrial Real Estate Trust	20,400	74,767
QTS Realty Trust, Inc. - Class A	4,150	196,627
Ramco-Gershenson Properties Trust (a)	8,428	151,957
Realty Income Corp. (a)	40,492	2,531,155
Redefine International plc	127,650	86,329
Regency Centers Corp.	10,550	789,667
Retail Opportunity Investments Corp. (a)	10,635	213,976
Retail Properties of America, Inc. - Class A	25,500	404,175
Rexford Industrial Realty, Inc. (a)	5,800	105,328
RioCan Real Estate Investment Trust	34,238	701,236
RLJ Lodging Trust	13,550	310,024
Rouse Properties, Inc.	3,900	71,682
Ryman Hospitality Properties, Inc.	5,236	269,549
Sabra Health Care REIT, Inc.	7,000	140,630
Safestore Holdings plc	22,300	107,238
Saul Centers, Inc.	1,457	77,250
Scentre Group	1,063,492	3,610,162
Segro plc	151,624	890,747
Sekisui House SI Residential Investment Corp.	100	102,720
Select Income REIT	7,305	168,380
Senior Housing Properties Trust	25,600	457,984
Shaftesbury plc	29,950	390,838
Shopping Centres Australasia Property Group	79,100	138,479
Silver Bay Realty Trust Corp. (a)	3,650	54,203
Simon Property Group, Inc.	51,475	10,690,843
SL Green Realty Corp. (a)	16,490	1,597,551
Smart Real Estate Investment Trust	11,950	312,195
Sovran Self Storage, Inc.	4,218	497,513
Spirit Realty Capital, Inc.	45,362	510,322
STAG Industrial, Inc. (a)	7,335	149,341
Stockland	482,661	1,578,449
STORE Capital Corp. (a)	11,238	290,839
Summit Hotel Properties, Inc.	8,950	107,132
Sun Communities, Inc. (a)	6,046	432,954
Sunstone Hotel Investors, Inc.	22,506	315,084
Suntec Real Estate Investment Trust (a)	489,800	608,478
Tanger Factory Outlet Centers, Inc.	10,350	376,637
Target Healthcare REIT, Ltd.	18,550	29,577
Taubman Centers, Inc.	6,500	462,995
Terreno Realty Corp.	4,550	106,698
Tier REIT, Inc. (a)	5,100	68,544
Tokyu REIT, Inc. (a)	102	139,887
Top REIT, Inc.	19	75,029
Tritax Big Box REIT plc	90,500	174,806
UDR, Inc.	43,690	1,683,376
Unibail-Rodamco SE (Paris Exchange) (a)	20,113	5,518,557
United Urban Investment Corp.	533	860,653
Universal Health Realty Income Trust (a)	1,450	81,563
Urban Edge Properties (a)	9,600	248,064
Urstadt Biddle Properties, Inc. - Class A	2,850	59,708
Vastned Retail NV	2,057	92,034
Ventas, Inc.	55,540	3,496,798
VEREIT, Inc.	97,600	865,712
Vicinity Centres	678,350	1,657,578
Vornado Realty Trust	28,580	2,698,809
Warehouses De Pauw SCA	1,521	144,564
Washington Real Estate Investment Trust (a)	7,344	214,518

MIST-14

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Weingarten Realty Investors	12,008	$450,540
Welltower, Inc.	58,745	4,073,378
Wereldhave Belgium NV (b)	250	32,382
Wereldhave NV	4,350	243,123
Westfield Corp.	398,307	3,046,732
Weyerhaeuser Co.	45,792	1,418,636
Winthrop Realty Trust (b)	3,450	45,299
Workspace Group plc	12,500	140,185
WP Carey, Inc. (a)	9,501	591,342
WP Glimcher, Inc.	19,850	188,377
Xenia Hotels & Resorts, Inc. (a)	12,000	187,440

		170,574,333

Real Estate Management & Development—1.0%
ADLER Real Estate AG (b)	2,600	33,897
ADO Properties S.A. (144A) (b)	2,498	85,495
Aeon Mall Co., Ltd.	23,597	348,638
Allreal Holding AG (a) (b)	1,050	151,984
Azrieli Group, Ltd	7,410	290,662
BUWOG AG (b)	7,750	166,446
CA Immobilien Anlagen AG (b)	7,732	151,949
Capital & Counties Properties plc (a)	78,350	369,495
CapitaLand, Ltd.	520,250	1,184,480
Castellum AB (a)	17,700	280,595
CBRE Group, Inc. - Class A (b)	16,715	481,726
Cheung Kong Property Holdings, Ltd.	563,996	3,630,542
City Developments, Ltd.	38,700	234,477
Citycon Oyj	42,250	106,577
Conwert Immobilien Invest SE (b)	7,400	118,641
D Carnegie & Co. AB (b)	3,800	36,383
Daejan Holdings plc	550	45,648
Daito Trust Construction Co., Ltd.	6,944	984,313
Daiwa House Industry Co., Ltd.	57,810	1,620,947
Deutsche Euroshop AG	4,950	232,449
Deutsche Wohnen AG	68,799	2,138,869
DIC Asset AG	3,650	34,089
Dios Fastigheter AB	5,032	36,912
Entra ASA (144A)	6,718	63,184
Fabege AB	14,300	240,727
Fastighets AB Balder - B Shares (b)	9,900	251,080
First Capital Realty, Inc. (a)	9,700	154,005
Fonciere de Paris SIIC	250	41,167
Global Logistic Properties, Ltd.	301,668	430,620
Grainger plc	44,300	143,975
Grand City Properties S.A.	10,950	251,639
Hang Lung Properties, Ltd.	456,100	872,447
Helical Bar plc	10,350	57,255
Hemfosa Fastigheter AB	8,474	93,103
Henderson Land Development Co., Ltd.	221,686	1,359,744
Hispania Activos Inmobiliarios S.A. (b)	7,300	103,552
Hongkong Land Holdings, Ltd.	182,650	1,093,712
Hufvudstaden AB - A Shares	11,950	189,303
Hulic Co., Ltd.	66,843	636,961
Hysan Development Co., Ltd.	127,000	541,229
Inmobiliaria Colonial S.A. (b)	225,159	166,241
Kennedy Wilson Europe Real Estate plc	12,700	213,125

Real Estate Management & Development—(Continued)
Kerry Properties, Ltd.	131,900	363,940
Klovern AB - B Shares	40,400	45,709
Kungsleden AB	19,620	138,555
LEG Immobilien AG (b)	6,800	638,678
Lend Lease Group	53,125	562,826
Mitsubishi Estate Co., Ltd.	256,594	4,753,169
Mitsui Fudosan Co., Ltd.	192,968	4,798,176
Mobimo Holding AG (b)	650	158,331
New World Development Co., Ltd.	1,117,925	1,067,032
Nomura Real Estate Holdings, Inc. (a)	24,909	458,974
Norwegian Property ASA (b)	26,600	27,716
NTT Urban Development Corp.	22,800	222,435
PSP Swiss Property AG (b)	4,259	409,529
Sino Land Co., Ltd.	618,300	982,623
Sponda Oyj	25,948	109,166
Sumitomo Realty & Development Co., Ltd.	81,095	2,364,820
Sun Hung Kai Properties, Ltd.	346,678	4,236,697
Swire Pacific, Ltd. - Class A	56,400	607,074
Swire Properties, Ltd.	238,000	645,767
Swiss Prime Site AG (b)	13,201	1,163,671
TAG Immobilien AG (a)	12,700	171,188
Technopolis Oyj	10,250	43,725
TLG Immobilien AG	5,942	129,119
Tokyo Tatemono Co., Ltd.	40,800	507,983
Tokyu Fudosan Holdings Corp.	48,735	329,628
UNITE Group plc (The)	23,900	217,837
UOL Group, Ltd.	96,000	427,153
Vonovia SE	95,105	3,421,847
Wallenstam AB - B Shares	21,300	184,082
Wharf Holdings, Ltd. (The)	277,550	1,517,567
Wheelock & Co., Ltd.	87,800	392,345
Wihlborgs Fastigheter AB	7,150	151,746

		50,917,391

Road & Rail—0.5%
Asciano, Ltd.	94,107	646,178
Aurizon Holdings, Ltd.	203,071	613,464
Central Japan Railway Co.	13,881	2,453,829
ComfortDelGro Corp., Ltd.	206,700	447,683
CSX Corp.	56,970	1,466,978
DSV A/S	18,530	768,032
East Japan Railway Co.	32,126	2,766,079
Hankyu Hanshin Holdings, Inc.	110,000	700,395
J.B. Hunt Transport Services, Inc.	5,296	446,135
Kansas City Southern	6,390	546,026
Keikyu Corp.	44,373	389,664
Keio Corp.	55,672	487,837
Keisei Electric Railway Co., Ltd.	26,811	376,933
Kintetsu Group Holdings Co., Ltd. (a)	173,710	702,572
MTR Corp., Ltd.	140,700	693,993
Nagoya Railroad Co., Ltd. (a)	84,000	392,071
Nippon Express Co., Ltd.	79,307	360,610
Norfolk Southern Corp.	17,440	1,451,880
Odakyu Electric Railway Co., Ltd. (a)	59,552	647,916
Ryder System, Inc.	3,100	200,818
Tobu Railway Co., Ltd.	98,045	487,888

MIST-15

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Tokyu Corp.	107,569	$899,336
Union Pacific Corp.	50,290	4,000,569
West Japan Railway Co.	15,852	976,668

		22,923,554

Semiconductors & Semiconductor Equipment—0.8%
Analog Devices, Inc.	18,140	1,073,707
Applied Materials, Inc.	69,560	1,473,281
ARM Holdings plc	135,188	1,971,644
ASM Pacific Technology, Ltd.	23,200	181,314
ASML Holding NV	33,370	3,378,558
Broadcom, Ltd.	22,895	3,537,277
First Solar, Inc. (b)	4,370	299,214
Infineon Technologies AG	108,809	1,547,596
Intel Corp. (e)	275,570	8,914,689
KLA - Tencor Corp.	9,070	660,387
Lam Research Corp.	9,147	755,542
Linear Technology Corp.	13,880	618,493
Microchip Technology, Inc. (a)	12,230	589,486
Micron Technology, Inc. (b)	62,370	653,014
NVIDIA Corp. (a)	29,670	1,057,142
NXP Semiconductors NV (b)	11,511	933,197
Qorvo, Inc. (a) (b)	8,623	434,685
QUALCOMM, Inc.	91,105	4,659,110
Rohm Co., Ltd.	9,278	389,548
Skyworks Solutions, Inc.	11,071	862,431
STMicroelectronics NV	60,812	336,451
Texas Instruments, Inc.	59,430	3,412,471
Tokyo Electron, Ltd.	16,525	1,076,556
Xilinx, Inc.	14,980	710,501

		39,526,294

Software—1.2%
Activision Blizzard, Inc.	29,069	983,695
Adobe Systems, Inc. (b)	28,820	2,703,316
Autodesk, Inc. (b)	13,115	764,736
CA, Inc.	18,145	558,684
Check Point Software Technologies, Ltd. (a) (b)	13,060	1,142,358
Citrix Systems, Inc. (b)	9,270	728,437
Dassault Systemes S.A.	12,337	976,636
Electronic Arts, Inc. (a) (b)	18,080	1,195,269
Gemalto NV	7,706	567,955
GungHo Online Entertainment, Inc. (a)	40,732	114,386
Intuit, Inc.	16,095	1,674,041
Konami Holdings Corp. (a)	9,003	265,884
Microsoft Corp. (e)	463,655	25,607,666
Mobileye NV (b)	7,822	291,682
Nexon Co., Ltd.	12,484	212,098
NICE Systems, Ltd.	5,484	359,271
Nintendo Co., Ltd.	10,287	1,457,645
Oracle Corp. (e)	188,510	7,711,944
Oracle Corp. Japan	3,733	209,245
Red Hat, Inc. (b)	10,635	792,414
Sage Group plc (The)	103,456	931,385
Salesforce.com, Inc. (b)	35,960	2,654,927
SAP SE	94,604	7,653,669

Software—(Continued)
Symantec Corp. (a)	39,600	727,848
Trend Micro, Inc.	10,124	369,675

		60,654,866

Specialty Retail—0.8%
ABC-Mart, Inc.	2,700	172,692
Advance Auto Parts, Inc.	4,320	692,669
AutoNation, Inc. (a) (b)	4,505	210,293
AutoZone, Inc. (a) (b)	1,835	1,461,926
Bed Bath & Beyond, Inc. (a) (b)	9,775	485,231
Best Buy Co., Inc.	17,745	575,648
CarMax, Inc. (a) (b)	12,050	615,755
Dixons Carphone plc	93,749	571,462
Dufry AG (b)	3,890	478,589
Fast Retailing Co., Ltd.	5,179	1,656,585
GameStop Corp. - Class A (a)	6,145	194,981
Gap, Inc. (The) (a)	13,740	403,956
Hennes & Mauritz AB - B Shares	91,392	3,032,375
Hikari Tsushin, Inc. (a)	1,900	144,414
Home Depot, Inc. (The)	74,470	9,936,532
Industria de Diseno Textil S.A.	105,002	3,522,820
Kingfisher plc	221,982	1,198,030
L Brands, Inc. (a)	14,940	1,311,881
Lowe’s Cos., Inc.	53,620	4,061,715
Nitori Holdings Co., Ltd.	7,200	659,201
O’Reilly Automotive, Inc. (b)	5,765	1,577,650
Ross Stores, Inc.	23,980	1,388,442
Sanrio Co., Ltd. (a)	4,726	92,146
Shimamura Co., Ltd.	2,200	273,625
Signet Jewelers, Ltd.	4,625	573,639
Sports Direct International plc (b)	25,741	139,438
Staples, Inc.	37,285	411,254
Tiffany & Co. (a)	6,520	478,438
TJX Cos., Inc. (The)	39,050	3,059,567
Tractor Supply Co.	7,835	708,754
Urban Outfitters, Inc. (b)	5,450	180,341
USS Co., Ltd.	21,110	336,510
Yamada Denki Co., Ltd. (a)	65,120	307,362

		40,913,921

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc. (e)	327,260	35,668,067
Brother Industries, Ltd.	22,646	260,229
Canon, Inc.	102,733	3,061,102
EMC Corp.	111,510	2,971,742
FUJIFILM Holdings Corp.	44,653	1,761,416
Hewlett Packard Enterprise Co.	104,710	1,856,508
HP, Inc.	104,710	1,290,027
Konica Minolta, Inc.	43,253	367,216
NEC Corp.	250,087	628,510
NetApp, Inc.	17,370	474,027
Ricoh Co., Ltd. (a)	67,478	686,795
SanDisk Corp.	11,855	901,928
Seagate Technology plc (a)	17,460	601,497

MIST-16

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Technology Hardware, Storage & Peripherals—(Continued)
Seiko Epson Corp. (a)	26,900	$433,127
Western Digital Corp. (a)	13,395	632,780

		51,594,971

Textiles, Apparel & Luxury Goods—0.6%
adidas AG	20,135	2,359,795
Asics Corp.	15,878	281,974
Burberry Group plc	42,907	840,455
Christian Dior SE	5,247	950,675
Cie Financiere Richemont S.A.	50,248	3,311,832
Coach, Inc.	15,950	639,435
Hanesbrands, Inc.	23,322	660,945
Hermes International	2,547	895,992
Hugo Boss AG	6,453	423,033
Kering	7,310	1,303,421
Li & Fung, Ltd.	566,300	335,943
Luxottica Group S.p.A.	16,344	901,970
LVMH Moet Hennessy Louis Vuitton SE (a)	26,896	4,600,260
Michael Kors Holdings, Ltd. (b)	11,197	637,781
NIKE, Inc. - Class B	78,580	4,830,313
Pandora A/S	10,595	1,381,622
PVH Corp.	4,808	476,280
Ralph Lauren Corp. (a)	3,495	336,429
Swatch Group AG (The)	4,799	322,165
Swatch Group AG (The) - Bearer Shares (a)	2,976	1,027,855
Under Armour, Inc. - Class A (a) (b)	10,472	888,340
VF Corp.	19,700	1,275,772
Yue Yuen Industrial Holdings, Ltd.	71,100	244,709

		28,926,996

Tobacco—0.8%
Altria Group, Inc.	113,625	7,119,742
British American Tobacco plc	179,446	10,508,804
Imperial Brands plc	92,129	5,100,294
Japan Tobacco, Inc.	105,885	4,402,063
Philip Morris International, Inc. (e)	89,805	8,810,769
Reynolds American, Inc.	48,064	2,418,100
Swedish Match AB	18,915	640,482

		39,000,254

Trading Companies & Distributors—0.3%
AerCap Holdings NV (a) (b)	8,551	331,437
Ashtead Group plc	48,564	598,725
Brenntag AG	14,907	849,862
Bunzl plc	32,326	935,950
Fastenal Co. (a)	16,750	820,750
ITOCHU Corp.	152,010	1,870,863
Marubeni Corp. (a)	158,709	803,410
Mitsubishi Corp.	130,085	2,201,618
Mitsui & Co., Ltd. (a)	164,305	1,889,641
Noble Group, Ltd. (a) (b)	454,000	148,031
Rexel S.A.	29,055	413,970
Sumitomo Corp. (a)	108,313	1,075,774

Trading Companies & Distributors—(Continued)
Toyota Tsusho Corp.	20,426	461,250
Travis Perkins plc	24,005	627,633
United Rentals, Inc. (a) (b)	5,500	342,045
Wolseley plc	24,979	1,406,547
WW Grainger, Inc. (a)	3,520	821,674

		15,599,180

Transportation Infrastructure—0.2%
Abertis Infraestructuras S.A. (a)	49,936	817,506
Aena S.A. (144A) (b)	6,513	837,775
Aeroports de Paris	2,878	355,715
Atlantia S.p.A.	39,865	1,105,345
Auckland International Airport, Ltd.	91,033	404,643
Fraport AG Frankfurt Airport Services Worldwide	4,010	242,315
Groupe Eurotunnel SE	45,105	505,381
Hutchison Port Holdings Trust - Class U	541,202	270,533
Japan Airport Terminal Co., Ltd. (a)	4,100	145,184
Kamigumi Co., Ltd.	21,677	203,510
Mitsubishi Logistics Corp. (a)	11,300	148,315
Sydney Airport	105,157	538,320
Transurban Group	194,973	1,694,344

		7,268,886

Water Utilities—0.1%
American Water Works Co., Inc.	10,076	694,539
Severn Trent plc	22,794	709,587
United Utilities Group plc	65,449	865,553

		2,269,679

Wireless Telecommunication Services—0.4%
KDDI Corp.	168,365	4,487,480
Millicom International Cellular S.A.	6,058	330,249
NTT DoCoMo, Inc.	137,652	3,115,528
SoftBank Group Corp.	92,532	4,393,810
StarHub, Ltd. (a)	58,000	144,119
Tele2 AB - B Shares	30,588	282,249
Vodafone Group plc	2,555,433	8,145,148

		20,898,583

Total Common Stocks (Cost $1,898,365,353)		2,333,456,097

U.S. Treasury & Government Agencies—21.6%

Federal Agencies—1.4%
Federal Home Loan Bank 4.750%, 12/16/16	1,785,000	1,836,997
Federal Home Loan Mortgage Corp. 2.000%, 08/25/16	3,900,000	3,923,115
2.375%, 01/13/22	8,925,000	9,356,756
6.250%, 07/15/32	2,480,000	3,626,241

MIST-17

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 0.875%, 02/08/18	20,645,000	$20,692,401
1.250%, 01/30/17 (a)	14,970,000	15,040,239
2.375%, 04/11/16	966,000	966,584
5.250%, 09/15/16	5,445,000	5,563,745
5.375%, 06/12/17	756,000	798,363
6.625%, 11/15/30	1,650,000	2,452,136
7.250%, 05/15/30	1,941,000	3,011,755

		67,268,332

U.S. Treasury—20.2%
U.S. Treasury Bonds 2.500%, 02/15/45	5,830,000	5,684,705
2.750%, 08/15/42	8,785,000	9,071,198
2.875%, 05/15/43	5,779,000	6,089,396
2.875%, 08/15/45	13,935,000	14,657,878
3.000%, 05/15/45	1,395,000	1,504,475
3.125%, 11/15/41	15,840,000	17,621,382
3.125%, 02/15/42	5,645,000	6,278,075
3.125%, 02/15/43	8,925,000	9,884,786
3.625%, 08/15/43	20,086,000	24,395,070
3.750%, 08/15/41	8,025,000	9,892,690
4.250%, 05/15/39	1,235,000	1,634,397
4.375%, 05/15/40	6,650,000	8,947,628
4.375%, 05/15/41	7,495,000	10,120,004
4.750%, 02/15/41	1,780,000	2,528,296
6.000%, 02/15/26	14,292,000	19,772,096
6.250%, 08/15/23	4,620,000	6,132,509
6.250%, 05/15/30	1,815,000	2,768,655
6.875%, 08/15/25 (a)	2,640,000	3,812,221
8.875%, 02/15/19	2,158,000	2,651,811
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/19 (g)	7,650,464	7,815,530
0.125%, 04/15/20 (g)	21,556,824	22,008,741
0.125%, 01/15/22 (g)	9,396,136	9,534,757
0.125%, 07/15/22 (g)	17,309,084	17,609,293
0.125%, 01/15/23 (g)	6,915,546	6,972,275
0.625%, 07/15/21 (g)	16,733,671	17,563,159
1.125%, 01/15/21 (g)	11,660,338	12,460,925
1.250%, 07/15/20 (g)	13,304,880	14,302,400
1.375%, 01/15/20 (g)	8,085,011	8,655,280
1.875%, 07/15/19 (g)	3,744,630	4,070,772
U.S. Treasury Notes 0.625%, 11/30/17	19,755,000	19,723,353
0.750%, 12/31/17	8,888,000	8,891,129
0.750%, 03/31/18	30,165,000	30,162,647
0.875%, 11/30/16	2,003,000	2,007,773
0.875%, 01/31/18 (h)	63,035,000	63,197,504
1.250%, 11/30/18	16,530,000	16,714,029
1.250%, 01/31/19	6,545,000	6,617,866
1.250%, 04/30/19	8,909,000	9,004,701
1.375%, 06/30/18	21,010,000	21,289,034
1.375%, 03/31/20	9,890,000	9,997,396
1.375%, 08/31/20	17,945,000	18,114,634

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.375%, 10/31/20	17,900,000	$18,043,343
1.500%, 08/31/18	39,415,000	40,081,665
1.500%, 01/31/19	5,070,000	5,161,696
1.500%, 11/30/19 (i)	29,340,000	29,832,824
1.500%, 05/31/20	9,830,000	9,977,833
1.625%, 06/30/20	13,695,000	13,966,764
1.625%, 07/31/20	7,875,000	8,030,964
1.625%, 11/15/22	16,550,000	16,674,125
1.750%, 05/15/23 (i)	47,565,000	48,219,019
1.875%, 10/31/17	13,345,000	13,584,796
2.000%, 11/15/21	17,230,000	17,819,593
2.000%, 02/15/22	9,370,000	9,690,267
2.000%, 02/15/23	9,615,000	9,906,450
2.000%, 02/15/25	10,410,000	10,632,430
2.000%, 08/15/25	17,740,000	18,080,945
2.125%, 08/15/21	11,970,000	12,467,030
2.125%, 05/15/25	13,955,000	14,386,182
2.250%, 11/30/17	16,220,000	16,624,867
2.250%, 11/15/24	6,890,000	7,183,362
2.625%, 01/31/18	18,655,000	19,294,083
2.625%, 08/15/20	21,945,000	23,319,986
2.625%, 11/15/20	28,794,000	30,625,126
2.750%, 02/15/19	33,793,000	35,610,692
2.750%, 11/15/23	9,125,000	9,883,516
3.125%, 10/31/16	6,730,000	6,832,525
3.500%, 05/15/20	9,995,000	10,948,823
3.625%, 02/15/20	29,095,000	31,936,301
3.625%, 02/15/21	36,410,000	40,524,621

		1,019,500,298

Total U.S. Treasury & Government Agencies (Cost $1,048,495,049)		1,086,768,630

Mutual Funds—5.3%

Investment Company Securities—5.3%
F&C Commercial Property Trust, Ltd. (a)	56,900	106,517
F&C UK Real Estate Investment, Ltd.	25,750	36,236
iShares Core MSCI Emerging Markets ETF (a)	914,310	38,053,582
iShares iBoxx $ High Yield Corporate Bond ETF	926,460	75,682,517
MedicX Fund, Ltd. (a)	40,133	50,422
Picton Property Income, Ltd.	58,250	58,341
Schroder Real Estate Investment Trust, Ltd.	55,900	48,727
Standard Life Investment Property Income Trust, Ltd.	41,040	50,829
UK Commercial Property Trust, Ltd.	71,450	85,518
Vanguard Mid-Cap ETF	161,965	19,635,017
Vanguard REIT ETF (a)	1,265,991	106,090,046
Vanguard Small-Cap ETF	244,982	27,320,393

Total Mutual Funds (Cost $249,253,645)		267,218,145

MIST-18

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Foreign Government—4.8%

Security Description	Principal Amount*	Value

Sovereign—4.8%
Australia Government Bonds 2.750%, 04/21/24 (AUD)	2,155,000	$1,696,855
3.750%, 04/21/37 (AUD)	530,000	447,199
5.250%, 03/15/19 (AUD)	510,000	428,227
5.750%, 05/15/21 (AUD)	2,345,000	2,114,485
6.000%, 02/15/17 (AUD)	230,000	182,377
Austria Government Bonds 3.150%, 06/20/44 (144A) (EUR)	275,000	460,240
3.400%, 11/22/22 (144A) (EUR)	1,740,000	2,431,373
4.150%, 03/15/37 (144A) (EUR)	380,000	684,537
Belgium Government Bonds 2.600%, 06/22/24 (144A) (EUR)	905,000	1,230,816
3.750%, 09/28/20 (144A) (EUR)	335,000	450,460
4.250%, 09/28/21 (144A) (EUR)	900,000	1,274,300
4.250%, 03/28/41 (144A) (EUR)	575,000	1,070,969
5.000%, 03/28/35 (144A) (EUR)	355,000	676,624
5.500%, 09/28/17 (144A) (EUR)	900,000	1,115,055
5.500%, 03/28/28 (EUR)	815,000	1,445,144
Bundesobligation 0.250%, 04/13/18 (EUR)	390,000	450,429
Bundesrepublik Deutschland 1.500%, 05/15/23 (EUR)	885,000	1,128,323
1.500%, 05/15/24 (EUR)	1,965,000	2,523,052
2.000%, 01/04/22 (EUR)	1,505,000	1,940,286
2.000%, 08/15/23 (EUR)	1,170,000	1,544,250
2.500%, 01/04/21 (EUR)	2,715,000	3,514,413
2.500%, 07/04/44 (EUR)	625,000	1,013,998
3.250%, 07/04/42 (EUR)	135,000	243,745
3.750%, 01/04/17 (EUR)	3,345,000	3,928,643
4.250%, 07/04/39 (EUR)	920,000	1,830,718
5.500%, 01/04/31 (EUR)	1,505,000	2,941,492
Canadian Government Bonds 2.750%, 06/01/22 (CAD)	1,870,000	1,602,059
3.500%, 06/01/20 (CAD)	420,000	361,616
3.500%, 12/01/45 (CAD)	225,000	230,847
4.000%, 06/01/16 (CAD)	695,000	538,068
4.000%, 06/01/41 (CAD)	975,000	1,041,942
5.750%, 06/01/29 (CAD)	385,000	441,119
5.750%, 06/01/33 (CAD)	245,000	296,203
Denmark Government Bonds 1.500%, 11/15/23 (DKK)	5,745,000	965,121
4.000%, 11/15/19 (DKK)	3,690,000	650,220
4.500%, 11/15/39 (DKK)	1,645,000	438,394
Finland Government Bonds 3.500%, 04/15/21 (144A) (EUR)	1,500,000	2,024,836
France Government Bond OAT 0.500%, 05/25/25 (EUR)	550,000	635,339
1.000%, 11/25/25 (EUR)	640,000	768,488
1.750%, 05/25/23 (EUR)	545,000	694,884
2.250%, 10/25/22 (EUR)	1,270,000	1,659,145
2.250%, 05/25/24 (EUR)	3,550,000	4,715,562
3.250%, 05/25/45 (EUR)	620,000	1,019,947
3.750%, 04/25/21 (EUR)	4,445,000	6,066,452
4.500%, 04/25/41 (EUR)	1,585,000	3,054,406
5.500%, 04/25/29 (EUR)	1,565,000	2,842,178
5.750%, 10/25/32 (EUR)	535,000	1,058,504

Sovereign—(Continued)
French Treasury Note BTAN 1.750%, 02/25/17 (EUR)	6,675,000	7,744,292
Ireland Government Bonds 2.000%, 02/18/45 (EUR)	190,000	231,900
4.500%, 04/18/20 (EUR)	415,000	558,953
5.400%, 03/13/25 (EUR)	840,000	1,347,881
Italy Buoni Poliennali Del Tesoro 3.250%, 09/01/46 (144A) (EUR)	280,000	380,114
3.750%, 04/15/16 (EUR)	2,145,000	2,443,636
3.750%, 03/01/21 (EUR)	5,105,000	6,769,261
3.750%, 09/01/24 (EUR)	2,270,000	3,139,170
5.000%, 08/01/39 (EUR)	1,800,000	3,101,009
5.250%, 08/01/17 (EUR)	5,495,000	6,691,328
5.250%, 11/01/29 (EUR)	3,580,000	5,858,361
5.500%, 11/01/22 (EUR)	1,215,000	1,807,949
Japan Government Five Year Bonds 0.100%, 12/20/19 (JPY)	139,400,000	1,253,107
0.300%, 09/20/18 (JPY)	1,331,600,000	11,985,761
Japan Government Forty Year Bonds 1.700%, 03/20/54 (JPY)	25,750,000	312,626
Japan Government Ten Year Bonds 0.500%, 12/20/24 (JPY)	555,750,000	5,206,061
0.800%, 09/20/22 (JPY)	78,700,000	744,722
0.800%, 12/20/22 (JPY)	85,450,000	810,251
0.800%, 09/20/23 (JPY)	252,300,000	2,406,069
1.700%, 03/20/17 (JPY)	453,750,000	4,102,195
Japan Government Thirty Year Bonds 1.800%, 09/20/43 (JPY)	480,350,000	5,639,572
1.900%, 09/20/42 (JPY)	268,850,000	3,192,255
2.300%, 03/20/40 (JPY)	363,450,000	4,522,675
Japan Government Twenty Year Bonds 1.300%, 06/20/35 (JPY)	100,800,000	1,042,473
1.400%, 12/20/22 (JPY)	876,300,000	8,624,405
1.500%, 03/20/33 (JPY)	90,500,000	966,170
1.700%, 12/20/31 (JPY)	561,250,000	6,135,376
1.700%, 09/20/32 (JPY)	182,400,000	2,000,363
1.700%, 09/20/33 (JPY)	470,300,000	5,168,056
2.100%, 06/20/29 (JPY)	555,050,000	6,235,972
2.100%, 12/20/29 (JPY)	75,500,000	853,050
2.500%, 12/21/20 (JPY)	808,300,000	8,098,010
Mexican Bonos 6.500%, 06/10/21 (MXN)	21,375,000	1,299,259
7.250%, 12/15/16 (MXN)	12,170,000	719,988
7.750%, 11/13/42 (MXN)	3,375,000	219,962
10.000%, 11/20/36 (MXN)	8,160,000	652,134
Netherlands Government Bonds 2.250%, 07/15/22 (144A) (EUR)	1,380,000	1,807,084
3.750%, 01/15/42 (144A) (EUR)	645,000	1,222,207
4.500%, 07/15/17 (144A) (EUR)	1,240,000	1,501,380
5.500%, 01/15/28 (EUR)	1,250,000	2,250,845
Norway Government Bonds 3.000%, 03/14/24 (144A) (NOK)	3,240,000	451,071
Poland Government Bonds 5.500%, 10/25/19 (PLN)	3,610,000	1,094,659
5.750%, 04/25/29 (PLN)	1,105,000	376,408

MIST-19

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Singapore Government Bonds 2.250%, 06/01/21 (SGD)	865,000	$666,573
South Africa Government Bonds 6.500%, 02/28/41 (ZAR)	6,815,000	319,517
8.250%, 09/15/17 (ZAR)	12,430,000	844,141
10.500%, 12/21/26 (ZAR)	10,465,000	774,461
Spain Government Bonds 2.750%, 10/31/24 (144A) (EUR)	2,425,000	3,091,419
3.800%, 01/31/17 (144A) (EUR)	2,725,000	3,199,258
4.000%, 04/30/20 (144A) (EUR)	2,190,000	2,864,550
4.200%, 01/31/37 (144A) (EUR)	650,000	963,944
4.400%, 10/31/23 (144A) (EUR)	445,000	630,095
4.700%, 07/30/41 (144A) (EUR)	610,000	978,073
5.850%, 01/31/22 (144A) (EUR)	2,230,000	3,298,498
6.000%, 01/31/29 (EUR)	995,000	1,679,029
Sweden Government Bonds 1.500%, 11/13/23 (SEK)	3,330,000	445,024
5.000%, 12/01/20 (SEK)	8,685,000	1,325,796
Switzerland Government Bonds 4.000%, 02/11/23 (CHF)	415,000	571,129
United Kingdom Gilt 1.750%, 01/22/17 (GBP)	1,495,000	2,170,217
2.250%, 09/07/23 (GBP)	2,630,000	4,063,076
2.750%, 09/07/24 (GBP)	1,425,000	2,280,007
3.250%, 01/22/44 (GBP)	3,105,000	5,339,370
3.750%, 09/07/20 (GBP)	1,395,000	2,272,132
4.250%, 09/07/39 (GBP)	1,710,000	3,361,344
4.250%, 12/07/46 (GBP)	240,000	496,967
4.500%, 12/07/42 (GBP)	275,000	572,426
8.000%, 06/07/21 (GBP)	1,170,000	2,292,061

Total Foreign Government (Cost $257,268,009)		243,340,467

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	5,286	422,379
Porsche Automobil Holding SE	14,774	761,476
Volkswagen AG	17,865	2,272,242

		3,456,097

Chemicals—0.0%
FUCHS Petrolub SE	6,675	297,849

Household Products—0.0%
Henkel AG & Co. KGaA	17,190	1,894,425

Total Preferred Stocks (Cost $6,296,909)		5,648,371

Short-Term Investments—26.5%

Mutual Fund—5.6%
State Street Navigator Securities Lending MET Portfolio (j)	285,250,941	285,250,941

Repurchase Agreement—19.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $1,001,348,858 on 04/01/16, collateralized by $981,720,000 U.S. Treasury Notes with rates ranging from 1.625% - 2.625%, maturity dates ranging from 11/15/20 - 11/30/20, with a value of $1,021,383,475.	1,001,348,024	1,001,348,024

U.S. Treasury—1.0%
U.S. Treasury Bills
0.521%, 05/26/16 (k)	50,000,000	49,960,061

Total Short-Term Investments (Cost $1,336,559,026)		1,336,559,026

Total Investments—104.6% (Cost $4,796,237,991) (l)		5,272,990,736
Other assets and liabilities (net)—(4.6)%		(233,873,589)

Net Assets—100.0%		$5,039,117,147

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $304,869,594 and the collateral received consisted of cash in the amount of $285,250,941 and non-cash collateral with a value of $33,176,096. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent less than 0.05% of net assets.
(d)	Illiquid security. As of March 31, 2016, these securities represent less than 0.05% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $111,447,343.
(f)	Affiliated Issuer.
(g)	Principal amount of security is adjusted for inflation.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2016, the market value of securities pledged was $63,162,414.
(i)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2016, the market value of securities pledged was $1,405,538.
(j)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(k)	The rate shown represents current yield to maturity.

MIST-20

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

(l)	As of March 31, 2016, the aggregate cost of investments was $4,796,237,991. The aggregate unrealized appreciation and depreciation of investments were $672,616,224 and $(195,863,479), respectively, resulting in net unrealized appreciation of $476,752,745.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $34,961,940, which is 0.7% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(ZAR)—	South African Rand

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	34,410,000	BNP Paribas S.A.	06/17/16	$25,558,661	$729,223
CHF	4,733,679	JPMorgan Chase Bank N.A.	06/17/16	4,821,319	117,788
EUR	1,464,798	State Street Bank and Trust	05/13/16	1,648,479	20,259
EUR	681,620	UBS AG	05/13/16	761,635	14,885
EUR	28,181,180	Credit Suisse International	06/17/16	31,622,763	517,150
EUR	9,821,854	JPMorgan Chase Bank N.A.	06/17/16	10,674,293	527,280
EUR	12,639,146	JPMorgan Chase Bank N.A.	06/17/16	13,736,098	678,524
EUR	24,837,058	Royal Bank of Scotland plc	06/17/16	27,963,149	362,878
EUR	28,522,942	Royal Bank of Scotland plc	06/17/16	32,112,954	416,731
EUR	20,021,000	UBS AG	06/17/16	22,839,283	(5,846)
GBP	300,690	Royal Bank of Scotland plc	05/12/16	430,935	979
GBP	26,169,391	BNP Paribas S.A.	06/17/16	37,353,061	241,531
GBP	24,660,000	Citibank N.A.	06/17/16	35,181,510	244,712
GBP	15,169,000	JPMorgan Chase Bank N.A.	06/17/16	21,802,252	(10,672)
GBP	18,947,318	UBS AG	06/17/16	27,328,247	(108,787)
JPY	148,014,132	UBS AG	05/20/16	1,318,776	(1,959)
JPY	2,124,004,572	Barclays Bank plc	06/17/16	18,570,288	342,143
JPY	1,911,092,445	UBS AG	06/17/16	16,836,039	180,593

Contracts to Deliver
AUD	6,287,984	BNP Paribas S.A.	06/10/16	$4,657,560	$(147,731)
AUD	50,485,586	Barclays Bank plc	06/17/16	37,410,577	(1,158,421)
AUD	12,926,000	Standard Chartered Bank	06/17/16	9,871,476	(3,478)
CAD	5,993,755	Goldman Sachs International	04/08/16	4,376,825	(238,300)
CHF	528,590	Standard Chartered Bank	04/12/16	530,128	(19,789)
DKK	13,142,928	State Street Bank and Trust	04/06/16	1,971,024	(36,095)
EUR	558,647	Bank of America N.A.	05/13/16	621,272	(15,154)
EUR	106,500,253	Citibank N.A.	05/13/16	115,700,917	(5,627,128)
EUR	884,145	Citibank N.A.	05/13/16	961,065	(46,177)
EUR	574,483	State Street Bank and Trust	05/13/16	644,745	(9,722)
EUR	6,023,911	Barclays Bank plc	06/17/16	6,573,593	(296,523)
EUR	15,395,765	HSBC Bank USA	06/17/16	16,948,366	(610,109)
EUR	6,615,235	HSBC Bank USA	06/17/16	7,282,355	(262,151)
EUR	12,785,415	JPMorgan Chase Bank N.A.	06/17/16	14,497,893	(83,545)
EUR	9,821,854	Royal Bank of Scotland plc	06/17/16	11,019,305	(182,268)
EUR	9,737,377	Royal Bank of Scotland plc	06/17/16	10,832,832	(272,397)
EUR	18,785,565	UBS AG	06/17/16	21,025,300	(399,155)
GBP	16,616,751	BNP Paribas S.A.	05/12/16	23,581,995	(286,444)
GBP	70,226,000	JPMorgan Chase Bank N.A.	06/17/16	98,818,609	(2,067,111)

MIST-21

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
GBP	3,921,463	Standard Chartered Bank	06/17/16	$5,466,419	$(167,101)
GBP	16,395,644	UBS AG	06/17/16	23,198,458	(355,302)
JPY	96,816,022	Goldman Sachs International	05/20/16	869,561	8,231
JPY	9,012,120,185	State Street Bank and Trust	05/20/16	80,947,866	770,995
JPY	1,350,879,000	Barclays Bank plc	06/17/16	12,024,380	(4,033)
JPY	1,240,384,224	Citibank N.A.	06/17/16	11,018,135	(26,418)
JPY	871,650,017	Citibank N.A.	06/17/16	7,742,728	(18,564)
JPY	1,298,098,557	Standard Chartered Bank	06/17/16	11,429,077	(129,372)
JPY	3,163,447,000	UBS AG	06/17/16	28,145,929	(21,841)
MXN	49,797,648	HSBC Bank USA	04/14/16	2,734,482	(144,839)
NOK	3,389,307	State Street Bank and Trust	04/06/16	392,404	(17,192)
PLN	5,166,431	Citibank N.A.	05/19/16	1,311,510	(72,196)
SEK	12,879,191	Standard Chartered Bank	04/06/16	1,515,517	(71,045)
SGD	861,711	State Street Bank and Trust	04/08/16	610,417	(28,898)
ZAR	29,850,383	Royal Bank of Scotland plc	05/11/16	1,882,652	(124,560)

Net Unrealized Depreciation					$(7,896,421)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/16	423	AUD	54,667,733	$556,340
Canada Government Bond 10 Year Futures	06/21/16	23	CAD	3,263,756	(14,565)
Euro Stoxx 50 Index Futures	06/17/16	2,314	EUR	69,099,732	(1,452,406)
Euro-Bund Futures	06/08/16	240	EUR	39,132,428	73,249
FTSE 100 Index Futures	06/17/16	690	GBP	41,792,382	556,285
MSCI EAFE Mini Index Futures	06/17/16	60	USD	4,850,812	25,688
S&P 500 E-Mini Index Futures	06/17/16	1,729	USD	172,655,397	4,696,778
U.S. Treasury Note 10 Year Futures	06/21/16	1,448	USD	187,580,181	1,225,443
U.S. Treasury Note 5 Year Futures	06/30/16	1,317	USD	159,420,736	152,335
U.S. Treasury Ultra Long Bond Futures	06/21/16	478	USD	83,135,596	(665,658)
United Kingdom Long Gilt Bond Futures	06/28/16	156	GBP	18,687,095	320,607

Futures Contracts—Short
Hang Seng Index Futures	04/28/16	(112)	HKD	(115,343,289)	(151,587)
Japanese Government 10 Year Bond Futures	06/13/16	(100)	JPY	(15,165,274,000)	313,421
SPI 200 Index Futures	06/16/16	(360)	AUD	(45,966,992)	285,917
TOPIX Index Futures	06/09/16	(412)	JPY	(5,555,054,360)	29,805

Net Unrealized Appreciation					$5,951,652

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	3M LIBOR	0.054%	04/20/16	Goldman Sachs International	Russell 2000 Total Return Index	USD	80,391,245	$8,817,215	$—	$8,817,215
Pay	3M LIBOR	0.714%	04/20/16	Goldman Sachs International	S&P 400 Midcap Total Return Index	USD	7,945,317	1,132,423	—	1,132,423
Pay	3M LIBOR	0.134%	04/20/16	Goldman Sachs International	Russell 2000 Total Return Index	USD	231,383	25,378	—	25,378

MIST-22

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	3M LIBOR	0.390%	02/21/17	Citibank N.A.	S&P 400 Midcap Total Return Index	USD	121,633,653	$14,293,578	$—	$14,293,578
Pay	3M LIBOR	1.000%	03/20/17	Goldman Sachs International	Russell 2000 Total Return Index	USD	49,701,479	2,271,262	—	2,271,262

Totals								$26,539,856	$—	$26,539,856

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	1.750%	03/30/26	USD	1,245,340,000	$12,157,258

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand
(LIBOR)—	London Interbank Offered Rate

MIST-23

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$26,513,127	$12,577,291	$—	$39,090,418
Air Freight & Logistics	7,891,919	4,581,546	—	12,473,465
Airlines	7,045,569	2,838,004	—	9,883,573
Auto Components	3,729,119	14,965,667	—	18,694,786
Automobiles	6,283,940	40,025,946	—	46,309,886
Banks	55,078,096	126,801,108	490,885	182,370,089
Beverages	25,046,131	32,269,124	—	57,315,255
Biotechnology	33,467,637	6,303,720	—	39,771,357
Building Products	975,538	8,441,584	—	9,417,122
Capital Markets	19,798,665	19,184,972	—	38,983,637
Chemicals	22,240,065	40,158,156	—	62,398,221
Commercial Services & Supplies	4,730,311	7,339,884	—	12,070,195
Communications Equipment	10,610,090	6,068,684	—	16,678,774
Construction & Engineering	1,028,063	9,680,109	—	10,708,172
Construction Materials	1,442,171	7,111,064	—	8,553,235
Consumer Finance	8,138,068	1,277,175	—	9,415,243
Containers & Packaging	3,252,953	2,152,694	—	5,405,647
Distributors	875,858	332,467	—	1,208,325
Diversified Consumer Services	360,765	185,740	—	546,505
Diversified Financial Services	22,120,053	14,026,158	—	36,146,211
Diversified Telecommunication Services	29,016,846	37,533,450	—	66,550,296
Electric Utilities	21,785,243	20,926,323	—	42,711,566
Electrical Equipment	5,342,168	15,158,783	—	20,500,951
Electronic Equipment, Instruments & Components	4,227,065	13,465,286	—	17,692,351
Energy Equipment & Services	10,710,727	1,458,680	—	12,169,407
Food & Staples Retailing	25,549,002	20,074,639	—	45,623,641
Food Products	18,038,967	38,869,873	—	56,908,840
Gas Utilities	451,420	6,521,889	—	6,973,309
Health Care Equipment & Supplies	23,438,244	10,915,641	—	34,353,885
Health Care Providers & Services	28,780,263	7,761,323	—	36,541,586
Health Care Technology	940,570	469,032	—	1,409,602
Hotels, Restaurants & Leisure	21,699,718	14,807,054	—	36,506,772
Household Durables	4,647,644	12,527,730	—	17,175,374
Household Products	21,125,675	9,478,396	—	30,604,071
Independent Power and Renewable Electricity Producers	715,659	1,016,915	—	1,732,574
Industrial Conglomerates	27,803,463	18,378,363	—	46,181,826
Insurance	28,173,498	63,971,435	—	92,144,933
Internet & Catalog Retail	20,672,131	1,135,281	—	21,807,412
Internet Software & Services	45,066,081	1,993,115	—	47,059,196

MIST-24

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$39,666,364	$7,076,204	$—	$46,742,568
Leisure Products	1,181,357	2,428,859	—	3,610,216
Life Sciences Tools & Services	6,355,203	1,332,047	—	7,687,250
Machinery	13,451,116	27,053,749	—	40,504,865
Marine	—	2,600,151	—	2,600,151
Media	33,271,601	23,227,533	—	56,499,134
Metals & Mining	3,094,539	24,246,978	—	27,341,517
Multi-Utilities	12,014,941	13,811,009	404,746	26,230,696
Multiline Retail	7,413,792	4,311,639	—	11,725,431
Oil, Gas & Consumable Fuels	59,190,567	51,458,715	—	110,649,282
Paper & Forest Products	—	2,380,150	—	2,380,150
Personal Products	1,237,347	21,437,059	—	22,674,406
Pharmaceuticals	56,938,365	103,993,128	—	160,931,493
Professional Services	3,191,927	7,530,395	—	10,722,322
Real Estate Investment Trusts	112,834,224	57,740,109	—	170,574,333
Real Estate Management & Development	635,731	50,281,660	—	50,917,391
Road & Rail	8,112,406	14,811,148	—	22,923,554
Semiconductors & Semiconductor Equipment	30,644,627	8,881,667	—	39,526,294
Software	47,537,017	13,117,849	—	60,654,866
Specialty Retail	28,807,261	12,106,660	—	40,913,921
Technology Hardware, Storage & Peripherals	44,396,576	7,198,395	—	51,594,971
Textiles, Apparel & Luxury Goods	9,745,295	19,181,701	—	28,926,996
Tobacco	18,348,611	20,651,643	—	39,000,254
Trading Companies & Distributors	2,315,906	13,283,274	—	15,599,180
Transportation Infrastructure	—	7,268,886	—	7,268,886
Water Utilities	694,539	1,575,140	—	2,269,679
Wireless Telecommunication Services	—	20,898,583	—	20,898,583
Total Common Stocks	1,139,891,834	1,192,668,632	895,631	2,333,456,097
Total U.S. Treasury & Government Agencies*	—	1,086,768,630	—	1,086,768,630
Mutual Funds
Investment Company Securities	266,781,555	436,590	—	267,218,145
Total Foreign Government*	—	243,340,467	—	243,340,467
Total Preferred Stocks*	—	5,648,371	—	5,648,371
Short-Term Investments
Mutual Fund	285,250,941	—	—	285,250,941
Repurchase Agreement	—	1,001,348,024	—	1,001,348,024
U.S. Treasury	—	49,960,061	—	49,960,061
Total Short-Term Investments	285,250,941	1,051,308,085	—	1,336,559,026
Total Investments	$1,691,924,330	$3,580,170,775	$895,631	$5,272,990,736

Collateral for Securities Loaned (Liability)	$—	$(285,250,941)	$—	$(285,250,941)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,173,902	$—	$5,173,902
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(13,070,323)	—	(13,070,323)
Total Forward Contracts	$—	$(7,896,421)	$—	$(7,896,421)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$8,235,868	$—	$—	$8,235,868
Futures Contracts (Unrealized Depreciation)	(2,284,216)	—	—	(2,284,216)
Total Futures Contracts	$5,951,652	$—	$—	$5,951,652
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$12,157,258	$—	$12,157,258
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$26,539,856	$—	$26,539,856

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $1,239,938 were due to the application of a systematic fair valuation model factor. Transfers from Level 2 to Level 1 in the amount of $1,623,371 were due to the discontinuation of a systematic fair valuation model factor.

MIST-25

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2016
Common Stocks
Banks	$0	$(170,228)	$661,113	$490,885	$(170,228)
Multi-Utilities	—	34,492	370,254	404,746	34,492

	$0	$(135,736)	$1,031,367	$895,631	$(135,736)

Common Stocks in the amount of $1,031,367 were transferred into Level 3 due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

MIST-26

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—53.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.1%
General Dynamics Corp.	977	$128,348
Spirit AeroSystems Holdings, Inc. - Class A (a)	485	22,000

		150,348

Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc. (a)	901	38,085
bpost S.A.	1,934	53,713
Deutsche Post AG	15,014	416,983
FedEx Corp.	2,258	367,422
Park-Ohio Holdings Corp.	396	16,957

		893,160

Airlines—1.0%
Air New Zealand, Ltd.	13,037	25,794
Alaska Air Group, Inc.	4,032	330,705
ANA Holdings, Inc.	95,000	267,171
International Consolidated Airlines Group S.A.	34,486	272,940
JetBlue Airways Corp. (a)	13,584	286,894
SkyWest, Inc.	11,968	239,240

		1,422,744

Auto Components—0.5%
Bridgestone Corp.	300	11,180
Cie Automotive S.A.	5,578	100,482
Exedy Corp.	600	13,227
FCC Co., Ltd.	4,700	79,380
Keihin Corp.	1,800	26,870
Kongsberg Automotive ASA (a)	29,173	25,248
Lear Corp.	2,613	290,487
Modine Manufacturing Co. (a)	1,070	11,781
NOK Corp.	1,400	23,825
Standard Motor Products, Inc.	513	17,775
Takata Corp.	1,500	5,819
Toyoda Gosei Co., Ltd.	800	15,431
Toyota Boshoku Corp.	1,600	25,991
Unipres Corp.	1,000	17,414

		664,910

Automobiles—1.9%
Daimler AG	7,211	552,830
Ford Motor Co.	38,911	525,298
Fuji Heavy Industries, Ltd.	500	17,603
General Motors Co.	15,819	497,191
Nissan Motor Co., Ltd.	39,600	365,397
Peugeot S.A. (a)	1,006	17,213
Toyota Motor Corp.	13,200	696,147

		2,671,679

Banks—4.6%
Banc of California, Inc.	4,902	85,785
BancFirst Corp.	293	16,710
Banco Santander S.A.	28,804	125,862
Bank of Queensland, Ltd.	3,127	28,870
Berkshire Hills Bancorp, Inc.	4,086	109,872
BNC Bancorp	846	17,867

Banks—(Continued)
Brookline Bancorp, Inc.	11,005	121,165
Cardinal Financial Corp.	3,581	72,873
Cathay General Bancorp	3,887	110,119
Customers Bancorp, Inc. (a)	5,909	139,630
Dah Sing Financial Holdings, Ltd.	2,000	12,297
DBS Group Holdings, Ltd.	17,600	200,754
DNB ASA	22,552	266,439
First Merchants Corp.	1,222	28,803
Great Southern Bancorp, Inc.	1,219	45,261
Heartland Bank, Ltd.	13,369	11,179
HSBC Holdings plc	33,321	206,468
Huntington Bancshares, Inc.	1,222	11,658
Iberiabank Corp.	360	18,457
Independent Bank Corp.	4,077	187,379
Intesa Sanpaolo S.p.A.	130,263	358,219
Mitsubishi UFJ Financial Group, Inc.	95,100	440,352
Mizuho Financial Group, Inc.	240,500	359,005
National Penn Bancshares, Inc.	2,364	25,153
Oversea-Chinese Banking Corp., Ltd.	32,000	209,767
Pinnacle Financial Partners, Inc.	323	15,846
PNC Financial Services Group, Inc. (The)	931	78,735
Renasant Corp.	6,260	206,017
Royal Bank of Canada	7,540	434,432
Royal Bank of Canada	4,522	260,286
Simmons First National Corp. - Class A	651	29,341
Southside Bancshares, Inc.	992	25,861
Sparebank 1 Nord Norge	2,534	11,453
Sumitomo Mitsui Financial Group, Inc.	12,900	390,823
Sydbank A/S	2,182	62,501
Toronto-Dominion Bank (The)	10,325	445,674
Toronto-Dominion Bank (The)	6,137	264,689
UniCredit S.p.A.	1,976	7,119
United Overseas Bank, Ltd.	14,100	197,315
Wells Fargo & Co.	19,992	966,813

		6,606,849

Beverages—0.5%
Dr Pepper Snapple Group, Inc.	3,688	329,781
Heineken Holding NV	4,338	337,522

		667,303

Biotechnology—1.0%
AMAG Pharmaceuticals, Inc. (a)	1,877	43,922
Amgen, Inc.	2,819	422,653
Gilead Sciences, Inc.	7,842	720,366
PDL BioPharma, Inc.	59,852	199,307
Poxel S.A. (a)	2,481	35,378

		1,421,626

Building Products—0.0%
Insteel Industries, Inc.	1,352	41,331
Patrick Industries, Inc. (a)	591	26,825

		68,156

MIST-27

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—0.8%
3i Group plc	42,074	$274,371
Arlington Asset Investment Corp. - Class A	1,498	18,770
Bank of New York Mellon Corp. (The)	7,005	257,994
Cowen Group, Inc. - Class A (a)	23,335	88,906
International FCStone, Inc. (a)	3,196	85,429
Investec plc	3,160	23,095
Morgan Stanley	13,145	328,757
Piper Jaffray Cos. (a)	1,435	71,119

		1,148,441

Chemicals—0.9%
A. Schulman, Inc.	747	20,333
Borregaard ASA	10,537	70,535
Denka Co., Ltd.	50,000	205,588
Kuraray Co., Ltd.	19,800	241,475
LyondellBasell Industries NV - Class A	5,066	433,548
Yara International ASA	7,236	271,554

		1,243,033

Commercial Services & Supplies—0.8%
ADT Corp. (The)	5,238	216,120
Broadspectrum, Ltd. (a)	9,742	8,813
Dai Nippon Printing Co., Ltd.	20,000	177,613
Deluxe Corp.	456	28,496
Downer EDI, Ltd.	3,926	11,481
Ennis, Inc.	2,924	57,164
Johnson Service Group plc	25,374	33,165
Multi-Color Corp.	303	16,165
Pitney Bowes, Inc.	12,082	260,246
Toppan Printing Co., Ltd.	30,000	251,159
Transcontinental, Inc. - Class A	1,015	16,084
VSE Corp.	375	25,459

		1,101,965

Communications Equipment—0.7%
Brocade Communications Systems, Inc.	20,139	213,070
Cisco Systems, Inc.	28,327	806,470

		1,019,540

Construction & Engineering—0.6%
ACS Actividades de Construccion y Servicios S.A.	2,678	79,479
Boskalis Westminster	5,997	234,993
Galliford Try plc	6,031	123,865
Peab AB	16,169	142,626
PER Aarsleff A/S - Class B	1,130	31,024
Tutor Perini Corp. (a)	1,032	16,037
Veidekke ASA	2,311	31,294
Vinci S.A.	2,955	219,431

		878,749

Consumer Finance—0.3%
Capital One Financial Corp.	3,356	232,604
Nelnet, Inc. - Class A	3,598	141,653

Consumer Finance—(Continued)
OneMain Holdings, Inc. (a)	366	10,040

		384,297

Containers & Packaging—0.4%
Rexam plc	31,381	285,416
Smurfit Kappa Group plc	10,718	276,112

		561,528

Diversified Consumer Services—0.0%
EnerCare, Inc.	1,110	13,034

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc. - Class B (a)	389	55,191
CME Group, Inc.	878	84,332
Groupe Bruxelles Lambert S.A.	2,538	209,258
Voya Financial, Inc.	8,691	258,731

		607,512

Diversified Telecommunication Services—3.1%
AT&T, Inc.	27,656	1,083,286
BCE, Inc.	5,479	249,703
BT Group plc	73,085	460,315
CenturyLink, Inc.	13,732	438,875
Consolidated Communications Holdings, Inc.	5,655	145,673
Frontier Communications Corp.	5,430	30,354
IDT Corp. - Class B	1,360	21,202
Iridium Communications, Inc. (a)	1,969	15,496
Nippon Telegraph & Telephone Corp.	11,600	498,772
Orange S.A.	24,510	428,263
PCCW, Ltd.	53,000	34,172
Telefonica S.A.	4,853	54,248
Verizon Communications, Inc.	19,565	1,058,075

		4,518,434

Electric Utilities—2.2%
American Electric Power Co., Inc.	4,970	330,008
Duke Energy Corp.	6,818	550,076
Entergy Corp.	4,037	320,053
Exelon Corp.	12,731	456,534
Iberdrola S.A.	60,465	402,383
NextEra Energy, Inc.	4,569	540,696
Portland General Electric Co.	815	32,184
Southern Co. (The)	9,317	481,968

		3,113,902

Electrical Equipment—0.0%
Fujikura, Ltd.	3,000	14,118

Electronic Equipment, Instruments & Components—1.0%
Arrow Electronics, Inc. (a)	4,653	299,700
Austria Technologie & Systemtechnik AG	1,734	25,394
CDW Corp.	4,634	192,311
Citizen Holdings Co., Ltd.	11,700	66,293
Corning, Inc.	1,427	29,810

MIST-28

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
E2V Technologies plc	4,528	$13,956
ePlus, Inc. (a)	1,042	83,891
Flextronics International, Ltd. (a)	1,071	12,916
Hitachi, Ltd.	73,000	341,316
Jabil Circuit, Inc.	737	14,202
Multi-Fineline Electronix, Inc. (a)	3,048	70,744
Sanmina Corp. (a)	569	13,303
SYNNEX Corp.	2,500	231,475
Taiyo Yuden Co., Ltd.	1,700	16,524

		1,411,835

Energy Equipment & Services—0.1%
Helix Energy Solutions Group, Inc. (a)	3,261	18,261
Ocean Rig UDW, Inc.	31,603	25,924
Seadrill, Ltd. (a)	11,502	36,876

		81,061

Food & Staples Retailing—1.2%
CVS Health Corp.	7,033	729,533
Delhaize Group S.A.	2,899	302,068
George Weston, Ltd.	157	14,057
Ingles Markets, Inc. - Class A	4,822	180,825
Kroger Co. (The)	10,490	401,242
Qol Co., Ltd.	2,100	31,536
Rallye S.A.	1,522	26,376

		1,685,637

Food Products—1.3%
Archer-Daniels-Midland Co.	10,191	370,035
Aryzta AG (a)	255	10,654
Bunge, Ltd.	3,226	182,817
Cal-Maine Foods, Inc.	4,821	250,258
John B Sanfilippo & Son, Inc.	2,559	176,801
Leroy Seafood Group ASA	1,460	68,898
Omega Protein Corp. (a)	6,898	116,852
Pilgrim’s Pride Corp. (a)	606	15,392
Sanderson Farms, Inc.	2,667	240,510
Select Harvests, Ltd.	8,344	26,263
Tassal Group, Ltd.	6,685	19,540
Tyson Foods, Inc. - Class A	6,356	423,691

		1,901,711

Gas Utilities—0.5%
Atmos Energy Corp.	4,384	325,556
UGI Corp.	8,384	337,791

		663,347

Health Care Equipment & Supplies—0.0%
Hogy Medical Co., Ltd.	300	16,071
Inogen, Inc. (a)	903	40,617

		56,688

Health Care Providers & Services—2.4%
Aetna, Inc.	4,033	453,108
Amsurg Corp. (a)	1,899	141,665
Anthem, Inc.	3,250	451,718
Cardinal Health, Inc.	5,078	416,142
Centene Corp. (a)	218	13,422
Cigna Corp.	3,096	424,895
HCA Holdings, Inc. (a)	4,714	367,928
Kindred Healthcare, Inc.	691	8,534
LifePoint Health, Inc. (a)	272	18,836
Providence Service Corp. (The) (a)	618	31,561
Quest Diagnostics, Inc.	4,187	299,161
Triple-S Management Corp. - Class B (a)	5,226	129,918
UnitedHealth Group, Inc.	5,632	725,965

		3,482,853

Health Care Technology—0.0%
AGFA-Gevaert NV (a)	9,150	40,831

Hotels, Restaurants & Leisure—0.5%
Carnival plc	5,042	271,879
Greene King plc	9,673	120,725
Isle of Capri Casinos, Inc. (a)	3,355	46,970
Marriott Vacations Worldwide Corp.	254	17,145
Royal Caribbean Cruises, Ltd.	244	20,044
Star Entertainment Group, Ltd. (The)	57,025	247,430

		724,193

Household Durables—1.0%
Barratt Developments plc	31,764	254,774
Bassett Furniture Industries, Inc.	2,020	64,357
Bellway plc	4,029	151,683
Berkeley Group Holdings plc	4,572	210,471
Hooker Furniture Corp.	1,113	36,562
Libbey, Inc.	761	14,155
Persimmon plc	9,639	287,684
Pioneer Corp. (a)	21,600	57,155
Tamron Co., Ltd.	1,500	24,582
Taylor Wimpey plc	95,642	260,354
ZAGG, Inc. (a)	13,286	119,707

		1,481,484

Household Products—0.1%
Central Garden and Pet Co. - Class A (a)	5,735	93,423

Industrial Conglomerates—0.7%
3M Co.	2,223	370,419
CK Hutchison Holdings, Ltd.	34,500	447,377
General Electric Co.	4,180	132,882

		950,678

Insurance—4.3%
Ageas	6,403	254,045
Allstate Corp. (The)	6,077	409,408
American Financial Group, Inc.	4,011	282,254
American International Group, Inc.	5,690	307,545

MIST-29

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
AMERISAFE, Inc.	2,104	$110,544
Aviva plc	2,268	14,766
Axis Capital Holdings, Ltd.	3,857	213,909
Chubb, Ltd.	3,821	455,272
Direct Line Insurance Group plc	46,923	248,509
Employers Holdings, Inc.	4,273	120,242
Endurance Specialty Holdings, Ltd.	3,661	239,210
Everest Re Group, Ltd.	1,593	314,506
Federated National Holding Co.	1,567	30,807
Hartford Financial Services Group, Inc. (The)	8,312	383,017
Heritage Insurance Holdings, Inc.	4,132	65,988
Muenchener Rueckversicherungs-Gesellschaft AG	1,882	382,748
Navigators Group, Inc. (The) (a)	299	25,077
Reinsurance Group of America, Inc.	2,879	277,104
SCOR SE	8,067	286,140
Selective Insurance Group, Inc.	746	27,311
Sompo Japan Nipponkoa Holdings, Inc.	9,100	257,601
Swiss Re AG	4,295	395,631
Travelers Cos., Inc. (The)	3,911	456,453
Universal Insurance Holdings, Inc.	9,353	166,483
Zurich Insurance Group AG (a)	1,660	383,551

		6,108,121

Internet & Catalog Retail—0.0%
Amazon.com, Inc. (a)	53	31,463

Internet Software & Services—0.6%
Alphabet, Inc. - Class A (a)	565	431,038
DHI Group, Inc. (a)	3,408	27,503
Facebook, Inc. - Class A (a)	2,247	256,383
j2 Global, Inc.	3,016	185,725

		900,649

IT Services—1.4%
Atea ASA (a)	2,196	20,950
Bechtle AG	1,590	164,119
Cap Gemini S.A.	3,678	345,259
Cardtronics, Inc. (a)	2,541	91,451
CGI Group, Inc. - Class A (a)	315	15,054
Convergys Corp.	9,756	270,924
Euronet Worldwide, Inc. (a)	1,361	100,864
Itochu Techno-Solutions Corp.	800	15,092
Net 1 UEPS Technologies, Inc. (a)	6,901	63,489
NeuStar, Inc. - Class A (a)	5,325	130,995
NS Solutions Corp.	5,200	102,011
NTT Data Corp.	2,100	105,382
Science Applications International Corp.	570	30,404
Sykes Enterprises, Inc. (a)	5,466	164,964
Western Union Co. (The)	16,791	323,898

		1,944,856

Machinery—1.0%
American Railcar Industries, Inc.	1,885	76,776
CKD Corp.	11,300	92,892
Duerr AG	1,687	132,582

Machinery—(Continued)
FreightCar America, Inc.	859	13,383
Glory, Ltd.	500	16,985
Greenbrier Cos., Inc. (The)	3,066	84,744
Illinois Tool Works, Inc.	287	29,400
Kadant, Inc.	486	21,948
Krones AG	2,076	250,027
Lydall, Inc. (a)	424	13,789
Mitsui Engineering & Shipbuilding Co., Ltd.	9,000	13,388
PACCAR, Inc.	7,489	409,573
Standex International Corp.	244	18,986
Trinity Industries, Inc.	10,700	195,917
Valmet Oyj	991	10,860
Wacker Neuson SE	759	12,066

		1,393,316

Marine—0.1%
DFDS A/S	950	34,414
Kawasaki Kisen Kaisha, Ltd.	5,000	9,659
Matson, Inc.	2,881	115,730
Orient Overseas International, Ltd.	3,500	13,490

		173,293

Media—1.9%
AMC Entertainment Holdings, Inc. - Class A	811	22,700
APN News & Media, Ltd. (a)	18,777	9,302
Cablevision Systems Corp. - Class A	3,124	103,092
Comcast Corp. - Class A	13,572	828,978
Eros International plc (a)	4,687	53,947
Gray Television, Inc. (a)	13,846	162,275
Lagardere SCA	1,331	35,302
Nippon Television Holdings, Inc.	2,000	32,914
TEGNA, Inc.	9,856	231,222
Thomson Reuters Corp.	9,446	382,713
TV Tokyo Holdings Corp.	600	10,925
Walt Disney Co. (The)	8,546	848,703

		2,722,073

Metals & Mining—0.7%
Aichi Steel Corp.	7,000	27,416
Alcoa, Inc.	30,699	294,097
APERAM S.A.	625	23,787
Bekaert S.A.	556	22,588
Boliden AB	15,842	251,559
Compass Minerals International, Inc.	163	11,550
Evolution Mining, Ltd.	18,796	21,575
JFE Holdings, Inc.	800	10,767
Kaiser Aluminum Corp.	2,357	199,261
Norsk Hydro ASA	34,681	142,215
Northern Star Resources, Ltd.	16,724	43,768
Sumitomo Metal Mining Co., Ltd.	2,000	19,847

		1,068,430

Multi-Utilities—0.6%
Dominion Resources, Inc.	1,134	85,186
National Grid plc	35,093	497,191

MIST-30

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—(Continued)
SCANA Corp.	3,376	$236,827

		819,204

Multiline Retail—0.8%
Canadian Tire Corp., Ltd. - Class A	2,835	295,102
Kohl’s Corp.	4,699	219,021
Macy’s, Inc.	2,502	110,313
Target Corp.	6,668	548,643

		1,173,079

Oil, Gas & Consumable Fuels—2.1%
Alon USA Energy, Inc.	6,766	69,825
Avance Gas Holding, Ltd. (144A)	5,918	41,059
BW LPG, Ltd.	15,436	93,779
Caltex Australia, Ltd.	7,563	196,941
DHT Holdings, Inc.	1,804	10,391
ERG S.p.A.	6,407	87,127
Euronav NV	3,621	37,022
Exxon Mobil Corp.	4,471	373,731
Green Plains, Inc.	7,460	119,062
HollyFrontier Corp.	6,212	219,408
Marathon Petroleum Corp.	7,733	287,513
Navigator Holdings, Ltd. (a)	3,636	58,721
PBF Energy, Inc. - Class A	1,127	37,416
Phillips 66	5,737	496,767
REX American Resources Corp. (a)	540	29,954
Royal Dutch Shell plc - A Shares	2,909	70,449
Ship Finance International, Ltd.	8,900	123,621
Tanker Investments, Ltd. (a)	3,348	31,660
Teekay Tankers, Ltd. - Class A	2,550	9,358
Tesoro Corp.	2,907	250,031
Valero Energy Corp.	6,043	387,598

		3,031,433

Paper & Forest Products—0.4%
Canfor Pulp Products, Inc.	988	9,121
Holmen AB - B Shares	6,441	210,602
UPM-Kymmene Oyj	15,552	280,509
Western Forest Products, Inc.	6,956	12,372

		512,604

Personal Products—0.0%
Revlon, Inc. - Class A (a)	745	27,126
USANA Health Sciences, Inc. (a)	127	15,420

		42,546

Pharmaceuticals—2.2%
Allergan plc (a)	1,706	457,259
Eli Lilly & Co.	7,521	541,587
Johnson & Johnson	11,307	1,223,418
Mallinckrodt plc (a)	1,819	111,468
Merck & Co., Inc.	421	22,275
Merck KGaA	197	16,426
Mylan NV (a)	4,919	227,996
Otsuka Holdings Co., Ltd.	3,400	123,259

Pharmaceuticals—(Continued)
Shire plc	167	9,567
Teva Pharmaceutical Industries, Ltd.	7,872	422,992
Towa Pharmaceutical Co., Ltd.	1,400	57,218

		3,213,465

Professional Services—0.1%
Barrett Business Services, Inc.	2,370	68,137
CBIZ, Inc. (a)	5,754	58,058
ICF International, Inc. (a)	331	11,376
Korn/Ferry International	431	12,193
TrueBlue, Inc. (a)	577	15,089

		164,853

Real Estate Investment Trusts—1.1%
AG Mortgage Investment Trust, Inc.	3,707	48,450
American Capital Mortgage Investment Corp.	12,456	182,854
Anworth Mortgage Asset Corp.	16,201	75,497
Apollo Commercial Real Estate Finance, Inc.	11,138	181,549
Apollo Residential Mortgage, Inc.	2,419	32,463
Ares Commercial Real Estate Corp.	4,842	53,020
Chimera Investment Corp.	16,824	228,638
Colony Capital, Inc. - Class A	7,621	127,804
Fortune Real Estate Investment Trust	102,000	109,264
Ladder Capital Corp.	1,129	14,056
New Residential Investment Corp.	17,598	204,665
New York Mortgage Trust, Inc.	22,195	105,204
Omega Healthcare Investors, Inc.	4,822	170,217
Western Asset Mortgage Capital Corp.	4,850	48,743

		1,582,424

Real Estate Management & Development—0.0%
WCM Beteiligungs & Grundbesitz-AG (a)	13,121	48,011

Road & Rail—0.7%
AMERCO	726	259,407
ArcBest Corp.	690	14,897
East Japan Railway Co.	4,300	370,234
National Express Group plc	4,771	23,485
Senko Co., Ltd.	3,000	18,252
Sixt SE	315	16,867
West Japan Railway Co.	4,700	289,575

		992,717

Semiconductors & Semiconductor Equipment—1.7%
Applied Materials, Inc.	9,620	203,752
BE Semiconductor Industries NV	1,862	50,819
Dialog Semiconductor plc (a)	1,792	70,833
First Solar, Inc. (a)	2,150	147,210
Infineon Technologies AG	23,058	327,955
Intel Corp.	24,072	778,729
Lam Research Corp.	518	42,787
Micron Technology, Inc. (a)	14,985	156,893
NVIDIA Corp.	11,413	406,645
Photronics, Inc. (a)	15,860	165,103

MIST-31

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Tower Semiconductor, Ltd. (a)	7,910	$95,869

		2,446,595

Software—0.5%
Ebix, Inc.	1,847	75,339
Microsoft Corp.	9,484	523,801
UBISOFT Entertainment (a)	4,646	145,782
VirnetX Holding Corp. (a)	9,283	42,609

		787,531

Specialty Retail—0.5%
Best Buy Co., Inc.	333	10,803
Bilia AB - A Shares	4,739	106,149
Foot Locker, Inc.	4,507	290,701
GameStop Corp. - Class A	6,900	218,937
Lookers plc	6,749	15,317
Penske Automotive Group, Inc.	648	24,559

		666,466

Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc.	17,188	1,873,320
Brother Industries, Ltd.	1,100	12,640
FUJIFILM Holdings Corp.	8,400	331,353
HP, Inc.	13,694	168,710

		2,386,023

Textiles, Apparel & Luxury Goods—0.0%
Iconix Brand Group, Inc. (a)	4,358	35,082

Thrifts & Mortgage Finance—0.1%
Provident Financial Services, Inc.	4,547	91,804
Territorial Bancorp, Inc.	823	21,447

		113,251

Tobacco—0.8%
Imperial Brands plc	9,310	515,405
Japan Tobacco, Inc.	4,900	203,713
Reynolds American, Inc.	9,605	483,227

		1,202,345

Trading Companies & Distributors—0.6%
AerCap Holdings NV (a)	2,717	105,311
Air Lease Corp.	8,188	262,999
Aircastle, Ltd.	7,252	161,284
GATX Corp.	3,764	178,790
H&E Equipment Services, Inc.	755	13,235
Rush Enterprises, Inc. - Class A (a)	4,745	86,549

		808,168

Transportation Infrastructure—0.1%
Flughafen Zuerich AG	120	107,201

Wireless Telecommunication Services—0.4%
Vodafone Group plc	184,460	587,945

Total Common Stocks (Cost $78,320,375)		76,808,213

U.S. Treasury & Government Agencies—24.8%

Federal Agencies—1.0%
Federal Home Loan Mortgage Corp. 1.000%, 06/29/17	741,000	743,205
Federal National Mortgage Association 1.375%, 11/15/16	660,000	663,487

		1,406,692

U.S. Treasury—23.8%
U.S. Treasury Bonds 3.000%, 11/15/44	494,000	533,076
3.125%, 02/15/43 (b)	989,000	1,095,356
4.375%, 05/15/41 (b) (c)	1,016,000	1,371,838
4.500%, 05/15/38 (c)	1,112,000	1,528,218
5.375%, 02/15/31	444,000	636,637
6.875%, 08/15/25	356,000	514,072
7.625%, 11/15/22	1,335,000	1,853,511
7.875%, 02/15/21	1,236,000	1,621,912
U.S. Treasury Notes 0.625%, 11/30/17	989,000	987,416
0.750%, 02/28/18	1,607,000	1,607,376
0.875%, 07/31/19	1,483,000	1,479,466
1.000%, 09/30/16	1,073,000	1,076,017
1.000%, 03/31/17	1,483,000	1,488,445
1.000%, 06/30/19	1,483,000	1,486,997
1.125%, 03/31/20	989,000	990,739
1.500%, 02/28/19	1,483,000	1,509,706
1.875%, 10/31/17	1,483,000	1,509,648
2.000%, 05/31/21	1,236,000	1,280,805
2.000%, 11/15/21	1,359,000	1,405,504
2.000%, 02/15/23 (b)	1,730,000	1,782,440
2.125%, 08/31/20	1,187,000	1,235,686
2.250%, 07/31/18 (c)	1,325,000	1,369,305
2.375%, 08/15/24	790,000	831,969
2.750%, 05/31/17	1,236,000	1,265,692
3.000%, 02/28/17	1,236,000	1,262,410
3.125%, 05/15/19	1,483,000	1,585,130
4.625%, 11/15/16	889,000	911,677

		34,221,048

Total U.S. Treasury & Government Agencies (Cost $35,038,629)		35,627,740

MIST-32

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—8.2%

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—8.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	35,000	$3,862,250
Vanguard Emerging Markets Government Bond ETF	47,500	3,656,075
Vanguard REIT ETF	50,000	4,190,000

Total Mutual Funds (Cost $11,514,055)		11,708,325

Preferred Stock—0.2%

Automobiles—0.2%
Volkswagen AG (Cost $569,925)	2,701	343,539

Short-Term Investment—14.2%

Repurchase Agreement—14.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $20,347,508 on 04/01/16, collateralized by $20,525,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $20,755,906.	20,347,491	20,347,491

Total Short-Term Investments (Cost $20,347,491)		20,347,491

Total Investments—101.0% (Cost $145,790,475) (d)		144,835,308
Other assets and liabilities (net)—(1.0)%		(1,390,775)

Net Assets—100.0%		$143,444,533

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $2,634,401.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2016, the market value of securities pledged was $2,333,290.
(d)	As of March 31, 2016, the aggregate cost of investments was $145,790,475. The aggregate unrealized appreciation and depreciation of investments were $5,022,852 and $(5,978,019), respectively, resulting in net unrealized depreciation of $(955,167).
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index Futures	06/17/16	12	USD	1,235,579	$(4,679)
U.S. Treasury Long Bond Futures	06/21/16	54	USD	8,924,036	(44,411)
U.S. Treasury Note 10 Year Futures	06/21/16	35	USD	4,568,916	(5,244)
U.S. Treasury Note 2 Year Futures	06/30/16	23	USD	5,031,295	(45)
U.S. Treasury Note 5 Year Futures	06/30/16	67	USD	8,109,225	8,767

Futures Contracts—Short
Euro Stoxx 50 Index Futures	06/17/16	(76)	EUR	(2,262,700)	39,986
FTSE 100 Index Futures	06/17/16	(30)	GBP	(1,843,492)	13,776
MSCI EAFE Mini Index Futures	06/17/16	(25)	USD	(2,035,293)	3,418
TOPIX Index Futures	06/09/16	(22)	JPY	(296,505,090)	489

Net Unrealized Appreciation					$12,057

MIST-33

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.603%	02/22/26	USD	5,000,000	$(17,653)
Pay	3M LIBOR	1.994%	10/23/25	USD	2,000,000	68,692
Pay	3M LIBOR	2.007%	04/13/25	USD	16,000,000	593,947
Pay	3M LIBOR	2.032%	10/01/25	USD	2,000,000	76,007
Pay	3M LIBOR	2.075%	11/24/25	USD	2,500,000	103,576
Pay	3M LIBOR	2.198%	09/15/25	USD	2,000,000	106,052
Pay	3M LIBOR	2.222%	05/19/25	USD	1,500,000	83,371
Pay	3M LIBOR	2.246%	05/11/25	USD	1,500,000	86,585
Pay	3M LIBOR	2.388%	07/24/25	USD	1,500,000	102,358
Pay	3M LIBOR	2.451%	07/01/25	USD	1,500,000	113,439
Pay	3M LIBOR	2.481%	06/25/25	USD	1,500,000	115,666
Pay	3M LIBOR	2.496%	06/15/25	USD	1,500,000	117,505
Pay	3M LIBOR	2.512%	07/15/25	USD	1,500,000	121,865

Net Unrealized Appreciation						$1,671,410

(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-34

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$150,348	$—	$—	$150,348
Air Freight & Logistics	422,464	470,696	—	893,160
Airlines	856,839	565,905	—	1,422,744
Auto Components	320,043	344,867	—	664,910
Automobiles	1,022,489	1,649,190	—	2,671,679
Banks	3,718,426	2,888,423	—	6,606,849
Beverages	329,781	337,522	—	667,303
Biotechnology	1,386,248	35,378	—	1,421,626
Building Products	68,156	—	—	68,156
Capital Markets	850,975	297,466	—	1,148,441
Chemicals	453,881	789,152	—	1,243,033
Commercial Services & Supplies	619,734	482,231	—	1,101,965
Communications Equipment	1,019,540	—	—	1,019,540
Construction & Engineering	16,037	862,712	—	878,749
Consumer Finance	384,297	—	—	384,297
Containers & Packaging	—	561,528	—	561,528
Diversified Consumer Services	13,034	—	—	13,034
Diversified Financial Services	398,254	209,258	—	607,512
Diversified Telecommunication Services	3,042,664	1,475,770	—	4,518,434
Electric Utilities	2,711,519	402,383	—	3,113,902
Electrical Equipment	—	14,118	—	14,118
Electronic Equipment, Instruments & Components	948,352	463,483	—	1,411,835
Energy Equipment & Services	44,185	36,876	—	81,061
Food & Staples Retailing	1,325,657	359,980	—	1,685,637
Food Products	1,776,356	125,355	—	1,901,711
Gas Utilities	663,347	—	—	663,347
Health Care Equipment & Supplies	40,617	16,071	—	56,688
Health Care Providers & Services	3,482,853	—	—	3,482,853
Health Care Technology	—	40,831	—	40,831
Hotels, Restaurants & Leisure	84,159	640,034	—	724,193
Household Durables	234,781	1,246,703	—	1,481,484
Household Products	93,423	—	—	93,423
Industrial Conglomerates	503,301	447,377	—	950,678
Insurance	3,885,130	2,222,991	—	6,108,121
Internet & Catalog Retail	31,463	—	—	31,463
Internet Software & Services	900,649	—	—	900,649

MIST-35

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$1,192,043	$752,813	$—	$1,944,856
Machinery	864,516	528,800	—	1,393,316
Marine	115,730	57,563	—	173,293
Media	2,633,630	88,443	—	2,722,073
Metals & Mining	504,908	563,522	—	1,068,430
Multi-Utilities	322,013	497,191	—	819,204
Multiline Retail	1,173,079	—	—	1,173,079
Oil, Gas & Consumable Fuels	2,473,396	558,037	—	3,031,433
Paper & Forest Products	21,493	491,111	—	512,604
Personal Products	42,546	—	—	42,546
Pharmaceuticals	2,584,003	629,462	—	3,213,465
Professional Services	164,853	—	—	164,853
Real Estate Investment Trusts	1,473,160	109,264	—	1,582,424
Real Estate Management & Development	—	48,011	—	48,011
Road & Rail	274,304	718,413	—	992,717
Semiconductors & Semiconductor Equipment	1,996,988	449,607	—	2,446,595
Software	641,749	145,782	—	787,531
Specialty Retail	545,000	121,466	—	666,466
Technology Hardware, Storage & Peripherals	2,042,030	343,993	—	2,386,023
Textiles, Apparel & Luxury Goods	35,082	—	—	35,082
Thrifts & Mortgage Finance	113,251	—	—	113,251
Tobacco	483,227	719,118	—	1,202,345
Trading Companies & Distributors	808,168	—	—	808,168
Transportation Infrastructure	—	107,201	—	107,201
Wireless Telecommunication Services	—	587,945	—	587,945
Total Common Stocks	52,304,171	24,504,042	—	76,808,213
Total U.S. Treasury & Government Agencies*	—	35,627,740	—	35,627,740
Total Mutual Funds*	11,708,325	—	—	11,708,325
Total Preferred Stock*	—	343,539	—	343,539
Total Short-Term Investment*	—	20,347,491	—	20,347,491
Total Investments	$64,012,496	$80,822,812	$—	$144,835,308

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$66,436	$—	$—	$66,436
Futures Contracts (Unrealized Depreciation)	(54,379)	—	—	(54,379)
Total Futures Contracts	$12,057	$—	$—	$12,057
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,689,063	$—	$1,689,063
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(17,653)	—	(17,653)
Total Centrally Cleared Swap Contracts	$—	$1,671,410	$—	$1,671,410

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-36

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	13,999,064	$368,315,363
American Funds American Mutual Fund (Class R-6)	10,603,582	370,065,000
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	27,876,561	371,315,791
American Funds Bond Fund (Class 1) (a)	52,885,468	584,384,423
American Funds Fundamental Investors Fund (Class R-6)	7,244,661	368,101,249
American Funds Global Bond Fund (Class 1) (a)	11,861,727	137,714,647
American Funds Global Small Capitalization Fund (Class 1)	5,692,022	134,331,725
American Funds Growth Fund (Class 1)	6,104,644	405,531,511
American Funds Growth-Income Fund (Class 1)	9,093,413	413,659,372
American Funds High-Income Bond Fund (Class 1) (a)	18,909,766	178,508,188
American Funds International Fund (Class 1)	15,081,152	268,293,702

Investment Company Securities—(Continued)
American Funds International Growth and Income Fund (Class 1) (a)	21,228,254	$315,027,295
American Funds New World Fund (Class 1) (a)	7,192,807	135,296,696
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	38,804,302	491,650,507

Total Mutual Funds (Cost $4,286,069,795)		4,542,195,469

Total Investments—100.1% (Cost $4,286,069,795) (b)		4,542,195,469
Other assets and liabilities (net)—(0.1)%		(2,465,197)

Net Assets—100.0%		$4,539,730,272

(a)	Affiliated Issuer.
(b)	As of March 31, 2016, the aggregate cost of investments was $4,286,069,795. The aggregate unrealized appreciation and depreciation of investments were $320,233,894 and $(64,108,220), respectively, resulting in net unrealized appreciation of $256,125,674.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,542,195,469	$—	$—	$4,542,195,469
Total Investments	$4,542,195,469	$—	$—	$4,542,195,469

MIST-37

Met Investors Series Trust

American Funds Growth Allocation Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	12,966,688	$341,153,563
American Funds American Mutual Fund (Class R-6)	8,137,242	283,989,743
American Funds Blue Chip Income and Growth Fund (Class 1)	21,360,663	284,524,035
American Funds Bond Fund (Class 1)	9,781,211	108,082,386
American Funds Fundamental Investors Fund (Class R-6)	6,144,869	312,220,818
American Funds Global Bond Fund (Class 1)	4,745,839	55,099,196
American Funds Global Small Capitalization Fund (Class 1)	5,783,925	136,500,629
American Funds Growth Fund (Class 1)	4,657,893	309,423,865
American Funds Growth-Income Fund (Class 1)	6,245,421	284,104,189
American Funds High-Income Bond Fund (Class 1)	8,817,268	83,235,014
American Funds International Fund (Class 1)	12,302,759	218,866,080

Investment Company Securities—(Continued)
American Funds International Growth and Income Fund (Class 1) (a)	16,786,257	249,108,056
American Funds New World Fund (Class 1)	6,048,261	113,767,786
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	2,121,976	26,885,430

Total Mutual Funds (Cost $2,571,605,020)		2,806,960,790

Total Investments—100.1% (Cost $2,571,605,020) (b)		2,806,960,790
Other assets and liabilities (net)—(0.1)%		(1,588,197)

Net Assets—100.0%		$2,805,372,593

(a)	Affiliated Issuer.
(b)	As of March 31, 2016, the aggregate cost of investments was $2,571,605,020. The aggregate unrealized appreciation and depreciation of investments were $283,396,460 and $(48,040,690), respectively, resulting in net unrealized appreciation of $235,355,770.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,806,960,790	$—	$—	$2,806,960,790
Total Investments	$2,806,960,790	$—	$—	$2,806,960,790

MIST-38

Met Investors Series Trust

American Funds Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (Cost $935,043,680)	16,005,940	$1,063,274,603

Total Investments—100.1% (Cost $935,043,680) (a)		1,063,274,603
Other assets and liabilities (net)—(0.1)%		(645,229)

Net Assets—100.0%		$1,062,629,374

(a)	As of March 31, 2016, the aggregate cost of investments was $935,043,680. The aggregate and net unrealized appreciation of investments was $128,230,923.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,063,274,603	$—	$—	$1,063,274,603
Total Investments	$1,063,274,603	$—	$—	$1,063,274,603

MIST-39

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	5,491,197	$144,473,393
American Funds American Mutual Fund (Class R-6)	7,506,573	261,979,386
American Funds Blue Chip Income and Growth Fund (Class 1)	17,502,958	233,139,400
American Funds Bond Fund (Class 1) (a)	49,228,726	543,977,423
American Funds Fundamental Investors Fund (Class R-6)	2,839,930	144,296,842
American Funds Global Bond Fund (Class 1)	7,499,240	87,066,171
American Funds Global Small Capitalization Fund (Class 1)	1,206,114	28,464,290
American Funds Growth Fund (Class 1)	2,125,853	141,220,399
American Funds Growth-Income Fund (Class 1)	5,702,964	259,427,829
American Funds High-Income Bond Fund (Class 1) (a)	15,051,109	142,082,467
American Funds International Fund (Class 1)	7,999,250	142,306,662

Investment Company Securities—(Continued)
American Funds International Growth and Income Fund (Class 1) (a)	9,666,534	143,451,368
American Funds New World Fund (Class 1)	1,525,636	28,697,213
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	44,904,770	568,943,441

Total Mutual Funds (Cost $2,734,309,559)		2,869,526,284

Total Investments—100.1% (Cost $2,734,309,559) (b)		2,869,526,284
Other assets and liabilities (net)—(0.1)%		(1,630,021)

Net Assets—100.0%		$2,867,896,263

(a)	Affiliated Issuer.
(b)	As of March 31, 2016, the aggregate cost of investments was $2,734,309,559. The aggregate unrealized appreciation and depreciation of investments were $173,046,499 and $(37,829,774), respectively, resulting in net unrealized appreciation of $135,216,725.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,869,526,284	$—	$—	$2,869,526,284
Total Investments	$2,869,526,284	$—	$—	$2,869,526,284

MIST-40

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—22.5% of Net Assets

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—22.5%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/19 (a)	230,413,737	$235,385,144
0.125%, 04/15/20 (a)	263,307,056	268,827,026
0.125%, 07/15/24 (a)	97,876,332	98,212,831
0.250%, 01/15/25 (a)	129,727,237	130,820,059
0.375%, 07/15/25 (a)	139,359,105	142,402,150

Total U.S. Treasury & Government Agencies (Cost $847,435,127)		875,647,210

Foreign Government—16.9%

Sovereign—16.9%
Deutsche Bundesrepublik Inflation Linked Bonds 0.100%, 04/15/23 (EUR) (a)	33,360,213	40,718,796
0.100%, 04/15/26 (EUR) (a)	77,251,510	96,012,347
1.750%, 04/15/20 (EUR) (a)	56,775,914	71,872,299
France Government Bond OAT 0.100%, 07/25/21 (EUR) (a)	18,014,580	21,584,567
0.100%, 03/01/25 (EUR) (a)	45,247,512	54,866,236
0.250%, 07/25/24 (EUR) (a)	47,341,624	58,555,101
1.100%, 07/25/22 (EUR) (a)	21,696,640	27,927,747
2.250%, 07/25/20 (EUR) (a)	52,059,157	68,064,582
United Kingdom Gilt Inflation Linked 0.125%, 03/22/24 (GBP) (a)	76,775,539	121,738,968
0.125%, 03/22/26 (GBP) (a)	60,945,312	97,856,257

Total Foreign Government (Cost $646,270,916)		659,196,900

Short-Term Investments—56.6%

Mutual Funds—39.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.186% (b)	409,697,514	409,697,514
Dreyfus Treasury & Agency Cash Management, Institutional Class, 0.172% (b)	381,319,396	381,319,396
State Street Institutional Liquid Reserve Fund, Class I, 0.446% (b) (c)	17,637,675	17,637,675
State Street Institutional Treasury Plus Money Market Fund, Class I, 0.173% (b)	324,948,899	324,948,899
UBS Select Treasury Preferred Fund, Institutional Class, 0.188% (b)	396,012,328	396,012,328

		1,529,615,812

U.S. Treasury—17.3%
U.S. Treasury Bills 0.342%, 05/12/16 (d)	1,332,000	1,331,853
0.409%, 07/28/16 (d)	8,256,000	8,248,297
0.460%, 09/22/16 (d)	15,843,000	15,814,118
0.464%, 08/04/16 (d)	240,338,000	240,088,529
0.478%, 09/01/16 (d)	303,221,000	302,779,207
0.540%, 09/08/16 (d)	1,315,000	1,313,000
1.134%, 05/26/16 (d)	43,199,000	43,190,231
1.214%, 06/02/16 (d) (e)	57,267,000	57,251,595
1.239%, 05/19/16 (d)	5,499,000	5,498,038

		675,514,868

Total Short-Term Investments (Cost $2,204,628,516)		2,205,130,680

Total Investments—96.0% (Cost $3,698,334,559) (f)		3,739,974,790
Other assets and liabilities (net)—4.0%		154,505,448

Net Assets—100.0%		$3,894,480,238

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of March 31, 2016.
(c)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of March 31, 2016, the market value of securities pledged was $17,637,675.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $8,047,835.
(f)	As of March 31, 2016, the aggregate cost of investments was $3,698,334,559. The aggregate unrealized appreciation and depreciation of investments were $45,097,439 and $(3,457,208), respectively, resulting in net unrealized appreciation of $41,640,231.
(EUR)—	Euro
(GBP)—	British Pound

MIST-41

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CHF	443,000	Citibank N.A.	06/15/16	$455,697	$6,482
CHF	6,990,000	Citibank N.A.	06/15/16	7,030,063	262,574
EUR	910,000	Citibank N.A.	06/15/16	992,423	45,339
HKD	20,865,000	Citibank N.A.	06/15/16	2,691,032	(217)
JPY	22,919,917	Citibank N.A.	06/15/16	204,826	(760)
JPY	23,126,239	Citibank N.A.	06/15/16	203,495	2,408
JPY	38,264,387	Citibank N.A.	06/15/16	337,930	2,755
JPY	44,932,190	Citibank N.A.	06/15/16	395,735	4,316
JPY	55,886,267	Citibank N.A.	06/15/16	495,320	2,260
JPY	343,311,000	Citibank N.A.	06/15/16	3,027,565	29,082

Contracts to Deliver
CAD	75,000	Citibank N.A.	06/15/16	$55,466	$(2,286)
CHF	3,038,026	Citibank N.A.	06/15/16	3,049,402	(120,157)
CHF	2,013,286	Citibank N.A.	06/15/16	2,036,954	(63,499)
CHF	1,620,688	Citibank N.A.	06/15/16	1,629,698	(61,158)
EUR	162,590,497	Citibank N.A.	06/15/16	177,251,578	(8,166,162)
EUR	135,791,953	Citibank N.A.	06/15/16	148,254,382	(6,602,374)
EUR	91,008,934	Citibank N.A.	06/15/16	98,954,553	(4,831,776)
GBP	96,950,894	Citibank N.A.	06/15/16	135,298,828	(3,977,974)
GBP	51,524,608	Citibank N.A.	06/15/16	72,305,757	(1,712,979)
HKD	34,395,000	Citibank N.A.	06/15/16	4,423,721	(11,965)

Net Unrealized Depreciation					$(25,196,091)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures	04/07/16	18	USD	656,594	$23,018
Aluminum Futures	04/11/16	65	USD	2,398,659	54,961
Aluminum Futures	04/28/16	24	USD	914,459	(7,457)
Aluminum Futures	05/03/16	2	USD	73,297	2,377
Aluminum Futures	06/08/16	11	USD	435,764	(19,007)
Aluminum Futures	06/13/16	551	USD	21,747,323	(857,535)
Aluminum Futures	06/29/16	15	USD	557,213	12,685
Aluminum Futures	06/30/16	5	USD	186,950	3,050
Amsterdam Index Futures	04/15/16	54	EUR	4,776,396	(31,447)
Australian 10 Year Treasury Bond Futures	06/15/16	1,128	AUD	146,193,231	1,167,287
CAC 40 Index Futures	04/15/16	349	EUR	15,530,339	(263,906)
Canada Government Bond 10 Year Futures	06/21/16	1,370	CAD	194,988,635	(1,315,907)
Cattle Feeder Futures	05/26/16	126	USD	9,933,603	(152,853)
Cocoa Futures	07/14/16	132	USD	3,938,410	(32,531)
Coffee “C” Futures	05/18/16	146	USD	6,518,662	459,226
Copper Futures	04/11/16	32	USD	3,526,622	376,818
Copper Futures	04/25/16	4	USD	446,312	40,288
Copper Futures	04/28/16	10	USD	1,134,525	81,073
Copper Futures	05/03/16	10	USD	1,128,206	87,336
Copper Futures	05/09/16	1	USD	115,290	6,253
Copper Futures	05/24/16	12	USD	1,381,212	75,258
Copper Futures	06/13/16	211	USD	24,991,932	597,093
Corn Futures	05/13/16	1,489	USD	27,415,648	(1,246,473)
Cotton No. 2 Futures	05/06/16	330	USD	9,784,413	(141,813)
DAX Index Futures	06/17/16	57	EUR	14,202,230	54,358
Euro Stoxx 50 Index Futures	06/17/16	1,403	EUR	41,930,108	(919,626)

MIST-42

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	06/08/16	5,784	EUR	944,896,167	$(288,215)
FTSE 100 Index Futures	06/17/16	760	GBP	46,190,509	385,333
FTSE JSE Top 40 Index Futures	06/15/16	446	ZAR	208,737,763	(2,776)
FTSE MIB Index Futures	06/17/16	36	EUR	3,289,975	(119,133)
Gold 100 oz. Futures	06/28/16	240	USD	29,876,869	(222,469)
H-Shares Index Futures	04/28/16	147	HKD	63,951,709	285,277
Hang Seng Index Futures	04/28/16	51	HKD	51,819,599	159,623
IBEX 35 Index Futures	04/15/16	56	EUR	5,003,466	(156,031)
Japanese Government 10 Year Bond Futures	06/13/16	279	JPY	42,163,262,628	439,268
KOSPI 200 Index Futures	06/09/16	269	KRW	32,318,814,279	718,770
Lead Futures	04/11/16	8	USD	320,620	19,042
Lead Futures	04/26/16	2	USD	81,506	3,461
Lead Futures	04/28/16	5	USD	209,387	3,075
Lead Futures	05/03/16	6	USD	254,265	779
Lead Futures	05/09/16	2	USD	89,559	(4,509)
Lead Futures	05/18/16	1	USD	43,015	(490)
Lead Futures	05/24/16	5	USD	211,363	1,336
Lead Futures	06/08/16	2	USD	92,552	(7,400)
Lead Futures	06/15/16	112	USD	5,130,933	(361,833)
Lead Futures	06/29/16	3	USD	131,467	(3,601)
Lead Futures	06/30/16	2	USD	87,211	(1,961)
Lean Hogs Futures	06/14/16	563	USD	18,346,325	(138,905)
Live Cattle Futures	06/30/16	340	USD	17,181,951	(314,551)
MSCI Taiwan Index Futures	04/28/16	263	USD	8,391,642	76,958
Nickel Futures	04/07/16	3	USD	150,487	1,622
Nickel Futures	04/11/16	8	USD	399,584	6,136
Nickel Futures	04/28/16	2	USD	103,445	(1,931)
Nickel Futures	05/03/16	5	USD	254,550	(685)
Nickel Futures	05/18/16	1	USD	50,108	709
Nickel Futures	05/24/16	4	USD	204,792	(1,443)
Nickel Futures	06/13/16	74	USD	3,920,401	(154,171)
Nickel Futures	06/29/16	2	USD	103,497	(1,623)
Nickel Futures	06/30/16	2	USD	101,960	(80)
Russell 2000 Mini Index Futures	06/17/16	495	USD	53,104,369	1,820,831
S&P 500 E-Mini Index Futures	06/17/16	5,386	USD	539,434,031	13,034,919
S&P Midcap 400 E-Mini Index Futures	06/17/16	435	USD	60,667,375	2,024,825
S&P TSX 60 Index Futures	06/16/16	256	CAD	40,136,958	121,226
SGX CNX Nifty Index Futures	04/28/16	1,047	USD	16,187,203	119,822
SPI 200 Index Futures	06/16/16	256	AUD	32,715,423	(224,617)
Silver Futures	05/26/16	44	USD	3,366,270	35,810
Soybean Futures	05/13/16	144	USD	6,277,234	280,166
Sugar No. 11 Futures	04/29/16	829	USD	12,355,821	1,896,347
TOPIX Index Futures	06/09/16	652	JPY	8,715,904,928	620,153
U.S. Treasury Note 10 Year Futures	06/21/16	10,666	USD	1,391,825,808	(1,079,402)
United Kingdom Long Gilt Bond Futures	06/28/16	1,046	GBP	126,835,065	(55,934)
Wheat Futures	05/13/16	1,068	USD	24,893,159	391,741
Zinc Futures	04/07/16	3	USD	111,195	24,444
Zinc Futures	04/11/16	18	USD	666,157	147,983
Zinc Futures	04/28/16	7	USD	278,267	38,775
Zinc Futures	05/03/16	7	USD	279,317	37,827
Zinc Futures	05/09/16	2	USD	85,095	5,518
Zinc Futures	05/24/16	9	USD	390,933	16,945
Zinc Futures	06/08/16	3	USD	135,116	944
Zinc Futures	06/13/16	146	USD	6,576,880	46,957
Zinc Futures	06/29/16	4	USD	177,795	3,880
Zinc Futures	06/30/16	2	USD	89,687	1,163
Aluminum Futures	04/07/16	(18)	USD	(658,586)	(21,026)

MIST-43

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures	04/11/16	(65)	USD	(2,395,670)	$(57,950)
Aluminum Futures	04/28/16	(24)	USD	(913,185)	6,183
Aluminum Futures	06/08/16	(11)	USD	(437,223)	20,466
Aluminum Futures	06/29/16	(15)	USD	(558,151)	(11,748)
Aluminum Futures	06/30/16	(5)	USD	(186,238)	(3,762)
Copper Futures	04/11/16	(32)	USD	(3,527,922)	(375,518)
Copper Futures	04/25/16	(4)	USD	(445,388)	(41,212)
Copper Futures	04/28/16	(10)	USD	(1,136,746)	(78,851)
Copper Futures	05/03/16	(10)	USD	(1,133,135)	(82,407)
Copper Futures	05/09/16	(1)	USD	(115,848)	(5,695)
Copper Futures	05/24/16	(12)	USD	(1,382,371)	(74,099)
Lead Futures	04/11/16	(8)	USD	(320,720)	(18,942)
Lead Futures	04/26/16	(2)	USD	(81,394)	(3,573)
Lead Futures	04/28/16	(5)	USD	(208,607)	(3,855)
Lead Futures	05/03/16	(6)	USD	(256,534)	1,490
Lead Futures	05/09/16	(2)	USD	(89,195)	4,145
Lead Futures	05/18/16	(1)	USD	(42,823)	297
Lead Futures	05/24/16	(5)	USD	(211,238)	(1,461)
Lead Futures	06/08/16	(2)	USD	(93,145)	7,993
Lead Futures	06/29/16	(3)	USD	(131,843)	3,977
Lead Futures	06/30/16	(2)	USD	(87,244)	1,994
Nickel Futures	04/07/16	(3)	USD	(150,061)	(2,048)
Nickel Futures	04/11/16	(8)	USD	(400,579)	(5,141)
Nickel Futures	04/28/16	(2)	USD	(103,454)	1,940
Nickel Futures	05/03/16	(5)	USD	(255,419)	1,554
Nickel Futures	05/18/16	(1)	USD	(49,977)	(840)
Nickel Futures	05/24/16	(4)	USD	(204,470)	1,121
Nickel Futures	06/29/16	(2)	USD	(103,555)	1,682
Nickel Futures	06/30/16	(2)	USD	(101,893)	13
Zinc Futures	04/07/16	(3)	USD	(111,555)	(24,084)
Zinc Futures	04/11/16	(18)	USD	(667,681)	(146,459)
Zinc Futures	04/28/16	(7)	USD	(278,073)	(38,970)
Zinc Futures	05/03/16	(7)	USD	(281,889)	(35,255)
Zinc Futures	05/09/16	(2)	USD	(84,595)	(6,017)
Zinc Futures	05/24/16	(9)	USD	(390,128)	(17,750)
Zinc Futures	06/08/16	(3)	USD	(135,741)	(319)
Zinc Futures	06/29/16	(4)	USD	(178,290)	(3,385)
Zinc Futures	06/30/16	(2)	USD	(89,945)	(905)

Net Unrealized Appreciation					$16,674,014

MIST-44

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
1.000%	04/13/16	Bank of America N.A.	Bovespa Index Futures	BRL	38,068,873	$2,319,790	$—	$2,319,790
0.000%	04/28/16	Citibank N.A.	Brent Crude Futures	USD	65,883,224	(1,476,214)	—	(1,476,214)
0.000%	04/28/16	Merrill Lynch International	Brent Crude Futures	USD	47,995,740	(1,172,610)	—	(1,172,610)
0.000%	06/21/16	Bank of America N.A.	Canada Government Bond 10 Year Futures	CAD	44,494,351	(258,950)	—	(258,950)
0.000%	04/22/16	Citibank N.A.	Corn No. 2 Futures	USD	3,280,258	(151,908)	—	(151,908)
0.000%	04/22/16	Merrill Lynch International	Corn No. 2 Futures	USD	4,945,200	(199,950)	—	(199,950)
0.000%	04/19/16	Citibank N.A.	Crude Oil Futures	USD	77,064,960	(1,381,800)	—	(1,381,800)
0.000%	04/19/16	Merrill Lynch International	Crude Oil Futures	USD	57,646,280	(1,363,160)	—	(1,363,160)
0.000%	06/08/16	Bank of America N.A.	Euro-Bund Futures	EUR	119,723,749	(383,277)	—	(383,277)
0.000%	04/28/16	Bank of America N.A.	Hang Seng China Enterprises Index Futures	HKD	299,264,207	1,109,167	—	1,109,167
0.000%	04/28/16	Bank of America N.A.	Hang Seng Index Future	HKD	34,680,437	89,137	—	89,137
0.000%	06/13/16	Bank of America N.A.	Japanese Government 10 Year Bond Futures	JPY	24,697,490,600	(316,234)	—	(316,234)
0.000%	06/14/16	Merrill Lynch International	Lean Hogs Futures	USD	2,255,930	(56,810)	—	(56,810)
0.000%	06/03/16	Merrill Lynch International	Live Cattle Futures	USD	17,510,820	(395,370)	—	(395,370)
0.000%	06/28/16	Bank of America N.A.	Long Gilt Futures	GBP	64,948,964	(138,259)	—	(138,259)
0.000%	05/11/16	Citibank N.A.	Low Sulphur Gas Oil Futures	USD	19,570,968	(355,368)	—	(355,368)
0.000%	05/11/16	Merrill Lynch International	Low Sulphur Gas Oil Futures	USD	12,826,975	(279,475)	—	(279,475)
0.000%	04/28/16	Bank of America N.A.	MSCI Taiwan Stock Index Futures	USD	15,300,065	123,735	—	123,735
0.000%	04/28/16	Citibank N.A.	NY Harbor ULSD Futures	USD	18,227,264	(402,086)	—	(402,086)
0.000%	04/28/16	Merrill Lynch International	NY Harbor ULSD Futures	USD	10,369,111	(361,120)	—	(361,120)
0.000%	04/27/16	Citibank N.A.	Natural Gas Futures	USD	9,893,460	743,910	—	743,910
0.000%	04/27/16	Merrill Lynch International	Natural Gas Futures	USD	7,139,170	422,570	—	422,570
0.000%	04/28/16	Citibank N.A.	RBOB Gasoline Futures	USD	20,840,912	486,338	—	486,338
0.000%	04/28/16	Merrill Lynch International	RBOB Gasoline Futures	USD	14,705,221	(122,485)	—	(122,485)
0.000%	04/22/16	Citibank N.A.	Soybean Futures	USD	8,831,010	367,565	—	367,565
0.000%	04/22/16	Merrill Lynch International	Soybean Futures	USD	7,548,625	283,825	—	283,825
0.000%	06/17/16	Bank of America N.A.	Swiss Market Index Futures	CHF	30,076,760	(1,410,781)	—	(1,410,781)
0.000%	06/21/16	Bank of America N.A.	U.S. Treasury Note 10 Year Futures	USD	924,508,232	(299,482)	—	(299,482)
0.000%	04/22/16	Citibank N.A.	Wheat Futures	USD	2,365,411	49,439	—	49,439

Totals						$(4,529,863)	$—	$(4,529,863)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(USD)—	United States Dollar
(ZAR)—	South African Rand

MIST-45

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$875,647,210	$—	$875,647,210
Total Foreign Government*	—	659,196,900	—	659,196,900
Short-Term Investments
Mutual Funds	1,529,615,812	—	—	1,529,615,812
U.S. Treasury	—	675,514,868	—	675,514,868
Total Short-Term Investments	1,529,615,812	675,514,868	—	2,205,130,680
Total Investments	$1,529,615,812	$2,210,358,978	$—	$3,739,974,790

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$355,216	$—	$355,216
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(25,551,307)	—	(25,551,307)
Total Forward Contracts	$—	$(25,196,091)	$—	$(25,196,091)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$25,865,601	$—	$—	$25,865,601
Futures Contracts (Unrealized Depreciation)	(9,191,587)	—	—	(9,191,587)
Total Futures Contracts	$16,674,014	$—	$—	$16,674,014
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$5,995,476	$—	$5,995,476
OTC Swap Contracts at Value (Liabilities)	—	(10,525,339)	—	(10,525,339)
Total OTC Swap Contracts	$—	$(4,529,863)	$—	$(4,529,863)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-46

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—51.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—51.1%
Consumer Discretionary Select Sector SPDR Fund (a)	1,907,756	$150,808,112
Consumer Staples Select Sector SPDR Fund (a)	2,535,939	134,531,564
Energy Select Sector SPDR Fund (a)	1,385,355	85,781,182
Financial Select Sector SPDR Fund (a)	9,339,060	210,222,241
Health Care Select Sector SPDR Fund (a)	2,109,513	142,982,791
Industrial Select Sector SPDR Fund (a)	2,702,775	149,922,929
iShares 1-3 Year Credit Bond ETF (a) (b)	4,618,949	486,929,603
iShares Core U.S. Aggregate Bond ETF (b)	3,049,604	338,018,107
iShares iBoxx $ Investment Grade Corporate Bond ETF (a) (b)	3,858,200	458,431,324
iShares Intermediate Credit Bond ETF (a) (b)	1,173,627	128,746,882
iShares MSCI EAFE Fund (a) (b)	5,598,492	319,841,848
iShares MSCI Japan Fund (a) (b)	2,978,237	33,981,684
iShares U.S. Real Estate ETF (a) (b)	1,467,459	114,256,358
Materials Select Sector SPDR Fund (a)	1,102,186	49,388,955
Powershares QQQ Trust - Series 1 (a)	2,330,863	254,530,240
SPDR S&P 500 ETF Trust (a)	234,454	48,194,364
Technology Select Sector SPDR Fund (a)	3,193,938	141,683,090
Utilities Select Sector SPDR Fund (a)	1,071,224	53,154,135
Vanguard Short-Term Corporate Bond ETF (a)	1,458,405	116,716,152
Vanguard Total Bond Market ETF	4,769,518	394,868,395

Total Mutual Funds (Cost $3,688,721,471)		3,812,989,956

Short-Term Investments—60.2%

Mutual Funds—16.1%
SSGA USD Liquidity Fund, S2 Shares, 0.396% (c)	98,625,345	98,625,345
State Street Navigator Securities Lending MET Portfolio (d)	1,099,946,700	1,099,946,700

		1,198,572,045

Security Description	Principal Amount*	Value

Repurchase Agreement—44.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $3,287,605,137 on 04/01/16, collateralized by $3,283,055,000 U.S. Treasury Notes with rates ranging from 1.375% - 2.125%, maturity dates ranging from 03/31/20 - 10/31/20, with a value of $3,353,370,488.	3,287,602,397	3,287,602,397

Total Short-Term Investments (Cost $4,486,174,442)		4,486,174,442

Total Investments—111.3% (Cost $8,174,895,913) (e)		8,299,164,398
Other assets and liabilities (net)—(11.3)%		(841,750,876)

Net Assets—100.0%		$7,457,413,522

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $1,091,761,227 and the collateral received consisted of cash in the amount of $1,099,946,700 and non-cash collateral with a value of $19,096,377. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2016.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(e)	As of March 31, 2016, the aggregate cost of investments was $8,174,895,913. The aggregate unrealized appreciation and depreciation of investments were $154,242,586 and $(29,974,101), respectively, resulting in net unrealized appreciation of $124,268,485.
(ETF)—	Exchange-Traded Fund

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
SEK	122,000,000	Citibank N.A.	06/23/16	$14,999,340	$71,848
SEK	356,000,000	Commonwealth Bank of Australia	06/23/16	41,817,836	2,160,387

Contracts to Deliver
SEK	86,000,000	BNP Paribas S.A.	06/23/16	$10,179,236	$(444,717)

Net Unrealized Appreciation					$1,787,518

MIST-47

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Amsterdam Index Futures	04/15/16	520	EUR	46,048,709	$(364,024)
Australian Currency Futures	06/13/16	1,495	USD	112,606,353	1,761,147
British Pound Currency Futures	06/13/16	3,315	USD	295,987,276	1,803,318
CAC 40 Index Futures	04/15/16	3,114	EUR	138,886,593	(2,713,212)
DAX Index Futures	06/17/16	490	EUR	122,474,331	29,208
Euro Currency Futures	06/13/16	1,314	USD	183,766,263	3,675,837
Euro Stoxx 50 Index Futures	06/17/16	3,352	EUR	99,437,651	(1,354,705)
Euro-Bund Futures	06/08/16	5,825	EUR	949,863,950	1,678,459
FTSE 100 Index Futures	06/17/16	3,394	GBP	206,730,948	1,068,960
FTSE MIB Index Futures	06/17/16	370	EUR	33,944,514	(1,373,347)
Hang Seng Index Futures	04/28/16	382	HKD	392,057,454	690,474
IBEX 35 Index Futures	04/15/16	486	EUR	43,563,406	(1,513,967)
Japanese Yen Currency Futures	06/13/16	2,933	USD	324,968,763	1,474,137
MSCI Singapore Index Futures	04/28/16	909	SGD	29,190,066	(149,910)
Nikkei 225 Index Futures	06/09/16	2,178	JPY	36,314,581,841	1,676,646
OMX Stockholm 30 Index Futures	04/15/16	2,876	SEK	394,703,817	(988,589)
Russell 2000 Mini Index Futures	06/17/16	3,891	USD	420,757,030	10,988,330
S&P 500 E-Mini Index Futures	06/17/16	4,952	USD	508,622,958	(671,558)
SPI 200 Index Futures	06/16/16	1,170	AUD	148,589,004	(313,139)
Swiss Franc Currency Futures	06/13/16	1,094	USD	138,898,832	3,922,868
U.S. Treasury Long Bond Futures	06/21/16	479	USD	78,949,576	(184,014)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/21/16	(3,845)	USD	(504,521,110)	3,169,156
U.S. Treasury Note 5 Year Futures	06/30/16	(6,084)	USD	(737,278,379)	116,220

Net Unrealized Appreciation					$22,428,295

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
1.000%	01/19/17	UBS AG	MSCI Switzerland Net Return Index	CHF	38,696,831	$—	$—	$—
1.000%	01/19/17	UBS AG	MSCI Switzerland Net Return Index	CHF	100,327,365	(3,177,867)	—	(3,177,867)
0.120%	09/01/16	JPMorgan Chase Bank N.A.	S&P GSCI Index	USD	222,231,443	2,703,825	—	2,703,825
0.100%	09/01/16	JPMorgan Chase Bank N.A.	S&P GSCI Index	USD	77,375,665	27,783	—	27,783

Totals						$(446,259)	$—	$(446,259)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	1.706%	03/04/26	USD	59,000,000	$358,342
Pay	3M LIBOR	1.764%	02/04/26	USD	59,000,000	596,422
Pay	3M LIBOR	1.820%	03/16/26	USD	61,000,000	907,478
Pay	3M LIBOR	1.985%	10/06/25	USD	329,000,000	10,554,109
Pay	3M LIBOR	2.030%	10/05/25	USD	294,000,000	10,628,526
Pay	3M LIBOR	2.035%	10/08/25	USD	272,000,000	9,691,825
Pay	3M LIBOR	2.050%	10/07/25	USD	314,000,000	11,865,083
Pay	3M LIBOR	2.050%	10/09/25	USD	182,000,000	6,788,714
Pay	3M LIBOR	2.080%	10/13/25	USD	238,000,000	9,661,389
Pay	3M LIBOR	2.090%	10/13/25	USD	356,000,000	14,774,068

Net Unrealized Appreciation						$75,825,956

MIST-48

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,812,989,956	$—	$—	$3,812,989,956
Short-Term Investments
Mutual Funds	1,198,572,045	—	—	1,198,572,045
Repurchase Agreement	—	3,287,602,397	—	3,287,602,397
Total Short-Term Investments	1,198,572,045	3,287,602,397	—	4,486,174,442
Total Investments	$5,011,562,001	$3,287,602,397	$—	$8,299,164,398

Collateral for Securities Loaned (Liability)	$—	$(1,099,946,700)	$—	$(1,099,946,700)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,232,235	$—	$2,232,235
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(444,717)	—	(444,717)
Total Forward Contracts	$—	$1,787,518	$—	$1,787,518
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$32,054,760	$—	$—	$32,054,760
Futures Contracts (Unrealized Depreciation)	(9,626,465)	—	—	(9,626,465)
Total Futures Contracts	$22,428,295	$—	$—	$22,428,295
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$75,825,956	$—	$75,825,956
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,731,608	$—	$2,731,608
OTC Swap Contracts at Value (Liabilities)	—	(3,177,867)	—	(3,177,867)
Total OTC Swap Contracts	$—	$(446,259)	$—	$(446,259)

MIST-49

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—81.8% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.7%
Acosta, Inc. 7.750%, 10/01/22 (144A) (a)	1,354,000	$1,255,835
Clear Channel International B.V. 8.750%, 12/15/20 (144A)	1,119,000	1,155,367
MDC Partners, Inc. 6.500%, 05/01/24 (144A)	1,085,000	1,108,056
6.750%, 04/01/20 (144A) (a)	242,000	250,168
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.250%, 02/15/22 (a)	555,000	568,875
5.625%, 02/15/24	243,000	253,024

		4,591,325

Aerospace/Defense—1.3%
Accudyne Industries Borrower / Accudyne Industries LLC 7.750%, 12/15/20 (144A) (a)	1,374,000	1,085,460
KLX, Inc. 5.875%, 12/01/22 (144A) (a)	307,000	305,465
Meccanica Holdings USA, Inc. 6.250%, 07/15/19 (144A)	278,000	301,630
National Air Cargo Group, Inc. 11.875%, 05/02/18 (b) (c)	526,567	526,567
11.875%, 05/08/18 (b) (c)	541,203	541,203
TransDigm, Inc. 5.500%, 10/15/20	760,000	762,280
6.000%, 07/15/22 (a)	3,411,000	3,398,209
6.500%, 07/15/24 (a)	2,089,000	2,072,706

		8,993,520

Airlines—0.9%
American Airlines Pass-Through Trust 6.000%, 01/15/17 (144A)	3,251,846	3,316,883
Continental Airlines Pass-Through Certificates 6.125%, 04/29/18	900,000	946,125
Virgin Australia Trust 7.125%, 10/23/18 (144A)	1,297,046	1,297,046
8.500%, 10/23/16 (144A)	438,428	444,567

		6,004,621

Apparel—0.2%
Levi Strauss & Co. 5.000%, 05/01/25 (a)	632,000	638,320
6.875%, 05/01/22	388,000	419,040

		1,057,360

Auto Manufacturers—0.2%
Fiat Chrysler Finance Europe 6.625%, 03/15/18 (EUR)	189,000	233,692
General Motors Financial Co., Inc. 5.250%, 03/01/26	652,000	681,944
Jaguar Land Rover Automotive plc 5.000%, 02/15/22 (GBP)	312,000	453,487

		1,369,123

Auto Parts & Equipment—1.0%
Affinia Group, Inc. 7.750%, 05/01/21	295,000	303,850
Dakar Finance S.A. 9.000%, 11/15/20 (EUR) (d)	175,000	194,306
Delphi Corp. 5.000%, 02/15/23	390,000	410,475
FTE Verwaltungs GmbH 9.000%, 07/15/20 (EUR)	100,000	120,162
Goodyear Tire & Rubber Co. (The) 6.500%, 03/01/21	1,595,000	1,678,738
Schaeffler Finance B.V. 4.750%, 05/15/23 (144A)	395,000	396,975
Schaeffler Holding Finance B.V. 5.750%, 11/15/21 (EUR) (d)	190,000	231,884
6.750%, 11/15/22 (144A) (a) (d)	2,240,000	2,436,000
6.875%, 08/15/18 (EUR) (d)	730,000	860,280
ZF North America Capital, Inc. 2.750%, 04/27/23 (EUR)	100,000	114,074
4.500%, 04/29/22 (144A)	163,000	166,260

		6,913,004

Banks—3.6%
Allied Irish Banks plc 4.125%, 11/26/25 (EUR) (e)	125,000	136,548
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR)	400,000	106,963
4.750%, 01/15/18 (EUR)	1,000,000	267,407
Bank of America Corp. 5.125%, 06/17/19 (a) (e)	690,000	652,050
6.100%, 03/17/25 (a) (e)	429,000	422,565
6.250%, 09/05/24 (e)	3,080,000	3,018,400
6.300%, 03/10/26 (e)	460,000	473,800
6.500%, 10/23/24 (a) (e)	1,582,000	1,632,940
Bankia S.A. 4.000%, 05/22/24 (EUR) (e)	400,000	436,560
CIT Group, Inc. 5.000%, 08/01/23 (a)	1,290,000	1,296,450
6.000%, 04/01/36	1,550,000	1,457,000
6.625%, 04/01/18 (144A)	145,000	152,431
Citigroup, Inc. 5.950%, 08/15/20 (a) (e)	425,000	406,725
5.950%, 05/15/25 (e)	3,810,000	3,667,125
6.125%, 11/15/20 (a) (e)	375,000	375,926
Commerzbank AG 7.750%, 03/16/21 (EUR)	100,000	137,709
HSH Nordbank AG 0.621%, 02/14/17 (EUR) (e)	235,000	243,139
0.661%, 02/14/17 (EUR) (e)	185,000	191,566
Ibercaja Banco S.A. 5.000%, 07/28/25 (EUR) (e)	300,000	316,121
JPMorgan Chase & Co. 5.000%, 07/01/19 (e)	1,060,000	1,012,300
5.300%, 05/01/20 (e)	2,875,000	2,882,188
Morgan Stanley 5.550%, 07/15/20 (e)	345,000	340,084

MIST-50

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UniCredit S.p.A. 6.950%, 10/31/22 (EUR)	300,000	$383,782
Wells Fargo & Co. 5.875%, 06/15/25 (e)	3,065,000	3,272,807
5.900%, 06/15/24 (e)	660,000	668,869

		23,951,455

Beverages—0.1%
Constellation Brands, Inc. 6.000%, 05/01/22	290,000	326,250

Biotechnology—0.0%
Concordia Healthcare Corp. 7.000%, 04/15/23 (144A)	232,000	198,940

Building Materials—1.3%
Builders FirstSource, Inc. 7.625%, 06/01/21 (144A)	256,000	266,240
Cemex S.A.B. de C.V. 4.375%, 03/05/23 (EUR)	147,000	155,897
CPG Merger Sub LLC 8.000%, 10/01/21 (144A) (a)	2,117,000	1,974,102
HeidelbergCement AG 2.250%, 03/30/23 (EUR)	150,000	170,471
Kerneos Corporate SAS 5.750%, 03/01/21 (EUR)	131,000	150,833
Norbord, Inc. 6.250%, 04/15/23 (144A)	540,000	531,900
Ply Gem Industries, Inc. 6.500%, 02/01/22	1,257,000	1,250,715
Standard Industries, Inc. 5.125%, 02/15/21 (144A)	357,000	365,479
5.500%, 02/15/23 (144A)	584,000	597,140
6.000%, 10/15/25 (144A)	1,530,000	1,617,975
USG Corp. 5.500%, 03/01/25 (144A) (a)	414,000	430,560
5.875%, 11/01/21 (144A) (a)	937,000	979,165
9.750%, 01/15/18	310,000	346,735
Vulcan Materials Co. 7.500%, 06/15/21	42,000	49,770

		8,886,982

Chemicals—1.1%
Axalta Coating Systems U.S. Holdings, Inc. / Axalta Coating Systems Dutch Holding B 7.375%, 05/01/21 (144A)	960,000	1,017,600
Chemours Co. (The) 6.625%, 05/15/23 (144A) (a)	319,000	259,985
7.000%, 05/15/25 (144A)	505,000	404,000
Huntsman International LLC 5.125%, 04/15/21 (EUR)	892,000	1,001,050
5.125%, 11/15/22 (144A) (a)	81,000	78,570
Ineos Finance plc 4.000%, 05/01/23 (EUR)	232,000	256,297

Chemicals—(Continued)
Momentive Performance Materials, Inc. 3.880%, 10/24/21	1,398,000	1,010,055
Monitchem HoldCo 3 S.A. 5.250%, 06/15/21 (EUR)	160,000	181,154
NOVA Chemicals Corp. 5.250%, 08/01/23 (144A)	170,000	166,175
Platform Specialty Products Corp. 6.500%, 02/01/22 (144A) (a)	1,717,000	1,445,499
10.375%, 05/01/21 (144A)	148,000	143,190
PSPC Escrow Corp. 6.000%, 02/01/23 (EUR)	138,000	131,120
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 6.375%, 05/01/22 (EUR)	130,000	149,371
Unifrax I LLC / Unifrax Holding Co. 7.500%, 02/15/19 (144A)	535,000	330,363
WR Grace & Co. 5.125%, 10/01/21 (144A)	482,000	501,280

		7,075,709

Coal—0.4%
CONSOL Energy, Inc. 5.875%, 04/15/22 (a)	3,191,000	2,299,498
8.000%, 04/01/23	134,000	100,125
SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp. 7.375%, 02/01/20 (144A)	489,000	339,855

		2,739,478

Commercial Services—2.1%
AA Bond Co., Ltd. 5.500%, 07/31/43 (GBP)	375,000	519,204
ADT Corp. (The) 3.500%, 07/15/22	262,000	226,630
Ashtead Capital, Inc. 5.625%, 10/01/24 (144A) (a)	270,000	279,450
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.125%, 06/01/22 (144A) (a)	345,000	326,672
5.250%, 03/15/25 (144A) (a)	1,066,000	975,390
5.500%, 04/01/23 (a)	235,000	227,950
6.375%, 04/01/24 (144A)	305,000	305,351
Ceridian HCM Holding, Inc. 11.000%, 03/15/21 (144A)	612,000	575,280
Cognita Financing plc 7.750%, 08/15/21 (GBP)	125,000	180,802
EC Finance plc 5.125%, 07/15/21 (EUR)	445,000	530,418
ExamWorks Group, Inc. 5.625%, 04/15/23 (a)	676,000	689,520
Hertz Corp. (The) 5.875%, 10/15/20 (a)	210,000	212,436
6.750%, 04/15/19	910,000	923,186
7.375%, 01/15/21	310,000	316,200

MIST-51

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, 08/01/23 (144A)	2,763,000	$2,837,048
Laureate Education, Inc. 9.250%, 09/01/19 (144A) (a)	561,000	412,335
Live Nation Entertainment, Inc. 7.000%, 09/01/20 (144A)	383,000	401,193
Safway Group Holding LLC / Safway Finance Corp. 7.000%, 05/15/18 (144A)	281,000	281,703
Service Corp. International 5.375%, 05/15/24	862,000	911,565
Truven Health Analytics, Inc. 10.625%, 06/01/20	405,000	431,933
United Rentals North America, Inc. 5.500%, 07/15/25 (a)	636,000	632,686
5.750%, 11/15/24 (a)	577,000	577,000
6.125%, 06/15/23 (a)	557,000	575,102
8.250%, 02/01/21	198,000	206,910
Verisure Holding AB 6.000%, 11/01/22 (EUR)	225,000	271,901

		13,827,865

Computers—0.3%
Riverbed Technology, Inc. 8.875%, 03/01/23 (144A)	605,000	601,975
Western Digital Corp. 7.375%, 04/01/23 (144A)	629,000	641,580
10.500%, 04/01/24 (144A)	752,000	753,880

		1,997,435

Distribution/Wholesale—1.9%
American Builders & Contractors Supply Co., Inc. 5.750%, 12/15/23 (144A)	946,000	983,840
American Tire Distributors, Inc. 10.250%, 03/01/22 (144A) (a)	734,000	660,600
Beacon Roofing Supply, Inc. 6.375%, 10/01/23 (144A) (a)	541,000	573,460
HD Supply, Inc. 5.250%, 12/15/21 (144A)	5,231,000	5,492,550
5.750%, 04/15/24 (144A)	1,402,000	1,440,555
7.500%, 07/15/20 (a)	3,578,000	3,797,153

		12,948,158

Diversified Financial Services—4.1%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.500%, 05/15/21	340,000	347,436
4.625%, 10/30/20 (a)	1,981,000	2,030,525
4.625%, 07/01/22 (a)	890,000	907,800
5.000%, 10/01/21	1,930,000	1,997,550
Aircastle, Ltd. 5.000%, 04/01/23 (a)	208,000	209,040
5.125%, 03/15/21 (a)	573,000	596,636
5.500%, 02/15/22 (a)	935,000	975,317
7.625%, 04/15/20	48,000	54,240

Diversified Financial Services—(Continued)
Alliance Data Systems Corp. 5.375%, 08/01/22 (144A)	350,000	328,125
Ally Financial, Inc. 4.625%, 03/30/25 (a)	572,000	564,135
5.125%, 09/30/24 (a)	1,522,000	1,556,245
8.000%, 11/01/31	7,484,000	8,531,760
DFC Finance Corp. 10.500%, 06/15/20 (144A)	985,000	630,400
E*Trade Financial Corp. 4.625%, 09/15/23 (a)	514,000	512,715
Garfunkelux Holdco 3 S.A. 8.500%, 11/01/22 (GBP)	150,000	212,572
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 4.875%, 03/15/19	1,265,000	1,214,400
5.875%, 02/01/22	1,055,000	1,001,195
Infinity Acquisition LLC / Infinity Acquisition Finance Corp. 7.250%, 08/01/22 (144A)	49,000	42,140
International Lease Finance Corp. 4.625%, 04/15/21	261,000	267,525
5.875%, 04/01/19	410,000	433,063
5.875%, 08/15/22	975,000	1,057,875
8.250%, 12/15/20	150,000	175,125
Jefferies Finance LLC / JFIN Co-Issuer Corp. 6.875%, 04/15/22 (144A)	1,447,000	1,226,332
7.375%, 04/01/20 (144A) (a)	305,000	263,825
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (f) (g)	4,500,000	441,647
4.750%, 01/16/14 (EUR) (f) (g)	2,140,000	215,020
5.375%, 10/17/12 (EUR) (f) (g)	350,000	35,167
Mercury Bondco plc 8.250%, 05/30/21 (EUR) (d)	600,000	691,274
Navient Corp. 5.500%, 01/25/23 (a)	65,000	55,250
5.875%, 10/25/24	110,000	93,225
6.125%, 03/25/24	65,000	55,900
Pershing Square Holdings, Ltd. 5.500%, 07/15/22 (144A) (h)	1,000,000	917,500

		27,640,959

Electric—1.4%
AES Corp. 4.875%, 05/15/23	455,000	437,937
5.500%, 03/15/24 (a)	106,000	103,615
Calpine Corp. 5.375%, 01/15/23 (a)	1,494,000	1,448,254
5.500%, 02/01/24	949,000	911,040
5.875%, 01/15/24 (144A) (a)	890,000	934,500
6.000%, 01/15/22 (144A)	320,000	335,200
Dynegy, Inc. 6.750%, 11/01/19	1,625,000	1,616,875
7.375%, 11/01/22	64,000	59,200
FPL Energy National Wind Portfolio LLC 6.125%, 03/25/19 (144A)	3,710	3,710

MIST-52

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Homer City Generation L.P. 8.137%, 10/01/19 (d)	340,326	$204,196
NRG Energy, Inc. 6.250%, 07/15/22	428,000	398,040
6.250%, 05/01/24 (a)	556,000	510,130
7.875%, 05/15/21 (a)	463,000	461,264
8.250%, 09/01/20 (a)	70,000	70,525
NRG Yield Operating LLC 5.375%, 08/15/24 (a)	305,000	283,650
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 10.250%, 11/01/15 (f)	190,000	6,175
10.500%, 11/01/16 (f)	31,143,000	934,290
Viridian Group FundCo II, Ltd. 7.500%, 03/01/20 (EUR)	280,000	332,949

		9,051,550

Electrical Components & Equipment—0.1%
Belden, Inc. 5.500%, 04/15/23 (EUR)	381,000	432,499
Rapid Holding GmbH 6.625%, 11/15/20 (EUR)	100,000	117,664

		550,163

Electronics—0.2%
Allegion U.S. Holding Co., Inc. 5.750%, 10/01/21	257,000	269,208
Trionista Holdco GmbH 5.000%, 04/30/20 (EUR)	416,000	485,555
Trionista TopCo GmbH 6.875%, 04/30/21 (EUR)	211,000	252,966

		1,007,729

Energy-Alternate Sources—0.0%
CE Energy A/S 7.000%, 02/01/21 (EUR)	144,300	173,230

Engineering & Construction—0.5%
AECOM 5.875%, 10/15/24	541,000	557,230
Aldesa Financial Services S.A. 7.250%, 04/01/21 (EUR)	485,000	430,467
Novafives SAS 4.500%, 06/30/21 (EUR)	160,000	158,168
Officine Maccaferri S.p.A. 5.750%, 06/01/21 (EUR)	283,000	289,795
SBA Communications Corp. 4.875%, 07/15/22	1,459,000	1,477,238
Swissport Investments S.A. 6.750%, 12/15/21 (EUR)	200,000	239,528
Weekley Homes LLC / Weekley Finance Corp. 6.000%, 02/01/23	505,000	463,338

		3,615,764

Entertainment—0.8%
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. 5.375%, 06/01/24	405,000	419,175
CPUK Finance, Ltd. 7.000%, 02/28/42 (GBP)	150,000	223,355
DreamWorks Animation SKG, Inc. 6.875%, 08/15/20 (144A)	258,000	260,580
Gala Electric Casinos plc 11.500%, 06/01/19 (GBP)	154,636	231,442
GLP Capital L.P. / GLP Financing II, Inc. 4.375%, 11/01/18	320,000	328,800
International Game Technology plc 4.750%, 02/15/23 (EUR)	150,000	172,819
6.250%, 02/15/22 (144A)	200,000	203,460
Intralot Capital Luxembourg S.A. 6.000%, 05/15/21 (EUR)	158,000	160,910
Pinnacle Entertainment, Inc. 6.375%, 08/01/21	1,489,000	1,578,340
PortAventura Entertainment Barcelona B.V. 7.250%, 12/01/20 (EUR)	100,000	116,901
Regal Entertainment Group 5.750%, 02/01/25	271,000	272,355
Scientific Games International, Inc. 7.000%, 01/01/22 (144A) (a)	799,000	814,980
Vougeot Bidco plc 7.875%, 07/15/20 (GBP)	182,000	270,860
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/49 (144A) (b) (f)	294,455	0

		5,053,977

Environmental Control—0.1%
Advanced Disposal Services, Inc. 8.250%, 10/01/20	388,000	395,721
Befesa Zinc S.A. Unipersonal Via Zinc Capital S.A. 8.875%, 05/15/18 (EUR)	189,000	207,114
Bilbao Luxembourg S.A. 10.500%, 12/01/18 (EUR) (d)	273,132	289,352

		892,187

Food—1.2%
Bakkavor Finance 2 plc 8.750%, 06/15/20 (GBP)	296,000	454,995
Casino Guichard Perrachon S.A. 3.311%, 01/25/23 (EUR)	200,000	234,751
JBS USA LLC / JBS USA Finance, Inc. 5.750%, 06/15/25 (144A)	518,000	453,250
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 5.875%, 01/15/24 (144A) (a)	163,000	170,612
Post Holdings, Inc. 6.750%, 12/01/21 (144A)	266,000	280,298
7.375%, 02/15/22 (a)	460,000	486,450
7.750%, 03/15/24 (144A) (a)	1,289,000	1,414,677
8.000%, 07/15/25 (144A) (a)	1,555,000	1,726,050

MIST-53

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
R&R Pik plc 9.250%, 05/15/18 (EUR) (d)	526,000	$604,521
Smithfield Foods, Inc. 5.875%, 08/01/21 (144A)	352,000	364,320
6.625%, 08/15/22	331,000	351,687
Tesco Corporate Treasury Services plc 2.500%, 07/01/24 (EUR)	100,000	108,446
Tesco plc 5.000%, 03/24/23 (GBP)	100,000	144,502
6.000%, 12/14/29 (GBP)	100,000	142,064
TreeHouse Foods, Inc. 6.000%, 02/15/24 (144A) (a)	362,000	383,720
U.S. Foods, Inc. 8.500%, 06/30/19	93,000	95,558
WhiteWave Foods Co. (The) 5.375%, 10/01/22	465,000	500,456

		7,916,357

Food Service—0.3%
Aramark Services, Inc. 5.125%, 01/15/24 (144A)	632,000	665,970
5.750%, 03/15/20 (144A)	769,000	793,031
Brakes Capital 7.125%, 12/15/18 (GBP)	185,000	275,670

		1,734,671

Healthcare-Products—1.1%
3AB Optique Developpement SAS 5.625%, 04/15/19 (EUR)	100,000	105,825
Alere, Inc. 6.375%, 07/01/23 (144A) (a)	788,000	827,400
6.500%, 06/15/20	269,000	274,111
7.250%, 07/01/18	300,000	312,750
Crimson Merger Sub, Inc. 6.625%, 05/15/22 (144A)	1,623,000	1,211,164
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/21 (144A)	2,139,000	1,893,015
Fresenius U.S. Finance II, Inc. 4.500%, 01/15/23 (144A)	407,000	413,105
Hologic, Inc. 5.250%, 07/15/22 (144A)	867,000	903,847
IDH Finance plc 6.000%, 12/01/18 (GBP)	397,000	566,200
6.000%, 12/01/18 (144A) (GBP)	100,000	142,620
Kinetic Concepts, Inc. / KCI USA, Inc. 7.875%, 02/15/21 (144A) (a)	277,000	292,927
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 4.875%, 04/15/20 (144A) (a)	155,000	145,235
5.500%, 04/15/25 (144A)	220,000	194,150
Sterigenics-Nordion Holdings LLC 6.500%, 05/15/23 (144A)	241,000	240,397

		7,522,746

Healthcare-Services—4.6%
Acadia Healthcare Co., Inc. 5.125%, 07/01/22	435,000	439,350
5.625%, 02/15/23	647,000	656,705
6.500%, 03/01/24 (144A) (a)	159,000	165,360
Amsurg Corp. 5.625%, 07/15/22	1,996,000	2,055,880
Care UK Health & Social Care plc 5.591%, 07/15/19 (GBP) (e)	100,000	122,907
Centene Corp. 4.750%, 05/15/22 (a)	946,000	955,460
Centene Escrow Corp. 5.625%, 02/15/21 (144A)	923,000	962,227
6.125%, 02/15/24 (144A)	544,000	572,560
CHS/Community Health Systems, Inc. 6.875%, 02/01/22 (a)	1,429,000	1,289,672
DaVita HealthCare Partners, Inc. 5.000%, 05/01/25	1,558,000	1,542,420
5.125%, 07/15/24	988,000	997,880
Envision Healthcare Corp. 5.125%, 07/01/22 (144A) (a)	365,000	370,475
HCA, Inc. 4.750%, 05/01/23	218,000	221,815
5.000%, 03/15/24	1,400,000	1,432,375
5.250%, 04/15/25	951,000	979,530
5.250%, 06/15/26	296,000	303,400
5.375%, 02/01/25	2,178,000	2,201,827
5.875%, 03/15/22	1,750,000	1,894,375
5.875%, 05/01/23	862,000	904,023
5.875%, 02/15/26 (a)	1,123,000	1,156,690
6.500%, 02/15/20	890,000	976,775
7.500%, 02/15/22	1,647,000	1,865,227
HealthSouth Corp. 5.125%, 03/15/23	488,000	486,170
5.750%, 11/01/24	886,000	897,518
5.750%, 09/15/25	736,000	743,728
MEDNAX, Inc. 5.250%, 12/01/23 (144A)	529,000	550,160
MPH Acquisition Holdings LLC 6.625%, 04/01/22 (144A)	470,000	488,800
Surgery Center Holdings, Inc. 8.875%, 04/15/21 (144A)	275,000	275,000
Surgical Care Affiliates, Inc. 6.000%, 04/01/23 (144A)	336,000	338,520
Synlab Bondco plc 6.250%, 07/01/22 (EUR)	255,000	306,704
Synlab Unsecured Bondco plc 8.250%, 07/01/23 (EUR)	200,000	228,718
Tenet Healthcare Corp. 4.375%, 10/01/21	135,000	135,338
4.500%, 04/01/21	260,000	261,300
4.750%, 06/01/20	435,000	445,875
6.000%, 10/01/20	1,546,000	1,646,490
6.750%, 06/15/23 (a)	874,000	836,855
Voyage Care Bondco plc 6.500%, 08/01/18 (GBP)	604,000	850,145

MIST-54

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
WellCare Health Plans, Inc. 5.750%, 11/15/20	403,000	$417,105

		30,975,359

Holding Companies-Diversified—0.1%
Carlson Travel Holdings, Inc. 7.500%, 08/15/19 (144A) (d)	249,000	234,060
HRG Group, Inc. 7.875%, 07/15/19	517,000	545,228
ProGroup AG 5.125%, 05/01/22 (EUR)	131,000	156,891

		936,179

Home Builders—1.2%
Beazer Homes USA, Inc. 6.625%, 04/15/18	373,000	379,527
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, 07/01/22 (144A)	793,000	701,805
CalAtlantic Group, Inc. 6.625%, 05/01/20	110,000	119,625
8.375%, 01/15/21 (a)	962,000	1,118,325
Lennar Corp. 4.750%, 04/01/21	572,000	579,150
4.750%, 11/15/22	988,000	990,470
4.875%, 12/15/23	614,000	614,000
PulteGroup, Inc. 5.500%, 03/01/26 (a)	818,000	841,517
6.375%, 05/15/33	974,000	993,480
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/19	355,000	352,338
5.875%, 06/15/24	595,000	591,281
William Lyon Homes, Inc. 8.500%, 11/15/20	330,000	338,608
Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.750%, 12/15/21 (144A)	540,000	480,600

		8,100,726

Household Products/Wares—0.5%
Prestige Brands, Inc. 6.375%, 03/01/24 (144A)	335,000	349,237
Spectrum Brands, Inc. 5.750%, 07/15/25	1,184,000	1,258,000
6.125%, 12/15/24	231,000	246,593
6.375%, 11/15/20	310,000	326,430
6.625%, 11/15/22	925,000	1,000,147

		3,180,407

Insurance—0.5%
HUB International, Ltd. 7.875%, 10/01/21 (144A)	1,464,000	1,442,040
9.250%, 02/15/21 (144A)	468,000	485,550
Pension Insurance Corp. plc 6.500%, 07/03/24 (GBP)	300,000	393,360

Insurance—(Continued)
Radian Group, Inc. 5.250%, 06/15/20 (a)	574,000	561,085
7.000%, 03/15/21	163,000	168,786
Wayne Merger Sub LLC 8.250%, 08/01/23 (144A)	383,000	381,085

		3,431,906

Internet—1.5%
Blue Coat Holdings, Inc. 8.375%, 06/01/23 (144A) (a)	1,078,000	1,110,879
Netflix, Inc. 5.375%, 02/01/21 (a)	690,000	720,188
Zayo Group LLC / Zayo Capital, Inc. 6.000%, 04/01/23	2,360,000	2,355,563
6.375%, 05/15/25 (144A)	1,314,000	1,284,566
6.375%, 05/15/25 (a)	1,025,000	1,001,938
10.125%, 07/01/20 (a)	3,257,000	3,484,990

		9,958,124

Iron/Steel—0.5%
ArcelorMittal 6.125%, 06/01/18 (a)	958,000	967,580
Ovako AB 6.500%, 06/01/19 (EUR)	250,000	212,503
Steel Dynamics, Inc. 5.125%, 10/01/21	1,155,000	1,166,550
5.250%, 04/15/23	439,000	440,097
5.500%, 10/01/24	140,000	141,750
6.375%, 08/15/22	260,000	267,800

		3,196,280

Leisure Time—0.3%
Cirsa Funding Luxembourg S.A. 5.875%, 05/15/23 (EUR)	175,000	194,005
8.750%, 05/15/18 (EUR)	163,573	187,530
Sabre GLBL, Inc. 5.250%, 11/15/23 (144A)	268,000	272,663
5.375%, 04/15/23 (144A)	1,026,000	1,052,933

		1,707,131

Lodging—1.7%
Boyd Gaming Corp. 6.375%, 04/01/26 (144A) (a)	638,000	661,925
6.875%, 05/15/23	1,178,000	1,254,570
Caesars Entertainment Resort Properties LLC 8.000%, 10/01/20 (a)	1,574,000	1,540,946
FelCor Lodging L.P. 5.625%, 03/01/23	152,000	155,040
6.000%, 06/01/25	413,000	426,423
MGM Resorts International 5.250%, 03/31/20 (a)	1,072,000	1,098,800
6.000%, 03/15/23 (a)	1,400,000	1,449,000
6.625%, 12/15/21	913,000	979,192
6.750%, 10/01/20 (a)	1,081,000	1,169,642
7.750%, 03/15/22 (a)	225,000	250,594

MIST-55

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Station Casinos LLC 7.500%, 03/01/21 (a)	2,528,000	$2,676,520

		11,662,652

Machinery-Construction & Mining—0.1%
BlueLine Rental Finance Corp. 7.000%, 02/01/19 (144A)	651,000	599,734

Media—10.9%
Altice Financing S.A. 5.250%, 02/15/23 (EUR)	226,000	262,643
6.500%, 01/15/22 (144A) (a)	1,040,000	1,058,200
Altice Luxembourg S.A. 6.250%, 02/15/25 (EUR)	355,000	363,094
7.250%, 05/15/22 (EUR)	339,000	381,215
7.625%, 02/15/25 (144A) (a)	684,000	654,930
7.750%, 05/15/22 (144A) (a)	1,710,000	1,682,777
Altice U.S. Finance I Corp. 5.375%, 07/15/23 (144A)	2,821,000	2,896,814
Altice U.S. Finance S.A. 7.750%, 07/15/25 (144A)	1,325,000	1,295,187
AMC Networks, Inc. 4.750%, 12/15/22 (a)	1,092,000	1,094,730
5.000%, 04/01/24	361,000	362,354
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 05/01/23 (144A)	380,000	386,650
5.250%, 09/30/22	1,255,000	1,292,650
5.875%, 04/01/24 (144A) (a)	2,511,000	2,630,272
5.875%, 05/01/27 (144A) (a)	2,543,000	2,593,860
6.500%, 04/30/21	285,000	295,120
CCOH Safari LLC 5.750%, 02/15/26 (144A)	1,134,000	1,173,690
Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.125%, 12/15/21 (144A) (a)	435,000	405,638
7.750%, 07/15/25 (144A) (a)	1,075,000	1,058,875
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	4,218,000	4,164,653
7.625%, 03/15/20	2,870,000	2,633,225
CSC Holdings LLC 5.250%, 06/01/24 (a)	1,898,000	1,691,592
DISH DBS Corp. 4.250%, 04/01/18	575,000	589,254
5.000%, 03/15/23	1,290,000	1,138,425
5.125%, 05/01/20	220,000	218,350
5.875%, 11/15/24 (a)	1,439,000	1,320,282
6.750%, 06/01/21	380,000	392,350
Harron Communications L.P. / Harron Finance Corp. 9.125%, 04/01/20 (144A) (a)	690,000	721,485
iHeartCommunications, Inc. 9.000%, 12/15/19	451,000	333,740
9.000%, 03/01/21	127,000	88,424
9.000%, 09/15/22	1,445,000	1,004,275
10.625%, 03/15/23	800,000	554,000

Media—(Continued)
LGE HoldCo VI B.V. 7.125%, 05/15/24 (EUR)	150,000	185,620
Midcontinent Communications & Midcontinent Finance Corp. 6.250%, 08/01/21 (144A)	605,000	623,150
NBCUniversal Enterprise, Inc. 5.250%, 03/29/49 (144A)	255,000	262,650
Neptune Finco Corp. 6.625%, 10/15/25 (144A) (a)	1,661,000	1,795,790
10.125%, 01/15/23 (144A)	1,211,000	1,295,770
10.875%, 10/15/25 (144A)	200,000	217,400
Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 04/15/22 (144A)	2,069,000	2,120,725
Numericable - SFR SAS 5.375%, 05/15/22 (EUR)	245,000	283,664
5.625%, 05/15/24 (EUR)	381,000	436,683
6.000%, 05/15/22 (144A)	3,840,000	3,744,000
6.250%, 05/15/24 (144A)	325,000	315,088
Radio One, Inc. 7.375%, 04/15/22 (144A)	220,000	198,000
RCN Telecom Services LLC / RCN Capital Corp. 8.500%, 08/15/20 (144A)	555,000	555,000
Sirius XM Radio, Inc. 4.625%, 05/15/23 (144A)	215,000	211,506
6.000%, 07/15/24 (144A)	1,050,000	1,105,125
Sterling Entertainment Enterprises LLC 9.750%, 12/15/19 (144A) (b) (c)	2,750,000	2,695,000
TEGNA, Inc. 4.875%, 09/15/21 (144A)	190,000	195,700
5.500%, 09/15/24 (144A)	508,000	523,240
Telenet Finance Luxembourg SCA 6.250%, 08/15/22 (EUR)	710,000	870,522
6.750%, 08/15/24 (EUR)	543,000	678,123
Townsquare Media, Inc. 6.500%, 04/01/23 (144A) (a)	185,000	177,369
Trader Corp. 9.875%, 08/15/18 (144A)	1,151,000	1,194,163
Tribune Media Co. 5.875%, 07/15/22 (144A) (a)	1,441,000	1,407,828
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 3.500%, 01/15/27 (EUR)	100,000	110,149
4.000%, 01/15/25 (EUR)	384,000	445,693
5.000%, 01/15/25 (144A)	422,000	420,945
5.500%, 01/15/23 (144A)	1,580,000	1,619,500
5.625%, 04/15/23 (EUR)	83,200	101,419
Univision Communications, Inc. 5.125%, 05/15/23 (144A)	1,380,000	1,373,100
5.125%, 02/15/25 (144A)	3,980,000	3,930,250
8.500%, 05/15/21 (144A)	769,000	784,380
Virgin Media Finance plc 4.500%, 01/15/25 (EUR)	106,000	116,567
5.750%, 01/15/25 (144A) (a)	1,095,000	1,108,688
7.000%, 04/15/23 (GBP)	513,000	758,900
Virgin Media Secured Finance plc 4.875%, 01/15/27 (GBP)	100,000	136,803
6.000%, 04/15/21 (GBP)	1,475,100	2,208,652

MIST-56

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
WaveDivision Escrow LLC / WaveDivision Escrow Corp. 8.125%, 09/01/20 (144A)	2,413,000	$2,382,837
Ziggo Bond Finance B.V. 4.625%, 01/15/25 (EUR)	333,000	369,448
5.875%, 01/15/25 (144A)	1,310,000	1,283,800

		72,982,001

Metal Fabricate/Hardware—0.1%
Wise Metals Group LLC / Wise Alloys Finance Corp. 8.750%, 12/15/18 (144A) (a)	1,063,000	935,440

Mining—2.2%
Alcoa, Inc. 5.125%, 10/01/24 (a)	2,072,000	1,965,168
5.900%, 02/01/27 (a)	58,000	55,100
5.950%, 02/01/37	70,000	59,500
6.750%, 01/15/28	128,000	124,762
Anglo American Capital plc 2.875%, 11/20/20 (EUR)	100,000	96,699
3.250%, 04/03/23 (EUR)	100,000	90,370
3.500%, 03/28/22 (EUR)	100,000	92,848
3.625%, 05/14/20 (144A) (a)	421,000	360,216
4.125%, 09/27/22 (144A)	405,000	329,063
Constellium NV 5.750%, 05/15/24 (144A) (a)	2,020,000	1,449,350
8.000%, 01/15/23 (144A) (a)	2,355,000	1,951,706
First Quantum Minerals, Ltd. 7.000%, 02/15/21 (144A)	259,000	173,530
7.250%, 05/15/22 (144A) (a)	631,000	422,770
Freeport-McMoRan, Inc. 2.300%, 11/14/17	679,000	626,378
2.375%, 03/15/18 (a)	3,609,000	3,193,965
3.100%, 03/15/20 (a)	390,000	292,500
3.550%, 03/01/22 (a)	500,000	348,750
5.400%, 11/14/34	67,000	41,038
5.450%, 03/15/43 (a)	1,921,000	1,176,612
Glencore Finance Europe S.A. 6.000%, 04/03/22 (GBP)	100,000	135,295
Joseph T Ryerson & Son, Inc. 9.000%, 10/15/17	415,000	356,900
Teck Resources, Ltd. 2.500%, 02/01/18	185,000	161,875
3.000%, 03/01/19	454,000	363,200
3.750%, 02/01/23	224,000	147,701
4.500%, 01/15/21	287,000	200,900
5.400%, 02/01/43	224,000	123,200

		14,339,396

Miscellaneous Manufacturing—0.2%
Bombardier, Inc. 5.500%, 09/15/18 (144A)	409,000	376,280
7.500%, 03/15/25 (144A) (a)	626,000	475,760

Miscellaneous Manufacturing—(Continued)
Gates Global LLC / Gates Global Co. 5.750%, 07/15/22 (EUR)	365,000	336,852

		1,188,892

Office/Business Equipment—0.6%
CDW LLC / CDW Finance Corp. 5.000%, 09/01/23	271,000	273,710
5.500%, 12/01/24	2,420,000	2,492,600
6.000%, 08/15/22	1,070,000	1,130,851

		3,897,161

Oil & Gas—5.2%
Alberta Energy Co., Ltd. 7.375%, 11/01/31	186,000	163,894
Anadarko Finance Co. 7.500%, 05/01/31	223,000	241,461
Anadarko Petroleum Corp. 3.450%, 07/15/24 (a)	729,000	649,192
6.200%, 03/15/40 (a)	204,000	196,258
6.450%, 09/15/36	308,000	307,553
California Resources Corp. 8.000%, 12/15/22 (144A)	1,660,000	639,100
Carrizo Oil & Gas, Inc. 6.250%, 04/15/23	537,000	473,231
7.500%, 09/15/20 (a)	247,000	230,328
Cenovus Energy, Inc.
3.000%, 08/15/22	93,000	82,687
3.800%, 09/15/23 (a)	255,000	229,144
5.200%, 09/15/43	55,000	44,910
5.700%, 10/15/19	116,000	116,408
6.750%, 11/15/39	420,000	402,126
Concho Resources, Inc. 5.500%, 10/01/22	234,000	229,905
5.500%, 04/01/23 (a)	633,000	620,340
6.500%, 01/15/22	118,000	117,705
Continental Resources, Inc. 3.800%, 06/01/24 (a)	1,740,000	1,374,600
4.500%, 04/15/23	883,000	738,409
4.900%, 06/01/44	420,000	312,900
5.000%, 09/15/22	826,000	711,909
CrownRock L.P. / CrownRock Finance, Inc. 7.125%, 04/15/21 (144A)	871,000	833,982
7.750%, 02/15/23 (144A)	391,000	378,292
Denbury Resources, Inc. 4.625%, 07/15/23	691,000	288,493
5.500%, 05/01/22	1,044,000	469,800
6.375%, 08/15/21	134,000	62,980
Diamondback Energy, Inc. 7.625%, 10/01/21 (a)	753,000	775,590
Encana Corp. 3.900%, 11/15/21 (a)	376,000	329,470
5.150%, 11/15/41 (a)	714,000	538,177
6.500%, 08/15/34 (a)	658,000	559,300
6.500%, 02/01/38	1,215,000	1,019,847
6.625%, 08/15/37	414,000	349,035

MIST-57

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Gulfport Energy Corp. 6.625%, 05/01/23	54,000	$50,220
7.750%, 11/01/20	889,000	889,000
Hilcorp Energy I L.P. / Hilcorp Finance Co. 5.000%, 12/01/24 (144A) (a)	308,000	259,490
Kerr - McGee Corp. 7.875%, 09/15/31	188,000	205,379
Marathon Oil Corp. 5.200%, 06/01/45 (a)	745,000	520,231
MEG Energy Corp. 6.375%, 01/30/23 (144A)	798,000	470,820
6.500%, 03/15/21 (144A)	1,701,000	1,026,979
7.000%, 03/31/24 (144A)	2,424,000	1,430,160
Memorial Production Partners L.P. / Memorial Production Finance Corp. 6.875%, 08/01/22	811,000	218,970
7.625%, 05/01/21	329,000	92,120
Memorial Resource Development Corp. 5.875%, 07/01/22 (a)	1,850,000	1,563,250
Newfield Exploration Co. 5.625%, 07/01/24	139,000	130,313
Oasis Petroleum, Inc. 6.500%, 11/01/21 (a)	710,000	525,400
6.875%, 03/15/22 (a)	626,000	463,240
Parsley Energy LLC / Parsley Finance Corp. 7.500%, 02/15/22 (144A)	874,000	869,630
QEP Resources, Inc. 5.250%, 05/01/23	795,000	691,650
5.375%, 10/01/22	861,000	755,527
6.875%, 03/01/21 (a)	144,000	132,120
Range Resources Corp. 4.875%, 05/15/25 (144A) (a)	110,000	96,250
5.000%, 08/15/22 (a)	217,000	187,163
5.000%, 03/15/23 (a)	715,000	605,962
5.750%, 06/01/21 (a)	39,000	34,418
Repsol International Finance B.V. 4.500%, 03/25/75 (EUR) (e)	100,000	93,877
RSP Permian, Inc. 6.625%, 10/01/22	764,000	752,540
Sanchez Energy Corp. 6.125%, 01/15/23 (a)	2,558,000	1,381,320
7.750%, 06/15/21	80,000	47,000
Seven Generations Energy, Ltd. 6.750%, 05/01/23 (144A) (a)	473,000	445,802
8.250%, 05/15/20 (144A)	2,405,000	2,411,012
SM Energy Co. 5.000%, 01/15/24	365,000	252,649
6.125%, 11/15/22 (a)	1,652,000	1,204,308
6.500%, 01/01/23	90,000	63,450
Transocean, Inc. 3.000%, 10/15/17 (a)	726,000	689,700
6.000%, 03/15/18 (a)	986,000	926,840
6.500%, 11/15/20 (a)	317,000	221,900
Whiting Petroleum Corp. 5.000%, 03/15/19	147,000	101,798
5.750%, 03/15/21	475,000	315,875

Oil & Gas—(Continued)
WPX Energy, Inc. 5.250%, 01/15/17 (a)	120,000	118,200
6.000%, 01/15/22	204,000	148,920
7.500%, 08/01/20 (a)	180,000	140,400
8.250%, 08/01/23	455,000	352,625

		34,373,534

Oil & Gas Services—0.4%
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.500%, 11/15/20	339,000	271,200
6.625%, 05/01/21 (a)	340,000	270,300
Weatherford International LLC 6.350%, 06/15/17 (a)	470,000	465,300
6.800%, 06/15/37	180,000	134,100
Weatherford International, Ltd. 4.500%, 04/15/22 (a)	96,000	77,040
5.125%, 09/15/20 (a)	483,000	412,965
5.950%, 04/15/42 (a)	410,000	284,950
6.000%, 03/15/18 (a)	736,000	710,240
6.500%, 08/01/36 (a)	190,000	138,700
7.000%, 03/15/38	217,000	159,495

		2,924,290

Packaging & Containers—2.5%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.250%, 01/15/22 (EUR)	300,000	345,637
6.000%, 06/30/21 (144A) (a)	825,000	783,750
6.250%, 01/31/19 (144A) (a)	1,462,000	1,446,466
6.750%, 01/31/21 (144A)	590,000	570,825
9.125%, 10/15/20 (144A)	1,005,000	1,040,175
Ball Corp. 4.375%, 12/15/20	613,000	637,903
4.375%, 12/15/23 (EUR)	209,000	254,171
5.000%, 03/15/22	199,000	207,955
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II 5.625%, 12/15/16 (144A) (a)	236,000	235,263
6.000%, 06/15/17 (144A)	265,000	262,847
Crown European Holdings S.A. 3.375%, 05/15/25 (EUR)	228,000	257,171
4.000%, 07/15/22 (EUR)	280,000	338,525
JH-Holding Finance S.A. 8.250%, 12/01/22 (EUR) (d)	125,000	148,859
Novelis, Inc. 8.375%, 12/15/17 (a)	350,000	355,950
8.750%, 12/15/20 (a)	2,646,000	2,670,608
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/20 (a)	2,049,000	2,102,786
6.875%, 02/15/21	145,000	150,075
8.250%, 02/15/21 (a)	607,000	622,175
8.500%, 05/15/18	550,000	550,000
9.000%, 04/15/19 (a)	665,000	673,312
9.875%, 08/15/19	389,000	402,858

MIST-58

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Sealed Air Corp. 4.500%, 09/15/23 (EUR)	203,000	$244,853
4.875%, 12/01/22 (144A)	448,000	465,920
5.125%, 12/01/24 (144A)	592,000	614,200
5.500%, 09/15/25 (144A)	353,000	370,209
6.500%, 12/01/20 (144A) (a)	136,000	153,680
6.875%, 07/15/33 (144A)	388,000	410,310
SGD Group SAS 5.625%, 05/15/19 (EUR)	100,000	115,924

		16,432,407

Pharmaceuticals—2.2%
Capsugel S.A. 7.000%, 05/15/19 (144A) (d)	369,000	370,845
DPx Holdings B.V. 7.500%, 02/01/22 (144A) (a)	1,255,000	1,248,725
Endo Finance LLC / Endo Finco, Inc. 7.750%, 01/15/22 (144A) (a)	255,000	260,103
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.000%, 07/15/23 (144A) (a)	1,854,000	1,745,077
6.000%, 02/01/25 (144A) (a)	2,539,000	2,380,312
Grifols Worldwide Operations, Ltd. 5.250%, 04/01/22	629,000	646,298
Valeant Pharmaceuticals International, Inc. 4.500%, 05/15/23 (EUR)	575,000	480,905
5.375%, 03/15/20 (144A)	410,000	334,150
5.500%, 03/01/23 (144A) (a)	27,000	21,229
5.625%, 12/01/21 (144A) (a)	972,000	765,450
5.875%, 05/15/23 (144A)	443,000	347,201
6.375%, 10/15/20 (144A)	3,663,000	3,040,290
6.750%, 08/15/18 (144A) (a)	6,000	5,445
6.750%, 08/15/21 (144A)	503,000	409,945
7.000%, 10/01/20 (144A)	1,620,000	1,360,800
7.250%, 07/15/22 (144A)	330,000	264,000
7.500%, 07/15/21 (144A)	1,288,000	1,073,059

		14,753,834

Pipelines—2.8%
Energy Transfer Equity L.P. 5.500%, 06/01/27	900,000	722,250
5.875%, 01/15/24 (a)	1,422,000	1,215,810
7.500%, 10/15/20	398,000	383,075
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.750%, 02/15/21	166,000	149,400
6.000%, 05/15/23	243,000	213,840
6.750%, 08/01/22	267,000	246,975
Kinder Morgan, Inc. 6.700%, 02/15/27	62,930	59,744
NGPL PipeCo LLC 7.119%, 12/15/17 (144A)	1,412,000	1,364,345
7.768%, 12/15/37 (144A)	468,000	383,760
9.625%, 06/01/19 (144A) (a)	445,000	436,100
ONEOK, Inc. 4.250%, 02/01/22	180,000	149,400
7.500%, 09/01/23 (a)	370,000	359,825

Pipelines—(Continued)
Rockies Express Pipeline LLC 6.000%, 01/15/19 (144A) (a)	1,060,000	1,033,500
6.850%, 07/15/18 (144A)	92,000	91,770
6.875%, 04/15/40 (144A)	1,180,000	991,200
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	711,000	683,449
5.625%, 04/15/23	2,051,000	1,948,450
5.625%, 03/01/25	450,000	429,187
5.750%, 05/15/24	4,936,000	4,713,880
6.250%, 03/15/22	148,000	144,855
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.250%, 05/01/23	38,000	35,055
6.375%, 08/01/22	640,000	617,600
6.750%, 03/15/24 (144A) (a)	114,000	112,005
6.875%, 02/01/21 (a)	190,000	186,200
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.250%, 10/15/22 (144A) (a)	1,159,000	1,147,410
Williams Cos., Inc. (The) 3.700%, 01/15/23	255,000	190,612
4.550%, 06/24/24 (a)	816,000	620,160

		18,629,857

Real Estate—0.8%
Annington Finance No. 5 plc 13.000%, 01/15/23 (GBP) (d)	430,179	704,342
Aroundtown Property Holdings plc 3.000%, 12/09/21 (EUR)	400,000	436,043
Crescent Resources LLC / Crescent Ventures, Inc. 10.250%, 08/15/17 (144A)	325,000	321,750
Realogy Group LLC / Realogy Co-Issuer Corp. 4.500%, 04/15/19 (144A)	354,000	363,735
5.250%, 12/01/21 (144A) (a)	2,706,000	2,793,945
Rialto Holdings LLC / Rialto Corp. 7.000%, 12/01/18 (144A)	545,000	535,463
Tesco Property Finance 1 plc 7.623%, 07/13/39 (GBP)	46,433	72,501
Tesco Property Finance 4 plc 5.801%, 10/13/40 (GBP)	98,659	125,423
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (b) (f) (g)	70,000	0

		5,353,202

Real Estate Investment Trusts—0.9%
Communications Sales & Leasing, Inc. / CSL Capital LLC 8.250%, 10/15/23	864,000	799,200
Corrections Corp. of America 4.625%, 05/01/23	104,000	105,040
5.000%, 10/15/22 (a)	90,000	93,825
Crown Castle International Corp. 4.875%, 04/15/22	351,000	375,640
5.250%, 01/15/23	326,000	351,673

MIST-59

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Equinix, Inc.
5.375%, 04/01/23	320,000	$331,200
5.875%, 01/15/26	843,000	888,943
ESH Hospitality, Inc. 5.250%, 05/01/25 (144A)	1,445,000	1,405,262
GEO Group, Inc. (The) 5.125%, 04/01/23	355,000	345,238
5.875%, 10/15/24	590,000	595,163
iStar, Inc. 4.000%, 11/01/17	340,000	331,500
RHP Hotel Properties L.P. / RHP Finance Corp. 5.000%, 04/15/23	520,000	531,700

		6,154,384

Retail—3.7%
1011778 BC ULC / New Red Finance, Inc. 6.000%, 04/01/22 (144A) (a)	1,164,000	1,210,560
Asbury Automotive Group, Inc. 6.000%, 12/15/24	1,296,000	1,308,960
CST Brands, Inc. 5.000%, 05/01/23	336,000	340,200
Dollar Tree, Inc. 5.750%, 03/01/23 (144A)	4,334,000	4,594,040
Douglas GmbH 6.250%, 07/15/22 (EUR)	246,000	299,378
Dufry Finance SCA 5.500%, 10/15/20 (144A)	346,000	359,840
Family Dollar Stores, Inc. 5.000%, 02/01/21	716,000	753,877
Hema Bondco B.V. 6.250%, 06/15/19 (EUR)	307,000	254,665
L Brands, Inc. 6.875%, 11/01/35	1,949,000	2,115,055
Neiman Marcus Group, Ltd. LLC 8.000%, 10/15/21 (144A) (a)	1,662,000	1,429,320
New Look Secured Issuer plc 6.500%, 07/01/22 (GBP)	280,000	394,911
New Look Senior Issuer plc 8.000%, 07/01/23 (GBP)	200,000	277,771
Party City Holdings, Inc. 6.125%, 08/15/23 (144A) (a)	375,000	383,438
Penske Automotive Group, Inc. 5.750%, 10/01/22	1,429,000	1,457,580
Pizzaexpress Financing 2 plc 6.625%, 08/01/21 (GBP)	270,000	395,373
Punch Taverns Finance B, Ltd. 5.943%, 09/30/22 (GBP)	263,000	351,578
Punch Taverns Finance plc 6.091%, 10/15/27 (144A) (GBP) (e)	449,000	545,913
Rite Aid Corp. 6.125%, 04/01/23 (144A)	2,745,000	2,909,700
6.750%, 06/15/21	886,000	935,837
7.700%, 02/15/27	850,000	1,020,000
9.250%, 03/15/20	750,000	788,437
Sonic Automotive, Inc. 5.000%, 05/15/23 (a)	227,000	223,595

Retail—(Continued)
THOM Europe SAS 7.375%, 07/15/19 (EUR)	490,000	$591,025
Travis Perkins plc 4.375%, 09/15/21 (GBP)	151,000	218,201
Unique Pub Finance Co. plc (The) 5.659%, 06/30/27 (GBP)	390,446	548,450
6.464%, 03/30/32 (GBP)	300,000	364,212
6.542%, 03/30/21 (GBP)	71,840	105,389
Yum! Brands, Inc. 3.750%, 11/01/21	182,000	172,900
3.875%, 11/01/23	70,000	64,750

		24,414,955

Semiconductors—0.7%
Advanced Micro Devices, Inc. 7.000%, 07/01/24 (a)	160,000	104,800
7.500%, 08/15/22	235,000	160,975
Micron Technology, Inc. 5.250%, 01/15/24 (144A)	375,000	301,875
NXP B.V. / NXP Funding LLC 4.125%, 06/15/20 (144A)	2,070,000	2,090,700
4.625%, 06/15/22 (144A) (a)	220,000	225,775
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	1,176,000	1,184,820
Sensata Technologies UK Financing Co. plc 6.250%, 02/15/26 (144A) (a)	425,000	452,625

		4,521,570

Software—3.9%
Ensemble S Merger Sub, Inc. 9.000%, 09/30/23 (144A) (a)	574,000	562,520
First Data Corp. 5.000%, 01/15/24 (144A) (a)	1,968,000	1,970,460
5.375%, 08/15/23 (144A) (a)	2,015,000	2,065,375
5.750%, 01/15/24 (144A)	6,076,000	6,075,393
7.000%, 12/01/23 (144A) (a)	6,607,000	6,673,070
Infor Software Parent LLC / Infor Software Parent, Inc. 7.125%, 05/01/21 (144A) (d)	962,000	719,095
Infor US, Inc. 6.500%, 05/15/22 (a)	2,207,000	2,008,370
Informatica LLC 7.125%, 07/15/23 (144A)	1,148,000	1,107,820
MSCI, Inc. 5.750%, 08/15/25 (144A)	316,000	332,590
Nuance Communications, Inc. 5.375%, 08/15/20 (144A)	755,000	765,853
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/24 (144A)	2,184,000	2,194,920
SS&C Technologies Holdings, Inc. 5.875%, 07/15/23 (144A)	1,308,000	1,350,510

		25,825,976

MIST-60

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Storage/Warehousing—0.1%
Mobile Mini, Inc. 7.875%, 12/01/20	540,000	$557,550

Telecommunications—7.4%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29	2,913,000	3,095,062
CenturyLink, Inc. 5.625%, 04/01/20 (a)	231,000	234,005
6.450%, 06/15/21	1,023,000	1,036,422
Columbus International, Inc. 7.375%, 03/30/21 (144A) (a)	1,042,000	1,109,730
CommScope Technologies Finance LLC 6.000%, 06/15/25 (144A)	882,000	890,269
CommScope, Inc. 4.375%, 06/15/20 (144A)	868,000	891,870
5.500%, 06/15/24 (144A)	955,000	964,550
Consolidated Communications, Inc. 6.500%, 10/01/22	540,000	471,150
Digicel Group, Ltd. 7.125%, 04/01/22 (144A)	770,000	598,598
Digicel, Ltd. 6.000%, 04/15/21 (144A) (a)	2,937,000	2,628,615
Frontier Communications Corp. 6.250%, 09/15/21	1,020,000	942,878
6.875%, 01/15/25	1,950,000	1,646,531
7.125%, 01/15/23	575,000	508,875
7.625%, 04/15/24	687,000	609,713
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23 (a)	1,710,000	1,030,275
7.250%, 10/15/20 (a)	1,141,000	735,945
8.000%, 02/15/24 (144A) (a)	1,749,000	1,801,470
Level 3 Financing, Inc. 5.125%, 05/01/23	1,166,000	1,179,117
5.250%, 03/15/26 (144A)	668,000	673,010
5.375%, 08/15/22	895,000	908,881
5.375%, 01/15/24 (144A)	996,000	1,008,450
5.375%, 05/01/25 (a)	1,017,000	1,029,713
5.625%, 02/01/23	1,119,000	1,149,772
6.125%, 01/15/21	205,000	214,738
Nokia Oyj 6.625%, 05/15/39	1,117,000	1,161,680
Orange S.A. 4.000%, 10/01/21 (EUR) (e)	475,000	550,069
Play Finance 2 S.A. 5.250%, 02/01/19 (EUR)	550,000	641,491
SoftBank Group Corp. 4.750%, 07/30/25 (EUR)	332,000	388,172
Sprint Capital Corp. 6.875%, 11/15/28 (a)	4,760,000	3,474,800
6.900%, 05/01/19	580,000	503,150
8.750%, 03/15/32	294,000	230,055
Sprint Communications, Inc. 7.000%, 08/15/20	555,000	441,225
9.000%, 11/15/18 (144A)	4,895,000	5,127,512
Sprint Corp. 7.250%, 09/15/21	666,000	508,658

Telecommunications—(Continued)
T-Mobile USA, Inc. 6.000%, 03/01/23 (a)	840,000	857,850
6.375%, 03/01/25	760,000	778,050
6.500%, 01/15/24 (a)	1,000,000	1,040,000
6.500%, 01/15/26	1,254,000	1,302,592
6.633%, 04/28/21	296,000	309,320
6.731%, 04/28/22	994,000	1,038,531
6.836%, 04/28/23	155,000	163,525
Telecom Italia Capital S.A. 6.000%, 09/30/34	1,305,000	1,240,442
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	190,000	292,952
Telecom Italia S.p.A. 5.303%, 05/30/24 (144A)	200,000	205,000
5.875%, 05/19/23 (GBP)	1,000,000	1,580,147
6.375%, 06/24/19 (GBP)	700,000	1,102,673
Telefonica Europe B.V. 4.200%, 12/04/19 (EUR) (e)	300,000	340,517
Wind Acquisition Finance S.A.
4.000%, 07/15/20 (EUR)	657,000	741,059
6.500%, 04/30/20 (144A) (a)	200,000	202,000

		49,581,109

Textiles—0.1%
Springs Industries, Inc. 6.250%, 06/01/21	803,000	807,015

Transportation—1.2%
Air Medical Merger Sub Corp. 6.375%, 05/15/23 (144A) (a)	517,000	484,687
Florida East Coast Holdings Corp. 6.750%, 05/01/19 (144A)	1,014,000	1,014,000
Global Ship Lease, Inc. 10.000%, 04/01/19 (144A)	2,372,000	1,968,760
JCH Parent, Inc. 10.500%, 03/15/19 (144A) (d)	2,020,243	1,030,324
Onorato Armatori S.p.A. 7.750%, 02/15/23 (EUR)	300,000	357,585
Silk Bidco A/S 7.500%, 02/01/22 (EUR)	245,000	291,331
Watco Cos. LLC / Watco Finance Corp. 6.375%, 04/01/23 (144A)	617,000	601,575
XPO Logistics, Inc. 5.750%, 06/15/21 (EUR)	100,000	108,431
6.500%, 06/15/22 (144A) (a)	1,530,000	1,486,012
7.875%, 09/01/19 (144A) (a)	670,000	693,450

		8,036,155

Total Corporate Bonds & Notes (Cost $566,953,906)		545,497,784

MIST-61

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans(i)—8.1%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.2%
Silver II U.S. Holdings LLC Term Loan, 4.000%, 12/13/19	1,354,616	$1,186,136

Air Freight & Logistics—0.1%
Ceva Logistics Canada ULC Term Loan, 6.500%, 03/19/21	103,932	86,697
Ceva Logistics U.S. Holdings, Inc. Term Loan, 6.500%, 03/19/21	831,458	693,575

		780,272

Airlines—0.1%
Northwest Airlines, Inc. Term Loan, 2.128%, 09/10/18	682,084	661,622
Term Loan, 2.748%, 03/10/17	297,333	294,360

		955,982

Chemicals—0.5%
Ascend Performance Materials Operations LLC Term Loan B, 6.750%, 04/10/18	3,283,200	3,026,700
MacDermid, Inc. Term Loan B3, 5.500%, 06/07/20	413,920	400,823

		3,427,523

Commercial Services—0.5%
Hertz Corp. (The) Term Loan B2, 3.000%, 03/11/18	1,335,266	1,330,050
Jaguar Holding Co. II Term Loan B, 4.250%, 08/18/22	1,330,751	1,320,771
KAR Auction Services, Inc. Term Loan B3, 4.250%, 03/09/23	406,000	407,015

		3,057,836

Electric—0.4%
Energy Future Intermediate Holding Co. LLC Term Loan, 4.250%, 12/19/16	912,723	912,913
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.750%, 11/07/16	2,110,693	2,106,735

		3,019,648

Entertainment—0.2%
Amaya Holdings B.V. 1st Lien Term Loan, 5.000%, 08/01/21	1,443,169	1,335,652
2nd Lien Term Loan, 8.000%, 08/01/22	383,654	375,789

		1,711,441

Food—0.2%
U.S. Foods, Inc. Term Loan, 4.500%, 03/31/19	1,133,173	1,129,429

Health Care Equipment & Supplies—0.1%
Air Medical Group Holdings, Inc. Term Loan B, 4.250%, 04/28/22	615,350	601,504

Health Care Equipment & Supplies—(Continued)
Surgery Center Holdings, Inc. 1st Lien Term Loan, 5.250%, 11/03/20	360,721	357,114

		958,618

Healthcare-Products—0.2%
Alere, Inc. Term Loan B, 4.250%, 06/18/22	280,256	278,920
DJO Finance LLC Term Loan, 4.250%, 06/08/20	619,502	607,499
Immucor, Inc. Term Loan B2, 5.000%, 08/17/18	618,402	599,850
Sterigenics-Nordion Holdings LLC Term Loan B, 4.250%, 05/15/22	208,950	206,338

		1,692,607

Healthcare-Services—0.1%
Envision Healthcare Corp. Term Loan B2, 4.500%, 10/28/22	449,873	450,828

Insurance—0.1%
AssuredPartners, Inc. 1st Lien Term Loan, 5.750%, 10/21/22	491,768	490,538

Internet—0.1%
Blue Coat Holdings, Inc. Term Loan, 4.500%, 05/20/22	209,475	206,804
CNT Holdings III Corp. Term Loan B, 5.250%, 01/22/23	465,000	465,678

		672,482

Internet Software & Services—0.4%
New Lightsquared LLC Term Loan, 9.750%, 06/15/20	3,098,112	2,772,810

Lodging—0.7%
Caesars Entertainment Resort Properties LLC Term Loan B, 7.000%, 10/11/20	4,196,805	3,894,635
Station Casinos LLC Term Loan B, 4.250%, 03/02/20	580,085	579,179

		4,473,814

Machinery—0.2%
Gates Global, Inc. Term Loan B, 4.250%, 07/06/21	1,166,524	1,103,095

Media—0.8%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 4.250%, 07/23/21	615,625	605,852
2nd Lien Term Loan, 7.500%, 07/25/22	364,800	331,968
Cengage Learning Acquisitions, Inc. 1st Lien Term Loan, 7.000%, 03/31/20	1,984,995	1,979,536
Houghton Mifflin Harcourt Publishing Co. Term Loan B, 4.000%, 05/31/21	739,413	722,776

MIST-62

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans(i)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
iHeartCommunications, Inc. Term Loan D, 7.183%, 01/30/19	2,235,158	$1,536,206
Univision Communications, Inc. Term Loan C3, 4.000%, 03/01/20	9,973	9,886
Term Loan C4, 4.000%, 03/01/20	293,054	290,542

		5,476,766

Mining—0.3%
FMG Resources (August 2006) Pty, Ltd. Term Loan B, 4.250%, 06/30/19	2,099,904	1,779,668

Office/Business Equipment—0.1%
Brand Energy & Infrastructure Services, Inc. Term Loan B, 4.750%, 11/26/20	462,634	447,887

Oil & Gas—0.2%
CITGO Holding, Inc. Term Loan B, 9.500%, 05/12/18	949,436	952,996
MEG Energy Corp. Term Loan, 3.750%, 03/31/20	218,859	178,097

		1,131,093

Packaging & Containers—0.1%
Reynolds Group Holdings, Inc. Term Loan, 4.500%, 12/01/18	555,833	556,307

Pharmaceuticals—0.5%
Capsugel Holdings U.S., Inc. Term Loan B, 3.500%, 08/01/18	686,476	686,231
DPx Holdings B.V. Incremental Term Loan, 4.250%, 03/11/21	525,498	507,653
Valeant Pharmaceuticals International, Inc. Term Loan B, 3.750%, 08/05/20	771,579	727,075
Term Loan B, 5.500%, 12/11/19	229,982	217,572
Term Loan B F1, 4.000%, 04/01/22	681,156	644,757
Vizient, Inc. 1st Lien Term Loan, 6.250%, 02/13/23	550,000	554,354

		3,337,642

Real Estate—0.0%
Realogy Corp. Extended Letter of Credit, 4.677%, 10/10/16	127,241	125,408

Retail—0.1%
Rite Aid Corp. 2nd Lien Term Loan, 5.750%, 08/21/20	350,000	351,750

Semiconductors—0.8%
Avago Technologies Cayman, Ltd. Term Loan B1, 4.250%, 02/01/23	2,685,000	2,675,116
CEVA Intercompany B.V. Term Loan, 6.500%, 03/19/21	602,807	502,842
Microsemi Corp. Term Loan B, 5.250%, 01/15/23	222,353	223,659

Semiconductors—(Continued)
NXP B.V. Term Loan B, 3.750%, 12/07/20	1,222,802	1,227,483
ON Semiconductor Corp. Term Loan B, 03/31/23 (j)	614,000	616,149

		5,245,249

Software—0.9%
Epicor Software Corp. 1st Lien Term Loan, 4.750%, 06/01/22	409,783	388,781
First Data Corp. Extended Term Loan, 3.932%, 03/24/18	1,730,660	1,729,454
Term Loan, 3.932%, 09/24/18	200,000	199,709
Informatica Corp. Term Loan, 4.500%, 08/05/22	740,280	727,510
Kronos, Inc. 2nd Lien Term Loan, 9.750%, 04/30/20	1,906,424	1,902,255
Solera Holdings, Inc. Term Loan B, 5.750%, 03/03/23	1,012,000	1,012,090

		5,959,799

Telecommunications—0.1%
CommScope, Inc. Term Loan B5, 3.828%, 12/29/22	275,615	274,581
Hawaiian Telcom Communications, Inc. Term Loan B, 5.000%, 06/06/19	259,077	257,917
Intelsat Jackson Holdings S.A. Term Loan B2, 3.750%, 06/30/19	435,116	406,970

		939,468

Transportation—0.1%
CEVA Group plc Term Loan, 6.500%, 03/19/21	583,293	486,564

Total Floating Rate Loans (Cost $55,019,715)		53,720,660

Common Stocks—4.3%

Capital Markets—1.6%
American Capital, Ltd. (a) (k)	707,716	10,785,592
Uranium Participation Corp. (k)	28,400	99,714

		10,885,306

Chemicals—0.0%
Advanced Emissions Solutions, Inc. (a) (k)	11,202	74,494

Consumer Finance—1.4%
Ally Financial, Inc. (k)	481,235	9,008,719

Diversified Telecommunication Services—0.2%
Broadview Networks Holdings, Inc. (k)	52,943	75,708
Level 3 Communications, Inc. (a) (k)	28,670	1,515,209

		1,590,917

MIST-63

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Hotels, Restaurants & Leisure—0.3%
Amaya, Inc. (k)	143,483	$1,922,313

Household Durables—0.1%
Stanley-Martin Communities LLC (b) (c) (k)	450	573,750

Media—0.3%
Time Warner Cable, Inc. (a)	8,587	1,757,072

Metals & Mining—0.0%
African Minerals, Ltd. (b) (k)	159,753	2

Oil, Gas & Consumable Fuels—0.3%
Gener8 Maritime, Inc. (k)	266,132	1,878,892

Wireless Telecommunication Services—0.1%
T-Mobile U.S., Inc. (a) (k)	22,900	877,070

Total Common Stocks (Cost $33,373,227)		28,568,535

Mutual Funds—1.2%

Investment Company Securities—1.2%
SPDR Barclays High Yield Bond ETF (a)	174,800	5,986,900
SPDR S&P Oil & Gas Exploration & Production ETF (a)	65,200	1,978,820

Total Mutual Funds (Cost $7,572,466)		7,965,720

Asset-Backed Securities—1.1%

Asset-Backed - Other—1.1%
ALM VIII, Ltd. 3.824%, 01/20/26 (144A) (e)	550,000	480,152
ALM XIV, Ltd. 4.071%, 07/28/26 (144A) (e)	250,000	221,691
Apidos CLO 4.271%, 07/22/26 (144A) (e)	550,000	488,277
Atlas Senior Loan Fund, Ltd. 3.620%, 07/16/26 (144A) (e)	250,000	237,729
4.070%, 07/16/26 (144A) (e)	250,000	207,803
Avalon IV Capital, Ltd. 3.139%, 04/17/23 (144A) (e)	250,000	241,526
Benefit Street Partners CLO, Ltd. 4.124%, 07/20/26 (144A) (e)	500,000	405,952
BlueMountain CLO, Ltd. 6.072%, 04/13/27 (144A) (e)	250,000	208,049
Cedar Funding III CLO, Ltd. 4.168%, 05/20/26 (144A) (e)	270,000	229,768
CIFC Funding, Ltd. 3.421%, 07/22/26 (144A) (e)	250,000	233,111
5.620%, 01/19/23 (144A) (e)	500,000	479,496
LCM X L.P. 5.821%, 04/15/22 (144A) (e)	1,000,000	950,033

Asset-Backed - Other—(Continued)
LCM XIII L.P. 4.420%, 01/19/23 (144A) (e)	500,000	$457,052
Madison Park Funding XIV, Ltd. 4.224%, 07/20/26 (144A) (e)	250,000	224,040
Madison Park Funding, Ltd. 3.095%, 04/22/22 (144A) (e)	250,000	242,341
4.145%, 04/22/22 (144A) (e)	250,000	238,045
Octagon Investment Partners XII, Ltd. 5.779%, 05/05/23 (144A) (e)	400,000	357,850
Octagon Investment Partners, Ltd. 5.570%, 04/15/27 (144A)	500,000	475,000
OneMain Financial Issuance Trust 4.320%, 07/18/25 (144A) (c)	200,000	185,511
5.640%, 07/18/25 (144A) (c)	200,000	184,417
Symphony CLO, Ltd. 5.522%, 04/15/28 (144A)	250,000	237,695

Total Asset-Backed Securities (Cost $7,373,349)		6,985,538

Convertible Preferred Stock—0.8%

Hotels, Restaurants & Leisure—0.8%
Amaya, Inc. Zero Coupon, 12/31/49 (CAD) (Cost $6,986,453)	7,581,000	5,616,507

Preferred Stocks—0.8%

Banks—0.5%
GMAC Capital Trust, 6.402% (e)	143,228	3,510,518

Consumer Finance—0.1%
Ally Financial, Inc., 8.500% (a) (e)	9,513	242,201

Diversified Financial Services—0.2%
Marsico Parent Superholdco LLC (144A) (b) (k)	25	0
RBS Capital Funding Trust Series G, 6.080%	65,156	1,571,563

		1,571,563

Total Preferred Stocks (Cost $5,608,926)		5,324,282

Convertible Bonds—0.5%

Diversified Financial Services—0.0%
E*Trade Financial Corp. Zero Coupon, 08/31/19	11,000	26,007

Oil & Gas—0.5%
Whiting Petroleum Corp. 1.250%, 04/01/20 (144A)	3,447,000	2,005,723
5.000%, 03/15/19	134,000	112,476

MIST-64

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/ Principal Amount*/ Notional Amount*	Value

Oil & Gas—(Continued)
Whiting Petroleum Corp. 5.750%, 03/15/21	329,000	$269,575
6.250%, 04/01/23	750,000	620,156
6.500%, 10/01/18	315,000	259,481

		3,267,411

Retail—0.0%
Enterprise Funding, Ltd. 3.500%, 09/10/20 (GBP)	300,000	332,636

Total Convertible Bonds (Cost $4,542,562)		3,626,054

Escrow Shares—0.0%

Auto Parts & Equipment—0.0%
Lear Corp. (b) (g)	1,395,000	0
Lear Corp. (b) (g)	1,530,000	0

		0

Chemicals—0.0%
Momentive Performance Materials, Inc.	1,398,000	0

		0

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc. (g)	489,000	35,306
Lehman Brothers Holdings, Inc. (g)	1,740,000	125,628

		160,934

Media—0.0%
Cengage Learning Acquisitions, Inc. Term Loan (b)(g)	295,300	0

		0

Total Escrow Shares (Cost $256,572)		160,934

Purchased Option—0.0%

Put Option—0.0%
Consumer Staples Select Sector SPDR Fund, Strike Price $51.50, Expires 4/15/16 (Cost $42,568)	121,000	7,260

Warrant—0.0%

Media—0.0%
HMH Publishing Co., Ltd., Expires 06/22/19 (c)(k) (Cost $16)	1,601	6,300

Short-Term Investments—14.2%
Security Description	Shares/ Principal Amount*	Value

Mutual Fund—13.5%
State Street Navigator Securities Lending MET Portfolio (l)	90,004,399	90,004,399

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $4,837,145 on 04/01/16, collateralized by $4,845,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $4,935,844.	4,837,141	4,837,141

Total Short-Term Investments (Cost $94,841,540)		94,841,540

Total Investments—112.8% (Cost $782,571,300) (m)		752,321,114
Other assets and liabilities (net)—(12.8)%		(85,318,683)

Net Assets—100.0%		$667,002,431

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $141,013,947 and the collateral received consisted of cash in the amount of $90,004,399 and non-cash collateral with a value of $56,801,533. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.7% of net assets.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $4,712,748, which is 0.7% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Illiquid security. As of March 31, 2016, these securities represent 0.1% of net assets.
(h)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2016, the value of securities pledged amounted to $917,500.

MIST-65

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

(i)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(j)	This loan will settle after March 31, 2016, at which time the interest rate will be determined.
(k)	Non-income producing security.
(l)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(m)	As of March 31, 2016, the aggregate cost of investments was $782,571,300. The aggregate unrealized appreciation and depreciation of investments were $13,762,149 and $(43,989,825), respectively, resulting in net unrealized depreciation of $(30,227,676).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $240,392,632, which is 36.0% of net assets.
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
HMH Publishing Co., Ltd.	06/22/14	1,601	$16	$6,300
National Air Cargo Group, Inc., 11.875%, 05/08/18	08/11/15	541,203	541,203	541,203
National Air Cargo Group, Inc., 11.875%, 05/02/18	08/11/15	526,567	526,567	526,567
OneMain Financial Issuance Trust, 4.320%, 07/18/25	05/12/15	200,000	199,964	185,511
OneMain Financial Issuance Trust, 5.640%, 07/18/25	05/12/15	200,000	199,979	184,417
Stanley-Martin Communities LLC	10/22/07	450	282,182	573,750
Sterling Entertainment Enterprises LLC, 9.750%, 12/15/19	12/28/12	2,750,000	2,750,000	2,695,000

				$4,712,748

Reverse Repurchase Agreement

Counterparty	Interest Rate	Settlement Date	Maturity Date(a)	Principal Amount		Net Closing Amount
Credit Suisse Securities (USA) LLC	0.750%	12/18/15	OPEN	USD	902,500	$902,500

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	800,000	Morgan Stanley & Co. International plc	04/05/16	$894,595	$15,753
GBP	203,000	Commonwealth Bank of Australia	04/05/16	287,101	4,459

Contracts to Deliver
CAD	9,003,000	Westpac Banking Corp.	04/05/16	$6,646,439	$(285,703)
CAD	9,003,000	Westpac Banking Corp.	05/04/16	6,960,675	28,301
EUR	104,000	Citibank N.A.	04/01/16	118,174	(168)
EUR	27,000	Citibank N.A.	04/05/16	30,217	(508)
EUR	24,280,000	Morgan Stanley & Co. International plc	04/05/16	26,458,936	(1,170,138)
EUR	23,408,000	Morgan Stanley & Co. International plc	05/04/16	26,689,333	29,499

MIST-66

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
GBP	177,000	Citibank N.A.	04/05/16	$253,220	$(997)
GBP	136,000	Citibank N.A.	04/05/16	194,659	(671)
GBP	10,000	HSBC Bank plc	04/05/16	14,205	(158)
GBP	98,000	Morgan Stanley & Co. International plc	04/05/16	139,412	(1,341)
GBP	52,000	Morgan Stanley & Co. International plc	04/05/16	73,904	(781)
GBP	9,728,000	Royal Bank of Scotland plc	04/05/16	13,479,710	(492,164)
GBP	53,000	Standard Chartered Bank	04/05/16	75,026	(1,095)
GBP	71,000	State Street Bank and Trust	04/05/16	99,164	(2,810)
GBP	196,000	Commonwealth Bank of Australia	05/04/16	283,389	1,859
GBP	10,122,000	Royal Bank of Scotland plc	05/04/16	14,554,474	15,444

Net Unrealized Depreciation					$(1,861,219)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro-Bobl Futures	06/08/16	(14)	EUR	(1,840,710)	$6,042
Euro-Bund Futures	06/08/16	(6)	EUR	(977,816)	(2,395)
Russell 2000 Mini Index Futures	06/17/16	(61)	USD	(6,595,454)	(173,106)
S&P 500 E-Mini Index Futures	06/17/16	(258)	USD	(26,036,548)	(427,802)
U.S. Treasury Note 10 Year Futures	06/21/16	(1)	USD	(130,435)	45

Net Unrealized Depreciation					$(597,216)

Written Options

Put Options	Strike Price	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Consumer Staples Select Sector SPDR Fund	$49.00	04/15/16	(121,000)	$(5,142)	$(3,630)	$1,512

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.25.V1	5.000%	12/20/20	4.294%	USD	14,020,000	$412,756

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
CCO Holdings LLC / CCO Holdings Capital Corp. 7.250%, due 10/30/17	8.000%	09/20/17	Deutsche Bank AG	0.333%	USD	1,500,000	$169,797	$—	$169,797

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-67

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)—(Continued)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar
(CDX.NA.HY)—	Markit North America High Yield CDS Index

MIST-68

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$4,591,325	$—	$4,591,325
Aerospace/Defense	—	7,925,750	1,067,770	8,993,520
Airlines	—	6,004,621	—	6,004,621
Apparel	—	1,057,360	—	1,057,360
Auto Manufacturers	—	1,369,123	—	1,369,123
Auto Parts & Equipment	—	6,913,004	—	6,913,004
Banks	—	23,951,455	—	23,951,455
Beverages	—	326,250	—	326,250
Biotechnology	—	198,940	—	198,940
Building Materials	—	8,886,982	—	8,886,982
Chemicals	—	7,075,709	—	7,075,709
Coal	—	2,739,478	—	2,739,478
Commercial Services	—	13,827,865	—	13,827,865
Computers	—	1,997,435	—	1,997,435
Distribution/Wholesale	—	12,948,158	—	12,948,158
Diversified Financial Services	—	27,640,959	—	27,640,959
Electric	—	9,051,550	—	9,051,550
Electrical Components & Equipment	—	550,163	—	550,163
Electronics	—	1,007,729	—	1,007,729
Energy-Alternate Sources	—	173,230	—	173,230
Engineering & Construction	—	3,615,764	—	3,615,764
Entertainment	—	5,053,977	0	5,053,977
Environmental Control	—	892,187	—	892,187
Food	—	7,916,357	—	7,916,357
Food Service	—	1,734,671	—	1,734,671
Healthcare-Products	—	7,522,746	—	7,522,746
Healthcare-Services	—	30,975,359	—	30,975,359
Holding Companies-Diversified	—	936,179	—	936,179
Home Builders	—	8,100,726	—	8,100,726
Household Products/Wares	—	3,180,407	—	3,180,407
Insurance	—	3,431,906	—	3,431,906
Internet	—	9,958,124	—	9,958,124
Iron/Steel	—	3,196,280	—	3,196,280
Leisure Time	—	1,707,131	—	1,707,131
Lodging	—	11,662,652	—	11,662,652
Machinery-Construction & Mining	—	599,734	—	599,734

MIST-69

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Media	$—	$70,287,001	$2,695,000	$72,982,001
Metal Fabricate/Hardware	—	935,440	—	935,440
Mining	—	14,339,396	—	14,339,396
Miscellaneous Manufacturing	—	1,188,892	—	1,188,892
Office/Business Equipment	—	3,897,161	—	3,897,161
Oil & Gas	—	34,373,534	—	34,373,534
Oil & Gas Services	—	2,924,290	—	2,924,290
Packaging & Containers	—	16,432,407	—	16,432,407
Pharmaceuticals	—	14,753,834	—	14,753,834
Pipelines	—	18,629,857	—	18,629,857
Real Estate	—	5,353,202	0	5,353,202
Real Estate Investment Trusts	—	6,154,384	—	6,154,384
Retail	—	24,414,955	—	24,414,955
Semiconductors	—	4,521,570	—	4,521,570
Software	—	25,825,976	—	25,825,976
Storage/Warehousing	—	557,550	—	557,550
Telecommunications	—	49,581,109	—	49,581,109
Textiles	—	807,015	—	807,015
Transportation	—	8,036,155	—	8,036,155
Total Corporate Bonds & Notes	—	541,735,014	3,762,770	545,497,784
Total Floating Rate Loans*	—	53,720,660	—	53,720,660
Common Stocks
Capital Markets	10,885,306	—	—	10,885,306
Chemicals	74,494	—	—	74,494
Consumer Finance	—	9,008,719	—	9,008,719
Diversified Telecommunication Services	1,590,917	—	—	1,590,917
Hotels, Restaurants & Leisure	1,922,313	—	—	1,922,313
Household Durables	—	—	573,750	573,750
Media	1,757,072	—	—	1,757,072
Metals & Mining	—	—	2	2
Oil, Gas & Consumable Fuels	—	1,878,892	—	1,878,892
Wireless Telecommunication Services	877,070	—	—	877,070
Total Common Stocks	17,107,172	10,887,611	573,752	28,568,535
Total Mutual Funds*	7,965,720	—	—	7,965,720
Total Asset-Backed Securities*	—	6,985,538	—	6,985,538
Total Convertible Preferred Stock*	—	5,616,507	—	5,616,507
Preferred Stocks
Banks	3,510,518	—	—	3,510,518
Consumer Finance	242,201	—	—	242,201
Diversified Financial Services	1,571,563	—	0	1,571,563
Total Preferred Stocks	5,324,282	—	0	5,324,282
Total Convertible Bonds*	—	3,626,054	—	3,626,054
Escrow Shares
Auto Parts & Equipment	—	—	0	0
Chemicals	—	—	0	0
Diversified Financial Services	—	160,934	—	160,934
Media	—	—	0	0
Total Escrow Shares	—	160,934	0	160,934
Total Purchased Option*	7,260	—	—	7,260
Total Warrant*	—	6,300	—	6,300
Short-Term Investments
Mutual Fund	90,004,399	—	—	90,004,399
Repurchase Agreement	—	4,837,141	—	4,837,141
Total Short-Term Investments	90,004,399	4,837,141	—	94,841,540
Total Investments	$120,408,833	$627,575,759	$4,336,522	$752,321,114

MIST-70

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Collateral for Securities Loaned (Liability)	$—	$(90,004,399)	$—	$(90,004,399)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$95,315	$—	$95,315
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,956,534)	—	(1,956,534)
Total Forward Contracts	$—	$(1,861,219)	$—	$(1,861,219)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,087	$—	$—	$6,087
Futures Contracts (Unrealized Depreciation)	(603,303)	—	—	(603,303)
Total Futures Contracts	$(597,216)	$—	$—	$(597,216)
Written Options at Value	$(3,630)	$—	$—	$(3,630)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$412,756	$—	$412,756
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$169,797	$—	$169,797
Total Reverse Repurchase Agreements (Liability)	$—	$(902,500)	$—	$(902,500)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $11,485,168 were due to the application of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation/ (Depreciation)	Sales		Balance as of March 31, 2016	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2016
Corporate Bonds & Notes
Aerospace & Defense	$1,193,508	$0	$(125,738	) (a)	$1,067,770	$0
Entertainment	0	0	—		0	0
Media	2,722,500	(27,500)	—		2,695,000	(27,500)
Real Estate	0	0	—		0	0
Common Stocks
Household Durables	624,600	(50,850)	—		573,750	(50,850)
Metals & Mining	2	0	—		2	0
Preferred Stocks
Diversified Financial Services	0	0	—		0	0
Escrow Shares
Auto Parts & Equipment	25,594	(25,594)	—		0	(25,594)
Chemicals	0	0	—		0	0
Media	0	0	—		0	0

Total	$4,566,204	$(103,944)	$(125,738)		$4,336,522	$(103,944)

(a)	Sales include principal reductions.

MIST-71

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Australia—6.4%
GPT Group (The) (REIT)	5,647,791	$21,580,057
Investa Office Fund (REIT)	4,097,053	13,129,070
Mirvac Group (REIT)	10,946,327	16,194,597
Scentre Group (REIT)	3,499,318	11,878,890
Vicinity Centres (REIT)	5,094,019	12,447,457
Westfield Corp. (REIT)	3,036,247	23,224,879

		98,454,950

France—7.7%
Gecina S.A. (REIT)	158,486	21,805,376
ICADE (REIT)	103,048	7,876,786
Klepierre (REIT) (a)	897,682	42,891,007
Unibail-Rodamco SE (REIT) (a)	164,795	45,216,060

		117,789,229

Germany—3.1%
Deutsche Wohnen AG	149,564	4,649,745
LEG Immobilien AG (b)	368,991	34,656,837
Vonovia SE	214,832	7,729,585

		47,036,167

Hong Kong—6.7%
Cheung Kong Property Holdings, Ltd.	5,308,500	34,171,750
Henderson Land Development Co., Ltd.	497,000	3,048,423
Link REIT (The) (REIT)	5,538,600	32,805,390
Sun Hung Kai Properties, Ltd.	2,704,300	33,048,825

		103,074,388

Japan—12.7%
Daito Trust Construction Co., Ltd.	52,700	7,470,231
GLP J-REIT (REIT)	6,818	7,763,464
Invincible Investment Corp. (REIT)	2,079	1,556,524
Japan Real Estate Investment Corp. (REIT)	501	2,892,890
Japan Retail Fund Investment Corp. (REIT)	14,694	35,230,304
Kenedix Realty Investment Corp. (REIT)	2,549	14,628,058
LaSalle Logiport (REIT) (b)	2,548	2,460,950
Mitsubishi Estate Co., Ltd.	1,915,756	35,487,623
Mitsui Fudosan Co., Ltd.	1,324,574	32,935,718
Mori Hills REIT Investment Corp. (REIT)	7,497	11,089,327
Nippon Building Fund, Inc. (REIT)	509	3,011,792
Nippon Prologis REIT, Inc. (REIT)	9,164	20,485,843
Orix JREIT, Inc. (REIT) (a)	8,543	13,243,923
Sumitomo Realty & Development Co., Ltd.	256,000	7,465,245

		195,721,892

Netherlands—1.0%
Eurocommercial Properties NV (REIT)	196,474	9,174,770
NSI NV (REIT) (c)	1,401,903	6,655,380

		15,830,150

Spain—0.2%
Hispania Activos Inmobiliarios S.A. (b)	212,385	3,012,718

Sweden—0.5%
Hufvudstaden AB - A Shares (a)	492,774	7,806,179

United Kingdom—5.4%
British Land Co. plc (The) (REIT)	781,069	7,826,380
Derwent London plc (REIT)	236,081	10,649,625
Great Portland Estates plc (REIT)	1,224,254	12,760,348
Hammerson plc (REIT)	928,292	7,686,029
Land Securities Group plc (REIT)	2,456,435	38,690,582
Safestore Holdings plc (REIT)	911,484	4,383,230
Unite Group plc (The)	116,313	1,060,138

		83,056,332

United States—55.8%
Alexandria Real Estate Equities, Inc. (REIT)	210,600	19,141,434
AvalonBay Communities, Inc. (REIT)	239,880	45,625,176
Boston Properties, Inc. (REIT)	121,162	15,397,267
CubeSmart (REIT)	328,660	10,944,378
DCT Industrial Trust, Inc. (REIT)	378,627	14,944,408
DDR Corp. (REIT)	1,188,433	21,142,223
Digital Realty Trust, Inc. (REIT) (a)	297,539	26,329,226
Equity Residential (REIT)	842,850	63,239,035
Essex Property Trust, Inc. (REIT)	46,266	10,819,767
General Growth Properties, Inc. (REIT)	1,545,644	45,951,996
Healthcare Realty Trust, Inc. (REIT)	401,875	12,413,919
Healthcare Trust of America, Inc. (REIT) - Class A	397,250	11,687,095
Highwoods Properties, Inc. (REIT) (a)	218,978	10,469,338
Host Hotels & Resorts, Inc. (REIT) (a)	1,573,077	26,270,386
Kilroy Realty Corp. (REIT)	375,100	23,207,437
Kimco Realty Corp. (REIT)	1,390,800	40,027,224
Paramount Group, Inc. (REIT)	767,400	12,240,030
Pebblebrook Hotel Trust (REIT)	485,088	14,101,508
Post Properties, Inc. (REIT)	154,100	9,205,934
ProLogis, Inc. (REIT)	882,492	38,988,497
Public Storage (REIT)	214,760	59,237,251
Regency Centers Corp. (REIT)	221,900	16,609,215
Simon Property Group, Inc. (REIT)	453,579	94,203,823
SL Green Realty Corp. (REIT) (a)	308,960	29,932,045
Spirit Realty Capital, Inc. (REIT)	1,845,212	20,758,635
Sun Communities, Inc. (REIT)	223,700	16,019,157
Sunstone Hotel Investors, Inc. (REIT)	981,207	13,736,898
UDR, Inc. (REIT)	671,075	25,856,520
VEREIT, Inc. (REIT) (a)	2,502,581	22,197,893
Vornado Realty Trust (REIT)	359,352	33,933,609
Welltower, Inc. (REIT)	747,157	51,807,866

		856,439,190

Total Common Stocks (Cost $1,372,222,651)		1,528,221,195

Short-Term Investments—4.2%

Mutual Fund—4.1%
State Street Navigator Securities Lending MET Portfolio (d)	63,417,338	63,417,338

MIST-72

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $1,504,909 on 04/01/16, collateralized by $1,510,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $1,538,313.	1,504,908	$1,504,908

Total Short-Term Investments (Cost $64,922,246)		64,922,246

Total Investments—103.7% (Cost $1,437,144,897) (e)		1,593,143,441
Other assets and liabilities (net)—(3.7)%		(56,910,224)

Net Assets—100.0%		$1,536,233,217

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $74,913,888 and the collateral received consisted of cash in the amount of $63,417,338 and non-cash collateral with a value of $17,091,773. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Illiquid security. As of March 31, 2016, these securities represent 0.4% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(e)	As of March 31, 2016, the aggregate cost of investments was $1,437,144,897. The aggregate unrealized appreciation and depreciation of investments were $192,109,140 and $(36,110,596), respectively, resulting in net unrealized appreciation of $155,998,544.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of March 31, 2016 (Unaudited)	% of Net Assets
Retail REIT’s	29.1
Specialized REIT’s	15.0
Office REIT’s	13.7
Residential REIT’s	11.2
Diversified REIT’s	11.1
Diversified Real Estate Activities	7.8
Industrial REIT’s	5.5
Real Estate Operating Companies	3.8
Real Estate Development	2.2

MIST-73

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$98,454,950	$—	$98,454,950
France	—	117,789,229	—	117,789,229
Germany	—	47,036,167	—	47,036,167
Hong Kong	—	103,074,388	—	103,074,388
Japan	2,460,950	193,260,942	—	195,721,892
Netherlands	—	15,830,150	—	15,830,150
Spain	—	3,012,718	—	3,012,718
Sweden	—	7,806,179	—	7,806,179
United Kingdom	—	83,056,332	—	83,056,332
United States	856,439,190	—	—	856,439,190
Total Common Stocks	858,900,140	669,321,055	—	1,528,221,195
Short-Term Investments
Mutual Fund	63,417,338	—	—	63,417,338
Repurchase Agreement	—	1,504,908	—	1,504,908
Total Short-Term Investments	63,417,338	1,504,908	—	64,922,246
Total Investments	$922,317,478	$670,825,963	$—	$1,593,143,441

Collateral for Securities Loaned (Liability)	$—	$(63,417,338)	$—	$(63,417,338)

MIST-74

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Engility Holdings, Inc. (a)	57,266	$1,074,310
L-3 Communications Holdings, Inc.	582,900	69,073,650

		70,147,960

Biotechnology—19.0%
Aduro Biotech, Inc. (a) (b)	31,570	404,412
Agios Pharmaceuticals, Inc. (a) (b)	30,800	1,250,480
Amgen, Inc.	1,710,100	256,395,293
Biogen, Inc. (a)	867,860	225,921,315
ImmunoGen, Inc. (a) (b)	499,700	4,257,444
Ionis Pharmaceuticals, Inc. (a) (b)	498,335	20,182,568
ProQR Therapeutics NV (a) (b)	88,300	430,904
Spark Therapeutics, Inc. (a) (b)	33,520	989,175
Vertex Pharmaceuticals, Inc. (a)	932,672	74,138,097

		583,969,688

Commercial Services & Supplies—1.8%
Tyco International plc	1,473,125	54,078,419

Communications Equipment—0.1%
ARRIS International plc (a)	122,915	2,817,212

Construction & Engineering—0.9%
Fluor Corp. (b)	519,410	27,892,317

Diversified Telecommunication Services—0.2%
AT&T, Inc.	157,745	6,178,872

Electronic Equipment, Instruments & Components—3.0%
Dolby Laboratories, Inc. - Class A (b)	295,300	12,833,738
Fitbit, Inc. - Class A (a) (b)	54,350	823,402
TE Connectivity, Ltd. (b)	1,269,625	78,615,180

		92,272,320

Energy Equipment & Services—4.8%
Core Laboratories NV (b)	514,070	57,786,608
Frank’s International NV (b)	30,500	502,640
National Oilwell Varco, Inc. (b)	916,878	28,514,906
Weatherford International plc (a)	7,614,500	59,240,810

		146,044,964

Health Care Equipment & Supplies—2.1%
Medtronic plc	861,379	64,603,425
Wright Medical Group NV (a) (b)	58,679	974,071

		65,577,496

Health Care Providers & Services—10.5%
UnitedHealth Group, Inc.	2,495,450	321,663,505

Internet & Catalog Retail—2.2%
Liberty Interactive Corp. - Class A (a)	1,867,200	47,146,800
Liberty TripAdvisor Holdings, Inc. - Class A (a) (b)	154,420	3,421,947
Liberty Ventures - Series A (a)	419,879	16,425,667

		66,994,414

Internet Software & Services—2.1%
Facebook, Inc. - Class A (a)	535,500	61,100,550
Twitter, Inc. (a) (b)	300,000	4,965,000

		66,065,550

Machinery—0.6%
Pentair plc (b)	339,804	18,437,765

Media—17.8%
AMC Networks, Inc. - Class A (a) (b)	825,825	53,629,075
CBS Corp. - Class B	323,200	17,805,088
Comcast Corp. - Class A	4,609,600	281,554,368
Liberty Broadband Corp. - Class A (a)	117,647	6,842,350
Liberty Broadband Corp. - Class C (a)	305,883	17,725,920
Liberty Global plc - Class A (a)	299,400	11,526,900
Liberty Global plc - Class C (a)	299,400	11,245,464
Liberty LiLAC Group - Class A (a)	14,970	524,848
Liberty LiLAC Group - Class C (a) (b)	14,970	567,064
Liberty Media Corp. - Class A (a)	470,588	18,178,814
Liberty Media Corp. - Class C (a)	941,176	35,849,394
Madison Square Garden Co. (The) - Class A (a)	286,049	47,587,112
MSG Networks, Inc. - Class A (a)	858,150	14,837,413
Starz - Class A (a)	513,888	13,530,671
Viacom, Inc. - Class B	344,700	14,229,216

		545,633,697

Metals & Mining—0.7%
Freeport-McMoRan, Inc. (b)	770,800	7,970,072
Nucor Corp. (b)	274,700	12,993,310

		20,963,382

Oil, Gas & Consumable Fuels—3.8%
Anadarko Petroleum Corp.	2,369,860	110,364,380
Newfield Exploration Co. (a)	205,400	6,829,550

		117,193,930

Pharmaceuticals—8.2%
Allergan plc (a)	786,777	210,879,840
Mallinckrodt plc (a)	143,915	8,819,111
Teva Pharmaceutical Industries, Ltd. (ADR)	298,100	15,951,331
Valeant Pharmaceuticals International, Inc. (a)	653,070	17,175,741

		252,826,023

Semiconductors & Semiconductor Equipment—6.7%
Broadcom, Ltd.	891,161	137,684,374
Cree, Inc. (a) (b)	887,200	25,817,520
Intel Corp.	1,288,348	41,678,058

		205,179,952

Software—3.6%
Autodesk, Inc. (a) (b)	944,300	55,062,133
Citrix Systems, Inc. (a)	616,100	48,413,138
Nuance Communications, Inc. (a) (b)	400,000	7,476,000

		110,951,271

MIST-75

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—6.5%
SanDisk Corp. (b)	1,443,190	$109,797,895
Seagate Technology plc (b)	2,448,500	84,350,825
Western Digital Corp. (b)	100,000	4,724,000

		198,872,720

Trading Companies & Distributors—0.1%
NOW, Inc. (a) (b)	229,219	4,061,761

Total Common Stocks (Cost $2,218,950,850)		2,977,823,218

Rights—0.0%

Health Care Equipment & Supplies—0.0%
Wright Medical Group NV, Expires 03/01/19 (a) (Cost $573,350)	229,340	282,088

Short-Term Investments—12.1%

Mutual Fund—9.1%
State Street Navigator Securities Lending MET Portfolio (c)	279,839,542	279,839,542

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $90,056,977 on 04/01/16, collateralized by $90,170,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $91,860,688.	90,056,902	90,056,902

Total Short-Term Investments (Cost $369,896,444)		369,896,444

Total Investments—109.1% (Cost $2,589,420,644) (d)		3,348,001,750
Other assets and liabilities (net)—(9.1)%		(278,521,301)

Net Assets—100.0%		$3,069,480,449

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $283,703,417 and the collateral received consisted of cash in the amount of $279,839,542 and non-cash collateral with a value of $9,340,098. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $2,589,420,644. The aggregate unrealized appreciation and depreciation of investments were $1,014,647,657 and $(256,066,551), respectively, resulting in net unrealized appreciation of $758,581,106.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-76

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,977,823,218	$—	$—	$2,977,823,218
Total Rights*	282,088	—	—	282,088
Short-Term Investments
Mutual Fund	279,839,542	—	—	279,839,542
Repurchase Agreement	—	90,056,902	—	90,056,902
Total Short-Term Investments	279,839,542	90,056,902	—	369,896,444
Total Investments	$3,257,944,848	$90,056,902	$—	$3,348,001,750

Collateral for Securities Loaned (Liability)	$—	$(279,839,542)	$—	$(279,839,542)

*	See Schedule of Investments for additional detailed categorizations.

MIST-77

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—94.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
L-3 Communications Holdings, Inc.	42,361	$5,019,778
Textron, Inc.	219,360	7,997,866

		13,017,644

Airlines—0.5%
United Continental Holdings, Inc. (a)	52,617	3,149,654

Banks—7.8%
Citizens Financial Group, Inc.	652,191	13,663,401
Comerica, Inc.	122,952	4,656,192
Huntington Bancshares, Inc. (b)	1,155,374	11,022,268
M&T Bank Corp.	116,544	12,936,384
PacWest Bancorp	30,732	1,141,694
Zions Bancorporation (b)	240,390	5,819,842

		49,239,781

Beverages—1.3%
Molson Coors Brewing Co. - Class B	84,730	8,149,331

Biotechnology—0.4%
Vertex Pharmaceuticals, Inc. (a)	34,412	2,735,410

Building Products—1.1%
Fortune Brands Home & Security, Inc. (b)	119,980	6,723,679

Capital Markets—1.6%
Raymond James Financial, Inc.	214,948	10,233,674

Chemicals—2.2%
Axalta Coating Systems, Ltd. (a)	198,421	5,793,893
Celanese Corp. - Series A	125,529	8,222,150

		14,016,043

Communications Equipment—3.0%
Brocade Communications Systems, Inc.	894,918	9,468,232
F5 Networks, Inc. (a)	49,118	5,199,140
Viavi Solutions, Inc. (a)	602,846	4,135,524

		18,802,896

Construction Materials—2.2%
Martin Marietta Materials, Inc. (b)	50,969	8,130,065
Vulcan Materials Co.	57,784	6,100,257

		14,230,322

Consumer Finance—3.0%
SLM Corp. (a)	1,194,330	7,595,939
Synchrony Financial (a)	406,117	11,639,313

		19,235,252

Electric Utilities—6.7%
FirstEnergy Corp.	273,666	9,843,766
PG&E Corp.	160,045	9,557,887
Pinnacle West Capital Corp.	64,928	4,874,145
PPL Corp.	98,364	3,744,718

Electric Utilities—(Continued)
Westar Energy, Inc.	87,049	4,318,501
Xcel Energy, Inc.	249,431	10,431,204

		42,770,221

Electrical Equipment—0.5%
Hubbell, Inc.	31,084	3,292,728

Energy Equipment & Services—0.5%
Weatherford International plc (a)	373,210	2,903,574

Food & Staples Retailing—0.8%
Whole Foods Market, Inc. (b)	160,413	4,990,448

Food Products—1.9%
ConAgra Foods, Inc.	216,857	9,676,159
Hain Celestial Group, Inc. (The) (a) (b)	50,914	2,082,892

		11,759,051

Gas Utilities—0.6%
Atmos Energy Corp.	53,027	3,937,785

Health Care Equipment & Supplies—2.2%
St. Jude Medical, Inc.	86,399	4,751,945
Zimmer Biomet Holdings, Inc. (c)	87,141	9,291,845

		14,043,790

Health Care Providers & Services—2.2%
Centene Corp. (a)	49,173	3,027,582
Laboratory Corp. of America Holdings (a)	94,145	11,027,204

		14,054,786

Hotels, Restaurants & Leisure—0.7%
MGM Resorts International (a) (b)	210,750	4,518,480

Household Durables—1.1%
D.R. Horton, Inc.	104,207	3,150,177
Mohawk Industries, Inc. (a)	19,803	3,780,393

		6,930,570

Insurance—6.9%
Arthur J. Gallagher & Co.	157,448	7,003,287
Endurance Specialty Holdings, Ltd.	38,963	2,545,843
Everest Re Group, Ltd.	53,241	10,511,371
Lincoln National Corp.	244,842	9,597,806
W.R. Berkley Corp. (b)	156,474	8,793,839
XL Group plc	144,464	5,316,275

		43,768,421

Internet & Catalog Retail—1.1%
Expedia, Inc. (b)	67,048	7,229,115

Internet Software & Services—1.5%
IAC/InterActiveCorp	121,116	5,702,141
Match Group, Inc. (a) (b)	170,434	1,885,000

MIST-78

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Pandora Media, Inc. (a) (b)	197,053	$1,763,625

		9,350,766

IT Services—1.8%
Fidelity National Information Services, Inc.	181,850	11,512,924

Machinery—2.5%
Ingersoll-Rand plc	181,795	11,273,108
Stanley Black & Decker, Inc.	43,016	4,525,713

		15,798,821

Media—1.8%
Discovery Communications, Inc. - Class A (a) (b)	132,567	3,795,393
Liberty Media Corp. - Class C (a)	126,552	4,820,366
Scripps Networks Interactive, Inc. - Class A	38,529	2,523,649

		11,139,408

Metals & Mining—1.0%
Nucor Corp.	134,412	6,357,688

Multi-Utilities—4.2%
Ameren Corp.	126,607	6,343,011
SCANA Corp.	128,231	8,995,405
Sempra Energy	109,727	11,417,094

		26,755,510

Oil, Gas & Consumable Fuels—7.1%
Anadarko Petroleum Corp.	139,227	6,483,801
Cabot Oil & Gas Corp.	155,716	3,536,310
Cheniere Energy, Inc. (a) (b)	96,549	3,266,253
Cimarex Energy Co.	58,932	5,732,316
Gulfport Energy Corp. (a)	239,239	6,780,033
Newfield Exploration Co. (a)	208,664	6,938,078
Pioneer Natural Resources Co. (b)	61,489	8,653,962
Tesoro Corp.	44,910	3,862,709

		45,253,462

Personal Products—0.9%
Edgewell Personal Care Co.	70,406	5,669,795

Pharmaceuticals—2.9%
Mylan NV (a) (b)	146,163	6,774,655
Perrigo Co. plc (b)	89,904	11,501,419

		18,276,074

Professional Services—1.0%
Nielsen Holdings plc	126,283	6,650,063

Real Estate Investment Trusts—12.3%
Brixmor Property Group, Inc.	400,676	10,265,319
DDR Corp.	594,379	10,574,003
Federal Realty Investment Trust	40,936	6,388,063

Real Estate Investment Trusts—(Continued)
MFA Financial, Inc.	339,240	$2,323,794
Mid-America Apartment Communities, Inc.	62,971	6,436,266
RLJ Lodging Trust (b)	329,582	7,540,836
Starwood Property Trust, Inc.	447,670	8,474,393
Ventas, Inc.	205,315	12,926,632
Vornado Realty Trust	141,216	13,335,027

		78,264,333

Semiconductors & Semiconductor Equipment—2.5%
Analog Devices, Inc.	82,551	4,886,194
Intersil Corp. - Class A	125,633	1,679,713
Maxim Integrated Products, Inc.	252,241	9,277,424

		15,843,331

Software—0.9%
Symantec Corp. (b)	316,517	5,817,582

Specialty Retail—2.3%
Gap, Inc. (The)	125,684	3,695,110
Sally Beauty Holdings, Inc. (a)	134,397	4,351,775
Staples, Inc.	161,655	1,783,055
Williams-Sonoma, Inc. (b)	83,706	4,582,066

		14,412,006

Textiles, Apparel & Luxury Goods—0.5%
Hanesbrands, Inc.	111,348	3,155,602

Water Utilities—0.8%
American Water Works Co., Inc. (b)	70,122	4,833,509

Total Common Stocks (Cost $568,716,858)		598,823,529

Short-Term Investments—16.2%

Mutual Fund—11.4%
State Street Navigator Securities Lending MET Portfolio (d)	72,819,862	72,819,862

Repurchase Agreement—4.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $30,417,556 on 04/01/16, collateralized by $30,455,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $31,026,031.	30,417,531	30,417,531

Total Short-Term Investments (Cost $103,237,393)		103,237,393

Total Investments—110.5% (Cost $671,954,251) (e)		702,060,922
Other assets and liabilities (net)—(10.5)%		(66,901,049)

Net Assets—100.0%		$635,159,873

MIST-79

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $82,919,946 and the collateral received consisted of cash in the amount of $72,819,862 and non-cash collateral with a value of $12,293,064. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $9,291,845, which is 1.5% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(e)	As of March 31, 2016, the aggregate cost of investments was $671,954,251. The aggregate unrealized appreciation and depreciation of investments were $48,494,201 and $(18,387,530), respectively, resulting in net unrealized appreciation of $30,106,671.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Zimmer Biomet Holdings, Inc.	05/02/14 - 10/15/14	87,141	$8,633,193	$9,291,845

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$598,823,529	$—	$—	$598,823,529
Short-Term Investments
Mutual Fund	72,819,862	—	—	72,819,862
Repurchase Agreement	—	30,417,531	—	30,417,531
Total Short-Term Investments	72,819,862	30,417,531	—	103,237,393
Total Investments	$671,643,391	$30,417,531	$—	$702,060,922

Collateral for Securities Loaned (Liability)	$—	$(72,819,862)	$—	$(72,819,862)

*	See Schedule of Investments for additional detailed categorizations.

MIST-80

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—96.8% of Net Assets

Security Description	Shares	Value

Australia—3.0%
AMP, Ltd.	8,338,282	$36,966,631
Orica, Ltd. (a)	4,480,931	52,544,959

		89,511,590

China—1.5%
Baidu, Inc. (ADR) (b)	236,100	45,066,768

France—12.5%
BNP Paribas S.A.	2,192,276	109,928,485
Bureau Veritas S.A.	2,339,300	51,998,979
Danone S.A.	385,812	27,389,641
Kering	306,400	54,633,143
LVMH Moet Hennessy Louis Vuitton SE (a)	203,500	34,806,401
Pernod-Ricard S.A.	178,800	19,917,999
Safran S.A.	529,100	36,996,645
Valeo S.A.	231,800	36,042,266

		371,713,559

Germany—8.7%
Allianz SE	482,500	78,436,285
Bayerische Motoren Werke AG	903,900	83,021,888
Daimler AG	1,245,700	95,501,381

		256,959,554

Hong Kong—1.4%
Melco Crown Entertainment, Ltd. (ADR) (a)	2,500,713	41,286,772

Indonesia—2.1%
Bank Mandiri Persero Tbk PT	78,283,600	60,786,394

Ireland—3.2%
Experian plc	2,305,300	41,021,635
Willis Towers Watson plc	444,679	52,765,610

		93,787,245

Israel—0.2%
Check Point Software Technologies, Ltd. (a) (b)	82,800	7,242,516

Italy—5.2%
Exor S.p.A.	1,173,000	41,940,221
Intesa Sanpaolo S.p.A.	22,555,700	62,027,405
Prada S.p.A. (a)	14,892,602	51,170,741

		155,138,367

Japan—17.9%
Daiwa Securities Group, Inc.	13,811,000	84,699,446
Honda Motor Co., Ltd.	3,261,700	89,387,538
Komatsu, Ltd.	3,272,700	55,684,398
Nomura Holdings, Inc.	21,714,300	96,658,381
Omron Corp.	1,959,500	58,290,179
Sumitomo Mitsui Financial Group, Inc.	2,297,500	69,605,885
Toyota Motor Corp.	1,434,900	75,674,308

		530,000,135

Mexico—1.3%
Grupo Televisa S.A.B. (ADR)	1,403,470	38,539,286

Netherlands—5.0%
Akzo Nobel NV	160,061	10,876,515
ASML Holding NV	225,300	22,810,581
CNH Industrial NV	11,205,100	76,167,081
Koninklijke Philips NV	1,384,733	39,315,342

		149,169,519

South Korea—2.2%
Samsung Electronics Co., Ltd.	55,715	63,906,169

Sweden—4.3%
Atlas Copco AB - B Shares	1,579,294	37,213,277
Hennes & Mauritz AB - B Shares	1,267,900	42,068,756
SKF AB - B Shares (a)	2,669,490	48,179,107

		127,461,140

Switzerland—16.8%
Cie Financiere Richemont S.A.	972,747	64,113,482
Credit Suisse Group AG (b)	8,812,754	124,556,627
Glencore plc (b)	61,745,900	138,971,774
Kuehne & Nagel International AG (a)	204,200	29,019,326
LafargeHolcim, Ltd. (a) (b)	1,917,105	90,085,028
Nestle S.A.	75,300	5,622,913
Swatch Group AG (The) - Bearer Shares (a)	128,900	44,519,646

		496,888,796

Taiwan—0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,113,000	10,568,581

United Kingdom—11.1%
Ashtead Group plc (a)	3,884,500	47,890,327
Burberry Group plc (a)	1,254,900	24,580,760
Diageo plc	1,497,900	40,423,473
G4S plc (a)	10,211,600	27,825,084
Lloyds Banking Group plc	61,784,900	59,970,109
Meggitt plc	4,695,218	27,312,752
Schroders plc	890,662	34,122,588
Schroders plc (non-voting shares)	10,427	302,251
Smiths Group plc	2,721,009	41,837,683
Wolseley plc	280,300	15,783,470
WPP plc	321,600	7,494,477

		327,542,974

Total Common Stocks (Cost $3,257,814,795)		2,865,569,365

Short-Term Investments—10.1%

Mutual Fund—7.5%
State Street Navigator Securities Lending MET Portfolio (c)	223,646,744	223,646,744

MIST-81

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—2.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $77,640,846 on 04/01/16, collateralized by $77,740,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $79,197,625.	77,640,781	$77,640,781

Total Short-Term Investments (Cost $301,287,525)		301,287,525

Total Investments—106.9% (Cost $3,559,102,320) (d)		3,166,856,890
Other assets and liabilities (net)—(6.9)%		(205,511,258)

Net Assets—100.0%		$2,961,345,632

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $221,252,753 and the collateral received consisted of cash in the amount of $223,646,744 and non-cash collateral with a value of $11,734,359. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $3,559,102,320. The aggregate unrealized appreciation and depreciation of investments were $97,951,549 and $(490,196,979), respectively, resulting in net unrealized depreciation of $(392,245,430).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2016 (Unaudited)	% of Net Assets
Banks	12.2
Automobiles	11.6
Capital Markets	11.5
Textiles, Apparel & Luxury Goods	9.2
Machinery	7.3
Insurance	5.7
Metals & Mining	4.7
Professional Services	3.1
Construction Materials	3.0
Industrial Conglomerates	2.7

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Depreciation
AUD	12,470,000	State Street Bank and Trust	12/21/16	$9,174,927	$(277,463)
CHF	89,243,000	State Street Bank and Trust	09/21/16	91,079,156	(2,486,721)

Net Unrealized Depreciation					$(2,764,184)

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc

MIST-82

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$89,511,590	$—	$89,511,590
China	45,066,768	—	—	45,066,768
France	—	371,713,559	—	371,713,559
Germany	—	256,959,554	—	256,959,554
Hong Kong	41,286,772	—	—	41,286,772
Indonesia	—	60,786,394	—	60,786,394
Ireland	52,765,610	41,021,635	—	93,787,245
Israel	7,242,516	—	—	7,242,516
Italy	—	155,138,367	—	155,138,367
Japan	—	530,000,135	—	530,000,135
Mexico	38,539,286	—	—	38,539,286
Netherlands	—	149,169,519	—	149,169,519
South Korea	—	63,906,169	—	63,906,169
Sweden	—	127,461,140	—	127,461,140
Switzerland	—	496,888,796	—	496,888,796
Taiwan	—	10,568,581	—	10,568,581
United Kingdom	—	327,542,974	—	327,542,974
Total Common Stocks	184,900,952	2,680,668,413	—	2,865,569,365
Short-Term Investments
Mutual Fund	223,646,744	—	—	223,646,744
Repurchase Agreement	—	77,640,781	—	77,640,781
Total Short-Term Investments	223,646,744	77,640,781	—	301,287,525
Total Investments	$408,547,696	$2,758,309,194	$—	$3,166,856,890

Collateral for Securities Loaned (Liability)	$—	$(223,646,744)	$—	$(223,646,744)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(2,764,184)	$—	$(2,764,184)

MIST-83

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—4.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—4.2%
U.S. Treasury Floating Rate Notes 0.369%, 04/30/16 (a) (b) (c)	35,556,000	$35,557,138
0.370%, 07/31/16 (a)	8,310,000	8,310,739
0.572%, 01/31/18 (a)	11,050,000	11,062,520

Total U.S. Treasury & Government Agencies (Cost $54,939,103)		54,930,397

Commodity-Linked Securities—2.6%
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 4 Agriculture Commodity Index, multiplied by 2), 02/13/17 (144A) (a)	7,550,000	7,976,575
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 1), 02/27/17 (144A)	15,070,000	15,651,205
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 03 Excess Return Index, multiplied by 2), 02/28/17 (144A) (a)	10,070,000	10,067,654

Total Commodity-Linked Securities (Cost $32,690,000)		33,695,434

Short-Term Investments—92.1%

Municipals—0.8%
Gainesville & Hall County, GA, Development Authority Revenue 0.450%, 03/01/21 (a)	10,500,000	10,500,000

Mutual Funds—21.9%
Premier Portfolio, Institutional Class 0.016% (d) (e)	48,631,429	48,631,429
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 0.000% (d) (e)	188,500,516	188,500,516
STIT-Liquid Assets Portfolio, Institutional Class 0.053% (d) (e)	48,631,428	48,631,428

		285,763,373

U.S. Treasury—5.9%
U.S. Treasury Bills 0.466%, 09/08/16 (b) (f)	19,180,000	19,140,701
0.515%, 07/28/16 (b) (f)	20,740,000	20,705,234
0.539%, 08/25/16 (f)	5,370,000	5,358,371
0.547%, 07/21/16 (f)	5,360,000	5,351,017
0.564%, 09/15/16 (f)	3,130,000	3,121,890
0.567%, 07/07/16 (b) (f)	17,330,000	17,303,664
0.803%, 07/14/16 (b) (f)	5,740,000	5,726,767

		76,707,644

Certificate of Deposit—3.1%
Nordea Bank AB 0.450%, 04/05/16 (144A) (f)	40,000,000	39,997,533

Commercial Paper—60.4%
Alpha Finance Corp., Ltd. 0.404%, 05/05/16 (f)	30,000,000	29,988,383
Apple, Inc. 0.413%, 05/02/16 (144A) (f)	30,000,000	29,989,150
Barton Capital Corp. 0.616%, 05/19/16 (144A) (f)	23,500,000	23,480,573
BMW U.S. Capital LLC 0.386%, 04/21/16 (144A) (f)	20,000,000	19,995,556
0.449%, 06/02/16 (144A) (f)	20,000,000	19,984,500
Caisse des Depots et Consignations 0.588%, 05/25/16 (f)	6,600,000	6,594,159
CDP Financial, Inc. 0.000%, 04/01/16 (144A) (f)	30,000,000	30,000,000
Chevron Corp. 0.000%, 04/01/16 (144A) (f)	40,500,000	40,500,000
Coca-Cola Co. (The) 0.364%, 04/08/16 (144A) (f)	11,000,000	10,999,123
0.461%, 06/13/16 (f)	20,000,000	19,981,344
CRC Funding LLC 0.572%, 06/22/16 (f)	25,000,000	24,967,542
Exxon Mobil Corp. 0.419%, 06/01/16 (f)	31,000,000	30,977,938
Landesbank Hessen-Thueringen 0.486%, 05/13/16 (144A) (f)	35,000,000	34,979,992
Liberty Funding LLC 0.465%, 04/22/16 (144A) (f)	10,000,000	9,997,200
LMA Americas LLC 0.494%, 05/09/16 (144A) (f)	20,800,000	20,789,022
Manhattan Asset Funding Co. LLC 0.380%, 04/04/16 (144A) (f)	37,500,000	37,498,437
Microsoft Corp. 0.418%, 05/25/16 (f)	12,000,000	11,992,440
Nationwide Building Society 0.511%, 04/05/16 (f)	19,300,000	19,298,649
0.617%, 05/23/16 (144A) (f)	13,500,000	13,487,910
Nestle Finance International, Ltd. 0.451%, 06/17/16 (f)	25,000,000	24,975,938
Nieuw Amsterdam Receivables Corp. 0.487%, 04/05/16 (f)	35,000,000	34,997,667
Novartis Finance Corp. 0.468%, 05/26/16 (f)	30,000,000	29,978,458
Old Line Funding LLC 0.448%, 05/25/16 (144A) (f)	40,000,000	39,973,000
PepsiCo, Inc. 0.322%, 04/15/16 (f)	35,000,000	34,995,372
Proctor & Gamble Co. 0.313%, 04/29/16 (144A) (f)	14,000,000	13,996,516
Regency Market No. 1 LLC 0.430%, 04/27/16 (144A) (f)	26,000,000	25,991,738
Ridgefield Funding Co. LLC 0.612%, 06/20/16 (144A) (f)	35,000,000	34,952,556

MIST-84

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Siemens Capital Co. LLC 0.335%, 04/18/16 (f)	10,205,000	$10,203,313
0.460%, 06/10/16 (f)	25,000,000	24,977,639
Toyota Motor Credit Corp. 0.384%, 04/19/16 (f)	35,000,000	34,993,000
Unilever Capital Corp. 0.542%, 06/27/16 (f)	25,000,000	24,967,375
Victory Receivables Corp. 0.525%, 05/13/16 (144A) (f)	18,000,000	17,988,870

		788,493,360

Total Short-Term Investments (Cost $1,201,461,910)		1,201,461,910

Total Investments—98.9% (Cost $1,289,091,013) (g)		1,290,087,741
Other assets and liabilities (net)—1.1%		14,051,951

Net Assets—100.0%		$1,304,139,692

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $66,628,853.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2016, the market value of securities pledged was $2,215,071.
(d)	Affiliated Issuer.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2016.
(f)	The rate shown represents current yield to maturity.
(g)	As of March 31, 2016, the aggregate cost of investments was $1,289,091,013. The aggregate unrealized appreciation and depreciation of investments were $1,005,674 and $(8,946), respectively, resulting in net unrealized appreciation of $996,728.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $498,297,110, which is 38.2% of net assets.
(EMTN)—	Euro Medium-Term Note
(LIBOR)—	London InterBank Offered Rate

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/16	1,637	AUD	212,040,207	$1,787,092
Brent Crude Oil Futures	08/31/16	408	USD	16,254,604	991,556
Canada Government Bond 10 Year Futures	06/21/16	2,690	CAD	382,379,837	(2,213,387)
Euro Stoxx 50 Index Futures	06/17/16	1,740	EUR	52,247,699	(1,420,439)
Euro-Bund Futures	06/08/16	308	EUR	50,080,013	253,237
FTSE 100 Index Futures	06/17/16	780	GBP	47,387,776	421,717
Gasoline RBOB Futures	04/29/16	339	USD	20,605,941	(7,826)
Hang Seng Index Futures	04/28/16	565	HKD	579,494,660	1,070,351
Natural Gas Futures	11/28/16	55	USD	1,454,435	49,815
New York Harbor ULSD Futures	04/29/16	20	USD	940,347	55,473
Russell 2000 Mini Index Futures	06/17/16	395	USD	42,200,671	1,628,529
S&P 500 E-Mini Index Futures	06/17/16	445	USD	44,044,433	1,601,443
Silver Futures	05/26/16	423	USD	32,322,337	384,023
TOPIX Index Futures	06/09/16	630	JPY	8,448,405,288	362,919
U.S. Treasury Long Bond Futures	06/21/16	791	USD	130,435,714	(365,652)
United Kingdom Long Gilt Bond Futures	06/28/16	1,684	GBP	204,248,481	(163,734)
WTI Light Sweet Crude Oil Futures	08/19/16	290	USD	11,384,107	766,893

Net Unrealized Appreciation					$5,202,010

MIST-85

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
0.330%	10/21/16	Barclays Bank plc	Barclays Commodity Strategy 1452 Excess Return Index	USD	12,248,187	$(237,324)	$—	$(237,324)
0.450%	01/13/17	Barclays Bank plc	Barclays Commodity Strategy 1718 Index	USD	10,721,918	89,515	—	89,515
0.300%	04/11/16	Canadian Imperial Bank of Commerce	CIBC Dynamic Roll LME Copper Excess Return Index 2	USD	26,979,365	(630,401)	—	(630,401)
0.470%	01/30/17	Cargill, Inc.	Cargill 11 Commodity Index	USD	31,572,134	—	—	—
0.120%	01/12/17	Cargill, Inc.	Cargill Gold Index 1	USD	13,155,791	—	—	—
0.400%	01/13/19	Goldman Sachs & Co.	Goldman Sachs Custom 797 Strategy Index	USD	21,572,722	537,926	—	537,926
0.250%	04/25/16	JPMorgan Chase Bank N.A.	JPMorgan Contag Gas Oil Class A Excess Return Index	USD	1,341,710	(49,116)	—	(49,116)
0.140%	06/27/16	Bank of America N.A.	Merrill Lynch Gold Excess Return Index	USD	22,536,811	—	—	—
0.380%	10/14/16	Morgan Stanley Capital Services, LLC	S&P GSCI Aluminum Dynamic Roll Index	USD	21,740,138	108,051	—	108,051
0.090%	10/14/16	JPMorgan Chase Bank N.A.	S&P GSCI Gold Official Close Index	USD	18,254,180	(214,620)	—	(214,620)

Totals						$(395,969)	$—	$(395,969)

Cash in the amount of $1,695,055 and securities in the amount of $941,717 have been deposited in a segragated account held by the counterparty as collateral for OTC swap contracts.

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Information:

Barclays Commodity Strategy 1452 Index—a commodity index that provide exposure to future contracts on copper.

Barclays Commodity Strategy 1718 Index—

Canadian Imperial Bank of Commerce Custom 4 Agriculture Commodity Index—a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Coffee ‘C’, Corn, Cotton, Sugar, Soybeans, Soybean meal, Soybean oil, and Wheat.

Monthly Rebalance Commodity Excess Return Index—a commodity index composed of futures contracts on Coffee ‘C’, Corn, Cotton No. 2, Soybean Meal, Soybean Oil, Soybeans, Sugar No. 11 and Wheat.

Royal Bank of Canada Enhanced Agricultural Basket 03 Excess Return Index—a commodity index composed of futures contracts on Corn, Coffee, Wheat, Cotton, Soybeans, Soybean meal, Soybean oil and Sugar.

MIST-86

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$54,930,397	$—	$54,930,397
Total Commodity-Linked Securities	—	33,695,434	—	33,695,434
Short-Term Investments
Municipals	—	10,500,000	—	10,500,000
Mutual Funds	285,763,373	—	—	285,763,373
U.S. Treasury	—	76,707,644	—	76,707,644
Certificate of Deposit	—	39,997,533	—	39,997,533
Commercial Paper	—	788,493,360	—	788,493,360
Total Short-Term Investments	285,763,373	915,698,537	—	1,201,461,910
Total Investments	$285,763,373	$1,004,324,368	$—	$1,290,087,741

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,373,048	$—	$—	$9,373,048
Futures Contracts (Unrealized Depreciation)	(4,171,038)	—	—	(4,171,038)
Total Futures Contracts	$5,202,010	$—	$—	$5,202,010
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$735,492	$—	$735,492
OTC Swap Contracts at Value (Liabilities)	—	(1,131,461)	—	(1,131,461)
Total OTC Swap Contracts	$—	$(395,969)	$—	$(395,969)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-87

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—93.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Textron, Inc.	786,235	$28,666,128

Auto Components—1.7%
Johnson Controls, Inc.	1,010,544	39,380,900

Automobiles—1.9%
General Motors Co.	1,425,619	44,807,205

Banks—16.7%
Bank of America Corp.	4,694,459	63,469,086
Citigroup, Inc.	2,446,429	102,138,411
Citizens Financial Group, Inc.	839,814	17,594,103
Fifth Third Bancorp (a)	1,757,962	29,340,386
JPMorgan Chase & Co.	1,414,222	83,750,227
PNC Financial Services Group, Inc. (The)	508,343	42,990,567
U.S. Bancorp	240,824	9,775,046
Wells Fargo & Co.	932,356	45,088,736

		394,146,562

Beverages—1.0%
Coca-Cola Co. (The)	511,940	23,748,897

Biotechnology—0.9%
AbbVie, Inc.	351,321	20,067,455

Capital Markets—4.8%
Bank of New York Mellon Corp. (The)	659,688	24,296,309
Goldman Sachs Group, Inc. (The)	149,513	23,470,551
Morgan Stanley	1,244,922	31,135,499
State Street Corp.	586,615	34,328,710

		113,231,069

Communications Equipment—2.6%
Cisco Systems, Inc.	2,185,711	62,227,192

Consumer Finance—1.2%
Ally Financial, Inc. (b)	1,523,175	28,513,836

Containers & Packaging—1.1%
International Paper Co.	624,562	25,632,024

Diversified Telecommunication Services—1.0%
Frontier Communications Corp. (a)	4,130,730	23,090,781

Electric Utilities—1.3%
FirstEnergy Corp.	379,667	13,656,622
PG&E Corp.	291,302	17,396,555

		31,053,177

Electrical Equipment—1.6%
Emerson Electric Co.	693,298	37,701,545

Electronic Equipment, Instruments & Components—0.2%
Corning, Inc.	172,182	3,596,882

Energy Equipment & Services—3.0%
Halliburton Co.	591,933	21,143,847
Noble Corp. plc (a)	1,046,382	10,830,054
Weatherford International plc (a) (b)	4,902,593	38,142,173

		70,116,074

Food & Staples Retailing—1.5%
CVS Health Corp.	114,179	11,843,788
Wal-Mart Stores, Inc.	360,043	24,659,345

		36,503,133

Food Products—0.4%
Mondelez International, Inc. - Class A	216,396	8,681,808

Health Care Equipment & Supplies—0.8%
Medtronic plc	245,896	18,442,200

Health Care Providers & Services—1.9%
Anthem, Inc.	187,974	26,126,506
Express Scripts Holding Co. (b)	288,404	19,810,471

		45,936,977

Hotels, Restaurants & Leisure—2.9%
Carnival Corp.	1,310,031	69,130,336

Industrial Conglomerates—2.0%
General Electric Co.	1,468,337	46,678,433

Insurance—2.7%
Aflac, Inc.	482,101	30,439,857
Allstate Corp. (The)	497,039	33,485,518

		63,925,375

Internet Software & Services—2.1%
eBay, Inc. (b)	1,327,620	31,677,013
Yahoo!, Inc. (b)	461,891	17,002,208

		48,679,221

IT Services—1.0%
PayPal Holdings, Inc. (b)	615,107	23,743,130

Leisure Products—0.5%
Mattel, Inc. (a)	318,041	10,692,538

Machinery—2.4%
Caterpillar, Inc. (a)	534,004	40,872,666
Ingersoll-Rand plc	250,769	15,550,186

		56,422,852

Media—6.3%
CBS Corp. - Class B (a)	220,866	12,167,508
Comcast Corp. - Class A	693,372	42,351,162
Time Warner Cable, Inc.	131,035	26,812,382
Time Warner, Inc.	153,423	11,130,839
Twenty-First Century Fox, Inc. - Class B	1,019,273	28,743,498

MIST-88

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Viacom, Inc. - Class B	671,327	$27,712,378

		148,917,767

Metals & Mining—0.9%
Alcoa, Inc. (a)	2,331,480	22,335,578

Multiline Retail—2.2%
Kohl’s Corp. (a)	471,023	21,954,382
Target Corp.	371,931	30,602,483

		52,556,865

Oil, Gas & Consumable Fuels—12.0%
BP plc (ADR) (a)	1,242,933	37,511,718
Canadian Natural Resources, Ltd.	676,653	18,302,845
Chevron Corp.	398,957	38,060,498
Devon Energy Corp.	958,567	26,303,079
Hess Corp.	495,676	26,097,341
Occidental Petroleum Corp.	317,594	21,732,958
QEP Resources, Inc.	1,141,522	16,106,875
Royal Dutch Shell plc - Class A (ADR)	945,876	45,827,692
Suncor Energy, Inc. (a)	1,947,921	54,171,683

		284,114,689

Personal Products—0.5%
Unilever NV	289,303	12,926,058

Pharmaceuticals—6.3%
Merck & Co., Inc.	742,072	39,263,030
Novartis AG	291,384	21,048,234
Pfizer, Inc.	1,558,578	46,196,252
Roche Holding AG (ADR)	673,589	20,628,663
Sanofi (ADR)	553,158	22,214,825

		149,351,004

Semiconductors & Semiconductor Equipment—1.5%
Intel Corp.	1,014,707	32,825,772
QUALCOMM, Inc.	45,630	2,333,518

		35,159,290

Software—3.7%
Citrix Systems, Inc. (b)	236,661	18,596,821
Microsoft Corp.	712,602	39,357,009
Symantec Corp. (a)	1,568,905	28,836,474

		86,790,304

Technology Hardware, Storage & Peripherals—2.1%
HP, Inc.	1,009,543	12,437,570
NetApp, Inc. (a)	1,388,383	37,888,972

		50,326,542

Total Common Stocks (Cost $2,081,404,413)		2,217,293,827

Short-Term Investments—11.1%
Security Description	Shares/ Principal Amount*	Value

Mutual Fund—5.0%
State Street Navigator Securities Lending MET Portfolio (c)	118,572,272	118,572,272

Repurchase Agreement—6.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $143,551,788 on 04/01/16, collateralized by $143,730,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $146,424,938.	143,551,668	143,551,668

Total Short-Term Investments (Cost $262,123,940)		262,123,940

Total Investments—105.0% (Cost $2,343,528,353) (d)		2,479,417,767
Other assets and liabilities (net)—(5.0)%		(117,161,578)

Net Assets—100.0%		$2,362,256,189

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $144,172,585 and the collateral received consisted of cash in the amount of $118,572,272 and non-cash collateral with a value of $28,344,078. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $2,343,528,353. The aggregate unrealized appreciation and depreciation of investments were $322,246,784 and $(186,357,370), respectively, resulting in net unrealized appreciation of $135,889,414.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-89

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Depreciation
CAD	19,696,609	Canadian Imperial Bank of Commerce	04/15/16	$14,731,999	$(434,274)
CAD	19,696,398	Deutsche Bank AG	04/15/16	14,736,195	(429,915)
CAD	19,696,398	Goldman Sachs International	04/15/16	14,736,217	(429,893)
CAD	19,696,399	Royal Bank of Canada	04/15/16	14,728,923	(437,188)
CHF	8,898,718	Canadian Imperial Bank of Commerce	04/15/16	9,001,697	(257,258)
CHF	8,898,718	Deutsche Bank AG	04/15/16	8,998,057	(260,899)
CHF	8,898,852	Goldman Sachs International	04/15/16	8,997,373	(261,722)
CHF	8,898,717	Royal Bank of Canada	04/15/16	8,998,510	(260,444)
EUR	12,450,189	Barclays Bank plc	04/15/16	13,792,195	(379,652)
EUR	12,450,189	Canadian Imperial Bank of Commerce	04/15/16	13,806,537	(365,309)
EUR	12,450,189	Deutsche Bank AG	04/15/16	13,792,880	(378,967)
EUR	12,450,280	Goldman Sachs International	04/15/16	13,804,260	(367,690)
EUR	12,450,189	Royal Bank of Canada	04/15/16	13,804,359	(367,488)
GBP	5,591,443	Canadian Imperial Bank of Commerce	04/15/16	7,870,795	(160,176)
GBP	5,591,443	Deutsche Bank AG	04/15/16	7,863,526	(167,445)
GBP	5,591,437	Goldman Sachs International	04/15/16	7,869,131	(161,831)
GBP	5,591,443	Royal Bank of Canada	04/15/16	7,868,715	(162,256)

Net Unrealized Depreciation					$(5,282,407)

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

MIST-90

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$28,666,128	$—	$—	$28,666,128
Auto Components	39,380,900	—	—	39,380,900
Automobiles	44,807,205	—	—	44,807,205
Banks	394,146,562	—	—	394,146,562
Beverages	23,748,897	—	—	23,748,897
Biotechnology	20,067,455	—	—	20,067,455
Capital Markets	113,231,069	—	—	113,231,069
Communications Equipment	62,227,192	—	—	62,227,192
Consumer Finance	28,513,836	—	—	28,513,836
Containers & Packaging	25,632,024	—	—	25,632,024
Diversified Telecommunication Services	23,090,781	—	—	23,090,781
Electric Utilities	31,053,177	—	—	31,053,177
Electrical Equipment	37,701,545	—	—	37,701,545
Electronic Equipment, Instruments & Components	3,596,882	—	—	3,596,882
Energy Equipment & Services	70,116,074	—	—	70,116,074
Food & Staples Retailing	36,503,133	—	—	36,503,133
Food Products	8,681,808	—	—	8,681,808
Health Care Equipment & Supplies	18,442,200	—	—	18,442,200
Health Care Providers & Services	45,936,977	—	—	45,936,977
Hotels, Restaurants & Leisure	69,130,336	—	—	69,130,336
Industrial Conglomerates	46,678,433	—	—	46,678,433
Insurance	63,925,375	—	—	63,925,375
Internet Software & Services	48,679,221	—	—	48,679,221
IT Services	23,743,130	—	—	23,743,130
Leisure Products	10,692,538	—	—	10,692,538
Machinery	56,422,852	—	—	56,422,852
Media	148,917,767	—	—	148,917,767
Metals & Mining	22,335,578	—	—	22,335,578
Multiline Retail	52,556,865	—	—	52,556,865
Oil, Gas & Consumable Fuels	284,114,689	—	—	284,114,689
Personal Products	12,926,058	—	—	12,926,058
Pharmaceuticals	128,302,770	21,048,234	—	149,351,004
Semiconductors & Semiconductor Equipment	35,159,290	—	—	35,159,290
Software	86,790,304	—	—	86,790,304
Technology Hardware, Storage & Peripherals	50,326,542	—	—	50,326,542
Total Common Stocks	2,196,245,593	21,048,234	—	2,217,293,827

MIST-91

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$118,572,272	$—	$—	$118,572,272
Repurchase Agreement	—	143,551,668	—	143,551,668
Total Short-Term Investments	118,572,272	143,551,668	—	262,123,940
Total Investments	$2,314,817,865	$164,599,902	$—	$2,479,417,767

Collateral for Securities Loaned (Liability)	$—	$(118,572,272)	$—	$(118,572,272)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(5,282,407)	$—	$(5,282,407)

MIST-92

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—96.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
Textron, Inc.	866,272	$31,584,277

Auto Components—4.8%
Dana Holding Corp. (a)	1,314,711	18,524,278
Johnson Controls, Inc.	929,963	36,240,658

		54,764,936

Banks—8.7%
BB&T Corp.	858,134	28,550,118
Comerica, Inc. (a)	676,664	25,625,266
Wintrust Financial Corp. (a)	618,036	27,403,716
Zions Bancorporation. (a)	673,694	16,310,132

		97,889,232

Building Products—4.4%
Masco Corp.	734,800	23,109,460
Owens Corning	552,223	26,109,103

		49,218,563

Capital Markets—4.2%
American Capital, Ltd. (b)	1,951,277	29,737,462
Stifel Financial Corp. (a) (b)	614,384	18,185,766

		47,923,228

Chemicals—4.7%
Eastman Chemical Co.	445,613	32,186,627
WR Grace & Co. (b)	298,850	21,272,143

		53,458,770

Commercial Services & Supplies—2.3%
Clean Harbors, Inc. (a) (b)	533,371	26,316,525

Communications Equipment—2.5%
Ciena Corp. (a) (b)	1,502,391	28,575,477

Construction & Engineering—2.5%
Fluor Corp.	531,512	28,542,194

Construction Materials—2.4%
Eagle Materials, Inc. (a)	389,143	27,282,816

Diversified Consumer Services—1.4%
DeVry Education Group, Inc. (a)	933,935	16,129,057

Diversified Telecommunication Services—2.7%
Level 3 Communications, Inc. (b)	582,428	30,781,320

Electric Utilities—2.3%
Edison International	368,971	26,525,325

Electrical Equipment—1.3%
Babcock & Wilcox Enterprises, Inc. (b)	671,479	14,369,651

Electronic Equipment, Instruments & Components—2.2%
Keysight Technologies, Inc. (b)	900,824	24,988,858

Energy Equipment & Services—2.5%
Amec Foster Wheeler plc	1,478,272	9,461,909
Amec Foster Wheeler plc (ADR)	509,879	3,263,226
Baker Hughes, Inc.	361,909	15,862,471

		28,587,606

Food Products—3.1%
ConAgra Foods, Inc.	774,839	34,573,316

Health Care Providers & Services—7.5%
Brookdale Senior Living, Inc. (a) (b)	897,749	14,256,254
HealthSouth Corp. (a)	891,525	33,548,086
Universal Health Services, Inc. - Class B	297,948	37,160,074

		84,964,414

Insurance—7.8%
Arthur J. Gallagher & Co. (a)	520,890	23,169,187
FNF Group	944,650	32,023,635
Willis Towers Watson plc	278,749	33,076,357

		88,269,179

IT Services—2.1%
Teradata Corp. (a) (b)	916,769	24,056,019

Life Sciences Tools & Services—2.4%
PerkinElmer, Inc.	548,328	27,120,303

Machinery—2.6%
Ingersoll-Rand plc	465,852	28,887,482

Media—2.2%
TEGNA, Inc.	1,046,518	24,551,312

Multi-Utilities—1.0%
CenterPoint Energy, Inc.	522,448	10,929,612

Oil, Gas & Consumable Fuels—3.4%
Devon Energy Corp.	912,323	25,034,143
Williams Cos., Inc. (The)	857,819	13,785,151

		38,819,294

Real Estate Investment Trusts—3.4%
Forest City Realty Trust, Inc. - Class A (a)	1,838,159	38,766,773

Road & Rail—1.5%
Swift Transportation Co. (a) (b)	894,059	16,656,319

Software—2.5%
Citrix Systems, Inc. (b)	359,841	28,276,306

Specialty Retail—3.4%
Advance Auto Parts, Inc.	107,531	17,241,521
Ascena Retail Group, Inc. (a) (b)	1,915,271	21,182,897

		38,424,418

MIST-93

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—1.7%
Diebold, Inc. (a)	647,037	$18,705,840

Total Common Stocks (Cost $1,126,453,848)		1,089,938,422

Short-Term Investments—17.2%

Mutual Fund—12.8%
State Street Navigator Securities Lending MET Portfolio (c)	144,765,915	144,765,915

Repurchase Agreement—4.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $49,932,541 on 04/01/16, collateralized by $49,995,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $50,932,406.	49,932,500	49,932,500

Total Short-Term Investments (Cost $194,698,415)		194,698,415

Total Investments—113.5% (Cost $1,321,152,263) (d)		1,284,636,837
Other assets and liabilities (net)—(13.5)%		(152,718,432)

Net Assets—100.0%		$1,131,918,405

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $150,673,368 and the collateral received consisted of cash in the amount of $144,765,915 and non-cash collateral with a value of $9,151,146. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $1,321,152,263. The aggregate unrealized appreciation and depreciation of investments were $94,880,101 and $(131,395,527), respectively, resulting in net unrealized depreciation of $(36,515,426).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-94

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$31,584,277	$—	$—	$31,584,277
Auto Components	54,764,936	—	—	54,764,936
Banks	97,889,232	—	—	97,889,232
Building Products	49,218,563	—	—	49,218,563
Capital Markets	47,923,228	—	—	47,923,228
Chemicals	53,458,770	—	—	53,458,770
Commercial Services & Supplies	26,316,525	—	—	26,316,525
Communications Equipment	28,575,477	—	—	28,575,477
Construction & Engineering	28,542,194	—	—	28,542,194
Construction Materials	27,282,816	—	—	27,282,816
Diversified Consumer Services	16,129,057	—	—	16,129,057
Diversified Telecommunication Services	30,781,320	—	—	30,781,320
Electric Utilities	26,525,325	—	—	26,525,325
Electrical Equipment	14,369,651	—	—	14,369,651
Electronic Equipment, Instruments & Components	24,988,858	—	—	24,988,858
Energy Equipment & Services	19,125,697	9,461,909	—	28,587,606
Food Products	34,573,316	—	—	34,573,316
Health Care Providers & Services	84,964,414	—	—	84,964,414
Insurance	88,269,179	—	—	88,269,179
IT Services	24,056,019	—	—	24,056,019
Life Sciences Tools & Services	27,120,303	—	—	27,120,303
Machinery	28,887,482	—	—	28,887,482
Media	24,551,312	—	—	24,551,312
Multi-Utilities	10,929,612	—	—	10,929,612
Oil, Gas & Consumable Fuels	38,819,294	—	—	38,819,294
Real Estate Investment Trusts	38,766,773	—	—	38,766,773
Road & Rail	16,656,319	—	—	16,656,319
Software	28,276,306	—	—	28,276,306
Specialty Retail	38,424,418	—	—	38,424,418
Technology Hardware, Storage & Peripherals	18,705,840	—	—	18,705,840
Total Common Stocks	1,080,476,513	9,461,909	—	1,089,938,422
Short-Term Investments
Mutual Fund	144,765,915	—	—	144,765,915
Repurchase Agreement	—	49,932,500	—	49,932,500
Total Short-Term Investments	144,765,915	49,932,500	—	194,698,415
Total Investments	$1,225,242,428	$59,394,409	$—	$1,284,636,837

Collateral for Securities Loaned (Liability)	$—	$(144,765,915)	$—	$(144,765,915)

MIST-95

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Hexcel Corp.	206,048	$9,006,358
TransDigm Group, Inc. (a) (b)	43,841	9,659,926

		18,666,284

Air Freight & Logistics—0.8%
Forward Air Corp.	216,420	9,808,154

Auto Components—0.6%
Visteon Corp. (b)	98,979	7,877,739

Banks—5.2%
BankUnited, Inc.	262,853	9,052,657
Cathay General Bancorp	337,344	9,556,956
Cullen/Frost Bankers, Inc. (b)	139,950	7,712,645
Hancock Holding Co. (b)	241,548	5,545,942
Home BancShares, Inc.	306,179	12,538,030
MB Financial, Inc.	274,558	8,909,407
SVB Financial Group (a)	100,108	10,216,021

		63,531,658

Beverages—0.7%
Boston Beer Co., Inc. (The)—Class A (a)	43,481	8,047,029

Biotechnology—4.3%
ACADIA Pharmaceuticals, Inc. (a) (b)	182,780	5,110,529
Anacor Pharmaceuticals, Inc. (a) (b)	94,732	5,063,425
Cepheid, Inc. (a) (b)	200,141	6,676,704
Exelixis, Inc. (a) (b)	1,130,452	4,521,808
Halozyme Therapeutics, Inc. (a) (b)	374,920	3,550,492
Momenta Pharmaceuticals, Inc. (a) (b)	622,100	5,748,204
Neurocrine Biosciences, Inc. (a)	189,689	7,502,200
Repligen Corp. (a) (b)	261,534	7,014,342
Seattle Genetics, Inc. (a) (b)	211,189	7,410,622

		52,598,326

Building Products—1.6%
A.O. Smith Corp.	122,745	9,366,671
Masonite International Corp. (a) (b)	163,709	10,722,940

		20,089,611

Capital Markets—1.0%
Janus Capital Group, Inc. (b)	564,363	8,256,631
WisdomTree Investments, Inc. (b)	334,161	3,819,460

		12,076,091

Chemicals—0.8%
PolyOne Corp.	308,541	9,333,365

Commercial Services & Supplies—1.6%
Pitney Bowes, Inc. (b)	486,591	10,481,170
Steelcase, Inc.—Class A	590,764	8,814,199

		19,295,369

Communications Equipment—1.4%
ARRIS International plc (a)	431,763	9,896,008
Infinera Corp. (a) (b)	486,023	7,805,529

		17,701,537

Construction Materials—1.0%
Martin Marietta Materials, Inc. (b)	75,149	11,987,017

Containers & Packaging—0.8%
Berry Plastics Group, Inc. (a)	279,945	10,120,012

Distributors—1.2%
Pool Corp.	163,656	14,359,177

Diversified Financial Services—0.7%
MarketAxess Holdings, Inc.	68,011	8,489,813

Diversified Telecommunication Services—1.3%
SBA Communications Corp.—Class A (a)	163,530	16,380,800

Electrical Equipment—1.5%
Acuity Brands, Inc. (b)	81,794	17,842,543

Electronic Equipment, Instruments & Components—1.7%
Cognex Corp.	234,032	9,115,547
SYNNEX Corp. (b)	133,268	12,339,284

		21,454,831

Energy Equipment & Services—1.1%
Dril-Quip, Inc. (a)	103,159	6,247,309
Patterson-UTI Energy, Inc. (b)	404,288	7,123,555

		13,370,864

Food Products—1.7%
B&G Foods, Inc. (b)	248,565	8,652,548
Lancaster Colony Corp.	112,885	12,481,694

		21,134,242

Health Care Equipment & Supplies—5.2%
Alere, Inc. (a)	62,206	3,148,246
Align Technology, Inc. (a)	124,845	9,074,983
Cantel Medical Corp.	136,418	9,734,788
DexCom, Inc. (a)	220,180	14,952,424
Hill-Rom Holdings, Inc.	215,423	10,835,777
NuVasive, Inc. (a)	197,381	9,602,585
NxStage Medical, Inc. (a) (b)	461,617	6,919,639

		64,268,442

Health Care Providers & Services—5.6%
Chemed Corp. (b)	119,547	16,192,641
Community Health Systems, Inc. (a)	232,229	4,298,559
Envision Healthcare Holdings, Inc. (a)	263,450	5,374,380
HealthEquity, Inc. (a) (b)	303,031	7,475,775
HealthSouth Corp.	267,753	10,075,545
Select Medical Holdings Corp. (a)	654,557	7,730,318

MIST-96

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
VCA, Inc. (a)	316,884	$18,281,038

		69,428,256

Health Care Technology—0.2%
HMS Holdings Corp. (a)	186,029	2,669,516

Hotels, Restaurants & Leisure—8.1%
BJ’s Restaurants, Inc. (a)	199,869	8,308,554
Brinker International, Inc. (b)	166,795	7,664,230
Cheesecake Factory, Inc. (The) (b)	184,444	9,792,132
Domino’s Pizza, Inc.	66,916	8,823,544
Dunkin’ Brands Group, Inc. (b)	205,573	9,696,878
Jack in the Box, Inc.	145,934	9,320,805
Panera Bread Co. - Class A (a)	42,622	8,730,264
Penn National Gaming, Inc. (a) (b)	610,637	10,191,532
Texas Roadhouse, Inc. (b)	298,586	13,012,378
Vail Resorts, Inc.	103,521	13,840,758

		99,381,075

Household Durables—0.6%
CalAtlantic Group, Inc. (b)	224,079	7,488,720

Insurance—1.2%
American Equity Investment Life Holding Co. (b)	402,066	6,754,709
RLI Corp. (b)	126,839	8,480,455

		15,235,164

Internet Software & Services—1.7%
CoStar Group, Inc. (a)	87,595	16,482,751
Pandora Media, Inc. (a) (b)	466,100	4,171,595

		20,654,346

IT Services—3.9%
Booz Allen Hamilton Holding Corp.	414,670	12,556,208
EPAM Systems, Inc. (a)	233,429	17,430,143
Euronet Worldwide, Inc. (a)	99,807	7,396,697
ExlService Holdings, Inc. (a)	192,255	9,958,809

		47,341,857

Leisure Products—0.8%
Brunswick Corp.	196,997	9,451,916

Life Sciences Tools & Services—3.3%
Bio-Techne Corp.	103,721	9,803,709
PAREXEL International Corp. (a)	148,114	9,291,191
PerkinElmer, Inc.	202,139	9,997,795
VWR Corp. (a)	444,910	12,039,265

		41,131,960

Machinery—2.7%
ITT Corp.	269,283	9,933,850
WABCO Holdings, Inc. (a)	111,845	11,958,467
Wabtec Corp. (b)	136,213	10,800,329

		32,692,646

Marine—0.7%
Kirby Corp. (a)	149,933	$9,039,461

Media—0.7%
IMAX Corp. (a) (b)	283,588	8,816,751

Oil, Gas & Consumable Fuels—0.8%
Energen Corp.	134,691	4,928,344
Laredo Petroleum, Inc. (a) (b)	665,920	5,280,745

		10,209,089

Pharmaceuticals—2.8%
Catalent, Inc. (a)	355,690	9,486,252
Impax Laboratories, Inc. (a) (b)	157,456	5,041,741
Nektar Therapeutics (a) (b)	736,207	10,122,846
Prestige Brands Holdings, Inc. (a)	181,158	9,672,026

		34,322,865

Professional Services—0.8%
CEB, Inc.	144,743	9,369,214

Real Estate Investment Trusts—0.8%
Corrections Corp. of America	299,093	9,585,931

Road & Rail—2.5%
Knight Transportation, Inc. (b)	426,503	11,153,054
Old Dominion Freight Line, Inc. (a) (b)	156,581	10,901,169
Swift Transportation Co. (a) (b)	459,083	8,552,716

		30,606,939

Semiconductors & Semiconductor Equipment—5.1%
Atmel Corp.	1,286,435	10,445,852
Cavium, Inc. (a) (b)	166,988	10,212,986
MKS Instruments, Inc.	276,661	10,416,287
Monolithic Power Systems, Inc.	204,316	13,002,670
Power Integrations, Inc.	192,866	9,577,726
Silicon Laboratories, Inc. (a)	192,369	8,648,910

		62,304,431

Software—12.4%
Aspen Technology, Inc. (a) (b)	261,957	9,464,506
CommVault Systems, Inc. (a)	239,740	10,349,576
Fair Isaac Corp.	121,744	12,915,821
Guidewire Software, Inc. (a)	210,518	11,469,021
Interactive Intelligence Group, Inc. (a) (b)	174,806	6,366,435
Manhattan Associates, Inc. (a)	413,101	23,493,054
Mentor Graphics Corp.	462,578	9,404,211
MicroStrategy, Inc. - Class A (a)	67,617	12,152,127
Proofpoint, Inc. (a) (b)	178,664	9,608,550
Qlik Technologies, Inc. (a)	338,734	9,796,187
Qualys, Inc. (a) (b)	283,936	7,186,420
Take-Two Interactive Software, Inc. (a) (b)	287,965	10,847,642
Ultimate Software Group, Inc. (The) (a) (b)	70,133	13,570,735
Verint Systems, Inc. (a)	165,997	5,540,980

		152,165,265

MIST-97

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—1.3%
DSW, Inc. - Class A (b)	257,686	$7,122,441
Five Below, Inc. (a) (b)	210,947	8,720,549

		15,842,990

Technology Hardware, Storage & Peripherals—0.8%
Cray, Inc. (a) (b)	229,586	9,621,949

Textiles, Apparel & Luxury Goods—2.8%
Carter’s, Inc.	105,526	11,120,330
G-III Apparel Group, Ltd. (a)	262,286	12,823,162
Steven Madden, Ltd. (a)	288,617	10,690,374

		34,633,866

Trading Companies & Distributors—1.1%
Watsco, Inc.	99,851	13,453,924

Total Common Stocks (Cost $984,131,404)		1,183,881,035

Short-Term Investments—23.4%

Mutual Fund—19.7%
State Street Navigator Securities Lending MET Portfolio (c)	242,307,260	242,307,260

Security Description	Principal Amount*	Value

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $45,517,417 on 04/01/16, collateralized by $45,575,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $46,429,531.	45,517,379	45,517,379

Total Short-Term Investments (Cost $287,824,639)		287,824,639

Total Investments—119.8% (Cost $1,271,956,043) (d)		1,471,705,674
Other assets and liabilities (net)—(19.8)%		(242,748,982)

Net Assets—100.0%		$1,228,956,692

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $258,174,312 and the collateral received consisted of cash in the amount of $242,307,260 and non-cash collateral with a value of $24,608,037. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $1,271,956,043. The aggregate unrealized appreciation and depreciation of investments were $293,865,283 and $(94,115,652), respectively, resulting in net unrealized appreciation of $199,749,631.

MIST-98

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,183,881,035	$—	$—	$1,183,881,035
Short-Term Investments
Mutual Fund	242,307,260	—	—	242,307,260
Repurchase Agreement	—	45,517,379	—	45,517,379
Total Short-Term Investments	242,307,260	45,517,379	—	287,824,639
Total Investments	$1,426,188,295	$45,517,379	$—	$1,471,705,674
Collateral for Securities Loaned (Liability)	$—	$(242,307,260)	$—	$(242,307,260)

*	See Schedule of Investments for additional detailed categorizations.

MIST-99

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—61.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—34.5%
Fannie Mae 10 Yr. Pool 4.500%, 07/01/21	831,183	$865,548
Fannie Mae 20 Yr. Pool 4.000%, 02/01/31	2,337,193	2,517,719
6.000%, 07/01/28	471,650	537,438
Fannie Mae 30 Yr. Pool 3.500%, 07/01/42	2,470,871	2,600,424
3.500%, 08/01/42	1,591,358	1,674,670
4.500%, 02/01/40	723,589	795,019
5.000%, 09/01/35	1,607,049	1,776,770
6.000%, 12/01/39	588,873	671,934
Fannie Mae ARM Pool 0.855%, 07/01/24 (a)	5,000,000	5,047,841
0.865%, 09/01/24 (a)	3,000,000	3,011,625
0.885%, 11/01/23 (a)	4,784,838	4,782,505
0.905%, 09/01/24 (a)	3,881,750	3,891,641
1.125%, 01/01/21 (a)	942,168	945,671
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	1,669,870	1,899,239
Fannie Mae Interest Strip (CMO) 4.500%, 11/25/20 (b)	530,188	26,294
Fannie Mae Pool 2.330%, 11/01/22	17,810,000	18,263,863
2.360%, 05/01/23	9,201,701	9,451,295
2.420%, 05/01/23	5,728,377	5,879,747
2.450%, 11/01/22	3,000,000	3,085,379
2.520%, 05/01/23	25,000,000	25,741,654
2.530%, 05/01/23	4,153,575	4,291,319
2.540%, 05/01/23	5,000,000	5,131,284
2.640%, 04/01/23	1,915,194	1,991,630
2.640%, 05/01/23	2,294,946	2,386,484
2.690%, 10/01/23	2,000,000	2,062,114
2.700%, 05/01/23	5,000,000	5,137,305
2.720%, 03/01/23	3,141,839	3,282,339
2.740%, 06/01/23	2,916,217	3,050,517
2.890%, 05/01/27	2,000,000	2,061,365
2.920%, 12/01/24	1,000,000	1,044,513
2.990%, 01/01/25	1,250,000	1,312,179
3.000%, 01/01/43	5,313,626	5,447,114
3.050%, 04/01/22	3,375,203	3,568,808
3.110%, 12/01/24	1,500,000	1,588,555
3.200%, 11/01/20	10,447,063	11,102,537
3.235%, 10/01/26	1,465,283	1,553,742
3.240%, 12/01/26	1,500,000	1,590,487
3.260%, 12/01/26	1,000,000	1,062,298
3.290%, 08/01/26	2,000,000	2,128,223
3.340%, 02/01/27	1,500,000	1,602,151
3.380%, 12/01/23	2,000,000	2,154,792
3.430%, 10/01/23	11,894,580	12,846,223
3.440%, 11/01/21	3,972,995	4,271,468
3.450%, 01/01/24	1,000,000	1,082,011
3.490%, 09/01/23	3,972,483	4,304,956
3.500%, 08/01/26	597,186	618,201
3.500%, 02/01/33	5,614,801	5,948,632
3.500%, 05/01/33	6,146,490	6,510,400

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
3.500%, 12/01/42	7,085,923	$7,445,234
3.500%, 03/01/43	8,457,288	8,886,332
3.500%, 05/01/43	28,087,655	29,513,145
3.500%, 06/01/43	6,902,322	7,252,022
3.500%, 07/01/43	4,055,007	4,260,530
3.500%, 08/01/43	9,217,332	9,686,923
3.550%, 02/01/30	1,500,000	1,579,221
3.559%, 01/01/21	11,968,848	12,935,495
3.560%, 03/01/24	7,298,178	7,950,750
3.630%, 10/01/29	1,475,536	1,563,646
3.670%, 07/01/23	2,500,000	2,736,206
3.730%, 07/01/22	5,804,948	6,318,525
3.743%, 06/01/18	1,862,634	1,934,749
3.760%, 10/01/23	1,472,416	1,619,854
3.760%, 11/01/23	1,100,000	1,210,757
3.770%, 12/01/20	2,292,890	2,492,025
3.805%, 05/01/22	9,165,388	9,972,050
3.970%, 07/01/21	4,691,006	5,153,882
4.000%, 10/01/32	1,924,945	2,093,437
4.000%, 12/01/40	718,666	770,899
4.000%, 07/01/42	3,796,418	4,083,839
4.260%, 12/01/19	2,722,673	2,967,721
4.330%, 04/01/20	3,828,040	4,206,338
4.380%, 04/01/21	3,146,208	3,498,171
4.770%, 06/01/19	3,445,085	3,765,686
5.895%, 10/01/17	2,825,999	2,999,290
Fannie Mae REMICS (CMO) Zero Coupon, 09/25/43 (c)	2,566,830	2,134,006
Zero Coupon, 10/25/43 (c)	1,289,414	1,061,832
Zero Coupon, 12/25/43 (c)	2,960,301	2,363,412
0.850%, 03/25/27 (a)	539,816	541,021
0.933%, 05/25/35 (a)	3,268,936	3,264,477
0.933%, 10/25/42 (a)	1,479,038	1,491,385
1.033%, 10/25/43 (a)	2,890,320	2,918,379
1.033%, 12/25/43 (a)	3,530,858	3,536,411
1.333%, 03/25/38 (a)	530,548	538,962
1.433%, 08/25/32 (a)	1,158,324	1,192,189
3.500%, 02/25/43	7,801,124	8,199,175
4.500%, 07/25/38	59,498	59,685
5.000%, 03/25/40	10,639,298	11,821,955
5.500%, 12/25/35	1,511,809	1,596,359
6.000%, 01/25/36	1,072,186	1,127,368
6.097%, 01/25/41 (a) (b)	6,759,005	1,556,110
6.500%, 07/18/28	240,390	270,931
Fannie Mae-ACES 2.207%, 01/25/22	10,000,000	10,246,329
2.280%, 12/27/22	9,391,000	9,521,466
2.614%, 10/25/21 (a)	2,000,000	2,081,090
2.723%, 10/25/24	2,000,000	2,056,982
3.103%, 07/25/24 (a)	1,394,000	1,479,496
3.346%, 03/25/24 (a)	2,500,000	2,677,275
3.475%, 01/25/24 (a)	2,500,000	2,679,208
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	1,892,639	2,000,069

MIST-100

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.000%, 08/01/42	7,425,680	$7,929,053
4.000%, 05/01/43	1,109,063	1,193,658
4.000%, 06/01/43	907,245	976,443
4.000%, 08/01/43	7,418,229	7,981,315
5.000%, 08/01/39	1,380,363	1,515,624
Freddie Mac ARM Non-Gold Pool 3.967%, 07/01/40 (a)	3,435,526	3,594,543
Freddie Mac Gold Pool 3.500%, 12/01/32	6,284,557	6,672,447
3.500%, 01/01/33	9,102,930	9,661,670
3.500%, 02/01/33	12,603,459	13,381,411
3.500%, 03/01/33	8,064,610	8,561,258
3.500%, 04/01/33	11,138,813	11,825,470
3.500%, 05/01/33	4,522,690	4,801,718
3.500%, 06/01/43	4,299,846	4,520,331
4.000%, 09/01/32	1,963,350	2,144,623
4.000%, 11/01/32	4,906,249	5,366,036
4.000%, 12/01/32	2,178,521	2,382,594
4.000%, 01/01/33	1,135,695	1,240,776
4.000%, 02/01/33	950,358	1,039,315
5.000%, 02/01/34	518,160	566,161
Freddie Mac Multifamily Structured Pass-Through Certificates 2.522%, 01/25/23	2,085,000	2,138,034
2.615%, 01/25/23	7,275,000	7,529,960
3.389%, 03/25/24	5,714,000	6,208,658
3.490%, 01/25/24	4,000,000	4,374,540
Freddie Mac REMICS (CMO) 0.886%, 08/15/42 (a)	6,980,455	7,043,046
1.116%, 11/15/37 (a)	1,523,876	1,548,507
1.136%, 03/15/24 (a)	789,716	796,568
1.786%, 03/15/38 (a)	600,000	646,629
3.000%, 02/15/26	1,915,000	2,021,005
3.500%, 08/15/39	3,877,505	4,087,656
3.500%, 06/15/48	8,019,531	8,441,857
4.500%, 03/15/40	935,171	935,963
5.000%, 05/15/22	1,439,331	1,440,249
5.000%, 08/15/35	1,650,000	1,881,704
5.750%, 06/15/35	8,572,604	9,865,130
5.934%, 10/15/37 (a) (b)	5,938,326	1,087,207
5.964%, 11/15/36 (a) (b)	3,391,253	489,692
6.000%, 07/15/35	7,388,853	8,288,895
6.000%, 03/15/36	2,729,095	3,393,709
6.500%, 05/15/28	587,923	675,124
6.500%, 03/15/37	1,130,922	1,307,528
Freddie Mac Strips (CMO) Zero Coupon, 09/15/43 (c)	1,319,666	1,126,545
3.000%, 01/15/43	7,938,757	8,039,806
3.000%, 01/15/44	9,677,947	9,879,908
Ginnie Mae II ARM Pool 3.500%, 04/20/41 (a)	898,290	936,506
Ginnie Mae II Pool 4.375%, 06/20/63	9,170,655	9,946,723
4.433%, 05/20/63	14,563,917	15,790,965
4.462%, 05/20/63	10,154,129	11,005,789
4.479%, 04/20/63	5,059,396	5,487,264

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 0.725%, 08/20/60 (a)	543,122	542,921
0.725%, 11/20/62 (a)	305,583	305,353
0.765%, 12/20/62 (a)	2,508,322	2,474,739
0.825%, 02/20/62 (a)	8,113,532	8,093,641
0.835%, 03/20/63 (a)	862,222	851,992
0.845%, 02/20/63 (a)	1,885,477	1,860,256
0.875%, 02/20/63 (a)	7,735,407	7,634,225
0.895%, 03/20/63 (a)	3,986,233	3,937,334
0.895%, 07/20/64 (a)	4,493,617	4,434,840
0.895%, 09/20/64 (a)	1,823,899	1,794,975
0.905%, 04/20/63 (a)	8,898,518	8,788,308
0.925%, 01/20/63 (a)	3,641,530	3,637,643
0.925%, 04/20/63 (a)	7,335,427	7,239,881
0.925%, 06/20/64 (a)	5,872,218	5,785,834
0.925%, 07/20/64 (a)	2,769,155	2,728,704
0.932%, 09/20/37 (a)	385,223	388,849
0.975%, 04/20/62 (a)	840,901	840,485
1.025%, 04/20/64 (a)	14,765,080	14,642,256
1.025%, 05/20/64 (a)	10,550,409	10,454,197
1.075%, 07/20/63 (a)	6,705,975	6,673,969
1.075%, 01/20/64 (a)	1,544,138	1,535,866
1.075%, 02/20/64 (a)	5,301,347	5,273,291
1.075%, 03/20/64 (a)	1,974,113	1,965,051
1.115%, 02/20/64 (a)	2,332,476	2,322,721
1.125%, 09/20/63 (a)	4,482,883	4,469,458
1.175%, 09/20/63 (a)	4,466,454	4,462,366
1.650%, 02/20/63	16,344,179	16,358,540
1.650%, 04/20/63	9,270,996	9,276,535
1.750%, 03/20/63	2,350,940	2,373,686
3.500%, 05/20/35	17,770	17,775
4.000%, 02/20/37	61,843	62,149
4.500%, 01/16/25	1,068,733	1,225,907
4.500%, 06/20/36	12,181	12,179
4.501%, 04/20/43 (a)	2,608,295	2,815,097
4.714%, 11/20/42 (a)	10,448,271	11,417,274
5.000%, 12/20/33	2,000,000	2,262,250
5.000%, 09/20/38	5,741,715	6,138,014
5.000%, 06/16/39	970,768	1,070,877
5.000%, 07/20/39	4,813,021	5,401,409
5.000%, 10/20/39	3,770,086	4,483,800
5.225%, 06/20/40 (a)	5,064,936	5,653,209
5.500%, 02/20/33	195,763	204,535
5.500%, 07/16/33 (b)	1,456,246	305,057
5.500%, 06/20/36	1,318	1,319

		829,898,602

Federal Agencies—2.1%
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/20 (c)	43,119,000	40,397,889
Tennessee Valley Authority 1.750%, 10/15/18	850,000	866,346
5.250%, 09/15/39	600,000	765,772
5.880%, 04/01/36	1,000,000	1,360,262
6.235%, 07/15/45	4,250,000	4,959,589

MIST-101

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Tennessee Valley Authority Principal Strip Zero Coupon, 11/01/25 (c)	1,000,000	$778,379
Zero Coupon, 06/15/35 (c)	750,000	383,143

		49,511,380

U.S. Treasury—24.8%
U.S. Treasury Bonds 4.250%, 05/15/39	200,000	264,680
4.375%, 02/15/38 (d)	18,100,000	24,463,996
4.375%, 11/15/39	20,250,000	27,249,696
4.500%, 05/15/38	1,000,000	1,374,297
5.250%, 11/15/28	7,000,000	9,574,138
5.250%, 02/15/29	500,000	686,485
5.375%, 02/15/31	13,000,000	18,640,271
5.500%, 08/15/28	2,000,000	2,781,484
6.125%, 08/15/29	5,000,000	7,440,430
U.S. Treasury Coupon Strips Zero Coupon, 02/15/18 (d)	5,000,000	4,931,115
Zero Coupon, 08/15/19 (d)	16,000,000	15,452,544
Zero Coupon, 11/15/19	1,500,000	1,441,760
Zero Coupon, 02/15/20 (d)	2,815,000	2,695,585
Zero Coupon, 05/15/20 (d)	2,475,000	2,352,453
Zero Coupon, 02/15/21 (d)	25,050,000	23,449,305
Zero Coupon, 05/15/21	16,285,000	15,150,978
Zero Coupon, 08/15/21	3,095,000	2,863,769
Zero Coupon, 11/15/21	14,940,000	13,775,800
Zero Coupon, 02/15/22	3,975,000	3,633,718
Zero Coupon, 05/15/22	14,560,000	13,225,154
Zero Coupon, 08/15/22	6,000,000	5,425,068
Zero Coupon, 11/15/22	6,250,000	5,614,737
Zero Coupon, 02/15/23 (d)	18,035,000	16,097,554
Zero Coupon, 05/15/23	57,400,000	50,951,512
Zero Coupon, 08/15/23	2,765,000	2,439,695
Zero Coupon, 11/15/23	2,300,000	2,015,633
Zero Coupon, 02/15/24	4,900,000	4,265,450
Zero Coupon, 11/15/24	1,500,000	1,278,918
Zero Coupon, 05/15/25	1,500,000	1,258,874
Zero Coupon, 08/15/27	400,000	315,235
Zero Coupon, 11/15/27	570,000	446,449
Zero Coupon, 05/15/28	30,000	23,090
Zero Coupon, 08/15/28 (d)	1,750,000	1,339,959
Zero Coupon, 05/15/29	1,000,000	749,670
Zero Coupon, 08/15/29	800,000	595,757
Zero Coupon, 11/15/29	1,000,000	737,983
Zero Coupon, 02/15/30 (d)	8,300,000	6,085,145
Zero Coupon, 05/15/30	700,000	510,288
Zero Coupon, 08/15/30	3,925,000	2,831,789
Zero Coupon, 11/15/30	4,400,000	3,153,432
Zero Coupon, 02/15/31 (d)	2,800,000	2,000,964
Zero Coupon, 05/15/31	10,500,000	7,410,984
Zero Coupon, 08/15/31	2,800,000	1,962,318
Zero Coupon, 11/15/31	3,000,000	2,089,800
Zero Coupon, 02/15/32	9,900,000	6,849,087
Zero Coupon, 05/15/32	12,800,000	8,747,238
Zero Coupon, 08/15/32	1,900,000	1,289,543
Zero Coupon, 08/15/33	400,000	262,318
Zero Coupon, 11/15/33	9,000,000	5,853,384
Zero Coupon, 05/15/35	4,000,000	2,476,812

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds 1.750%, 01/15/28 (e)	565,410	655,566
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/22 (e)	1,570,035	1,593,198
U.S. Treasury Notes 0.750%, 12/31/17	1,000,000	1,000,352
0.750%, 02/28/18	9,000,000	9,002,106
0.875%, 01/31/18	2,400,000	2,406,187
0.875%, 07/31/19	340,000	339,190
1.000%, 06/30/19	660,000	661,779
1.000%, 08/31/19	17,000,000	17,023,902
1.250%, 10/31/18	3,000,000	3,032,577
1.250%, 11/30/18	7,000,000	7,077,931
1.250%, 02/29/20	11,000,000	11,071,753
1.375%, 01/31/20	3,000,000	3,034,569
1.500%, 08/31/18	7,000,000	7,118,398
1.500%, 05/31/19	2,690,000	2,738,127
1.750%, 05/15/23	2,500,000	2,534,375
2.000%, 11/30/20	12,000,000	12,430,776
2.000%, 10/31/21	3,000,000	3,101,367
2.125%, 08/31/20	10,000,000	10,410,160
2.125%, 01/31/21	2,000,000	2,085,468
2.125%, 08/15/21	21,000,000	21,871,983
2.625%, 01/31/18	4,500,000	4,654,161
2.625%, 08/15/20 (d)	13,000,000	13,814,528
2.625%, 11/15/20	19,500,000	20,740,083
2.750%, 02/15/19	1,500,000	1,580,684
3.125%, 05/15/21	27,000,000	29,483,784
3.500%, 02/15/18	20,000,000	21,030,460
3.625%, 02/15/21	44,000,000	48,972,352

		595,992,160

Total U.S. Treasury & Government Agencies (Cost $1,434,491,301)		1,475,402,142

Corporate Bonds & Notes—22.3%

Aerospace/Defense—0.2%
Airbus Group Finance B.V. 2.700%, 04/17/23 (144A)	249,000	253,715
BAE Systems Holdings, Inc. 4.750%, 10/07/44 (144A)	338,000	352,652
BAE Systems plc 4.750%, 10/11/21 (144A)	1,000,000	1,094,698
Lockheed Martin Corp. 3.100%, 01/15/23	193,000	200,177
6.150%, 09/01/36	236,000	294,447
Northrop Grumman Corp. 1.750%, 06/01/18	418,000	419,253
3.850%, 04/15/45	182,000	180,103
Northrop Grumman Systems Corp. 7.750%, 02/15/31	350,000	504,048
United Technologies Corp. 7.500%, 09/15/29	1,568,000	2,211,858

		5,510,951

MIST-102

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.1%
Bunge N.A. Finance L.P. 5.900%, 04/01/17	247,000	$257,129
Bunge, Ltd. Finance Corp. 8.500%, 06/15/19	1,084,000	1,259,177
Cargill, Inc. 7.350%, 03/06/19 (144A)	1,055,000	1,220,264

		2,736,570

Airlines—0.1%
Air Canada Pass-Through Trust 4.125%, 11/15/26 (144A)	350,989	356,254
American Airlines Pass-Through Trust 4.950%, 07/15/24	1,084,643	1,160,481
United Airlines Pass-Through Trust 4.300%, 02/15/27	495,056	514,859

		2,031,594

Auto Manufacturers—0.6%
American Honda Finance Corp. 1.600%, 02/16/18 (144A)	700,000	704,228
Daimler Finance North America LLC 1.875%, 01/11/18 (144A)	328,000	329,701
2.000%, 08/03/18 (144A)	300,000	302,542
2.250%, 07/31/19 (144A)	1,600,000	1,622,781
2.375%, 08/01/18 (144A)	378,000	384,091
2.875%, 03/10/21 (144A)	500,000	511,048
Ford Motor Credit Co. LLC 1.500%, 01/17/17	678,000	677,150
1.684%, 09/08/17	630,000	627,398
1.870%, 05/09/16 (a)	840,000	840,638
2.145%, 01/09/18	309,000	308,634
2.375%, 03/12/19	969,000	973,404
2.597%, 11/04/19	950,000	953,440
3.000%, 06/12/17	400,000	405,281
4.134%, 08/04/25	200,000	208,119
4.250%, 02/03/17	1,200,000	1,226,774
4.375%, 08/06/23	900,000	957,658
General Motors Financial Co., Inc. 3.200%, 07/13/20	682,000	680,475
Hyundai Capital America 2.400%, 10/30/18 (144A)	239,000	240,595
Nissan Motor Acceptance Corp. 1.800%, 03/15/18 (144A)	789,000	789,934
2.650%, 09/26/18 (144A)	300,000	306,602
Toyota Motor Credit Corp. 1.375%, 01/10/18	700,000	703,720
1.450%, 01/12/18	206,000	207,049

		13,961,262

Auto Parts & Equipment—0.1%
Johnson Controls, Inc. 3.625%, 07/02/24	277,000	282,233
4.950%, 07/02/64	737,000	667,068
5.000%, 03/30/20	635,000	692,031

		1,641,332

Banks—5.5%
ABN AMRO Bank NV 2.500%, 10/30/18 (144A)	1,160,000	1,175,862
American Express Bank FSB 6.000%, 09/13/17	1,800,000	1,911,294
American Express Centurion Bank 5.950%, 06/12/17	250,000	262,276
ANZ New Zealand International, Ltd. 2.600%, 09/23/19 (144A)	1,300,000	1,313,402
2.850%, 08/06/20 (144A)	250,000	256,208
Bank of America Corp. 2.000%, 01/11/18	2,740,000	2,751,283
2.600%, 01/15/19	1,710,000	1,738,916
2.650%, 04/01/19	1,300,000	1,322,819
3.300%, 01/11/23	1,921,000	1,937,140
4.000%, 01/22/25	654,000	654,992
4.125%, 01/22/24	1,780,000	1,885,529
4.250%, 10/22/26	520,000	527,752
5.625%, 07/01/20	1,000,000	1,123,713
5.875%, 01/05/21	2,500,000	2,858,655
6.000%, 09/01/17	360,000	380,466
6.050%, 05/16/16	994,000	1,000,851
6.400%, 08/28/17	1,276,000	1,356,246
6.500%, 07/15/18	997,000	1,093,809
Bank of Montreal 2.375%, 01/25/19	575,000	586,021
2.550%, 11/06/22 (d)	500,000	506,131
Bank of New York Mellon Corp. (The) 2.200%, 05/15/19	354,000	359,830
3.250%, 09/11/24	1,200,000	1,236,154
4.150%, 02/01/21	670,000	731,578
5.450%, 05/15/19	278,000	309,145
Bank of Nova Scotia (The) 1.450%, 04/25/18	300,000	300,071
1.850%, 04/14/20	700,000	697,459
2.800%, 07/21/21	500,000	512,650
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.700%, 09/09/18 (144A)	1,000,000	1,021,899
4.100%, 09/09/23 (144A)	1,114,000	1,204,829
Banque Federative du Credit Mutuel S.A. 1.700%, 01/20/17 (144A)	1,600,000	1,604,363
Barclays plc 3.650%, 03/16/25	254,000	238,165
4.375%, 01/12/26	599,000	587,811
BB&T Corp. 2.150%, 03/22/17	485,000	489,792
2.450%, 01/15/20	833,000	847,445
2.625%, 06/29/20	400,000	408,591
6.850%, 04/30/19	525,000	600,803
BNZ International Funding, Ltd. 2.350%, 03/04/19 (144A)	842,000	846,588
BPCE S.A. 1.625%, 01/26/18	1,200,000	1,198,631
Capital One Financial Corp. 2.450%, 04/24/19	176,000	177,870
4.200%, 10/29/25	250,000	253,127
4.750%, 07/15/21	907,000	993,907
5.250%, 02/21/17	170,000	175,483

MIST-103

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Capital One N.A. 1.500%, 03/22/18	500,000	$492,336
Citigroup, Inc. 1.750%, 05/01/18	776,000	773,875
2.400%, 02/18/20	450,000	451,721
2.500%, 09/26/18	441,000	447,745
2.550%, 04/08/19	550,000	558,219
3.750%, 06/16/24	629,000	651,511
3.875%, 03/26/25	1,100,000	1,089,962
4.300%, 11/20/26	1,500,000	1,492,770
4.400%, 06/10/25	196,000	199,864
5.500%, 09/13/25	692,000	757,262
Citizens Financial Group, Inc. 4.300%, 12/03/25	193,000	199,506
Comerica, Inc. 3.800%, 07/22/26	1,116,000	1,082,710
Commonwealth Bank of Australia 4.500%, 12/09/25 (144A)	352,000	356,285
Cooperatieve Rabobank UA 3.875%, 02/08/22	700,000	746,640
4.375%, 08/04/25	250,000	257,400
4.625%, 12/01/23	872,000	920,483
Credit Suisse AG 1.750%, 01/29/18	279,000	279,496
2.300%, 05/28/19	250,000	252,368
3.000%, 10/29/21	1,379,000	1,406,620
3.625%, 09/09/24	250,000	253,481
5.300%, 08/13/19	300,000	329,230
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	250,000	238,826
Deutsche Bank AG 2.950%, 08/20/20	200,000	200,771
3.700%, 05/30/24	667,000	658,427
6.000%, 09/01/17	200,000	210,498
Discover Bank 3.200%, 08/09/21	1,650,000	1,648,185
4.200%, 08/08/23	493,000	515,320
Fifth Third Bancorp 8.250%, 03/01/38	500,000	728,485
Fifth Third Bank 2.375%, 04/25/19	650,000	657,053
Goldman Sachs Group, Inc. (The) 2.600%, 04/23/20	714,000	719,880
3.500%, 01/23/25	392,000	395,657
3.625%, 01/22/23	1,300,000	1,340,852
3.850%, 07/08/24	1,447,000	1,495,133
4.000%, 03/03/24	412,000	431,990
5.375%, 03/15/20	1,650,000	1,830,894
5.750%, 01/24/22	1,000,000	1,153,720
5.950%, 01/15/27	1,000,000	1,146,494
6.150%, 04/01/18	1,475,000	1,595,646
7.500%, 02/15/19	3,000,000	3,455,583
HSBC Bank plc 1.500%, 05/15/18 (144A)	821,000	818,058
4.125%, 08/12/20 (144A)	2,002,000	2,143,395
4.750%, 01/19/21 (144A)	1,600,000	1,762,600

Banks—(Continued)
HSBC USA, Inc. 1.625%, 01/16/18	500,000	499,132
2.350%, 03/05/20	538,000	532,529
Industrial & Commercial Bank of China, Ltd. 2.351%, 11/13/17	626,000	631,092
ING Bank NV 3.750%, 03/07/17 (144A)	1,000,000	1,022,240
KeyCorp 5.100%, 03/24/21	896,000	991,533
Macquarie Bank, Ltd. 1.600%, 10/27/17 (144A)	1,220,000	1,215,468
2.600%, 06/24/19 (144A)	979,000	988,208
2.850%, 07/29/20 (144A)	250,000	254,209
4.000%, 07/29/25 (144A)	250,000	254,871
Manufacturers & Traders Trust Co. 6.625%, 12/04/17	970,000	1,046,793
Mizuho Bank, Ltd. 1.800%, 03/26/18 (144A) (d)	484,000	484,559
3.600%, 09/25/24 (144A)	950,000	991,448
Morgan Stanley 1.875%, 01/05/18	517,000	518,645
3.700%, 10/23/24	500,000	516,410
5.000%, 11/24/25	1,269,000	1,373,335
5.500%, 01/26/20	1,430,000	1,593,679
5.500%, 07/28/21	807,000	920,984
5.625%, 09/23/19	3,030,000	3,371,687
5.750%, 01/25/21	2,500,000	2,861,540
5.950%, 12/28/17	1,757,000	1,879,814
National Australia Bank, Ltd. 2.400%, 12/09/19 (144A)	400,000	405,862
Nordea Bank AB 1.625%, 05/15/18 (144A)	1,400,000	1,399,024
4.875%, 01/27/20 (144A)	500,000	548,934
Northern Trust Corp. 3.375%, 08/23/21	300,000	318,691
PNC Funding Corp. 5.125%, 02/08/20	800,000	891,295
6.700%, 06/10/19	1,300,000	1,486,628
Royal Bank of Canada 1.200%, 09/19/17	1,000,000	999,010
1.875%, 02/05/20	2,000,000	2,009,558
2.000%, 10/01/18	2,092,000	2,117,805
2.000%, 12/10/18	140,000	141,361
2.200%, 07/27/18	305,000	309,639
2.300%, 07/20/16	135,000	135,673
Santander Issuances S.A.U. 5.179%, 11/19/25	600,000	579,811
Skandinaviska Enskilda Banken AB 1.750%, 03/19/18 (144A)	402,000	401,421
Stadshypotek AB 1.875%, 10/02/19 (144A)	1,500,000	1,506,105
Standard Chartered plc 5.200%, 01/26/24 (144A) (d)	1,000,000	1,046,334
State Street Corp. 3.100%, 05/15/23	407,000	410,944
3.700%, 11/20/23	1,608,000	1,732,136

MIST-104

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
SunTrust Banks, Inc. 2.750%, 05/01/23	2,000,000	$1,963,320
3.500%, 01/20/17	310,000	314,850
Toronto-Dominion Bank (The) 1.750%, 07/23/18	300,000	301,263
2.250%, 11/05/19	255,000	258,433
2.500%, 12/14/20	500,000	509,054
U.S. Bank N.A. 2.125%, 10/28/19	350,000	356,404
Wachovia Corp. 5.750%, 02/01/18	500,000	538,299
Wells Fargo & Co. 2.550%, 12/07/20	179,000	182,281
3.300%, 09/09/24	770,000	794,432
3.500%, 03/08/22	1,900,000	2,025,430
4.100%, 06/03/26	1,291,000	1,354,966
4.600%, 04/01/21	3,470,000	3,850,041
4.650%, 11/04/44	595,000	611,635
5.375%, 11/02/43	1,005,000	1,135,961
Wells Fargo Bank N.A. 6.000%, 11/15/17	2,491,000	2,672,121
Westpac Banking Corp. 1.375%, 05/30/18 (144A)	2,000,000	1,997,302

		132,840,706

Beverages—0.3%
Anheuser-Busch InBev Finance, Inc. 2.625%, 01/17/23	450,000	451,819
2.650%, 02/01/21	530,000	544,621
3.300%, 02/01/23	1,042,000	1,083,287
3.700%, 02/01/24	1,000,000	1,069,841
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	310,000	361,309
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	767,165
Heineken NV 3.400%, 04/01/22 (144A)	1,339,000	1,401,067
SABMiller Holdings, Inc. 3.750%, 01/15/22 (144A)	1,700,000	1,803,539

		7,482,648

Biotechnology—0.3%
Amgen, Inc. 2.125%, 05/01/20	100,000	101,225
3.625%, 05/22/24	873,000	918,420
5.700%, 02/01/19	100,000	111,530
6.375%, 06/01/37	2,116,000	2,630,012
Biogen, Inc. 5.200%, 09/15/45	133,000	147,523
Celgene Corp. 3.250%, 08/15/22	490,000	505,986
3.625%, 05/15/24	591,000	610,860
3.950%, 10/15/20	500,000	535,829
5.000%, 08/15/45	165,000	178,420

Biotechnology—(Continued)
Gilead Sciences, Inc. 3.650%, 03/01/26	115,000	122,203
3.700%, 04/01/24	600,000	643,762
4.400%, 12/01/21	630,000	703,781

		7,209,551

Chemicals—0.5%
Agrium, Inc. 3.375%, 03/15/25 (d)	87,000	83,733
4.125%, 03/15/35	620,000	538,761
5.250%, 01/15/45	712,000	703,096
CF Industries, Inc. 7.125%, 05/01/20	1,000,000	1,138,337
Dow Chemical Co. (The) 4.125%, 11/15/21	212,000	230,937
7.375%, 11/01/29	1,000,000	1,281,989
8.850%, 09/15/21	640,000	825,424
E.I. du Pont de Nemours & Co. 4.150%, 02/15/43	107,000	101,027
Ecolab, Inc. 2.250%, 01/12/20	297,000	300,023
4.350%, 12/08/21	700,000	772,807
Monsanto Co. 4.700%, 07/15/64	100,000	86,410
Mosaic Co. (The) 3.750%, 11/15/21	1,520,000	1,578,598
4.250%, 11/15/23	460,000	480,757
5.450%, 11/15/33	1,163,000	1,195,721
Potash Corp. of Saskatchewan, Inc. 3.000%, 04/01/25	440,000	421,043
3.250%, 12/01/17	100,000	101,747
Praxair, Inc. 1.250%, 11/07/18	900,000	896,999
2.650%, 02/05/25	261,000	262,322
Rohm & Haas Co. 6.000%, 09/15/17	68,000	71,907
7.850%, 07/15/29	418,000	557,768

		11,629,406

Commercial Services—0.2%
ADT Corp. (The) 4.875%, 07/15/42	420,000	281,400
ERAC USA Finance LLC 3.850%, 11/15/24 (144A)	925,000	967,000
4.500%, 08/16/21 (144A)	1,740,000	1,892,353
7.000%, 10/15/37 (144A)	500,000	637,740

		3,778,493

Computers—0.2%
Apple, Inc. 2.150%, 02/09/22	540,000	544,847
2.400%, 05/03/23	1,679,000	1,689,212
3.450%, 02/09/45	625,000	564,472
HP Enterprise Services LLC 7.450%, 10/15/29	700,000	798,609

MIST-105

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
International Business Machines Corp. 3.375%, 08/01/23	650,000	$688,143
6.500%, 01/15/28	300,000	398,021

		4,683,304

Diversified Financial Services—1.3%
AIG Global Funding 1.650%, 12/15/17 (144A)	314,000	313,554
American Express Credit Corp. 2.125%, 03/18/19	231,000	233,145
2.250%, 08/15/19	1,000,000	1,012,452
Ameriprise Financial, Inc. 4.000%, 10/15/23	1,380,000	1,458,878
Blackstone Holdings Finance Co. LLC 6.625%, 08/15/19 (144A)	1,200,000	1,370,425
Capital One Bank USA N.A. 3.375%, 02/15/23	600,000	604,601
8.800%, 07/15/19	300,000	354,119
CDP Financial, Inc. 4.400%, 11/25/19 (144A)	600,000	661,069
CME Group, Inc. 3.000%, 03/15/25	440,000	445,923
GE Capital International Funding Co. 2.342%, 11/15/20 (144A)	6,696,000	6,859,650
3.373%, 11/15/25 (144A)	744,000	793,919
4.418%, 11/15/35 (144A)	1,777,000	1,930,520
Invesco Finance plc 4.000%, 01/30/24	500,000	526,375
Jefferies Group LLC 5.125%, 01/20/23	300,000	301,096
6.875%, 04/15/21	475,000	536,322
Legg Mason, Inc. 3.950%, 07/15/24	700,000	700,468
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	1,572,000	1,732,739
Murray Street Investment Trust I 4.647%, 03/09/17	1,600,000	1,644,962
Private Export Funding Corp. 2.800%, 05/15/22	1,000,000	1,053,331
3.550%, 01/15/24	7,383,000	8,100,443
TD Ameritrade Holding Corp. 2.950%, 04/01/22	295,000	301,098

		30,935,089

Electric—1.6%
Alabama Power Co. 3.550%, 12/01/23	461,000	488,381
4.150%, 08/15/44	218,000	227,253
Arizona Public Service Co. 2.200%, 01/15/20	142,000	143,629
3.350%, 06/15/24 (d)	696,000	726,827
4.500%, 04/01/42	200,000	218,668
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,727,330

Electric—(Continued)
Berkshire Hathaway Energy Co. 1.100%, 05/15/17 (d)	460,000	459,789
2.400%, 02/01/20	364,000	370,887
3.750%, 11/15/23	1,736,000	1,852,508
4.500%, 02/01/45	333,000	354,514
CenterPoint Energy Houston Electric LLC 2.250%, 08/01/22	950,000	932,830
Cleveland Electric Illuminating Co. (The) 7.880%, 11/01/17	1,118,000	1,221,757
CMS Energy Corp. 8.750%, 06/15/19	885,000	1,071,584
Consumers Energy Co. 4.350%, 08/31/64	191,000	197,325
5.650%, 04/15/20	200,000	227,854
DTE Electric Co. 3.900%, 06/01/21	1,000,000	1,084,934
5.700%, 10/01/37	300,000	373,797
DTE Energy Co. 3.500%, 06/01/24	449,000	461,453
3.850%, 12/01/23	225,000	236,842
Duke Energy Carolinas LLC 4.300%, 06/15/20	619,000	684,195
6.000%, 01/15/38	600,000	774,688
Duke Energy Ohio, Inc. 3.800%, 09/01/23	815,000	880,550
Duke Energy Progress LLC 4.100%, 03/15/43	200,000	207,588
4.375%, 03/30/44	247,000	268,591
5.300%, 01/15/19	200,000	220,932
5.700%, 04/01/35	360,000	445,124
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	787,640
Exelon Generation Co. LLC 2.950%, 01/15/20	300,000	301,932
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,565,994
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	333,658
Kansas City Power & Light Co. 3.150%, 03/15/23	604,000	607,417
5.300%, 10/01/41	315,000	357,590
MidAmerican Energy Co. 3.700%, 09/15/23 (d)	1,100,000	1,179,982
Nevada Power Co. 6.650%, 04/01/36	360,000	466,582
7.125%, 03/15/19	200,000	229,976
NextEra Energy Capital Holdings, Inc. 3.625%, 06/15/23	410,000	421,617
Niagara Mohawk Power Corp. 3.508%, 10/01/24 (144A)	305,000	315,382
Nisource Finance Corp. 4.800%, 02/15/44	162,000	170,884
6.125%, 03/01/22	1,875,000	2,199,971
Northern States Power Co. 6.500%, 03/01/28	628,000	784,812

MIST-106

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Ohio Power Co. 5.375%, 10/01/21	305,000	$347,010
6.600%, 02/15/33	258,000	317,593
Pacific Gas & Electric Co. 3.500%, 10/01/20	782,000	831,097
6.050%, 03/01/34	1,200,000	1,530,164
PacifiCorp 3.600%, 04/01/24	315,000	337,010
5.500%, 01/15/19	500,000	550,843
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	305,935
4.125%, 06/15/44	208,000	219,170
PSEG Power LLC 4.300%, 11/15/23	201,000	204,521
5.320%, 09/15/16	568,000	578,305
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	400,326
Public Service Co. of New Hampshire 3.500%, 11/01/23	272,000	287,557
Public Service Co. of Oklahoma 5.150%, 12/01/19	1,010,000	1,104,182
6.625%, 11/15/37	600,000	749,761
Public Service Electric & Gas Co. 3.800%, 01/01/43	700,000	712,092
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	585,241
South Carolina Electric & Gas Co. 4.500%, 06/01/64	173,000	171,950
Southern Co. (The) 2.150%, 09/01/19	855,000	858,952
State Grid Overseas Investment, Ltd. 1.750%, 05/22/18 (144A)	499,000	497,666
Virginia Electric & Power Co. 2.750%, 03/15/23	400,000	402,303
2.950%, 01/15/22	489,000	507,659
3.450%, 02/15/24	102,000	106,899
4.450%, 02/15/44	126,000	137,437
6.000%, 05/15/37	685,000	872,087
Xcel Energy, Inc. 0.750%, 05/09/16	290,000	289,961

		38,488,988

Electronics—0.2%
Arrow Electronics, Inc. 3.000%, 03/01/18	49,000	49,599
6.000%, 04/01/20	536,000	590,406
6.875%, 06/01/18	300,000	325,321
7.500%, 01/15/27	1,100,000	1,319,349
Koninklijke Philips NV 3.750%, 03/15/22	1,680,000	1,770,970

		4,055,645

Engineering & Construction—0.0%
Fluor Corp. 3.375%, 09/15/21	550,000	580,632

Environmental Control—0.1%
Republic Services, Inc. 5.500%, 09/15/19	650,000	721,705
6.086%, 03/15/35	500,000	579,733
Waste Management, Inc. 3.125%, 03/01/25	257,000	263,382
3.900%, 03/01/35	88,000	85,420

		1,650,240

Food—0.3%
Kraft Heinz Foods Co. 3.950%, 07/15/25 (144A)	260,000	276,650
6.125%, 08/23/18	700,000	771,541
6.875%, 01/26/39	731,000	933,890
Kroger Co. (The) 4.000%, 02/01/24	229,000	247,838
7.500%, 04/01/31	1,140,000	1,489,071
8.000%, 09/15/29	610,000	831,328
Mondelez International, Inc. 4.000%, 02/01/24	1,800,000	1,932,570
Tyson Foods, Inc. 3.950%, 08/15/24	1,456,000	1,552,180

		8,035,068

Gas—0.3%
AGL Capital Corp. 3.500%, 09/15/21	1,000,000	1,022,047
4.400%, 06/01/43	375,000	343,613
6.000%, 10/01/34	1,000,000	1,139,427
Atmos Energy Corp. 4.125%, 10/15/44	450,000	456,595
4.150%, 01/15/43	460,000	459,810
8.500%, 03/15/19	200,000	236,892
CenterPoint Energy Resources Corp. 4.500%, 01/15/21	429,000	456,405
CenterPoint Energy, Inc. 6.500%, 05/01/18	706,000	763,896
Sempra Energy 2.875%, 10/01/22	1,625,000	1,606,228
3.550%, 06/15/24	709,000	719,502
4.050%, 12/01/23	1,054,000	1,107,957

		8,312,372

Healthcare-Products—0.2%
Becton Dickinson & Co. 2.675%, 12/15/19	145,000	148,552
3.734%, 12/15/24	184,000	195,887
Medtronic, Inc. 3.150%, 03/15/22	775,000	821,975
4.375%, 03/15/35	956,000	1,034,991
Thermo Fisher Scientific, Inc. 3.150%, 01/15/23	515,000	512,309
3.600%, 08/15/21	551,000	570,133
4.150%, 02/01/24	515,000	542,894

		3,826,741

MIST-107

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.2%
Aetna, Inc. 6.625%, 06/15/36	297,000	$377,342
Anthem, Inc. 2.300%, 07/15/18	751,000	759,545
3.500%, 08/15/24	1,035,000	1,047,502
4.650%, 08/15/44	324,000	321,933
5.950%, 12/15/34	272,000	313,506
Laboratory Corp. of America Holdings 3.200%, 02/01/22	682,000	691,380
Quest Diagnostics, Inc. 4.750%, 01/30/20	400,000	434,915
Roche Holdings, Inc. 3.350%, 09/30/24 (144A)	660,000	701,760
Texas Health Resources 4.330%, 11/15/55	250,000	255,652
UnitedHealth Group, Inc. 2.875%, 03/15/23	250,000	256,661
5.800%, 03/15/36	375,000	476,808

		5,637,004

Holding Companies-Diversified—0.1%
Hutchison Whampoa International, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,212,718

Household Products/Wares—0.0%
Kimberly-Clark Corp. 2.400%, 06/01/23	600,000	607,040

Insurance—1.0%
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	1,000,000	1,241,392
Allstate Corp. (The) 3.150%, 06/15/23	407,000	418,427
American International Group, Inc. 3.875%, 01/15/35	259,000	231,357
4.125%, 02/15/24	868,000	904,463
Aon plc 3.500%, 06/14/24	935,000	939,357
Berkshire Hathaway Finance Corp. 3.000%, 05/15/22	1,000,000	1,042,139
4.300%, 05/15/43	831,000	878,919
Berkshire Hathaway, Inc. 3.400%, 01/31/22	627,000	670,757
Chubb INA Holdings, Inc. 2.700%, 03/13/23	400,000	404,213
2.875%, 11/03/22	260,000	268,296
3.150%, 03/15/25	131,000	134,746
3.350%, 05/15/24	435,000	455,645
CNA Financial Corp. 6.950%, 01/15/18	550,000	592,412
7.350%, 11/15/19	500,000	577,164
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (144A)	700,000	759,030
Liberty Mutual Insurance Co. 7.875%, 10/15/26 (144A)	500,000	614,980
8.500%, 05/15/25 (144A)	300,000	378,515

Insurance—(Continued)
Lincoln National Corp. 4.850%, 06/24/21	350,000	380,063
6.250%, 02/15/20 (d)	800,000	893,805
Marsh & McLennan Cos., Inc. 2.350%, 03/06/20	453,000	456,402
3.500%, 03/10/25	621,000	631,384
Massachusetts Mutual Life Insurance Co. 5.625%, 05/15/33 (144A)	720,000	804,954
7.625%, 11/15/23 (144A)	550,000	679,494
MassMutual Global Funding II 5.250%, 07/31/18 (144A)	880,000	945,821
Nationwide Mutual Insurance Co. 8.250%, 12/01/31 (144A)	1,000,000	1,378,615
New York Life Global Funding 1.550%, 11/02/18 (144A)	317,000	317,720
Pacific Life Insurance Co. 9.250%, 06/15/39 (144A)	650,000	937,962
Pricoa Global Funding I 1.600%, 05/29/18 (144A)	1,678,000	1,672,476
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	2,150,000	2,775,753
Reliance Standard Life Global Funding II 3.050%, 01/20/21 (144A)	149,000	151,395
XLIT, Ltd. 6.375%, 11/15/24	921,000	1,072,740

		23,610,396

Internet—0.2%
Amazon.com, Inc. 3.800%, 12/05/24	1,020,000	1,117,549
4.800%, 12/05/34	815,000	915,464
eBay, Inc. 2.600%, 07/15/22	1,990,000	1,912,780
4.000%, 07/15/42	700,000	545,907

		4,491,700

Iron/Steel—0.0%
Nucor Corp. 4.000%, 08/01/23	1,049,000	1,093,310

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 2.750%, 08/20/21 (d)	360,000	370,321
3.250%, 12/01/24	393,000	409,341
3.750%, 11/24/23	769,000	824,949
7.150%, 02/15/19	1,000,000	1,154,679

		2,759,290

Machinery-Diversified—0.0%
Deere & Co. 8.100%, 05/15/30	600,000	879,324
Roper Technologies, Inc. 3.000%, 12/15/20	125,000	127,716

		1,007,040

MIST-108

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—1.1%
21st Century Fox America, Inc.
3.700%, 10/15/25 (d)	700,000	$732,946
6.550%, 03/15/33	370,000	443,898
6.900%, 03/01/19	900,000	1,023,982
CBS Corp. 3.700%, 08/15/24	874,000	900,366
4.900%, 08/15/44	135,000	131,116
5.500%, 05/15/33	255,000	268,439
5.900%, 10/15/40	125,000	135,091
CCO Safari II LLC 4.464%, 07/23/22 (144A)	674,000	704,511
6.384%, 10/23/35 (144A)	275,000	303,589
6.834%, 10/23/55 (144A)	400,000	431,666
Comcast Corp. 3.125%, 07/15/22	1,000,000	1,059,665
4.200%, 08/15/34	556,000	587,723
4.250%, 01/15/33	1,880,000	2,002,181
COX Communications, Inc. 2.950%, 06/30/23 (144A)	690,000	640,471
3.250%, 12/15/22 (144A)	1,010,000	974,000
4.800%, 02/01/35 (144A)	1,100,000	962,174
Discovery Communications LLC 3.300%, 05/15/22	625,000	616,090
4.375%, 06/15/21	1,240,000	1,299,774
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	212,000
Historic TW, Inc. 6.625%, 05/15/29	300,000	363,605
NBCUniversal Enterprise, Inc. 1.974%, 04/15/19 (144A)	1,000,000	1,015,403
Sky plc 3.750%, 09/16/24 (144A)	431,000	444,793
TCI Communications, Inc. 7.125%, 02/15/28	801,000	1,078,637
Thomson Reuters Corp. 3.950%, 09/30/21	2,252,000	2,370,511
5.850%, 04/15/40	100,000	109,403
Time Warner Cable, Inc. 8.250%, 04/01/19	1,300,000	1,513,427
Time Warner, Inc. 3.550%, 06/01/24	1,050,000	1,080,048
4.000%, 01/15/22 (d)	1,570,000	1,685,313
4.050%, 12/15/23 (d)	450,000	485,248
7.625%, 04/15/31	826,000	1,054,344
Viacom, Inc. 3.250%, 03/15/23	222,000	214,805
3.875%, 12/15/21	380,000	394,843
4.850%, 12/15/34	420,000	372,782
6.875%, 04/30/36	348,000	364,172

		25,977,016

Mining—0.3%
BHP Billiton Finance USA, Ltd. 2.050%, 09/30/18 (d)	437,000	441,160
2.875%, 02/24/22	200,000	200,678
3.850%, 09/30/23 (d)	1,000,000	1,029,880
5.000%, 09/30/43	414,000	421,165

Mining—(Continued)
Freeport-McMoRan, Inc. 3.550%, 03/01/22	650,000	453,375
3.875%, 03/15/23	1,043,000	706,632
5.400%, 11/14/34	497,000	304,412
5.450%, 03/15/43	472,000	289,100
Placer Dome, Inc. 6.450%, 10/15/35	700,000	643,163
Rio Tinto Finance USA plc 3.500%, 03/22/22	1,800,000	1,808,273
Teck Resources, Ltd. 3.750%, 02/01/23	257,000	169,461
4.750%, 01/15/22 (d)	2,063,000	1,423,470

		7,890,769

Miscellaneous Manufacturing—0.3%
Eaton Corp. 6.950%, 03/20/19	282,000	320,022
General Electric Co. 3.100%, 01/09/23	287,000	303,910
3.375%, 03/11/24 (d)	393,000	421,885
4.375%, 09/16/20	1,060,000	1,182,273
5.500%, 01/08/20	616,000	706,587
6.000%, 08/07/19	673,000	775,885
6.750%, 03/15/32	516,000	701,966
Illinois Tool Works, Inc. 1.950%, 03/01/19	252,000	255,457
Ingersoll-Rand Global Holding Co., Ltd. 2.875%, 01/15/19	400,000	409,035
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	320,000	321,228
Parker-Hannifin Corp. 3.300%, 11/21/24	143,000	150,434
4.450%, 11/21/44	333,000	362,275
Siemens Financieringsmaatschappij NV 5.750%, 10/17/16 (144A)	820,000	841,812
6.125%, 08/17/26 (144A)	800,000	1,038,254

		7,791,023

Multi-National—0.1%
African Development Bank 8.800%, 09/01/19	1,275,000	1,558,748

Office/Business Equipment—0.0%
Xerox Corp. 6.750%, 02/01/17	800,000	829,278

Oil & Gas—1.7%
Anadarko Finance Co. 7.500%, 05/01/31	805,000	871,640
Anadarko Holding Co. 7.150%, 05/15/28	949,000	977,046
Anadarko Petroleum Corp. 8.700%, 03/15/19	1,600,000	1,787,757
Apache Corp. 3.250%, 04/15/22	870,000	837,066
5.100%, 09/01/40	650,000	589,774

MIST-109

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
BP Capital Markets plc 1.375%, 11/06/17 (d)	500,000	$498,385
1.375%, 05/10/18	518,000	514,949
3.245%, 05/06/22	1,475,000	1,517,967
3.535%, 11/04/24	300,000	306,497
3.814%, 02/10/24	650,000	675,782
Canadian Natural Resources, Ltd. 1.750%, 01/15/18	500,000	487,552
3.900%, 02/01/25	512,000	460,180
6.250%, 03/15/38	200,000	183,966
Cenovus Energy, Inc. 3.000%, 08/15/22	660,000	586,812
6.750%, 11/15/39	600,000	574,466
Chevron Corp. 2.355%, 12/05/22	690,000	689,527
3.191%, 06/24/23	425,000	438,105
CNOOC Finance 2013, Ltd. 1.125%, 05/09/16	400,000	399,880
3.000%, 05/09/23	848,000	820,830
CNOOC Finance 2015 Australia Pty, Ltd. 2.625%, 05/05/20	393,000	393,335
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	787,396
Devon Energy Corp. 4.000%, 07/15/21	300,000	267,127
Devon Financing Co. LLC 7.875%, 09/30/31	886,000	868,791
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43	779,000	512,883
Ecopetrol S.A. 4.125%, 01/16/25	433,000	369,133
Ensco plc 4.700%, 03/15/21 (d)	450,000	314,042
5.200%, 03/15/25	228,000	127,680
5.750%, 10/01/44	185,000	91,575
EOG Resources, Inc. 4.100%, 02/01/21	880,000	930,362
5.100%, 01/15/36	314,000	324,032
Exxon Mobil Corp. 2.397%, 03/06/22	945,000	957,239
4.114%, 03/01/46	440,000	466,532
Korea National Oil Corp. 3.125%, 04/03/17 (144A)	426,000	433,076
Marathon Oil Corp. 2.800%, 11/01/22	900,000	732,903
6.600%, 10/01/37	200,000	164,785
Marathon Petroleum Corp. 3.625%, 09/15/24	371,000	339,251
Nabors Industries, Inc. 4.625%, 09/15/21	1,975,000	1,675,791
5.000%, 09/15/20	300,000	259,274
Noble Energy, Inc. 4.150%, 12/15/21	500,000	499,141
5.050%, 11/15/44	360,000	306,614
5.625%, 05/01/21	218,000	219,090

Oil & Gas—(Continued)
Noble Holding International, Ltd. 5.000%, 03/16/18	48,000	44,586
5.250%, 03/15/42	600,000	298,593
6.050%, 03/01/41	200,000	98,000
Petro-Canada 5.950%, 05/15/35	210,000	213,293
9.250%, 10/15/21	243,000	290,012
Petrobras Global Finance B.V. 3.250%, 03/17/17	1,000,000	981,250
7.875%, 03/15/19	245,000	234,955
Petroleos Mexicanos 4.250%, 01/15/25 (d)	326,000	301,958
4.500%, 01/23/26	1,169,000	1,088,923
4.875%, 01/18/24	317,000	310,739
5.625%, 01/23/46	738,000	620,215
6.375%, 01/23/45	918,000	850,986
Shell International Finance B.V. 3.400%, 08/12/23	420,000	435,326
4.300%, 09/22/19	800,000	865,448
6.375%, 12/15/38	600,000	734,579
Sinopec Group Overseas Development 2013, Ltd. 4.375%, 10/17/23 (144A)	1,246,000	1,333,641
Statoil ASA 1.150%, 05/15/18 (d)	389,000	386,203
2.650%, 01/15/24	393,000	382,871
3.250%, 11/10/24 (d)	399,000	403,444
6.700%, 01/15/18	180,000	195,137
7.250%, 09/23/27	1,040,000	1,351,897
Suncor Energy, Inc. 3.600%, 12/01/24 (d)	678,000	671,237
5.950%, 12/01/34	268,000	270,024
6.100%, 06/01/18	1,070,000	1,143,850
Tosco Corp. 7.800%, 01/01/27	700,000	855,092
Total Capital International S.A. 2.700%, 01/25/23	815,000	811,519
3.700%, 01/15/24	654,000	693,087
Transocean, Inc. 3.000%, 10/15/17 (d)	700,000	665,000
7.125%, 12/15/21 (d)	708,000	477,900

		41,267,998

Oil & Gas Services—0.2%
Cameron International Corp. 4.000%, 12/15/23	203,000	207,114
Halliburton Co. 4.850%, 11/15/35	170,000	169,990
6.750%, 02/01/27	650,000	789,823
7.450%, 09/15/39	200,000	251,385
8.750%, 02/15/21	350,000	436,710
Schlumberger Investment S.A. 2.400%, 08/01/22 (144A)	600,000	582,573
3.300%, 09/14/21 (144A)	650,000	669,494
3.650%, 12/01/23	614,000	637,608

		3,744,697

MIST-110

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—0.4%
AbbVie, Inc. 3.200%, 11/06/22	156,000	$161,324
4.500%, 05/14/35	290,000	301,313
Actavis Funding SCS 3.450%, 03/15/22	1,038,000	1,077,607
4.550%, 03/15/35	67,000	69,031
Actavis, Inc. 3.250%, 10/01/22	172,000	176,319
Allergan, Inc. 3.375%, 09/15/20	474,000	492,836
Baxalta, Inc. 5.250%, 06/23/45 (144A)	89,000	94,588
Bayer U.S. Finance LLC 2.375%, 10/08/19 (144A)	423,000	435,995
3.375%, 10/08/24 (144A)	472,000	497,608
Cardinal Health, Inc. 3.750%, 09/15/25	150,000	158,537
Express Scripts Holding Co. 3.500%, 06/15/24	300,000	297,331
3.900%, 02/15/22	900,000	938,365
Forest Laboratories LLC 5.000%, 12/15/21 (144A)	1,504,000	1,679,100
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	94,499
Medco Health Solutions, Inc. 4.125%, 09/15/20	800,000	847,436
Merck & Co., Inc. 2.350%, 02/10/22	343,000	349,555
2.800%, 05/18/23	625,000	652,168
3.700%, 02/10/45	60,000	61,058
Novartis Capital Corp. 3.400%, 05/06/24	863,000	925,795
Pfizer, Inc. 3.000%, 06/15/23	1,100,000	1,160,819
Sanofi 1.250%, 04/10/18	157,000	157,824
Zoetis, Inc. 1.875%, 02/01/18	93,000	92,912
4.700%, 02/01/43	26,000	24,451

		10,746,471

Pipelines—0.8%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	267,380
Boardwalk Pipelines L.P. 4.950%, 12/15/24	233,000	213,082
Buckeye Partners L.P. 2.650%, 11/15/18	400,000	397,150
4.875%, 02/01/21	600,000	605,955
5.850%, 11/15/43	75,000	65,426
Energy Transfer Partners L.P. 3.600%, 02/01/23	358,000	310,569
4.750%, 01/15/26	273,000	248,089
5.150%, 03/15/45	134,000	104,166
EnLink Midstream Partners L.P. 4.150%, 06/01/25	261,000	202,525

Pipelines—(Continued)
Enterprise Products Operating LLC 3.750%, 02/15/25	515,000	514,060
3.900%, 02/15/24	662,000	669,128
4.950%, 10/15/54	179,000	155,359
5.100%, 02/15/45	379,000	367,863
5.250%, 01/31/20	417,000	451,088
Gulf South Pipeline Co. L.P. 4.000%, 06/15/22	900,000	820,531
Magellan Midstream Partners L.P. 4.250%, 02/01/21	659,000	689,744
5.150%, 10/15/43	401,000	375,034
6.400%, 07/15/18	1,420,000	1,540,574
ONEOK Partners L.P. 3.375%, 10/01/22	140,000	125,641
3.800%, 03/15/20 (d)	145,000	138,282
4.900%, 03/15/25	1,000,000	942,134
6.650%, 10/01/36	950,000	883,687
Plains All American Pipeline L.P. / PAA Finance Corp. 2.600%, 12/15/19	176,000	166,645
2.850%, 01/31/23	975,000	826,876
3.600%, 11/01/24	900,000	776,124
4.900%, 02/15/45	814,000	626,848
Spectra Energy Capital LLC 3.300%, 03/15/23	308,000	272,717
5.650%, 03/01/20	2,200,000	2,261,090
6.750%, 07/15/18	218,000	232,176
8.000%, 10/01/19	1,000,000	1,099,431
Sunoco Logistics Partners Operations L.P. 4.250%, 04/01/24	233,000	213,885
4.400%, 04/01/21	270,000	265,142
4.950%, 01/15/43	394,000	310,821
5.300%, 04/01/44	200,000	164,983
5.350%, 05/15/45	633,000	531,626
TransCanada PipeLines, Ltd. 2.500%, 08/01/22	350,000	331,202
3.750%, 10/16/23	910,000	897,878
7.125%, 01/15/19	490,000	544,039
7.250%, 08/15/38	200,000	231,559

		19,840,509

Real Estate—0.0%
ProLogis L.P. 3.750%, 11/01/25	89,000	92,866
4.250%, 08/15/23	114,000	122,957

		215,823

Real Estate Investment Trusts—0.5%
American Tower Corp. 3.500%, 01/31/23	790,000	797,489
Boston Properties L.P. 3.850%, 02/01/23	800,000	842,221
4.125%, 05/15/21	500,000	535,794
Duke Realty L.P. 4.375%, 06/15/22	1,128,000	1,187,939

MIST-111

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Equity Commonwealth 5.875%, 09/15/20	800,000	$870,216
6.250%, 06/15/17	840,000	861,884
ERP Operating L.P. 2.375%, 07/01/19	538,000	541,535
4.625%, 12/15/21	150,000	166,905
4.750%, 07/15/20	578,000	631,835
HCP, Inc. 2.625%, 02/01/20	400,000	394,499
3.400%, 02/01/25	303,000	278,815
3.875%, 08/15/24	1,240,000	1,196,780
4.250%, 11/15/23	346,000	347,359
Simon Property Group L.P. 2.750%, 02/01/23	200,000	202,326
4.375%, 03/01/21	1,185,000	1,304,590
Ventas Realty L.P. 3.500%, 02/01/25	197,000	193,595
3.750%, 05/01/24	147,000	146,882
Ventas Realty L.P. / Ventas Capital Corp. 4.250%, 03/01/22	500,000	528,903
Welltower, Inc. 4.500%, 01/15/24	1,024,000	1,063,001
5.250%, 01/15/22	600,000	655,178

		12,747,746

Retail—0.5%
Advance Auto Parts, Inc. 4.500%, 01/15/22 (d)	1,001,000	1,060,136
Bed Bath & Beyond, Inc. 4.915%, 08/01/34	1,479,000	1,334,031
CVS Health Corp. 5.300%, 12/05/43	303,000	357,742
CVS Pass-Through Trust 6.204%, 10/10/25 (144A)	757,826	847,276
Home Depot, Inc. (The) 2.625%, 06/01/22	700,000	724,104
3.750%, 02/15/24	586,000	648,312
4.250%, 04/01/46	207,000	227,864
4.400%, 03/15/45	143,000	159,045
Lowe’s Cos., Inc. 3.120%, 04/15/22	900,000	954,769
3.125%, 09/15/24	276,000	290,397
Macy’s Retail Holdings, Inc. 3.625%, 06/01/24	559,000	547,007
3.875%, 01/15/22	450,000	462,717
4.375%, 09/01/23	154,000	158,183
4.500%, 12/15/34	420,000	341,037
6.375%, 03/15/37	300,000	295,223
McDonald’s Corp. 4.700%, 12/09/35	84,000	90,267
6.300%, 10/15/37	152,000	191,631
Target Corp. 3.500%, 07/01/24	484,000	530,878
Wal-Mart Stores, Inc. 3.300%, 04/22/24	575,000	620,104

Retail—(Continued)
Walgreens Boots Alliance, Inc. 3.300%, 11/18/21	599,000	616,805
4.500%, 11/18/34	349,000	338,924

		10,796,452

Semiconductors—0.1%
Intel Corp. 3.700%, 07/29/25	260,000	284,785
4.000%, 12/15/32	1,000,000	1,045,695

		1,330,480

Software—0.3%
Intuit, Inc. 5.750%, 03/15/17	967,000	1,004,877
Microsoft Corp. 3.500%, 02/12/35	296,000	289,884
3.625%, 12/15/23	711,000	778,655
4.000%, 02/12/55	310,000	304,476
Oracle Corp. 2.500%, 10/15/22	3,410,000	3,469,678
4.300%, 07/08/34	857,000	901,320
6.500%, 04/15/38	300,000	399,593

		7,148,483

Telecommunications—1.7%
America Movil S.A.B. de C.V. 1.632%, 09/12/16 (a)	1,700,000	1,699,325
3.125%, 07/16/22	600,000	615,832
5.000%, 03/30/20	1,000,000	1,106,471
AT&T, Inc. 3.000%, 02/15/22	3,440,000	3,509,994
3.000%, 06/30/22	991,000	1,005,409
3.800%, 03/15/22	2,632,000	2,773,562
3.875%, 08/15/21	350,000	372,441
3.950%, 01/15/25	213,000	221,378
4.450%, 05/15/21	350,000	382,351
4.500%, 05/15/35	726,000	715,907
4.750%, 05/15/46	296,000	288,735
6.300%, 01/15/38	200,000	229,528
6.350%, 03/15/40	530,000	614,828
6.375%, 03/01/41	300,000	349,309
BellSouth LLC 6.875%, 10/15/31	114,000	131,919
Cisco Systems, Inc. 3.000%, 06/15/22	278,000	295,255
3.625%, 03/04/24	700,000	768,438
5.900%, 02/15/39	900,000	1,163,711
Crown Castle Towers LLC 6.113%, 01/15/40 (144A)	1,000,000	1,103,336
Deutsche Telekom International Finance B.V. 2.250%, 03/06/17 (144A)	400,000	403,536
8.750%, 06/15/30	500,000	749,609
Embarq Corp. 7.082%, 06/01/16	747,000	751,802

MIST-112

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Orange S.A. 9.000%, 03/01/31	400,000	$606,954
Qwest Corp. 6.875%, 09/15/33	587,000	572,348
Rogers Communications, Inc. 4.100%, 10/01/23	736,000	793,039
8.750%, 05/01/32	940,000	1,302,978
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	210,000	215,447
5.134%, 04/27/20	551,000	609,724
6.421%, 06/20/16	500,000	505,361
Verizon Communications, Inc. 2.625%, 02/21/20	1,152,000	1,185,337
3.000%, 11/01/21	1,564,000	1,625,030
4.400%, 11/01/34	963,000	973,542
4.500%, 09/15/20	1,068,000	1,179,097
4.522%, 09/15/48	369,000	369,628
4.600%, 04/01/21	1,500,000	1,665,911
4.672%, 03/15/55	339,000	325,440
4.862%, 08/21/46	1,516,000	1,598,654
5.012%, 08/21/54	204,000	204,659
5.050%, 03/15/34	1,124,000	1,218,262
5.150%, 09/15/23	2,177,000	2,512,722
6.400%, 09/15/33	44,000	54,120
Verizon New England, Inc. 7.875%, 11/15/29	1,000,000	1,273,740
Verizon Pennsylvania LLC 6.000%, 12/01/28	260,000	288,998
8.750%, 08/15/31	1,300,000	1,752,887
Vodafone Group plc 1.500%, 02/19/18	300,000	299,683
6.150%, 02/27/37	500,000	562,848

		40,949,085

Transportation—0.4%
Burlington Northern Santa Fe LLC 3.050%, 09/01/22	300,000	314,911
7.950%, 08/15/30	1,185,000	1,711,479
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	1,072,388
Canadian Pacific Railway Co. 4.500%, 01/15/22	300,000	327,001
6.500%, 05/15/18	680,000	739,421
7.125%, 10/15/31	872,000	1,121,649
CSX Corp. 6.000%, 10/01/36	300,000	357,016
7.900%, 05/01/17	1,000,000	1,070,032
FedEx Corp. 3.900%, 02/01/35	382,000	369,793
Norfolk Southern Corp. 3.850%, 01/15/24	679,000	721,693
Ryder System, Inc. 2.450%, 09/03/19	555,000	555,521
3.500%, 06/01/17	485,000	494,022
Union Pacific Corp. 3.750%, 03/15/24	650,000	708,737

		9,563,663

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.500%, 06/15/19 (144A)	175,000	$173,996
2.875%, 07/17/18 (144A)	80,000	80,580
3.375%, 02/01/22 (144A)	848,000	841,938
4.250%, 01/17/23 (144A)	948,000	960,610

		2,057,124

Water—0.1%
American Water Capital Corp. 3.400%, 03/01/25	319,000	336,027
3.850%, 03/01/24	1,130,000	1,220,567

		1,556,594

Total Corporate Bonds & Notes (Cost $544,062,938)		535,821,049

Asset-Backed Securities—7.0%

Asset-Backed - Automobile—2.1%
Ally Auto Receivables Trust 0.790%, 01/15/18	491,209	491,009
0.930%, 06/20/17	616,680	616,532
1.030%, 09/20/17	660,000	659,528
1.210%, 12/20/17	396,000	395,998
1.240%, 11/15/18	405,000	405,187
American Credit Acceptance Receivables Trust 1.430%, 08/12/19 (144A)	333,442	332,766
2.260%, 03/10/20 (144A)	785,751	785,757
AmeriCredit Automobile Receivables Trust 0.900%, 09/10/18	162,618	162,472
BMW Vehicle Owner Trust 0.670%, 11/27/17	189,099	188,947
Carfinance Capital Auto Trust 1.440%, 11/16/20 (144A)	1,668,516	1,659,655
1.460%, 12/17/18 (144A)	219,563	219,364
1.750%, 06/15/21 (144A)	736,661	733,118
2.720%, 04/15/20 (144A)	375,000	375,404
2.750%, 11/15/18 (144A)	326,318	327,401
CarMax Auto Owner Trust 0.600%, 10/16/17	49,466	49,441
0.800%, 07/16/18	318,781	318,487
0.980%, 01/15/19	4,625,767	4,618,892
1.280%, 05/15/19	275,000	274,660
CarNow Auto Receivables Trust 1.890%, 11/15/18 (144A)	469,362	468,777
CPS Auto Receivables Trust 1.110%, 11/15/18 (144A)	1,761,097	1,751,529
1.210%, 08/15/18 (144A)	232,491	231,696
1.310%, 02/15/19 (144A)	1,660,915	1,651,875
1.310%, 06/15/20 (144A)	449,593	444,580
1.490%, 04/15/19 (144A)	837,398	832,665
1.530%, 07/15/19 (144A)	667,693	662,969
1.540%, 07/16/18 (144A)	585,525	584,320
1.640%, 04/16/18 (144A)	379,895	379,717

MIST-113

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
CPS Auto Receivables Trust
1.820%, 09/15/20 (144A)	679,826	$678,399
3.770%, 08/17/20 (144A)	558,000	552,548
4.000%, 02/16/21 (144A)	223,000	215,913
4.350%, 11/16/20 (144A)	450,000	434,682
Credit Acceptance Auto Loan Trust 1.550%, 10/15/21 (144A)	1,400,000	1,396,767
Drive Auto Receivables Trust 4.120%, 07/15/22 (144A)	1,177,000	1,167,675
DT Auto Owner Trust 0.980%, 04/16/18 (144A)	234,434	234,177
Exeter Automobile Receivables Trust 1.060%, 08/15/18 (144A)	264,598	264,126
1.290%, 05/15/18 (144A)	71,826	71,805
1.320%, 01/15/19 (144A)	961,674	958,987
2.770%, 11/15/19 (144A)	556,000	549,712
3.260%, 12/16/19 (144A)	335,000	330,676
Fifth Third Auto Trust 0.570%, 05/15/17	37,160	37,150
0.880%, 10/16/17	306,986	306,938
First Investors Auto Owner Trust 0.900%, 10/15/18 (144A)	5,818	5,816
1.060%, 11/15/18 (144A)	218,681	218,348
1.670%, 11/16/20 (144A)	276,000	274,772
Flagship Credit Auto Trust 1.210%, 04/15/19 (144A)	399,253	397,452
1.320%, 04/16/18 (144A)	90,522	90,494
1.430%, 12/16/19 (144A)	895,366	891,699
1.630%, 06/15/20 (144A)	849,645	839,449
1.940%, 01/15/19 (144A)	402,687	402,635
2.550%, 02/18/20 (144A)	245,000	242,058
2.840%, 11/16/20 (144A)	892,000	875,387
3.950%, 12/15/20 (144A)	440,000	415,146
Ford Credit Auto Lease Trust 0.890%, 09/15/17	1,288,413	1,288,130
1.100%, 11/15/17	484,000	483,948
Ford Credit Auto Owner Trust 0.900%, 10/15/18	733,881	733,358
GM Financial Automobile Leasing Trust 1.100%, 12/20/17	942,868	942,384
1.530%, 09/20/18	599,000	599,581
1.730%, 06/20/19	503,000	504,418
Harley Davidson Motorcycle Trust 0.650%, 07/16/18	230,465	230,277
Honda Auto Receivables Owner Trust 0.530%, 02/16/17	88,616	88,593
0.690%, 09/18/17	587,251	586,853
0.770%, 03/19/18	1,689,961	1,687,298
1.040%, 02/18/20	700,000	699,939
Hyundai Auto Receivables Trust 0.750%, 09/17/18	542,734	542,271
0.900%, 12/17/18	4,474,472	4,468,193
Nissan Auto Lease Trust 0.800%, 02/15/17	357,959	357,876
Nissan Auto Receivables Owner Trust 1.110%, 05/15/19	400,000	400,096

Asset-Backed - Automobile—(Continued)
Santander Drive Auto Receivables Trust 3.010%, 04/16/18	300,122	$300,543
Skopos Auto Receivables Trust 3.550%, 02/15/20 (144A)	417,549	417,085
SNAAC Auto Receivables Trust 1.030%, 09/17/18 (144A)	26,057	26,056
Tidewater Auto Receivables Trust 1.400%, 07/15/18 (144A)	738,846	738,373
1.850%, 12/15/18 (144A)	2,406,000	2,406,033
Toyota Auto Receivables Owner Trust 0.550%, 01/17/17	3,577	3,577
Volkswagen Auto Lease Trust 0.870%, 06/20/17	315,339	314,678
World Omni Auto Receivables Trust 0.830%, 08/15/18	411,897	411,504
1.320%, 01/15/20	476,000	476,877

		50,183,498

Asset-Backed - Credit Card—0.0%
Discover Card Execution Note Trust 1.040%, 04/15/19	1,080,000	1,081,208

Asset-Backed - Home Equity—0.0%
Asset-Backed Securities Corp. Home Equity Loan Trust 1.183%, 02/25/35 (a)	469,403	459,468

Asset-Backed - Other—4.8%
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	1,229,433	1,250,994
4.290%, 10/17/36 (144A)	300,000	307,677
4.596%, 12/17/36 (144A)	250,000	246,603
5.639%, 04/17/52 (144A)	500,000	475,752
6.231%, 10/17/36 (144A)	650,000	642,712
6.418%, 12/17/36 (144A)	300,000	297,166
American Tower Trust I 1.551%, 03/15/43 (144A)	1,145,000	1,144,155
3.070%, 03/15/48 (144A)	1,920,000	1,920,033
Axis Equipment Finance Receivables II LLC 1.750%, 03/20/17 (144A)	80,057	80,052
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	1,042,446	1,012,440
Carlyle Global Market Strategies Commodities Funding, Ltd. 2.522%, 10/15/21 (144A) (a) (f)	2,686,667	2,648,414
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A) (a) (f) (g)	1,078,519	312,770
Consumer Credit Origination Loan Trust 2.820%, 03/15/21 (144A)	474,402	474,535
FirstKey Lending Trust 2.553%, 03/09/47 (144A)	2,092,030	2,071,837
3.417%, 03/09/47 (144A)	1,442,000	1,451,746
GLC II Trust 4.000%, 12/18/20 (144A)	1,650,035	1,644,069
GLC Trust 3.000%, 07/15/21 (144A)	1,484,526	1,432,568

MIST-114

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
GMAT Trust 3.967%, 11/25/43 (144A)	738,118	$737,345
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	1,010,853	1,002,487
John Deere Owner Trust 0.600%, 03/15/17	72,527	72,507
KGS-Alpha SBA COOF Trust 1.576%, 03/25/39 (144A) (a) (b)	7,759,902	373,445
3.040%, 04/25/40 (144A) (a) (b)	2,266,028	289,627
LV Tower 52 Issuer LLC 5.500%, 07/15/19 (144A) (f)	1,547,947	1,516,059
7.500%, 07/15/19 (144A) (f)	1,050,864	996,324
Nationstar HECM Loan Trust 2.883%, 11/25/25 (144A)	1,100,088	1,098,197
4.115%, 11/25/25 (144A)	786,000	786,739
Navitas Equipment Receivables LLC 1.950%, 11/15/16 (144A)	60,117	60,095
NRPL Trust 3.875%, 11/01/54 (144A)	1,280,209	1,277,156
NRZ Advance Receivables Trust Advance Receivables Backed 3.196%, 11/15/47 (144A)	4,000,000	4,002,399
4.266%, 11/15/46 (144A)	2,000,000	1,998,288
Oak Hill Advisors Residential Loan Trust 3.352%, 04/25/54 (144A)	1,966,339	1,949,758
4.000%, 04/25/54 (144A)	857,000	848,412
4.000%, 01/25/55 (144A)	1,169,000	1,147,849
Ocwen Master Advance Receivables Trust 3.211%, 11/15/47 (144A)	2,934,000	2,936,330
4.196%, 11/15/47 (144A)	487,000	487,000
4.258%, 11/15/46 (144A)	563,000	561,987
4.687%, 11/15/47 (144A)	1,000,000	1,002,155
OnDeck Asset Securitization Trust 3.150%, 05/17/18 (144A)	2,602,000	2,591,876
OneMain Financial Issuance Trust 2.430%, 06/18/24 (144A)	2,744,000	2,737,108
2.470%, 09/18/24 (144A)	5,049,000	5,029,295
3.020%, 09/18/24 (144A)	1,864,000	1,801,393
3.190%, 03/18/26 (144A)	2,877,000	2,848,462
3.240%, 06/18/24 (144A)	321,000	313,960
3.850%, 03/18/26 (144A)	450,000	430,327
PFS Tax Lien Trust 1.440%, 05/15/29 (144A)	444,715	443,331
Progreso Receivables Funding II LLC 3.500%, 07/08/19 (144A)	3,500,000	3,504,979
Progreso Receivables Funding III LLC 3.625%, 02/08/20 (144A)	2,648,000	2,645,874
5.500%, 02/08/20 (144A)	680,000	674,729
Purchasing Power Funding LLC 4.750%, 12/15/19 (144A)	2,000,000	1,990,000
RBSHD Trust 4.685%, 10/25/47 (144A) (f)	1,115,120	1,115,091
Selene Non-Performing Loans LLC 2.981%, 05/25/54 (144A)	627,864	622,182
SpringCastle America Funding LLC 2.700%, 05/25/23 (144A)	5,309,504	5,287,634
4.610%, 10/25/27 (144A)	1,750,000	1,750,532

Asset-Backed - Other—(Continued)
Springleaf Funding Trust 2.410%, 12/15/22 (144A)	4,823,683	4,810,677
3.160%, 11/15/24 (144A)	2,305,000	2,280,913
3.450%, 12/15/22 (144A)	496,000	488,222
3.620%, 11/15/24 (144A)	725,000	688,681
Stanwich Mortgage Loan Co. LLC 3.228%, 04/16/59 (144A)	143,569	142,622
Sunset Mortgage Loan Co. LLC 3.721%, 11/16/44 (144A)	2,270,915	2,258,425
Trafigura Securitisation Finance plc 1.386%, 10/15/18 (144A) (a) (f)	3,188,000	3,138,721
Truman Capital Mortgage Loan Trust 3.125%, 04/25/53 (144A)	342,337	342,033
3.228%, 07/25/53 (144A)	586,478	583,888
4.000%, 06/25/54 (144A)	587,298	582,047
U.S. Residential Opportunity Fund II Trust 3.625%, 02/27/35 (144A)	1,236,165	1,215,099
U.S. Residential Opportunity Fund III Trust 3.721%, 01/27/35 (144A)	1,551,188	1,538,306
Vericrest Opportunity Loan Trust 3.375%, 10/25/58 (144A)	2,135,121	2,105,514
Vericrest Opportunity Loan Trust X LLC 3.375%, 10/26/54 (144A)	531,716	526,069
Vericrest Opportunity Loan Trust XIX LLC 3.875%, 04/25/55 (144A)	1,288,685	1,288,747
Vericrest Opportunity Loan Trust XXII LLC 3.500%, 02/25/55 (144A)	1,540,981	1,531,900
4.250%, 02/25/55 (144A)	499,121	477,200
Vericrest Opportunity Loan Trust XXIV LLC 3.500%, 02/25/55 (144A)	2,497,804	2,475,865
Vericrest Opportunity Loan Trust XXVI LLC 3.125%, 09/25/43 (144A)	2,996,619	2,952,387
4.250%, 09/25/43 (144A)	1,380,166	1,355,493
Vericrest Opportunity Loan Trust XXVII LLC 3.375%, 08/27/57 (144A)	3,133,148	3,085,137
Vericrest Opportunity Loan Trust XXX LLC 3.625%, 10/25/57 (144A)	2,262,445	2,228,645
Vericrest Opportunity Loan Trust XXXI LLC 3.375%, 02/25/55 (144A)	1,849,388	1,822,362
Vericrest Opportunity Loan Trust XXXIII LLC 3.500%, 03/25/55 (144A)	2,169,887	2,131,189
VML LLC 3.875%, 04/27/54 (144A) (a)	673,222	669,767
Westgate Resorts LLC 2.250%, 08/20/25 (144A)	543,977	544,020

		115,608,384

Asset-Backed - Student Loan—0.1%
Academic Loan Funding Trust 1.233%, 12/27/22 (144A) (a)	763,997	759,132
1.233%, 12/26/44 (144A) (a)	1,339,693	1,317,257

		2,076,389

Total Asset-Backed Securities (Cost $171,503,660)		169,408,947

MIST-115

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—5.5%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—2.6%
AJAX Mortgage Loan Trust 3.500%, 02/25/51 (144A) (a) (f)	303,824	$301,165
3.750%, 03/25/52 (144A) (a) (f)	1,363,006	1,353,453
3.750%, 10/25/57 (144A)	1,196,867	1,188,022
4.500%, 03/25/53 (144A) (f)	1,159,336	1,183,950
Banc of America Funding Trust 2.666%, 05/20/34 (a)	1,545,621	1,554,972
BCAP LLC 1.429%, 09/11/38 (144A) (a)	1,158,072	1,089,486
Bear Stearns ALT-A Trust 1.073%, 07/25/34 (a)	2,709,009	2,561,238
Countrywide Alternative Loan Trust 1.113%, 08/25/34 (a)	1,060,932	1,040,072
FDIC Trust 4.500%, 10/25/18 (144A)	21,904	21,908
Global Mortgage Securitization, Ltd. 0.753%, 11/25/32 (144A) (a)	1,013,015	948,124
HarborView Mortgage Loan Trust 2.787%, 05/19/34 (a)	1,693,121	1,667,628
Homeowner Assistance Program Reverse Mortgage Loan Trust 4.000%, 05/26/53 (144A) (f)	2,578,558	2,533,433
Impac CMB Trust 1.173%, 11/25/34 (a)	4,032,811	3,750,956
JPMorgan Mortgage Trust 2.716%, 08/25/34 (a)	344,058	344,545
MASTR Asset Securitization Trust 5.500%, 12/25/33	959,788	976,072
Merrill Lynch Mortgage Investors Trust 0.893%, 04/25/29 (a)	862,663	804,057
0.933%, 05/25/29 (a)	1,770,174	1,717,286
1.053%, 10/25/28 (a)	960,746	911,010
1.073%, 10/25/28 (a)	1,597,196	1,554,123
1.313%, 01/25/29 (a)	1,150,782	1,072,928
Sequoia Mortgage Trust 1.032%, 12/20/34 (a)	2,246,541	2,160,980
1.072%, 01/20/34 (a)	1,106,522	1,046,030
1.092%, 07/20/33 (a)	1,358,351	1,266,016
1.112%, 10/20/34 (a)	2,252,564	2,121,257
1.192%, 04/20/33 (a)	1,225,037	1,146,561
Springleaf Mortgage Loan Trust 1.780%, 12/25/65 (144A) (a)	2,934,908	2,935,702
1.870%, 09/25/57 (144A) (a)	1,067,966	1,067,812
2.310%, 06/25/58 (144A) (a)	1,240,000	1,238,765
3.140%, 06/25/58 (144A) (a)	792,000	790,829
3.520%, 12/25/65 (144A) (a)	2,177,000	2,185,835
3.790%, 09/25/57 (144A) (a)	1,274,000	1,282,582
3.790%, 06/25/58 (144A) (a)	603,000	602,066
4.480%, 12/25/65 (144A) (a)	3,000,000	3,012,679
Structured Adjustable Rate Mortgage Loan Trust 2.547%, 06/25/34 (a)	938,647	929,390
Structured Asset Mortgage Investments II Trust 1.132%, 01/19/34 (a)	1,780,573	1,706,222
1.132%, 03/19/34 (a)	2,025,127	1,947,063
Structured Asset Mortgage Investments Trust 1.332%, 05/19/33 (a)	2,080,112	2,032,317

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Securities Corp. Mortgage Loan Trust 1.033%, 10/25/27 (a)	480,612	$466,147
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.761%, 11/25/33 (a)	1,246,935	1,219,926
Thornburg Mortgage Securities Trust 1.073%, 09/25/43 (a)	1,092,684	1,046,954
2.229%, 12/25/44 (a)	1,534,385	1,507,366
2.527%, 04/25/45 (a)	3,332,778	3,277,038
Wells Fargo Mortgage Loan Trust 2.847%, 08/27/37 (144A) (a)	255,489	252,934
Wells Fargo Mortgage-Backed Securities Trust 2.785%, 03/25/35 (a)	2,282,199	2,327,187

		64,144,086

Commercial Mortgage-Backed Securities—2.9%
A10 Securitization LLC 2.400%, 11/15/25 (144A)	16,085	16,086
A10 Term Asset Financing LLC 1.720%, 04/15/33 (144A)	1,344,656	1,330,657
2.620%, 11/15/27 (144A)	1,043,218	1,030,151
3.020%, 04/15/33 (144A)	1,807,000	1,809,998
4.380%, 11/15/27 (144A)	425,000	414,460
ACRE Commercial Mortgage Trust 2.491%, 08/15/31 (144A) (a)	447,500	452,905
2.941%, 08/15/31 (144A) (a)	597,500	608,510
3.841%, 08/15/31 (144A) (a)	350,000	340,745
BAMLL Commercial Mortgage Securities Trust 4.214%, 08/15/46 (144A) (a)	1,200,000	1,141,099
Banc of America Commercial Mortgage Trust 5.492%, 02/10/51	1,900,354	1,964,732
5.618%, 04/10/49 (a)	1,000,000	1,022,921
5.889%, 07/10/44 (a)	796,472	796,532
BB-UBS Trust 2.892%, 06/05/30 (144A)	1,250,000	1,243,603
3.430%, 11/05/36 (144A)	2,950,000	3,009,820
Bear Stearns Commercial Mortgage Securities Trust 1.128%, 06/11/50 (144A) (a)	1,500,000	1,436,863
CGBAM Commercial Mortgage Trust 1.236%, 02/15/31 (144A) (a)	1,080,184	1,067,815
Citigroup Commercial Mortgage Trust 2.110%, 01/12/30 (144A)	536,536	539,312
Commercial Mortgage Pass-Through Certificates 0.218%, 07/10/45 (144A) (a) (b)	120,000,000	1,737,576
1.238%, 08/13/27 (144A) (a)	990,000	967,004
1.277%, 02/13/32 (144A) (a)	2,605,000	2,552,078
2.033%, 02/13/32 (144A) (a)	1,000,000	976,512
Commercial Mortgage Trust 1.338%, 06/11/27 (144A) (a)	4,937,000	4,882,650
2.365%, 02/10/29 (144A)	2,789,132	2,806,536
2.987%, 04/12/35 (144A) (a)	1,871,000	1,907,345
4.353%, 08/10/30 (144A)	3,000,000	3,341,243

MIST-116

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
COOF Securitization Trust, Ltd. 3.034%, 06/25/40 (144A) (a) (b)	2,884,745	$349,920
DBRR Trust 1.636%, 12/18/49 (144A) (a)	1,018,389	1,016,638
GS Mortgage Securities Corp. II 2.706%, 12/10/27 (144A)	273,562	279,262
GS Mortgage Securities Corp. Trust 2.318%, 01/10/30 (144A)	733,000	739,555
3.551%, 04/10/34 (144A)	3,500,000	3,725,683
GS Mortgage Securities Trust 5.315%, 08/10/44 (144A) (a)	500,000	504,699
Hilton Mortgage Trust 1.336%, 07/15/29 (144A) (a)	570,000	566,970
JPMorgan Chase Commercial Mortgage Securities Trust 5.716%, 02/15/51	2,825,686	2,921,111
KGS-Alpha SBA COOF Trust 0.590%, 05/25/39 (144A) (a) (b)	8,645,490	164,805
0.856%, 08/25/38 (144A) (a) (b)	9,832,109	270,383
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	811,002
LB-UBS Commercial Mortgage Trust 5.430%, 02/15/40	1,216,841	1,242,452
Morgan Stanley Bank of America Merrill Lynch Trust 3.669%, 02/15/47	3,000,000	3,189,550
Morgan Stanley Re-REMIC Trust 0.250%, 07/27/49 (144A)	1,500,000	1,384,618
2.000%, 07/27/49 (144A)	602,746	598,225
National Credit Union Administration Guaranteed Notes Trust 2.900%, 10/29/20	1,174,901	1,175,572
NCUA Guaranteed Notes Trust 2.650%, 10/29/20	680,343	680,978
NorthStar 2.283%, 08/25/29 (144A) (a)	607,081	606,171
5.436%, 08/25/29 (144A) (a)	880,000	869,400
ORES NPL LLC 3.081%, 09/25/25 (144A)	108,058	107,517
RAIT Trust 1.686%, 12/15/31 (144A) (a)	1,014,203	998,472
2.236%, 12/15/31 (144A) (a)	1,489,836	1,456,285
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	547,630
UBS-Barclays Commercial Mortgage Trust 3.244%, 04/10/46	2,228,000	2,319,645
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,400,000	1,435,266
3.808%, 12/13/29 (144A)	2,500,000	2,637,570
Wells Fargo Commercial Mortgage Trust 2.710%, 03/18/28 (144A) (a)	1,000,000	1,019,899
WF-RBS Commercial Mortgage Trust 4.179%, 03/15/45 (144A) (a)	300,000	267,424

		69,283,855

Total Mortgage-Backed Securities (Cost $133,819,455)		133,427,941

Foreign Government—1.3%
Security Description	Shares/ Principal Amount*	Value

Electric—0.1%
Hydro-Quebec 8.050%, 07/07/24	1,100,000	1,521,383
9.400%, 02/01/21	845,000	1,112,726

		2,634,109

Provincial—0.0%
Province of Quebec Canada 7.125%, 02/09/24	200,000	262,408

Sovereign—1.2%
Colombia Government International Bonds 4.000%, 02/26/24 (d)	423,000	425,115
5.000%, 06/15/45	749,000	696,570
5.625%, 02/26/44	200,000	199,000
Israel Government AID Bonds Zero Coupon, 11/01/22	8,000,000	6,991,904
Zero Coupon, 08/15/23	1,960,000	1,665,314
Zero Coupon, 02/15/24	5,000,000	4,182,055
Zero Coupon, 02/15/25	2,000,000	1,618,322
Zero Coupon, 08/15/25	2,500,000	1,988,047
Mexico Government International Bonds 3.500%, 01/21/21	2,948,000	3,051,180
3.600%, 01/30/25 (d)	537,000	547,740
4.000%, 10/02/23	1,374,000	1,439,265
4.600%, 01/23/46	222,000	216,450
5.550%, 01/21/45	737,000	816,228
5.750%, 10/12/10	500,000	506,250
Panama Government International Bond 4.000%, 09/22/24	323,000	339,150
Peruvian Government International Bond 5.625%, 11/18/50	73,000	82,125
Poland Government International Bond 4.000%, 01/22/24	930,000	992,961
South Africa Government International Bonds 5.375%, 07/24/44 (d)	1,077,000	1,064,248
5.875%, 09/16/25 (d)	384,000	415,430
Turkey Government International Bonds 4.250%, 04/14/26 (d)	455,000	442,970
5.750%, 03/22/24	500,000	542,300

		28,222,624

Total Foreign Government (Cost $30,670,631)		31,119,141

Short-Term Investments—5.4%

Mutual Fund—3.4%
State Street Navigator Securities Lending MET Portfolio (h)	81,063,868	81,063,868

MIST-117

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $47,848,694 on 04/01/16, collateralized by $47,255,000 U.S. Treasury Notes with rates ranging from 1.750% - 2.625%, maturity dates ranging from 10/31/20 - 11/15/20, with a value of $48,807,581.	47,848,654	$47,848,654

Total Short-Term Investments (Cost $128,912,522)		128,912,522

Total Investments—102.9% (Cost $2,443,460,507) (i)		2,474,091,742
Other assets and liabilities (net)—(2.9)%		(70,626,753)

Net Assets—100.0%		$2,403,464,989

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Interest only security.
(c)	Principal only security.
(d)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $84,033,218 and the collateral received consisted of cash in the amount of $81,063,868 and non-cash collateral with a value of $4,521,195. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(e)	Principal amount of security is adjusted for inflation.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $15,099,380, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent less than 0.05% of net assets.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(i)	As of March 31, 2016, the aggregate cost of investments was $2,443,460,507. The aggregate unrealized appreciation and depreciation of investments were $66,658,329 and $(36,027,094), respectively, resulting in net unrealized appreciation of $30,631,235.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $307,117,693, which is 12.8% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
AJAX Mortgage Loan Trust, 3.750%, 03/25/52	01/28/13	$1,363,006	$1,358,639	$1,353,453
AJAX Mortgage Loan Trust, 4.500%, 03/25/53	03/20/13	1,159,336	1,154,640	1,183,950
AJAX Mortgage Loan Trust, 3.500%, 02/25/51	11/15/13	303,824	301,799	301,165
Carlyle Global Market Strategies Commodities Funding, Ltd., 2.522%, 10/15/21	05/22/14	2,686,667	2,686,667	2,648,414
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/13	1,078,519	1,078,519	312,770
Homeowner Assistance Program Reverse Mortgage Loan Trust, 4.000%, 05/26/53	05/03/13	2,578,558	2,541,928	2,533,433
LV Tower 52 Issuer LLC, 5.500%, 07/15/19	08/04/15	1,547,947	1,544,077	1,516,059
LV Tower 52 Issuer LLC, 7.500%, 07/15/19	08/04/15	1,050,864	1,048,237	996,324
RBSHD Trust, 4.685%, 10/25/47	09/27/13	1,115,120	1,115,120	1,115,091
Trafigura Securitisation Finance plc, 1.386%, 10/15/18	01/30/14	3,188,000	3,188,000	3,138,721

				$15,099,380

MIST-118

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,475,402,142	$—	$1,475,402,142
Total Corporate Bonds & Notes*	—	535,821,049	—	535,821,049
Asset-Backed Securities
Asset-Backed - Automobile	—	50,183,498	—	50,183,498
Asset-Backed - Credit Card	—	1,081,208	—	1,081,208
Asset-Backed - Home Equity	—	459,468	—	459,468
Asset-Backed - Other	—	115,295,614	312,770	115,608,384
Asset-Backed - Student Loan	—	2,076,389	—	2,076,389
Total Asset-Backed Securities	—	169,096,177	312,770	169,408,947
Total Mortgage-Backed Securities*	—	133,427,941	—	133,427,941
Total Foreign Government*	—	31,119,141	—	31,119,141
Short-Term Investments
Mutual Fund	81,063,868	—	—	81,063,868
Repurchase Agreement	—	47,848,654	—	47,848,654
Total Short-Term Investments	81,063,868	47,848,654	—	128,912,522
Total Investments	$81,063,868	$2,392,715,104	$312,770	$2,474,091,742

Collateral for Securities Loaned (Liability)	$—	$(81,063,868)	$—	$(81,063,868)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2016	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2016
Asset-Backed Securities
Asset-Backed - Other	$312,770	$—	$312,770	$—

MIST-119

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—31.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Airbus Group SE	57,928	$3,843,871
BAE Systems plc	256,878	1,872,183
Honeywell International, Inc.	19,391	2,172,762
L-3 Communications Holdings, Inc.	6,964	825,234
Northrop Grumman Corp.	3,371	667,121
Safran S.A.	41,305	2,888,200
Textron, Inc.	2,662	97,056
Thales S.A.	60,744	5,319,933
United Technologies Corp.	21,573	2,159,457

		19,845,817

Air Freight & Logistics—0.1%
Yamato Holdings Co., Ltd. (a)	110,600	2,207,057

Airlines—0.2%
Delta Air Lines, Inc.	11,174	543,950
Japan Airlines Co., Ltd.	50,500	1,849,014
United Continental Holdings, Inc. (b)	16,294	975,359

		3,368,323

Auto Components—0.2%
Bridgestone Corp.	68,200	2,541,579
Continental AG	9,342	2,126,086
Johnson Controls, Inc.	2,569	100,114
Magna International, Inc.	2,093	89,915

		4,857,694

Automobiles—0.8%
Astra International Tbk PT	2,015,500	1,101,504
Bayerische Motoren Werke AG	18,740	1,721,241
Daimler AG	17,859	1,369,157
Ford Motor Co. (a)	41,237	556,700
Geely Automobile Holdings, Ltd.	770,000	379,383
General Motors Co.	6,675	209,795
Hyundai Motor Co.	13,860	1,847,546
Mahindra & Mahindra, Ltd. (GDR)	97,070	1,742,407
Renault S.A.	20,288	2,013,141
Toyota Motor Corp.	70,000	3,691,687

		14,632,561

Banks—2.5%
Australia & New Zealand Banking Group, Ltd.	123,006	2,198,459
Banco Santander Chile (ADR)	32,060	620,361
Bank Central Asia Tbk PT	653,000	654,821
Bank of America Corp.	178,738	2,416,538
Bank Rakyat Indonesia Persero Tbk PT	1,227,600	1,057,267
BB&T Corp.	4,337	144,292
BNP Paribas S.A.	82,308	4,127,215
Capitec Bank Holdings, Ltd.	13,750	532,160
Citigroup, Inc.	59,475	2,483,081
Comerica, Inc. (a)	5,347	202,491
Credicorp, Ltd.	6,700	877,767
Fifth Third Bancorp (a)	8,055	134,438
Grupo Financiero Banorte S.A.B. de C.V. - Class O	117,300	664,742

Banks—(Continued)
HDFC Bank, Ltd. (ADR) (a)	94,280	5,810,476
HSBC Holdings plc	708,579	4,390,586
ING Groep NV	239,097	2,879,186
Itau Unibanco Holding S.A. (ADR) (a)	146,364	1,257,267
KeyCorp	26,551	293,123
Mitsubishi UFJ Financial Group, Inc.	817,000	3,783,043
Mizuho Financial Group, Inc. (a)	603,500	900,872
Nordea Bank AB	182,093	1,747,653
Public Bank Bhd	107,000	515,033
Sberbank of Russia PJSC (ADR)	155,990	1,082,571
Siam Commercial Bank PCL (The)	275,600	1,104,593
Societe Generale S.A.	22,475	826,771
Sumitomo Mitsui Financial Group, Inc.	45,200	1,369,395
Sumitomo Mitsui Trust Holdings, Inc.	371,000	1,085,789
SVB Financial Group (b)	1,699	173,383
Turkiye Garanti Bankasi A/S	216,435	632,062
Wells Fargo & Co.	75,295	3,641,266

		47,606,701

Beverages—1.1%
Ambev S.A. (ADR)	252,650	1,308,727
Anheuser-Busch InBev S.A.	27,605	3,441,281
Boston Beer Co., Inc. (The) - Class A (a) (b)	1,472	272,423
Britvic plc	362,620	3,690,424
Coca-Cola Co. (The)	26,921	1,248,865
Constellation Brands, Inc. - Class A	5,612	847,917
Dr Pepper Snapple Group, Inc.	2,021	180,718
Molson Coors Brewing Co. - Class B (a)	13,318	1,280,925
PepsiCo, Inc.	27,178	2,785,201
SABMiller plc	62,787	3,837,011
Suntory Beverage & Food, Ltd.	27,900	1,253,695
Tsingtao Brewery Co., Ltd. - Class H (a)	166,000	630,134

		20,777,321

Biotechnology—0.4%
Alexion Pharmaceuticals, Inc. (b)	4,144	576,928
Biogen, Inc. (b)	5,008	1,303,683
BioMarin Pharmaceutical, Inc. (b)	2,684	221,376
Celgene Corp. (b)	17,005	1,702,030
Genmab A/S (b)	10,985	1,520,821
Gilead Sciences, Inc.	23,174	2,128,764
Regeneron Pharmaceuticals, Inc. (b)	189	68,123
Vertex Pharmaceuticals, Inc. (b)	5,790	460,247

		7,981,972

Building Products—0.2%
Allegion plc	6,874	437,942
Daikin Industries, Ltd. (a)	30,300	2,263,259
Masco Corp.	20,976	659,695

		3,360,896

Capital Markets—0.7%
3i Group plc	424,015	2,765,069
Ameriprise Financial, Inc.	1,648	154,929
Bank of New York Mellon Corp. (The)	4,659	171,591

MIST-120

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
BlackRock, Inc.	2,180	$742,443
Charles Schwab Corp. (The)	30,150	844,803
Goldman Sachs Group, Inc. (The)	3,615	567,483
Henderson Group plc	243,308	897,425
Invesco, Ltd.	29,303	901,653
Morgan Stanley	50,827	1,271,183
Schroders plc	27,652	1,059,389
State Street Corp.	11,265	659,228
TD Ameritrade Holding Corp.	8,691	274,027
UBS Group AG	157,785	2,527,235

		12,836,458

Chemicals—0.3%
Axiall Corp. (a)	5,963	130,232
Chr Hansen Holding A/S	26,279	1,763,030
Dow Chemical Co. (The)	20,054	1,019,946
E.I. du Pont de Nemours & Co.	18,013	1,140,583
Eastman Chemical Co. (a)	7,765	560,866
Linde AG	8,881	1,293,625
Monsanto Co.	977	85,722
Mosaic Co. (The) (a)	28,478	768,906

		6,762,910

Commercial Services & Supplies—0.1%
Rentokil Initial plc	952,157	2,410,724

Communications Equipment—0.2%
Cisco Systems, Inc.	43,523	1,239,100
Nokia Oyj	301,526	1,791,237

		3,030,337

Construction & Engineering—0.2%
Fluor Corp.	15,992	858,770
Kajima Corp. (a)	373,000	2,334,411

		3,193,181

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	2,332	371,977
Siam Cement PCL (The)	61,300	815,097

		1,187,074

Consumer Finance—0.1%
Capital One Financial Corp.	5,071	351,471
Discover Financial Services	10,412	530,179
Synchrony Financial (b)	16,724	479,310

		1,360,960

Containers & Packaging—0.1%
Crown Holdings, Inc. (b)	13,003	644,819
Sealed Air Corp.	2,200	105,622
WestRock Co.	10,903	425,544

		1,175,985

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc. - Class B (b)	18,701	2,653,298
FirstRand, Ltd. (a)	401,560	1,310,412
Intercontinental Exchange, Inc.	3,430	806,530
ORIX Corp.	166,900	2,371,649
Remgro, Ltd.	67,330	1,140,332
Voya Financial, Inc.	6,417	191,034

		8,473,255

Diversified Telecommunication Services—1.7%
AT&T, Inc.	58,633	2,296,655
BT Group plc	212,364	1,337,542
Deutsche Telekom AG	269,416	4,833,157
Nippon Telegraph & Telephone Corp.	192,000	8,255,534
Orange S.A.	283,397	4,951,795
PCCW, Ltd.	4,543,000	2,929,163
Singapore Telecommunications, Ltd.	1,865,200	5,256,337
Telecom Italia S.p.A. (a) (b)	1,617,360	1,744,032
Telenor ASA	39,538	638,562
Verizon Communications, Inc.	17,417	941,911

		33,184,688

Electric Utilities—1.0%
American Electric Power Co., Inc.	14,341	952,242
Edison International	17,485	1,256,997
Endesa S.A.	59,269	1,134,966
Enel S.p.A.	1,780,512	7,880,532
Iberdrola S.A.	687,329	4,574,040
NextEra Energy, Inc.	10,708	1,267,185
PPL Corp.	26,175	996,482
Xcel Energy, Inc.	29,807	1,246,529

		19,308,973

Electrical Equipment—0.1%
Eaton Corp. plc	22,141	1,385,141

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A	1,828	105,695
Corning, Inc.	3,441	71,883
Delta Electronics, Inc.	237,867	1,042,289
Keyence Corp.	4,800	2,616,683
Murata Manufacturing Co., Ltd.	16,200	1,945,997
TE Connectivity, Ltd. (a)	17,829	1,103,972

		6,886,519

Energy Equipment & Services—0.1%
Baker Hughes, Inc.	5,743	251,716
Halliburton Co.	16,677	595,702
National Oilwell Varco, Inc. (a)	2,612	81,233
Schlumberger, Ltd. (a)	6,984	515,070
Technip S.A.	24,032	1,328,886

		2,772,607

Food & Staples Retailing—0.6%
Costco Wholesale Corp.	8,189	1,290,423
CVS Health Corp. (a)	459	47,612

MIST-121

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Delhaize Group S.A.	29,090	$3,031,098
Distribuidora Internacional de Alimentacion S.A. (a)	134,571	695,928
Kroger Co. (The) (a)	21,972	840,429
Magnit PJSC (GDR)	26,840	1,072,258
President Chain Store Corp.	154,000	1,121,098
Seven & I Holdings Co., Ltd.	35,100	1,490,803
Shoprite Holdings, Ltd. (a)	62,850	737,593
Sun Art Retail Group, Ltd. (a)	807,000	569,381
Wal-Mart de Mexico S.A.B. de C.V.	319,340	755,970
Wal-Mart Stores, Inc. (a)	320	21,917
Walgreens Boots Alliance, Inc.	2,321	195,521

		11,870,031

Food Products—0.5%
Archer-Daniels-Midland Co.	3,806	138,196
Associated British Foods plc	28,931	1,386,511
Hershey Co. (The) (a)	7,659	705,317
Marine Harvest ASA (b)	90,458	1,394,911
Mead Johnson Nutrition Co.	836	71,035
Mondelez International, Inc. - Class A	43,128	1,730,295
Nestle S.A.	20,239	1,511,317
NH Foods, Ltd. (a)	50,000	1,099,594
Tiger Brands, Ltd.	20,350	447,279
Tingyi Cayman Islands Holding Corp. (a)	328,000	364,662

		8,849,117

Gas Utilities—0.4%
Enagas S.A.	31,412	942,084
Snam S.p.A.	977,490	6,113,996
UGI Corp.	5,882	236,986

		7,293,066

Health Care Equipment & Supplies—0.4%
Abbott Laboratories	34,887	1,459,323
Boston Scientific Corp. (b)	64,210	1,207,790
Hoya Corp.	57,600	2,189,887
Smith & Nephew plc	118,977	1,953,935
Stryker Corp. (a)	4,878	523,361

		7,334,296

Health Care Providers & Services—0.5%
Aetna, Inc.	9,938	1,116,534
Cigna Corp.	2,814	386,193
Express Scripts Holding Co. (b)	3,810	261,709
HCA Holdings, Inc. (b)	1,410	110,051
Humana, Inc. (a)	5,677	1,038,607
Korian S.A.	15,072	443,128
McKesson Corp.	11,486	1,806,173
Quest Diagnostics, Inc.	1,948	139,185
Spire Healthcare Group plc	248,514	1,276,509
UnitedHealth Group, Inc.	16,894	2,177,637

		8,755,726

Hotels, Restaurants & Leisure—0.3%
Chipotle Mexican Grill, Inc. (a) (b)	211	99,375
InterContinental Hotels Group plc	34,929	1,433,668
Oriental Land Co., Ltd.	7,400	524,039
Royal Caribbean Cruises, Ltd. (a)	11,641	956,308
Sands China, Ltd.	259,600	1,056,728
Starbucks Corp.	17,854	1,065,884
Yum! Brands, Inc.	5,072	415,143

		5,551,145

Household Durables—0.2%
D.R. Horton, Inc.	15,588	471,225
Electrolux AB - Series B	66,562	1,750,716
Harman International Industries, Inc. (a)	6,669	593,808
PulteGroup, Inc.	23,057	431,397
Taylor Wimpey plc	487,102	1,325,975
Toll Brothers, Inc. (a) (b)	5,717	168,709

		4,741,830

Household Products—0.4%
Kimberly-Clark Corp.	12,603	1,695,230
Procter & Gamble Co. (The)	26,127	2,150,513
Reckitt Benckiser Group plc	29,745	2,872,350
Unilever Indonesia Tbk PT	152,200	492,638

		7,210,731

Industrial Conglomerates—0.4%
Bidvest Group, Ltd. (The) (a)	61,769	1,559,988
CK Hutchison Holdings, Ltd.	109,652	1,421,907
Danaher Corp.	3,297	312,753
General Electric Co.	57,095	1,815,050
Jardine Matheson Holdings, Ltd.	28,300	1,615,063
KOC Holding A/S	106,110	538,165

		7,262,926

Insurance—1.6%
AIA Group, Ltd.	521,600	2,957,922
Allianz SE	18,002	2,926,446
American International Group, Inc.	19,787	1,069,487
Arthur J. Gallagher & Co.	6,791	302,064
Aviva plc	166,428	1,083,548
AXA S.A.	223,538	5,255,341
Chubb, Ltd.	14,500	1,727,675
Legal & General Group plc	520,620	1,747,454
Lincoln National Corp.	2,601	101,959
Muenchener Rueckversicherungs-Gesellschaft AG	15,752	3,203,534
Prudential Financial, Inc.	12,702	917,339
Prudential plc	158,074	2,931,844
Sanlam, Ltd.	131,470	609,265
Sompo Japan Nipponkoa Holdings, Inc.	62,600	1,772,067
Swiss Re AG	19,873	1,830,589
Tokio Marine Holdings, Inc.	56,500	1,906,239
XL Group plc	19,170	705,456

		31,048,229

MIST-122

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (b)	4,755	$2,822,758

Internet Software & Services—0.7%
Alphabet, Inc. - Class A (b)	3,621	2,762,461
Alphabet, Inc. - Class C (b)	3,823	2,847,944
Baidu, Inc. (ADR) (b)	8,860	1,691,197
Facebook, Inc. - Class A (b)	31,699	3,616,856
Mail.ru Group, Ltd. (GDR) (b)	18,889	409,891
Tencent Holdings, Ltd.	108,800	2,223,921

		13,552,270

IT Services—0.8%
Accenture plc - Class A	24,281	2,802,027
Automatic Data Processing, Inc.	1,293	115,995
Cap Gemini S.A.	42,591	3,998,079
Cielo S.A.	91,880	893,592
Cognizant Technology Solutions Corp. - Class A (b)	17,840	1,118,568
Fidelity National Information Services, Inc. (a)	13,560	858,484
Global Payments, Inc. (a)	1,553	101,411
Infosys, Ltd. (ADR) (a)	163,680	3,113,194
MasterCard, Inc. - Class A	2,007	189,661
PayPal Holdings, Inc. (b)	5,208	201,029
Tata Consultancy Services, Ltd.	5,780	220,776
Vantiv, Inc. - Class A (b)	3,974	214,119
Visa, Inc. - Class A (a)	24,749	1,892,804

		15,719,739

Life Sciences Tools & Services—0.1%
Illumina, Inc. (a)(b)	3,373	546,797
Thermo Fisher Scientific, Inc.	4,860	688,127

		1,234,924

Machinery—0.3%
Caterpillar, Inc. (a)	1,298	99,349
Cummins, Inc. (a)	6,990	768,481
Deere & Co. (a)	1,489	114,638
DMG Mori Co., Ltd. (a)	118,400	1,084,180
Ingersoll-Rand plc (a)	4,399	272,782
PACCAR, Inc. (a)	19,684	1,076,518
Parker-Hannifin Corp. (a)	1,873	208,053
Pentair plc (a)	1,918	104,071
Snap-on, Inc.	686	107,695
Stanley Black & Decker, Inc.	8,383	881,975
WEG S.A.	133,692	520,914

		5,238,656

Media—1.2%
CBS Corp. - Class B (a)	6,414	353,347
Charter Communications, Inc. - Class A (a) (b)	4,596	930,368
Comcast Corp. - Class A	41,896	2,559,008
Dentsu, Inc. (a)	40,600	2,036,978
DISH Network Corp. - Class A (b)	10,651	492,715
Informa plc	320,158	3,186,034
Lagardere SCA	25,228	669,122

Media—(Continued)
Naspers, Ltd. - N Shares	5,040	701,269
RTL Group S.A. (Brussels Exchange)	17,682	1,494,447
Time Warner Cable, Inc.	2,481	507,662
Time Warner, Inc.	29,823	2,163,659
Twenty-First Century Fox, Inc. - Class A	68,706	1,915,523
Wolters Kluwer NV	84,246	3,356,273
WPP plc	88,410	2,060,282

		22,426,687

Metals & Mining—0.3%
Newmont Mining Corp.	5,474	145,499
Nippon Steel & Sumitomo Metal Corp. (a)	85,500	1,641,297
Norsk Hydro ASA	562,654	2,307,258
Rio Tinto plc	57,771	1,630,253
United States Steel Corp. (a)	1,991	31,956
Vale S.A. (ADR)	96,410	300,799

		6,057,062

Multi-Utilities—0.1%
Centrica plc	519,623	1,692,413
CMS Energy Corp.	6,293	267,075
Sempra Energy	2,817	293,109

		2,252,597

Multiline Retail—0.1%
Dollar General Corp. (a)	10,694	915,406
Lojas Renner S.A.	117,700	680,540
Target Corp.	6,650	547,162

		2,143,108

Oil, Gas & Consumable Fuels—1.1%
Cabot Oil & Gas Corp.	23,100	524,601
Chevron Corp.	24,783	2,364,298
CNOOC, Ltd.	702,000	822,508
Columbia Pipeline Group, Inc.	1,391	34,914
ConocoPhillips	17,856	719,061
Diamondback Energy, Inc. (a) (b)	4,913	379,185
Eni S.p.A.	30,888	466,879
EOG Resources, Inc.	9,963	723,115
EQT Corp.	8,946	601,708
Exxon Mobil Corp.	36,209	3,026,710
Hess Corp.	2,156	113,514
Kinder Morgan, Inc. (a)	14,317	255,702
Lukoil PJSC (ADR)	30,110	1,156,676
Marathon Petroleum Corp.	3,479	129,349
Occidental Petroleum Corp.	19,315	1,321,726
Oil Search, Ltd.	286,348	1,488,401
Pioneer Natural Resources Co. (a)	6,834	961,817
Royal Dutch Shell plc - A Shares	141,464	3,425,940
Royal Dutch Shell plc - B Shares	20,219	492,445
Total S.A.	10,314	469,105
Ultrapar Participacoes S.A.	55,450	1,076,260
Valero Energy Corp.	10,164	651,919

		21,205,833

MIST-123

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Paper & Forest Products—0.1%
UPM-Kymmene Oyj (a)	64,086	$1,155,907

Personal Products—0.1%
Estee Lauder Cos., Inc. (The) - Class A	2,365	223,043
Unilever NV	60,439	2,699,515

		2,922,558

Pharmaceuticals—2.8%
Allergan plc (b)	6,015	1,612,200
Aspen Pharmacare Holdings, Ltd. (b)	32,400	700,864
AstraZeneca plc	54,551	3,045,990
Bayer AG	32,735	3,847,141
Bristol-Myers Squibb Co.	37,640	2,404,443
Eli Lilly & Co.	25,207	1,815,156
GlaxoSmithKline plc	429,689	8,706,599
Johnson & Johnson	18,386	1,989,365
Merck & Co., Inc.	12,283	649,894
Merck KGaA	30,456	2,539,405
Mylan NV (a)(b)	4,187	194,067
Novartis AG	37,045	2,675,960
Novo Nordisk A/S - Class B	92,227	4,979,558
Pfizer, Inc.	85,138	2,523,490
Roche Holding AG	36,099	8,858,098
Sanofi	67,023	5,390,287
Shire plc	35,854	2,054,017

		53,986,534

Professional Services—0.0%
Equifax, Inc.	779	89,032

Real Estate Investment Trusts—0.7%
American Tower Corp.	4,618	472,745
Apartment Investment & Management Co. - Class A	2,338	97,775
AvalonBay Communities, Inc.	4,546	864,649
Boston Properties, Inc. (a)	3,106	394,711
DiamondRock Hospitality Co. (a)	16,128	163,215
Equinix, Inc. (a)	1,286	425,293
Essex Property Trust, Inc. (a)	897	209,772
Fibra Uno Administracion S.A. de C.V.	250,900	583,642
First Real Estate Investment Trust (a)	890,000	812,183
Goodman Group	353,639	1,802,346
HCP, Inc.	11,238	366,134
Kimco Realty Corp.	16,853	485,029
Klepierre	49,334	2,357,165
LaSalle Hotel Properties (a)	7,335	185,649
Liberty Property Trust	7,754	259,449
Lippo Malls Indonesia Retail Trust (a)	3,206,600	773,186
Mapletree Logistics Trust	1,338,800	1,003,093
Prologis, Inc.	13,120	579,642
Public Storage	564	155,568
Simon Property Group, Inc.	1,124	233,444
SL Green Realty Corp. (a)	2,876	278,627
STORE Capital Corp.	3,300	85,404
Vornado Realty Trust	1,998	188,671

Real Estate Investment Trusts—(Continued)
Westfield Corp.	210,761	1,612,154

		14,389,546

Real Estate Management & Development—0.6%
Daiwa House Industry Co., Ltd.	97,700	2,739,431
Deutsche Wohnen AG	87,467	2,719,232
Mitsui Fudosan Co., Ltd.	101,000	2,511,379
Savills plc	18,083	197,300
TAG Immobilien AG (a)	144,233	1,944,169
Vonovia SE	52,745	1,897,748

		12,009,259

Road & Rail—0.6%
Canadian Pacific Railway, Ltd.	4,793	635,983
Central Japan Railway Co. (a)	8,000	1,414,209
CSX Corp.	10,446	268,985
East Japan Railway Co.	25,300	2,178,354
Union Pacific Corp.	22,663	1,802,842
West Japan Railway Co.	71,800	4,423,719

		10,724,092

Semiconductors & Semiconductor Equipment—0.8%
Analog Devices, Inc.	5	296
ASML Holding NV	25,740	2,606,056
Broadcom, Ltd.	14,708	2,272,386
Infineon Technologies AG	165,785	2,357,968
KLA-Tencor Corp.	1,682	122,466
Lam Research Corp.	19,596	1,618,630
Marvell Technology Group, Ltd.	13,611	140,329
NXP Semiconductors NV (b)	5,384	436,481
Qorvo, Inc. (b)	1,311	66,088
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	162,360	4,253,832
Texas Instruments, Inc.	27,332	1,569,403

		15,443,935

Software—0.6%
Adobe Systems, Inc. (b)	20,029	1,878,720
Microsoft Corp.	107,372	5,930,155
Oracle Corp.	9,427	385,659
SAP SE	51,801	4,190,813

		12,385,347

Specialty Retail—0.6%
AutoNation, Inc. (b)	1,520	70,954
Best Buy Co., Inc. (a)	11,746	381,040
Dixons Carphone plc	260,358	1,587,054
Home Depot, Inc. (The)	20,863	2,783,750
Kingfisher plc	363,472	1,961,648
Lowe’s Cos., Inc.	27,418	2,076,913
Mr. Price Group, Ltd.	26,480	317,097
O’Reilly Automotive, Inc. (a) (b)	927	253,683
Ross Stores, Inc.	1,879	108,794
Tiffany & Co. (a)	3,668	269,158

MIST-124

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
TJX Cos., Inc. (The)	17,520	$1,372,692

		11,182,783

Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc.	62,069	6,764,900
Hewlett Packard Enterprise Co.	24,920	441,832
HP, Inc.	48,245	594,378
Samsung Electronics Co., Ltd. (GDR) (b)	4,610	2,625,395

		10,426,505

Textiles, Apparel & Luxury Goods—0.2%
adidas AG	16,589	1,944,208
lululemon athletica, Inc. (a) (b)	914	61,887
PVH Corp.	895	88,659
Ralph Lauren Corp. (a)	3,356	323,048
VF Corp.	13,834	895,890

		3,313,692

Thrifts & Mortgage Finance—0.1%
Housing Development Finance Corp., Ltd.	103,380	1,725,674

Tobacco—1.2%
British American Tobacco plc	169,980	9,954,452
Imperial Brands plc	97,989	5,424,706
Japan Tobacco, Inc.	118,900	4,943,148
Philip Morris International, Inc.	23,937	2,348,459

		22,670,765

Trading Companies & Distributors—0.1%
Wolseley plc	43,741	2,463,021

Transportation Infrastructure—0.0%
CCR S.A.	140,060	546,505

Water Utilities—0.1%
American Water Works Co., Inc.	1,648	113,597
Pennon Group plc	124,524	1,446,943

		1,560,540

Wireless Telecommunication Services—0.6%
KDDI Corp.	181,700	4,842,901
Mobile TeleSystems PJSC (b)	42,700	152,089
Mobile TeleSystems PJSC (ADR)	29,850	241,487
MTN Group, Ltd. (a)	104,690	954,134
NTT DoCoMo, Inc.	79,300	1,794,826
T-Mobile U.S., Inc. (a) (b)	7,591	290,735
Vodafone Group plc	982,680	3,132,179

		11,408,351

Total Common Stocks (Cost $604,371,268)		609,581,931

Corporate Bonds & Notes—24.0%
Security Description	Principal Amount*	Value

Aerospace/Defense—0.4%
Airbus Group Finance B.V. 2.700%, 04/17/23 (144A)	279,000	284,283
BAE Systems Finance, Inc. 7.500%, 07/01/27 (144A)	300,000	391,533
BAE Systems Holdings, Inc. 3.800%, 10/07/24 (144A)	159,000	163,032
BAE Systems plc 4.750%, 10/11/21 (144A)	225,000	246,307
Boeing Capital Corp. 4.700%, 10/27/19	255,000	283,231
Boeing Co. (The) 1.650%, 10/30/20	205,000	204,993
7.250%, 06/15/25	11,000	14,651
8.625%, 11/15/31	200,000	308,736
General Dynamics Corp. 1.000%, 11/15/17	117,000	117,192
2.250%, 11/15/22	250,000	252,779
Harris Corp. 2.700%, 04/27/20	70,000	70,198
3.832%, 04/27/25	80,000	82,392
5.054%, 04/27/45	285,000	303,658
Lockheed Martin Corp. 2.500%, 11/23/20	215,000	220,216
3.100%, 01/15/23	96,000	99,570
3.550%, 01/15/26	370,000	391,927
3.800%, 03/01/45	240,000	233,239
4.070%, 12/15/42	187,000	188,949
4.700%, 05/15/46	180,000	201,264
6.150%, 09/01/36	154,000	192,139
Northrop Grumman Corp. 3.250%, 08/01/23	400,000	418,191
3.850%, 04/15/45	320,000	316,664
Northrop Grumman Systems Corp. 7.750%, 02/15/31	200,000	288,028
Raytheon Co. 3.150%, 12/15/24	91,000	95,997
United Technologies Corp. 4.150%, 05/15/45	445,000	461,849
4.500%, 06/01/42	150,000	162,524
5.375%, 12/15/17	173,000	185,327
5.400%, 05/01/35	525,000	628,661
5.700%, 04/15/40	250,000	312,021
6.700%, 08/01/28	233,000	304,652
8.875%, 11/15/19	41,000	50,407

		7,474,610

Agriculture—0.3%
Altria Group, Inc. 2.625%, 01/14/20	975,000	1,007,779
2.850%, 08/09/22	777,000	802,605
4.250%, 08/09/42	30,000	31,193
4.500%, 05/02/43	215,000	230,995
Archer-Daniels-Midland Co. 4.016%, 04/16/43	150,000	150,633

MIST-125

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—(Continued)
BAT International Finance plc 2.750%, 06/15/20 (144A)	255,000	$262,235
3.250%, 06/07/22 (144A)	104,000	110,126
Bunge N.A. Finance L.P. 5.900%, 04/01/17	90,000	93,691
Bunge, Ltd. Finance Corp. 3.200%, 06/15/17	131,000	131,905
3.500%, 11/24/20	26,000	26,384
8.500%, 06/15/19	250,000	290,401
Cargill, Inc. 4.760%, 11/23/45 (144A)	399,000	435,048
7.350%, 03/06/19 (144A)	260,000	300,728
Imperial Brands Finance plc 3.750%, 07/21/22 (144A)	375,000	391,502
Philip Morris International, Inc. 4.125%, 03/04/43	140,000	144,929
4.250%, 11/10/44	710,000	751,484
Reynolds American, Inc. 2.300%, 06/12/18	145,000	147,895
4.450%, 06/12/25	275,000	302,567
5.700%, 08/15/35	105,000	122,794
5.850%, 08/15/45	495,000	604,475

		6,339,369

Airlines—0.1%
Air Canada Pass-Through Trust 3.600%, 03/15/27 (144A)	300,232	286,722
American Airlines Pass-Through Trust 4.950%, 01/15/23	482,250	515,969
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	37,673	38,803
Delta Air Lines Pass-Through Trust 4.750%, 05/07/20	55,539	58,871
6.821%, 08/10/22	182,966	210,411
U.S. Airways Pass-Through Trust 3.950%, 11/15/25	226,155	232,487

		1,343,263

Auto Manufacturers—0.7%
American Honda Finance Corp. 2.125%, 10/10/18	425,000	432,650
Daimler Finance North America LLC 1.450%, 08/01/16 (144A)	175,000	175,302
1.875%, 01/11/18 (144A)	205,000	206,063
2.250%, 09/03/19 (144A) (a)	160,000	162,300
2.375%, 08/01/18 (144A)	665,000	675,716
2.450%, 05/18/20 (144A)	630,000	636,657
8.500%, 01/18/31	330,000	505,830
Ford Motor Co. 4.750%, 01/15/43	75,000	75,246
6.375%, 02/01/29	500,000	585,897
6.625%, 02/15/28	250,000	290,806
9.980%, 02/15/47	400,000	567,193
Ford Motor Credit Co. LLC 1.684%, 09/08/17	217,000	216,104

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC 1.700%, 05/09/16	333,000	333,223
2.145%, 01/09/18	795,000	794,059
3.200%, 01/15/21	655,000	669,479
3.336%, 03/18/21	265,000	272,697
3.664%, 09/08/24	515,000	520,087
4.134%, 08/04/25	440,000	457,862
4.250%, 02/03/17	240,000	245,355
4.250%, 09/20/22	415,000	443,891
4.375%, 08/06/23	635,000	675,681
5.750%, 02/01/21	300,000	339,593
General Motors Co. 5.200%, 04/01/45	100,000	94,007
6.600%, 04/01/36	167,000	183,765
6.750%, 04/01/46	80,000	90,941
General Motors Financial Co., Inc. 3.100%, 01/15/19	949,000	960,349
3.450%, 04/10/22	525,000	515,482
4.000%, 01/15/25	560,000	543,879
4.250%, 05/15/23	320,000	321,797
4.300%, 07/13/25	380,000	376,124
Nissan Motor Acceptance Corp. 1.182%, 03/03/17 (144A) (c)	176,000	176,066
1.800%, 03/15/18 (144A)	146,000	146,173
1.950%, 09/12/17 (144A)	200,000	200,754
PACCAR Financial Corp. 1.600%, 03/15/17	150,000	151,156
Toyota Motor Credit Corp. 1.375%, 01/10/18	200,000	201,063
1.700%, 02/19/19	470,000	474,387
2.625%, 01/10/23	400,000	405,182
4.250%, 01/11/21	150,000	166,922

		14,289,738

Auto Parts & Equipment—0.0%
Johnson Controls, Inc. 2.600%, 12/01/16	75,000	75,629
3.625%, 07/02/24	98,000	99,851
4.950%, 07/02/64	50,000	45,256

		220,736

Banks—5.6%
Abbey National Treasury Services plc 2.500%, 03/14/19	1,123,000	1,133,702
ABN AMRO Bank NV 2.450%, 06/04/20 (144A)	280,000	281,772
2.500%, 10/30/18 (144A)	350,000	354,786
4.750%, 07/28/25 (144A)	200,000	201,448
American Express Bank FSB 0.738%, 06/12/17 (c)	500,000	496,993
American Express Centurion Bank 6.000%, 09/13/17	250,000	265,458
Bank of America Corp. 2.625%, 10/19/20	1,775,000	1,787,368
3.300%, 01/11/23	205,000	206,722

MIST-126

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp. 3.875%, 03/22/17	485,000	$496,223
3.875%, 08/01/25	675,000	699,598
3.950%, 04/21/25	1,260,000	1,253,645
4.000%, 04/01/24	486,000	509,794
4.100%, 07/24/23	326,000	342,933
4.125%, 01/22/24	500,000	529,643
4.250%, 10/22/26	527,000	534,857
4.450%, 03/03/26	647,000	666,532
5.000%, 01/21/44	550,000	607,009
5.625%, 10/14/16	800,000	819,078
6.400%, 08/28/17	275,000	292,294
7.625%, 06/01/19	250,000	290,944
Bank of America N.A. 0.914%, 06/15/16 (c)	250,000	249,935
1.650%, 03/26/18	255,000	254,694
1.750%, 06/05/18	1,090,000	1,089,741
2.050%, 12/07/18	430,000	433,910
5.300%, 03/15/17	1,400,000	1,448,832
Bank of Montreal 1.400%, 09/11/17	94,000	94,274
2.375%, 01/25/19	210,000	214,025
2.550%, 11/06/22	213,000	215,612
Bank of New York Mellon Corp. (The) 1.969%, 06/20/17	500,000	504,777
2.500%, 04/15/21	596,000	607,770
2.600%, 08/17/20	570,000	583,715
3.550%, 09/23/21	352,000	375,262
4.600%, 01/15/20	200,000	218,746
4.950%, 06/20/20 (c)	630,000	629,212
Bank of Nova Scotia (The) 1.250%, 04/11/17	650,000	651,189
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 1.700%, 03/05/18 (144A)	535,000	532,112
Banque Federative du Credit Mutuel S.A. 1.700%, 01/20/17 (144A)	234,000	234,638
2.750%, 10/15/20 (144A)	615,000	627,146
Barclays Bank plc 6.050%, 12/04/17 (144A)	460,000	484,944
Barclays plc 2.000%, 03/16/18	575,000	564,770
4.375%, 01/12/26	200,000	196,264
5.250%, 08/17/45	326,000	327,380
BB&T Corp. 2.150%, 03/22/17	350,000	353,458
2.450%, 01/15/20	139,000	141,410
3.950%, 03/22/22	175,000	185,164
BNP Paribas S.A. 2.700%, 08/20/18	262,000	267,842
BPCE S.A. 2.650%, 02/03/21	250,000	252,266
4.000%, 04/15/24	500,000	529,496
Branch Banking & Trust Co. 0.952%, 09/13/16 (c)	250,000	249,826
2.850%, 04/01/21	610,000	628,223
3.625%, 09/16/25	250,000	261,863

Banks—(Continued)
Canadian Imperial Bank of Commerce 1.550%, 01/23/18	400,000	400,467
Capital One Financial Corp. 4.200%, 10/29/25	100,000	101,251
Capital One N.A. 1.500%, 03/22/18	500,000	492,336
Citigroup, Inc. 2.150%, 07/30/18	181,000	181,991
2.500%, 09/26/18	825,000	837,618
2.500%, 07/29/19	215,000	217,890
2.700%, 03/30/21	335,000	337,442
3.375%, 03/01/23	1,000,000	1,014,261
3.700%, 01/12/26	650,000	667,042
4.300%, 11/20/26	435,000	432,903
4.400%, 06/10/25	695,000	708,700
4.450%, 09/29/27	935,000	940,838
4.600%, 03/09/26	205,000	210,193
4.950%, 11/07/43	285,000	307,058
5.500%, 09/13/25	101,000	110,525
6.625%, 01/15/28	2,400,000	3,014,009
Comerica Bank 5.200%, 08/22/17	250,000	259,956
5.750%, 11/21/16	376,000	385,835
Comerica, Inc. 3.800%, 07/22/26	172,000	166,869
Cooperatieve Rabobank UA 2.250%, 01/14/20	465,000	469,277
3.875%, 02/08/22	350,000	373,320
4.375%, 08/04/25	477,000	491,119
4.625%, 12/01/23	500,000	527,800
Credit Agricole S.A. 2.750%, 06/10/20 (144A)	640,000	650,195
Credit Suisse AG 1.750%, 01/29/18	975,000	976,733
3.625%, 09/09/24	1,780,000	1,804,786
Credit Suisse Group Funding Guernsey, Ltd. 3.125%, 12/10/20 (144A)	630,000	626,524
4.875%, 05/15/45	250,000	238,171
Danske Bank A/S 2.800%, 03/10/21 (144A)	850,000	862,960
Deutsche Bank AG 1.875%, 02/13/18	285,000	283,186
2.950%, 08/20/20	610,000	612,352
3.700%, 05/30/24	133,000	131,291
Discover Bank 2.000%, 02/21/18	700,000	696,365
3.100%, 06/04/20	895,000	901,562
3.200%, 08/09/21	295,000	294,676
4.250%, 03/13/26	250,000	251,253
Fifth Third Bancorp 8.250%, 03/01/38	50,000	72,849
Fifth Third Bank 1.350%, 06/01/17	540,000	539,818
3.850%, 03/15/26	590,000	604,395
Goldman Sachs Group, Inc. (The) 2.375%, 01/22/18	1,230,000	1,245,821

MIST-127

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc. (The) 2.550%, 10/23/19	935,000	$949,147
2.600%, 04/23/20	631,000	636,197
2.625%, 01/31/19	604,000	615,941
2.750%, 09/15/20 (a)	625,000	634,085
3.500%, 01/23/25	366,000	369,414
3.625%, 01/22/23	630,000	649,798
3.750%, 05/22/25	530,000	542,267
3.750%, 02/25/26	325,000	333,312
3.850%, 07/08/24	362,000	374,042
4.000%, 03/03/24	530,000	555,715
4.250%, 10/21/25	27,000	27,453
4.750%, 10/21/45	190,000	198,592
5.150%, 05/22/45	865,000	878,739
5.250%, 07/27/21	800,000	900,500
5.950%, 01/18/18	490,000	525,472
6.125%, 02/15/33	1,000,000	1,211,010
6.150%, 04/01/18	510,000	551,715
HSBC Bank plc 1.500%, 05/15/18 (144A)	564,000	561,979
4.125%, 08/12/20 (144A)	160,000	171,300
HSBC Bank USA N.A. 4.875%, 08/24/20	500,000	535,924
5.875%, 11/01/34	1,500,000	1,717,941
HSBC Holdings plc 4.300%, 03/08/26	565,000	584,105
HSBC USA, Inc. 1.625%, 01/16/18	300,000	299,479
2.350%, 03/05/20	545,000	539,458
2.375%, 11/13/19	495,000	497,210
2.750%, 08/07/20	1,360,000	1,366,325
Huntington Bancshares, Inc. 3.150%, 03/14/21	132,000	134,118
Huntington National Bank (The) 2.200%, 11/06/18	520,000	520,851
Intesa Sanpaolo S.p.A. 5.710%, 01/15/26 (144A)	475,000	460,987
KeyBank N.A. 2.350%, 03/08/19	500,000	504,531
KeyCorp 5.100%, 03/24/21	200,000	221,324
Lloyds Bank plc 2.050%, 01/22/19	720,000	720,148
2.700%, 08/17/20	325,000	328,891
Lloyds Banking Group plc 4.650%, 03/24/26	485,000	480,668
Macquarie Bank, Ltd. 1.600%, 10/27/17 (144A)	507,000	505,116
2.600%, 06/24/19 (144A)	115,000	116,082
4.000%, 07/29/25 (144A) (a)	400,000	407,793
Mizuho Bank, Ltd. 1.300%, 04/16/17 (144A)	200,000	199,589
2.450%, 04/16/19 (144A)	200,000	201,984
2.700%, 10/20/20 (144A)	580,000	588,510
Morgan Stanley 2.375%, 07/23/19	375,000	378,942

Banks—(Continued)
Morgan Stanley 2.500%, 01/24/19	641,000	652,195
2.650%, 01/27/20	15,000	15,222
2.800%, 06/16/20	715,000	728,022
3.700%, 10/23/24	315,000	325,338
3.750%, 02/25/23	367,000	382,401
3.875%, 04/29/24	725,000	760,447
3.950%, 04/23/27	635,000	635,671
4.000%, 07/23/25	465,000	486,220
4.300%, 01/27/45	400,000	402,496
4.350%, 09/08/26	1,235,000	1,270,915
5.500%, 01/26/20	100,000	111,446
5.550%, 04/27/17	650,000	677,742
5.625%, 09/23/19	1,100,000	1,224,045
6.250%, 08/09/26	875,000	1,041,848
MUFG Union Bank N.A. 2.250%, 05/06/19	415,000	417,462
2.625%, 09/26/18	400,000	407,135
National City Bank 5.800%, 06/07/17	500,000	523,641
National City Bank of Indiana 4.250%, 07/01/18	250,000	263,449
Northern Trust Corp. 3.375%, 08/23/21	500,000	531,152
PNC Bank N.A. 1.950%, 03/04/19	590,000	595,558
4.200%, 11/01/25	250,000	277,161
6.875%, 04/01/18	350,000	383,331
PNC Financial Services Group, Inc. (The) 4.850%, 06/01/23 (c)	320,000	302,000
Royal Bank of Canada 1.500%, 01/16/18	460,000	461,221
2.000%, 12/10/18	665,000	671,465
2.200%, 07/27/18	750,000	761,407
2.500%, 01/19/21 (a)	565,000	576,992
Santander UK Group Holdings plc 5.625%, 09/15/45 (144A)	260,000	244,101
Skandinaviska Enskilda Banken AB 1.750%, 03/19/18 (144A) (a)	445,000	444,359
2.375%, 11/20/18 (144A)	400,000	404,276
2.450%, 05/27/20 (144A)	535,000	539,061
2.625%, 11/17/20 (144A)	320,000	323,148
Standard Chartered plc 5.200%, 01/26/24 (144A) (a)	350,000	366,217
State Street Bank and Trust Co. 5.250%, 10/15/18	215,000	232,770
State Street Corp. 2.550%, 08/18/20	71,000	73,123
3.100%, 05/15/23	90,000	90,872
3.300%, 12/16/24	136,000	141,475
3.700%, 11/20/23	369,000	397,486
5.250%, 09/15/20 (c)	405,000	410,103
SunTrust Banks, Inc. 2.350%, 11/01/18	113,000	113,783
2.750%, 05/01/23	300,000	294,498
6.000%, 09/11/17	150,000	158,599

MIST-128

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Svenska Handelsbanken AB 2.400%, 10/01/20	950,000	$958,526
Swedbank AB 1.750%, 03/12/18 (144A)	875,000	873,582
2.650%, 03/10/21 (144A)	465,000	469,991
Toronto-Dominion Bank (The) 1.950%, 01/22/19	348,000	351,076
2.125%, 04/07/21	485,000	484,176
2.500%, 12/14/20	870,000	885,754
U.S. Bancorp 2.200%, 11/15/16	175,000	176,481
U.S. Bank N.A. 1.450%, 01/29/18	750,000	754,600
UBS AG 1.800%, 03/26/18	940,000	943,177
2.375%, 08/14/19	1,150,000	1,167,370
UBS Group Funding Jersey, Ltd. 3.000%, 04/15/21 (144A)	435,000	435,800
4.125%, 04/15/26 (144A)	490,000	489,683
Wachovia Corp. 6.605%, 10/01/25	222,000	270,505
Wells Fargo & Co. 2.150%, 01/30/20	415,000	419,846
2.500%, 03/04/21	750,000	759,472
2.550%, 12/07/20	320,000	325,865
3.450%, 02/13/23	900,000	922,968
4.100%, 06/03/26	161,000	168,977
4.300%, 07/22/27	542,000	575,086
4.480%, 01/16/24	55,000	59,751
4.650%, 11/04/44	2,015,000	2,071,335
4.900%, 11/17/45	424,000	455,097
5.375%, 11/02/43	350,000	395,608
5.625%, 12/11/17	700,000	750,295
Wells Fargo Bank N.A. 1.650%, 01/22/18	905,000	911,806
Westpac Banking Corp. 2.600%, 11/23/20	815,000	830,501
4.875%, 11/19/19	400,000	441,452

		107,086,219

Beverages—0.8%
Anheuser-Busch Cos. LLC 5.750%, 04/01/36	60,000	71,825
5.950%, 01/15/33	100,000	120,420
6.750%, 12/15/27	65,000	86,286
6.800%, 08/20/32	420,000	538,392
Anheuser-Busch InBev Finance, Inc. 1.900%, 02/01/19	795,000	806,353
2.625%, 01/17/23	42,000	42,170
2.650%, 02/01/21	630,000	647,380
3.300%, 02/01/23	328,000	340,996
3.650%, 02/01/26	600,000	630,968
4.700%, 02/01/36	2,395,000	2,588,286
4.900%, 02/01/46	1,522,000	1,700,929

Beverages—(Continued)
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	395,000	398,297
5.375%, 01/15/20	830,000	935,917
6.375%, 01/15/40	300,000	381,995
8.000%, 11/15/39	50,000	73,923
Bottling Group LLC 5.125%, 01/15/19	250,000	276,396
Brown-Forman Corp. 1.000%, 01/15/18	122,000	121,387
4.500%, 07/15/45	113,000	123,635
Coca-Cola Co. (The) 1.875%, 10/27/20	800,000	812,501
7.375%, 07/29/93	100,000	154,950
Coca-Cola Refreshments USA, Inc. 7.000%, 05/15/98	100,000	144,534
8.000%, 09/15/22	324,000	425,725
Diageo Capital plc 4.828%, 07/15/20	250,000	281,410
4.850%, 05/15/18	46,000	49,259
Diageo Investment Corp. 2.875%, 05/11/22	200,000	209,048
7.450%, 04/15/35	70,000	97,747
Dr Pepper Snapple Group, Inc. 2.000%, 01/15/20	92,000	91,763
Heineken NV 4.000%, 10/01/42 (144A)	575,000	560,891
PepsiCo, Inc. 3.100%, 07/17/22	741,000	790,758
4.450%, 04/14/46	94,000	104,805
4.500%, 01/15/20	276,000	307,266
5.500%, 01/15/40	150,000	184,225
SABMiller plc 6.500%, 07/15/18 (144A)	250,000	274,171
6.625%, 08/15/33 (144A)	150,000	189,189

		14,563,797

Biotechnology—0.4%
Amgen, Inc. 3.125%, 05/01/25	210,000	212,749
3.875%, 11/15/21	575,000	623,218
4.400%, 05/01/45	450,000	459,303
5.150%, 11/15/41	75,000	82,766
5.375%, 05/15/43	158,000	179,932
6.375%, 06/01/37	500,000	621,458
6.400%, 02/01/39	100,000	125,086
6.900%, 06/01/38	100,000	130,153
Biogen, Inc. 2.900%, 09/15/20	207,000	213,034
5.200%, 09/15/45	265,000	293,936
Celgene Corp. 2.300%, 08/15/18	315,000	319,726
2.875%, 08/15/20	120,000	123,595
3.250%, 08/15/22	174,000	179,677
3.875%, 08/15/25	315,000	331,045
4.000%, 08/15/23	800,000	849,572
5.000%, 08/15/45	206,000	222,755

MIST-129

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Gilead Sciences, Inc. 3.250%, 09/01/22	88,000	$92,987
3.650%, 03/01/26	540,000	573,822
3.700%, 04/01/24	500,000	536,468
4.400%, 12/01/21	125,000	139,639
4.500%, 04/01/21	100,000	111,744
4.500%, 02/01/45	175,000	185,362
4.600%, 09/01/35	268,000	290,862
4.750%, 03/01/46	395,000	432,364
4.800%, 04/01/44	60,000	65,708

		7,396,961

Building Materials—0.0%
CRH America, Inc. 3.875%, 05/18/25 (144A)	334,000	347,881
Masco Corp. 3.500%, 04/01/21	170,000	171,275
4.375%, 04/01/26	205,000	208,713

		727,869

Chemicals—0.3%
Agrium, Inc. 3.375%, 03/15/25 (a)	390,000	375,355
CF Industries, Inc. 4.950%, 06/01/43	65,000	56,572
Dow Chemical Co. (The) 3.000%, 11/15/22	54,000	55,225
4.125%, 11/15/21	55,000	59,913
8.550%, 05/15/19	45,000	53,528
E.I. du Pont de Nemours & Co. 6.500%, 01/15/28	40,000	49,050
Ecolab, Inc. 1.450%, 12/08/17	70,000	69,923
4.350%, 12/08/21	290,000	320,163
LYB International Finance B.V. 4.875%, 03/15/44	435,000	433,716
Monsanto Co. 1.150%, 06/30/17	325,000	324,358
Mosaic Co. (The) 4.250%, 11/15/23	177,000	184,987
4.875%, 11/15/41	100,000	93,937
Mosaic Global Holdings, Inc. 7.300%, 01/15/28	23,000	27,364
7.375%, 08/01/18	800,000	851,626
Potash Corp. of Saskatchewan, Inc. 5.875%, 12/01/36	400,000	458,434
PPG Industries, Inc. 3.600%, 11/15/20	155,000	162,284
Praxair, Inc. 2.200%, 08/15/22	30,000	30,005
2.450%, 02/15/22	300,000	307,478
Union Carbide Corp. 7.500%, 06/01/25	701,000	854,200
7.750%, 10/01/96	100,000	116,755
7.875%, 04/01/23	30,000	37,169

		4,922,042

Commercial Services—0.1%
California Institute of Technology 4.700%, 11/01/2111	165,000	169,947
ERAC USA Finance LLC 1.400%, 04/15/16 (144A)	11,000	11,002
3.300%, 10/15/22 (144A)	100,000	101,660
6.700%, 06/01/34 (144A)	500,000	616,948
Total System Services, Inc. 4.800%, 04/01/26	45,000	46,433
University of Pennsylvania 4.674%, 09/01/2112	254,000	271,664

		1,217,654

Computers—0.4%
Apple, Inc. 0.869%, 05/03/18 (c)	305,000	304,452
2.150%, 02/09/22	695,000	701,238
2.250%, 02/23/21	205,000	208,859
2.400%, 05/03/23	385,000	387,342
2.700%, 05/13/22	230,000	237,784
2.850%, 05/06/21	867,000	909,075
3.250%, 02/23/26	588,000	613,911
3.450%, 02/09/45	545,000	492,219
3.850%, 05/04/43	543,000	527,971
4.375%, 05/13/45	320,000	335,061
4.500%, 02/23/36	700,000	751,166
4.650%, 02/23/46	95,000	103,707
HP Enterprise Services LLC 7.450%, 10/15/29	138,000	157,440
International Business Machines Corp. 1.875%, 05/15/19 (a)	1,020,000	1,034,919
2.250%, 02/19/21	105,000	107,303
3.625%, 02/12/24	105,000	112,783
7.625%, 10/15/18	300,000	345,706

		7,330,936

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The) 1.900%, 11/01/19	288,000	296,270
5.500%, 02/01/34	117,000	145,830
5.800%, 08/15/34	300,000	392,061
8.000%, 10/26/29	160,000	238,693

		1,072,854

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	157,000	175,602

Diversified Financial Services—0.8%
AIG Global Funding 1.650%, 12/15/17 (144A)	310,000	309,560
Air Lease Corp. 2.625%, 09/04/18	495,000	491,875
American Express Co. 1.550%, 05/22/18	158,000	157,446

MIST-130

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JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
American Express Co. 3.625%, 12/05/24	475,000	$478,364
7.000%, 03/19/18	250,000	274,219
BlackRock, Inc. 3.375%, 06/01/22	55,000	58,654
3.500%, 03/18/24 (a)	45,000	47,698
6.250%, 09/15/17	250,000	268,429
Blackstone Holdings Finance Co. LLC 4.450%, 07/15/45 (144A)	66,000	62,321
5.875%, 03/15/21 (144A)	250,000	289,683
Capital One Bank USA N.A. 2.250%, 02/13/19	435,000	433,922
3.375%, 02/15/23	1,485,000	1,496,387
Charles Schwab Corp. (The) 4.450%, 07/22/20	400,000	441,565
China Overseas Finance Investment Cayman V, Ltd. Zero Coupon, 01/05/23	1,800,000	1,795,500
CME Group, Inc. 3.000%, 09/15/22	300,000	311,113
GE Capital International Funding Co. 2.342%, 11/15/20 (144A)	1,656,000	1,696,473
4.418%, 11/15/35 (144A)	987,000	1,072,270
HSBC Finance Corp. 1.065%, 06/01/16 (c)	100,000	99,973
Intercontinental Exchange, Inc. 4.000%, 10/15/23	118,000	123,277
Invesco Finance plc 3.750%, 01/15/26	97,000	101,081
5.375%, 11/30/43	75,000	84,488
Jefferies Group LLC 5.125%, 04/13/18	75,000	77,770
6.875%, 04/15/21	375,000	423,412
Legg Mason, Inc. 4.750%, 03/15/26	39,000	39,543
National Rural Utilities Cooperative Finance Corp. 2.300%, 11/01/20	185,000	188,344
2.700%, 02/15/23	285,000	289,474
2.850%, 01/27/25	340,000	346,131
8.000%, 03/01/32	400,000	571,321
10.375%, 11/01/18	40,000	48,780
Synchrony Financial 2.700%, 02/03/20	125,000	123,863
3.750%, 08/15/21	1,067,000	1,095,304
4.250%, 08/15/24	155,000	157,615
Visa, Inc. 2.800%, 12/14/22	265,000	276,361
3.150%, 12/14/25	235,000	245,311
4.150%, 12/14/35	300,000	322,383
4.300%, 12/14/45	465,000	508,714

		14,808,624

Electric—2.0%
Alabama Power Co. 3.750%, 03/01/45	235,000	230,365

Electric—(Continued)
Alabama Power Co. 4.150%, 08/15/44	35,000	36,486
5.500%, 10/15/17	147,000	155,428
5.700%, 02/15/33	150,000	178,748
American Electric Power Co., Inc. 1.650%, 12/15/17	119,000	118,284
Appalachian Power Co. 5.800%, 10/01/35	150,000	171,274
Arizona Public Service Co. 8.750%, 03/01/19	165,000	195,660
Atlantic City Electric Co. 7.750%, 11/15/18	135,000	155,441
Baltimore Gas & Electric Co. 2.800%, 08/15/22	143,000	146,162
3.350%, 07/01/23	460,000	480,773
Berkshire Hathaway Energy Co. 3.500%, 02/01/25	1,200,000	1,266,718
4.500%, 02/01/45	195,000	207,598
CenterPoint Energy Houston Electric LLC 5.600%, 07/01/23	381,000	436,044
6.950%, 03/15/33	100,000	135,864
Cleveland Electric Illuminating Co. (The) 5.500%, 08/15/24	187,000	215,567
7.880%, 11/01/17	315,000	344,234
CMS Energy Corp. 3.875%, 03/01/24	138,000	145,954
Commonwealth Edison Co. 4.350%, 11/15/45	380,000	415,657
4.600%, 08/15/43	250,000	278,291
5.875%, 02/01/33	150,000	183,132
6.450%, 01/15/38	175,000	234,617
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	300,000	299,517
4.500%, 12/01/45	560,000	610,718
5.700%, 12/01/36	300,000	364,421
5.850%, 04/01/18	180,000	194,613
Consumers Energy Co. 3.125%, 08/31/24	300,000	310,696
3.950%, 05/15/43	200,000	205,586
5.650%, 04/15/20	350,000	398,744
Dominion Resources, Inc. 3.625%, 12/01/24	260,000	263,800
3.900%, 10/01/25	375,000	385,684
4.104%, 04/01/21	325,000	332,335
4.450%, 03/15/21	411,000	444,381
4.700%, 12/01/44	365,000	366,171
5.250%, 08/01/33	400,000	422,470
DTE Electric Co. 3.375%, 03/01/25	250,000	266,777
5.450%, 02/15/35	30,000	35,710
5.700%, 10/01/37	250,000	311,497
DTE Energy Co. 3.850%, 12/01/23	137,000	144,211
Duke Energy Carolinas LLC 3.875%, 03/15/46	190,000	193,484
4.300%, 06/15/20	538,000	594,664

MIST-131

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Carolinas LLC
6.000%, 12/01/28	200,000	$250,007
6.000%, 01/15/38	60,000	77,469
Duke Energy Corp. 1.009%, 04/03/17 (c)	108,000	107,276
3.050%, 08/15/22	415,000	418,924
3.750%, 04/15/24	1,055,000	1,102,996
6.250%, 06/15/18	375,000	409,189
Duke Energy Progress LLC 4.150%, 12/01/44	305,000	320,300
6.125%, 09/15/33	500,000	634,514
Edison International 2.950%, 03/15/23	425,000	428,845
Electricite de France S.A. 2.150%, 01/22/19 (144A)	240,000	242,783
4.875%, 01/22/44 (144A)	165,000	165,217
Entergy Arkansas, Inc. 3.050%, 06/01/23	311,000	320,204
3.500%, 04/01/26 (a)	60,000	64,111
Entergy Corp. 4.000%, 07/15/22	270,000	286,315
Exelon Corp. 1.550%, 06/09/17	305,000	304,514
Exelon Generation Co. LLC 2.950%, 01/15/20	260,000	261,674
Florida Power & Light Co. 3.125%, 12/01/25	695,000	730,414
4.050%, 10/01/44	190,000	202,971
4.950%, 06/01/35	300,000	351,304
5.625%, 04/01/34	110,000	137,807
Georgia Power Co. 3.250%, 04/01/26	180,000	184,442
5.400%, 06/01/40	120,000	137,811
Indiana Michigan Power Co. 3.200%, 03/15/23	250,000	252,771
4.550%, 03/15/46	240,000	246,953
ITC Holdings Corp. 3.650%, 06/15/24	285,000	285,282
Jersey Central Power & Light Co. 4.300%, 01/15/26 (144A)	505,000	526,309
6.150%, 06/01/37	100,000	113,874
Kansas City Power & Light Co. 3.150%, 03/15/23	100,000	100,566
6.375%, 03/01/18	150,000	162,684
7.150%, 04/01/19	250,000	287,637
Kentucky Utilities Co. 3.300%, 10/01/25	340,000	357,083
4.375%, 10/01/45	135,000	144,154
Louisville Gas & Electric Co. 4.375%, 10/01/45	65,000	70,890
5.125%, 11/15/40	125,000	147,516
Metropolitan Edison Co. 3.500%, 03/15/23 (144A)	220,000	222,841
4.000%, 04/15/25 (144A)	230,000	235,322
MidAmerican Energy Co. 3.700%, 09/15/23	300,000	321,813

Electric—(Continued)
Mississippi Power Co. 4.250%, 03/15/42	101,000	80,613
Nevada Power Co. 6.500%, 08/01/18	425,000	471,199
6.650%, 04/01/36	150,000	194,409
NextEra Energy Capital Holdings, Inc. 2.400%, 09/15/19	159,000	158,519
Niagara Mohawk Power Corp. 4.278%, 10/01/34 (144A)	264,000	272,485
Nisource Finance Corp. 4.800%, 02/15/44	455,000	479,951
5.450%, 09/15/20	1,075,000	1,200,409
6.250%, 12/15/40	75,000	94,541
6.800%, 01/15/19	227,000	253,786
Northern States Power Co. 2.150%, 08/15/22	500,000	499,221
Oglethorpe Power Corp. 4.550%, 06/01/44	60,000	59,691
5.375%, 11/01/40	115,000	131,101
Oklahoma Gas & Electric Co. 4.550%, 03/15/44	170,000	185,434
Oncor Electric Delivery Co. LLC 2.150%, 06/01/19	240,000	241,974
2.950%, 04/01/25	30,000	29,644
Pacific Gas & Electric Co. 2.450%, 08/15/22	91,000	90,324
2.950%, 03/01/26 (a)	105,000	106,068
3.250%, 06/15/23	300,000	310,762
3.400%, 08/15/24	595,000	620,766
3.500%, 06/15/25	305,000	322,487
4.250%, 03/15/46	205,000	217,765
4.300%, 03/15/45	195,000	210,005
4.750%, 02/15/44	140,000	159,333
5.800%, 03/01/37	255,000	316,893
6.050%, 03/01/34	250,000	318,784
PacifiCorp 2.950%, 02/01/22	570,000	593,490
5.500%, 01/15/19	65,000	71,610
5.900%, 08/15/34	15,000	18,105
6.100%, 08/01/36	116,000	150,101
6.250%, 10/15/37	260,000	339,577
7.700%, 11/15/31	40,000	57,728
Peco Energy Co. 2.375%, 09/15/22	250,000	252,308
5.350%, 03/01/18	530,000	567,504
PPL Capital Funding, Inc. 6.700%, 03/30/67 (c)	305,000	231,800
PPL Electric Utilities Corp. 2.500%, 09/01/22	86,000	87,701
4.750%, 07/15/43	42,000	47,637
Progress Energy, Inc. 7.000%, 10/30/31	325,000	412,626
PSEG Power LLC 4.150%, 09/15/21	110,000	115,001
4.300%, 11/15/23	74,000	75,296
5.320%, 09/15/16 (a)	45,000	45,816

MIST-132

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Public Service Co. of Colorado 2.250%, 09/15/22	47,000	$47,119
3.950%, 03/15/43	200,000	207,654
5.125%, 06/01/19	150,000	165,862
5.800%, 08/01/18	130,000	142,277
Public Service Co. of New Hampshire 3.500%, 11/01/23	55,000	58,146
6.000%, 05/01/18	410,000	446,290
Public Service Co. of Oklahoma 5.150%, 12/01/19	50,000	54,663
6.625%, 11/15/37	100,000	124,960
Public Service Electric & Gas Co. 3.650%, 09/01/42	56,000	55,460
3.800%, 03/01/46	240,000	245,030
Puget Sound Energy, Inc. 6.974%, 06/01/67 (c)	450,000	343,408
San Diego Gas & Electric Co. 5.350%, 05/15/35	100,000	119,970
6.000%, 06/01/26	100,000	125,207
Sierra Pacific Power Co. 6.750%, 07/01/37	150,000	200,768
South Carolina Electric & Gas Co. 4.500%, 06/01/64	19,000	18,885
Southern California Edison Co. 2.400%, 02/01/22	715,000	721,877
3.500%, 10/01/23	239,000	255,734
3.600%, 02/01/45	180,000	172,732
4.650%, 10/01/43	200,000	226,925
Southern Power Co. 1.850%, 12/01/17	173,000	174,269
5.150%, 09/15/41	435,000	432,567
5.250%, 07/15/43	140,000	136,349
Southwestern Electric Power Co. 3.900%, 04/01/45	340,000	311,656
TECO Finance, Inc. 6.572%, 11/01/17	150,000	160,335
Toledo Edison Co. (The) 6.150%, 05/15/37	250,000	289,497
7.250%, 05/01/20	15,000	17,429
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	300,000	309,934
Virginia Electric & Power Co. 1.200%, 01/15/18	33,000	32,879
3.450%, 02/15/24	122,000	127,860
Xcel Energy, Inc. 0.750%, 05/09/16	95,000	94,987
3.300%, 06/01/25	215,000	220,482
4.700%, 05/15/20	245,000	268,817

		38,895,050

Electrical Components & Equipment—0.0%
Emerson Electric Co. 5.250%, 10/15/18	375,000	412,653
6.000%, 08/15/32	70,000	86,378

		499,031

Electronics—0.1%
Arrow Electronics, Inc. 3.000%, 03/01/18	26,000	26,318
7.500%, 01/15/27	661,000	792,808
Honeywell International, Inc. 5.300%, 03/15/17	105,000	109,388
Koninklijke Philips NV 3.750%, 03/15/22	100,000	105,415
6.875%, 03/11/38	100,000	118,647

		1,152,576

Engineering & Construction—0.0%
ABB Finance USA, Inc. 2.875%, 05/08/22	100,000	102,925

Environmental Control—0.1%
Republic Services, Inc. 5.500%, 09/15/19	600,000	666,189
6.086%, 03/15/35	230,000	266,677
Waste Management, Inc. 2.900%, 09/15/22	354,000	360,833
3.900%, 03/01/35	42,000	40,769

		1,334,468

Food—0.3%
ConAgra Foods, Inc. 2.100%, 03/15/18	21,000	21,044
3.250%, 09/15/22	200,000	203,772
7.125%, 10/01/26	19,000	23,388
General Mills, Inc. 3.150%, 12/15/21	244,000	255,056
5.650%, 02/15/19	500,000	555,776
Kellogg Co. 4.000%, 12/15/20	64,000	69,393
7.450%, 04/01/31	500,000	652,891
Kraft Heinz Foods Co. 2.800%, 07/02/20 (144A)	305,000	313,278
3.950%, 07/15/25 (144A)	523,000	556,492
5.000%, 06/04/42	130,000	141,511
5.200%, 07/15/45 (144A)	749,000	838,048
6.125%, 08/23/18	590,000	650,299
6.875%, 01/26/39	300,000	383,265
Kroger Co. (The) 2.300%, 01/15/19	70,000	71,592
5.150%, 08/01/43	175,000	202,909
6.400%, 08/15/17	100,000	106,875
7.700%, 06/01/29	110,000	147,311
8.000%, 09/15/29	400,000	545,133
Mondelez International, Inc. 4.000%, 02/01/24	220,000	236,203
Sysco Corp. 1.900%, 04/01/19	170,000	171,041
2.500%, 07/15/21	155,000	156,801
3.750%, 10/01/25	83,000	87,293
4.850%, 10/01/45	73,000	78,121

MIST-133

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Tyson Foods, Inc. 2.650%, 08/15/19	96,000	$98,455
4.875%, 08/15/34	250,000	268,861

		6,834,808

Forest Products & Paper—0.0%
International Paper Co. 3.800%, 01/15/26	565,000	576,128

Gas—0.2%
AGL Capital Corp. 5.875%, 03/15/41	147,000	168,148
6.000%, 10/01/34	250,000	284,857
6.375%, 07/15/16	450,000	456,350
Atmos Energy Corp. 6.350%, 06/15/17 (a)	355,000	374,774
8.500%, 03/15/19	350,000	414,560
CenterPoint Energy Resources Corp. 5.850%, 01/15/41	246,000	272,880
Dominion Gas Holdings LLC 2.500%, 12/15/19	160,000	162,418
2.800%, 11/15/20	433,000	442,112
4.800%, 11/01/43	765,000	765,831
Sempra Energy 2.400%, 03/15/20	120,000	120,428
2.875%, 10/01/22	580,000	573,300
6.500%, 06/01/16	350,000	352,734
9.800%, 02/15/19	200,000	240,572

		4,628,964

Healthcare-Products—0.4%
Abbott Laboratories 5.125%, 04/01/19	158,000	173,684
Becton Dickinson & Co. 2.675%, 12/15/19	386,000	395,456
3.734%, 12/15/24	165,000	175,660
4.685%, 12/15/44	300,000	324,048
C.R. Bard, Inc. 1.375%, 01/15/18	250,000	250,359
Covidien International Finance S.A. 6.000%, 10/15/17	200,000	214,588
Medtronic, Inc. 3.150%, 03/15/22	2,225,000	2,359,864
3.500%, 03/15/25	335,000	357,559
4.375%, 03/15/35	375,000	405,985
4.625%, 03/15/45	400,000	447,687
Stryker Corp. 3.500%, 03/15/26	90,000	93,270
4.625%, 03/15/46	235,000	250,965
Thermo Fisher Scientific, Inc. 1.850%, 01/15/18	780,000	784,328
3.150%, 01/15/23	52,000	51,728
3.600%, 08/15/21	176,000	182,112
4.150%, 02/01/24	651,000	686,260

Healthcare-Products—(Continued)
Zimmer Biomet Holdings, Inc. 2.000%, 04/01/18	525,000	526,247

		7,679,800

Healthcare-Services—0.4%
Aetna, Inc. 3.500%, 11/15/24	250,000	255,041
4.125%, 06/01/21	916,000	992,979
Anthem, Inc. 2.300%, 07/15/18	510,000	515,803
3.125%, 05/15/22	100,000	100,529
3.300%, 01/15/23	35,000	35,385
3.500%, 08/15/24	165,000	166,993
5.100%, 01/15/44	460,000	485,149
5.950%, 12/15/34	700,000	806,818
Cigna Corp. 4.000%, 02/15/22	240,000	254,761
5.125%, 06/15/20	330,000	365,860
Howard Hughes Medical Institute 3.500%, 09/01/23	200,000	213,978
Laboratory Corp. of America Holdings 3.200%, 02/01/22	215,000	217,957
Mayo Clinic 4.128%, 11/15/52	78,000	81,001
Roche Holdings, Inc. 2.250%, 09/30/19 (144A)	300,000	309,147
UnitedHealth Group, Inc. 2.700%, 07/15/20	130,000	135,043
2.750%, 02/15/23	46,000	46,837
2.875%, 03/15/22	400,000	414,441
2.875%, 03/15/23	300,000	307,993
3.100%, 03/15/26	475,000	485,919
3.750%, 07/15/25	205,000	220,884
3.950%, 10/15/42	250,000	251,523
4.625%, 07/15/35	155,000	173,039
4.700%, 02/15/21	64,000	72,385
4.750%, 07/15/45	35,000	40,134
5.800%, 03/15/36	225,000	286,085
6.625%, 11/15/37	175,000	241,159

		7,476,843

Holding Companies-Diversified—0.0%
Hutchison Whampoa International, Ltd. 2.000%, 11/08/17 (144A)	200,000	200,940
MUFG Americas Holdings Corp. 3.000%, 02/10/25	145,000	141,675

		342,615

Home Furnishings—0.0%
Samsung Electronics America, Inc. 1.750%, 04/10/17 (144A)	245,000	244,760

MIST-134

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—0.0%
Kimberly-Clark Corp. 5.300%, 03/01/41	225,000	$278,510
6.125%, 08/01/17	98,000	104,709

		383,219

Housewares—0.0%
Newell Rubbermaid, Inc. 5.500%, 04/01/46	195,000	211,847

Insurance—0.9%
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	335,000	415,866
Allstate Corp. (The) 3.150%, 06/15/23	173,000	177,857
American International Group, Inc. 3.300%, 03/01/21	250,000	255,597
3.875%, 01/15/35	75,000	66,995
4.500%, 07/16/44	335,000	315,948
4.700%, 07/10/35	150,000	149,056
4.800%, 07/10/45	625,000	616,867
Aon Corp. 3.125%, 05/27/16	100,000	100,345
5.000%, 09/30/20	200,000	221,214
Berkshire Hathaway Finance Corp. 1.300%, 05/15/18	129,000	129,521
3.000%, 05/15/22	400,000	416,856
4.300%, 05/15/43	285,000	301,434
Berkshire Hathaway, Inc. 2.200%, 03/15/21	95,000	97,017
2.750%, 03/15/23	400,000	407,938
3.125%, 03/15/26	405,000	415,265
Chubb INA Holdings, Inc. 2.300%, 11/03/20	200,000	203,330
2.700%, 03/13/23	200,000	202,106
2.875%, 11/03/22	110,000	113,510
4.350%, 11/03/45	190,000	207,064
5.800%, 03/15/18	401,000	433,673
CNA Financial Corp. 7.250%, 11/15/23	153,000	180,523
7.350%, 11/15/19	245,000	282,810
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (144A)	220,000	238,552
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	500,000	630,858
Lincoln National Corp. 6.250%, 02/15/20	375,000	418,971
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	401,000	581,320
MassMutual Global Funding II 2.000%, 04/05/17 (144A)	250,000	252,476
Nationwide Mutual Insurance Co. 7.875%, 04/01/33 (144A)	200,000	262,210
8.250%, 12/01/31 (144A)	135,000	186,113
9.375%, 08/15/39 (144A)	138,000	203,450

Insurance—(Continued)
New York Life Global Funding 1.550%, 11/02/18 (144A)	485,000	486,101
2.150%, 06/18/19 (144A)	365,000	371,316
2.450%, 07/14/16 (144A)	150,000	150,732
New York Life Insurance Co. 5.875%, 05/15/33 (144A)	400,000	478,674
Pacific Life Insurance Co. 9.250%, 06/15/39 (144A)	200,000	288,604
Pricoa Global Funding I 1.600%, 05/29/18 (144A)	617,000	614,969
2.200%, 05/16/19 (144A)	280,000	281,183
2.550%, 11/24/20 (144A)	280,000	283,429
Principal Financial Group, Inc. 6.050%, 10/15/36	100,000	118,572
Principal Life Global Funding II 1.006%, 05/27/16 (144A) (c)	500,000	500,347
2.625%, 11/19/20 (144A)	440,000	446,064
Prudential Financial, Inc. 3.500%, 05/15/24	550,000	559,021
5.100%, 08/15/43	200,000	208,608
5.200%, 03/15/44 (c)	445,000	428,949
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	800,000	1,032,838
Reliance Standard Life Global Funding II 2.375%, 05/04/20 (144A)	475,000	471,298
Swiss Re Treasury U.S. Corp. 4.250%, 12/06/42 (144A)	120,000	118,245
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 (144A)	136,000	145,731
Travelers Cos., Inc. (The) 3.900%, 11/01/20	25,000	27,198
6.750%, 06/20/36	175,000	233,433
Travelers Property Casualty Corp. 6.375%, 03/15/33	100,000	130,277
Voya Financial, Inc. 2.900%, 02/15/18	565,000	573,704

		16,434,035

Internet—0.1%
Amazon.com, Inc. 2.600%, 12/05/19	267,000	277,769
3.800%, 12/05/24	790,000	865,553
4.800%, 12/05/34	189,000	212,298
eBay, Inc. 2.600%, 07/15/22	645,000	619,971

		1,975,591

Iron/Steel—0.1%
Nucor Corp. 4.000%, 08/01/23	90,000	93,802
5.200%, 08/01/43	403,000	410,095
5.850%, 06/01/18	550,000	592,027

		1,095,924

MIST-135

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 1.700%, 06/16/18	760,000	$766,077
2.500%, 11/13/20	315,000	323,890
7.050%, 10/01/18	155,000	175,785
Caterpillar, Inc. 5.300%, 09/15/35	400,000	464,529
7.300%, 05/01/31	584,000	770,203

		2,500,484

Machinery-Diversified—0.2%
Deere & Co. 5.375%, 10/16/29	1,175,000	1,415,607
8.100%, 05/15/30	61,000	89,398
John Deere Capital Corp. 1.200%, 10/10/17	59,000	58,997
1.700%, 01/15/20	43,000	42,896
2.375%, 07/14/20	180,000	183,536
2.450%, 09/11/20	205,000	209,879
2.800%, 03/04/21	210,000	216,915
2.800%, 01/27/23	122,000	123,631
2.800%, 03/06/23	800,000	813,214
Roper Technologies, Inc. 3.000%, 12/15/20	83,000	84,803

		3,238,876

Media—0.9%
21st Century Fox America, Inc. 4.750%, 09/15/44	265,000	274,314
4.950%, 10/15/45	45,000	48,111
5.400%, 10/01/43	340,000	374,724
7.125%, 04/08/28	220,000	282,928
7.250%, 05/18/18	265,000	294,007
7.280%, 06/30/28	400,000	506,372
7.300%, 04/30/28	218,000	286,181
7.625%, 11/30/28	100,000	135,638
CBS Corp. 2.300%, 08/15/19	500,000	505,168
3.700%, 08/15/24	265,000	272,994
4.000%, 01/15/26	167,000	174,432
CCO Safari LLC 3.579%, 07/23/20 (144A)	170,000	173,712
4.464%, 07/23/22 (144A)	757,000	791,268
4.908%, 07/23/25 (144A)	215,000	226,785
6.384%, 10/23/35 (144A)	165,000	182,153
6.484%, 10/23/45 (144A)	505,000	561,927
Comcast Corp. 3.150%, 03/01/26	275,000	286,319
4.250%, 01/15/33	303,000	322,692
4.500%, 01/15/43	135,000	148,084
4.600%, 08/15/45	445,000	493,689
4.750%, 03/01/44	450,000	507,587
5.875%, 02/15/18	100,000	108,632
6.500%, 11/15/35	185,000	248,582
7.050%, 03/15/33	187,000	257,507

Media—(Continued)
COX Communications, Inc. 6.450%, 12/01/36 (144A)	500,000	482,692
Discovery Communications LLC 4.375%, 06/15/21	525,000	550,308
Grupo Televisa S.A.B. 8.500%, 03/11/32	100,000	128,281
Historic TW, Inc. 6.875%, 06/15/18	100,000	111,095
NBCUniversal Media LLC 4.375%, 04/01/21	320,000	357,825
4.450%, 01/15/43	145,000	156,174
5.950%, 04/01/41	300,000	383,561
TCI Communications, Inc. 7.875%, 02/15/26	996,000	1,364,469
Thomson Reuters Corp. 3.950%, 09/30/21	500,000	526,312
Time Warner Cable, Inc. 5.000%, 02/01/20	585,000	634,999
5.500%, 09/01/41	570,000	565,275
Time Warner Cos., Inc. 7.570%, 02/01/24	50,000	62,904
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	715,000	908,312
Time Warner, Inc. 3.600%, 07/15/25	125,000	128,306
4.050%, 12/15/23 (a)	286,000	308,402
4.650%, 06/01/44	130,000	127,141
4.750%, 03/29/21	500,000	551,397
4.850%, 07/15/45	575,000	584,931
5.350%, 12/15/43	90,000	95,778
6.500%, 11/15/36	250,000	290,016
7.625%, 04/15/31	350,000	446,756
Viacom, Inc. 3.250%, 03/15/23	44,000	42,574
4.375%, 03/15/43	569,000	439,857
6.125%, 10/05/17	400,000	423,381
6.875%, 04/30/36	375,000	392,426
Walt Disney Co. (The) 3.000%, 02/13/26	300,000	317,194
3.700%, 12/01/42	265,000	265,877
7.000%, 03/01/32	55,000	77,721

		18,187,770

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 2.500%, 01/15/23	300,000	301,500
4.200%, 06/15/35	60,000	62,482

		363,982

Mining—0.2%
BHP Billiton Finance USA, Ltd. 2.050%, 09/30/18	137,000	138,304
2.875%, 02/24/22	400,000	401,356
3.250%, 11/21/21	500,000	514,275
4.125%, 02/24/42	185,000	169,219
5.400%, 03/29/17	450,000	466,830

MIST-136

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Freeport Minerals Corp. 9.500%, 06/01/31	500,000	$430,000
Freeport-McMoRan, Inc. 3.875%, 03/15/23	882,000	597,555
Glencore Finance Canada, Ltd. 5.550%, 10/25/42 (144A)	135,000	103,950
Glencore Funding LLC 4.000%, 04/16/25 (144A)	90,000	70,594
Rio Tinto Finance USA plc 2.875%, 08/21/22 (a)	200,000	194,629
Rio Tinto Finance USA, Ltd. 3.750%, 06/15/25 (a)	350,000	341,101
7.125%, 07/15/28	280,000	330,350
Teck Resources, Ltd. 3.750%, 02/01/23	128,000	84,401
6.250%, 07/15/41	290,000	166,750

		4,009,314

Miscellaneous Manufacturing—0.4%
Eaton Corp. 5.800%, 03/15/37	375,000	419,007
7.650%, 11/15/29	100,000	136,287
General Electric Co. 1.600%, 11/20/17	350,000	353,382
2.100%, 12/11/19	35,000	35,831
2.700%, 10/09/22	148,000	153,925
3.375%, 03/11/24	218,000	234,023
4.125%, 10/09/42	380,000	400,748
4.375%, 09/16/20	149,000	166,187
4.500%, 03/11/44	1,095,000	1,222,296
5.000%, 01/21/21 (c)	236,000	243,080
5.500%, 01/08/20	430,000	493,234
6.750%, 03/15/32	287,000	390,435
Honeywell, Inc. 6.625%, 06/15/28	250,000	328,858
Illinois Tool Works, Inc. 3.900%, 09/01/42	200,000	202,143
6.250%, 04/01/19	172,000	195,166
Ingersoll-Rand Co. 6.443%, 11/15/27	300,000	370,817
Ingersoll-Rand Global Holding Co., Ltd. 4.250%, 06/15/23	135,000	145,550
6.875%, 08/15/18	272,000	301,189
Parker-Hannifin Corp. 3.300%, 11/21/24	114,000	119,927
6.550%, 07/15/18	500,000	552,614
Pentair Finance S.A. 4.650%, 09/15/25	137,000	140,821
Siemens Financieringsmaatschappij NV 5.750%, 10/17/16 (144A)	230,000	236,118
Textron, Inc. 3.875%, 03/01/25	105,000	105,832
Tyco International Finance S.A. 3.900%, 02/14/26	128,000	132,832

		7,080,302

Oil & Gas—1.4%
Alberta Energy Co., Ltd. 7.375%, 11/01/31	500,000	440,575
Anadarko Petroleum Corp. 5.950%, 09/15/16	280,000	284,861
Apache Corp. 3.250%, 04/15/22	300,000	288,644
5.100%, 09/01/40	300,000	272,203
6.000%, 01/15/37	150,000	149,265
BP Capital Markets plc 1.375%, 11/06/17	40,000	39,871
2.241%, 09/26/18	650,000	658,254
2.750%, 05/10/23	335,000	328,574
3.062%, 03/17/22	285,000	290,457
3.245%, 05/06/22	940,000	967,382
3.814%, 02/10/24	500,000	519,833
Burlington Resources Finance Co. 7.400%, 12/01/31	300,000	339,512
Canadian Natural Resources, Ltd. 1.750%, 01/15/18	188,000	183,320
3.800%, 04/15/24	111,000	99,670
5.850%, 02/01/35	405,000	348,620
7.200%, 01/15/32	200,000	192,998
Canadian Oil Sands, Ltd. 6.000%, 04/01/42 (144A)	55,000	42,952
Cenovus Energy, Inc. 3.000%, 08/15/22	50,000	44,455
3.800%, 09/15/23	500,000	449,302
5.700%, 10/15/19 (a)	325,000	326,143
Chevron Corp. 1.344%, 11/09/17	995,000	1,000,674
1.365%, 03/02/18	250,000	250,890
2.355%, 12/05/22	330,000	329,774
2.419%, 11/17/20	400,000	410,966
ConocoPhillips 3.350%, 05/15/25 (a)	50,000	47,825
5.900%, 10/15/32	250,000	253,897
6.000%, 01/15/20	325,000	361,400
ConocoPhillips Holding Co. 6.950%, 04/15/29	225,000	253,091
Devon Energy Corp. 3.250%, 05/15/22	130,000	109,459
5.000%, 06/15/45 (a)	435,000	324,670
7.950%, 04/15/32	235,000	238,994
Devon Financing Co. LLC 7.875%, 09/30/31	250,000	245,144
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43	228,000	150,112
Ensco plc 4.700%, 03/15/21 (a)	438,000	305,667
5.200%, 03/15/25	105,000	58,800
EOG Resources, Inc. 2.625%, 03/15/23 (a)	73,000	69,174
5.100%, 01/15/36	431,000	444,770
5.875%, 09/15/17	50,000	52,943
6.875%, 10/01/18	120,000	132,654

MIST-137

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Exxon Mobil Corp. 2.726%, 03/01/23	1,060,000	$1,078,065
3.043%, 03/01/26	208,000	212,880
3.567%, 03/06/45	149,000	144,876
4.114%, 03/01/46	110,000	116,633
Hess Corp. 7.875%, 10/01/29	175,000	190,306
Kerr-McGee Corp. 7.875%, 09/15/31	1,000,000	1,092,441
Marathon Oil Corp. 6.800%, 03/15/32	727,000	645,097
Marathon Petroleum Corp. 3.625%, 09/15/24	241,000	220,376
Nabors Industries, Inc. 2.350%, 09/15/16	200,000	199,220
4.625%, 09/15/21	115,000	97,578
5.000%, 09/15/20	110,000	95,067
Noble Energy, Inc. 3.900%, 11/15/24	122,000	114,836
5.050%, 11/15/44	107,000	91,132
5.250%, 11/15/43	370,000	318,638
6.000%, 03/01/41	215,000	200,474
Noble Holding International, Ltd. 5.250%, 03/15/42	250,000	124,414
6.050%, 03/01/41	500,000	245,000
7.950%, 04/01/45	218,000	122,298
Occidental Petroleum Corp. 1.750%, 02/15/17	500,000	501,007
3.400%, 04/15/26	114,000	115,089
3.500%, 06/15/25	193,000	197,653
4.625%, 06/15/45	79,000	82,272
8.450%, 02/15/29	135,000	197,725
Petro-Canada 5.350%, 07/15/33	165,000	161,165
Phillips 66 4.875%, 11/15/44	520,000	520,946
Shell International Finance B.V. 1.625%, 11/10/18	1,410,000	1,414,264
2.125%, 05/11/20	210,000	211,947
2.250%, 11/10/20	111,000	112,587
2.375%, 08/21/22	440,000	435,973
3.250%, 05/11/25	150,000	151,415
3.400%, 08/12/23	350,000	362,772
3.625%, 08/21/42	25,000	22,375
4.550%, 08/12/43	350,000	363,360
5.200%, 03/22/17	500,000	520,417
5.500%, 03/25/40	86,000	96,598
Sinopec Group Overseas Development 2013, Ltd. 4.375%, 10/17/23 (144A)	582,000	622,937
Statoil ASA 1.200%, 01/17/18	25,000	24,941
5.100%, 08/17/40	100,000	109,740
7.250%, 09/23/27	205,000	266,480
Suncor Energy, Inc. 5.950%, 12/01/34	100,000	100,755

Oil & Gas—(Continued)
Suncor Energy, Inc. 6.100%, 06/01/18	805,000	860,560
7.150%, 02/01/32	100,000	111,498
Tosco Corp. 8.125%, 02/15/30	526,000	647,711
Total Capital Canada, Ltd. 2.750%, 07/15/23	1,229,000	1,226,897
Total Capital International S.A. 2.700%, 01/25/23	564,000	561,591
Transocean, Inc. 7.125%, 12/15/21 (a)	280,000	189,000
7.500%, 04/15/31	55,000	28,600

		26,835,401

Oil & Gas Services—0.2%
Baker Hughes, Inc. 5.125%, 09/15/40	265,000	265,705
6.875%, 01/15/29	458,000	565,006
Cameron International Corp. 6.375%, 07/15/18	80,000	88,362
Halliburton Co. 2.700%, 11/15/20	210,000	213,197
3.375%, 11/15/22	104,000	105,838
3.500%, 08/01/23	214,000	216,089
4.850%, 11/15/35	85,000	84,995
5.000%, 11/15/45	311,000	303,952
6.700%, 09/15/38	350,000	421,612
National Oilwell Varco, Inc. 1.350%, 12/01/17	29,000	28,368
2.600%, 12/01/22	200,000	170,401
Schlumberger Holdings Corp. 2.350%, 12/21/18 (144A)	400,000	402,624
Schlumberger Investment S.A. 3.650%, 12/01/23	358,000	371,765

		3,237,914

Pharmaceuticals—1.3%
AbbVie, Inc. 1.750%, 11/06/17	874,000	878,045
2.900%, 11/06/22	500,000	508,833
3.200%, 11/06/22	359,000	371,251
3.600%, 05/14/25	410,000	430,384
4.500%, 05/14/35	925,000	961,083
4.700%, 05/14/45	325,000	345,596
Actavis Funding SCS 2.350%, 03/12/18	750,000	758,859
3.000%, 03/12/20	345,000	354,732
3.450%, 03/15/22	915,000	949,914
3.800%, 03/15/25	188,000	195,660
3.850%, 06/15/24	315,000	330,161
4.550%, 03/15/35	760,000	783,036
4.750%, 03/15/45	225,000	236,634
4.850%, 06/15/44	100,000	106,494
Actavis, Inc. 1.875%, 10/01/17	545,000	547,324

MIST-138

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Allergan, Inc. 5.750%, 04/01/16	80,000	$80,000
AstraZeneca plc 2.375%, 11/16/20	425,000	433,594
3.375%, 11/16/25	1,087,000	1,125,951
5.900%, 09/15/17	200,000	213,350
6.450%, 09/15/37	360,000	478,582
Baxalta, Inc. 3.600%, 06/23/22 (144A)	329,000	334,228
4.000%, 06/23/25 (144A)	695,000	706,271
5.250%, 06/23/45 (144A)	125,000	132,848
Bayer U.S. Finance LLC 1.500%, 10/06/17 (144A)	285,000	286,550
Bristol-Myers Squibb Co. 6.875%, 08/01/97	100,000	149,422
Cardinal Health, Inc. 2.400%, 11/15/19	128,000	129,944
3.200%, 06/15/22	155,000	161,086
3.750%, 09/15/25	169,000	178,618
Express Scripts Holding Co. 2.650%, 02/15/17	229,000	231,991
3.500%, 06/15/24	249,000	246,785
4.500%, 02/25/26	255,000	264,823
6.125%, 11/15/41	350,000	393,384
Express Scripts, Inc. 7.250%, 06/15/19	135,000	156,421
Forest Laboratories LLC 4.875%, 02/15/21 (144A)	220,000	242,567
5.000%, 12/15/21 (144A)	225,000	251,195
GlaxoSmithKline Capital plc 2.850%, 05/08/22	1,120,000	1,173,170
GlaxoSmithKline Capital, Inc. 2.800%, 03/18/23	143,000	148,289
5.375%, 04/15/34	300,000	355,317
Johnson & Johnson 2.450%, 03/01/26	300,000	301,099
3.550%, 03/01/36	90,000	93,582
6.950%, 09/01/29	700,000	1,022,864
McKesson Corp. 2.850%, 03/15/23	420,000	418,580
3.796%, 03/15/24	750,000	782,911
Mead Johnson Nutrition Co. 3.000%, 11/15/20	89,000	91,458
4.900%, 11/01/19	135,000	147,912
5.900%, 11/01/39	300,000	350,331
Medco Health Solutions, Inc. 4.125%, 09/15/20	450,000	476,683
Merck & Co., Inc. 2.400%, 09/15/22	62,000	63,223
2.750%, 02/10/25	629,000	643,897
3.700%, 02/10/45	175,000	178,086
6.550%, 09/15/37	150,000	203,336
Mylan, Inc. 1.800%, 06/24/16	230,000	230,166
2.600%, 06/24/18	50,000	50,018

Pharmaceuticals—(Continued)
Novartis Capital Corp. 2.400%, 09/21/22	300,000	307,226
3.400%, 05/06/24	527,000	565,347
Perrigo Finance Unlimited Co. 3.500%, 12/15/21	200,000	203,862
3.900%, 12/15/24	200,000	198,963
Pfizer, Inc. 6.050%, 03/30/17	150,000	157,673
Sanofi 1.250%, 04/10/18	419,000	421,199
Teva Pharmaceutical Finance Co. B.V. 2.950%, 12/18/22	77,000	77,428
3.650%, 11/10/21	254,000	264,717
Teva Pharmaceutical Finance IV LLC 2.250%, 03/18/20	240,000	239,448
Wyeth LLC 6.500%, 02/01/34	806,000	1,067,037
Zoetis, Inc. 1.875%, 02/01/18	52,000	51,951
3.250%, 02/01/23	460,000	454,887
3.450%, 11/13/20	39,000	40,066
4.700%, 02/01/43	43,000	40,438

		24,776,780

Pipelines—0.8%
Boardwalk Pipelines L.P. 5.750%, 09/15/19	290,000	289,681
Buckeye Partners L.P. 5.850%, 11/15/43	255,000	222,448
Enable Midstream Partners L.P. 3.900%, 05/15/24	260,000	205,549
Energy Transfer Partners L.P. 2.500%, 06/15/18	576,000	557,549
3.600%, 02/01/23	718,000	622,873
4.050%, 03/15/25	270,000	237,622
4.750%, 01/15/26	364,000	330,785
EnLink Midstream Partners L.P. 2.700%, 04/01/19	281,000	250,895
Enterprise Products Operating LLC 3.700%, 02/15/26 (a)	53,000	51,984
3.750%, 02/15/25	567,000	565,965
3.900%, 02/15/24	252,000	254,714
4.900%, 05/15/46	185,000	177,820
4.950%, 10/15/54	33,000	28,642
5.200%, 09/01/20	150,000	163,771
5.250%, 01/31/20	500,000	540,872
6.125%, 10/15/39	400,000	418,547
6.875%, 03/01/33	162,000	183,562
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	240,000	200,122
5.400%, 09/01/44	385,000	337,090
Magellan Midstream Partners L.P. 5.000%, 03/01/26	285,000	308,208
6.550%, 07/15/19	695,000	775,584
MPLX L.P. 4.000%, 02/15/25	95,000	81,909

MIST-139

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
ONEOK Partners L.P. 3.375%, 10/01/22	210,000	$188,462
3.800%, 03/15/20 (a)	220,000	209,807
4.900%, 03/15/25	520,000	489,910
6.125%, 02/01/41	475,000	428,404
6.650%, 10/01/36	275,000	255,804
6.850%, 10/15/37	275,000	258,480
Plains All American Pipeline L.P. / PAA Finance Corp. 3.650%, 06/01/22	350,000	320,368
4.650%, 10/15/25 (a)	400,000	369,807
4.700%, 06/15/44	250,000	186,727
5.750%, 01/15/20 (a)	610,000	635,975
6.650%, 01/15/37	425,000	393,221
Spectra Energy Capital LLC 3.300%, 03/15/23	237,000	209,850
6.750%, 07/15/18	185,000	197,031
6.750%, 02/15/32	705,000	669,768
7.500%, 09/15/38	85,000	88,169
Spectra Energy Partners L.P. 2.950%, 09/25/18	140,000	140,549
Sunoco Logistics Partners Operations L.P. 4.250%, 04/01/24	91,000	83,535
4.950%, 01/15/43	295,000	232,721
5.300%, 04/01/44	170,000	140,236
5.350%, 05/15/45	1,040,000	873,446
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	46,000	43,677
6.000%, 09/15/17 (144A)	150,000	157,110
Texas Gas Transmission LLC 4.500%, 02/01/21 (144A)	210,000	198,624
TransCanada PipeLines, Ltd. 5.850%, 03/15/36	176,000	179,909
7.125%, 01/15/19	142,000	157,660
7.250%, 08/15/38	300,000	347,339
Transcanada Trust 5.625%, 05/20/75 (c)	55,000	48,436
Western Gas Partners L.P. 3.950%, 06/01/25	157,000	134,514
5.375%, 06/01/21	149,000	144,177
Williams Partners L.P. 4.000%, 09/15/25	193,000	155,306

		14,745,214

Real Estate—0.0%
ProLogis L.P. 3.750%, 11/01/25	338,000	352,683
4.250%, 08/15/23	333,000	359,163

		711,846

Real Estate Investment Trusts—0.6%
American Tower Corp. 3.450%, 09/15/21	330,000	337,439
4.000%, 06/01/25	70,000	72,214
4.400%, 02/15/26	195,000	206,200

Real Estate Investment Trusts—(Continued)
American Tower Corp. 4.500%, 01/15/18	220,000	229,240
5.000%, 02/15/24	474,000	520,154
AvalonBay Communities, Inc. 3.625%, 10/01/20	135,000	140,959
Boston Properties L.P. 3.650%, 02/01/26	225,000	233,472
3.800%, 02/01/24	227,000	237,867
3.850%, 02/01/23	510,000	536,916
4.125%, 05/15/21	100,000	107,159
Brixmor Operating Partnership L.P. 3.875%, 08/15/22	330,000	322,039
Crown Castle International Corp. 3.400%, 02/15/21	175,000	177,608
4.450%, 02/15/26	510,000	530,271
DDR Corp. 3.500%, 01/15/21	320,000	324,629
Duke Realty L.P. 3.875%, 02/15/21	55,000	56,785
4.375%, 06/15/22	210,000	221,159
ERP Operating L.P. 4.625%, 12/15/21	60,000	66,762
4.750%, 07/15/20	190,000	207,697
5.750%, 06/15/17	133,000	140,053
HCP, Inc. 2.625%, 02/01/20	100,000	98,625
3.150%, 08/01/22	120,000	114,858
3.875%, 08/15/24	257,000	248,042
4.000%, 12/01/22	600,000	603,002
4.000%, 06/01/25	200,000	192,198
4.200%, 03/01/24	125,000	123,374
5.625%, 05/01/17	345,000	357,803
Kimco Realty Corp. 3.125%, 06/01/23	175,000	173,232
3.200%, 05/01/21	310,000	316,582
3.400%, 11/01/22	55,000	55,752
Liberty Property L.P. 3.375%, 06/15/23	75,000	74,095
4.400%, 02/15/24	155,000	163,232
National Retail Properties, Inc. 4.000%, 11/15/25	193,000	198,220
Realty Income Corp. 3.875%, 07/15/24	200,000	202,757
4.125%, 10/15/26	250,000	257,063
Simon Property Group L.P. 3.300%, 01/15/26	122,000	126,611
3.500%, 09/01/25	275,000	289,259
4.375%, 03/01/21	420,000	462,386
10.350%, 04/01/19	340,000	419,340
UDR, Inc. 3.700%, 10/01/20	140,000	146,810
Ventas Realty L.P. 4.125%, 01/15/26	68,000	69,826
4.375%, 02/01/45	45,000	41,281

MIST-140

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Ventas Realty L.P. / Ventas Capital Corp. 3.250%, 08/15/22	285,000	$285,511
4.250%, 03/01/22	300,000	317,341
Weingarten Realty Investors 4.450%, 01/15/24	52,000	53,692
Welltower, Inc. 3.750%, 03/15/23	110,000	109,883
4.000%, 06/01/25	410,000	410,224
4.250%, 04/01/26	460,000	466,148

		11,045,770

Retail—0.8%
Bed Bath & Beyond, Inc. 4.915%, 08/01/34	138,000	124,474
CVS Health Corp. 2.250%, 12/05/18	500,000	512,151
2.750%, 12/01/22	380,000	390,299
2.800%, 07/20/20	850,000	882,175
3.875%, 07/20/25	225,000	242,803
4.875%, 07/20/35	545,000	607,658
5.125%, 07/20/45	370,000	428,505
5.750%, 06/01/17	80,000	84,283
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	89,377	93,521
5.880%, 01/10/28	487,097	537,490
Gap, Inc. (The) 5.950%, 04/12/21	200,000	216,688
Home Depot, Inc. (The) 2.000%, 06/15/19	496,000	509,015
2.000%, 04/01/21	405,000	409,057
2.625%, 06/01/22	115,000	118,960
4.250%, 04/01/46	190,000	209,150
5.400%, 09/15/40	200,000	250,359
5.875%, 12/16/36	100,000	130,123
Kohl’s Corp. 5.550%, 07/17/45	240,000	217,208
Lowe’s Cos., Inc. 4.375%, 09/15/45	165,000	183,331
5.500%, 10/15/35	275,000	333,800
5.800%, 10/15/36	150,000	187,064
6.500%, 03/15/29	125,000	165,517
6.875%, 02/15/28	450,000	597,620
Macy’s Retail Holdings, Inc. 4.300%, 02/15/43	295,000	221,787
6.700%, 09/15/28	435,000	475,025
6.900%, 04/01/29	113,000	121,472
6.900%, 01/15/32	180,000	191,435
7.000%, 02/15/28	150,000	169,702
McDonald’s Corp. 2.100%, 12/07/18	440,000	448,923
2.750%, 12/09/20	70,000	72,501
3.700%, 02/15/42	225,000	207,829
4.700%, 12/09/35	70,000	75,222
4.875%, 07/15/40	340,000	363,421
4.875%, 12/09/45	190,000	207,569
6.300%, 10/15/37	325,000	409,737

Retail—(Continued)
Nordstrom, Inc. 6.950%, 03/15/28	170,000	206,637
Starbucks Corp. 2.700%, 06/15/22	124,000	128,602
Target Corp. 3.500%, 07/01/24	103,000	112,976
6.350%, 11/01/32	250,000	332,585
6.650%, 08/01/28	182,000	231,264
6.750%, 01/01/28	66,000	83,598
Wal-Mart Stores, Inc. 2.550%, 04/11/23	550,000	565,796
3.300%, 04/22/24	150,000	161,766
4.000%, 04/11/43	255,000	270,132
4.125%, 02/01/19 (a)	250,000	271,166
4.300%, 04/22/44	285,000	318,693
5.250%, 09/01/35	775,000	959,952
5.875%, 04/05/27	90,000	115,594
6.750%, 10/15/23	111,000	144,867
Walgreen Co. 3.100%, 09/15/22	94,000	94,867
Walgreens Boots Alliance, Inc. 3.800%, 11/18/24	1,178,000	1,212,166
4.500%, 11/18/34	292,000	283,569
4.800%, 11/18/44	175,000	173,918

		16,064,022

Semiconductors—0.1%
Intel Corp. 2.450%, 07/29/20	344,000	356,004
3.100%, 07/29/22	230,000	243,162
3.300%, 10/01/21	245,000	263,173
4.800%, 10/01/41	182,000	203,488
4.900%, 07/29/45	530,000	594,432
QUALCOMM, Inc. 4.800%, 05/20/45	777,000	769,686

		2,429,945

Software—0.4%
Intuit, Inc. 5.750%, 03/15/17	431,000	447,882
Microsoft Corp. 2.000%, 11/03/20	300,000	307,366
2.700%, 02/12/25	600,000	613,102
3.500%, 02/12/35	68,000	66,595
3.500%, 11/15/42	190,000	183,114
3.750%, 02/12/45	690,000	683,476
4.450%, 11/03/45	360,000	399,300
4.500%, 10/01/40	500,000	553,725
5.200%, 06/01/39	500,000	603,635
Oracle Corp. 2.375%, 01/15/19	165,000	171,045
2.500%, 05/15/22	305,000	311,145
2.500%, 10/15/22	709,000	721,408
2.800%, 07/08/21	225,000	235,546
2.950%, 05/15/25	450,000	460,970

MIST-141

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Oracle Corp. 3.625%, 07/15/23	161,000	$174,389
4.125%, 05/15/45	820,000	837,777
4.500%, 07/08/44	170,000	182,489
5.000%, 07/08/19	200,000	223,724
6.125%, 07/08/39	70,000	90,314

		7,267,002

Telecommunications—1.6%
Alltel Corp. 6.800%, 05/01/29	280,000	334,316
America Movil S.A.B. de C.V. 1.632%, 09/12/16 (c)	500,000	499,802
5.000%, 03/30/20	100,000	110,647
5.625%, 11/15/17	125,000	133,038
6.375%, 03/01/35	600,000	717,979
AT&T, Inc. 1.700%, 06/01/17	915,000	919,882
2.400%, 03/15/17	120,000	121,401
3.000%, 06/30/22	1,567,000	1,589,784
3.400%, 05/15/25	1,162,000	1,164,723
3.800%, 03/15/22	1,166,000	1,228,713
3.950%, 01/15/25	51,000	53,006
4.300%, 12/15/42	1,013,000	927,209
4.450%, 04/01/24	285,000	308,483
4.500%, 05/15/35	90,000	88,749
4.600%, 02/15/21	100,000	109,403
4.800%, 06/15/44	765,000	744,742
5.150%, 03/15/42	255,000	257,028
5.500%, 02/01/18	300,000	321,413
BellSouth Capital Funding Corp. 7.875%, 02/15/30	550,000	695,026
BellSouth LLC 6.550%, 06/15/34	200,000	220,650
BellSouth Telecommunications LLC 6.375%, 06/01/28 (a)	350,000	390,497
British Telecommunications plc 2.350%, 02/14/19	285,000	290,450
5.950%, 01/15/18	100,000	107,835
9.625%, 12/15/30	75,000	117,231
Cisco Systems, Inc. 1.650%, 06/15/18	540,000	547,610
2.200%, 02/28/21	1,410,000	1,438,053
2.900%, 03/04/21	47,000	49,456
5.500%, 01/15/40	110,000	137,019
5.900%, 02/15/39	750,000	969,759
Crown Castle Towers LLC 4.883%, 08/15/20 (144A)	500,000	535,521
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	100,000	149,922
GTP Acquisition Partners LLC 3.482%, 06/16/25 (144A)	269,000	272,632
Koninklijke KPN NV 8.375%, 10/01/30	250,000	333,587
Nippon Telegraph & Telephone Corp. 1.400%, 07/18/17	500,000	500,063

Telecommunications—(Continued)
Orange S.A. 2.750%, 09/14/16	500,000	503,711
5.500%, 02/06/44 (a)	348,000	414,588
9.000%, 03/01/31	165,000	250,369
Qwest Corp. 6.750%, 12/01/21	350,000	376,250
6.875%, 09/15/33	85,000	82,878
7.250%, 09/15/25	133,000	145,450
Rogers Communications, Inc. 4.100%, 10/01/23	213,000	229,507
6.800%, 08/15/18	100,000	111,340
7.500%, 08/15/38	100,000	129,363
8.750%, 05/01/32	400,000	554,459
SES Global Americas Holdings GP 2.500%, 03/25/19 (144A)	70,000	69,082
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	150,000	153,891
Verizon Communications, Inc. 2.500%, 09/15/16	194,000	195,494
2.625%, 02/21/20	214,000	220,193
3.850%, 11/01/42	1,672,000	1,518,362
4.272%, 01/15/36	115,000	114,424
4.400%, 11/01/34	169,000	170,850
4.500%, 09/15/20	656,000	724,239
4.522%, 09/15/48	439,000	439,747
4.672%, 03/15/55	131,000	125,760
4.862%, 08/21/46	1,620,000	1,708,324
5.012%, 08/21/54	507,000	508,637
5.150%, 09/15/23	1,277,000	1,473,930
5.850%, 09/15/35	650,000	752,706
6.000%, 04/01/41	290,000	346,682
6.400%, 09/15/33	241,000	296,430
Verizon Pennsylvania LLC 6.000%, 12/01/28	125,000	138,941
8.750%, 08/15/31	200,000	269,675
Vodafone Group plc 1.500%, 02/19/18	30,000	29,968
2.500%, 09/26/22	110,000	107,470
2.950%, 02/19/23	115,000	114,662
6.150%, 02/27/37	350,000	393,994
6.250%, 11/30/32	750,000	863,677

		29,920,682

Transportation—0.4%
Burlington Northern Santa Fe LLC 3.050%, 09/01/22	620,000	650,815
3.450%, 09/15/21	510,000	545,234
3.850%, 09/01/23	500,000	547,228
4.150%, 04/01/45	245,000	251,389
4.450%, 03/15/43	310,000	333,341
4.550%, 09/01/44	200,000	216,724
4.700%, 09/01/45	190,000	211,609
4.900%, 04/01/44	150,000	171,122
5.750%, 03/15/18	100,000	108,749
7.950%, 08/15/30	100,000	144,429

MIST-142

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Canadian National Railway Co. 5.850%, 11/15/17	190,000	$202,342
6.250%, 08/01/34	100,000	130,830
6.800%, 07/15/18	120,000	132,737
Canadian Pacific Railway Co. 2.900%, 02/01/25	260,000	250,905
5.750%, 03/15/33	120,000	135,191
6.125%, 09/15/15	102,000	109,365
7.250%, 05/15/19	290,000	332,358
CSX Corp. 3.400%, 08/01/24	300,000	310,373
4.100%, 03/15/44	41,000	40,451
7.900%, 05/01/17	62,000	66,342
FedEx Corp. 3.250%, 04/01/26	82,000	84,148
3.900%, 02/01/35	96,000	92,932
4.100%, 02/01/45	485,000	461,349
4.550%, 04/01/46	70,000	71,940
JB Hunt Transport Services, Inc. 3.300%, 08/15/22	490,000	499,478
Norfolk Southern Corp. 5.590%, 05/17/25	100,000	118,019
Ryder System, Inc. 2.500%, 05/11/20	844,000	833,239
2.875%, 09/01/20	330,000	329,098
3.450%, 11/15/21	31,000	31,605
Union Pacific Corp. 6.250%, 05/01/34	378,000	477,178
United Parcel Service of America, Inc. 8.375%, 04/01/20	75,000	94,070
8.375%, 04/01/30 (d)	377,000	542,980

		8,527,570

Trucking & Leasing—0.0%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.875%, 07/17/18 (144A)	93,000	93,675

Water—0.0%
American Water Capital Corp. 6.593%, 10/15/37	100,000	136,128

Total Corporate Bonds & Notes (Cost $460,604,661)		460,011,535

Convertible Bonds—18.2%

Aerospace/Defense—0.6%
Airbus Group SE Zero Coupon, 07/01/22 (EUR)	6,300,000	7,520,038
Safran S.A. Zero Coupon, 12/31/20 (EUR)	3,559,000	3,812,063

		11,332,101

Apparel—0.2%
LVMH Moet Hennessy Louis Vuitton SE Zero Coupon, 02/16/21	1,261,000	3,305,081

Banks—0.5%
Credit Agricole S.A. Zero Coupon, 12/06/16 (EUR)	4,597,600	3,701,363
Shizuoka Bank, Ltd. (The) Zero Coupon, 04/25/18	4,500,000	4,263,750
Yamaguchi Financial Group, Inc. 0.130%, 03/26/20 (c)	2,000,000	1,864,500

		9,829,613

Biotechnology—1.0%
Gilead Sciences, Inc. 1.625%, 05/01/16	2,450,000	10,077,156
Illumina, Inc. Zero Coupon, 06/15/19 (a)	9,236,000	9,588,123

		19,665,279

Chemicals—0.3%
Brenntag Finance B.V. 1.875%, 12/02/22	4,500,000	4,811,850
Toray Industries, Inc. Zero Coupon, 08/30/19 (JPY)	100,000,000	1,059,576

		5,871,426

Coal—0.2%
RAG-Stiftung Zero Coupon, 12/31/18 (EUR)	2,300,000	2,690,450
Zero Coupon, 02/18/21 (EUR)	600,000	730,942

		3,421,392

Commercial Services—0.3%
Macquarie Infrastructure Corp. 2.875%, 07/15/19 (a)	2,682,000	2,961,934
Toppan Printing Co., Ltd. Zero Coupon, 12/19/19 (JPY)	200,000,000	1,914,789

		4,876,723

Computers—0.3%
Cap Gemini S.A. Zero Coupon, 01/01/19 (EUR)	5,499,700	5,431,412

Electric—0.5%
Chugoku Electric Power Co., Inc. (The) Zero Coupon, 03/25/20 (JPY)	870,000,000	8,035,586
Tohoku Electric Power Co., Inc. Zero Coupon, 12/03/18 (JPY)	200,000,000	1,819,272

		9,854,858

Food—0.1%
J Sainsbury plc 1.250%, 11/21/19 (GBP)	1,200,000	1,825,875

MIST-143

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Gas—0.3%
National Grid North America, Inc. 0.900%, 11/02/20 (GBP)	3,700,000	$5,442,192

Healthcare-Products—0.1%
Terumo Corp. Zero Coupon, 12/04/19 (JPY)	150,000,000	1,596,028

Healthcare-Services—0.5%
Anthem, Inc. 2.750%, 10/15/42	4,913,000	9,405,324

Holding Companies-Diversified—0.8%
GBL Verwaltung S.A. 1.250%, 02/07/17 (EUR)	1,700,000	1,947,584
Industrivarden AB Zero Coupon, 05/15/19 (SEK)	42,000,000	5,603,449
1.875%, 02/27/17 (EUR)	3,800,000	4,475,360
Sofina S.A. 1.000%, 09/19/16	1,000,000	993,410
Solidium Oy Zero Coupon, 09/04/18 (EUR)	1,800,000	2,191,021

		15,210,824

Home Furnishings—0.9%
Steinhoff Finance Holdings GmbH 1.250%, 08/11/22 (EUR)	11,800,000	14,417,475
4.000%, 01/30/21 (EUR)	1,200,000	2,154,727

		16,572,202

Insurance—0.3%
Swiss Life Holding AG Zero Coupon, 12/02/20 (CHF)	4,270,000	5,385,294

Internet—0.8%
Priceline Group, Inc. (The) 0.350%, 06/15/20 (a)	5,865,000	7,038,000
0.900%, 09/15/21 (a)	2,595,000	2,611,219
1.000%, 03/15/18	4,144,000	5,938,870

		15,588,089

Investment Company Security—0.3%
Ares Capital Corp. 4.375%, 01/15/19 (a)	1,851,000	1,867,196
4.750%, 01/15/18	3,679,000	3,720,389

		5,587,585

Lodging—0.1%
Resorttrust, Inc. Zero Coupon, 12/01/21 (JPY)	240,000,000	2,287,085

Miscellaneous Manufacturing—0.9%
Siemens Financieringsmaatschappij NV 1.050%, 08/16/17	13,750,000	14,416,875
1.650%, 08/16/19	1,750,000	1,962,328

		16,379,203

Oil & Gas—0.4%
Total S.A. 0.500%, 12/02/22	8,600,000	8,532,920

Oil & Gas Services—0.2%
Technip S.A. 0.875%, 01/25/21 (EUR)	2,400,000	3,128,314

Pharmaceuticals—0.3%
Teva Pharmaceutical Finance Co. LLC 0.250%, 02/01/26	4,707,000	6,124,984

Real Estate—1.1%
CapitaLand, Ltd. 1.850%, 06/19/20 (SGD)	4,500,000	3,163,371
1.950%, 10/17/23 (SGD)	7,250,000	5,352,042
Deutsche Wohnen AG 0.500%, 11/22/20 (EUR)	4,800,000	8,659,873
LEG Immobilien AG 0.500%, 07/01/21 (EUR)	2,500,000	4,374,371

		21,549,657

Real Estate Investment Trusts—1.6%
British Land White 2015, Ltd. Zero Coupon, 06/09/20 (GBP)	2,400,000	3,277,061
Cofinimmo S.A. 2.000%, 06/20/18 (EUR) (e)	2,775,700	3,877,020
Derwent London Capital No.2 Jersey, Ltd. 1.125%, 07/24/19 (GBP)	1,000,000	1,585,260
Extra Space Storage L.P. 3.125%, 10/01/35 (144A)	1,961,000	2,239,217
Fonciere Des Regions 0.875%, 04/01/19 (EUR)	7,448,000	8,504,952
Ruby Assets Pte, Ltd. 1.600%, 02/01/17 (SGD)	2,500,000	2,158,994
Unibail-Rodamco SE Zero Coupon, 07/01/21 (EUR)	1,459,600	5,404,665
Zero Coupon, 01/01/22 (EUR)	1,121,300	4,501,440

		31,548,609

Retail—0.1%
Takashimaya Co., Ltd. Zero Coupon, 12/11/18 (JPY)	160,000,000	1,437,647
Zero Coupon, 12/11/20 (JPY)	80,000,000	746,368

		2,184,015

Semiconductors—2.4%
Intel Corp. 2.950%, 12/15/35 (a)	6,302,000	8,007,479
3.250%, 08/01/39	5,031,000	8,002,434
Lam Research Corp. 1.250%, 05/15/18 (a)	1,400,000	2,062,375
Novellus Systems, Inc. 2.625%, 05/15/41	5,403,000	13,163,059

MIST-144

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*/ Shares	Value

Semiconductors—(Continued)
STMicroelectronics NV Zero Coupon, 07/03/19	4,800,000	$4,333,440
1.000%, 07/03/21	3,400,000	3,061,700
Xilinx, Inc. 2.625%, 06/15/17	4,048,000	6,653,900

		45,284,387

Software—1.0%
Akamai Technologies, Inc. Zero Coupon, 02/15/19 (a)	2,841,000	2,773,526
Citrix Systems, Inc. 0.500%, 04/15/19 (a)	6,699,000	7,481,946
Red Hat, Inc. 0.250%, 10/01/19 (a)	7,463,000	9,258,784

		19,514,256

Telecommunications—1.2%
America Movil S.A.B. de C.V. Zero Coupon, 05/28/20 (EUR)	13,800,000	16,032,780
Vodafone Group plc Zero Coupon, 11/26/20 (GBP)	5,200,000	7,439,369

		23,472,149

Transportation—0.7%
Deutsche Post AG 0.600%, 12/06/19 (EUR)	7,700,000	11,263,330
Nagoya Railroad Co., Ltd. Zero Coupon, 12/11/24 (JPY)	240,000,000	2,356,391

		13,619,721

Water—0.2%
Suez Environnement Co. Zero Coupon, 02/27/20 (EUR)	19,262,700	4,646,833

Total Convertible Bonds (Cost $339,595,781)		348,473,431

Convertible Preferred Stocks—0.9%

Banks—0.7%
Wells Fargo & Co., Series L 7.500%, 12/31/49	11,780	14,195,018

Electric Utilities—0.1%
NextEra Energy, Inc. 5.799%, 09/01/16	24,602	1,498,262

Health Care Providers & Services—0.1%
Anthem, Inc. 5.250%, 05/01/18 (a)	27,330	1,276,037

Total Convertible Preferred Stocks (Cost $17,020,033)		16,969,317

U.S. Treasury & Government Agencies—0.4%
Security Description	Principal Amount*/ Shares	Value

Federal Agencies—0.1%
Federal Farm Credit Bank 3.040%, 03/06/28	250,000	$250,004
5.250%, 12/28/27	585,000	745,078
Tennessee Valley Authority 5.375%, 04/01/56	350,000	450,487

		1,445,569

U.S. Treasury—0.3%
U.S. Treasury Notes 1.250%, 11/15/18	5,570,000	5,630,050

Total U.S. Treasury & Government Agencies (Cost $6,941,229)		7,075,619

Municipals—0.1%
American Municipal Power, Inc., Build America Bonds 5.939%, 02/15/47	75,000	88,367
7.499%, 02/15/50	350,000	487,966
Los Angeles, Department of Airports, Build America Bonds 6.582%, 05/15/39	65,000	85,975
Los Angeles, Unified School District, Build America Bonds 5.750%, 07/01/34	100,000	125,267
6.758%, 07/01/34	75,000	103,747
Ohio University, Revenue Bonds 5.590%, 12/01/2114	300,000	338,763
Port Authority of New York & New Jersey 4.458%, 10/01/62	130,000	135,932
5.647%, 11/01/40	30,000	37,250
State of California, Build America Bonds 7.300%, 10/01/39	260,000	381,196
State of Massachusetts, Build America Bonds 5.456%, 12/01/39	150,000	189,462
University of California, Build America Bonds 5.770%, 05/15/43	140,000	179,953
University of California, Revenue Bonds 0.938%, 07/01/41 (c)	130,000	129,969

Total Municipals (Cost $2,122,384)		2,283,847

Preferred Stocks—0.1%

Household Products—0.1%
Henkel AG & Co. KGaA	16,545	1,823,343

Machinery—0.0%
Marcopolo S.A.	143,590	95,443

Total Preferred Stocks (Cost $2,118,311)		1,918,786

MIST-145

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Foreign Government—0.1%

Security Description	Principal Amount*/ Shares	Value

Electric—0.0%
Hydro-Quebec 8.400%, 01/15/22	165,000	$218,072

Provincial—0.1%
Province of Quebec Canada 6.350%, 01/30/26	600,000	757,796

Total Foreign Government (Cost $1,025,699)		975,868

Short-Term Investments—25.3%

Mutual Fund—4.7%
State Street Navigator Securities Lending MET Portfolio (f)	90,910,226	90,910,226

Repurchase Agreement—19.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $373,347,628 on 04/01/16, collateralized by $377,005,000 U.S. Treasury Notes at 1.375% maturity dates ranging from 02/29/20 - 03/31/20, with a value of $380,821,775.	373,347,316	373,347,316

U.S. Treasury—1.2%
U.S. Treasury Bills 0.048%, 04/28/16 (g) (h)	55,000	54,993
0.301%, 05/19/16 (g) (h) (i)	23,000,000	22,995,975
0.322%, 06/16/16 (g) (h)	340,000	339,863

		23,390,831

Total Short-Term Investments (Cost $487,643,093)		487,648,373

Total Investments—100.9% (Cost $1,921,442,459) (j)		1,934,938,707
Other assets and liabilities (net)—(0.9)%		(16,812,096)

Net Assets—100.0%		$1,918,126,611

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $91,590,786 and the collateral received consisted of cash in the amount of $90,910,226 and non-cash collateral with a value of $3,506,525. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(g)	The rate shown represents current yield to maturity.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $639,811.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2016, the market value of securities pledged was $21,191,291.
(j)	As of March 31, 2016, the aggregate cost of investments was $1,921,442,459. The aggregate unrealized appreciation and depreciation of investments were $83,908,262 and $(70,412,014), respectively, resulting in net unrealized appreciation of $13,496,248.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $45,875,041, which is 2.4% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

MIST-146

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	2,158,303	Deutsche Bank AG	04/26/16	$1,646,908	$5,867
AUD	15,944,138	Merrill Lynch International	04/26/16	12,123,779	85,847
AUD	5,697,858	Citibank N.A.	06/28/16	4,297,022	53,755
CHF	1,843,478	Barclays Bank plc	04/26/16	1,910,353	8,669
CHF	423,466	Citibank N.A.	04/26/16	437,609	3,210
CHF	6,724,608	Citibank N.A.	04/26/16	6,943,518	56,660
CHF	591,710	State Street Bank and Trust	04/26/16	616,169	(211)
CHF	3,536,331	Citibank N.A.	06/28/16	3,655,474	36,296
CHF	346,075	HSBC Bank plc	06/28/16	360,440	847
CHF	1,379,629	Standard Chartered Bank	06/28/16	1,428,850	11,421
DKK	3,093,023	Standard Chartered Bank	04/26/16	468,149	4,464
EUR	1,586,149	Deutsche Bank AG	04/26/16	1,729,810	76,262
EUR	1,522,727	Goldman Sachs & Co.	04/26/16	1,654,504	79,352
EUR	6,603,103	Goldman Sachs & Co.	04/26/16	7,344,625	174,011
EUR	5,651,247	HSBC Bank plc	04/26/16	6,404,317	30,485
EUR	3,117,179	Standard Chartered Bank	04/26/16	3,530,371	19,011
EUR	674,770	BNP Paribas S.A.	06/28/16	766,460	3,385
EUR	2,219,072	Royal Bank of Canada	06/28/16	2,491,412	40,326
GBP	255,718	Citibank N.A.	04/26/16	366,773	526
GBP	1,086,316	Citibank N.A.	04/26/16	1,530,911	29,413
GBP	2,645,789	Goldman Sachs & Co.	04/26/16	3,832,981	(32,717)
GBP	511,186	State Street Bank and Trust	04/26/16	735,862	(1,623)
GBP	316,361	HSBC Bank plc	06/28/16	447,973	6,535
GBP	279,981	State Street Bank and Trust	06/28/16	399,400	2,842
GBP	371,017	State Street Bank and Trust	06/28/16	534,819	(1,789)
HKD	19,361,211	Morgan Stanley & Co. International plc	04/26/16	2,497,865	(1,624)
HKD	8,190,641	Standard Chartered Bank	04/26/16	1,056,558	(538)
HKD	25,018,525	Deutsche Bank AG	06/28/16	3,229,011	(2,367)
ILS	4,725,919	Goldman Sachs & Co.	04/26/16	1,225,444	33,121
JPY	112,893,399	Goldman Sachs & Co.	04/26/16	994,219	9,536
JPY	498,069,165	Goldman Sachs & Co.	04/26/16	4,485,885	(57,465)
JPY	67,400,000	HSBC Bank plc	04/26/16	599,778	(513)
JPY	76,413,000	Standard Chartered Bank	04/26/16	672,236	7,165
JPY	181,650,000	Standard Chartered Bank	04/26/16	1,612,839	2,243
JPY	478,755,686	State Street Bank and Trust	04/26/16	4,306,470	(49,770)
NOK	4,365,153	Royal Bank of Canada	04/26/16	523,270	4,211
SEK	39,151,684	Citibank N.A.	04/26/16	4,760,215	66,203
SEK	24,686,599	Deutsche Bank AG	06/28/16	2,992,494	57,741
SGD	2,585,352	Societe Generale	06/28/16	1,895,164	21,901

Contracts to Deliver
CHF	2,843,605	Citibank N.A.	04/26/16	2,833,668	(126,467)
CHF	832,125	Royal Bank of Canada	04/26/16	840,290	(25,935)
CHF	928,661	State Street Bank and Trust	04/26/16	959,096	(7,621)
DKK	2,515,085	Goldman Sachs & Co.	06/28/16	381,650	(3,464)
DKK	2,207,646	Goldman Sachs & Co.	06/28/16	334,408	(3,631)
DKK	2,805,993	HSBC Bank plc	06/28/16	418,941	(10,718)
EUR	1,318,412	BNP Paribas S.A.	04/26/16	1,473,724	(27,489)
EUR	15,753,088	Citibank N.A.	04/26/16	17,746,307	(190,976)
EUR	3,529,416	Citibank N.A.	04/26/16	3,845,940	(172,836)
EUR	1,807,272	Deutsche Bank AG	04/26/16	1,962,306	(95,548)
EUR	6,742,500	Goldman Sachs & Co.	04/26/16	7,310,744	(366,616)
EUR	2,133,878	HSBC Bank plc	04/26/16	2,367,427	(62,317)
EUR	942,049	Morgan Stanley & Co. International plc	04/26/16	1,067,038	(5,628)
EUR	728,756	Morgan Stanley & Co. International plc	04/26/16	810,264	(19,536)
EUR	8,190,521	Royal Bank of Canada	04/26/16	9,248,441	(77,710)

MIST-147

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	94,902,234	Standard Chartered Bank	04/26/16	$103,599,037	$(4,461,568)
EUR	4,306,666	Standard Chartered Bank	04/26/16	4,781,653	(122,140)
EUR	1,182,727	Standard Chartered Bank	04/26/16	1,334,875	(11,839)
EUR	2,193,367	State Street Bank and Trust	04/26/16	2,439,572	(57,910)
EUR	1,688,671	State Street Bank and Trust	04/26/16	1,832,250	(90,558)
EUR	1,651,143	State Street Bank and Trust	04/26/16	1,832,367	(47,710)
EUR	756,532	State Street Bank and Trust	04/26/16	847,400	(14,026)
EUR	723,219	BNP Paribas S.A.	06/28/16	817,796	(7,323)
EUR	416,140	HSBC Bank plc	06/28/16	475,225	451
GBP	7,850,092	Citibank N.A.	04/26/16	11,115,989	(159,447)
GBP	299,581	Citibank N.A.	04/26/16	425,246	(5,055)
GBP	5,135,875	Royal Bank of Canada	04/26/16	7,310,605	(66,281)
GBP	3,187,425	Standard Chartered Bank	04/26/16	4,602,663	24,423
GBP	4,996,609	UBS AG	04/26/16	7,197,206	20,354
GBP	244,000	HSBC Bank plc	06/28/16	351,319	770
GBP	8,405,664	Royal Bank of Canada	06/28/16	11,987,469	(88,728)
JPY	458,012,195	Barclays Bank plc	04/26/16	4,112,553	40,287
JPY	2,791,041,188	HSBC Bank plc	04/26/16	23,891,298	(924,338)
JPY	59,204,933	Credit Suisse International	06/28/16	527,566	168
JPY	353,561,003	Deutsche Bank AG	06/28/16	3,175,955	26,432
NOK	6,301,534	Standard Chartered Bank	04/26/16	761,360	(111)
NOK	9,128,832	Goldman Sachs & Co.	06/28/16	1,087,098	(15,658)
SEK	38,232,800	Goldman Sachs & Co.	04/26/16	4,463,820	(249,322)
SEK	11,004,514	State Street Bank and Trust	06/28/16	1,343,960	(15,740)
SGD	13,986,450	HSBC Bank plc	04/26/16	9,694,131	(681,744)
SGD	870,185	Merrill Lynch International	04/26/16	640,689	(4,859)
SGD	6,324,126	Societe Generale	04/26/16	4,654,458	(37,107)

Net Unrealized Depreciation					$(7,362,383)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures	05/18/16	37	USD	1,399,405	$(343)
Australian 10 Year Treasury Bond Futures	06/15/16	375	AUD	48,703,080	310,174
Brent Crude Oil Futures	05/31/16	50	USD	2,038,599	(98)
Brent Crude Oil Futures	07/29/16	60	USD	2,502,348	2,052
Coffee “C” Futures	07/27/16	43	USD	2,355,437	(112)
Coffee “C” Futures	09/20/16	14	USD	689,096	(33)
Corn Futures	05/13/16	120	USD	2,109,354	(354)
Cotton No. 2 Futures	12/07/16	22	USD	635,604	(134)
Euro Stoxx 50 Index Futures	06/17/16	1,367	EUR	40,828,187	(866,416)
Gasoline RBOB Futures	04/29/16	22	USD	1,336,901	(150)
Gold 100 oz. Futures	12/28/16	31	USD	3,843,601	(841)
Kansas City Hard Red Wheat Futures	07/14/16	14	USD	340,941	(41)
Lean Hogs Futures	10/14/16	28	USD	772,473	(513)
Live Cattle Futures	06/30/16	18	USD	893,033	(53)
Natural Gas Futures	04/27/16	69	USD	1,351,890	(180)
Natural Gas Futures	08/29/16	32	USD	717,474	(1,634)
New York Harbor ULSD Futures	04/29/16	24	USD	1,195,047	(63)
Nickel Futures	07/18/16	12	USD	611,964	(108)
S&P 500 E-Mini Index Futures	06/17/16	3,183	USD	318,463,782	8,032,443
Silver Futures	07/27/16	18	USD	1,396,397	(1,217)
Soybean Futures	07/14/16	38	USD	1,744,175	(450)
Soybean Meal Futures	05/13/16	30	USD	810,989	(88)

MIST-148

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Soybean Oil Futures	09/14/16	45	USD	935,737	$(727)
Sugar No. 11 Futures	04/29/16	71	USD	1,220,794	(162)
U.S. Treasury Long Bond Futures	06/21/16	155	USD	25,373,122	114,690
U.S. Treasury Note 10 Year Futures	06/21/16	80	USD	10,412,723	18,527
U.S. Treasury Note 2 Year Futures	06/30/16	31	USD	6,776,954	4,296
WTI Light Sweet Crude Oil Futures	06/20/16	62	USD	2,522,903	(123)
WTI Light Sweet Crude Oil Futures	12/19/16	30	USD	1,297,743	1,257
Wheat Futures	07/14/16	41	USD	985,796	(258)
Zinc Futures	05/16/16	18	USD	815,679	(167)

Futures Contracts—Short
Brent Crude Oil Futures	04/29/16	(50)	USD	(2,016,402)	(98)
Canada Government Bond 10 Year Futures	06/21/16	(475)	CAD	(67,605,729)	456,384
Cotton No. 2 Futures	07/07/16	(8)	USD	(233,217)	(23)
Euro-Bund Futures	06/08/16	(105)	EUR	(16,927,357)	(251,753)
Hang Seng Index Futures	04/28/16	(58)	HKD	(59,597,374)	(95,771)
MSCI EAFE Mini Index Futures	06/17/16	(1,654)	USD	(135,054,487)	625,637
MSCI Emerging Markets Mini Index Futures	06/17/16	(1,320)	USD	(53,581,030)	(1,456,370)
Russell 2000 Mini Index Futures	06/17/16	(368)	USD	(39,791,104)	(1,042,176)
Silver Mini Futures	05/26/16	(2)	USD	(30,932)	4
TOPIX Index Futures	06/09/16	(300)	JPY	(4,032,375,000)	(89,964)
U.S. Treasury Note 10 Year Futures	06/21/16	(50)	USD	(6,471,446)	(48,085)
U.S. Treasury Note 5 Year Futures	06/30/16	(34)	USD	(4,093,204)	(26,374)
U.S. Treasury Ultra Long Bond Futures	06/21/16	(99)	USD	(17,024,406)	(56,188)
United Kingdom Long Gilt Bond Futures	06/28/16	(109)	GBP	(13,067,326)	(209,196)
WTI Light Sweet Crude Oil Futures	11/18/16	(30)	USD	(1,287,487)	(3,113)

Net Unrealized Appreciation					$5,412,088

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.550%	02/28/26	USD	189,100,000	$(1,902,561)
Pay	3M LIBOR	1.778%	03/30/26	USD	41,400,000	518,497
Pay	3M LIBOR	2.122%	12/10/25	USD	150,200,000	6,836,755
Pay	3M LIBOR	2.170%	12/30/25	USD	197,900,000	9,574,455

Net Unrealized Appreciation						$15,027,146

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(ILS)—	Israeli Shekel
(JPY)—	Japanese Yen
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-149

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,921,630	$13,924,187	$—	$19,845,817
Air Freight & Logistics	—	2,207,057	—	2,207,057
Airlines	1,519,309	1,849,014	—	3,368,323
Auto Components	190,029	4,667,665	—	4,857,694
Automobiles	2,508,902	12,123,659	—	14,632,561
Banks	20,906,389	26,700,312	—	47,606,701
Beverages	7,924,776	12,852,545	—	20,777,321
Biotechnology	6,461,151	1,520,821	—	7,981,972
Building Products	1,097,637	2,263,259	—	3,360,896
Capital Markets	5,587,340	7,249,118	—	12,836,458
Chemicals	3,706,255	3,056,655	—	6,762,910
Commercial Services & Supplies	—	2,410,724	—	2,410,724
Communications Equipment	1,239,100	1,791,237	—	3,030,337
Construction & Engineering	858,770	2,334,411	—	3,193,181
Construction Materials	371,977	815,097	—	1,187,074
Consumer Finance	1,360,960	—	—	1,360,960
Containers & Packaging	1,175,985	—	—	1,175,985
Diversified Financial Services	3,650,862	4,822,393	—	8,473,255
Diversified Telecommunication Services	3,238,566	29,946,122	—	33,184,688
Electric Utilities	5,719,435	13,589,538	—	19,308,973
Electrical Equipment	1,385,141	—	—	1,385,141
Electronic Equipment, Instruments & Components	1,281,550	5,604,969	—	6,886,519
Energy Equipment & Services	1,443,721	1,328,886	—	2,772,607
Food & Staples Retailing	4,224,130	7,645,901	—	11,870,031
Food Products	2,644,843	6,204,274	—	8,849,117
Gas Utilities	236,986	7,056,080	—	7,293,066
Health Care Equipment & Supplies	3,190,474	4,143,822	—	7,334,296
Health Care Providers & Services	7,036,089	1,719,637	—	8,755,726
Hotels, Restaurants & Leisure	3,060,749	2,490,396	—	5,551,145
Household Durables	1,665,139	3,076,691	—	4,741,830
Household Products	3,845,743	3,364,988	—	7,210,731
Industrial Conglomerates	2,127,803	5,135,123	—	7,262,926
Insurance	4,823,980	26,224,249	—	31,048,229
Internet & Catalog Retail	2,822,758	—	—	2,822,758
Internet Software & Services	11,328,349	2,223,921	—	13,552,270
IT Services	11,500,884	4,218,855	—	15,719,739

See accompanying notes to financial statements.

MIST-150

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Life Sciences Tools & Services	$1,234,924	$—	$—	$1,234,924
Machinery	4,154,476	1,084,180	—	5,238,656
Media	8,922,282	13,504,405	—	22,426,687
Metals & Mining	478,254	5,578,808	—	6,057,062
Multi-Utilities	560,184	1,692,413	—	2,252,597
Multiline Retail	2,143,108	—	—	2,143,108
Oil, Gas & Consumable Fuels	14,040,555	7,165,278	—	21,205,833
Paper & Forest Products	—	1,155,907	—	1,155,907
Personal Products	223,043	2,699,515	—	2,922,558
Pharmaceuticals	11,188,615	42,797,919	—	53,986,534
Professional Services	89,032	—	—	89,032
Real Estate Investment Trusts	6,029,419	8,360,127	—	14,389,546
Real Estate Management & Development	—	12,009,259	—	12,009,259
Road & Rail	2,707,810	8,016,282	—	10,724,092
Semiconductors & Semiconductor Equipment	10,479,911	4,964,024	—	15,443,935
Software	8,194,534	4,190,813	—	12,385,347
Specialty Retail	7,316,984	3,865,799	—	11,182,783
Technology Hardware, Storage & Peripherals	10,426,505	—	—	10,426,505
Textiles, Apparel & Luxury Goods	1,369,484	1,944,208	—	3,313,692
Thrifts & Mortgage Finance	—	1,725,674	—	1,725,674
Tobacco	2,348,459	20,322,306	—	22,670,765
Trading Companies & Distributors	—	2,463,021	—	2,463,021
Transportation Infrastructure	546,505	—	—	546,505
Water Utilities	113,597	1,446,943	—	1,560,540
Wireless Telecommunication Services	684,311	10,724,040	—	11,408,351
Total Common Stocks	229,309,404	380,272,527	—	609,581,931
Total Corporate Bonds & Notes*	—	460,011,535	—	460,011,535
Total Convertible Bonds*	—	348,473,431	—	348,473,431
Total Convertible Preferred Stocks*	16,969,317	—	—	16,969,317
Total U.S. Treasury & Government Agencies*	—	7,075,619	—	7,075,619
Total Municipals	—	2,283,847	—	2,283,847
Preferred Stocks
Household Products	—	1,823,343	—	1,823,343
Machinery	95,443	—	—	95,443
Total Preferred Stocks	95,443	1,823,343	—	1,918,786
Total Foreign Government*	—	975,868	—	975,868
Short-Term Investments
Mutual Fund	90,910,226	—	—	90,910,226
Repurchase Agreement	—	373,347,316	—	373,347,316
U.S. Treasury	—	23,390,831	—	23,390,831
Total Short-Term Investments	90,910,226	396,738,147	—	487,648,373
Total Investments	$337,284,390	$1,597,654,317	$—	$1,934,938,707

Collateral for Securities Loaned (Liability)	$—	$(90,910,226)	$—	$(90,910,226)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,044,190	$—	$1,044,190
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(8,406,573)	—	(8,406,573)
Total Forward Contracts	$—	$(7,362,383)	$—	$(7,362,383)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,565,464	$—	$—	$9,565,464
Futures Contracts (Unrealized Depreciation)	(4,153,376)	—	—	(4,153,376)
Total Futures Contracts	$5,412,088	$—	$—	$5,412,088

MIST-151

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$16,929,707	$—	$16,929,707
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,902,561)	—	(1,902,561)
Total Centrally Cleared Swap Contracts	$—	$15,027,146	$—	$15,027,146

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $3,142,971 were due to the discontinuation of a systematic fair valuation model factor.

MIST-152

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
AAR Corp.	185,100	$4,307,277
DigitalGlobe, Inc. (a)	201,600	3,487,680
Moog, Inc. - Class A (a)	32,000	1,461,760
National Presto Industries, Inc.	5,800	485,692

		9,742,409

Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc. (a)	77,700	3,284,379

Airlines—0.4%
Alaska Air Group, Inc.	31,100	2,550,822

Auto Components—1.5%
Cooper Tire & Rubber Co.	163,900	6,067,578
Dana Holding Corp. (b)	135,000	1,902,150
Stoneridge, Inc. (a)	57,500	837,200

		8,806,928

Banks—16.5%
1st Source Corp.	40,191	1,279,681
American National Bankshares, Inc.	2,300	58,259
Bancfirst Corp.	23,900	1,363,017
BancorpSouth, Inc.	139,100	2,964,221
Bank of Hawaii Corp. (b)	60,900	4,158,252
Banner Corp.	22,900	962,716
BBCN Bancorp, Inc.	131,600	1,999,004
Brookline Bancorp, Inc.	28,000	308,280
Capital Bank Financial Corp. - Class A (b)	86,500	2,668,525
Cascade Bancorp (a)	31,071	177,415
Cathay General Bancorp	76,800	2,175,744
Central Pacific Financial Corp.	178,601	3,888,144
Century Bancorp, Inc. - Class A (b)	3,100	120,621
Citizens & Northern Corp. (b)	7,200	143,136
City Holding Co. (b)	53,909	2,575,772
CoBiz Financial, Inc.	29,840	352,709
Columbia Banking System, Inc.	20,300	607,376
Community Bank System, Inc. (b)	50,500	1,929,605
Community Trust Bancorp, Inc.	45,616	1,611,157
Customers Bancorp, Inc. (a)	62,600	1,479,238
East West Bancorp, Inc.	4,628	150,317
FCB Financial Holdings, Inc. - Class A (a)	31,700	1,054,342
Financial Institutions, Inc.	25,899	752,884
First Bancorp (b)	11,300	213,005
First BanCorp. (a)	475,600	1,388,752
First Busey Corp.	49,166	1,006,920
First Citizens BancShares, Inc. - Class A	3,100	778,317
First Commonwealth Financial Corp.	452,100	4,005,606
First Community Bancshares, Inc.	17,300	343,232
First Financial Bancorp	40,300	732,654
First Financial Bankshares, Inc. (b)	28,200	834,156
First Interstate BancSystem, Inc. - Class A (b)	33,000	928,290
Flushing Financial Corp.	54,400	1,176,128
FNB Corp. (b)	225,319	2,931,400
Fulton Financial Corp.	109,900	1,470,462
Glacier Bancorp, Inc.	79,000	2,008,180
Great Southern Bancorp, Inc.	13,700	508,681

Banks—(Continued)
Great Western Bancorp, Inc.	54,400	1,483,488
Guaranty Bancorp	9,800	151,508
Hancock Holding Co. (b)	123,800	2,842,448
Heartland Financial USA, Inc.	20,183	621,435
Heritage Financial Corp. (b)	9,134	160,484
Investors Bancorp, Inc. (b)	338,100	3,935,484
Lakeland Bancorp, Inc.	23,045	233,907
Lakeland Financial Corp.	10,400	476,112
MainSource Financial Group, Inc.	62,304	1,313,991
National Penn Bancshares, Inc.	17,500	186,200
OFG Bancorp	209,645	1,465,419
Pacific Continental Corp.	29,185	470,754
PacWest Bancorp (b)	57,900	2,150,985
Preferred Bank	6,600	199,650
Republic Bancorp, Inc. - Class A	7,300	188,559
S&T Bancorp, Inc. (b)	8,200	211,232
Sierra Bancorp	6,400	116,160
Simmons First National Corp. - Class A	1,009	45,476
Southside Bancshares, Inc. (b)	6,655	173,496
Southwest Bancorp, Inc.	45,300	681,765
State Bank Financial Corp. (b)	21,400	422,864
Stock Yards Bancorp, Inc. (b)	4,700	181,091
Suffolk Bancorp	6,500	164,060
TCF Financial Corp.	66,000	809,160
Tompkins Financial Corp. (b)	14,759	944,576
TriState Capital Holdings, Inc. (a) (b)	9,600	120,960
Trustmark Corp.	53,600	1,234,408
UMB Financial Corp. (b)	69,700	3,598,611
Umpqua Holdings Corp.	219,661	3,483,823
Union Bankshares Corp.	149,574	3,684,008
Valley National Bancorp	28,274	269,734
Washington Trust Bancorp, Inc.	14,200	529,944
Webster Financial Corp. (b)	41,600	1,493,440
WesBanco, Inc. (b)	772	22,936
West Bancorp, Inc. (b)	14,820	270,169
Westamerica Bancorp (b)	128,000	6,234,880
Western Alliance Bancorp (a)	5,864	195,740
Wilshire Bancorp, Inc.	230,800	2,377,240

		94,252,395

Biotechnology—0.8%
ACADIA Pharmaceuticals, Inc. (a) (b)	13,400	374,664
Applied Genetic Technologies Corp. (a)	2,600	36,348
Ardelyx, Inc. (a)	12,800	99,456
Avalanche Biotechnologies, Inc. (a)	2,800	14,476
Cara Therapeutics, Inc. (a) (b)	15,400	95,788
Dicerna Pharmaceuticals, Inc. (a) (b)	6,300	33,768
Epizyme, Inc. (a) (b)	4,800	58,176
Idera Pharmaceuticals, Inc. (a) (b)	656,300	1,299,474
Immune Design Corp. (a) (b)	5,400	70,200
Insmed, Inc. (a) (b)	16,700	211,589
Karyopharm Therapeutics, Inc. (a)	2,200	19,624
MacroGenics, Inc. (a) (b)	5,600	105,000
NantKwest, Inc. (a) (b)	29,100	239,202
Radius Health, Inc. (a) (b)	16,500	518,760
Sage Therapeutics, Inc. (a) (b)	1,900	60,914

MIST-153

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Seres Therapeutics, Inc. (a) (b)	29,500	$783,520
Ultragenyx Pharmaceutical, Inc. (a) (b)	4,600	291,226
Verastem, Inc. (a) (b)	13,100	20,698
Zafgen, Inc. (a) (b)	5,300	35,404

		4,368,287

Building Products—0.5%
Gibraltar Industries, Inc. (a)	91,500	2,616,900

Capital Markets—0.8%
Arlington Asset Investment Corp. - Class A (b)	16,300	204,239
Cowen Group, Inc. - Class A (a) (b)	269,200	1,025,652
Investment Technology Group, Inc. (b)	60,900	1,345,890
KCG Holdings, Inc. - Class A (a)	140,800	1,682,560
Oppenheimer Holdings, Inc. - Class A	20,909	329,944

		4,588,285

Chemicals—0.7%
Intrepid Potash, Inc. (a) (b)	47,300	52,503
Minerals Technologies, Inc.	6,700	380,895
Olin Corp. (b)	82,900	1,439,973
Rayonier Advanced Materials, Inc. (b)	227,900	2,165,050

		4,038,421

Commercial Services & Supplies—2.7%
ACCO Brands Corp. (a)	540,600	4,854,588
Ennis, Inc.	31,100	608,005
Essendant, Inc.	93,200	2,975,876
Quad/Graphics, Inc.	169,507	2,193,421
VSE Corp. (b)	24,200	1,642,938
West Corp.	129,700	2,959,754

		15,234,582

Communications Equipment—1.8%
Black Box Corp.	77,492	1,043,817
Comtech Telecommunications Corp.	55,882	1,305,963
InterDigital, Inc. (b)	43,500	2,420,775
NETGEAR, Inc. (a) (b)	59,400	2,397,978
Polycom, Inc. (a)	254,400	2,836,560

		10,005,093

Construction & Engineering—1.7%
Argan, Inc.	69,210	2,433,424
Comfort Systems USA, Inc.	52,200	1,658,394
EMCOR Group, Inc.	113,600	5,520,960

		9,612,778

Consumer Finance—0.6%
Cash America International, Inc.	58,000	2,241,120
Nelnet, Inc. - Class A	33,100	1,303,147

		3,544,267

Containers & Packaging—0.6%
Graphic Packaging Holding Co.	234,500	3,013,325
Myers Industries, Inc.	20,400	262,344

		3,275,669

Distributors—0.0%
VOXX International Corp. (a) (b)	33,000	147,510

Diversified Consumer Services—1.3%
Ascent Capital Group, Inc. - Class A (a) (b)	87,000	1,288,470
Houghton Mifflin Harcourt Co. (a)	33,200	662,008
K12, Inc. (a)	150,600	1,489,434
Regis Corp. (a)	255,100	3,874,969

		7,314,881

Diversified Financial Services—0.0%
Marlin Business Services Corp.	12,074	172,779

Diversified Telecommunication Services—0.4%
Cincinnati Bell, Inc. (a)	524,900	2,031,363
Intelsat S.A. (a) (b)	78,400	197,568
Windstream Holdings, Inc. (b)	33,600	258,048

		2,486,979

Electric Utilities—2.2%
El Paso Electric Co.	110,505	5,069,969
PNM Resources, Inc.	52,800	1,780,416
Portland General Electric Co.	142,000	5,607,580
Spark Energy, Inc. - Class A	8,100	145,800

		12,603,765

Electrical Equipment—0.2%
General Cable Corp. (b)	69,600	849,816
LSI Industries, Inc.	12,965	152,339

		1,002,155

Electronic Equipment, Instruments & Components—3.4%
Benchmark Electronics, Inc. (a)	183,500	4,229,675
Coherent, Inc. (a)	20,300	1,865,570
Insight Enterprises, Inc. (a)	107,500	3,078,800
Sanmina Corp. (a)	22,700	530,726
Tech Data Corp. (a)	89,600	6,878,592
Vishay Intertechnology, Inc. (b)	240,700	2,938,947

		19,522,310

Energy Equipment & Services—1.5%
Archrock, Inc.	14,700	117,600
Atwood Oceanics, Inc. (b)	45,400	416,318
Geospace Technologies Corp. (a) (b)	39,900	492,366
Gulfmark Offshore, Inc. - Class A (a) (b)	170,800	1,053,836
Helix Energy Solutions Group, Inc. (a) (b)	274,800	1,538,880
Key Energy Services, Inc. (a) (b)	949,300	350,671
North Atlantic Drilling, Ltd. (a) (b)	31,039	85,047
Parker Drilling Co. (a)	115,300	244,436
Pioneer Energy Services Corp. (a)	486,600	1,070,520

MIST-154

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
SEACOR Holdings, Inc. (a) (b)	44,900	$2,444,805
Unit Corp. (a)	98,900	871,309

		8,685,788

Food & Staples Retailing—0.2%
Smart & Final Stores, Inc. (a) (b)	21,600	349,920
SpartanNash Co.	22,000	666,820

		1,016,740

Food Products—1.5%
Darling Ingredients, Inc. (a)	333,200	4,388,244
Dean Foods Co.	37,200	644,304
Fresh Del Monte Produce, Inc. (b)	38,400	1,615,488
Pinnacle Foods, Inc.	38,000	1,697,840
Sanderson Farms, Inc.	2,000	180,360
Seneca Foods Corp. - Class A (a)	3,400	118,116

		8,644,352

Gas Utilities—2.6%
AGL Resources, Inc.	31,600	2,058,424
Chesapeake Utilities Corp.	11,350	714,710
Laclede Group, Inc. (The)	66,139	4,480,917
Northwest Natural Gas Co. (b)	53,200	2,864,820
Piedmont Natural Gas Co., Inc.	17,000	1,017,110
Southwest Gas Corp.	55,900	3,681,015

		14,816,996

Health Care Equipment & Supplies—1.0%
Halyard Health, Inc. (a) (b)	14,900	428,077
Inogen, Inc. (a) (b)	15,000	674,700
Meridian Bioscience, Inc. (b)	49,700	1,024,317
Orthofix International NV (a)	6,700	278,184
Quidel Corp. (a) (b)	110,900	1,914,134
Rockwell Medical, Inc. (a) (b)	59,800	449,098
SurModics, Inc. (a)	59,486	1,095,137

		5,863,647

Health Care Providers & Services—2.4%
Addus HomeCare Corp. (a) (b)	22,900	393,651
Alliance HealthCare Services, Inc. (a)	46,900	337,211
Amsurg Corp. (a) (b)	8,800	656,480
Centene Corp. (a) (b)	46,700	2,875,319
Cross Country Healthcare, Inc. (a)	183,600	2,135,268
Five Star Quality Care, Inc. (a)	33,400	76,486
Magellan Health, Inc. (a)	23,700	1,609,941
Owens & Minor, Inc.	48,100	1,944,202
Surgical Care Affiliates, Inc. (a)	61,800	2,860,104
Triple-S Management Corp. - Class B (a)	25,700	638,902

		13,527,564

Hotels, Restaurants & Leisure—1.4%
Bob Evans Farms, Inc. (b)	44,400	2,073,036
Bravo Brio Restaurant Group, Inc. (a)	15,100	117,025
Isle of Capri Casinos, Inc. (a)	226,641	3,172,974

Hotels, Restaurants & Leisure—(Continued)
Jack in the Box, Inc. (b)	7,000	447,090
Ruby Tuesday, Inc. (a)	23,800	128,044
Ruth’s Hospitality Group, Inc.	101,400	1,866,774
Speedway Motorsports, Inc.	15,200	301,416

		8,106,359

Household Durables—0.6%
CSS Industries, Inc.	36,851	1,029,248
Leggett & Platt, Inc.	35,400	1,713,360
NACCO Industries, Inc. - Class A	12,800	734,848

		3,477,456

Household Products—0.6%
Central Garden and Pet Co. - Class A (a)	215,300	3,507,237

Independent Power and Renewable Electricity Producers—0.6%
Atlantic Power Corp.	763,400	1,877,964
Ormat Technologies, Inc. (b)	43,100	1,777,444

		3,655,408

Insurance—4.5%
American Equity Investment Life Holding Co. (b)	28,800	483,840
Arch Capital Group, Ltd. (a)	12,656	899,842
Argo Group International Holdings, Ltd.	45,864	2,632,135
CNO Financial Group, Inc. (b)	344,300	6,169,856
Global Indemnity plc (a)	4,300	133,859
Hallmark Financial Services, Inc. (a)	27,321	314,191
Horace Mann Educators Corp.	87,211	2,763,716
Kemper Corp.	14,500	428,765
Maiden Holdings, Ltd. (b)	34,100	441,254
MBIA, Inc. (a)	253,649	2,244,794
Navigators Group, Inc. (The) (a)	13,300	1,115,471
Primerica, Inc. (b)	95,000	4,230,350
ProAssurance Corp.	65,300	3,304,180
United Fire Group, Inc.	6,400	280,448

		25,442,701

Internet & Catalog Retail—0.4%
Liberty TripAdvisor Holdings, Inc. - Class A (a) (b)	112,500	2,493,000

Internet Software & Services—0.6%
Bazaarvoice, Inc. (a)	192,900	607,635
Benefitfocus, Inc. (a) (b)	15,400	513,590
Blucora, Inc. (a)	87,484	451,417
EarthLink Holdings Corp.	230,900	1,309,203
Monster Worldwide, Inc. (a) (b)	142,000	462,920

		3,344,765

IT Services—1.2%
Convergys Corp. (b)	138,300	3,840,591
EVERTEC, Inc. (b)	12,900	180,342
Sykes Enterprises, Inc. (a)	46,300	1,397,334
Unisys Corp. (a) (b)	174,300	1,342,110

		6,760,377

MIST-155

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—0.2%
Nautilus, Inc. (a)	61,700	$1,192,044

Life Sciences Tools & Services—0.1%
Affymetrix, Inc. (a) (b)	37,800	529,578

Machinery—2.7%
AGCO Corp. (b)	35,400	1,759,380
Briggs & Stratton Corp. (b)	99,900	2,389,608
Douglas Dynamics, Inc.	132,042	3,025,083
Federal Signal Corp.	74,200	983,892
Hurco Cos., Inc.	23,982	791,166
Hyster-Yale Materials Handling, Inc.	25,600	1,704,960
Kadant, Inc.	48,907	2,208,640
Mueller Water Products, Inc. - Class A	109,500	1,081,860
Wabash National Corp. (a) (b)	68,700	906,840
Watts Water Technologies, Inc. - Class A	7,700	424,501

		15,275,930

Marine—0.3%
Matson, Inc.	48,700	1,956,279

Media—0.5%
Central European Media Enterprises, Ltd. - Class A (a) (b)	56,200	143,310
Entercom Communications Corp. - Class A (a)	67,260	711,611
Eros International plc (a) (b)	17,100	196,821
Harte-Hanks, Inc.	98,100	248,193
Saga Communications, Inc.- Class A (b)	3,335	133,600
Time, Inc.	81,300	1,255,272

		2,688,807

Metals & Mining—1.1%
Carpenter Technology Corp.	23,900	818,097
Cliffs Natural Resources, Inc. (a) (b)	253,800	761,400
Schnitzer Steel Industries, Inc. - Class A (b)	74,200	1,368,248
Worthington Industries, Inc.	86,800	3,093,552

		6,041,297

Multi-Utilities—1.9%
Avista Corp.	128,100	5,223,918
NorthWestern Corp. (b)	80,183	4,951,300
Unitil Corp.	19,200	815,808

		10,991,026

Multiline Retail—0.4%
Dillard’s, Inc. - Class A (b)	24,800	2,105,768

Oil, Gas & Consumable Fuels—2.1%
Adams Resources & Energy, Inc.	1,600	63,968
Alon USA Energy, Inc.	34,200	352,944
Approach Resources, Inc. (a)	110,200	127,832
Bill Barrett Corp. (a) (b)	718,500	4,469,070
Frontline, Ltd. (b)	15,900	133,083
Gastar Exploration, Inc. (a) (b)	138,500	152,350
Halcon Resources Corp. (a) (b)	152,200	146,280

Oil, Gas & Consumable Fuels—(Continued)
Jones Energy, Inc. - Class A (a) (b)	86,000	286,380
REX American Resources Corp. (a) (b)	100,200	5,558,094
Rex Energy Corp. (a) (b)	340,500	261,606
Stone Energy Corp. (a) (b)	574,200	453,618

		12,005,225

Paper & Forest Products—0.8%
Domtar Corp.	47,000	1,903,500
Schweitzer-Mauduit International, Inc.	81,100	2,553,028

		4,456,528

Pharmaceuticals—0.4%
Amphastar Pharmaceuticals, Inc. (a) (b)	31,600	379,200
Medicines Co. (The) (a) (b)	38,700	1,229,499
MyoKardia, Inc. (a) (b)	50,878	544,903
Revance Therapeutics, Inc. (a) (b)	9,600	167,616

		2,321,218

Professional Services—1.5%
Barrett Business Services, Inc. (b)	71,160	2,045,850
FTI Consulting, Inc. (a)	146,000	5,184,460
RPX Corp. (a)	55,200	621,552
TriNet Group, Inc. (a)	31,648	454,149

		8,306,011

Real Estate Investment Trusts—14.4%
AG Mortgage Investment Trust, Inc. (b)	34,900	456,143
American Assets Trust, Inc.	8,600	343,312
Apartment Investment & Management Co. - Class A	73,100	3,057,042
ARMOUR Residential REIT, Inc. (b)	153,200	3,298,396
Ashford Hospitality Trust, Inc.	243,495	1,553,498
Capstead Mortgage Corp. (b)	403,258	3,988,222
CBL & Associates Properties, Inc.	134,300	1,598,170
Cedar Realty Trust, Inc.	102,000	737,460
CoreSite Realty Corp. (b)	75,100	5,257,751
CubeSmart (b)	156,100	5,198,130
CyrusOne, Inc. (b)	3,000	136,950
CYS Investments, Inc. (b)	752,900	6,128,606
DCT Industrial Trust, Inc. (b)	177,275	6,997,044
DiamondRock Hospitality Co.	118,300	1,197,196
DuPont Fabros Technology, Inc. (b)	25,800	1,045,674
Education Realty Trust, Inc. (b)	8,600	357,760
EPR Properties	28,000	1,865,360
FelCor Lodging Trust, Inc. (b)	263,669	2,140,992
First Industrial Realty Trust, Inc.	46,800	1,064,232
First Potomac Realty Trust (b)	181,200	1,641,672
Franklin Street Properties Corp.	60,300	639,783
Getty Realty Corp.	54,229	1,075,361
Gladstone Commercial Corp. (b)	27,200	445,536
Government Properties Income Trust (b)	169,200	3,020,220
Gramercy Property Trust	179,900	1,520,155
Hatteras Financial Corp.	80,800	1,155,440
Highwoods Properties, Inc.	21,700	1,037,477
Hospitality Properties Trust	59,100	1,569,696

MIST-156

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Kite Realty Group Trust	45,100	$1,249,721
LaSalle Hotel Properties (b)	28,900	731,459
LTC Properties, Inc.	36,600	1,655,784
Mack-Cali Realty Corp.	47,200	1,109,200
Mid-America Apartment Communities, Inc.	5,332	544,984
Monogram Residential Trust, Inc.	86,700	854,862
Pebblebrook Hotel Trust (b)	47,700	1,386,639
Pennsylvania Real Estate Investment Trust	111,300	2,431,905
Potlatch Corp.	90,000	2,835,000
PS Business Parks, Inc.	31,200	3,135,912
RAIT Financial Trust (b)	171,300	537,882
RLJ Lodging Trust	31,300	716,144
Saul Centers, Inc.	4,400	233,288
Silver Bay Realty Trust Corp. (b)	24,100	357,885
Sunstone Hotel Investors, Inc.	167,173	2,340,422
Taubman Centers, Inc.	5,100	363,273
Urstadt Biddle Properties, Inc. - Class A	28,900	605,455
Washington Real Estate Investment Trust (b)	90,800	2,652,268
WP Glimcher, Inc.	2,247	21,324

		82,290,685

Real Estate Management & Development—1.4%
Alexander & Baldwin, Inc.	76,100	2,791,348
Forestar Group, Inc. (a) (b)	218,900	2,854,456
St. Joe Co. (The) (a) (b)	121,200	2,078,580

		7,724,384

Road & Rail—0.7%
AMERCO (b)	1,700	607,427
ArcBest Corp.	79,900	1,725,041
PAM Transportation Services, Inc. (a)	18,645	574,266
USA Truck, Inc. (a) (b)	68,200	1,284,888

		4,191,622

Semiconductors & Semiconductor Equipment—2.6%
Advanced Energy Industries, Inc. (a)	97,900	3,405,941
Alpha & Omega Semiconductor, Ltd. (a) (b)	80,600	955,110
Amkor Technology, Inc. (a)	278,000	1,637,420
Cohu, Inc.	153,400	1,822,392
Cypress Semiconductor Corp. (a) (b)	310,002	2,684,618
FormFactor, Inc. (a)	170,200	1,237,354
IXYS Corp.	76,000	852,720
Ultra Clean Holdings, Inc. (a)	27,900	149,544
Xcerra Corp. (a)	351,539	2,292,034

		15,037,133

Software—2.6%
Aspen Technology, Inc. (a) (b)	22,000	794,860
EnerNOC, Inc. (a) (b)	87,022	650,925
Fair Isaac Corp.	23,700	2,514,333
Rovi Corp. (a) (b)	194,400	3,987,144
Take-Two Interactive Software, Inc. (a) (b)	180,300	6,791,901

		14,739,163

Specialty Retail—1.7%
Abercrombie & Fitch Co. - Class A (b)	55,000	1,734,700
Children’s Place, Inc. (The)	78,800	6,577,436
Guess?, Inc. (b)	81,200	1,524,124

		9,836,260

Textiles, Apparel & Luxury Goods—0.4%
Movado Group, Inc.	83,900	2,309,767

Thrifts & Mortgage Finance—2.6%
BankFinancial Corp. (b)	8,985	106,203
Beneficial Bancorp, Inc. (a)	218,155	2,986,542
Charter Financial Corp. (b)	97,300	1,313,550
Fox Chase Bancorp, Inc.	10,100	195,132
Kearny Financial Corp.	7,291	90,044
Meridian Bancorp, Inc.	122,300	1,702,416
MGIC Investment Corp. (a)	38,400	294,528
Northfield Bancorp, Inc. (b)	217,600	3,577,344
OceanFirst Financial Corp. (b)	20,900	369,512
Oritani Financial Corp.	33,600	570,192
Territorial Bancorp, Inc.	5,900	153,754
United Financial Bancorp, Inc.	36,000	453,240
Walker & Dunlop, Inc. (a)	86,500	2,099,355
Waterstone Financial, Inc.	13,300	181,944
WSFS Financial Corp.	28,295	920,153

		15,013,909

Tobacco—1.0%
Universal Corp. (b)	97,367	5,531,419

Trading Companies & Distributors—0.4%
DXP Enterprises, Inc. (a) (b)	60,100	1,055,356
MRC Global, Inc. (a)	47,600	625,464
Titan Machinery, Inc. (a) (b)	51,900	599,964

		2,280,784

Water Utilities—0.6%
American States Water Co.	59,900	2,357,664
California Water Service Group (b)	41,400	1,106,208

		3,463,872

Wireless Telecommunication Services—0.0%
Spok Holdings, Inc.	13,000	227,630

Total Common Stocks (Cost $540,263,991)		559,030,323

Short-Term Investments—23.3%

Mutual Fund—21.5%
State Street Navigator Securities Lending MET Portfolio (c)	123,030,048	123,030,048

MIST-157

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $10,445,011 on 04/01/16, collateralized by $10,460,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $10,656,125.	10,445,002	$10,445,002

Total Short-Term Investments (Cost $133,475,050)		133,475,050

Total Investments—121.2% (Cost $673,739,041) (d)		692,505,373
Other assets and liabilities (net)—(21.2)%		(121,228,860)

Net Assets—100.0%		$571,276,513

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $139,221,083 and the collateral received consisted of cash in the amount of $123,030,048 and non-cash collateral with a value of $20,280,379. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $673,739,041. The aggregate unrealized appreciation and depreciation of investments were $85,749,758 and $(66,983,426), respectively, resulting in net unrealized appreciation of $18,766,332.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
Russell 2000 Mini Index Futures	06/17/16	105	USD	11,357,530	$293,270

(USD)—	United States Dollar

MIST-158

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$559,030,323	$—	$—	$559,030,323
Short-Term Investments
Mutual Fund	123,030,048	—	—	123,030,048
Repurchase Agreement	—	10,445,002	—	10,445,002
Total Short-Term Investments	123,030,048	10,445,002	—	133,475,050
Total Investments	$682,060,371	$10,445,002	$—	$692,505,373

Collateral for Securities Loaned (Liability)	$—	$(123,030,048)	$—	$(123,030,048)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$293,270	$—	$—	$293,270

*	See Schedule of Investments for additional detailed categorizations.

MIST-159

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—64.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.8%
Thales S.A.	65,320	$5,720,697
TransDigm Group, Inc. (a) (b)	53,228	11,728,257

		17,448,954

Banks—5.5%
Bank of Ireland (a)	8,771,328	2,542,742
HDFC Bank, Ltd.	252,550	4,805,210
ING Groep NV	317,648	3,825,090
M&T Bank Corp.	42,157	4,679,427
Mitsubishi UFJ Financial Group, Inc.	954,600	4,420,187
Wells Fargo & Co.	103,425	5,001,633

		25,274,289

Beverages—2.7%
Anheuser-Busch InBev S.A.	67,660	8,434,599
Asahi Group Holdings, Ltd.	128,300	3,990,879

		12,425,478

Biotechnology—1.5%
Alexion Pharmaceuticals, Inc. (a)	49,549	6,898,212

Building Products—1.6%
Assa Abloy AB - Class B	144,713	2,844,890
Geberit AG	12,798	4,766,641

		7,611,531

Capital Markets—1.3%
Goldman Sachs Group, Inc. (The)	39,075	6,133,993

Chemicals—2.9%
LyondellBasell Industries NV - Class A	70,491	6,032,620
Sherwin-Williams Co. (The)	26,706	7,602,397

		13,635,017

Diversified Financial Services—2.8%
FactSet Research Systems, Inc. (b)	45,981	6,967,501
London Stock Exchange Group plc	155,093	6,247,591

		13,215,092

Electrical Equipment—0.4%
Eaton Corp. plc	29,327	1,834,697

Energy Equipment & Services—1.0%
Schlumberger, Ltd.	64,449	4,753,114

Food Products—0.9%
Universal Robina Corp.	891,120	4,195,485

Health Care Providers & Services—1.7%
UnitedHealth Group, Inc.	60,146	7,752,819

Hotels, Restaurants & Leisure—1.9%
Starwood Hotels & Resorts Worldwide, Inc.	103,397	8,626,412

Household Durables—1.7%
Jarden Corp. (a) (b)	133,438	7,866,170

Insurance—4.3%
AIA Group, Ltd.	1,568,800	8,896,451
Legal & General Group plc	1,658,415	5,566,446
Travelers Cos., Inc. (The)	46,576	5,435,885

		19,898,782

Internet & Catalog Retail—2.6%
Amazon.com, Inc. (a)	7,773	4,614,364
Priceline Group, Inc. (The) (a)	5,819	7,500,458

		12,114,822

Internet Software & Services—7.6%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	127,837	10,102,958
Alphabet, Inc. - Class A (a)	13,008	9,923,803
Alphabet, Inc. - Class C (a)	7,052	5,253,388
Facebook, Inc. - Class A (a)	87,020	9,928,982

		35,209,131

IT Services—3.8%
CGI Group, Inc. - Class A (a)	116,200	5,553,443
HCL Technologies, Ltd.	501,910	6,161,715
Nomura Research Institute, Ltd.	170,100	5,714,939

		17,430,097

Life Sciences Tools & Services—1.0%
Mettler-Toledo International, Inc. (a)	13,444	4,634,953

Machinery—1.2%
Atlas Copco AB - A Shares	219,495	5,520,922

Media—1.7%
Comcast Corp. - Class A	133,012	8,124,373

Oil, Gas & Consumable Fuels—0.2%
EOG Resources, Inc.	15,875	1,152,208

Personal Products—0.7%
Hengan International Group Co., Ltd. (b)	363,500	3,156,936

Pharmaceuticals—4.7%
Allergan plc (a)	42,206	11,312,474
Novo Nordisk A/S - Class B	95,326	5,146,880
Roche Holding AG	22,051	5,410,951

		21,870,305

Road & Rail—1.1%
Genesee & Wyoming, Inc. - Class A (a) (b)	78,847	4,943,707

Semiconductors & Semiconductor Equipment—1.2%
Texas Instruments, Inc.	95,175	5,464,948

MIST-160

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—2.9%
AutoZone, Inc. (a) (b)	16,957	$13,509,472

Textiles, Apparel & Luxury Goods—0.6%
Luxottica Group S.p.A.	48,644	2,684,497

Trading Companies & Distributors—0.8%
Brenntag AG	62,396	3,557,255

Total Common Stocks (Cost $258,987,151)		296,943,671

Corporate Bonds & Notes—24.4%

Advertising—0.1%
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.250%, 02/15/22	25,000	25,625
5.875%, 03/15/25	55,000	57,338
WPP plc 6.000%, 04/04/17 (GBP)	160,000	239,878

		322,841

Aerospace/Defense—0.1%
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	310,000	272,412
TransDigm, Inc. 6.500%, 07/15/24	76,000	75,407
6.500%, 05/15/25	75,000	73,313

		421,132

Airlines—0.6%
Air Canada 7.625%, 10/01/19 (144A) (CAD)	470,000	379,528
Air Canada Pass-Through Trust 4.125%, 12/15/27 (144A)	175,000	175,000
American Airlines Pass-Through Trust 5.250%, 01/15/24	895,000	899,475
Delta Air Lines Pass-Through Trust 8.021%, 08/10/22	953,397	1,077,339
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	66,439	74,246
8.000%, 10/01/19	33,389	36,895
United Continental Holdings, Inc. 6.375%, 06/01/18	305,000	320,250

		2,962,733

Auto Manufacturers—1.9%
Ford Motor Co. 6.625%, 10/01/28	1,675,000	2,033,226
Ford Motor Credit Co. LLC 2.459%, 03/27/20	3,000,000	2,980,116
General Motors Co. 5.200%, 04/01/45	35,000	32,902
6.750%, 04/01/46	65,000	73,890

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc. 2.400%, 04/10/18	3,000,000	2,999,322
3.450%, 04/10/22	100,000	98,187
5.250%, 03/01/26	295,000	308,548
Kia Motors Corp. 3.625%, 06/14/16 (144A)	300,000	301,113

		8,827,304

Auto Parts & Equipment—0.4%
Goodyear Tire & Rubber Co. (The) 7.000%, 03/15/28	1,228,000	1,313,960
Magna International, Inc. 1.900%, 11/24/23 (EUR)	100,000	118,372
Tupy Overseas S.A. 6.625%, 07/17/24 (144A)	200,000	186,000

		1,618,332

Banks—2.9%
Akbank TAS 4.000%, 01/24/20 (144A)	200,000	198,060
Axis Bank, Ltd. 3.250%, 05/21/20 (144A) (b)	225,000	229,922
Banco de Credito e Inversiones 3.000%, 09/13/17 (144A)	600,000	607,381
Banco Santander Brasil S.A. 4.625%, 02/13/17 (144A)	400,000	406,400
Banco Santander Mexico S.A. 4.125%, 11/09/22 (144A)	150,000	154,470
Banco Votorantim S.A. 6.250%, 05/16/16 (144A) (BRL)	450,000	163,552
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 1.700%, 03/05/18 (144A)	375,000	372,975
2.150%, 09/14/18 (144A)	360,000	361,883
Barclays plc 3.650%, 03/16/25	225,000	210,973
Cooperatieve Rabobank UA 4.375%, 08/04/25	350,000	360,360
Corpbanca S.A. 3.125%, 01/15/18 (b)	230,000	231,216
Credit Agricole S.A. 4.375%, 03/17/25 (144A)	200,000	195,842
7.500%, 06/23/26 (GBP) (c)	160,000	201,251
Goldman Sachs Group, Inc. (The) 3.375%, 02/01/18 (CAD)	300,000	237,692
6.750%, 10/01/37	945,000	1,128,742
HSBC Holdings plc 5.750%, 12/20/27 (GBP)	110,000	172,581
ICICI Bank, Ltd. 6.375%, 04/30/22 (144A) (c)	300,000	306,277
Industrial Bank of Korea 2.375%, 07/17/17 (144A)	300,000	303,298
Itau Unibanco Holding S.A. 2.850%, 05/26/18 (144A)	385,000	379,802

MIST-161

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
KEB Hana Bank 4.000%, 11/03/16 (144A)	200,000	$203,284
Lloyds Banking Group plc 4.500%, 11/04/24 (b)	200,000	200,932
Macquarie Bank, Ltd. 6.625%, 04/07/21 (144A) (b)	500,000	568,929
Morgan Stanley 4.100%, 05/22/23	200,000	206,249
4.350%, 09/08/26	315,000	324,161
Royal Bank of Scotland Group plc 6.000%, 12/19/23	470,000	476,016
Santander Holdings USA, Inc. 2.650%, 04/17/20	400,000	395,557
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	200,000	189,169
Shinhan Bank 2.250%, 04/15/20 (144A)	400,000	402,480
3.875%, 03/24/26 (144A)	250,000	252,884
Siam Commercial Bank PCL 3.500%, 04/07/19 (144A)	420,000	434,850
Societe Generale S.A. 4.250%, 04/14/25 (144A) (b)	465,000	447,630
4.750%, 11/24/25 (144A) (b)	260,000	257,311
6.750%, 04/07/21 (EUR) (c)	195,000	215,859
Standard Chartered plc 4.000%, 10/21/25 (EUR) (b) (c)	250,000	276,302
State Bank of India 4.125%, 08/01/17 (144A)	300,000	308,094
TC Ziraat Bankasi A/S 4.250%, 07/03/19 (144A)	380,000	379,966
Turkiye Halk Bankasi A/S 4.750%, 02/11/21 (144A)	210,000	202,944
Turkiye Is Bankasi A/S 3.875%, 11/07/17 (144A)	400,000	403,356
UniCredit S.p.A. 6.950%, 10/31/22 (EUR)	300,000	383,782
Woori Bank 5.875%, 04/13/21 (144A)	200,000	228,642
Yapi ve Kredi Bankasi A/S 5.250%, 12/03/18 (144A)	360,000	371,470

		13,352,544

Beverages—0.1%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	345,000	358,670
Constellation Brands, Inc. 4.750%, 11/15/24	110,000	114,675
DS Services of America, Inc. 10.000%, 09/01/21 (144A)	125,000	141,562

		614,907

Building Materials—0.4%
Atrium Windows & Doors, Inc. 7.750%, 05/01/19 (144A)	215,000	159,100

Building Materials—(Continued)
Cemex Finance LLC 6.000%, 04/01/24 (144A)	265,000	250,399
Cemex S.A.B. de C.V. 5.700%, 01/11/25 (144A) (b)	200,000	185,400
7.750%, 04/16/26 (144A)	200,000	204,980
CIMPOR Financial Operations B.V. 5.750%, 07/17/24 (144A)	410,000	297,250
Masco Corp. 6.500%, 08/15/32	30,000	30,600
7.750%, 08/01/29	200,000	226,000
Union Andina de Cementos SAA 5.875%, 10/30/21 (144A)	450,000	451,125

		1,804,854

Chemicals—0.7%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	190,540
Chemours Co. (The) 6.625%, 05/15/23 (144A) (b)	430,000	350,450
7.000%, 05/15/25 (144A)	80,000	64,000
Hercules, Inc. 6.500%, 06/30/29	10,000	7,800
Hexion, Inc. 7.875%, 02/15/23 (d) (e)	899,000	224,750
9.200%, 03/15/21 (d) (e)	1,910,000	534,800
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	85,739
INEOS Group Holdings S.A. 5.750%, 02/15/19 (EUR)	180,000	209,021
INVISTA Finance LLC 4.250%, 10/15/19 (144A)	305,000	292,800
Israel Chemicals, Ltd. 4.500%, 12/02/24 (144A)	380,000	379,442
OCP S.A. 4.500%, 10/22/25 (144A)	405,000	388,091
6.875%, 04/25/44 (144A)	245,000	254,124
Solvay Finance America LLC 3.400%, 12/03/20 (144A)	200,000	203,322

		3,184,879

Commercial Services—0.1%
DP World, Ltd. 3.250%, 05/18/20 (144A)	350,000	352,023
RR Donnelley & Sons Co. 7.000%, 02/15/22	255,000	235,875

		587,898

Computers—0.1%
Hewlett Packard Enterprise Co. 6.350%, 10/15/45 (144A)	160,000	157,245
Western Digital Corp. 7.375%, 04/01/23 (144A)	435,000	443,700

		600,945

MIST-162

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.700%, 03/15/43	40,000	$26,400

Diversified Financial Services—2.1%
Ally Financial, Inc. 3.750%, 11/18/19	4,325,000	4,281,750
BOC Aviation Pte, Ltd. 3.000%, 03/30/20	200,000	201,671
Jefferies Group LLC 5.125%, 01/20/23	50,000	50,183
6.250%, 01/15/36	175,000	168,951
6.450%, 06/08/27	50,000	52,699
6.875%, 04/15/21	480,000	541,968
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/01/17	90,000	89,437
Navient Corp. 5.000%, 10/26/20 (b)	2,085,000	1,892,137
5.500%, 01/25/23 (b)	555,000	471,750
5.625%, 08/01/33 (e)	975,000	687,375
5.875%, 10/25/24	40,000	33,900
Nomura Holdings, Inc. 2.750%, 03/19/19	485,000	492,081
Quicken Loans, Inc. 5.750%, 05/01/25 (144A) (b)	125,000	121,250
Springleaf Finance Corp. 7.750%, 10/01/21 (b)	165,000	161,881
8.250%, 10/01/23	65,000	62,725
Unifin Financiera SAPI de C.V. 6.250%, 07/22/19 (144A)	385,000	367,675

		9,677,433

Electric—0.7%
AES Corp. 4.875%, 05/15/23	430,000	413,875
5.500%, 03/15/24 (b)	240,000	234,600
DPL, Inc. 6.750%, 10/01/19	131,000	132,965
Dubai Electricity & Water Authority 6.375%, 10/21/16 (144A)	200,000	205,196
E-CL S.A. 5.625%, 01/15/21 (144A)	250,000	274,699
EDP Finance B.V. 2.000%, 04/22/25 (EUR)	100,000	110,502
4.125%, 01/15/20 (144A)	200,000	200,280
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	1,210,000,000	386,628
Empresas Publicas de Medellin E.S.P. 8.375%, 02/01/21 (144A) (COP)	1,610,000,000	510,809
Gas Natural Fenosa Finance B.V. 3.375%, 04/24/24 (EUR) (c)	300,000	306,379
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	456,456

		3,232,389

Engineering & Construction—0.0%
AECOM 5.750%, 10/15/22	20,000	20,750
5.875%, 10/15/24	20,000	20,600
Sydney Airport Finance Co. Pty., Ltd. 3.375%, 04/30/25 (144A)	40,000	39,606
5.125%, 02/22/21 (144A)	110,000	121,471

		202,427

Food—0.3%
BRF S.A. 7.750%, 05/22/18 (144A) (BRL)	480,000	110,801
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	174,980
SUPERVALU, Inc. 6.750%, 06/01/21 (b)	1,415,000	1,206,287

		1,492,068

Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion S.A. 4.750%, 01/11/22	400,000	423,547
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	402,383

		825,930

Gas—0.1%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A) (b)	200,000	214,676

Healthcare-Services—2.0%
HCA, Inc. 7.050%, 12/01/27	80,000	82,000
7.500%, 11/06/33	5,060,000	5,414,200
7.580%, 09/15/25	375,000	405,000
7.690%, 06/15/25	755,000	811,625
7.750%, 07/15/36	1,420,000	1,519,400
Tenet Healthcare Corp. 5.000%, 03/01/19	215,000	212,581
6.875%, 11/15/31	910,000	733,688

		9,178,494

Holding Companies-Diversified—0.0%
Hutchison Whampoa International 11, Ltd. 3.500%, 01/13/17 (144A)	200,000	203,045

Home Builders—0.1%
K Hovnanian Enterprises, Inc. 5.000%, 11/01/21 (e)	700,000	479,500
7.000%, 01/15/19 (144A)	45,000	29,588
8.000%, 11/01/19 (144A)	65,000	40,300
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/19	30,000	29,775

		579,163

MIST-163

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Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Furnishings—0.1%
Arcelik A/S 5.000%, 04/03/23 (144A)	300,000	$284,412

Housewares—0.0%
Newell Rubbermaid, Inc. 4.000%, 12/01/24	150,000	153,109

Insurance—0.4%
AIA Group, Ltd. 3.200%, 03/11/25 (144A)	200,000	201,234
Forethought Financial Group, Inc. 8.625%, 04/15/21 (144A)	820,000	892,921
Genworth Holdings, Inc. 4.800%, 02/15/24	85,000	62,262
4.900%, 08/15/23	210,000	155,925
6.500%, 06/15/34	90,000	60,300
Old Mutual plc 8.000%, 06/03/21 (GBP) (b)	280,000	419,412
Old Republic International Corp. 4.875%, 10/01/24	175,000	182,036

		1,974,090

Internet—0.1%
Baidu, Inc.
3.250%, 08/06/18	600,000	615,014

Iron/Steel—0.5%
ArcelorMittal
7.750%, 03/01/41 (b)	540,000	461,700
GTL Trade Finance, Inc.
5.893%, 04/29/24 (144A) (b)	452,000	368,809
Hyundai Steel Co.
4.625%, 04/21/16 (144A)	400,000	400,544
United States Steel Corp.
6.650%, 06/01/37	85,000	47,600
7.375%, 04/01/20 (b)	235,000	183,300
7.500%, 03/15/22	290,000	206,770
Vale Overseas, Ltd.
6.875%, 11/21/36	290,000	229,013
Vale S.A.
5.625%, 09/11/42 (b)	355,000	250,275

		2,148,011

Machinery-Diversified—0.0%
Cleaver-Brooks, Inc.
8.750%, 12/15/19 (144A)	65,000	61,425

Media—0.5%
COX Communications, Inc.
4.800%, 02/01/35 (144A)	5,000	4,374
DISH DBS Corp.
5.000%, 03/15/23	160,000	141,200
5.875%, 11/15/24	570,000	522,975
Grupo Televisa S.A.B.
7.250%, 05/14/43 (MXN)	6,000,000	285,982

Media—(Continued)
Myriad International Holding B.V.
6.000%, 07/18/20 (144A)	200,000	216,833
Time Warner Cable, Inc.
4.500%, 09/15/42	45,000	39,947
5.250%, 07/15/42 (GBP)	235,000	311,702
5.500%, 09/01/41	30,000	29,751
Viacom, Inc.
4.375%, 03/15/43	10,000	7,730
5.250%, 04/01/44	135,000	121,422
5.850%, 09/01/43	50,000	48,077
Virgin Media Finance plc
4.500%, 01/15/25 (144A) (EUR)	160,000	175,950
VTR Finance B.V.
6.875%, 01/15/24 (144A)	200,000	195,000

		2,100,943

Mining—0.7%
Corp. Nacional del Cobre de Chile
4.500%, 09/16/25 (144A) (b)	445,000	453,541
Freeport-McMoRan, Inc.
3.875%, 03/15/23	945,000	640,237
5.400%, 11/14/34	85,000	52,063
5.450%, 03/15/43 (b)	895,000	548,187
Glencore Finance Canada, Ltd.
5.550%, 10/25/42 (144A)	435,000	334,950
Hecla Mining Co. 6.875%, 05/01/21	320,000	257,600
Minera y Metalurgica del Boleo S.A. de C.V. 2.875%, 05/07/19 (144A)	480,000	489,683
Southern Copper Corp. 3.875%, 04/23/25 (b)	240,000	230,142

		3,006,403

Multi-National—0.5%
Banco Latinoamericano de Comercio Exterior S.A. 3.250%, 05/07/20 (144A)	280,000	278,600
3.750%, 04/04/17 (144A) (b)	625,000	635,313
Central American Bank for Economic Integration 3.875%, 02/09/17 (144A)	550,000	553,850
International Bank for Reconstruction & Development 2.500%, 03/12/20 (AUD)	500,000	382,049
International Finance Corp. 7.800%, 06/03/19 (INR)	29,000,000	449,374

		2,299,186

Oil & Gas—1.9%
Antero Resources Corp. 5.125%, 12/01/22	155,000	140,662
5.375%, 11/01/21	70,000	64,750
California Resources Corp. 5.000%, 01/15/20 (b)	2,760,000	634,800
Chesapeake Energy Corp. 4.875%, 04/15/22	2,145,000	750,750
5.750%, 03/15/23	130,000	44,200

MIST-164

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Chesapeake Energy Corp.
6.125%, 02/15/21	200,000	$77,000
6.625%, 08/15/20	75,000	29,250
7.250%, 12/15/18 (b)	40,000	21,800
Chevron Corp. 2.419%, 11/17/20	285,000	292,814
Cimarex Energy Co. 4.375%, 06/01/24	675,000	664,628
Continental Resources, Inc. 3.800%, 06/01/24	115,000	90,850
4.500%, 04/15/23	20,000	16,725
Ecopetrol S.A. 5.875%, 09/18/23 (b)	370,000	364,824
5.875%, 05/28/45	205,000	161,376
Halcon Resources Corp. 8.875%, 05/15/21	185,000	32,375
Korea National Oil Corp. 3.125%, 04/03/17 (144A)	200,000	203,322
Noble Energy, Inc. 5.625%, 05/01/21	127,000	127,635
Oasis Petroleum, Inc. 6.875%, 03/15/22 (b)	55,000	40,700
6.875%, 01/15/23 (b)	85,000	62,688
7.250%, 02/01/19 (b)	115,000	87,688
Pertamina Persero PT 4.300%, 05/20/23 (144A)	560,000	546,245
Petrobras Global Finance B.V. 4.375%, 05/20/23 (b)	1,095,000	799,021
5.750%, 01/20/20	365,000	317,094
6.250%, 12/14/26 (GBP)	200,000	198,371
6.850%, 06/05/15 (b)	470,000	327,825
Petroleos Mexicanos 4.250%, 01/15/25 (b)	320,000	296,400
5.625%, 01/23/46	265,000	222,706
7.470%, 11/12/26 (MXN)	5,600,000	272,624
Range Resources Corp. 4.875%, 05/15/25 (144A) (b)	130,000	113,750
5.000%, 08/15/22	190,000	163,875
5.000%, 03/15/23 (b)	115,000	97,462
Thai Oil PCL 3.625%, 01/23/23 (144A)	350,000	353,649
Whiting Petroleum Corp. 5.000%, 03/15/19	240,000	166,200
6.500%, 10/01/18 (b)	220,000	149,600
YPF S.A. 8.500%, 03/23/21 (144A)	180,000	180,225
8.750%, 04/04/24 (144A)	720,000	712,800

		8,826,684

Oil & Gas Services—0.1%
FTS International, Inc. 6.250%, 05/01/22	85,000	9,350
Oceaneering International, Inc. 4.650%, 11/15/24	575,000	495,189

		504,539

Packaging & Containers—0.8%
Owens-Brockway Glass Container, Inc. 5.375%, 01/15/25 (144A) (b)	1,230,000	1,220,775
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/20	900,000	923,625
8.250%, 02/15/21 (b)	1,150,000	1,178,750
Sealed Air Corp. 4.875%, 12/01/22 (144A)	10,000	10,400
5.500%, 09/15/25 (144A)	280,000	293,650

		3,627,200

Pharmaceuticals—1.0%
AbbVie, Inc. 2.500%, 05/14/20	4,330,000	4,408,252

Pipelines—0.7%
Enbridge Energy Partners L.P. 5.875%, 10/15/25 (b)	230,000	231,920
7.375%, 10/15/45	215,000	217,299
MPLX L.P. 4.500%, 07/15/23 (144A)	10,000	9,222
4.875%, 06/01/25 (144A)	40,000	36,473
ONEOK Partners L.P. 4.900%, 03/15/25 (b)	30,000	28,264
6.200%, 09/15/43	10,000	9,104
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	440,000	413,504
5.500%, 04/15/23	95,000	84,686
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	300,000	288,375
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.125%, 11/15/19	260,000	245,539
5.000%, 01/15/18	75,000	74,812
6.750%, 03/15/24 (144A) (b)	530,000	520,725
Transcontinental Gas Pipe Line Co. LLC 7.850%, 02/01/26 (144A)	560,000	640,482
Transportadora de Gas del Sur S.A. 9.625%, 05/14/20 (144A)	263,674	270,265

		3,070,670

Real Estate Investment Trusts—0.4%
iStar, Inc.
4.875%, 07/01/18	70,000	67,638
5.000%, 07/01/19	1,730,000	1,660,800

		1,728,438

Retail—1.2%
J.C. Penney Corp., Inc. 7.625%, 03/01/97	155,000	114,700
New Albertsons, Inc. 7.450%, 08/01/29	5,740,000	5,209,050
8.000%, 05/01/31	225,000	212,625

MIST-165

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Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Toys “R” Us, Inc. 7.375%, 10/15/18 (b)	100,000	$79,500

		5,615,875

Semiconductors—0.2%
Micron Technology, Inc. 5.250%, 08/01/23 (144A)	170,000	138,975
5.500%, 02/01/25	395,000	320,197
5.625%, 01/15/26 (144A)	505,000	398,950

		858,122

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	180,000	188,325

Software—0.1%
Nuance Communications, Inc. 1.000%, 12/15/35 (144A)	500,000	460,313

Telecommunications—2.3%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29	55,000	58,438
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/23 (144A)	500,000	533,991
5.350%, 05/20/24 (144A)	390,000	419,790
British Telecommunications plc 5.750%, 12/07/28 (GBP)	540,000	980,821
CenturyLink, Inc. 6.875%, 01/15/28	45,000	38,081
7.600%, 09/15/39	475,000	390,687
7.650%, 03/15/42	185,000	152,625
Colombia Telecomunicaciones S.A. E.S.P. 5.375%, 09/27/22 (144A)	250,000	226,900
Level 3 Communications, Inc. 5.750%, 12/01/22	60,000	61,950
Level 3 Financing, Inc. 5.625%, 02/01/23	380,000	390,450
7.000%, 06/01/20	380,000	396,416
Millicom International Cellular S.A. 4.750%, 05/22/20 (144A)	225,000	214,313
MTN Mauritius Investments, Ltd. 4.755%, 11/11/24 (144A)	400,000	360,080
Philippine Long Distance Telephone Co. 8.350%, 03/06/17	95,000	100,225
Qwest Capital Funding, Inc. 7.750%, 02/15/31	1,445,000	1,206,575
SoftBank Group Corp. 4.500%, 04/15/20 (144A)	400,000	405,500
Sprint Capital Corp. 6.875%, 11/15/28	1,250,000	912,500
8.750%, 03/15/32	350,000	273,875
Sprint Communications, Inc. 7.000%, 08/15/20 (b)	1,500,000	1,192,500
11.500%, 11/15/21	2,000,000	1,780,000

Telecommunications—(Continued)
Telstra Corp., Ltd. 3.125%, 04/07/25 (144A)	400,000	402,779
Wind Acquisition Finance S.A. 7.375%, 04/23/21 (144A)	360,000	325,800

		10,824,296

Transportation—0.0%
Autoridad del Canal de Panama 4.950%, 07/29/35 (144A)	200,000	210,000

Total Corporate Bonds & Notes (Cost $118,828,912)		112,895,701

Foreign Government—5.2%

Regional Government—0.1%
Provincia de Buenos Aires 9.125%, 03/16/24 (144A) (f)	245,000	251,860

Sovereign—5.1%
Brazil Letras do Tesouro Nacional Zero Coupon, 07/01/16 (BRL)	4,900,000	1,318,111
Brazil Notas do Tesouro Nacional 10.000%, 01/01/19 (BRL)	1,000,000	258,034
10.000%, 01/01/21 (BRL)	1,635,000	398,420
Brazilian Government International Bond 8.500%, 01/05/24 (BRL)	350,000	74,465
Chile Government International Bonds 3.125%, 01/21/26 (b)	200,000	202,100
5.500%, 08/05/20 (CLP)	130,000,000	200,851
Dominican Republic International Bonds 5.500%, 01/27/25 (144A)	530,000	530,000
8.625%, 04/20/27 (144A)	200,000	225,000
Export Credit Bank of Turkey 5.000%, 09/23/21 (144A)	225,000	225,911
Export-Import Bank of Korea 3.000%, 05/22/18 (144A) (NOK)	1,700,000	211,599
Hungary Government International Bonds 5.375%, 03/25/24	540,000	604,762
5.750%, 11/22/23	410,000	466,990
Iceland Government International Bond 5.875%, 05/11/22 (144A)	500,000	577,778
Indonesia Government International Bonds 2.875%, 07/08/21 (144A) (EUR)	220,000	257,723
4.125%, 01/15/25 (144A)	200,000	200,907
4.750%, 01/08/26 (144A)	200,000	209,821
5.125%, 01/15/45 (144A) (b)	200,000	198,922
Indonesia Treasury Bonds 6.125%, 05/15/28 (IDR)	5,300,000,000	335,910
7.875%, 04/15/19 (IDR)	10,200,000,000	775,715
8.375%, 03/15/24 (IDR)	5,900,000,000	460,676
11.500%, 09/15/19 (IDR)	2,901,000,000	244,104
Italy Buoni Poliennali Del Tesoro 1.500%, 06/01/25 (EUR)	185,000	217,080
4.500%, 08/01/18 (EUR)	955,000	1,200,373
4.750%, 08/01/23 (144A) (EUR)	625,000	910,328

MIST-166

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Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Korea Treasury Bond 2.750%, 09/10/17 (KRW)	885,000,000	$787,820
Mexican Bonos 6.500%, 06/10/21 (MXN)	26,700,000	1,622,934
6.500%, 06/09/22 (MXN)	10,420,000	632,077
8.000%, 12/07/23 (MXN)	6,158,800	405,501
8.500%, 12/13/18 (MXN)	19,350,000	1,224,900
Mexico Government International Bonds 4.000%, 03/15/15 (EUR)	100,000	98,798
4.125%, 01/21/26 (b)	335,000	351,248
New Zealand Government Bonds 3.000%, 09/20/30 (NZD) (f)	1,195,000	943,993
5.000%, 03/15/19 (NZD)	1,015,000	760,322
5.500%, 04/15/23 (NZD)	1,070,000	879,708
Norwegian Government Bonds 2.000%, 05/24/23 (144A) (NOK)	8,437,000	1,097,513
4.250%, 05/19/17 (144A) (NOK)	760,000	95,759
Poland Government Bonds 4.000%, 10/25/23 (PLN)	7,110,000	2,097,633
5.500%, 10/25/19 (PLN)	1,330,000	403,295
Russian Federal Bond - OFZ 6.200%, 01/31/18 (RUB)	26,500,000	374,554
Spain Government Bonds 1.600%, 04/30/25 (144A) (EUR)	180,000	210,209
4.300%, 10/31/19 (144A) (EUR)	875,000	1,140,581
Sweden Government Bond 5.000%, 12/01/20 (SEK)	2,650,000	404,532

		23,836,957

Total Foreign Government (Cost $27,958,324)		24,088,817

U.S. Treasury & Government Agencies—2.2%

U.S. Treasury—2.2%
U.S. Treasury Notes 0.375%, 10/31/16	2,750,000	2,748,496
0.500%, 11/30/16	4,545,000	4,544,823
0.625%, 08/31/17	710,000	709,140
1.000%, 03/15/18	2,075,000	2,085,132
1.500%, 07/31/16 (b)	335,000	336,256

Total U.S. Treasury & Government Agencies (Cost $10,388,279)		10,423,847

Convertible Bonds—1.8%

Apparel—0.0%
Iconix Brand Group, Inc. 1.500%, 03/15/18	115,000	78,200

Chemicals—0.0%
RPM International, Inc. 2.250%, 12/15/20 (b)	20,000	22,813

Computers—0.1%
Brocade Communications Systems, Inc. 1.375%, 01/01/20	205,000	203,078

Home Builders—0.1%
CalAtlantic Group, Inc. 0.250%, 06/01/19	70,000	61,950
KB Home 1.375%, 02/01/19	345,000	318,262

		380,212

Insurance—0.5%
Old Republic International Corp. 3.750%, 03/15/18	1,875,000	2,322,656

Internet—0.1%
Priceline Group, Inc. (The) 0.900%, 09/15/21 (b)	595,000	598,719

Miscellaneous Manufacturing—0.0%
Trinity Industries, Inc. 3.875%, 06/01/36	45,000	47,756

Oil & Gas—0.0%
Chesapeake Energy Corp. 2.500%, 05/15/37	110,000	69,575

Semiconductors—1.0%
Intel Corp. 3.250%, 08/01/39	2,670,000	4,246,969
Rovi Corp. 0.500%, 03/01/20	485,000	463,422

		4,710,391

Telecommunications—0.0%
Ciena Corp. 3.750%, 10/15/18 (144A)	115,000	135,988

Total Convertible Bonds (Cost $6,436,711)		8,569,388

Municipals—0.2%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $1,304,714)	1,305,000	1,049,403

Floating Rate Loans (g)—0.2%

Multi-Utilities—0.1%
PowerTeam Services LLC 1st Lien Term Loan, 4.250%, 05/06/20	241,159	237,541
2nd Lien Term Loan, 8.250%, 11/06/20	60,000	54,600

		292,141

MIST-167

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (g)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Telecommunications—0.1%
FairPoint Communications, Inc. Term Loan, 7.500%, 02/14/19	441,350	$438,647

Total Floating Rate Loans (Cost $741,848)		730,788

Mortgage-Backed Securities—0.1%

Commercial Mortgage-Backed Securities—0.1%
GS Mortgage Securities Trust 5.794%, 08/10/45 (c)	40,000	38,109
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	555,000	427,253

Total Mortgage-Backed Securities (Cost $556,284)		465,362

Convertible Preferred Stocks—0.1%

Metals & Mining—0.0%
Alcoa, Inc. 5.375%, 10/01/17	1,115	36,784

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp. 5.000%, 12/31/49	694	11,408
5.750%, 12/31/49 (144A)	430	75,112

		86,520

Real Estate Investment Trusts—0.1%
Weyerhaeuser Co. 6.375%, 07/01/16	2,706	138,331

Total Convertible Preferred Stocks (Cost $438,239)		261,635

Short-Term Investments—8.0%

Mutual Fund—6.8%
State Street Navigator Securities Lending MET Portfolio (h)	31,746,806	31,746,806

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $5,515,393 on 04/01/16, collateralized by $5,525,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $5,628,594.	5,515,388	5,515,388

Total Short-Term Investments (Cost $37,262,194)		37,262,194

Total Investments—106.3% (Cost $462,902,656) (i)		492,690,806
Other assets and liabilities (net)—(6.3)%		(29,330,336)

Net Assets—100.0%		$463,360,470

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $62,918,355 and the collateral received consisted of cash in the amount of $31,746,806 and non-cash collateral with a value of $32,928,363. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.2% of net assets.
(e)	Illiquid security. As of March 31, 2016, these securities represent 0.4% of net assets.
(f)	Principal amount of security is adjusted for inflation.
(g)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(i)	As of March 31, 2016, the aggregate cost of investments was $462,902,656. The aggregate unrealized appreciation and depreciation of investments were $56,272,805 and $(26,484,655), respectively, resulting in net unrealized appreciation of $29,788,150.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $40,011,049, which is 8.6% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee

MIST-168

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona

Country Diversification as of March 31, 2016 (Unaudited)	% of Net Assets
United States	56.0
Japan	3.4
Ireland	3.4
United Kingdom	3.3
Netherlands	2.9
Hong Kong	2.6
India	2.5
Switzerland	2.2
China	2.2
Belgium	1.9

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	2,000,000	Credit Suisse International	06/09/16	USD	512,952	$33,543
CAD	475,000	Credit Suisse International	04/05/16	USD	347,452	18,289
CAD	475,000	Credit Suisse International	07/05/16	USD	366,490	(725)
EUR	3,190,000	Morgan Stanley & Co.	06/15/16	USD	3,477,598	160,268
EUR	8,980,000	Morgan Stanley & Co.	06/15/16	USD	9,882,759	358,007
GBP	545,000	Credit Suisse International	06/15/16	USD	773,118	9,813
JPY	966,000,000	Credit Suisse International	06/15/16	USD	8,514,089	86,631
SEK	6,500,000	UBS AG	06/15/16	USD	783,363	19,361

Contracts to Deliver
AUD	511,000	Credit Suisse International	06/15/16	USD	379,476	$(10,943)
BRL	5,800,000	Credit Suisse International	06/09/16	USD	1,481,292	(103,545)
CAD	475,000	Credit Suisse International	04/05/16	USD	366,458	717
IDR	18,200,000,000	Credit Suisse International	06/15/16	USD	1,364,829	7,712
MXN	43,800,000	UBS AG	06/15/16	USD	2,447,122	(71,778)
NOK	2,250,000	UBS AG	06/15/16	USD	264,253	(7,560)
NZD	3,390,000	Credit Suisse International	06/15/16	USD	2,277,165	(57,368)
PLN	9,575,000	Citibank N.A.	06/15/16	USD	2,400,291	(163,544)
SEK	9,775,000	UBS AG	06/15/16	USD	1,156,323	(50,850)

Cross Currency Contracts to Buy
EUR	628,720	Credit Suisse International	06/15/16	NOK	5,900,000	4,234

Net Unrealized Appreciation						$232,262

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona

MIST-169

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$11,728,257	$5,720,697	$—	$17,448,954
Banks	14,486,270	10,788,019	—	25,274,289
Beverages	—	12,425,478	—	12,425,478
Biotechnology	6,898,212	—	—	6,898,212
Building Products	—	7,611,531	—	7,611,531
Capital Markets	6,133,993	—	—	6,133,993
Chemicals	13,635,017	—	—	13,635,017
Diversified Financial Services	6,967,501	6,247,591	—	13,215,092
Electrical Equipment	1,834,697	—	—	1,834,697
Energy Equipment & Services	4,753,114	—	—	4,753,114
Food Products	—	4,195,485	—	4,195,485
Health Care Providers & Services	7,752,819	—	—	7,752,819
Hotels, Restaurants & Leisure	8,626,412	—	—	8,626,412
Household Durables	7,866,170	—	—	7,866,170
Insurance	5,435,885	14,462,897	—	19,898,782
Internet & Catalog Retail	12,114,822	—	—	12,114,822
Internet Software & Services	35,209,131	—	—	35,209,131
IT Services	5,553,443	11,876,654	—	17,430,097
Life Sciences Tools & Services	4,634,953	—	—	4,634,953
Machinery	—	5,520,922	—	5,520,922
Media	8,124,373	—	—	8,124,373
Oil, Gas & Consumable Fuels	1,152,208	—	—	1,152,208
Personal Products	—	3,156,936	—	3,156,936
Pharmaceuticals	11,312,474	10,557,831	—	21,870,305
Road & Rail	4,943,707	—	—	4,943,707
Semiconductors & Semiconductor Equipment	5,464,948	—	—	5,464,948
Specialty Retail	13,509,472	—	—	13,509,472
Textiles, Apparel & Luxury Goods	—	2,684,497	—	2,684,497
Trading Companies & Distributors	—	3,557,255	—	3,557,255
Total Common Stocks	198,137,878	98,805,793	—	296,943,671
Corporate Bonds & Notes
Advertising	—	322,841	—	322,841
Aerospace/Defense	—	421,132	—	421,132
Airlines	—	2,962,733	—	2,962,733
Auto Manufacturers	—	8,827,304	—	8,827,304
Auto Parts & Equipment	—	1,618,332	—	1,618,332
Banks	—	13,352,544	—	13,352,544
Beverages	—	614,907	—	614,907

MIST-170

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Building Materials	$—	$1,804,854	$—	$1,804,854
Chemicals	—	2,425,329	759,550	3,184,879
Commercial Services	—	587,898	—	587,898
Computers	—	600,945	—	600,945
Cosmetics/Personal Care	—	26,400	—	26,400
Diversified Financial Services	—	9,677,433	—	9,677,433
Electric	—	3,232,389	—	3,232,389
Engineering & Construction	—	202,427	—	202,427
Food	—	1,492,068	—	1,492,068
Forest Products & Paper	—	825,930	—	825,930
Gas	—	214,676	—	214,676
Healthcare-Services	—	9,178,494	—	9,178,494
Holding Companies-Diversified	—	203,045	—	203,045
Home Builders	—	579,163	—	579,163
Home Furnishings	—	284,412	—	284,412
Housewares	—	153,109	—	153,109
Insurance	—	1,974,090	—	1,974,090
Internet	—	615,014	—	615,014
Iron/Steel	—	2,148,011	—	2,148,011
Machinery-Diversified	—	61,425	—	61,425
Media	—	2,100,943	—	2,100,943
Mining	—	3,006,403	—	3,006,403
Multi-National	—	2,299,186	—	2,299,186
Oil & Gas	—	8,826,684	—	8,826,684
Oil & Gas Services	—	504,539	—	504,539
Packaging & Containers	—	3,627,200	—	3,627,200
Pharmaceuticals	—	4,408,252	—	4,408,252
Pipelines	—	3,070,670	—	3,070,670
Real Estate Investment Trusts	—	1,728,438	—	1,728,438
Retail	—	5,615,875	—	5,615,875
Semiconductors	—	858,122	—	858,122
Shipbuilding	—	188,325	—	188,325
Software	—	460,313	—	460,313
Telecommunications	—	10,824,296	—	10,824,296
Transportation	—	210,000	—	210,000
Total Corporate Bonds & Notes	—	112,136,151	759,550	112,895,701
Total Foreign Government*	—	24,088,817	—	24,088,817
Total U.S. Treasury & Government Agencies*	—	10,423,847	—	10,423,847
Total Convertible Bonds*	—	8,569,388	—	8,569,388
Total Municipals	—	1,049,403	—	1,049,403
Total Floating Rate Loans*	—	730,788	—	730,788
Total Mortgage-Backed Securities*	—	465,362	—	465,362
Convertible Preferred Stocks
Metals & Mining	36,784	—	—	36,784
Oil, Gas & Consumable Fuels	—	86,520	—	86,520
Real Estate Investment Trusts	138,331	—	—	138,331
Total Convertible Preferred Stocks	175,115	86,520	—	261,635
Short-Term Investments
Mutual Fund	31,746,806	—	—	31,746,806
Repurchase Agreement	—	5,515,388	—	5,515,388
Total Short-Term Investments	31,746,806	5,515,388	—	37,262,194
Total Investments	$230,059,799	$261,871,457	$759,550	$492,690,806

Collateral for Securities Loaned (Liability)	$—	$(31,746,806)	$—	$(31,746,806)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$698,575	$—	$698,575
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(466,313)	—	(466,313)
Total Forward Contracts	$—	$232,262	$—	$232,262

*	See Schedule of Investments for additional detailed categorizations.

MIST-171

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts/ (Premiums)	Change in Unrealized Depreciation	Balance as of March 31, 2016	Change in Unrealized Depreciation from Investments Still Held at March 31, 2016
Corporate Bonds & Notes
Chemicals	$919,911	$8,366	$(168,727)	$759,550	$(168,727)

Total	$919,911	$8,366	$(168,727)	$759,550	$(168,727)

MIST-172

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—74.2% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.1%
Lamar Media Corp. 5.750%, 02/01/26 (144A)	693,000	$727,650

Aerospace/Defense—0.8%
Aerojet Rocketdyne Holdings, Inc. 7.125%, 03/15/21	1,775,000	1,841,562
BAE Systems Holdings, Inc. 3.850%, 12/15/25 (144A)	2,202,000	2,265,818
Harris Corp. 4.854%, 04/27/35	570,000	592,464
5.054%, 04/27/45	1,089,000	1,160,295
Lockheed Martin Corp. 3.550%, 01/15/26	1,651,000	1,748,842
4.700%, 05/15/46	1,101,000	1,231,062
TransDigm, Inc. 6.500%, 07/15/24	1,304,000	1,293,829

		10,133,872

Agriculture—0.2%
Altria Group, Inc. 5.375%, 01/31/44	1,129,000	1,379,424
Reynolds American, Inc. 5.850%, 08/15/45	825,000	1,007,458

		2,386,882

Airlines—0.2%
Air Canada 7.750%, 04/15/21 (144A)	1,316,000	1,296,260
Air Canada Pass-Through Trust 4.125%, 12/15/27 (144A) (a)	1,108,000	1,108,000

		2,404,260

Apparel—0.2%
William Carter Co. (The) 5.250%, 08/15/21	2,375,000	2,440,312

Auto Manufacturers—0.4%
General Motors Co. 6.600%, 04/01/36	2,444,000	2,689,351
General Motors Financial Co., Inc. 5.250%, 03/01/26	1,660,000	1,736,237

		4,425,588

Auto Parts & Equipment—0.5%
International Automotive Components Group S.A. 9.125%, 06/01/18 (144A)	1,297,000	1,167,300
MPG Holdco I, Inc. 7.375%, 10/15/22 (b)	1,200,000	1,188,000
Nemak S.A.B. de C.V. 5.500%, 02/28/23 (144A)	800,000	822,000
TI Group Automotive Systems LLC 8.750%, 07/15/23 (144A) (b)	1,725,000	1,656,000

Auto Parts & Equipment—(Continued)
ZF North America Capital, Inc. 4.500%, 04/29/22 (144A)	1,425,000	1,453,500

		6,286,800

Banks—5.6%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A)	3,011,000	3,032,794
Bank of America Corp. 4.200%, 08/26/24	1,200,000	1,221,948
4.250%, 10/22/26	3,628,000	3,682,086
6.500%, 10/23/24 (b) (c)	1,950,000	2,012,790
BankUnited, Inc. 4.875%, 11/17/25	3,165,000	3,174,517
Barclays plc 5.250%, 08/17/45	1,127,000	1,131,771
CIT Group, Inc. 5.000%, 08/15/22 (b)	1,482,000	1,499,591
Citigroup, Inc. 4.450%, 09/29/27	4,114,000	4,139,688
Citizens Financial Group, Inc. 4.350%, 08/01/25 (b)	1,130,000	1,169,778
5.500%, 04/06/20 (144A) (c)	2,050,000	1,947,500
Commerzbank AG 8.125%, 09/19/23 (144A)	1,999,000	2,256,771
Credit Suisse Group AG 7.500%, 12/11/23 (144A) (c)	1,665,000	1,637,528
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	2,408,000	2,396,622
Discover Bank 7.000%, 04/15/20	1,052,000	1,196,227
Goldman Sachs Group, Inc. (The) 3.750%, 02/25/26	1,660,000	1,702,453
5.150%, 05/22/45	2,314,000	2,350,753
HSBC Holdings plc 4.250%, 08/18/25	2,253,000	2,225,673
Industrial & Commercial Bank of China, Ltd. 3.231%, 11/13/19	1,900,000	1,963,870
Intesa Sanpaolo S.p.A. 5.710%, 01/15/26 (144A)	1,181,000	1,146,159
7.700%, 09/17/25 (144A) (c)	1,122,000	1,030,838
JPMorgan Chase & Co. 3.875%, 09/10/24	2,422,000	2,483,885
6.750%, 02/01/24 (b) (c)	1,105,000	1,213,290
Lloyds Banking Group plc 4.582%, 12/10/25 (144A)	3,011,000	2,951,975
7.500%, 06/27/24 (c)	1,363,000	1,349,234
Morgan Stanley 4.000%, 07/23/25	1,165,000	1,218,165
National Savings Bank 5.150%, 09/10/19 (144A)	700,000	654,500
Nordea Bank AB 6.125%, 09/23/24 (144A) (c)	1,624,000	1,546,860
Popular, Inc. 7.000%, 07/01/19	2,725,000	2,650,063

MIST-173

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Scotland Group plc 5.125%, 05/28/24	710,000	$682,587
6.000%, 12/19/23	415,000	420,312
7.500%, 08/10/20 (c)	2,271,000	2,112,030
Santander Holdings USA, Inc. 4.500%, 07/17/25	890,000	914,954
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	2,791,000	2,639,853
Santander UK plc 7.950%, 10/26/29	272,000	355,673
Sberbank of Russia Via SB Capital S.A. 5.500%, 02/26/24 (144A) (b) (c)	1,327,000	1,205,739
Synovus Financial Corp. 7.875%, 02/15/19	1,500,000	1,650,000
Wells Fargo & Co. 4.900%, 11/17/45	2,203,000	2,364,572

		67,333,049

Beverages—2.0%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	3,882,000	4,082,362
4.900%, 02/01/46	2,995,000	3,347,098
Brown-Forman Corp. 4.500%, 07/15/45	2,186,000	2,391,729
Coca-Cola Bottling Co. Consolidated 3.800%, 11/25/25	1,101,000	1,150,343
Constellation Brands, Inc. 4.250%, 05/01/23	2,500,000	2,556,250
6.000%, 05/01/22	1,442,000	1,622,250
Cott Beverages, Inc. 5.375%, 07/01/22	400,000	406,000
Dr Pepper Snapple Group, Inc. 3.400%, 11/15/25	2,204,000	2,278,910
4.500%, 11/15/45	1,102,000	1,147,265
Fomento Economico Mexicano S.A.B. de C.V. 4.375%, 05/10/43	1,234,000	1,203,819
PepsiCo, Inc. 2.850%, 02/24/26	1,661,000	1,704,158
4.250%, 10/22/44	751,000	802,121
4.450%, 04/14/46	1,178,000	1,313,413

		24,005,718

Biotechnology—0.5%
Gilead Sciences, Inc. 2.550%, 09/01/20	1,675,000	1,724,940
3.500%, 02/01/25	2,525,000	2,663,130
4.750%, 03/01/46	1,675,000	1,833,442

		6,221,512

Building Materials—1.4%
Builders FirstSource, Inc. 7.625%, 06/01/21 (144A)	1,311,000	1,363,440
10.750%, 08/15/23 (144A)	905,000	911,788
Cemex S.A.B. de C.V. 7.750%, 04/16/26 (144A)	647,000	663,110

Building Materials—(Continued)
GCP Applied Technologies, Inc. 9.500%, 02/01/23 (144A)	410,000	444,850
Griffon Corp. 5.250%, 03/01/22	1,295,000	1,291,762
Masco Corp. 4.375%, 04/01/26	771,000	784,963
Masonite International Corp. 5.625%, 03/15/23 (144A)	1,167,000	1,219,515
Norbord, Inc. 6.250%, 04/15/23 (144A)	1,355,000	1,334,675
Ply Gem Industries, Inc. 6.500%, 02/01/22	1,540,000	1,509,200
Standard Industries, Inc. 5.375%, 11/15/24 (144A)	2,260,000	2,293,900
5.500%, 02/15/23 (144A)	1,152,000	1,177,920
Voto-Votorantim Overseas Trading Operations IV, Ltd. 7.750%, 06/24/20 (144A)	2,700,000	2,730,240
Vulcan Materials Co. 4.500%, 04/01/25	1,250,000	1,284,375

		17,009,738

Chemicals—0.7%
Braskem Finance, Ltd. 5.375%, 05/02/22 (144A)	1,015,000	921,113
6.450%, 02/03/24	740,000	693,750
Celanese U.S. Holdings LLC 5.875%, 06/15/21	780,000	830,700
Grupo Idesa S.A. de C.V. 7.875%, 12/18/20 (144A)	1,450,000	1,408,312
Hexion, Inc. 6.625%, 04/15/20	1,444,000	1,198,520
Huntsman International LLC 5.125%, 11/15/22 (144A) (b)	1,370,000	1,328,900
Israel Chemicals, Ltd. 4.500%, 12/02/24 (144A)	692,000	690,983
Kissner Milling Co., Ltd. 7.250%, 06/01/19 (144A)	566,000	530,625
Momentive Performance Materials, Inc. 3.880%, 10/24/21	802,000	579,445
Unifrax I LLC / Unifrax Holding Co. 7.500%, 02/15/19 (144A)	1,356,000	837,330

		9,019,678

Commercial Services—1.5%
ADT Corp. (The) 3.500%, 07/15/22	855,000	739,575
Cleveland Clinic Foundation (The) 4.858%, 01/01/2114	1,450,000	1,519,957
ExamWorks Group, Inc. 5.625%, 04/15/23 (b)	1,347,000	1,373,940
FTI Consulting, Inc. 6.000%, 11/15/22	2,000,000	2,095,000
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, 08/01/23 (144A)	1,519,000	1,559,709

MIST-174

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Jurassic Holdings III, Inc. 6.875%, 02/15/21 (144A)	1,875,000	$1,293,750
Metropolitan Museum of Art (The) 3.400%, 07/01/45	2,025,000	1,926,216
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc. 7.875%, 10/01/22 (144A)	1,400,000	1,302,000
NES Rentals Holdings, Inc. 7.875%, 05/01/18 (144A)	1,100,000	1,012,000
Sotheby’s 5.250%, 10/01/22 (144A)	1,226,000	1,097,270
Total System Services, Inc. 4.800%, 04/01/26	2,201,000	2,271,089
United Rentals North America, Inc. 6.125%, 06/15/23 (b)	1,850,000	1,910,125

		18,100,631

Computers—0.2%
Dell, Inc. 7.100%, 04/15/28 (b)	1,375,000	1,333,750
Leidos Holdings, Inc. 4.450%, 12/01/20	550,000	541,755

		1,875,505

Cosmetics/Personal Care—0.4%
Edgewell Personal Care Co. 4.700%, 05/24/22	615,000	627,300
Elizabeth Arden, Inc. 7.375%, 03/15/21 (b)	1,888,000	1,208,320
Estee Lauder Cos., Inc. (The) 4.375%, 06/15/45	2,353,000	2,560,918

		4,396,538

Diversified Financial Services—3.2%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21	2,945,000	3,048,075
Alliance Data Systems Corp. 6.375%, 04/01/20 (144A)	5,794,000	5,895,395
Ally Financial, Inc. 5.750%, 11/20/25	4,717,000	4,610,867
8.000%, 11/01/31	1,025,000	1,168,500
CME Group, Inc. 3.000%, 03/15/25	2,300,000	2,330,960
E*Trade Financial Corp. 4.625%, 09/15/23	210,000	209,475
Intercontinental Exchange, Inc. 3.750%, 12/01/25	2,419,000	2,469,391
International Lease Finance Corp. 6.250%, 05/15/19	2,470,000	2,633,637
8.250%, 12/15/20	2,613,000	3,050,677
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	1,800,000	1,984,052
MasterCard, Inc. 3.375%, 04/01/24	1,780,000	1,903,543

Diversified Financial Services—(Continued)
National Financial Partners Corp. 9.000%, 07/15/21 (144A)	1,952,000	1,873,920
Navient Corp. 5.000%, 10/26/20 (b)	1,211,000	1,098,983
OneMain Financial Holdings LLC 6.750%, 12/15/19 (144A)	1,286,000	1,287,286
7.250%, 12/15/21 (144A)	950,000	945,250
Rio Oil Finance Trust 9.250%, 07/06/24 (144A) (b)	3,012,000	1,867,440
Springleaf Finance Corp. 5.250%, 12/15/19	302,000	288,410
7.750%, 10/01/21 (b)	416,000	408,138
TD Ameritrade Holding Corp. 2.950%, 04/01/22	1,150,000	1,173,772

		38,247,771

Electric—2.2%
AES Corp. 5.500%, 04/15/25	687,000	662,955
7.375%, 07/01/21	621,000	695,520
AES El Salvador Trust II 6.750%, 03/28/23 (144A)	1,425,000	1,104,375
AES Gener S.A. 5.000%, 07/14/25 (144A) (b)	1,150,000	1,154,862
AES Panama SRL 6.000%, 06/25/22 (144A)	1,500,000	1,494,000
El Paso Electric Co. 5.000%, 12/01/44	2,366,000	2,549,505
Entergy Arkansas, Inc. 4.950%, 12/15/44	2,363,000	2,385,094
Exelon Generation Co. LLC 4.250%, 06/15/22 (b)	1,108,000	1,161,769
Illinois Power Generating Co. 7.000%, 04/15/18 (b)	2,475,000	965,250
IPALCO Enterprises, Inc. 3.450%, 07/15/20	216,000	216,810
Lamar Funding, Ltd. 3.958%, 05/07/25 (144A) (b)	2,550,000	2,286,075
Louisville Gas & Electric Co. 4.375%, 10/01/45	776,000	846,312
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A)	2,845,589	3,051,894
Oncor Electric Delivery Co. LLC 3.750%, 04/01/45	3,736,000	3,507,376
Pacific Gas & Electric Co. 2.950%, 03/01/26 (b)	1,661,000	1,677,887
Puget Energy, Inc. 3.650%, 05/15/25	1,106,000	1,113,138
Southern California Edison Co. 3.900%, 03/15/43	1,217,000	1,249,584

		26,122,406

Electrical Components & Equipment—0.1%
General Cable Corp. 5.750%, 10/01/22	1,450,000	1,145,500

MIST-175

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Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electronics—0.2%
Trimble Navigation, Ltd. 4.750%, 12/01/24	2,738,000	$2,791,895

Energy-Alternate Sources—0.1%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	1,355,113	1,503,003

Engineering & Construction—0.2%
AECOM 5.875%, 10/15/24	1,254,000	1,291,620
SBA Communications Corp. 4.875%, 07/15/22	900,000	911,250

		2,202,870

Entertainment—0.7%
CCM Merger, Inc. 9.125%, 05/01/19 (144A)	1,500,000	1,552,500
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. 5.250%, 03/15/21	1,700,000	1,761,625
Mohegan Tribal Gaming Authority 9.750%, 09/01/21 (b)	2,235,000	2,290,875
River Rock Entertainment Authority (The) 9.000%, 11/01/18 (d)	1,397,000	169,386
Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 9.500%, 06/15/19 (144A) (a)	1,490,000	1,534,700
Six Flags Entertainment Corp. 5.250%, 01/15/21 (144A)	550,000	565,125

		7,874,211

Environmental Control—0.1%
Advanced Disposal Services, Inc. 8.250%, 10/01/20	1,340,000	1,366,666

Food—2.1%
B&G Foods, Inc. 4.625%, 06/01/21	2,675,000	2,708,437
BI-LO LLC / BI-LO Finance Corp. 9.250%, 02/15/19 (144A) (b)	1,126,000	1,075,330
Bumble Bee Holdings, Inc. 9.000%, 12/15/17 (144A)	575,000	576,438
Ingles Markets, Inc. 5.750%, 06/15/23	1,330,000	1,349,950
JBS USA LLC / JBS USA Finance, Inc. 5.875%, 07/15/24 (144A)	1,204,000	1,086,610
Kellogg Co. 3.250%, 04/01/26	1,660,000	1,700,751
4.500%, 04/01/46	1,660,000	1,699,528
Land O’ Lakes, Inc. 6.000%, 11/15/22 (144A)	2,000,000	2,090,000
Marfrig Holdings Europe B.V. 6.875%, 06/24/19 (144A)	200,000	190,250
Marfrig Overseas, Ltd. 9.500%, 05/04/20 (144A)	250,000	252,500

Food—(Continued)
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 4.875%, 05/01/21	1,400,000	1,414,000
Post Holdings, Inc. 7.750%, 03/15/24 (144A)	1,005,000	1,102,987
Premier Foods Finance plc 6.500%, 03/15/21 (144A) (GBP)	1,025,000	1,514,848
TreeHouse Foods, Inc. 4.875%, 03/15/22	263,000	268,918
6.000%, 02/15/24 (144A)	1,287,000	1,364,220
WhiteWave Foods Co. (The) 5.375%, 10/01/22	5,780,000	6,220,725

		24,615,492

Forest Products & Paper—0.0%
Millar Western Forest Products, Ltd. 8.500%, 04/01/21	1,218,000	511,560

Gas—0.6%
Brooklyn Union Gas Co. (The) 3.407%, 03/10/26 (144A)	1,662,000	1,717,735
Dominion Gas Holdings LLC 3.600%, 12/15/24 (b)	1,775,000	1,822,387
LBC Tank Terminals Holding Netherlands B.V. 6.875%, 05/15/23 (144A)	1,965,000	1,827,450
Southern Star Central Corp. 5.125%, 07/15/22 (144A)	1,425,000	1,311,000

		6,678,572

Hand/Machine Tools—0.1%
Milacron LLC / Mcron Finance Corp. 7.750%, 02/15/21 (144A)	996,000	916,320

Healthcare-Products—1.0%
Hologic, Inc. 5.250%, 07/15/22 (144A)	1,409,000	1,468,882
Kinetic Concepts, Inc. / KCI USA, Inc. 7.875%, 02/15/21 (144A) (b)	554,000	585,855
10.500%, 11/01/18	585,000	586,462
Medtronic, Inc. 3.150%, 03/15/22	2,393,000	2,538,047
4.375%, 03/15/35	3,250,000	3,518,538
Sterigenics-Nordion Holdings LLC 6.500%, 05/15/23 (144A)	1,700,000	1,695,750
Stryker Corp. 3.500%, 03/15/26	772,000	800,051
4.625%, 03/15/46	1,182,000	1,262,298

		12,455,883

Healthcare-Services—3.8%
Acadia Healthcare Co., Inc. 5.625%, 02/15/23	427,000	433,405
6.500%, 03/01/24 (144A)	287,000	298,480
Amsurg Corp. 5.625%, 11/30/20 (b)	2,565,000	2,648,362
5.625%, 07/15/22	963,000	991,890

MIST-176

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Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Centene Escrow Corp. 5.625%, 02/15/21 (144A)	831,000	$866,318
6.125%, 02/15/24 (144A)	2,373,000	2,497,583
CHS/Community Health Systems, Inc. 6.875%, 02/01/22 (b)	1,000,000	902,500
8.000%, 11/15/19 (b)	1,675,000	1,631,031
DaVita HealthCare Partners, Inc. 5.750%, 08/15/22	3,500,000	3,653,125
Dignity Health 3.812%, 11/01/24	1,800,000	1,901,729
4.500%, 11/01/42	339,000	338,262
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A)	700,000	711,375
5.875%, 01/31/22 (144A)	3,225,000	3,542,662
HCA, Inc. 4.250%, 10/15/19	1,200,000	1,236,750
5.250%, 04/15/25	1,655,000	1,704,650
5.375%, 02/01/25	515,000	520,634
7.050%, 12/01/27	484,000	496,100
7.500%, 02/15/22	6,553,000	7,421,272
7.580%, 09/15/25	688,000	743,040
7.690%, 06/15/25	1,767,000	1,899,525
MEDNAX, Inc. 5.250%, 12/01/23 (144A)	825,000	858,000
Memorial Sloan-Kettering Cancer Center 4.200%, 07/01/55	1,825,000	1,872,501
MPH Acquisition Holdings LLC 6.625%, 04/01/22 (144A)	2,675,000	2,782,000
Tenet Healthcare Corp. 6.750%, 06/15/23 (b)	1,847,000	1,768,503
8.125%, 04/01/22	3,125,000	3,214,844

		44,934,541

Holding Companies-Diversified—0.5%
Argos Merger Sub, Inc. 7.125%, 03/15/23 (144A) (b)	2,540,000	2,700,020
Horizon Pharma Financing, Inc. 6.625%, 05/01/23 (144A) (b)	1,337,000	1,179,903
KOC Holding AS 5.250%, 03/15/23 (144A)	1,775,000	1,770,562

		5,650,485

Home Builders—1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, 02/15/21 (144A)	1,650,000	1,353,000
Brookfield Residential Properties, Inc. 6.500%, 12/15/20 (144A)	1,975,000	1,886,125
DR Horton, Inc. 4.750%, 02/15/23	495,000	502,425
K Hovnanian Enterprises, Inc. 7.250%, 10/15/20 (144A)	1,350,000	1,113,750
Lennar Corp. 4.750%, 11/15/22	1,500,000	1,503,750

Home Builders—(Continued)
PulteGroup, Inc. 6.375%, 05/15/33	3,500,000	3,570,000
Toll Brothers Finance Corp. 5.625%, 01/15/24	1,375,000	1,416,250
William Lyon Homes, Inc. 7.000%, 08/15/22	2,860,000	2,745,600

		14,090,900

Household Products/Wares—0.1%
SC Johnson & Son, Inc. 4.750%, 10/15/46 (144A)	1,088,000	1,228,643

Housewares—0.6%
American Greetings Corp. 7.375%, 12/01/21	1,430,000	1,462,175
Newell Rubbermaid, Inc. 3.850%, 04/01/23	2,750,000	2,852,055
5.500%, 04/01/46	2,200,000	2,390,071

		6,704,301

Insurance—1.5%
Allied World Assurance Co. Holdings, Ltd. 4.350%, 10/29/25	2,284,000	2,288,596
Allstate Corp. (The) 5.750%, 08/15/53 (c)	1,212,000	1,231,695
American Equity Investment Life Holding Co. 6.625%, 07/15/21	1,630,000	1,674,825
Berkshire Hathaway, Inc. 2.750%, 03/15/23	1,101,000	1,122,851
3.125%, 03/15/26	1,101,000	1,128,906
Chubb INA Holdings, Inc. 4.350%, 11/03/45	1,104,000	1,203,151
CNO Financial Group, Inc. 5.250%, 05/30/25	2,044,000	2,089,990
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 (144A)	1,771,000	1,897,713
TIAA Asset Management Finance Co. LLC 4.125%, 11/01/24 (144A)	1,807,000	1,867,448
Trinity Acquisition plc 4.400%, 03/15/26	1,650,000	1,673,887
XLIT, Ltd. 4.450%, 03/31/25	1,227,000	1,214,980

		17,394,042

Internet—2.4%
Alibaba Group Holding, Ltd. 3.125%, 11/28/21	4,475,000	4,560,481
Amazon.com, Inc. 4.800%, 12/05/34	7,581,000	8,515,502
Blue Coat Holdings, Inc. 8.375%, 06/01/23 (144A) (b)	1,126,000	1,160,343
eBay, Inc. 3.800%, 03/09/22	1,095,000	1,127,277

MIST-177

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Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Expedia, Inc. 5.000%, 02/15/26 (144A)	3,096,000	$3,100,641
Netflix, Inc. 5.375%, 02/01/21	2,453,000	2,560,319
5.875%, 02/15/25	1,417,000	1,491,393
Priceline Group, Inc. (The) 3.650%, 03/15/25	1,625,000	1,666,762
VeriSign, Inc. 4.625%, 05/01/23	1,263,000	1,275,630
5.250%, 04/01/25 (b)	1,073,000	1,081,048
Zayo Group LLC / Zayo Capital, Inc. 6.000%, 04/01/23	2,141,000	2,136,975

		28,676,371

Iron/Steel—0.4%
Allegheny Ludlum Corp. 6.950%, 12/15/25	1,497,000	1,152,690
Allegheny Technologies, Inc. 5.950%, 01/15/21	750,000	626,250
Steel Dynamics, Inc. 5.125%, 10/01/21	1,825,000	1,843,250
5.500%, 10/01/24	1,379,000	1,396,237

		5,018,427

Leisure Time—0.5%
Gibson Brands, Inc. 8.875%, 08/01/18 (144A)	2,800,000	1,624,000
NCL Corp., Ltd. 5.250%, 11/15/19 (144A)	925,000	943,500
Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	3,500,000	3,963,750

		6,531,250

Lodging—1.9%
Boyd Gaming Corp. 6.375%, 04/01/26 (144A)	659,000	683,713
6.875%, 05/15/23	2,025,000	2,156,625
Caesars Entertainment Resort Properties LLC / Caesars Growth Properties Finance, Inc. 11.000%, 10/01/21 (b)	1,000,000	852,500
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc. 9.375%, 05/01/22	1,388,000	1,085,416
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21	1,555,000	1,611,291
MCE Finance, Ltd. 5.000%, 02/15/21 (144A)	2,450,000	2,333,458
MGM Resorts International 6.000%, 03/15/23 (b)	2,532,000	2,620,620
7.750%, 03/15/22	947,000	1,054,721
Playa Resorts Holding B.V. 8.000%, 08/15/20 (144A)	1,700,000	1,678,750

Lodging—(Continued)
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC 5.875%, 05/15/21 (144A)	1,525,000	1,528,813
Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 6.375%, 06/01/21 (144A) (a)	2,950,000	2,839,375
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.375%, 03/15/22 (b)	1,352,000	1,363,411
Wynn Macau, Ltd. 5.250%, 10/15/21 (144A) (b)	3,405,000	3,209,212

		23,017,905

Machinery-Construction & Mining—0.1%
BlueLine Rental Finance Corp. 7.000%, 02/01/19 (144A)	1,350,000	1,243,688

Media—5.6%
Altice Financing S.A. 6.625%, 02/15/23 (144A)	1,200,000	1,203,000
Altice Finco S.A. 9.875%, 12/15/20 (144A) (b)	2,900,000	3,117,500
Altice Luxembourg S.A. 7.750%, 05/15/22 (144A) (b)	3,500,000	3,444,280
AMC Networks, Inc. 4.750%, 12/15/22 (b)	2,825,000	2,832,063
Cablevision Systems Corp. 5.875%, 09/15/22 (b)	4,000,000	3,370,000
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 05/01/23 (144A)	1,985,000	2,019,738
5.875%, 04/01/24 (144A)	2,184,000	2,287,740
6.625%, 01/31/22	2,300,000	2,420,750
CCO Safari LLC 4.908%, 07/23/25 (144A)	2,270,000	2,394,432
6.384%, 10/23/35 (144A)	1,777,000	1,961,735
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	1,849,000	1,839,755
DISH DBS Corp. 5.000%, 03/15/23	3,247,000	2,865,477
5.875%, 07/15/22	1,125,000	1,065,938
Gray Television, Inc. 7.500%, 10/01/20	588,000	620,340
Mediacom Broadband LLC / Mediacom Broadband Corp. 6.375%, 04/01/23 (b)	3,481,000	3,559,322
Mediacom LLC / Mediacom Capital Corp. 7.250%, 02/15/22	400,000	421,000
Neptune Finco Corp. 10.125%, 01/15/23 (144A)	1,125,000	1,203,750
10.875%, 10/15/25 (144A)	6,447,000	7,007,889
Numericable-SFR SAS 6.000%, 05/15/22 (144A)	3,250,000	3,168,750
RCN Telecom Services LLC / RCN Capital Corp. 8.500%, 08/15/20 (144A)	1,225,000	1,225,000

MIST-178

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Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Sirius XM Radio, Inc. 6.000%, 07/15/24 (144A)	1,015,000	$1,068,288
Time Warner Cable, Inc. 5.875%, 11/15/40	1,912,000	1,978,761
Unitymedia GmbH 6.125%, 01/15/25 (144A)	1,150,000	1,195,287
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.000%, 01/15/25 (144A)	888,000	885,780
5.500%, 01/15/23 (144A)	2,975,000	3,049,375
Univision Communications, Inc. 5.125%, 02/15/25 (144A)	1,930,000	1,905,875
UPCB Finance, Ltd. 5.375%, 01/15/25 (144A)	2,296,000	2,324,700
Virgin Media Finance plc 6.000%, 10/15/24 (144A)	925,000	950,438
Virgin Media Secured Finance plc 5.375%, 04/15/21 (144A)	2,736,900	2,853,218
VTR Finance B.V. 6.875%, 01/15/24 (144A)	1,350,000	1,316,250
Wave Holdco LLC / Wave Holdco Corp. 8.250%, 07/15/19 (144A) (e)	991,705	966,912

		66,523,343

Mining—3.2%
Aleris International, Inc. 7.875%, 11/01/20	1,429,000	1,207,505
9.500%, 04/01/21 (144A)	1,711,000	1,744,151
Anglo American Capital plc 9.375%, 04/08/19 (144A)	247,000	259,350
AngloGold Ashanti Holdings plc 6.500%, 04/15/40	442,000	369,070
BHP Billiton Finance USA, Ltd. 6.250%, 10/19/75 (144A) (b) (c)	2,392,000	2,412,930
6.750%, 10/19/75 (144A) (b) (c)	2,301,000	2,301,000
Coeur Mining, Inc. 7.875%, 02/01/21	2,126,000	1,706,115
Freeport-McMoRan, Inc. 2.300%, 11/14/17	1,500,000	1,383,750
3.550%, 03/01/22	2,220,000	1,548,450
3.875%, 03/15/23	4,704,000	3,186,960
Fresnillo plc 5.500%, 11/13/23 (144A) (b)	2,741,000	2,812,951
Glencore Finance Canada, Ltd. 4.250%, 10/25/22 (144A) (b)	788,000	657,980
Glencore Funding LLC 4.125%, 05/30/23 (144A)	1,388,000	1,134,690
Imperial Metals Corp. 7.000%, 03/15/19 (144A)	1,450,000	1,261,500
Kinross Gold Corp. 5.125%, 09/01/21	2,212,000	2,046,100
5.950%, 03/15/24	1,893,000	1,609,675
Lundin Mining Corp. 7.875%, 11/01/22 (144A)	1,415,000	1,344,250

Mining—(Continued)
Mirabela Nickel, Ltd. 1.000%, 09/16/44 (f) (g)	32,601	3
MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 6.625%, 10/14/22 (144A)	1,700,000	1,775,480
New Gold, Inc. 6.250%, 11/15/22 (144A)	2,023,000	1,709,435
7.000%, 04/15/20 (144A)	1,358,000	1,296,890
Newmont Mining Corp. 4.875%, 03/15/42	2,364,000	2,027,161
5.875%, 04/01/35	150,000	145,212
6.250%, 10/01/39	1,017,000	1,016,337
Teck Resources, Ltd. 3.000%, 03/01/19 (b)	1,750,000	1,400,000
Thompson Creek Metals Co., Inc. 7.375%, 06/01/18 (b)	1,103,000	303,325
9.750%, 12/01/17	771,000	722,813
Volcan Cia Minera SAA 5.375%, 02/02/22 (144A)	1,498,000	1,140,352

		38,523,435

Miscellaneous Manufacturing—1.2%
FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, 05/01/20	2,325,000	1,395,000
Gates Global LLC / Gates Global Co. 6.000%, 07/15/22 (144A) (b)	1,648,000	1,409,040
General Electric Co. 5.000%, 01/21/21 (c)	9,740,000	10,032,200
Siemens Financieringsmaatschappij NV 3.250%, 05/27/25 (144A) (b)	1,715,000	1,789,428

		14,625,668

Municipal—0.1%
Brazil Minas SPE via State of Minas Gerais 5.333%, 02/15/28 (144A)	1,200,000	1,023,000

Office/Business Equipment—0.2%
CDW LLC / CDW Finance Corp. 5.500%, 12/01/24	2,210,000	2,276,300

Oil & Gas—6.7%
Bill Barrett Corp. 7.000%, 10/15/22	1,668,000	992,460
Bonanza Creek Energy, Inc. 6.750%, 04/15/21	1,574,000	440,720
Canadian Oil Sands, Ltd. 4.500%, 04/01/22 (144A)	1,353,000	1,253,668
Carrizo Oil & Gas, Inc. 6.250%, 04/15/23	2,238,000	1,972,238
7.500%, 09/15/20 (b)	1,050,000	979,125
Citgo Holding, Inc. 10.750%, 02/15/20 (144A)	3,691,000	3,580,270
Clayton Williams Energy, Inc. 7.750%, 04/01/19	1,441,000	720,500

MIST-179

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Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Concho Resources, Inc. 5.500%, 04/01/23 (b)	4,875,000	$4,777,500
Continental Resources, Inc. 3.800%, 06/01/24	597,000	471,630
5.000%, 09/15/22 (b)	2,906,000	2,504,609
CrownRock L.P. / CrownRock Finance, Inc. 7.125%, 04/15/21 (144A)	3,850,000	3,686,375
Denbury Resources, Inc. 5.500%, 05/01/22	1,800,000	810,000
Devon Energy Corp. 3.250%, 05/15/22	1,875,000	1,578,731
Diamondback Energy, Inc. 7.625%, 10/01/21 (b)	3,650,000	3,759,500
Eclipse Resources Corp. 8.875%, 07/15/23 (144A)	706,000	367,120
Ensco plc 5.200%, 03/15/25	1,462,000	818,720
EOG Resources, Inc. 3.150%, 04/01/25 (b)	1,248,000	1,211,143
4.150%, 01/15/26 (b)	1,665,000	1,731,357
EP Energy LLC / Everest Acquisition Finance, Inc. 6.375%, 06/15/23	1,201,000	552,460
EXCO Resources, Inc. 8.500%, 04/15/22	1,491,000	275,835
Exxon Mobil Corp. 4.114%, 03/01/46	1,630,000	1,728,289
Gulfport Energy Corp. 7.750%, 11/01/20	2,229,000	2,229,000
Hilcorp Energy I L.P. / Hilcorp Finance Co. 5.000%, 12/01/24 (144A)	2,975,000	2,506,437
Kosmos Energy, Ltd. 7.875%, 08/01/21 (144A) (b)	2,550,000	2,142,000
MEG Energy Corp. 6.375%, 01/30/23 (144A)	225,000	132,750
7.000%, 03/31/24 (144A)	5,187,000	3,060,330
Memorial Resource Development Corp. 5.875%, 07/01/22	2,673,000	2,258,685
Newfield Exploration Co. 5.625%, 07/01/24	2,491,000	2,335,313
Northern Tier Energy LLC / Northern Tier Finance Corp. 7.125%, 11/15/20	2,575,000	2,523,500
Occidental Petroleum Corp. 3.500%, 06/15/25 (b)	1,850,000	1,894,605
Parsley Energy LLC / Parsley Finance Corp. 7.500%, 02/15/22 (144A)	1,450,000	1,442,750
PDC Energy, Inc. 7.750%, 10/15/22	3,159,000	3,151,102
Pride International, Inc. 6.875%, 08/15/20 (b)	1,622,000	1,184,060
Range Resources Corp. 4.875%, 05/15/25 (144A) (b)	2,875,000	2,515,625
Rice Energy, Inc. 6.250%, 05/01/22 (b)	1,958,000	1,703,460
RSP Permian, Inc. 6.625%, 10/01/22	1,944,000	1,914,840

Oil & Gas—(Continued)
Sasol Financing International plc 4.500%, 11/14/22	900,000	870,750
Seven Generations Energy, Ltd. 6.750%, 05/01/23 (144A) (b)	2,518,000	2,373,215
8.250%, 05/15/20 (144A)	2,572,000	2,578,430
Shell International Finance B.V. 3.250%, 05/11/25	2,273,000	2,294,448
4.375%, 05/11/45	990,000	992,844
4.550%, 08/12/43	735,000	763,056
SM Energy Co. 6.500%, 11/15/21 (b)	1,725,000	1,272,188
YPF S.A. 8.500%, 03/23/21 (144A)	1,280,000	1,281,600
8.500%, 07/28/25 (144A)	2,105,000	2,051,323

		79,684,561

Oil & Gas Services—0.4%
National Oilwell Varco, Inc. 3.950%, 12/01/42	769,000	547,656
Oceaneering International, Inc. 4.650%, 11/15/24	2,771,000	2,386,382
Weatherford International, Ltd. 4.500%, 04/15/22 (b)	2,516,000	2,019,090

		4,953,128

Packaging & Containers—1.6%
Ball Corp. 4.000%, 11/15/23	1,439,000	1,417,415
BWAY Holding Co. 9.125%, 08/15/21 (144A)	1,263,000	1,127,228
Coveris Holdings S.A. 7.875%, 11/01/19 (144A)	1,830,000	1,637,850
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	1,655,000	1,766,712
Graphic Packaging International, Inc. 4.750%, 04/15/21	1,400,000	1,452,500
4.875%, 11/15/22	1,337,000	1,357,055
Pactiv LLC 7.950%, 12/15/25	1,300,000	1,196,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/20	1,250,000	1,282,812
8.250%, 02/15/21 (b)	3,125,000	3,203,125
Sealed Air Corp. 4.875%, 12/01/22 (144A)	1,345,000	1,398,800
5.125%, 12/01/24 (144A)	619,000	642,213
6.875%, 07/15/33 (144A)	3,100,000	3,278,250

		19,759,960

Pharmaceuticals—1.3%
Alphabet Holding Co., Inc. 7.750%, 11/01/17 (e)	604,000	608,530
AstraZeneca plc 3.375%, 11/16/25	2,201,000	2,279,871

MIST-180

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Bayer U.S. Finance LLC 3.375%, 10/08/24 (144A)	2,404,000	$2,534,427
Grifols Worldwide Operations, Ltd. 5.250%, 04/01/22	3,000,000	3,082,500
Mead Johnson Nutrition Co. 4.125%, 11/15/25 (b)	1,653,000	1,755,124
Pfizer, Inc. 5.600%, 09/15/40	1,431,000	1,782,595
Quintiles Transnational Corp. 4.875%, 05/15/23 (144A)	1,217,000	1,248,520
Zoetis, Inc. 3.250%, 02/01/23	1,766,000	1,746,369

		15,037,936

Pipelines—2.1%
Energy Transfer Equity L.P. 5.500%, 06/01/27	1,376,000	1,104,240
5.875%, 01/15/24 (b)	1,638,000	1,400,490
Florida Gas Transmission Co. LLC 4.350%, 07/15/25 (144A) (b)	2,016,000	1,914,343
Genesis Energy L.P. / Genesis Energy Finance Corp. 6.750%, 08/01/22	1,454,000	1,344,950
IFM U.S. Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A) (a)	2,500,000	2,715,028
Magellan Midstream Partners L.P. 5.000%, 03/01/26	1,660,000	1,795,174
MPLX LP 5.500%, 02/15/23 (144A)	1,680,000	1,626,322
Rockies Express Pipeline LLC 5.625%, 04/15/20 (144A)	1,298,000	1,226,610
6.875%, 04/15/40 (144A)	2,825,000	2,373,000
Sabine Pass Liquefaction LLC 5.750%, 05/15/24	2,648,000	2,528,840
Southern Gas Corridor CJSC 6.875%, 03/24/26 (144A)	2,450,000	2,452,328
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19 (144A)	600,000	597,000
5.875%, 10/01/20	1,753,000	1,737,661
6.125%, 10/15/21	1,200,000	1,200,000
6.250%, 10/15/22 (144A) (b)	1,050,000	1,039,500

		25,055,486

Real Estate—0.3%
CBRE Services, Inc. 4.875%, 03/01/26	2,404,000	2,419,857
5.250%, 03/15/25	640,000	659,874

		3,079,731

Real Estate Investment Trusts—1.4%
Alexandria Real Estate Equities, Inc. 4.300%, 01/15/26	1,102,000	1,127,869

Real Estate Investment Trusts—(Continued)
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	1,280,000	1,172,852
3.875%, 08/15/22	1,903,000	1,857,094
Crown Castle International Corp. 4.875%, 04/15/22	1,509,000	1,614,932
5.250%, 01/15/23	1,850,000	1,995,688
CubeSmart L.P. 4.000%, 11/15/25	1,108,000	1,133,267
Digital Realty Trust L.P. 4.750%, 10/01/25	1,668,000	1,698,201
EPR Properties 4.500%, 04/01/25	1,202,000	1,166,113
Equinix, Inc. 5.375%, 04/01/23	1,065,000	1,102,275
5.875%, 01/15/26	1,214,000	1,280,163
Iron Mountain, Inc. 6.000%, 10/01/20 (144A)	1,657,000	1,746,064
RHP Hotel Properties L.P. / RHP Finance Corp. 5.000%, 04/15/21	1,131,000	1,159,275

		17,053,793

Retail—3.5%
1011778 BC ULC / New Red Finance, Inc. 6.000%, 04/01/22 (144A)	1,300,000	1,352,000
Arcos Dorados Holdings, Inc. 6.625%, 09/27/23 (144A) (b)	825,000	785,812
AutoZone, Inc. 2.500%, 04/15/21	800,000	802,231
Brookstone Holdings Corp. 10.000%, 07/07/21 (e) (g)	246,752	182,596
CST Brands, Inc. 5.000%, 05/01/23	2,692,000	2,725,650
Dollar Tree, Inc. 5.750%, 03/01/23 (144A)	2,572,000	2,726,320
Hema Bondco I B.V. 6.250%, 06/15/19 (144A) (EUR)	1,475,000	1,223,555
Hillman Group, Inc. (The) 6.375%, 07/15/22 (144A) (b)	1,669,000	1,393,615
JC Penney Corp., Inc. 5.650%, 06/01/20 (b)	2,750,000	2,667,500
McDonald’s Corp. 2.750%, 12/09/20	441,000	456,756
3.700%, 01/30/26	1,047,000	1,108,922
4.600%, 05/26/45	1,259,000	1,324,852
4.875%, 12/09/45	1,102,000	1,203,899
Neiman Marcus Group, Ltd. LLC 8.000%, 10/15/21 (144A) (b)	3,013,000	2,591,180
New Albertsons, Inc. 7.450%, 08/01/29	1,000,000	907,500
7.750%, 06/15/26	2,250,000	2,103,750
New Look Secured Issuer plc 6.500%, 07/01/22 (144A) (GBP)	1,150,000	1,621,956
O’Reilly Automotive, Inc. 3.550%, 03/15/26 (b)	1,171,000	1,204,758

MIST-181

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
PF Chang’s China Bistro, Inc. 10.250%, 06/30/20 (144A)	1,480,000	$1,339,400
Rite Aid Corp. 6.125%, 04/01/23 (144A)	1,825,000	1,934,500
7.700%, 02/15/27	4,000,000	4,800,000
SACI Falabella 4.375%, 01/27/25 (144A) (b)	1,225,000	1,258,564
Serta Simmons Bedding LLC 8.125%, 10/01/20 (144A)	1,325,000	1,374,701
Tops Holding LLC / Tops Markets II Corp. 8.000%, 06/15/22 (144A)	2,692,000	2,490,100
Yum! Brands, Inc. 3.750%, 11/01/21	703,000	667,850
3.875%, 11/01/23	1,332,000	1,232,100

		41,480,067

Savings & Loans—0.0%
Washington Mutual Bank 6.875%, 06/15/11 (d) (f) (g)	6,000,000	600

Semiconductors—0.3%
Qorvo, Inc. 7.000%, 12/01/25 (144A)	3,302,000	3,434,080

Shipbuilding—0.1%
Huntington Ingalls Industries, Inc. 5.000%, 12/15/21 (144A)	500,000	525,000
5.000%, 11/15/25 (144A)	624,000	652,860

		1,177,860

Software—1.7%
Activision Blizzard, Inc. 6.125%, 09/15/23 (144A)	1,557,000	1,669,882
First Data Corp. 5.750%, 01/15/24 (144A)	1,468,000	1,467,853
7.000%, 12/01/23 (144A)	3,759,000	3,796,590
Informatica LLC 7.125%, 07/15/23 (144A)	1,261,000	1,216,865
Microsoft Corp. 2.375%, 02/12/22	3,932,000	4,050,841
4.000%, 02/12/55	3,845,000	3,776,486
MSCI, Inc. 5.750%, 08/15/25 (144A)	1,350,000	1,420,875
Oracle Corp. 4.375%, 05/15/55	2,590,000	2,608,822

		20,008,214

Telecommunications—5.2%
AT&T, Inc. 4.125%, 02/17/26	2,771,000	2,926,373
Columbus International, Inc. 7.375%, 03/30/21 (144A) (b)	1,600,000	1,704,000
Comcel Trust via Comunicaciones Celulares S.A. 6.875%, 02/06/24 (144A)	2,375,000	2,220,625

Telecommunications—(Continued)
CommScope Technologies Finance LLC 6.000%, 06/15/25 (144A)	1,407,000	1,420,191
CommScope, Inc. 5.500%, 06/15/24 (144A)	2,200,000	2,222,000
Consolidated Communications, Inc. 6.500%, 10/01/22	1,342,000	1,170,895
CPI International, Inc. 8.750%, 02/15/18	1,780,000	1,739,950
Digicel Group, Ltd. 7.125%, 04/01/22 (144A)	1,500,000	1,166,100
8.250%, 09/30/20 (144A)	1,300,000	1,114,750
Digicel, Ltd. 6.750%, 03/01/23 (144A)	1,400,000	1,235,500
7.000%, 02/15/20 (144A)	2,600,000	2,372,500
Frontier Communications Corp. 6.875%, 01/15/25	3,560,000	3,005,975
9.250%, 07/01/21	1,225,000	1,249,500
10.500%, 09/15/22 (144A)	2,526,000	2,589,150
11.000%, 09/15/25 (144A)	5,757,000	5,785,785
GCI, Inc. 6.875%, 04/15/25	1,525,000	1,555,500
Hughes Satellite Systems Corp. 7.625%, 06/15/21	3,500,000	3,902,500
Inmarsat Finance plc 4.875%, 05/15/22 (144A)	2,775,000	2,613,703
Intelsat Luxembourg S.A. 6.750%, 06/01/18 (b)	2,494,000	1,901,675
Sable International Finance, Ltd. 6.875%, 08/01/22 (144A)	1,790,000	1,790,000
T-Mobile USA, Inc. 6.500%, 01/15/24 (b)	5,803,000	6,035,120
6.500%, 01/15/26	2,386,000	2,478,457
6.633%, 04/28/21	3,425,000	3,579,125
6.836%, 04/28/23	228,000	240,540
Telecom Italia S.p.A. 5.303%, 05/30/24 (144A)	1,350,000	1,383,750
Telefonica Celular del Paraguay S.A. 6.750%, 12/13/22 (144A)	800,000	784,000
Wind Acquisition Finance S.A. 7.375%, 04/23/21 (144A)	4,250,000	3,846,250

		62,033,914

Textiles—0.1%
Springs Industries, Inc. 6.250%, 06/01/21	1,396,000	1,402,980

Transportation—0.9%
Autoridad del Canal de Panama 4.950%, 07/29/35 (144A)	1,200,000	1,260,000
Central Japan Railway Co. 4.250%, 11/24/45 (144A) (b)	1,879,000	2,007,313
FedEx Corp. 4.550%, 04/01/46	1,650,000	1,695,715
Florida East Coast Holdings Corp. 6.750%, 05/01/19 (144A)	2,995,000	2,995,000
9.750%, 05/01/20 (144A)	872,000	627,840

MIST-182

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*/ Shares	Value

Transportation—(Continued)
Watco Cos. LLC / Watco Finance Corp. 6.375%, 04/01/23 (144A)	1,400,000	$1,365,000
XPO Logistics, Inc. 7.875%, 09/01/19 (144A) (b)	1,234,000	1,277,190

		11,228,058

Total Corporate Bonds & Notes (Cost $898,196,118)		886,052,549

Common Stocks—12.0%

Aerospace & Defense—0.1%
Huntington Ingalls Industries, Inc.	9,100	1,246,154
Northrop Grumman Corp. (b)	3,000	593,700

		1,839,854

Air Freight & Logistics—0.1%
C.H. Robinson Worldwide, Inc. (b)	16,197	1,202,303

Banks—0.1%
BankUnited, Inc. (b)	8,955	308,410
Signature Bank (b) (h)	4,979	677,742

		986,152

Beverages—0.5%
Coca-Cola Co. (The) (b)	26,500	1,229,335
Constellation Brands, Inc. - Class A	12,059	1,821,994
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	13,781	1,327,248
Molson Coors Brewing Co. - Class B (b)	13,160	1,265,729

		5,644,306

Building Products—0.1%
Fortune Brands Home & Security, Inc. (b)	11,986	671,696
Masco Corp. (b)	21,756	684,226

		1,355,922

Capital Markets—0.0%
WisdomTree Investments, Inc. (b)	44,500	508,635

Chemicals—0.4%
Albemarle Corp. (b)	19,800	1,265,814
Scotts Miracle-Gro Co. (The) - Class A (b)	25,131	1,828,783
WR Grace & Co. (b) (h)	16,891	1,202,301

		4,296,898

Construction & Engineering—0.3%
Dycom Industries, Inc. (b) (h)	18,773	1,214,050
Granite Construction, Inc. (b)	31,849	1,522,382
Primoris Services Corp. (b)	26,100	634,230

		3,370,662

Construction Materials—0.3%
Martin Marietta Materials, Inc. (b)	7,588	1,210,362
U.S. Concrete, Inc. (b) (h)	10,000	595,800
Vulcan Materials Co.	12,138	1,281,409

		3,087,571

Containers & Packaging—0.2%
AptarGroup, Inc. (b)	15,144	1,187,441
Avery Dennison Corp.	17,186	1,239,282

		2,426,723

Distributors—0.3%
Core-Mark Holding Co., Inc. (b)	22,896	1,867,398
Pool Corp. (b)	13,817	1,212,303

		3,079,701

Diversified Financial Services—0.2%
CBOE Holdings, Inc. (b)	18,197	1,188,810
MarketAxess Holdings, Inc. (b)	10,272	1,282,254

		2,471,064

Electric Utilities—0.1%
IDACORP, Inc. (b)	15,800	1,178,522

Electrical Equipment—0.1%
Eaton Corp. plc (b)	19,812	1,239,439

Electronic Equipment, Instruments & Components—0.1%
Itron, Inc. (b) (h)	14,200	592,424
Trimble Navigation, Ltd. (b) (h)	47,400	1,175,520

		1,767,944

Food & Staples Retailing—0.3%
Casey’s General Stores, Inc. (b)	11,197	1,268,844
Sprouts Farmers Market, Inc. (b) (h)	54,688	1,588,140
Sysco Corp. (b)	13,300	621,509

		3,478,493

Food Products—0.4%
B&G Foods, Inc. (b)	35,831	1,247,277
Blue Buffalo Pet Products, Inc. (b) (h)	73,708	1,891,347
Ingredion, Inc.	11,452	1,222,959
WhiteWave Foods Co. (The) (b) (h)	14,940	607,162

		4,968,745

Health Care Equipment & Supplies—0.8%
ABIOMED, Inc. (b) (h)	27,719	2,628,038
Becton Dickinson & Co. (b)	3,983	604,699
C.R. Bard, Inc. (b)	6,070	1,230,207
DENTSPLY SIRONA, Inc. (b)	21,176	1,305,077
Edwards Lifesciences Corp. (h)	26,388	2,327,686
Intuitive Surgical, Inc. (b) (h)	3,049	1,832,601

		9,928,308

MIST-183

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—1.4%
Boyd Gaming Corp. (b) (h)	105,552	$2,180,704
Las Vegas Sands Corp. (b)	22,546	1,165,177
McDonald’s Corp.	14,871	1,868,987
Panera Bread Co. - Class A (b) (h)	5,689	1,165,278
Restaurant Brands International, Inc. (b)	33,017	1,282,050
Shake Shack, Inc. - Class A (b) (h)	36,559	1,364,382
Six Flags Entertainment Corp. (b)	33,527	1,860,413
Starbucks Corp.	20,630	1,231,611
Vail Resorts, Inc. (b)	9,151	1,223,489
Wynn Resorts, Ltd. (b)	32,292	3,017,042

		16,359,133

Household Products—0.2%
Clorox Co. (The) (b)	9,423	1,187,864
Kimberly-Clark Corp.	9,775	1,314,835

		2,502,699

Insurance—0.2%
Hanover Insurance Group, Inc. (The)	14,505	1,308,641
RenaissanceRe Holdings, Ltd. (b)	10,430	1,249,827

		2,558,468

Internet & Catalog Retail—0.2%
Amazon.com, Inc. (h)	2,098	1,245,457
Netflix, Inc. (b) (h)	12,166	1,243,730

		2,489,187

Internet Software & Services—0.4%
Alibaba Group Holding, Ltd. (ADR) (b) (h)	16,328	1,290,402
Alphabet, Inc. - Class C (h)	1,627	1,212,034
Facebook, Inc. - Class A (b) (h)	16,325	1,862,682

		4,365,118

IT Services—0.2%
Booz Allen Hamilton Holding Corp. (b)	42,154	1,276,423
PayPal Holdings, Inc. (b) (h)	36,859	1,422,758

		2,699,181

Leisure Products—0.1%
Vista Outdoor, Inc. (h)	22,969	1,192,321

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc. (b)	8,627	1,221,497

Machinery—0.3%
Colfax Corp. (b) (h)	40,200	1,149,318
Illinois Tool Works, Inc. (b)	6,000	614,640
Toro Co. (The) (b)	21,305	1,834,787

		3,598,745

Media—0.1%
Comcast Corp. - Class A (b)	19,261	1,176,462
ION Media Networks, Inc. (f) (g)	785	227,179

		1,403,641

Metals & Mining—0.2%
Mirabela Nickel, Ltd. (f) (g) (h)	5,556,301	42,592
Reliance Steel & Aluminum Co.	17,712	1,225,493
Worthington Industries, Inc. (b)	34,541	1,231,041

		2,499,126

Multi-Utilities—0.1%
Black Hills Corp.	18,850	1,276,899

Oil, Gas & Consumable Fuels—0.8%
Bill Barrett Corp. (b) (h)	110,000	684,200
Callon Petroleum Co. (b) (h)	83,800	741,630
Canadian Natural Resources, Ltd.	23,069	623,995
Carrizo Oil & Gas, Inc. (b) (h)	38,231	1,182,103
Concho Resources, Inc. (b) (h)	10,525	1,063,446
Diamondback Energy, Inc. (b) (h)	13,200	1,018,776
Parsley Energy, Inc. - Class A (b) (h)	61,289	1,385,131
Seven Generations Energy, Ltd. - Class A (h)	93,621	1,409,271
SM Energy Co. (b)	97,700	1,830,898

		9,939,450

Paper & Forest Products—0.0%
PT Indah Kiat Pulp and Paper Corp.	1,867,500	135,185

Personal Products—0.1%
Estee Lauder Cos., Inc. (The) - Class A (b)	6,446	607,922

Professional Services—0.1%
Equifax, Inc. (b)	10,791	1,233,303

Real Estate Investment Trusts—0.9%
Communications Sales & Leasing, Inc.	28,151	626,360
CubeSmart (b)	38,077	1,267,964
CyrusOne, Inc. (b)	34,216	1,561,960
Digital Realty Trust, Inc. (b)	15,807	1,398,762
DuPont Fabros Technology, Inc. (b)	29,108	1,179,747
Equinix, Inc. (b)	4,066	1,344,667
Extra Space Storage, Inc.	6,912	645,996
Public Storage (b)	4,433	1,222,754
QTS Realty Trust, Inc. - Class A (b)	26,832	1,271,300

		10,519,510

Road & Rail—0.2%
Norfolk Southern Corp.	14,300	1,190,475
Ryder System, Inc. (b)	18,100	1,172,518

		2,362,993

Semiconductors & Semiconductor Equipment—0.2%
Applied Materials, Inc.	59,275	1,255,444
First Solar, Inc. (b) (h)	16,850	1,153,720

		2,409,164

Software—0.1%
Adobe Systems, Inc. (h)	12,978	1,217,336

MIST-184

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—0.4%
Burlington Stores, Inc. (b) (h)	22,200	$1,248,528
CST Brands, Inc. (b)	34,348	1,315,185
Home Depot, Inc. (The)	15,489	2,066,697

		4,630,410

Textiles, Apparel & Luxury Goods—0.4%
Carter’s, Inc.	11,648	1,227,466
Columbia Sportswear Co. (b)	20,150	1,210,814
Deckers Outdoor Corp. (b) (h)	10,021	600,358
Kering	9,949	1,773,972

		4,812,610

Tobacco—0.2%
Altria Group, Inc.	18,736	1,173,998
Reynolds American, Inc. (b)	23,270	1,170,713

		2,344,711

Trading Companies & Distributors—0.3%
Beacon Roofing Supply, Inc. (b) (h)	28,330	1,161,814
Fastenal Co. (b)	27,293	1,337,357
MSC Industrial Direct Co., Inc. - Class A (b)	16,475	1,257,207

		3,756,378

Water Utilities—0.3%
American Water Works Co., Inc. (b)	17,091	1,178,083
Aqua America, Inc. (b)	60,505	1,925,269

		3,103,352

Wireless Telecommunication Services—0.1%
T-Mobile U.S., Inc. (h)	31,893	1,221,502

Total Common Stocks (Cost $134,748,888)		143,291,083

Mortgage-Backed Securities—3.1%

Commercial Mortgage-Backed Securities—3.1%
Banc of America Commercial Mortgage Trust 3.167%, 09/15/48	447,000	315,689
Barclays Commercial Mortgage Trust 3.375%, 03/12/36 (144A)	575,000	578,781
BB-UBS Trust 4.026%, 11/05/36 (144A) (c)	2,775,000	2,647,643
Citigroup Commercial Mortgage Trust 4.345%, 10/10/47	875,000	908,663
4.533%, 10/10/47 (c)	1,900,000	1,771,145
4.625%, 01/14/43 (144A) (c)	1,200,000	1,061,404
Commercial Mortgage Pass-Through Certificates Mortgage Trust 4.443%, 07/10/50 (c)	1,726,000	1,245,023
4.466%, 12/10/47 (c)	650,000	623,059
Commercial Mortgage Trust 0.044%, 12/10/47 (144A) (c) (i)	10,100,000	62,871

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Trust 0.114%, 11/10/47 (144A) (c) (i)	16,375,000	161,271
0.500%, 12/10/47 (144A) (c) (i)	4,850,000	169,065
1.285%, 11/10/47 (144A) (c) (i)	1,225,000	113,377
4.507%, 11/10/47 (c)	1,250,000	1,235,316
4.612%, 09/10/47 (c)	970,000	962,619
Commercial WWP Mortgage Trust 3.898%, 03/10/31 (144A)	1,800,000	1,735,138
Credit Suisse Commercial Mortgage Trust 4.373%, 09/15/37 (144A)	2,300,000	1,892,946
Great Wolf Trust 7.424%, 05/15/32 (144A) (c)	3,000,000	2,730,377
GS Mortgage Securities Trust 4.511%, 11/10/47 (144A) (c)	1,900,000	1,459,017
Impact Funding LLC 0.342%, 08/25/47 (144A) (c) (i)	3,100,000	134,044
6.000%, 01/25/51 (144A) (c)	1,175,000	1,292,394
6.371%, 01/25/51 (144A) (c)	1,125,000	1,231,864
JPMBB Commercial Mortgage Securities Trust 0.311%, 11/15/47 (c) (i)	9,300,000	231,169
0.476%, 01/15/48 (c) (i)	8,125,000	290,673
0.500%, 01/15/48 (144A) (c) (i)	6,475,000	221,850
3.926%, 01/15/48 (144A) (c)	1,825,000	1,340,909
4.619%, 08/15/48 (c)	1,983,000	1,823,280
JPMorgan Chase Commercial Mortgage Securities Trust 3.805%, 06/10/27 (144A) (c)	1,200,000	1,175,182
4.386%, 01/15/32 (144A) (c)	1,700,000	1,628,534
Morgan Stanley Bank of America Merrill Lynch Trust 0.441%, 12/15/47 (144A) (c) (i)	13,150,000	467,141
0.602%, 12/15/46 (144A) (i)	6,175,000	264,395
3.989%, 12/15/46 (144A)	1,200,000	1,255,094
4.071%, 05/15/46 (c)	850,000	845,429
4.081%, 07/15/46 (c)	725,000	715,127
4.384%, 12/15/46 (144A)	2,500,000	2,576,060
4.750%, 12/15/46 (144A)	1,150,000	1,109,215
Wells Fargo Commercial Mortgage Trust 0.395%, 12/15/47 (c) (i)	10,125,000	314,314
WFCG Commercial Mortgage Trust 3.577%, 11/15/29 (144A) (c)	878,146	869,735

Total Mortgage-Backed Securities (Cost $39,529,593)		37,459,813

Foreign Government—2.3%

Municipal—0.1%
City of Buenos Aires Argentina 8.950%, 02/19/21 (144A)	1,200,000	1,287,000

Regional Government—0.1%
Provincia de Buenos Aires 9.125%, 03/16/24 (144A)	700,000	719,600

MIST-185

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*/ Shares	Value

Sovereign—2.1%
Angolan Goverment International Bond 9.500%, 11/12/25 (144A)	1,300,000	$1,183,000
Argentina Bonar Bond 8.750%, 05/07/24	3,000,000	3,246,000
Bermuda Government International Bonds 4.138%, 01/03/23 (144A)	2,000,000	2,020,000
4.854%, 02/06/24 (144A)	1,425,000	1,494,540
Brazilian Government International Bond 6.000%, 04/07/26 (b)	2,700,000	2,740,500
Commonwealth of the Bahamas 5.750%, 01/16/24 (144A)	1,500,000	1,541,250
Dominican Republic International Bond 6.850%, 01/27/45 (144A)	3,100,000	3,069,000
Ethiopia International Bond 6.625%, 12/11/24 (144A)	1,885,000	1,734,200
Government of the Cayman Islands 5.950%, 11/24/19 (144A)	800,000	896,000
Jamaica Government International Bonds 6.750%, 04/28/28	2,100,000	2,152,500
7.625%, 07/09/25 (b)	1,250,000	1,384,375
Panama Government International Bond 3.875%, 03/17/28	1,300,000	1,313,000
Paraguay Government International Bonds 4.625%, 01/25/23 (144A)	1,000,000	1,010,000
5.000%, 04/15/26 (144A)	650,000	653,250
Sri Lanka Government International Bond 6.250%, 07/27/21 (144A)	1,250,000	1,219,227

		25,656,842

Total Foreign Government (Cost $27,693,551)		27,663,442

Convertible Preferred Stocks—2.1%

Commercial Services & Supplies—0.5%
Stericycle, Inc. 5.250%, 09/15/18	66,600	6,190,470

Diversified Financial Services—0.1%
AMG Capital Trust II 5.150%, 10/15/37 (b)	12,627	681,858

Electric Utilities—0.3%
NextEra Energy, Inc. 6.371%, 09/01/18 (b)	50,000	3,052,500

Food Products—0.5%
Post Holdings, Inc. 5.250%, 06/01/17	25,700	3,251,821
Tyson Foods, Inc. 4.750%, 07/15/17	35,450	2,640,316

		5,892,137

Multi-Utilities—0.2%
Dominion Resources, Inc. 6.000%, 07/01/16	50,000	2,911,500

Oil, Gas & Consumable Fuels—0.2%
Hess Corp. 8.000%, 02/01/19	18,100	1,220,302
WPX Energy, Inc. 6.250%, 07/31/18	46,750	1,649,808

		2,870,110

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc. 5.500%, 12/15/17	44,800	2,965,760

Total Convertible Preferred Stocks (Cost $23,218,285)		24,564,335

Convertible Bonds—1.5%

Computers—0.2%
Electronics For Imaging, Inc. 0.750%, 09/01/19	1,700,000	1,768,000

Internet—0.3%
Ctrip.com International, Ltd. 1.250%, 10/15/18	1,075,000	1,380,031
FireEye, Inc. 1.625%, 06/01/35 (144A)	1,500,000	1,219,688
MercadoLibre, Inc. 2.250%, 07/01/19	1,075,000	1,207,359

		3,807,078

Mining—0.1%
Stillwater Mining Co. 1.750%, 10/15/32	1,380,000	1,474,013

Pharmaceuticals—0.2%
ALZA Corp. Zero Coupon, 07/28/20	1,240,000	1,841,400

Retail—0.2%
Restoration Hardware Holdings, Inc. Zero Coupon, 07/15/20 (144A)	3,450,000	2,546,531

Semiconductors—0.5%
Inphi Corp. 1.125%, 12/01/20 (144A)	1,100,000	1,188,000
NVIDIA Corp. 1.000%, 12/01/18	1,207,000	2,153,741
Xilinx, Inc. 2.625%, 06/15/17	1,600,000	2,630,000

		5,971,741

Total Convertible Bonds (Cost $16,482,749)		17,408,763

MIST-186

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (j)—0.4%

Security Description	Principal Amount*/ Shares	Value

Entertainment—0.2%
Cowlitz Tribal Gaming Authority Term Loan, 11.500%, 12/04/21 (g)	2,225,000	$2,091,500

Lodging—0.1%
Caesars Entertainment Resort Properties LLC Term Loan B, 7.000%, 10/11/20	1,318,257	1,223,343

Packaging & Containers—0.1%
Crown Americas LLC Delayed Draw Term Loan, 2.183%, 12/19/18	1,696,938	1,692,695

Total Floating Rate Loans (Cost $4,779,589)		5,007,538

Short-Term Investments—13.7%

Mutual Fund—12.7%
State Street Navigator Securities Lending MET Portfolio (k)	151,485,913	151,485,913

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $11,479,334 on 04/01/16, collateralized by $11,495,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $11,710,531.	11,479,324	11,479,324

Total Short-Term Investments (Cost $162,965,237)		162,965,237

Total Investments—109.3% (Cost $1,307,614,010) (l)		1,304,412,760
Other assets and liabilities (net)—(9.3)%		(110,524,120)

Net Assets—100.0%		$1,193,888,640

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $8,197,103, which is 0.7% of net assets. See details shown in the Restricted Securities table that follows.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $196,170,412 and the collateral received consisted of cash in the amount of $151,485,913 and non-cash collateral with a value of $52,835,216. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent less than 0.05% of net assets.
(g)	Illiquid security. As of March 31, 2016, these securities represent 0.2% of net assets.
(h)	Non-income producing security.
(i)	Interest only security.
(j)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(k)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(l)	As of March 31, 2016, the aggregate cost of investments was $1,307,614,010. The aggregate unrealized appreciation and depreciation of investments were $41,317,921 and $(44,519,171), respectively, resulting in net unrealized depreciation of $(3,201,250).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $398,611,290, which is 33.4% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro
(GBP)—	British Pound

MIST-187

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Air Canada Pass-Through Trust, 4.125%, 12/15/27	12/01/15	$1,108,000	$1,108,000	$1,108,000
IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 05/01/21	04/14/11	2,500,000	2,499,195	2,715,028
Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19	05/30/12	1,490,000	1,553,225	1,534,700
Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp., 6.375%, 06/01/21	05/16/13 - 07/11/13	2,950,000	2,952,880	2,839,375

				$8,197,103

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	06/30/16	916	USD	110,887,706	$98,575

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/21/16	(113)	USD	(18,442,270)	(139,167)
U.S. Treasury Note 10 Year Futures	06/21/16	(2,241)	USD	(291,613,689)	(591,702)

Net Unrealized Depreciation					$(632,294)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$727,650	$—	$727,650
Aerospace/Defense	—	10,133,872	—	10,133,872
Agriculture	—	2,386,882	—	2,386,882
Airlines	—	2,404,260	—	2,404,260
Apparel	—	2,440,312	—	2,440,312
Auto Manufacturers	—	4,425,588	—	4,425,588
Auto Parts & Equipment	—	6,286,800	—	6,286,800
Banks	—	67,333,049	—	67,333,049

MIST-188

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Beverages	$—	$24,005,718	$—	$24,005,718
Biotechnology	—	6,221,512	—	6,221,512
Building Materials	—	17,009,738	—	17,009,738
Chemicals	—	9,019,678	—	9,019,678
Commercial Services	—	18,100,631	—	18,100,631
Computers	—	1,875,505	—	1,875,505
Cosmetics/Personal Care	—	4,396,538	—	4,396,538
Diversified Financial Services	—	38,247,771	—	38,247,771
Electric	—	26,122,406	—	26,122,406
Electrical Components & Equipment	—	1,145,500	—	1,145,500
Electronics	—	2,791,895	—	2,791,895
Energy-Alternate Sources	—	1,503,003	—	1,503,003
Engineering & Construction	—	2,202,870	—	2,202,870
Entertainment	—	7,874,211	—	7,874,211
Environmental Control	—	1,366,666	—	1,366,666
Food	—	24,615,492	—	24,615,492
Forest Products & Paper	—	511,560	—	511,560
Gas	—	6,678,572	—	6,678,572
Hand/Machine Tools	—	916,320	—	916,320
Healthcare-Products	—	12,455,883	—	12,455,883
Healthcare-Services	—	44,934,541	—	44,934,541
Holding Companies-Diversified	—	5,650,485	—	5,650,485
Home Builders	—	14,090,900	—	14,090,900
Household Products/Wares	—	1,228,643	—	1,228,643
Housewares	—	6,704,301	—	6,704,301
Insurance	—	17,394,042	—	17,394,042
Internet	—	28,676,371	—	28,676,371
Iron/Steel	—	5,018,427	—	5,018,427
Leisure Time	—	6,531,250	—	6,531,250
Lodging	—	23,017,905	—	23,017,905
Machinery-Construction & Mining	—	1,243,688	—	1,243,688
Media	—	66,523,343	—	66,523,343
Mining	—	38,523,432	3	38,523,435
Miscellaneous Manufacturing	—	14,625,668	—	14,625,668
Municipal	—	1,023,000	—	1,023,000
Office/Business Equipment	—	2,276,300	—	2,276,300
Oil & Gas	—	79,684,561	—	79,684,561
Oil & Gas Services	—	4,953,128	—	4,953,128
Packaging & Containers	—	19,759,960	—	19,759,960
Pharmaceuticals	—	15,037,936	—	15,037,936
Pipelines	—	25,055,486	—	25,055,486
Real Estate	—	3,079,731	—	3,079,731
Real Estate Investment Trusts	—	17,053,793	—	17,053,793
Retail	—	41,480,067	—	41,480,067
Savings & Loans	—	—	600	600
Semiconductors	—	3,434,080	—	3,434,080
Shipbuilding	—	1,177,860	—	1,177,860
Software	—	20,008,214	—	20,008,214
Telecommunications	—	62,033,914	—	62,033,914
Textiles	—	1,402,980	—	1,402,980
Transportation	—	11,228,058	—	11,228,058
Total Corporate Bonds & Notes	—	886,051,946	603	886,052,549
Common Stocks
Aerospace & Defense	1,839,854	—	—	1,839,854
Air Freight & Logistics	1,202,303	—	—	1,202,303
Banks	986,152	—	—	986,152
Beverages	5,644,306	—	—	5,644,306
Building Products	1,355,922	—	—	1,355,922

MIST-189

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Capital Markets	$508,635	$—	$—	$508,635
Chemicals	4,296,898	—	—	4,296,898
Construction & Engineering	3,370,662	—	—	3,370,662
Construction Materials	3,087,571	—	—	3,087,571
Containers & Packaging	2,426,723	—	—	2,426,723
Distributors	3,079,701	—	—	3,079,701
Diversified Financial Services	2,471,064	—	—	2,471,064
Electric Utilities	1,178,522	—	—	1,178,522
Electrical Equipment	1,239,439	—	—	1,239,439
Electronic Equipment, Instruments & Components	1,767,944	—	—	1,767,944
Food & Staples Retailing	3,478,493	—	—	3,478,493
Food Products	4,968,745	—	—	4,968,745
Health Care Equipment & Supplies	9,928,308	—	—	9,928,308
Hotels, Restaurants & Leisure	16,359,133	—	—	16,359,133
Household Products	2,502,699	—	—	2,502,699
Insurance	2,558,468	—	—	2,558,468
Internet & Catalog Retail	2,489,187	—	—	2,489,187
Internet Software & Services	4,365,118	—	—	4,365,118
IT Services	2,699,181	—	—	2,699,181
Leisure Products	1,192,321	—	—	1,192,321
Life Sciences Tools & Services	1,221,497	—	—	1,221,497
Machinery	3,598,745	—	—	3,598,745
Media	1,176,462	—	227,179	1,403,641
Metals & Mining	2,456,534	—	42,592	2,499,126
Multi-Utilities	1,276,899	—	—	1,276,899
Oil, Gas & Consumable Fuels	9,939,450	—	—	9,939,450
Paper & Forest Products	—	135,185	—	135,185
Personal Products	607,922	—	—	607,922
Professional Services	1,233,303	—	—	1,233,303
Real Estate Investment Trusts	10,519,510	—	—	10,519,510
Road & Rail	2,362,993	—	—	2,362,993
Semiconductors & Semiconductor Equipment	2,409,164	—	—	2,409,164
Software	1,217,336	—	—	1,217,336
Specialty Retail	4,630,410	—	—	4,630,410
Textiles, Apparel & Luxury Goods	3,038,638	1,773,972	—	4,812,610
Tobacco	2,344,711	—	—	2,344,711
Trading Companies & Distributors	3,756,378	—	—	3,756,378
Water Utilities	3,103,352	—	—	3,103,352
Wireless Telecommunication Services	1,221,502	—	—	1,221,502
Total Common Stocks	141,112,155	1,909,157	269,771	143,291,083
Total Mortgage-Backed Securities*	—	37,459,813	—	37,459,813
Total Foreign Government*	—	27,663,442	—	27,663,442
Total Convertible Preferred Stocks*	24,564,335	—	—	24,564,335
Total Convertible Bonds*	—	17,408,763	—	17,408,763
Total Floating Rate Loans*	—	5,007,538	—	5,007,538
Short-Term Investments
Mutual Fund	151,485,913	—	—	151,485,913
Repurchase Agreement	—	11,479,324	—	11,479,324
Total Short-Term Investments	151,485,913	11,479,324	—	162,965,237
Total Investments	$317,162,403	$986,979,983	$270,374	$1,304,412,760

Collateral for Securities Loaned (Liability)	$—	$(151,485,913)	$—	$(151,485,913)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$98,575	$—	$—	$98,575
Futures Contracts (Unrealized Depreciation)	(730,869)	—	—	(730,869)
Total Futures Contracts	$(632,294)	$—	$—	$(632,294)

*	See Schedule of Investments for additional detailed categorizations.

MIST-190

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation	Balance as of March 31, 2016	Change in Unrealized Appreciation from Investments Still Held at March 31, 2016
Corporate Bonds & Notes
Mining	$3	$0	$3	$0
Saving & Loans	600	0	600	0
Common Stocks
Media	227,179	0	227,179	0
Metals & Mining	0	42,592	42,592	42,592

Total	$227,782	$42,592	$270,374	$42,592

MIST-191

Met Investors Series Trust

Met/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—94.5% of Net Assets

Security Description	Shares	Value

Australia—0.6%
BHP Billiton plc	761,000	$8,527,192

Brazil—9.9%
Banco Bradesco S.A. (ADR)	4,820,864	35,915,437
BRF S.A.	1,131,468	16,146,072
Lojas Renner S.A.	3,627,000	20,971,265
Multiplan Empreendimentos Imobiliarios S.A.	1,164,900	17,397,447
Ultrapar Participacoes S.A.	1,803,000	34,995,445
Vale S.A. (ADR) (a)	3,489,077	14,689,014

		140,114,680

Chile—1.2%
Banco Santander Chile (ADR)	892,000	17,260,200

China—4.3%
China Mobile, Ltd.	3,889,000	43,327,862
PetroChina Co., Ltd. - Class H	27,854,000	18,443,184

		61,771,046

Hong Kong—8.2%
AIA Group, Ltd.	8,638,000	48,984,919
Hang Lung Group, Ltd.	6,621,000	18,956,650
Hang Lung Properties, Ltd.	5,238,000	10,019,460
Hong Kong Exchanges and Clearing, Ltd.	508,000	12,227,194
Swire Pacific, Ltd. - Class B	13,511,500	26,345,531

		116,533,754

Hungary—1.2%
Richter Gedeon Nyrt	840,000	16,711,491

India—16.4%
Hero MotoCorp, Ltd.	509,000	22,592,913
Hindustan Unilever, Ltd.	1,686,000	22,216,304
Housing Development Finance Corp., Ltd.	2,389,000	39,878,467
ICICI Bank, Ltd.	8,316,000	29,832,758
Infosys, Ltd.	2,169,000	39,949,696
ITC, Ltd.	7,127,000	35,240,118
UltraTech Cement, Ltd.	866,063	42,293,274

		232,003,530

Indonesia—5.0%
Astra International Tbk PT	94,150,000	51,454,537
Indocement Tunggal Prakarsa Tbk PT	12,741,800	18,946,093

		70,400,630

Luxembourg—1.6%
Tenaris S.A. (ADR)	910,000	22,531,600

Malaysia—2.2%
CIMB Group Holdings Bhd	8,991,000	11,174,614
Public Bank Bhd	4,115,000	19,807,094

		30,981,708

Mexico—7.8%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	461,000	$44,398,910
Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	145,000	21,774,650
Grupo Financiero Banorte S.A.B. de C.V. - Class O	7,792,708	44,161,453

		110,335,013

Philippines—4.1%
Ayala Land, Inc.	48,112,700	36,889,588
Bank of the Philippine Islands	11,247,370	21,250,369

		58,139,957

Poland—1.8%
Bank Pekao S.A.	593,000	26,163,328

Portugal—1.4%
Jeronimo Martins SGPS S.A. (a)	1,201,000	19,603,716

Russia—4.0%
Lukoil PJSC (ADR)	780,343	29,915,906
Magnit PJSC	177,606	27,730,698

		57,646,604

South Africa—4.0%
Massmart Holdings, Ltd. (a)	2,190,000	18,753,271
MTN Group, Ltd. (a)	1,615,000	14,718,936
Truworths International, Ltd. (a)	3,443,000	22,828,540

		56,300,747

South Korea—1.0%
E-Mart, Inc.	91,000	13,933,451

Taiwan—4.8%
Taiwan Mobile Co., Ltd.	4,493,000	14,553,352
Taiwan Semiconductor Manufacturing Co., Ltd.	10,599,000	53,012,961

		67,566,313

Thailand—4.9%
Siam Cement PCL (The)	2,624,850	34,902,212
Siam Commercial Bank PCL (The)	8,591,000	34,432,376

		69,334,588

Turkey—5.5%
Akbank TAS (a)	9,419,000	26,797,988
BIM Birlesik Magazalar A/S	1,091,000	23,614,336
Turkiye Garanti Bankasi A/S	9,436,000	27,556,241

		77,968,565

United Kingdom—3.0%
SABMiller plc	386,000	23,452,774
Standard Chartered plc	2,802,557	18,858,615

		42,311,389

MIST-192

Met Investors Series Trust

Met/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—1.6%
Yum! Brands, Inc.	283,000	$23,163,550

Total Common Stocks (Cost $1,283,731,245)		1,339,303,052

Preferred Stock—4.5%

South Korea—4.5%
Samsung Electronics Co., Ltd. (Cost $60,534,564)	65,173	63,061,198

Short-Term Investments—4.4%

Mutual Fund—3.4%
State Street Navigator Securities Lending MET Portfolio (b)	47,993,824	47,993,824

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $14,455,168 on 04/01/16, collateralized by $14,475,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $14,746,406.	14,455,156	14,455,156

Total Short-Term Investments (Cost $62,448,980)		62,448,980

Total Investments—103.4% (Cost $1,406,714,789) (c)		1,464,813,230
Other assets and liabilities (net)—(3.4)%		(47,891,742)

Net Assets—100.0%		$1,416,921,488

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $49,139,670 and the collateral received consisted of cash in the amount of $47,993,824 and non-cash collateral with a value of $3,478,370. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(c)	As of March 31, 2016, the aggregate cost of investments was $1,406,714,789. The aggregate unrealized appreciation and depreciation of investments were $112,746,847 and $(54,648,406), respectively, resulting in net unrealized appreciation of $58,098,441.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2016 (Unaudited)	% of Net Assets
Banks	22.1
Real Estate Management & Development	7.7
Food & Staples Retailing	7.3
Construction Materials	6.8
Oil, Gas & Consumable Fuels	5.9
Automobiles	5.2
Wireless Telecommunication Services	5.1
Beverages	4.8
Technology Hardware, Storage & Peripherals	4.5
Semiconductors & Semiconductor Equipment	3.8

MIST-193

Met Investors Series Trust

Met/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$8,527,192	$—	$8,527,192
Brazil	140,114,680	—	—	140,114,680
Chile	17,260,200	—	—	17,260,200
China	—	61,771,046	—	61,771,046
Hong Kong	—	116,533,754	—	116,533,754
Hungary	—	16,711,491	—	16,711,491
India	—	232,003,530	—	232,003,530
Indonesia	—	70,400,630	—	70,400,630
Luxembourg	22,531,600	—	—	22,531,600
Malaysia	—	30,981,708	—	30,981,708
Mexico	110,335,013	—	—	110,335,013
Philippines	—	58,139,957	—	58,139,957
Poland	—	26,163,328	—	26,163,328
Portugal	—	19,603,716	—	19,603,716
Russia	31,495,368	26,151,236	—	57,646,604
South Africa	—	56,300,747	—	56,300,747
South Korea	—	13,933,451	—	13,933,451
Taiwan	—	67,566,313	—	67,566,313
Thailand	34,432,376	34,902,212	—	69,334,588
Turkey	—	77,968,565	—	77,968,565
United Kingdom	—	42,311,389	—	42,311,389
United States	23,163,550	—	—	23,163,550
Total Common Stocks	379,332,787	959,970,265	—	1,339,303,052
Total Preferred Stock*	—	63,061,198	—	63,061,198
Short-Term Investments
Mutual Fund	47,993,824	—	—	47,993,824
Repurchase Agreement	—	14,455,156	—	14,455,156
Total Short-Term Investments	47,993,824	14,455,156	—	62,448,980
Total Investments	$427,326,611	$1,037,486,619	$—	$1,464,813,230

Collateral for Securities Loaned (Liability)	$—	$(47,993,824)	$—	$(47,993,824)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $64,530,653 were due to the discontinuation of a systematic fair valuation model factor.

MIST-194

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—92.8% of Net Assets

Security Description	Shares	Value

Belgium—2.2%
Anheuser-Busch InBev S.A.	53,103	$6,619,901
Telenet Group Holding NV (a)	151,722	7,679,611
UCB S.A.	86,893	6,627,701

		20,927,213

Canada—1.3%
Canadian Pacific Railway, Ltd. (b)	90,885	12,059,531

China—2.2%
Baidu, Inc. (ADR) (a)	68,648	13,103,530
Tencent Holdings, Ltd.	362,200	7,403,531

		20,507,061

Denmark—0.2%
ISS A/S (144A)	41,429	1,658,833

France—8.0%
Danone S.A.	292,170	20,741,790
L’Oreal S.A.	55,762	9,966,123
LVMH Moet Hennessy Louis Vuitton SE	44,756	7,655,014
Orange S.A. (144A)	645,861	11,285,128
Pernod-Ricard S.A.	92,848	10,343,100
Zodiac Aerospace	810,978	16,200,109

		76,191,264

Germany—15.4%
Allianz SE	78,942	12,832,989
Bayer AG	389,832	45,814,528
Beiersdorf AG	175,465	15,835,289
Deutsche Boerse AG	284,013	24,234,974
Linde AG	153,928	22,421,464
Vonovia SE	345,722	12,438,965
Wirecard AG (b)	351,731	13,327,200

		146,905,409

Hong Kong—3.1%
AIA Group, Ltd.	5,283,372	29,961,281

Ireland—0.8%
Allegion plc	13,416	854,733
Allergan plc (a)	26,795	7,181,864

		8,036,597

Italy—0.6%
Mediaset S.p.A.	1,462,530	6,017,495

Japan—10.4%
Japan Tobacco, Inc.	844,492	35,108,909
NGK Insulators, Ltd.	607,000	11,174,246
NTT DoCoMo, Inc. (b)	601,192	13,607,000
Olympus Corp.	426,700	16,578,065
Ono Pharmaceutical Co., Ltd. (b)	288,500	12,208,133
Toyota Motor Corp.	204,900	10,806,095

		99,482,448

Mexico—1.0%
Grupo Televisa S.A.B. (ADR)	348,544	$9,571,018

South Korea—0.0%
Orion Corp.	115	91,882

Spain—1.5%
Grifols S.A.	275,396	6,114,312
Grifols S.A. (ADR)	524,378	8,112,128

		14,226,440

Sweden—1.0%
Swedbank AB - A Shares	430,626	9,225,596

Switzerland—9.9%
Actelion, Ltd. (a)	109,923	16,387,344
Nestle S.A.	549,269	41,015,831
Roche Holding AG	66,604	16,343,521
Syngenta AG	49,751	20,621,807

		94,368,503

Taiwan—1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,184,000	10,923,701

United Kingdom—24.3%
Aon plc	228,005	23,815,122
Babcock International Group plc	346,213	4,719,213
British American Tobacco plc	140,500	8,228,029
BT Group plc	1,055,388	6,647,199
Carnival plc	113,741	6,133,236
Croda International plc	93,062	4,052,596
Delphi Automotive plc (b)	267,745	20,086,230
Diageo plc	165,183	4,457,755
Imperial Brands plc	286,558	15,863,953
InterContinental Hotels Group plc	251,204	10,310,718
International Consolidated Airlines Group S.A.	1,880,433	14,882,720
Johnson Matthey plc	235,517	9,253,658
Liberty Global plc - Class A (a) (b)	479,460	18,459,210
Liberty Global plc - Class C (a) (b)	732,955	27,529,790
Lloyds Banking Group plc	14,313,871	13,893,433
Unilever plc	464,468	20,973,182
Worldpay Group plc (144A) (a)	1,798,876	7,076,396
WPP plc	645,577	15,044,347

		231,426,787

United States—9.8%
Autoliv, Inc. (b)	62,742	7,444,427
Cognizant Technology Solutions Corp. - Class A (a)	381,633	23,928,389
Medtronic plc (b)	627,739	47,080,425
Royal Caribbean Cruises, Ltd. (b)	85,716	7,041,569
WABCO Holdings, Inc. (a)	72,889	7,793,292

		93,288,102

Total Common Stocks (Cost $904,349,395)		884,869,161

MIST-195

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Equity Linked Security—1.3%

Security Description	Shares/ Principal Amount*	Value

Ireland—1.3%
Ryanair Holdings plc (HSBC Bank plc), 10/29/18 (c) (Cost $8,307,233)	791,045	$12,722,797

Preferred Stock—0.9%

Germany—0.9%
Henkel AG & Co. KGaA (Cost $8,963,150)	80,787	8,903,135

Short-Term Investments—11.1%

Mutual Fund—5.8%
State Street Navigator Securities Lending MET Portfolio (d)	55,212,852	55,212,852

Repurchase Agreement—5.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $50,495,663 on 04/01/16, collateralized by $50,935,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $51,508,019.	50,495,621	50,495,621

Total Short-Term Investments (Cost $105,708,473)		105,708,473

Total Investments—106.1% (Cost $1,027,328,251) (e)		1,012,203,566
Other assets and liabilities (net)—(6.1)%		(58,002,142)

Net Assets—100.0%		$954,201,424

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $53,498,309 and the collateral received consisted of cash in the amount of $55,212,852. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(e)	As of March 31, 2016, the aggregate cost of investments was $1,027,328,251. The aggregate unrealized appreciation and depreciation of investments were $41,824,471 and $(56,949,156), respectively, resulting in net unrealized depreciation of $(15,124,685).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $20,020,357, which is 2.1% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2016 (Unaudited)	% of Net Assets
Pharmaceuticals	9.2
Media	8.8
Insurance	7.0
Health Care Equipment & Supplies	6.7
Food Products	6.5
Tobacco	6.2
Chemicals	5.9
Personal Products	4.9
IT Services	4.7
Banks	3.8

MIST-196

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$20,927,213	$—	$20,927,213
Canada	12,059,531	—	—	12,059,531
China	13,103,530	7,403,531	—	20,507,061
Denmark	—	1,658,833	—	1,658,833
France	—	76,191,264	—	76,191,264
Germany	—	146,905,409	—	146,905,409
Hong Kong	—	29,961,281	—	29,961,281
Ireland	8,036,597	—	—	8,036,597
Italy	—	6,017,495	—	6,017,495
Japan	—	99,482,448	—	99,482,448
Mexico	9,571,018	—	—	9,571,018
South Korea	—	91,882	—	91,882
Spain	8,112,128	6,114,312	—	14,226,440
Sweden	—	9,225,596	—	9,225,596
Switzerland	—	94,368,503	—	94,368,503
Taiwan	—	10,923,701	—	10,923,701
United Kingdom	89,890,352	141,536,435	—	231,426,787
United States	85,843,675	7,444,427	—	93,288,102
Total Common Stocks	226,616,831	658,252,330	—	884,869,161
Total Equity Linked Security*	—	12,722,797	—	12,722,797
Total Preferred Stock*	—	8,903,135	—	8,903,135
Short-Term Investments
Mutual Fund	55,212,852	—	—	55,212,852
Repurchase Agreement	—	50,495,621	—	50,495,621
Total Short-Term Investments	55,212,852	50,495,621	—	105,708,473
Total Investments	$281,829,683	$730,373,883	$—	$1,012,203,566

Collateral for Securities Loaned (Liability)	$—	$(55,212,852)	$—	$(55,212,852)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $13,184,185 were due to the application of a systematic fair valuation model factor.

MIST-197

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (a)—95.6% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.4%
inVentiv Health, Inc. Incremental Term Loan B3, 7.750%, 05/15/18	1,543,450	$1,539,592
Term Loan B4, 7.750%, 05/15/18	1,681,243	1,679,142

		3,218,734

Aerospace/Defense—2.2%
BE Aerospace, Inc. Term Loan B, 4.000%, 12/16/21	938,182	942,164
Flying Fortress, Inc. Term Loan, 3.500%, 04/30/20	2,729,167	2,729,167
Silver II U.S. Holdings LLC Term Loan, 4.000%, 12/13/19	5,335,643	4,672,023
TransDigm, Inc. Term Loan C, 3.750%, 02/28/20	7,670,925	7,588,048
Term Loan D, 3.750%, 06/04/21	1,768,500	1,750,815

		17,682,217

Auto Components—1.1%
CS Intermediate Holdco 2 LLC Term Loan B, 4.000%, 04/04/21	1,011,925	1,005,285
Dayco Products LLC Term Loan B, 5.250%, 12/12/19	984,925	955,377
Federal-Mogul Holdings Corp. Term Loan C, 4.750%, 04/15/21	4,235,500	3,850,777
MPG Holdco I, Inc. Term Loan B, 3.750%, 10/20/21	2,580,768	2,551,734
Visteon Corp. Delayed Draw Term Loan B, 3.500%, 04/09/21	685,417	683,275

		9,046,448

Auto Manufacturers—0.7%
FCA U.S. LLC Term Loan B, 3.250%, 12/31/18	2,460,873	2,460,258
Term Loan B, 3.500%, 05/24/17	2,764,452	2,767,158

		5,227,416

Auto Parts & Equipment—1.0%
Affinia Group Intermediate Holdings, Inc. Term Loan B2, 4.750%, 04/27/20	365,896	366,116
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 3.750%, 04/30/19	3,650,000	3,657,986
Horizon Global Corp. Term Loan B, 7.000%, 06/30/21	481,250	463,203
Schaeffler AG Term Loan B, 4.250%, 05/15/20	346,923	348,441
TI Group Automotive Systems LLC Term Loan, 4.500%, 06/30/22	1,691,500	1,680,928
Tower Automotive Holdings USA LLC Term Loan, 4.000%, 04/23/20	1,255,152	1,248,876

		7,765,550

Beverages—0.2%
Flavors Holdings, Inc. 1st Lien Term Loan, 6.750%, 04/03/20	740,000	666,000
Maple Holdings Acquisition Corp. Term Loan B, 5.250%, 03/03/23	994,000	998,763

		1,664,763

Biotechnology—0.1%
AMAG Pharmaceuticals, Inc. 1st Lien Term Loan, 4.750%, 08/13/21	1,048,125	1,035,023

Building Materials—0.5%
CPG International, Inc. Term Loan, 4.750%, 09/30/20	959,375	940,187
GCP Applied Technologies, Inc. Term Loan B, 5.250%, 02/03/22	550,000	552,062
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.000%, 09/28/20	945,346	941,506
Summit Materials Cos. I LLC Term Loan B, 4.000%, 07/17/22	620,313	616,436
Tank Holding Corp. Term Loan, 5.250%, 03/16/22	722,842	681,279

		3,731,470

Capital Markets—1.4%
Armor Holding II LLC 1st Lien Term Loan, 5.750%, 06/26/20	2,126,802	2,079,835
Corporate Capital Trust, Inc. Term Loan B, 4.000%, 05/20/19	1,152,061	1,135,472
Guggenheim Partners LLC Term Loan, 4.250%, 07/22/20	1,713,873	1,713,159
Medley LLC Term Loan, 6.500%, 06/15/19 (b) (c)	496,591	506,125
NXT Capital, Inc. 6.250%, 09/04/18	790,634	790,634
Term Loan B, 6.250%, 09/04/18	731,250	731,250
RCS Capital Corp. 1st Lien Term Loan, 0.000%, 04/29/19 (d)	3,176,667	2,096,601
Delayed Draw Term Loan, 8.000%, 08/08/16	825,000	820,875
Salient Partners L.P. Term Loan, 7.500%, 05/19/21	786,000	762,420
Sheridan Investment Partners II L.P. Term Loan A, 4.250%, 12/16/20	99,901	42,458
Term Loan B, 4.250%, 12/16/20	718,155	305,216
Term Loan M, 4.250%, 12/16/20	37,257	15,834

		10,999,879

Chemicals—5.8%
Allnex (Luxembourg) & Cy SCA Term Loan B1, 4.500%, 10/03/19	913,575	909,007
Allnex USA, Inc. Term Loan B2, 4.500%, 10/03/19	474,010	471,640
Aruba Investments, Inc. Term Loan B, 4.500%, 02/02/22	299,231	293,247

MIST-198

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Axalta Coating Systems U.S. Holdings, Inc. Term Loan, 3.750%, 02/01/20	4,449,856	$4,427,260
Chemours Co. (The) Term Loan B, 3.750%, 05/12/22	3,721,875	3,548,964
ECO Services Operations LLC Term Loan B, 4.750%, 12/01/21	395,000	385,125
Emerald Performance Materials LLC 1st Lien Term Loan, 4.500%, 08/01/21	483,409	476,158
Flint Group GmbH Term Loan C, 4.500%, 09/07/21	139,733	137,287
Flint Group U.S. LLC 1st Lien Term Loan B2, 4.500%, 09/07/21	845,267	824,136
Gemini HDPE LLC Term Loan B, 4.750%, 08/07/21	1,430,737	1,420,007
Huntsman International LLC Incremental Term Loan, 3.750%, 10/01/21	2,024,375	2,012,988
Term Loan B, 03/23/23 (e)	525,000	523,687
Ineos U.S. Finance LLC Term Loan, 3.750%, 05/04/18	6,539,535	6,493,556
Term Loan, 4.250%, 03/31/22	692,996	684,442
Kraton Polymers LLC Term Loan B, 6.000%, 01/06/22	1,325,000	1,253,229
Kronos Worldwide, Inc. Term Loan, 4.000%, 02/18/20	318,500	287,181
MacDermid, Inc. 1st Lien Term Loan, 5.500%, 06/07/20	2,280,451	2,208,712
Term Loan B2, 5.500%, 06/07/20	592,500	573,753
Term Loan B3, 5.500%, 06/07/20	522,375	505,847
Minerals Technologies, Inc. Term Loan B1, 3.750%, 05/09/21	1,277,724	1,274,520
Omnova Solutions, Inc. Term Loan B1, 4.250%, 05/31/18	1,731,562	1,722,904
Orion Engineered Carbons GmbH Term Loan, 5.000%, 07/25/21	523,017	523,344
OXEA Finance LLC Term Loan B2, 4.250%, 01/15/20	2,126,063	2,075,568
PolyOne Corp. Term Loan B, 3.750%, 11/11/22	473,813	474,257
PQ Corp. Term Loan, 4.000%, 08/07/17	1,812,128	1,798,861
Sonneborn LLC Term Loan, 4.750%, 12/10/20	356,383	354,601
Sonneborn Refined Products B.V. Term Loan, 4.750%, 12/10/20	62,891	62,577
Tata Chemicals North America, Inc. Term Loan B, 3.750%, 08/07/20	1,042,144	1,026,512
Trinseo Materials Operating SCA Term Loan B, 4.250%, 11/05/21	1,315,063	1,310,679
Tronox Pigments (Netherlands) B.V. Term Loan, 4.500%, 03/19/20	4,446,652	4,148,357
Unifrax Corp. Term Loan, 4.250%, 11/28/18	219,289	198,456
Univar, Inc. Term Loan, 4.250%, 07/01/22	3,258,625	3,217,214

Chemicals—(Continued)
VAT Lux III S.a.r.l. Term Loan, 4.250%, 02/11/21	1,424,711	1,396,216

		47,020,292

Coal—0.5%
Alpha Natural Resources LLC Term Loan, 10.000%, 02/06/17	425,000	403,750
Term Loan B, 3.500%, 05/22/20	2,712,563	892,886
Arch Coal, Inc. Delayed Draw Term Loan, 5.000%, 01/31/17 (f)	650,000	627,250
Term Loan B, 7.500%, 05/16/18	2,751,676	982,348
Murray Energy Corp. Term Loan B1, 7.000%, 04/16/17	297,273	188,769
Term Loan B2, 7.500%, 04/16/20	1,860,416	962,765

		4,057,768

Commercial Services—5.9%
Acosta Holdco, Inc. Term Loan, 4.250%, 09/26/21	3,800,381	3,729,123
Albany Molecular Research, Inc. Term Loan B, 5.750%, 07/16/21	696,500	694,759
BakerCorp International, Inc. Term Loan, 4.250%, 02/07/20	601,373	542,739
Brickman Group, Ltd. LLC 1st Lien Term Loan, 4.000%, 12/18/20	879,789	866,592
Bright Horizons Family Solutions, Inc. Term Loan B, 3.750%, 01/30/20	1,454,887	1,455,190
Ceridian LLC Term Loan, 4.500%, 09/15/20	598,235	583,279
Education Management LLC Term Loan A, 5.500%, 07/02/20 (b) (c)	259,470	150,986
Term Loan B, 2.000%, 07/02/20 (b) (c)	461,826	26,186
Garda World Security Corp. Delayed Draw Term Loan, 4.000%, 11/06/20	719,835	693,291
Term Loan B, 4.000%, 11/06/20	3,384,523	3,259,719
Global Payments, Inc. Term Loan B, 03/23/23 (e)	650,000	654,672
Hertz Corp. (The) Term Loan B, 3.750%, 03/11/18	1,741,500	1,742,588
Term Loan B2, 3.000%, 03/11/18	2,471,560	2,461,906
IAP Worldwide Services, Inc. 2nd Lien Term Loan, 8.000%, 07/18/19 (b) (c)	337,183	269,746
Revolver, 07/18/18 (b) (c) (e)	248,024	230,067
IPC Corp. Term Loan B, 5.500%, 08/06/21	1,683,000	1,577,813
Jaguar Holding Co. II Term Loan B, 4.250%, 08/18/22	4,391,813	4,358,874
KAR Auction Services, Inc. Term Loan B2, 3.938%, 03/11/21	4,604,369	4,614,881
Laureate Education, Inc. Term Loan B, 5.000%, 06/15/18	3,694,780	3,205,222
Live Nation Entertainment, Inc. Term Loan B1, 3.500%, 08/16/20	2,655,530	2,661,062

MIST-199

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
McGraw-Hill Global Education Holdings LLC Term Loan B, 4.910%, 03/22/19	664,230	$661,532
Merrill Communications LLC Term Loan, 6.250%, 06/01/22	621,262	512,541
Monitronics International, Inc. Term Loan B, 4.250%, 03/23/18	957,254	907,397
Term Loan B1, 4.500%, 04/11/22	1,212,750	1,139,227
Rent-A-Center, Inc. Term Loan B, 3.750%, 03/19/21	473,000	453,784
ServiceMaster Co. Term Loan B, 4.250%, 07/01/21	2,388,625	2,391,611
SGS Cayman L.P. Term Loan B, 6.000%, 04/23/21	199,941	198,566
SunEdison Semiconductor B.V. 1st Lien Term Loan, 6.500%, 05/27/19	674,040	658,874
Truven Health Analytics, Inc. Term Loan B, 4.500%, 06/06/19	1,568,349	1,567,369
Weight Watchers International, Inc. Term Loan B2, 4.000%, 04/02/20	6,959,750	5,167,614

		47,437,210

Computers—0.8%
Dell, Inc. Term Loan C, 3.750%, 10/29/18	751,381	752,033
SkillSoft Corp. 1st Lien Term Loan, 5.750%, 04/28/21	2,216,250	1,787,776
Smart Technologies ULC Term Loan, 10.500%, 01/31/18 (b) (c)	503,906	500,278
TNS, Inc. 1st Lien Term Loan, 5.000%, 02/14/20	879,698	868,335
Western Digital Corp. Term Loan B, 03/16/23 (e)	2,725,000	2,696,047

		6,604,469

Construction Materials—0.2%
Fairmount Santrol, Inc. Term Loan B1, 4.125%, 03/15/17	390,000	264,225
Term Loan B2, 4.500%, 09/05/19	1,974,375	1,056,291
Headwaters, Inc. Term Loan B, 4.500%, 03/24/22	198,500	199,120

		1,519,636

Cosmetics/Personal Care—0.5%
Coty, Inc. Term Loan B, 3.750%, 10/27/22	825,000	825,687
Galleria Co. Term Loan B, 3.750%, 01/26/23	1,675,000	1,672,906
Revlon Consumer Products Corp. Term Loan, 4.000%, 10/08/19	1,131,911	1,132,266

		3,630,859

Distribution/Wholesale—0.2%
ABC Supply Co., Inc. Term Loan, 3.500%, 04/16/20	1,363,563	1,362,994

Distributors—0.0%
PFS Holding Corp. 1st Lien Term Loan, 4.500%, 01/31/21	245,000	218,050

Diversified Consumer Services—0.2%
Knowledge Universe Education LLC 1st Lien Term Loan, 6.000%, 07/28/22	1,119,375	1,109,581
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan, 4.250%, 05/14/22	297,750	291,050

		1,400,631

Diversified Financial Services—3.2%
AlixPartners LLP Term Loan B, 4.500%, 07/28/22	597,000	595,258
Altisource Solutions S.a.r.l. Term Loan B, 4.500%, 12/09/20	1,437,454	1,279,334
Astro AB Borrower, Inc. 1st Lien Term Loan, 5.500%, 04/30/22	322,563	319,942
Citco Funding LLC Term Loan, 4.250%, 06/29/18	2,389,982	2,389,982
Clipper Acquisitions Corp. Term Loan B, 3.000%, 02/06/20	1,478,206	1,456,920
Delos Finance S.a.r.l. Term Loan B, 3.500%, 03/06/21	2,675,000	2,685,031
Grosvenor Capital Management Holdings LLP Term Loan B, 3.750%, 01/04/21	3,870,953	3,812,889
Harbourvest Partners LLC Term Loan, 3.250%, 02/04/21	759,185	751,594
La Frontera Generation LLC Term Loan, 4.500%, 09/30/20	2,718,177	2,710,533
LPL Holdings, Inc. Extended Term Loan B, 4.250%, 03/29/21	3,377,223	3,275,907
MIP Delaware LLC Term Loan B1, 4.000%, 03/09/20	391,785	392,030
Nord Anglia Education Finance LLC Term Loan, 5.000%, 03/31/21	2,171,654	2,133,650
Ocwen Financial Corp. Term Loan, 5.500%, 02/15/18	646,597	636,090
PGX Holdings, Inc. 1st Lien Term Loan, 5.750%, 09/29/20	547,482	544,745
Walker & Dunlop, Inc. Term Loan B, 5.250%, 12/11/20	672,620	673,460
Walter Investment Management Corp. Term Loan, 4.750%, 12/19/20	2,148,888	1,877,591

		25,534,956

Electric—2.5%
Calpine Construction Finance Co. L.P. Term Loan B1, 3.000%, 05/03/20	996,813	979,368
Term Loan B2, 3.250%, 01/31/22	999,935	982,436
Calpine Corp. Delayed Draw Term Loan, 4.000%, 10/31/20	366,563	364,730
Term Loan B3, 4.000%, 10/09/19	772,000	769,427
Term Loan B5, 3.500%, 05/27/22	3,200,813	3,165,552
Dynegy Holdings, Inc. Term Loan B2, 4.000%, 04/23/20	3,962,169	3,907,690

MIST-200

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
EFS Cogen Holdings I LLC Term Loan B, 3.750%, 12/17/20	433,345	$427,928
Energy Future Intermediate Holding Co. LLC Term Loan, 4.250%, 12/19/16	1,725,000	1,725,359
Granite Acquisition, Inc. Term Loan B, 5.000%, 12/19/21	2,459,291	2,303,537
Term Loan C, 5.000%, 12/19/21	109,579	102,639
Invenergy Thermal Operating I LLC Term Loan B, 6.500%, 10/07/22	174,125	165,419
Longview Power LLC Term Loan B, 7.000%, 04/13/21	1,265,438	1,126,239
NRG Energy, Inc. Term Loan B, 2.750%, 07/02/18	3,955,054	3,923,227

		19,943,551

Electrical Components & Equipment—1.3%
Dell International LLC Term Loan B2, 4.000%, 04/29/20	5,979,813	5,978,694
Electrical Components International, Inc. Term Loan B, 5.750%, 05/28/21	837,609	831,327
Orbotech, Inc. Term Loan B, 5.000%, 08/06/20	321,042	320,240
Pelican Products, Inc. Term Loan, 5.250%, 04/10/20	1,557,706	1,399,989
Zebra Technologies Corp. Term Loan B, 4.750%, 10/27/21	1,888,352	1,900,583

		10,430,833

Electronics—1.6%
CDW LLC Term Loan, 3.250%, 04/29/20	3,226,008	3,220,462
CompuCom Systems, Inc. Term Loan B, 4.250%, 05/11/20	1,709,098	1,202,065
EIG Investors Corp. Term Loan, 6.230%, 11/09/19	4,823,600	4,584,431
Excelitas Technologies Corp. 1st Lien Term Loan, 6.000%, 10/31/20	1,808,736	1,614,297
Fender Musical Instruments Corp. Term Loan B, 5.750%, 04/03/19	250,563	248,320
Sensus USA, Inc. 1st Lien Term Loan, 4.500%, 05/09/17	2,037,026	2,029,388

		12,898,963

Energy Equipment & Services—0.3%
EnergySolutions LLC Term Loan, 6.750%, 05/29/20	797,179	741,376
Floatel International, Ltd. Term Loan B, 6.000%, 06/27/20	555,209	252,620
Seadrill Partners Finco LLC Term Loan B, 4.000%, 02/21/21	3,838,770	1,711,450

		2,705,446

Engineering & Construction—0.1%
Brock Holdings III, Inc. Term Loan B, 6.000%, 03/16/17	784,069	749,766

Entertainment—1.9%
Affinity Gaming LLC Term Loan B, 5.250%, 11/09/17	388,333	390,437
Amaya Holdings B.V. 1st Lien Term Loan, 5.000%, 08/01/21	4,845,213	4,484,245
CDS U.S. Intermediate Holdings, Inc. 1st Lien Term Loan, 5.000%, 07/08/22	422,875	404,551
National CineMedia LLC Term Loan, 3.190%, 11/26/19	500,000	499,166
Pinnacle Entertainment, Inc. Term Loan B2, 3.750%, 08/13/20	174,613	174,703
Scientific Games International, Inc. Term Loan B1, 6.000%, 10/18/20	3,470,125	3,375,418
Term Loan B2, 6.000%, 10/01/21	864,063	840,166
SeaWorld Parks & Entertainment, Inc. Term Loan B2, 3.000%, 05/14/20	2,899,647	2,823,531
Seminole Hard Rock Entertainment, Inc. Term Loan B, 3.500%, 05/14/20	267,438	265,432
WMG Acquisition Corp. Term Loan, 3.750%, 07/01/20	2,344,403	2,314,512

		15,572,161

Environmental Control—0.3%
Darling International, Inc. Term Loan B, 3.250%, 01/06/21	735,000	733,393
Tervita Corp. Term Loan, 6.250%, 05/15/18	1,522,176	1,263,406

		1,996,799

Food—5.0%
AdvancePierre Foods, Inc. Term Loan, 5.750%, 07/10/17	3,190,607	3,196,589
Albertson’s LLC Term Loan B2, 5.500%, 03/21/19	2,169,109	2,172,401
Term Loan B3, 5.125%, 08/25/19	3,063,750	3,066,486
Term Loan B4, 5.500%, 08/25/21	1,089,496	1,091,880
Aramark Services, Inc. Extended Synthetic LOC 2, 3.925%, 07/26/16	18,403	18,046
Extended Synthetic LOC 3, 3.925%, 07/26/16	19,097	18,816
Blue Buffalo Co., Ltd. Term Loan B3, 3.750%, 08/08/19	1,206,585	1,209,602
Centerplate, Inc. Term Loan A, 4.750%, 11/26/19	461,825	424,879
Charger OpCo B.V. Term Loan B1, 4.250%, 07/02/22	1,956,730	1,961,622
Clearwater Seafoods L.P. Term Loan B, 4.750%, 06/26/19	425,629	426,338
Del Monte Foods, Inc. 1st Lien Term Loan, 4.250%, 02/18/21	1,498,193	1,410,175
Dole Food Co., Inc. Term Loan B, 4.500%, 11/01/18	2,649,896	2,643,685
High Liner Foods, Inc. Term Loan B, 4.250%, 04/24/21	825,201	797,866

MIST-201

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
JBS USA LLC Incremental Term Loan, 3.750%, 09/18/20	1,560,000	$1,554,150
Term Loan, 3.750%, 05/25/18	4,960,810	4,945,308
Term Loan B, 4.000%, 10/30/22	673,313	671,068
NPC International, Inc. Term Loan B, 4.750%, 12/28/18	2,061,294	2,050,987
Pinnacle Foods Finance LLC Incremental Term Loan H, 3.000%, 04/29/20	682,500	682,785
Post Holdings, Inc. Incremental Term Loan, 3.750%, 06/02/21	259,944	260,892
Supervalu, Inc. Term Loan B, 4.500%, 03/21/19	7,070,266	6,938,681
U.S. Foods, Inc. Term Loan, 4.500%, 03/31/19	4,767,687	4,751,935

		40,294,191

Hand/Machine Tools—0.4%
Apex Tool Group LLC Term Loan B, 4.500%, 01/31/20	1,855,816	1,789,316
Milacron LLC Term Loan B, 4.500%, 09/28/20	1,155,479	1,149,702

		2,939,018

Healthcare-Products—3.0%
Alere, Inc. Term Loan B, 4.250%, 06/18/22	1,618,637	1,610,923
BSN Medical, Inc. Term Loan B1B, 4.000%, 08/28/19	544,144	538,702
CeramTec Acquisition Corp. Term Loan B2, 4.250%, 08/30/20	30,880	30,841
CHG Healthcare Services, Inc. Term Loan, 4.250%, 11/19/19	1,143,273	1,138,271
Convatec, Inc. Term Loan, 4.250%, 06/15/20	2,938,619	2,931,273
DJO Finance LLC Term Loan, 4.250%, 06/08/20	3,441,085	3,374,414
Faenza Acquisition GmbH Term Loan B1, 4.250%, 08/30/20	290,500	290,137
Term Loan B3, 4.250%, 08/30/20	88,525	88,414
Greatbatch, Ltd. Term Loan B, 5.250%, 10/27/22	925,000	925,434
Hill-Rom Holdings, Inc. Term Loan B, 3.500%, 09/08/22	1,328,813	1,331,858
Kinetic Concepts, Inc. Term Loan E1, 4.500%, 05/04/18	4,752,173	4,732,123
Mallinckrodt International Finance S.A. Incremental Term Loan B1, 3.500%, 03/19/21	1,108,125	1,079,037
Term Loan B, 3.250%, 03/19/21	1,641,500	1,589,909
New Millennium HoldCo, Inc. Term Loan, 7.500%, 12/21/20	1,078,986	1,031,780
Physio-Control International, Inc. 1st Lien Term Loan, 5.500%, 06/06/22	448,875	449,296
Sage Products Holdings III LLC Term Loan B, 4.250%, 12/13/19	1,036,740	1,036,740

Healthcare-Products—(Continued)
Sterigenics-Nordion Holdings LLC Term Loan B, 4.250%, 05/15/22	721,375	712,358
Tecomet, Inc. 1st Lien Term Loan, 5.750%, 12/05/21	1,086,250	1,021,075

		23,912,585

Healthcare-Services—6.2%
Acadia Healthcare Co., Inc. Term Loan B, 4.250%, 02/11/22	246,875	247,724
ADMI Corp. Term Loan B, 5.500%, 04/30/22	974,273	975,491
Alliance Healthcare Services, Inc. Term Loan B, 4.250%, 06/03/19	1,153,824	1,071,133
Ardent Legacy Acquisitions, Inc. Term Loan B, 6.500%, 08/04/21	497,500	498,744
ATI Holdings, Inc. Term Loan, 5.250%, 12/20/19	411,564	411,307
CareCore National LLC Term Loan B, 5.500%, 03/05/21	443,216	416,623
Community Health Systems, Inc. Term Loan F, 3.741%, 12/31/18	1,992,876	1,977,774
Term Loan G, 3.750%, 12/31/19	2,784,846	2,741,525
Term Loan H, 4.000%, 01/27/21	3,627,811	3,574,076
Concentra, Inc. 1st Lien Term Loan, 4.000%, 06/01/22	297,750	296,261
CPI Buyer LLC 1st Lien Term Loan, 5.500%, 08/18/21	1,009,627	966,718
DaVita HealthCare Partners, Inc. Term Loan B, 3.500%, 06/24/21	3,144,000	3,154,316
Emdeon Business Services LLC Term Loan B2, 3.750%, 11/02/18	2,365,838	2,358,445
Envision Healthcare Corp. Term Loan, 4.250%, 05/25/18	5,740,820	5,749,431
Iasis Healthcare LLC Term Loan B2, 4.500%, 05/03/18	1,494,751	1,489,146
IMS Health, Inc. Term Loan, 3.500%, 03/17/21	3,133,630	3,128,243
Kindred Healthcare, Inc. Term Loan, 4.250%, 04/09/21	1,596,563	1,554,653
LHP Hospital Group, Inc. Term Loan, 9.000%, 07/03/18	743,126	728,264
MMM Holdings, Inc. Term Loan, 9.750%, 12/12/17	1,174,829	734,268
MSO of Puerto Rico, Inc. Term Loan, 9.750%, 12/12/17	854,094	533,809
National Mentor Holdings, Inc. Term Loan B, 4.250%, 01/31/21	1,057,203	1,048,283
Onex Carestream Finance L.P. 1st Lien Term Loan, 5.000%, 06/07/19	4,233,420	3,947,664
Opal Acquisition, Inc. 1st Lien Term Loan, 5.000%, 11/27/20	3,227,032	2,831,721
Ortho-Clinical Diagnostics, Inc. Term Loan B, 4.750%, 06/30/21	3,004,250	2,771,421
Radnet Management, Inc. Term Loan B, 4.250%, 10/10/18	1,862,582	1,834,643

MIST-202

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
RCHP, Inc. 1st Lien Term Loan, 6.000%, 04/23/19	2,068,922	$2,070,215
Select Medical Corp. Term Loan B, 6.000%, 06/01/18	1,571,626	1,573,591
Steward Health Care System LLC Term Loan B, 6.750%, 04/12/20	1,312,875	1,266,924

		49,952,413

Home Furnishings—0.1%
Tempur-Pedic International, Inc. Term Loan B, 3.500%, 03/18/20	451,747	451,747

Hotels, Restaurants & Leisure—0.6%
1011778 B.C. Unlimited Liability Co. Term Loan B2, 3.750%, 12/10/21	4,693,828	4,695,786

Household Products/Wares—1.3%
KIK Custom Products, Inc. Term Loan B, 6.000%, 08/26/22	1,542,250	1,480,560
Libbey Glass, Inc. Term Loan B, 3.750%, 04/09/21	437,011	433,461
Prestige Brands, Inc. Term Loan B3, 3.500%, 09/03/21	702,469	704,006
Spectrum Brands, Inc. Term Loan, 3.500%, 06/23/22	1,873,258	1,882,040
Spin Holdco, Inc. Term Loan B, 4.250%, 11/14/19	3,097,727	3,026,092
Sun Products Corp. (The) Term Loan, 5.500%, 03/23/20	2,585,158	2,507,604
Zep, Inc. Term Loan, 5.500%, 06/27/22	347,375	344,661

		10,378,424

Industrial Conglomerates—0.2%
IG Investment Holdings LLC Term Loan B, 6.000%, 10/29/21	1,853,120	1,843,854

Insurance—2.6%
Alliant Holdings I, Inc. Term Loan B, 4.500%, 08/12/22	1,885,750	1,866,892
AmWINS Group LLC Term Loan, 5.250%, 09/06/19	1,041,382	1,044,420
AssuredPartners, Inc. 1st Lien Term Loan, 5.750%, 10/21/22	723,188	721,380
Asurion LLC 2nd Lien Term Loan, 8.500%, 03/03/21	1,575,000	1,478,531
Term Loan B1, 5.000%, 05/24/19	2,137,061	2,112,128
Term Loan B2, 4.250%, 07/08/20	916,750	887,529
Term Loan B4, 5.000%, 08/04/22	5,220,500	5,118,267
CGSC of Delaware Holding Corp. 1st Lien Term Loan, 5.000%, 04/16/20	461,938	458,280
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan, 5.000%, 12/10/19	1,323,851	963,101
Hub International, Ltd. Term Loan B, 4.000%, 10/02/20	2,803,413	2,734,028

Insurance—(Continued)
USI, Inc. Term Loan B, 4.250%, 12/27/19	3,564,226	3,515,218

		20,899,774

Internet—2.5%
Ancestry.com, Inc. Term Loan B, 5.000%, 08/17/22	1,517,375	1,515,478
Ascend Learning LLC Term Loan B, 5.500%, 07/31/19	1,862,187	1,858,308
Getty Images, Inc. Term Loan B, 4.750%, 10/18/19	6,516,210	4,892,586
Go Daddy Operating Co. LLC Term Loan B, 4.250%, 05/13/21	5,645,491	5,643,024
Match Group, Inc. Term Loan B1, 5.500%, 11/16/22	1,086,250	1,089,644
RP Crown Parent LLC Term Loan, 6.000%, 12/21/18	3,592,972	3,344,457
Sabre, Inc. Term Loan B, 4.000%, 02/19/19	1,136,813	1,138,944
SurveyMonkey, Inc. Term Loan B, 6.250%, 02/05/19	523,287	510,205

		19,992,646

Internet Software & Services—0.4%
Answers Corp. 1st Lien Term Loan, 6.250%, 10/03/21	1,110,938	745,717
Extreme Reach, Inc. 1st Lien Term Loan, 7.250%, 02/07/20	667,147	664,845
Sutherland Global Services, Inc. Term Loan B, 6.000%, 04/23/21	858,934	853,029
Travelport Finance (Luxembourg) S.a.r.l. Term Loan B, 5.750%, 09/02/21	1,183,200	1,184,235

		3,447,826

Leisure Products—0.1%
Steinway Musical Instruments, Inc. 1st Lien Term Loan, 4.750%, 09/19/19	977,581	943,366

Leisure Time—1.0%
Bombardier Recreational Products, Inc. Term Loan B, 3.750%, 01/30/19	3,149,143	3,115,403
ClubCorp Club Operations, Inc. Term Loan, 4.250%, 12/15/22	1,850,000	1,839,979
LTF Merger Sub, Inc. Term Loan B, 4.250%, 06/10/22	1,364,688	1,351,894
SRAM LLC Term Loan B, 4.010%, 04/10/20	1,666,976	1,365,878
Town Sports International, Inc. Term Loan B, 4.500%, 11/15/20	1,217,566	529,641

		8,202,795

Lodging—1.7%
Boyd Gaming Corp. Term Loan B, 4.000%, 08/14/20	383,299	383,778

MIST-203

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Caesars Entertainment Operating Co. Extended Term Loan B6, 0.000%, 03/01/17 (d)	1,358,460	$1,253,179
CityCenter Holdings LLC Term Loan B, 4.300%, 10/16/20	657,397	657,876
Four Seasons Holdings, Inc. 1st Lien Term Loan, 3.500%, 06/27/20	674,552	671,461
Golden Nugget, Inc. Delayed Draw Term Loan, 5.500%, 11/21/19	139,125	138,256
Term Loan B, 5.500%, 11/21/19	324,625	322,596
Hilton Worldwide Finance LLC Term Loan B2, 3.500%, 10/26/20	4,461,266	4,467,958
MGM Resorts International Term Loan B, 3.500%, 12/20/19	2,418,750	2,416,735
Playa Resorts Holding B.V. Term Loan B, 4.000%, 08/09/19	2,458,010	2,421,140
Sonifi Solutions, Inc. Term Loan C, 6.750%, 03/28/18 (b) (c)	841,118	252,335
Tropicana Entertainment, Inc. Term Loan, 4.000%, 11/27/20	390,000	388,050

		13,373,364

Machinery—1.1%
Allison Transmission, Inc. Term Loan B3, 3.500%, 08/23/19	1,807,228	1,808,734
CPM Holdings, Inc. Term Loan B, 6.000%, 04/11/22	272,938	269,867
Delachaux S.A. Term Loan B2, 4.500%, 10/28/21	433,243	421,510
Doosan Infracore International, Inc. Term Loan B, 4.500%, 05/28/21	996,135	989,909
Dynacast International LLC Term Loan B, 4.500%, 01/28/22	618,750	614,867
Gates Global, Inc. Term Loan B, 4.250%, 07/06/21	4,388,202	4,149,593
Paladin Brands Holding, Inc. Term Loan B, 7.250%, 08/16/19	631,848	524,434

		8,778,914

Machinery-Diversified—1.0%
EWT Holdings III Corp. 1st Lien Term Loan, 4.750%, 01/15/21	1,629,285	1,600,773
Gardner Denver, Inc. Term Loan, 4.250%, 07/30/20	3,093,915	2,807,727
Manitowoc Foodservice, Inc. Term Loan B, 5.750%, 03/03/23	1,000,000	1,005,417
PRA Holdings, Inc. 1st Lien Term Loan, 4.500%, 09/23/20	2,662,361	2,664,859

		8,078,776

Marine—0.2%
Drillships Ocean Ventures, Inc. Term Loan B, 5.500%, 07/25/21	1,184,250	546,729
Stena International S.a.r.l. Term Loan B, 4.000%, 03/03/21	1,666,000	1,391,110

		1,937,839

Media—4.9%
ALM Media Holdings, Inc. 1st Lien Term Loan, 5.500%, 07/31/20 (b) (c)	409,063	383,169
Altice U.S. Finance I Corp. Extended Term Loan, 4.250%, 12/14/22	1,865,793	1,862,489
AMC Entertainment, Inc. Term Loan, 4.000%, 12/15/22	2,094,750	2,102,823
AP NMT Acquisition B.V. 1st Lien Term Loan, 6.750%, 08/13/21	1,160,964	1,015,843
Atlantic Broadband Finance LLC Term Loan B, 3.250%, 11/30/19	712,189	712,189
Block Communications, Inc. Term Loan B, 4.000%, 11/07/21	221,626	222,457
CCO Safari III LLC Term Loan I, 3.500%, 01/24/23	2,075,000	2,080,003
Charter Communications Operating LLC Term Loan E, 3.000%, 07/01/20	1,288,563	1,285,643
Crossmark Holdings, Inc. 1st Lien Term Loan, 4.500%, 12/20/19	1,429,372	1,043,441
CSC Holdings, Inc. Term Loan B, 2.933%, 04/17/20	1,611,104	1,610,853
Cumulus Media Holdings, Inc. Term Loan, 4.250%, 12/23/20	4,395,366	2,988,849
Entercom Radio LLC Term Loan B, 4.001%, 11/23/18	347,480	346,756
Entravision Communications Corp. Term Loan, 3.500%, 05/31/20	1,851,667	1,819,262
Gray Television, Inc. Term Loan B, 3.938%, 06/13/21	244,833	244,588
Hubbard Radio LLC Term Loan B, 4.250%, 05/27/22	652,500	624,769
iHeartCommunications, Inc. Extended Term Loan E, 7.933%, 07/30/19	425,533	293,298
Term Loan D, 7.183%, 01/30/19	1,323,104	909,359
Information Resources, Inc. Term Loan B, 4.750%, 09/30/20	1,218,750	1,217,857
Kasima LLC Term Loan B, 3.250%, 05/17/21	614,706	611,056
Mediacom Illinois LLC Term Loan E, 3.400%, 10/23/17	166,165	165,775
Term Loan G, 3.500%, 06/30/21	467,875	464,506
MGOC, Inc. Term Loan B, 4.000%, 07/31/20	1,311,502	1,311,175
MH Sub I LLC 1st Lien Term Loan, 4.750%, 07/08/21	788,966	769,899
Mission Broadcasting, Inc. Term Loan B2, 3.750%, 10/01/20	788,416	787,430
Nexstar Broadcasting, Inc. Term Loan B2, 3.750%, 10/01/20	894,565	893,447
Numericable Group S.A. Term Loan B5, 4.563%, 07/31/22	374,063	370,633
Numericable U.S. LLC Term Loan B1, 4.500%, 05/21/20	1,217,739	1,211,228
Term Loan B2, 4.500%, 05/21/20	1,053,511	1,047,878
Penton Media, Inc. Term Loan, 4.750%, 10/03/19	607,756	602,438

MIST-204

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
ProQuest LLC Term Loan B, 5.750%, 10/24/21	666,549	$648,218
Raycom TV Broadcasting LLC Term Loan B, 3.750%, 08/04/21	788,246	776,422
Sinclair Television Group, Inc. Term Loan B, 3.000%, 04/09/20	460,773	458,253
Springer Science+Business Media Deutschland GmbH Term Loan B9, 4.750%, 08/14/20	3,362,163	3,257,095
Univision Communications, Inc. Term Loan C4, 4.000%, 03/01/20	4,685,987	4,645,824
Zuffa LLC Term Loan B, 3.750%, 02/25/20	979,759	971,799

		39,756,724

Metal Fabricate/Hardware—1.3%
Ameriforge Group, Inc. 1st Lien Term Loan, 5.000%, 12/19/19	3,126,354	1,487,622
JMC Steel Group, Inc. Term Loan, 4.750%, 04/01/17	4,354,674	4,349,179
Rexnord LLC 1st Lien Term Loan B, 4.000%, 08/21/20	4,460,625	4,405,795
WireCo WorldGroup, Inc. Term Loan, 6.000%, 02/15/17	570,265	562,424

		10,805,020

Mining—1.5%
FMG Resources (August 2006) Pty, Ltd. Term Loan B, 4.250%, 06/30/19	8,957,365	7,591,367
Neenah Foundry Co. Term Loan, 6.750%, 04/26/17	1,593,687	1,585,719
Noranda Aluminum Acquisition Corp. Term Loan B, 5.750%, 02/28/19	962,500	288,750
Novelis, Inc. Term Loan B, 4.000%, 06/02/22	2,654,938	2,596,309

		12,062,145

Miscellaneous Manufacturing—0.6%
Filtration Group Corp. 1st Lien Term Loan, 4.250%, 11/21/20	288,981	286,723
Husky Injection Molding Systems, Ltd. 1st Lien Term Loan, 4.250%, 06/30/21	2,743,733	2,664,851
RGIS Services LLC Term Loan C, 5.500%, 10/18/17	2,677,235	1,914,223

		4,865,797

Multi-Utilities—0.0%
Lonestar Generation LLC Term Loan B, 5.250%, 02/22/21	541,718	354,826

Oil & Gas—2.2%
Bronco Midstream Funding LLC Term Loan B, 5.000%, 08/15/20 (b) (c)	2,311,523	1,323,578
CITGO Holding, Inc. Term Loan B, 9.500%, 05/12/18	836,057	839,192

Oil & Gas—(Continued)
Citgo Petroleum Corp. Term Loan B, 4.500%, 07/29/21	2,441,578	2,359,175
Crestwood Holdings LLC Term Loan B1, 9.000%, 06/19/19 (b) (c)	1,689,576	545,902
Emerald Expositions Holding, Inc. Term Loan B, 4.750%, 06/17/20	936,101	933,761
Fieldwood Energy LLC 1st Lien Term Loan, 3.875%, 10/01/18	1,051,437	722,206
2nd Lien Term Loan, 8.375%, 09/30/20	675,000	119,812
MEG Energy Corp. Term Loan, 3.750%, 03/31/20	6,789,345	5,524,829
Oxbow Carbon LLC Term Loan B, 4.250%, 07/19/19	2,035,908	1,944,292
Paragon Offshore Finance Co. Term Loan B, 5.250%, 07/18/21	839,375	186,062
Samson Investment Co. 2nd Lien Term Loan, 0.000%, 09/25/18 (d)	825,000	14,438
Sheridan Production Partners I LLC Term Loan B2, 4.250%, 10/01/19	1,888,903	901,951
Term Loan B2 I-A, 4.250%, 10/01/19	250,295	119,516
Term Loan B2 I-M, 4.250%, 10/01/19	152,882	73,001
Southcross Energy Partners L.P. 1st Lien Term Loan, 5.250%, 08/04/21	491,250	353,700
Southcross Holdings Borrower L.P. Term Loan B, 0.000%, 08/04/21 (d)	394,000	45,967
Targa Resources Corp. Term Loan B, 5.750%, 02/25/22	260,465	237,674
TPF II Power LLC Term Loan B, 5.500%, 10/02/21	1,324,575	1,289,805

		17,534,861

Packaging & Containers—2.1%
Berry Plastics Holding Corp. Term Loan E, 3.750%, 01/06/21	4,123,000	4,115,842
Term Loan F, 4.000%, 10/01/22	1,018,679	1,020,235
Hilex Poly Co. LLC Term Loan B, 6.000%, 12/05/21	2,623,500	2,623,500
Reynolds Group Holdings, Inc. Term Loan, 4.500%, 12/01/18	5,206,251	5,210,687
SIG Combibloc U.S. Acquisition, Inc. Term Loan, 4.250%, 03/13/22	2,701,472	2,695,683
Signode Industrial Group U.S., Inc. Term Loan B, 3.750%, 05/01/21	1,032,500	1,004,106
TricorBraun, Inc. Term Loan B, 4.000%, 05/03/18	573,945	565,336

		17,235,389

Pharmaceuticals—2.3%
Akorn, Inc. Term Loan B, 6.000%, 04/16/21	895,627	894,507
Alkermes, Inc. Term Loan, 3.500%, 09/25/19	362,782	357,340
Amneal Pharmaceuticals LLC Term Loan, 4.500%, 11/01/19	2,674,711	2,650,473

MIST-205

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Auris Luxembourg III S.a.r.l. Term Loan B4, 4.250%, 01/15/22	742,514	$741,122
DPx Holdings B.V. Incremental Term Loan, 4.250%, 03/11/21	2,898,375	2,799,952
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 3.750%, 09/26/22	2,643,375	2,607,028
Horizon Pharma, Inc. Term Loan B, 4.500%, 05/07/21	223,313	215,985
Indivior Finance S.a.r.l. Term Loan B, 7.000%, 12/19/19	960,938	922,500
Valeant Pharmaceuticals International, Inc. Term Loan B, 3.750%, 08/05/20	3,801,839	3,582,553
Term Loan B, 5.500%, 12/11/19	3,965,490	3,751,520

		18,522,980

Pipelines—0.2%
Energy Transfer Equity L.P. Term Loan, 3.250%, 12/02/19	1,825,000	1,634,516
Term Loan, 4.000%, 12/02/19	395,000	356,487

		1,991,003

Real Estate—1.4%
Auction.com LLC Term Loan B, 6.000%, 05/12/19	1,039,500	1,030,404
DTZ U.S. Borrower LLC 1st Lien Term Loan, 4.250%, 11/04/21	2,580,500	2,558,997
MCS AMS Sub-Holdings LLC Term Loan B, 7.500%, 10/15/19 (b) (c)	510,000	461,958
RE/MAX International, Inc. Term Loan B, 4.250%, 07/31/20	1,482,172	1,461,174
Realogy Corp. Term Loan B, 3.750%, 03/05/20	4,402,527	4,410,782
RHP Hotel Properties L.P. Term Loan B, 3.500%, 01/15/21	663,188	664,431
Starwood Property Trust, Inc. Term Loan B, 3.500%, 04/17/20	1,046,650	1,038,146

		11,625,892

Retail—6.1%
99 Cents Only Stores Term Loan, 4.500%, 01/11/19	1,053,758	719,190
Ascena Retail Group, Inc. Term Loan B, 5.250%, 08/21/22	1,620,785	1,584,825
Bass Pro Group LLC Term Loan, 4.000%, 06/05/20	1,143,629	1,103,602
David’s Bridal, Inc. Term Loan B, 5.250%, 10/11/19	621,040	563,594
Dollar Tree, Inc. Term Loan B1, 3.500%, 07/06/22	2,025,325	2,030,923
Evergreen Acqco 1 L.P. Term Loan, 5.000%, 07/09/19	1,473,878	1,190,156
General Nutrition Centers, Inc. Term Loan, 3.250%, 03/04/19	2,925,189	2,905,043
Harbor Freight Tools USA, Inc. 1st Lien Term Loan, 4.750%, 07/26/19	951,500	956,020

Retail—(Continued)
J Crew Group, Inc. Term Loan B, 4.000%, 03/05/21	3,194,875	2,508,641
Jo-Ann Stores, Inc. Term Loan, 4.000%, 03/16/18	2,592,656	2,530,272
Landry’s, Inc. Term Loan B, 4.000%, 04/24/18	1,974,148	1,969,706
Men’s Wearhouse, Inc. (The) Term Loan B, 4.500%, 06/18/21	937,500	903,516
Michaels Stores, Inc. Incremental Term Loan B2, 4.000%, 01/28/20	808,529	810,298
Term Loan B, 3.750%, 01/28/20	2,431,250	2,429,478
NBTY, Inc. Term Loan B2, 3.500%, 10/01/17	7,800,792	7,777,389
Neiman Marcus Group, Inc. (The) Term Loan, 4.250%, 10/25/20	2,374,266	2,181,027
P.F. Chang’s China Bistro, Inc. Term Loan B, 4.250%, 07/02/19	377,246	359,798
Party City Holdings, Inc. Term Loan B, 4.250%, 08/19/22	2,686,350	2,668,722
PetSmart, Inc. Term Loan B1, 4.250%, 03/11/22	4,788,813	4,775,045
Pier 1 Imports (U.S.), Inc. Term Loan B, 4.500%, 04/30/21	1,508,237	1,395,119
Pilot Travel Centers LLC Term Loan B, 3.750%, 10/01/21	1,468,937	1,478,117
Rite Aid Corp. 2nd Lien Term Loan, 5.750%, 08/21/20	450,000	452,250
Serta Simmons Holdings LLC Term Loan, 4.250%, 10/01/19	4,681,550	4,684,111
Toys “R” Us Property Co. I LLC Term Loan B, 6.000%, 08/21/19	1,509,232	1,331,897

		49,308,739

Semiconductors—2.1%
Avago Technologies Cayman, Ltd. Term Loan B1, 4.250%, 02/01/23	8,550,000	8,518,527
Entegris, Inc. Term Loan B, 3.500%, 04/30/21	352,492	349,701
Lattice Semiconductor Corp. Term Loan, 5.250%, 03/10/21	2,054,250	1,930,995
M/A-COM Technology Solutions Holdings, Inc. Term Loan, 4.500%, 05/07/21	491,250	491,250
Microsemi Corp. Term Loan B, 5.250%, 01/15/23	926,471	931,914
NXP B.V. Term Loan B, 3.750%, 12/07/20	1,670,813	1,677,208
Term Loan D, 3.250%, 01/11/20	2,071,875	2,064,106
ON Semiconductor Corp. Term Loan B, 03/31/23 (e)	1,075,000	1,078,763

		17,042,464

Software—5.5%
Activision Blizzard, Inc. Term Loan B, 3.250%, 10/12/20	1,566,250	1,574,448

MIST-206

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Campaign Monitor Finance Pty, Ltd. 1st Lien Term Loan, 6.250%, 03/18/21	729,926	$706,204
CCC Information Services, Inc. Term Loan, 4.000%, 12/20/19	826,133	817,098
Eze Castle Software, Inc. 1st Lien Term Loan, 04/06/20 (e)	1,000,000	993,750
First Data Corp. Extended Term Loan, 3.932%, 03/24/18	3,914,391	3,911,663
Term Loan, 3.932%, 09/24/18	1,850,000	1,847,303
Term Loan, 4.182%, 07/08/22	775,000	771,529
Global Healthcare Exchange LLC Term Loan B, 5.500%, 08/15/22	1,069,625	1,068,288
GXS Group, Inc. Term Loan B, 3.250%, 01/16/21	1,001,938	1,004,067
Hyland Software, Inc. Term Loan, 4.750%, 07/01/22	1,330,396	1,313,766
Infor (U.S.), Inc. Term Loan B3, 3.750%, 06/03/20	427,472	415,361
Term Loan B5, 3.750%, 06/03/20	8,323,174	8,089,084
Informatica Corp. Term Loan, 4.500%, 08/05/22	2,263,625	2,224,577
ION Trading Finance, Ltd. Term Loan B1, 4.250%, 06/10/21	1,679,794	1,662,996
Kronos, Inc. Incremental Term Loan, 4.500%, 10/30/19	5,635,572	5,605,985
MA FinanceCo. LLC Term Loan B, 5.250%, 11/19/21	984,210	984,702
Term Loan C, 4.500%, 11/20/19	1,040,625	1,037,243
Magic Newco LLC 1st Lien Term Loan, 5.000%, 12/12/18	2,179,847	2,184,274
Mitel U.S. Holdings, Inc. Term Loan, 5.500%, 04/29/22	700,795	700,357
Renaissance Learning, Inc. 1st Lien Term Loan, 4.500%, 04/09/21	1,749,399	1,702,384
Rocket Software, Inc. Term Loan, 5.750%, 02/08/18	403,089	401,745
SS&C Technologies, Inc. Term Loan B1, 4.010%, 07/08/22	1,963,004	1,969,139
Term Loan B2, 4.020%, 07/08/22	284,549	285,438
Sybil Software LLC Term Loan B, 4.250%, 03/20/20	1,077,885	1,078,783
Vertafore, Inc. 1st Lien Term Loan, 4.250%, 10/03/19	958,252	957,294
Wall Street Systems Delaware, Inc. Term Loan B, 4.250%, 04/30/21	1,201,087	1,192,829

		44,500,307

Telecommunications—4.7%
CommScope, Inc. Term Loan B4, 3.313%, 01/14/18	623,512	623,699
Term Loan B5, 3.828%, 12/29/22	945,250	941,705
Intelsat Jackson Holdings S.A. Term Loan B2, 3.750%, 06/30/19	8,125,000	7,599,418

Telecommunications—(Continued)
MCC Iowa LLC Term Loan H, 3.250%, 01/29/21	923,875	918,967
Term Loan J, 3.750%, 06/30/21	835,125	832,907
Neptune Finco Corp. Term Loan B, 5.000%, 10/09/22	3,750,000	3,763,125
Syniverse Holdings, Inc. Term Loan, 4.000%, 04/23/19	1,751,683	1,313,762
Term Loan B, 4.000%, 04/23/19	1,892,898	1,419,674
Telesat Canada Term Loan B2, 3.500%, 03/28/19	3,586,151	3,575,661
UPC Financing Partnership Term Loan AH, 3.344%, 06/30/21	4,028,489	3,997,019
Virgin Media Investment Holdings, Ltd. Term Loan F, 3.500%, 06/30/23	4,773,094	4,739,535
West Corp. Term Loan B10, 3.250%, 06/30/18	4,475,658	4,460,625
Windstream Corp. Term Loan B5, 3.500%, 08/08/19	868,753	847,577
Ziggo Financing Partnership Term Loan B1, 3.500%, 01/15/22	961,447	951,231
Term Loan B2A, 3.508%, 01/15/22	619,574	612,992
Term Loan B3, 3.601%, 01/15/22	1,018,979	1,008,152

		37,606,049

Trading Companies & Distributors—0.1%
Solenis International L.P. 1st Lien Term Loan, 4.250%, 07/31/21	295,500	284,696
STS Operating, Inc. Term Loan, 4.750%, 02/12/21	318,500	277,095

		561,791

Transportation—0.1%
Atlantic Aviation FBO, Inc. Term Loan B, 3.250%, 06/01/20	633,307	628,293
Kenan Advantage Group, Inc. Delayed Draw Term Loan, 1.690%, 01/31/17 (f)	47,872	47,573
Term Loan, 4.000%, 07/31/22	341,076	338,944
Term Loan B, 4.000%, 07/31/22	108,791	108,111

		1,122,921

Wireless Telecommunication Services—0.2%
SBA Senior Finance II LLC Term Loan B1, 3.250%, 03/24/21	1,940,438	1,935,224

Total Floating Rate Loans (Cost $816,628,615)		770,411,334

Common Stocks—0.1%

Commercial Services—0.0%
Education Management Holding LLC (b) (c) (g) (h)	3,109,136	0
IAP Worldwide Services LLC (b) (c) (g) (h)	44	158,826

		158,826

MIST-207

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Health Care Providers & Services—0.1%
Millennium Health LLC (g) (h)	31,600	$493,750

Total Common Stocks (Cost $459,289)		652,576

Preferred Stock—0.0%

Commercial Services—0.0%
Education Management Corp. (b) (c) (g) (h) (Cost $244,125)	3,459	30,093

Corporate Bonds & Notes—0.0%

Aerospace/Defense—0.0%
Erickson Air-Crane, Inc. 6.000%, 11/02/20 (b) (c) (Cost $46,393)	55,446	24,424

Short-Term Investment—4.4%

Repurchase Agreement—4.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $35,636,040 on 04/01/16, collateralized by $35,380,000 U.S. Treasury Note at 1.750% due 10/31/20 with a value of $36,352,950.	35,636,010	35,636,010

Total Short-Term Investments (Cost $35,636,010)		35,636,010

Total Investments—100.1% (Cost $853,014,432)		806,754,437
Unfunded Loan Commitments—(0.1)% (Cost $(697,872))		(697,872)
Net Investments—100.0% (Cost $852,316,560) (i)		806,056,565
Other assets and liabilities (net)—0.0%		(341,094)

Net Assets—100.0%		$805,715,471

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.6% of net assets.
(c)	Illiquid security. As of March 31, 2016, these securities represent 0.6% of net assets.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	This loan will settle after March 31, 2016, at which time the interest rate will be determined.
(f)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(g)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(h)	Non-income producing security.
(i)	As of March 31, 2016, the aggregate cost of investments was $852,316,560. The aggregate unrealized appreciation and depreciation of investments were $1,652,784 and $(47,912,779), respectively, resulting in net unrealized depreciation of $(46,259,995).

MIST-208

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$3,218,734	$—	$3,218,734
Aerospace/Defense	—	17,682,217	—	17,682,217
Auto Components	—	9,046,448	—	9,046,448
Auto Manufacturers	—	5,227,416	—	5,227,416
Auto Parts & Equipment	—	7,765,550	—	7,765,550
Beverages	—	1,664,763	—	1,664,763
Biotechnology	—	1,035,023	—	1,035,023
Building Materials	—	3,731,470	—	3,731,470
Capital Markets	—	10,493,754	506,125	10,999,879
Chemicals	—	47,020,292	—	47,020,292
Coal (Less Unfunded Loan Commitments of $650,000)	—	3,407,768	—	3,407,768
Commercial Services	—	46,760,225	676,985	47,437,210
Computers	—	6,104,191	500,278	6,604,469
Construction Materials	—	1,519,636	—	1,519,636
Cosmetics/Personal Care	—	3,630,859	—	3,630,859
Distribution/Wholesale	—	1,362,994	—	1,362,994
Distributors	—	218,050	—	218,050
Diversified Consumer Services	—	1,400,631	—	1,400,631
Diversified Financial Services	—	25,534,956	—	25,534,956
Electric	—	19,943,551	—	19,943,551
Electrical Components & Equipment	—	10,430,833	—	10,430,833
Electronics	—	12,898,963	—	12,898,963
Energy Equipment & Services	—	2,705,446	—	2,705,446
Engineering & Construction	—	749,766	—	749,766
Entertainment	—	15,572,161	—	15,572,161
Environmental Control	—	1,996,799	—	1,996,799
Food	—	40,294,191	—	40,294,191
Hand/Machine Tools	—	2,939,018	—	2,939,018
Healthcare-Products	—	23,912,585	—	23,912,585
Healthcare-Services	—	49,952,413	—	49,952,413
Home Furnishings	—	451,747	—	451,747
Hotels, Restaurants & Leisure	—	4,695,786	—	4,695,786
Household Products/Wares	—	10,378,424	—	10,378,424
Industrial Conglomerates	—	1,843,854	—	1,843,854
Insurance	—	20,899,774	—	20,899,774
Internet	—	19,992,646	—	19,992,646

MIST-209

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet Software & Services	$—	$3,447,826	$—	$3,447,826
Leisure Products	—	943,366	—	943,366
Leisure Time	—	8,202,795	—	8,202,795
Lodging	—	13,121,029	252,335	13,373,364
Machinery	—	8,778,914	—	8,778,914
Machinery-Diversified	—	8,078,776	—	8,078,776
Marine	—	1,937,839	—	1,937,839
Media	—	39,373,555	383,169	39,756,724
Metal Fabricate/Hardware	—	10,805,020	—	10,805,020
Mining	—	12,062,145	—	12,062,145
Miscellaneous Manufacturing	—	4,865,797	—	4,865,797
Multi-Utilities	—	354,826	—	354,826
Oil & Gas	—	15,665,381	1,869,480	17,534,861
Packaging & Containers	—	17,235,389	—	17,235,389
Pharmaceuticals	—	18,522,980	—	18,522,980
Pipelines	—	1,991,003	—	1,991,003
Real Estate	—	11,163,934	461,958	11,625,892
Retail	—	49,308,739	—	49,308,739
Semiconductors	—	17,042,464	—	17,042,464
Software	—	44,500,307	—	44,500,307
Telecommunications	—	37,606,049	—	37,606,049
Trading Companies & Distributors	—	561,791	—	561,791
Transportation (Less Unfunded Loan Commitments of $47,872)	—	1,075,049	—	1,075,049
Wireless Telecommunication Services	—	1,935,224	—	1,935,224
Total Floating Rate Loans (Less Unfunded Loan Commitments)	—	765,063,132	4,650,330	769,713,462
Common Stocks
Commercial Services	—	—	158,826	158,826
Health Care Providers & Services	—	493,750	—	493,750
Total Common Stocks	—	493,750	158,826	652,576
Total Preferred Stock*	—	—	30,093	30,093
Total Corporate Bonds & Notes*	—	—	24,424	24,424
Total Short-Term Investment*	—	35,636,010	—	35,636,010
Total Net Investments	$—	$801,192,892	$4,863,673	$806,056,565

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts/ (Premiums)	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2016
Floating Rate Loans
Capital Markets	$2,367,223	$257	$—	$1,828	$—	$—		$—	$(1,863,183)	$506,125	$1,828
Commercial Services	724,793	5,420	114	(60,030)	7,546	(858	) (a)	—	—	676,985	(60,030)
Computers	502,543	1,445	320	11,595	—	(15,625	) (a)	—	—	500,278	11,595
Healthcare-Products	989,855	—	—	—	—	—		—	(989,855)	—	—
Lodging	147,553	13,972	282	92,574	—	(2,046	) (a)	—	—	252,335	92,574
Media	371,700	174	19	13,932	—	(2,656	) (a)	—	—	383,169	13,932
Oil & Gas	—	835	429	(1,093,282)	—	(80,003	) (a)	3,041,501	—	1,869,480	(1,093,282)
Real Estate	—	638	213	44,932	—	(11,250	) (a)	427,425	—	461,958	44,932

MIST-210

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts/ (Premiums)	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2016
Preferred Stocks
Commercial Services	$46,454	$—	$—	$(16,361)	$—	$—	$—	$—	$30,093	$(16,361)
Common Stocks
Commercial Services	92,744	—	—	66,082	—	—	—	—	158,826	66,082
Health Care Providers & Services	274,288	—	—	—	—	—	—	(274,288)	—	—
Corporate Bonds & Notes
Aerospace/Defense	24,108	380	—	(64)	—	—	—	—	24,424	(64)

	$5,541,261	$23,121	$1,377	$(938,794)	$7,546	$(112,438)	$3,468,926	$(3,127,326)	$4,863,673	$(938,794)

(a)	Sales include principal reductions

Floating Rate Loans in the amount of $3,468,926 transferred into level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

Floating Rate Loans in the amount of $2,853,038 and Common Stock in the amount of $274,288 transferred out of level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MIST-211

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—47.1% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.2%
Lockheed Martin Corp. 1.850%, 11/23/18	2,500,000	$2,528,547

Agriculture—0.9%
Altria Group, Inc. 2.625%, 01/14/20	3,900,000	4,031,114
Japan Tobacco, Inc. 2.100%, 07/23/18 (144A)	4,000,000	4,037,804
Reynolds American, Inc. 2.300%, 06/12/18	4,000,000	4,079,872

		12,148,790

Auto Manufacturers—0.8%
Fiat Chrysler Automobiles NV 4.500%, 04/15/20 (a)	2,000,000	2,030,000
Ford Motor Credit Co. LLC 2.597%, 11/04/19	3,000,000	3,010,863
3.157%, 08/04/20	5,000,000	5,100,345
General Motors Financial Co., Inc. 2.625%, 07/10/17	1,100,000	1,106,695

		11,247,903

Auto Parts & Equipment—0.5%
Delphi Automotive plc 3.150%, 11/19/20	6,200,000	6,329,915

Banks—15.1%
ANZ New Zealand International, Ltd. 2.850%, 08/06/20 (144A) (a)	4,600,000	4,714,227
Banca Monte dei Paschi di Siena S.p.A. 2.875%, 04/16/21 (EUR)	4,100,000	5,097,936
Banco Comercial Portugues S.A. 4.750%, 06/22/17 (EUR)	1,800,000	2,155,772
Bank of America Corp. 1.662%, 01/15/19 (b)	6,600,000	6,567,469
2.600%, 01/15/19	2,500,000	2,542,275
2.650%, 04/01/19	4,000,000	4,070,212
Bank of New York Mellon Corp. (The) 1.488%, 08/17/20 (b)	3,900,000	3,882,372
Bankinter S.A. 1.750%, 06/10/19 (EUR)	3,800,000	4,485,781
BB&T Corp. 1.276%, 02/01/19 (b)	8,000,000	7,909,616
2.050%, 06/19/18	1,000,000	1,011,764
CIT Group, Inc. 3.875%, 02/19/19	3,000,000	2,992,500
4.250%, 08/15/17	700,000	712,327
5.000%, 05/15/17	400,000	407,000
5.250%, 03/15/18	500,000	517,250
Citigroup, Inc. 0.906%, 06/09/16 (b)	6,400,000	6,396,314
1.390%, 04/08/19 (b)	1,600,000	1,576,171
2.400%, 02/18/20 (a)	4,600,000	4,617,595
Credit Suisse AG 1.125%, 05/26/17 (b)	3,900,000	3,889,158

Banks—(Continued)
Depfa ACS Bank 1.650%, 12/20/16 (JPY)	350,000,000	3,130,977
2.125%, 10/13/17 (CHF)	2,750,000	2,951,484
Deutsche Bank AG 1.928%, 08/20/20 (b)	4,600,000	4,511,947
Fifth Third Bank 1.128%, 11/18/16 (b)	7,300,000	7,310,972
Goldman Sachs Group, Inc. (The) 1.834%, 09/15/20 (b)	7,000,000	6,951,630
HSBC Bank Brasil S.A. - Banco Multiplo 4.000%, 05/11/16 (144A)	4,200,000	4,200,420
HSBC Holdings plc 3.400%, 03/08/21	1,500,000	1,530,739
HSBC USA, Inc. 2.000%, 08/07/18	4,600,000	4,614,370
Industrial & Commercial Bank of China, Ltd. 3.231%, 11/13/19	4,000,000	4,134,464
ING Bank NV 1.315%, 10/01/19 (144A) (b)	6,300,000	6,198,564
Intesa Sanpaolo S.p.A. Zero Coupon, 05/18/17 (EUR) (b)	1,100,000	1,247,732
2.375%, 01/13/17	1,000,000	1,004,338
3.875%, 01/16/18	3,900,000	3,991,053
3.875%, 01/15/19	6,100,000	6,276,412
JPMorgan Chase & Co. 1.519%, 01/25/18 (b)	8,000,000	8,024,736
2.200%, 10/22/19	7,000,000	7,119,945
Morgan Stanley 1.761%, 01/27/20 (b)	7,900,000	7,848,500
MUFG Union Bank N.A. 1.380%, 09/26/16 (b)	2,000,000	2,003,688
National Australia Bank, Ltd. 1.875%, 07/23/18	4,700,000	4,725,577
Norddeutsche Landesbank Girozentrale 2.000%, 02/05/19 (144A)	4,000,000	4,042,536
Regions Financial Corp. 2.000%, 05/15/18	3,200,000	3,179,680
Royal Bank of Canada 2.100%, 10/14/20	3,700,000	3,719,029
Royal Bank of Scotland plc (The) 6.934%, 04/09/18 (EUR)	1,800,000	2,247,921
Svenska Handelsbanken AB 1.132%, 06/17/19 (b)	4,500,000	4,432,905
Toronto-Dominion Bank (The) 2.250%, 03/15/21 (144A)	7,000,000	7,064,064
UniCredit S.p.A. 0.808%, 04/10/17 (EUR) (b)	2,300,000	2,629,753
Unione di Banche Italiane S.p.A 2.875%, 02/18/19 (EUR)	3,600,000	4,347,838
Wachovia Corp. 0.992%, 10/15/16 (b)	8,500,000	8,496,957
Wells Fargo & Co. 1.501%, 07/22/20 (b)	7,800,000	7,739,082
Westpac Banking Corp. 2.100%, 02/25/21 (144A) (a)	5,300,000	5,321,099
2.250%, 11/09/20 (144A)	3,700,000	3,739,679

MIST-212

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Woori Bank 4.750%, 04/30/24 (144A)	3,900,000	$4,098,662

		212,382,492

Beverages—0.8%
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21	3,400,000	3,493,796
Coca-Cola Femsa S.A.B. de C.V. 2.375%, 11/26/18	4,000,000	4,060,736
Constellation Brands, Inc. 3.875%, 11/15/19 (a)	1,700,000	1,782,875
7.250%, 09/01/16	2,000,000	2,040,000
Pernod Ricard S.A. 2.125%, 09/27/24 (EUR)	300,000	363,895

		11,741,302

Biotechnology—1.0%
Amgen, Inc. 1.218%, 05/22/19 (b)	6,200,000	6,145,874
Biogen, Inc. 2.900%, 09/15/20	4,500,000	4,631,170
Celgene Corp. 2.300%, 08/15/18 (a)	3,000,000	3,045,009

		13,822,053

Chemicals—0.1%
Arkema S.A. 1.500%, 01/20/25 (EUR)	1,300,000	1,490,051

Coal—0.0%
Peabody Energy Corp. 10.000%, 03/15/22 (144A)	2,000,000	150,000

Computers—1.1%
Apple, Inc. 0.869%, 05/03/18 (b)	5,100,000	5,090,846
1.438%, 02/22/19 (b)	3,900,000	3,934,581
Dell, Inc. 3.100%, 04/01/16 (a)	1,500,000	1,500,000
Hewlett Packard Enterprise Co. 2.559%, 10/05/18 (144A) (b)	4,500,000	4,506,912

		15,032,339

Cosmetics/Personal Care—0.1%
Colgate-Palmolive Co. 0.900%, 05/01/18 (a)	2,000,000	1,999,148

Diversified Financial Services—1.3%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.250%, 07/01/20	2,000,000	2,017,500
Capital One Bank USA N.A. 2.300%, 06/05/19	5,900,000	5,879,775

Diversified Financial Services—(Continued)
Lincoln Finance, Ltd. 7.375%, 04/15/21 (144A)	200,000	208,000
Navient Corp. 5.500%, 01/15/19	4,000,000	3,930,000
8.450%, 06/15/18	500,000	535,625
Seven & Seven, Ltd. 1.898%, 09/11/19 (144A) (b)	1,120,000	1,115,545
Springleaf Finance Corp. 5.750%, 09/15/16 (a)	3,000,000	3,022,500
6.000%, 06/01/20	1,000,000	960,000

		17,668,945

Electric—1.3%
Dominion Resources, Inc. 2.500%, 12/01/19 (a)	1,900,000	1,921,512
DPL, Inc. 6.500%, 10/15/16	496,000	505,920
Engie S.A. 1.625%, 10/10/17 (144A)	1,000,000	1,001,297
Korea Western Power Co., Ltd. 3.125%, 05/10/17 (144A)	3,100,000	3,152,027
Southern Co. (The) 2.450%, 09/01/18	3,000,000	3,047,973
State Grid Overseas Investment, Ltd. 1.750%, 05/22/18 (144A)	2,000,000	1,994,652
2.750%, 05/07/19 (144A)	1,100,000	1,128,737
Talen Energy Supply LLC 6.200%, 05/15/16	6,000,000	6,030,000

		18,782,118

Entertainment—0.2%
International Game Technology plc 5.625%, 02/15/20 (144A)	2,500,000	2,593,750

Food—0.8%
JBS USA LLC / JBS USA Finance, Inc. 7.250%, 06/01/21 (144A)	2,000,000	1,992,000
8.250%, 02/01/20 (144A)	500,000	512,500
Kraft Heinz Foods Co. 2.000%, 07/02/18 (144A)	4,000,000	4,037,012
2.250%, 06/05/17	3,000,000	3,028,857
Mondelez International, Inc. 1.136%, 02/01/19 (b)	2,000,000	1,971,264

		11,541,633

Forest Products & Paper—0.0%
Verso Paper Holdings LLC / Verso Paper, Inc. 11.750%, 01/15/19 (c)	108,000	12,690

Gas—0.4%
Sempra Energy 2.850%, 11/15/20	5,700,000	5,795,401

MIST-213

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—1.0%
Becton Dickinson & Co. 2.675%, 12/15/19	4,000,000	$4,097,984
Edwards Lifesciences Corp. 2.875%, 10/15/18 (a)	1,400,000	1,433,704
Stryker Corp. 2.000%, 03/08/19	5,500,000	5,558,734
Zimmer Biomet Holdings, Inc. 2.700%, 04/01/20	2,500,000	2,535,053

		13,625,475

Healthcare-Services—0.8%
CHS/Community Health Systems, Inc. 7.125%, 07/15/20 (a)	500,000	472,500
HCA, Inc. 4.250%, 10/15/19	2,800,000	2,885,750
Laboratory Corp. of America Holdings 2.200%, 08/23/17	1,000,000	1,005,591
Tenet Healthcare Corp. 5.500%, 03/01/19	7,000,000	6,930,000

		11,293,841

Holding Companies-Diversified—0.2%
Hutchison Whampoa International, Ltd. 1.625%, 10/31/17 (144A)	3,200,000	3,198,714

Home Builders—2.3%
Beazer Homes USA, Inc. 5.750%, 06/15/19 (a)	16,500,000	14,602,500
8.125%, 06/15/16	3,000,000	3,041,700
Centex LLC 6.500%, 05/01/16	6,000,000	6,000,000
KB Home 4.750%, 05/15/19	2,500,000	2,490,625
Lennar Corp. 6.950%, 06/01/18	5,500,000	5,926,250

		32,061,075

Insurance—2.0%
Jackson National Life Global Funding 2.300%, 04/16/19 (144A)	6,000,000	6,056,358
Metropolitan Life Global Funding I 3.875%, 04/11/22 (144A)	1,500,000	1,601,334
New York Life Global Funding 2.100%, 01/02/19 (144A) (a)	4,000,000	4,069,136
2.150%, 06/18/19 (144A)	5,000,000	5,086,525
Pricoa Global Funding I 2.550%, 11/24/20 (144A)	3,700,000	3,745,307
Prudential Financial, Inc. 1.398%, 08/15/18 (a) (b)	3,000,000	2,992,761
TIAA Asset Management Finance Co. LLC 2.950%, 11/01/19 (144A)	3,900,000	3,957,977

		27,509,398

Internet—0.3%
Alibaba Group Holding, Ltd. 2.500%, 11/28/19	4,000,000	4,035,800

Iron/Steel—0.2%
ArcelorMittal 5.500%, 02/25/17	2,500,000	2,531,250

Lodging—0.4%
Marriott International, Inc. 2.875%, 03/01/21	6,000,000	6,057,960

Media—1.4%
CBS Corp. 2.300%, 08/15/19	6,000,000	6,062,010
CSC Holdings LLC 7.625%, 07/15/18	2,500,000	2,700,000
NBCUniversal Enterprise, Inc. 1.307%, 04/15/18 (144A) (b)	3,000,000	2,995,623
Time Warner, Inc. 2.100%, 06/01/19	4,000,000	4,034,472
Viacom, Inc. 2.200%, 04/01/19	2,100,000	2,105,351
2.750%, 12/15/19	1,800,000	1,833,177

		19,730,633

Mining—0.3%
Freeport-McMoRan, Inc. 2.300%, 11/14/17	3,900,000	3,597,750

Oil & Gas—2.7%
BG Energy Capital plc 2.875%, 10/15/16 (144A)	4,500,000	4,519,651
California Resources Corp. 8.000%, 12/15/22 (144A)	1,016,000	391,160
Canadian Natural Resources, Ltd. 1.750%, 01/15/18	3,400,000	3,315,354
Chesapeake Energy Corp. 8.000%, 12/15/22 (144A) (a)	1,485,000	727,650
CNOOC Finance 2015 Australia Pty, Ltd. 2.625%, 05/05/20	2,300,000	2,301,962
CNOOC Nexen Finance ULC 1.625%, 04/30/17	4,400,000	4,390,962
CNPC HK Overseas Capital, Ltd. 3.125%, 04/28/16 (144A)	500,000	500,590
Energy XXI Gulf Coast, Inc. 11.000%, 03/15/20 (144A)	2,000,000	280,000
Ensco plc 4.700%, 03/15/21 (a)	6,300,000	4,396,581
Halcon Resources Corp. 9.750%, 07/15/20	1,000,000	177,500
13.000%, 02/15/22 (144A)	650,000	193,375
Linn Energy LLC / Linn Energy Finance Corp. 12.000%, 12/15/20 (144A)	750,000	103,125
Lukoil International Finance B.V. 3.416%, 04/24/18 (144A)	2,300,000	2,284,475

MIST-214

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petrobras Global Finance B.V. 3.522%, 03/17/20 (b)	4,100,000	$3,157,000
Sanchez Energy Corp. 7.750%, 06/15/21	1,600,000	940,000
Sinopec Group Overseas Development, Ltd. 2.500%, 04/28/20 (144A)	4,700,000	4,719,585
Statoil ASA 1.080%, 11/08/18 (b)	5,600,000	5,533,192

		37,932,162

Oil & Gas Services—0.4%
Petrofac, Ltd. 3.400%, 10/10/18 (144A)	1,200,000	1,104,875
Weatherford International LLC 6.350%, 06/15/17	5,000,000	4,950,000

		6,054,875

Packaging & Containers—0.4%
Owens-Illinois, Inc. 7.800%, 05/15/18	3,000,000	3,285,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 8.500%, 05/15/18	2,000,000	2,000,000
9.000%, 04/15/19	500,000	506,250

		5,791,250

Pharmaceuticals—1.7%
AbbVie, Inc. 1.800%, 05/14/18	5,500,000	5,536,938
Actavis Funding SCS 2.350%, 03/12/18	4,000,000	4,047,248
Baxalta, Inc. 2.000%, 06/22/18 (144A)	1,400,000	1,388,727
Bayer U.S. Finance LLC 2.375%, 10/08/19 (144A)	6,300,000	6,493,549
Express Scripts Holding Co. 3.300%, 02/25/21	2,400,000	2,460,041
Perrigo Finance Unlimited Co. 3.500%, 03/15/21	1,400,000	1,434,633
Valeant Pharmaceuticals International, Inc. 5.375%, 03/15/20 (144A)	1,900,000	1,548,500
Zoetis, Inc. 1.875%, 02/01/18	1,200,000	1,198,862

		24,108,498

Pipelines—1.7%
Enable Midstream Partners L.P. 2.400%, 05/15/19	2,200,000	1,917,672
Energy Transfer Partners L.P. 4.150%, 10/01/20	5,500,000	5,284,384
EnLink Midstream Partners L.P. 2.700%, 04/01/19	1,800,000	1,607,155
Enterprise Products Operating LLC 2.550%, 10/15/19 (a)	800,000	802,132

Pipelines—(Continued)
Kinder Morgan Energy Partners L.P. 2.650%, 02/01/19	600,000	592,595
5.950%, 02/15/18	1,500,000	1,570,119
6.850%, 02/15/20 (a)	5,000,000	5,463,265
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 (144A)	2,000,000	2,091,170
Kinder Morgan, Inc. 3.050%, 12/01/19	3,200,000	3,150,406
Williams Partners L.P. 4.125%, 11/15/20 (a)	1,300,000	1,180,726

		23,659,624

Real Estate—0.4%
Prologis L.P. 2.750%, 02/15/19	6,000,000	6,134,754

Real Estate Investment Trusts—1.4%
American Tower Corp. 3.300%, 02/15/21	3,900,000	3,966,776
3.400%, 02/15/19	2,200,000	2,255,306
Boston Properties L.P. 3.700%, 11/15/18	3,900,000	4,078,916
HCP, Inc. 3.750%, 02/01/19	4,000,000	4,127,428
Hospitality Properties Trust 5.625%, 03/15/17	5,000,000	5,164,700

		19,593,126

Retail—0.9%
Dollar General Corp. 1.875%, 04/15/18	4,500,000	4,526,406
Edcon, Ltd. 9.500%, 03/01/18 (144A) (EUR)	1,000,000	403,158
Toys “R” Us, Inc. 7.375%, 10/15/18	2,200,000	1,749,000
Walgreens Boots Alliance, Inc. 1.750%, 11/17/17	4,000,000	4,008,880
Yum! Brands, Inc. 6.250%, 03/15/18	1,700,000	1,797,750

		12,485,194

Semiconductors—0.3%
Maxim Integrated Products, Inc. 2.500%, 11/15/18	4,200,000	4,222,945

Software—0.9%
Fiserv, Inc. 2.700%, 06/01/20	6,900,000	7,017,852
Oracle Corp. 1.202%, 01/15/19 (b)	6,000,000	6,025,626

		13,043,478

MIST-215

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—2.5%
AT&T, Inc. 2.400%, 03/15/17	2,700,000	$2,731,512
2.450%, 06/30/20	4,700,000	4,762,609
CenturyLink, Inc. 5.625%, 04/01/20	2,000,000	2,026,020
6.000%, 04/01/17	1,000,000	1,027,500
Embarq Corp. 7.082%, 06/01/16	2,071,000	2,084,314
Intelsat Jackson Holdings S.A. 7.250%, 10/15/20	500,000	322,500
Juniper Networks, Inc. 3.125%, 02/26/19 (a)	4,100,000	4,169,696
3.300%, 06/15/20	2,800,000	2,839,446
Sprint Communications, Inc. 9.000%, 11/15/18 (144A)	3,000,000	3,142,500
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	2,300,000	2,359,662
Verizon Communications, Inc. 2.382%, 09/14/18 (b)	7,200,000	7,376,184
2.625%, 02/21/20	1,395,000	1,435,369

		34,277,312

Trucking & Leasing—0.2%
Aviation Capital Group Corp. 3.875%, 09/27/16 (144A)	3,300,000	3,316,500

Water—0.1%
Veolia Environnement S.A. 4.625%, 03/30/27 (EUR)	700,000	1,061,879

Total Corporate Bonds & Notes (Cost $674,122,946)		660,590,570

Asset-Backed Securities—15.0%

Asset-Backed - Credit Card—4.9%
American Express Credit Account Master Trust 0.706%, 01/15/20 (b)	8,760,000	8,765,235
1.696%, 09/15/20 (b)	1,825,000	1,857,093
BA Credit Card Trust 0.706%, 09/16/19 (b)	7,010,000	7,009,999
Capital One Multi-Asset Execution Trust 0.476%, 07/15/20 (b)	4,850,000	4,830,725
0.516%, 12/16/19 (b)	8,400,000	8,385,302
Chase Issuance Trust 0.486%, 04/15/19 (b)	3,035,000	3,029,923
0.686%, 04/15/19 (b)	5,700,000	5,677,840
0.716%, 04/15/20 (b)	4,580,000	4,580,000
0.806%, 04/15/21 (b)	5,340,000	5,334,995
0.896%, 04/15/19 (b)	2,600,000	2,589,235
1.590%, 02/18/20	1,000,000	1,007,583
Discover Card Execution Note Trust 0.866%, 07/15/21 (b)	5,610,000	5,614,490
0.886%, 04/15/21 (b)	4,020,000	4,026,149

Asset-Backed - Credit Card—(Continued)
Discover Card Master Trust 0.370%, 05/15/19 (b)	6,500,000	6,510,425

		69,218,994

Asset-Backed - Home Equity—0.4%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.793%, 10/25/35 (b)	1,070,867	1,007,102
GSAA Home Equity Trust 1.381%, 02/25/35 (b)	2,622,000	2,476,340
Home Loan Trust 5.480%, 06/25/34	354,728	369,153
MASTR Asset-Backed Securities Trust 1.528%, 09/25/34 (b)	385,927	384,682
Morgan Stanley ABS Capital I, Inc. Trust 1.633%, 05/25/33 (b)	337,174	316,805
NovaStar Mortgage Funding Trust 2.083%, 03/25/35 (b)	797,397	787,765
RAAC Trust 1.133%, 03/25/34 (b)	535,343	504,754

		5,846,601

Asset-Backed - Manufactured Housing—0.8%
Conseco Finance Securitizations Corp. 7.424%, 03/01/33 (b)	535,000	578,768
Conseco Financial Corp. 6.660%, 06/01/30	4,998,414	5,334,281
CountryPlace Manufactured Housing Contract Trust 4.800%, 12/15/35 (144A) (b)	34,688	34,890
Madison Avenue Manufactured Housing Contract Trust 3.683%, 03/25/32 (b)	1,528,941	1,545,704
Manufactured Housing Contract Trust Pass-Through Certificates 1.882%, 04/20/32 (b)	3,726,197	3,426,104
Vanderbilt Acquisition Loan Trust 7.330%, 05/07/32 (b)	203,418	216,924

		11,136,671

Asset-Backed - Other—8.9%
ALM VIII, Ltd. 2.074%, 01/20/26 (144A) (b)	1,070,000	1,066,893
American Homes 4 Rent 1.441%, 06/17/31 (144A) (b)	2,247,521	2,203,598
Ameriquest Mortgage Securities, Inc. 1.261%, 06/25/34 (b)	1,393,863	1,356,813
Apidos CLO 4.850%, 04/15/25 (144A)	1,710,000	1,709,484
ARCap Resecuritization Trust 4.730%, 04/21/24 (144A)	37,082	37,082
Ares CLO, Ltd. 0.840%, 04/16/21 (144A) (b)	1,691,567	1,650,892
0.877%, 10/11/21 (144A) (b)	3,872,179	3,810,007

MIST-216

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Ares CLO, Ltd.
0.887%, 10/11/21 (144A) (b)	1,457,057	$1,435,029
0.990%, 04/16/21 (144A) (b)	3,340,000	3,167,018
Atrium IX 1.936%, 02/28/24 (144A) (b)	1,070,000	1,058,515
Atrium X 1.740%, 07/16/25 (144A) (b)	850,000	837,164
Atrium XI 3.819%, 10/23/25 (144A) (b)	3,650,000	3,558,352
Babson CLO, Inc. 0.845%, 01/18/21 (144A) (b)	1,299,962	1,284,502
BlueMountain CLO, Ltd. 2.018%, 10/29/25 (144A) (b)	740,199	735,157
Carlyle Global Market Strategies CLO, Ltd. 2.014%, 01/20/25 (144A) (b)	2,470,000	2,458,976
Catamaran CLO, Ltd. 3.620%, 10/18/26 (144A) (b)	2,384,800	2,152,249
Cent CDO, Ltd. 1.419%, 04/25/19 (144A) (b)	1,150,000	1,071,138
Cent CLO, Ltd. 1.916%, 01/30/25 (144A) (b)	4,557,000	4,505,966
3.421%, 07/27/26 (144A) (b)	480,000	436,378
3.820%, 11/07/26 (144A) (b)	2,650,000	2,459,454
Centerline REIT, Inc. 4.760%, 09/21/45 (144A) (b)	3,532,450	3,536,865
5.040%, 09/21/45 (144A)	1,780,000	1,708,800
CIFC Funding, Ltd. 1.019%, 07/26/21 (144A) (b)	475,000	465,593
Colony American Homes 1.591%, 05/17/31 (144A) (b)	3,488,486	3,429,451
2.291%, 05/17/31 (144A) (b)	460,000	441,466
ColumbusNova CLO IV, Ltd. 1.872%, 10/15/21 (144A) (b)	680,000	671,172
Cornerstone CLO, Ltd. 1.572%, 07/15/21 (144A) (b)	610,000	586,420
Countrywide Asset-Backed Certificates 1.183%, 03/25/34 (b)	411,495	391,621
1.483%, 12/25/34 (b)	519,112	517,458
CT CDO, Ltd. 0.742%, 10/20/43 (144A) (b)	602,599	601,261
Eaton Vance CLO, Ltd. 2.072%, 07/15/26 (144A) (b)	2,692,000	2,661,715
2.672%, 07/15/26 (144A) (b)	778,900	747,933
3.622%, 07/15/26 (144A) (b)	668,600	619,992
Emerson Park CLO, Ltd. 5.640%, 07/15/25 (144A)	570,000	571,363
Galaxy XV CLO, Ltd. 1.872%, 04/15/25 (144A) (b)	4,465,000	4,414,157
GSAMP Trust 1.438%, 06/25/35 (b)	911,066	894,038
Highbridge Loan Management, Ltd. 5.800%, 10/20/24 (144A)	510,000	510,176
Invitation Homes Trust 1.541%, 09/17/31 (144A) (b)	2,863,472	2,803,656
1.741%, 08/17/32 (144A) (b)	2,714,032	2,674,002
1.788%, 06/17/32 (144A) (b)	4,546,719	4,469,353

Asset-Backed - Other—(Continued)
Invitation Homes Trust
1.891%, 03/17/32 (144A) (b)	1,520,988	1,503,536
1.941%, 06/17/31 (144A) (b)	720,000	701,010
2.041%, 09/17/31 (144A) (b)	2,950,000	2,876,279
Landmark IX CDO, Ltd. 1.322%, 04/15/21 (144A) (b)	940,000	901,148
LNR CDO, Ltd. 1.832%, 07/24/37 (144A) (b)	1,695,990	1,692,699
3.432%, 07/23/36 (144A) (b)	537,389	536,271
6.727%, 07/24/37 (144A)	219,174	221,092
Morgan Stanley ABS Capital I, Inc. Trust 1.168%, 01/25/35 (b)	578,483	557,683
N-Star REL CDO VI, Ltd. 0.970%, 06/16/41 (144A) (b)	903,541	893,891
Newcastle CDO V, Ltd. 0.968%, 12/24/39 (144A) (b)	34,714	34,409
NZCG Funding, Ltd. 2.171%, 04/27/27 (144A) (b)	4,969,875	4,915,241
Octagon Investment Partners, Ltd. 2.042%, 07/15/27 (144A) (b)	4,145,114	4,072,301
Ownit Mortgage Loan Trust 1.363%, 03/25/36 (b)	1,532,526	1,504,597
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.371%, 10/25/34 (b)	51,853	51,797
1.378%, 02/25/35 (b)	1,200,608	1,196,041
Progress Residential Trust 1.544%, 10/17/31 (144A) (b)	1,496,848	1,463,347
1.841%, 02/17/32 (144A) (b)	6,820,000	6,730,432
2.341%, 10/17/31 (144A) (b)	1,250,000	1,232,953
Silver Bay Realty Trust 1.441%, 09/17/31 (144A) (b)	891,007	867,912
1.891%, 09/17/31 (144A) (b)	420,000	401,612
Structured Asset Investment Loan Trust 1.473%, 12/25/34 (b)	1,521,637	1,512,437
SWAY Residential Trust 1.741%, 01/17/32 (144A) (b)	4,064,327	3,997,000
Trade MAPS 1, Ltd. 1.142%, 12/10/18 (144A) (b)	5,500,000	5,464,561
Tricon American Homes Trust 1.691%, 05/17/32 (144A) (b)	5,010,000	4,880,918
Voya CLO, Ltd. 2.100%, 04/18/27 (144A) (b)	1,190,000	1,182,361
2.124%, 10/14/26 (144A) (b)	1,070,000	1,065,016
West CLO, Ltd. 2.720%, 07/18/26 (144A) (b)	1,230,000	1,157,968
3.470%, 07/18/26 (144A) (b)	3,240,000	2,919,004

		124,244,675

Total Asset-Backed Securities (Cost $211,596,879)		210,446,941

MIST-217

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—14.6%

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—3.5%
Fannie Mae 15 Yr. Pool
4.000%, 04/01/26	2,331,550	$2,488,156
4.000%, 05/01/26	2,120,778	2,262,519
4.500%, 09/01/24	1,021,034	1,100,946
4.500%, 03/01/25	1,986,172	2,120,586
Fannie Mae ARM Pool 1.693%, 03/01/28 (b)	13,324	13,770
1.768%, 11/01/33 (b)	4,826	5,062
1.800%, 03/01/30 (b)	34,183	34,606
1.805%, 11/01/33 (b)	11,439	11,878
1.915%, 06/01/32 (b)	10,687	10,715
1.926%, 12/01/32 (b)	350,769	370,995
1.964%, 02/01/36 (b)	88,873	91,557
1.984%, 11/01/34 (b)	15,611	16,163
2.050%, 11/01/32 (b)	17,113	17,876
2.051%, 12/01/34 (b)	56,121	58,711
2.110%, 09/01/31 (b)	29,235	29,900
2.120%, 11/01/32 (b)	91,233	95,964
2.120%, 09/01/35 (b)	25,851	27,228
2.135%, 06/01/32 (b)	5,638	5,677
2.140%, 03/01/35 (b)	57,155	59,059
2.166%, 04/01/36 (b)	78,574	82,356
2.192%, 08/01/29 (b)	8,242	8,641
2.210%, 03/01/37 (b)	26,702	27,898
2.232%, 03/01/36 (b)	356,922	371,439
2.248%, 10/01/32 (b)	31,052	32,794
2.250%, 05/01/19 (b)	43,255	43,580
2.255%, 02/01/25 (b)	104,202	108,679
2.256%, 06/01/28 (b)	2,558	2,682
2.260%, 11/01/35 (b)	176,884	183,909
2.285%, 07/01/35 (b)	50,543	53,009
2.290%, 09/01/32 (b)	15,469	15,884
2.292%, 06/01/25 (b)	97,648	100,093
2.293%, 03/01/33 (b)	59,064	61,073
2.302%, 07/01/33 (b)	42,741	44,864
2.309%, 07/01/33 (b)	84,799	89,902
2.315%, 12/01/25 (b)	12,691	12,827
2.325%, 05/01/19 (b)	1,378	1,382
2.327%, 05/01/33 (b)	20,497	21,701
2.340%, 12/01/34 (b)	122,471	126,187
2.342%, 08/01/37 (b)	40,668	42,805
2.354%, 12/01/32 (b)	26,575	28,081
2.358%, 10/01/35 (b)	29,685	29,968
2.361%, 01/01/36 (b)	116,729	123,212
2.374%, 12/01/32 (b)	57,579	60,892
2.375%, 04/01/34 (b)	189,129	199,101
2.379%, 09/01/32 (b)	149,112	150,118
2.395%, 09/01/39 (b)	34,199	36,025
2.400%, 04/01/34 (b)	33,294	33,959
2.402%, 09/01/33 (b)	7,913	8,395
2.408%, 05/01/34 (b)	44,995	47,680
2.417%, 07/01/33 (b)	66,613	68,966
2.430%, 08/01/33 (b)	124,072	130,103
2.435%, 03/01/33 (b)	19,853	20,672
2.435%, 04/01/40 (b)	7,751	8,133
2.436%, 12/01/33 (b)	103,564	110,342

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.448%, 06/01/33 (b)	45,827	47,027
2.450%, 06/01/26 (b)	2,349	2,357
2.460%, 04/01/27 (b)	9,174	9,646
2.470%, 08/01/35 (b)	809,047	854,034
2.473%, 07/01/35 (b)	66,393	70,089
2.474%, 02/01/36 (b)	44,384	46,426
2.478%, 01/01/20 (b)	92,064	94,058
2.482%, 08/01/34 (b)	24,356	25,822
2.488%, 06/01/32 (b)	3,827	3,856
2.491%, 11/01/36 (b)	3,575,961	3,766,147
2.492%, 07/01/33 (b)	50,198	51,974
2.496%, 11/01/35 (b)	29,677	31,402
2.496%, 09/01/37 (b)	71,577	75,783
2.517%, 11/01/35 (b)	4,366,833	4,586,059
2.520%, 01/01/32 (b)	13,381	13,522
2.526%, 06/01/30 (b)	21,352	21,874
2.530%, 07/01/32 (b)	3,573	3,601
2.535%, 03/01/30 (b)	1,544	1,629
2.540%, 07/01/25 (b)	2,648	2,759
2.540%, 08/01/32 (b)	53,841	56,374
2.548%, 08/01/30 (b)	26,264	27,102
2.549%, 09/01/37 (b)	5,548	5,889
2.550%, 09/01/32 (b)	6,551	6,630
2.550%, 06/01/34 (b)	40,586	41,514
2.552%, 03/01/38 (b)	32,969	34,727
2.560%, 04/01/35 (b)	864,974	912,518
2.565%, 06/01/34 (b)	110,022	110,734
2.566%, 01/01/32 (b)	11,647	12,359
2.572%, 10/01/36 (b)	15,571	16,433
2.576%, 10/01/33 (b)	36,567	38,438
2.582%, 08/01/32 (b)	60,870	61,917
2.588%, 02/01/36 (b)	24,856	26,235
2.601%, 09/01/35 (b)	6,070,549	6,384,006
2.609%, 11/01/36 (b)	6,540	6,887
2.615%, 01/01/33 (b)	175,304	179,821
2.615%, 02/01/44 (b)	127,474	132,252
2.629%, 01/01/29 (b)	13,783	14,045
2.641%, 11/01/34 (b)	5,035,210	5,308,470
2.645%, 09/01/30 (b)	88,781	92,660
2.652%, 08/01/35 (b)	51,622	53,307
2.653%, 02/01/35 (b)	48,995	51,686
2.653%, 12/01/35 (b)	141,664	146,171
2.654%, 07/01/28 (b)	9,830	10,207
2.655%, 02/01/33 (b)	39,635	40,151
2.668%, 09/01/36 (b)	1,800	1,894
2.674%, 11/01/35 (b)	2,087,218	2,206,071
2.699%, 09/01/33 (b)	102,969	109,284
2.713%, 09/01/33 (b)	13,133	13,808
2.750%, 10/01/33 (b)	56,392	57,733
2.750%, 05/01/34 (b)	92,213	97,077
2.775%, 05/01/32 (b)	9,115	9,204
2.805%, 03/01/36 (b)	38,625	40,398
2.838%, 02/01/32 (b)	81,242	81,768
2.900%, 08/01/32 (b)	30,389	31,089
2.912%, 03/01/36 (b)	52,133	54,588

MIST-218

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.914%, 04/01/36 (b)	7,144	$7,567
2.919%, 03/01/36 (b)	21,274	22,603
2.977%, 03/01/37 (b)	15,738	16,643
2.998%, 08/01/33 (b)	90,839	97,663
3.000%, 02/01/34 (b)	83,788	85,418
3.025%, 06/01/35 (b)	51,390	52,492
3.082%, 02/01/33 (b)	143,073	146,562
3.200%, 02/01/25 (b)	10,596	10,681
3.754%, 05/01/34 (b)	122,988	125,969
Freddie Mac ARM Non-Gold Pool 1.990%, 05/01/37 (b)	15,628	16,189
2.000%, 09/01/22 (b)	14,712	14,746
2.135%, 09/01/37 (b)	45,109	46,418
2.247%, 02/01/37 (b)	88,436	91,954
2.327%, 02/01/26 (b)	13,686	14,075
2.329%, 04/01/37 (b)	31,183	32,418
2.376%, 04/01/35 (b)	68,643	71,232
2.399%, 05/01/28 (b)	60,451	62,640
2.445%, 03/01/38 (b)	238,462	251,155
2.487%, 05/01/25 (b)	20,238	21,207
2.495%, 10/01/22 (b)	1,808	1,856
2.500%, 03/01/19 (b)	3,024	3,039
2.500%, 05/01/34 (b)	164,084	173,180
2.505%, 07/01/36 (b)	39,768	42,030
2.515%, 07/01/34 (b)	102,298	104,646
2.517%, 11/01/24 (b)	108,672	111,357
2.517%, 09/01/30 (b)	1,564	1,646
2.524%, 12/01/33 (b)	915	952
2.528%, 09/01/27 (b)	4,401	4,683
2.544%, 01/01/35 (b)	103,757	109,461
2.547%, 01/01/35 (b)	1,146,643	1,204,582
2.548%, 11/01/32 (b)	31,530	33,327
2.558%, 05/01/38 (b)	59,874	63,038
2.574%, 05/01/31 (b)	32,424	33,908
2.584%, 07/01/31 (b)	13,431	13,829
2.600%, 04/01/34 (b)	892,891	947,474
2.600%, 04/01/37 (b)	35,214	37,489
2.613%, 09/01/30 (b)	33,992	35,533
2.620%, 05/01/37 (b)	19,311	20,604
2.621%, 03/01/35 (b)	736,900	774,833
2.639%, 07/01/38 (b)	56,160	59,116
2.640%, 09/01/37 (b)	355,856	373,910
2.652%, 07/01/37 (b)	465,990	494,202
2.654%, 10/01/32 (b)	43,825	45,601
2.661%, 02/01/37 (b)	20,693	21,866
2.661%, 06/01/37 (b)	358,118	376,610
2.665%, 07/01/35 (b)	239,050	254,014
2.683%, 09/01/30 (b)	12,472	13,141
2.689%, 04/01/30 (b)	75,988	79,665
2.734%, 04/01/38 (b)	56,856	60,183
2.737%, 06/01/37 (b)	4,806,146	5,073,693
2.820%, 03/01/34 (b)	16,917	17,961
2.835%, 10/01/37 (b)	13,738	14,499
2.855%, 05/01/31 (b)	12,359	12,730
2.885%, 08/01/18 (b)	10,766	10,811

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Poo
2.931%, 07/01/36 (b)	125,369	131,017
3.012%, 06/01/25 (b)	12,801	13,064
3.031%, 04/01/35 (b)	81,653	84,922
5.477%, 05/01/37 (b)	54,027	57,116
5.499%, 08/01/24 (b)	4,968	5,232
5.927%, 01/01/37 (b)	48,819	49,229

		49,643,913

U.S. Treasury—11.1%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/16 (d)	3,219,810	3,220,502
U.S. Treasury Notes 1.000%, 08/15/18	50,000,000	50,232,400
1.375%, 02/28/19	40,000,000	40,581,240
1.500%, 12/31/18	20,000,000	20,360,160
1.500%, 02/28/19	40,000,000	40,720,320

		155,114,622

Total U.S. Treasury & Government Agencies (Cost $203,406,724)		204,758,535

Mortgage-Backed Securities—11.9%

Collateralized Mortgage Obligations—4.9%
Adjustable Rate Mortgage Trust 2.808%, 02/25/35 (b)	2,427,925	2,343,914
American Home Mortgage Investment Trust 2.366%, 10/25/34 (b)	1,652,431	1,602,555
2.881%, 06/25/45 (b)	1,206,047	1,166,544
Banc of America Mortgage Trust 2.794%, 06/25/33 (b)	941,946	933,811
CHL Mortgage Pass-Through Trust 2.286%, 07/25/34 (b)	967,462	951,056
2.637%, 05/25/34 (b)	1,852,999	1,828,195
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	389,676	399,175
Fannie Mae Connecticut Avenue Securities 1.383%, 05/25/24 (b)	629,869	625,001
First Horizon Alternative Mortgage Securities Trust 2.171%, 12/25/34 (b)	1,383,440	1,330,807
Freddie Mac Structured Agency Credit Risk Debt Notes 1.483%, 03/25/25 (b)	1,738,209	1,737,933
2.283%, 10/25/27 (b)	4,560,000	4,510,089
2.833%, 08/25/24 (b)	1,738,397	1,753,468
2.833%, 10/25/24 (b)	5,592,819	5,643,284
2.833%, 01/25/25 (b)	6,850,000	6,937,416
2.933%, 08/25/24 (b)	4,535,000	4,584,644
3.083%, 10/25/24 (b)	3,610,000	3,646,838
3.083%, 03/25/28 (b)	3,600,000	3,595,495
Impac Secured Assets CMN Owner Trust 1.198%, 02/25/35 (b)	1,120,000	1,056,352

MIST-219

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
MASTR Adjustable Rate Mortgages Trust 0.633%, 05/25/47 (b)	342,262	$332,092
MASTR Alternative Loan Trust 5.000%, 02/25/18	275,441	278,529
5.000%, 08/25/18	412,146	417,320
5.500%, 12/25/18	303,020	304,615
5.500%, 04/25/19	521,801	531,333
5.534%, 11/25/19 (b)	583,614	596,029
Merrill Lynch Mortgage Investors Trust 1.173%, 03/25/28 (b)	719,178	676,638
1.313%, 01/25/29 (b)	997,344	929,871
2.361%, 04/25/35 (b)	612,077	589,358
2.496%, 10/25/36 (b)	1,494,528	1,454,585
New York Mortgage Trust 0.883%, 02/25/36 (b)	560,386	519,119
Sequoia Mortgage Trust 1.072%, 11/20/34 (b)	538,203	492,819
Structured Adjustable Rate Mortgage Loan Trust 0.873%, 08/25/35 (b)	1,375,999	1,268,071
2.795%, 09/25/34 (b)	2,925,316	2,879,481
Structured Asset Mortgage Investments Trust 1.132%, 02/19/35 (b)	975,435	902,407
1.170%, 12/19/33 (b)	440,085	419,359
Thornburg Mortgage Securities Trust 1.073%, 09/25/43 (b)	622,830	596,764
2.527%, 04/25/45 (b)	2,020,339	1,986,550
WaMu Mortgage Pass-Through Certificates Trust 0.663%, 04/25/45 (b)	2,541,329	2,354,421
0.723%, 07/25/45 (b)	1,454,600	1,355,596
0.763%, 01/25/45 (b)	2,885,383	2,580,167
Wells Fargo Mortgage-Backed Securities Trust
2.765%, 02/25/35 (b)	1,553,924	1,538,884
2.794%, 06/25/35 (b)	990,977	973,421

		68,624,006

Commercial Mortgage-Backed Securities—7.0%
Banc of America Commercial Mortgage Trust
5.460%, 09/10/45 (b)	1,306,041	1,305,322
5.615%, 09/10/45 (b)	1,130,000	1,127,181
5.695%, 07/10/46 (b)	5,224,000	5,109,628
Bear Stearns Commercial Mortgage Securities Trust
5.142%, 10/12/42 (b)	800,000	790,874
5.477%, 03/11/39 (b)	5,211,000	5,076,459
5.540%, 09/11/41	1,883,370	1,888,913
5.611%, 09/11/41 (b)	3,800,000	3,781,712
5.721%, 06/11/40 (b)	4,281,956	4,403,382
5.836%, 09/11/38 (b)	1,194,000	1,187,845
5.836%, 09/11/38 (144A) (b)	1,200,000	1,154,280
CD Commercial Mortgage Trust 5.303%, 07/15/44 (b)	2,530,000	2,527,170
Citigroup Commercial Mortgage Trust
5.482%, 10/15/49	1,320,000	1,176,346
5.705%, 12/10/49 (b)	5,000,000	5,050,774

Commercial Mortgage-Backed Securities—(Continued)
Colony Multifamily Mortgage Trust 2.543%, 04/20/50 (144A)	4,918,037	4,913,032
Commercial Mortgage Trust 5.813%, 12/10/49 (b)	2,734,036	2,828,930
Core Industrial Trust 3.040%, 02/10/34 (144A)	3,110,000	3,192,921
G-FORCE LLC
0.733%, 12/25/39 (144A) (b)	268,673	253,896
5.090%, 08/22/36 (144A)	525,397	525,298
Greenwich Capital Commercial Mortgage Trust
5.427%, 04/10/37 (b)	350,418	350,114
5.475%, 03/10/39	4,000,000	4,060,230
5.892%, 07/10/38 (b)	5,846,599	5,315,363
Hilton USA Trust
1.441%, 11/05/30 (144A) (b)	1,813,429	1,807,629
1.941%, 11/05/30 (144A) (b)	1,060,856	1,055,427
JPMorgan Chase Commercial Mortgage Securities Trust
5.115%, 07/15/41	45,038	45,082
5.464%, 12/12/43	5,000,000	4,836,785
5.529%, 12/15/44 (b)	6,000,000	5,993,538
5.935%, 04/17/45 (b)	1,214,734	995,242
LB-UBS Commercial Mortgage Trust
4.793%, 10/15/36 (144A) (b)	67,464	67,548
5.276%, 02/15/41 (b)	1,084,384	1,063,176
5.720%, 03/15/39 (b)	950,000	949,687
5.876%, 06/15/38 (b)	3,160,000	3,153,052
Mach One ULC 6.053%, 05/28/40 (144A) (b)	80,155	80,596
Merrill Lynch Mortgage Trust 5.551%, 11/12/37 (b)	2,483,562	2,411,112
ML-CFC Commercial Mortgage Trust 5.409%, 07/12/46 (b)	2,470,592	2,490,005
Morgan Stanley Capital Trust 5.312%, 03/15/44	1,981,896	2,023,512
5.494%, 03/12/44 (b)	1,460,091	1,457,064
Morgan Stanley Capital, Inc. 5.306%, 05/24/43 (144A)	2,070,000	2,023,425
Resource Capital Corp., Ltd. 1.491%, 04/15/32 (144A) (b)	1,712,540	1,680,510
1.836%, 08/15/32 (144A) (b)	1,300,000	1,276,318
Wachovia Bank Commercial Mortgage Trust
5.795%, 07/15/45 (b)	2,400,000	2,416,352
5.896%, 05/15/43 (b)	6,400,000	6,379,189
5.901%, 10/15/35 (144A) (b)	527,086	553,255

		98,778,174

Total Mortgage-Backed Securities (Cost $170,534,112)		167,402,180

Floating Rate Loans (e)—5.0%

Aerospace/Defense—0.2%
FGI Operating Co. LLC Term Loan, 5.500%, 04/19/19	3,687,979	2,848,964

MIST-220

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (e)—(Continued)

Security Description	Principal Amount*	Value

Auto Components—0.0%
Crowne Group LLC 1st Lien Term Loan, 6.000%, 09/30/20	710,421	$682,005

Auto Manufacturers—0.1%
Navistar International Corp. Term Loan B, 6.500%, 08/07/20	893,096	817,927

Auto Parts & Equipment—0.1%
TI Group Automotive Systems LLC Term Loan, 4.500%, 06/30/22	808,781	803,726

Capital Markets—0.0%
Guggenheim Partners LLC Term Loan, 4.250%, 07/22/20	297,363	297,239

Chemicals—0.2%
Chemours Co. (The) Term Loan B, 3.750%, 05/12/22	1,163,129	1,109,092
Nexeo Solutions LLC
Term Loan B, 5.000%, 09/08/17	45,150	45,075
Term Loan B3, 5.000%, 09/08/17	70,974	70,886
OCI Beaumont LLC Term Loan B3, 7.750%, 08/20/19	1,092,568	1,103,494

		2,328,547

Coal—0.2%
Bowie Resource Holdings LLC 1st Lien Term Loan, 6.750%, 08/14/20	1,592,800	1,433,520
2nd Lien Delayed Draw Term Loan, 11.750%, 02/16/21 (f)	371,429	312,000
Peabody Energy Corp. Term Loan B, 4.250%, 09/24/20	1,207,585	451,839

		2,197,359

Commercial Services—0.1%
Hertz Corp. (The) New Synthetic LC, 03/11/18 (g)	525,000	516,469
KAR Auction Services, Inc. Term Loan B3, 03/09/23 (g)	533,520	534,853
Moneygram International, Inc. Term Loan B, 4.250%, 03/27/20	835,229	783,027

		1,834,349

Computers—0.2%
Sungard Availability Services Capital, Inc. Term Loan B, 6.000%, 03/31/19	1,962,911	1,742,084
Western Digital Corp. Term Loan B, 03/16/23 (g)	956,557	946,393

		2,688,477

Distribution/Wholesale—0.1%
Autoparts Holdings, Ltd. 1st Lien Term Loan, 7.006%, 07/29/17	1,711,711	1,579,053

Diversified Financial Services—0.0%
First Eagle Investment Management LLC Term Loan, 4.750%, 12/01/22	635,060	627,121

Electronics—0.1%
Sensus USA, Inc. 1st Lien Term Loan, 4.500%, 05/09/17	972,724	969,076

Forest Products & Paper—0.3%
Appvion, Inc. Term Loan, 5.750%, 06/28/19	1,033,832	966,633
Caraustar Industries, Inc. Term Loan B, 8.000%, 05/01/19	3,500,564	3,421,801

		4,388,434

Healthcare-Products—0.1%
Kinetic Concepts, Inc. Term Loan E1, 4.500%, 05/04/18	1,361,799	1,356,053
New Millennium HoldCo, Inc. Term Loan, 7.500%, 12/21/20	104,010	99,459

		1,455,512

Healthcare-Services—0.5%
Community Health Systems, Inc. Term Loan F, 3.741%, 12/31/18	1,465,693	1,454,586
Cyanco Intermediate Corp. Term Loan B, 5.500%, 05/01/20	2,612,342	2,530,706
Fitness International LLC Term Loan B, 5.500%, 07/01/20	3,358,511	3,249,360

		7,234,652

Hotels, Restaurants & Leisure—0.2%
Cannery Casino Resorts LLC Term Loan B, 6.000%, 10/02/18	2,335,170	2,311,818

Industrial Conglomerates—0.2%
OSG Bulk Ships, Inc Term Loan, 5.250%, 08/05/19	863,385	785,680
OSG International, Inc. Term Loan, 5.750%, 08/05/19	1,489,907	1,445,210

		2,230,890

Internet—0.1%
Match Group, Inc. Term Loan B1, 5.500%, 11/16/22	579,552	581,363
Zayo Group LLC Term Loan B, 3.750%, 05/06/21	386,483	385,828

		967,191

Internet Software & Services—0.1%
Onsite U.S. Finco LLC Term Loan, 5.500%, 07/30/21	1,825,120	1,533,100

MIST-221

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (e)—(Continued)

Security Description	Principal Amount*	Value

Lodging—0.1%
ROC Finance LLC Term Loan, 5.000%, 06/20/19	1,657,805	$1,608,071

Machinery—0.1%
UTEX Industries, Inc. 1st Lien Term Loan, 5.000%, 05/22/21	2,660,847	1,663,029

Media—0.3%
Cumulus Media Holdings, Inc. Term Loan, 4.250%, 12/23/20	284,594	193,524
MGOC, Inc. Term Loan B, 4.000%, 07/31/20	152,338	152,300
Radio One, Inc. Term Loan, 5.140%, 04/02/18	3,966,830	3,994,102

		4,339,926

Mining—0.2%
FMG Resources (August 2006) Pty, Ltd. Term Loan B, 4.250%, 06/30/19	3,182,555	2,697,216
Novelis, Inc. Term Loan B, 4.000%, 06/02/22	829,192	810,881

		3,508,097

Oil & Gas—0.2%
Alfred Fueling Systems, Inc. 1st Lien Term Loan, 4.750%, 06/20/21	347,760	333,849
Fieldwood Energy LLC 1st Lien Term Loan, 3.875%, 10/01/18	2,670,657	1,834,408
McDermott Finance LLC Term Loan B, 5.250%, 04/16/19	133,247	125,252

		2,293,509

Oil & Gas Services—0.1%
Navios Maritime Midstream Partners L.P. Term Loan B, 5.500%, 06/18/20	863,565	764,255

Pharmaceuticals—0.2%
Valeant Pharmaceuticals International, Inc.
Term Loan B, 5.250%, 02/13/19	890,000	844,387
Term Loan B F1, 4.000%, 04/01/22	2,638,814	2,497,804

		3,342,191

Retail—0.4%
Ascena Retail Group, Inc.
Term Loan B, 5.250%, 08/21/22	2,476,787	2,421,835
Evergreen Acqco 1 L.P. Term Loan, 5.000%, 07/09/19	2,530,795	2,043,617
Men’s Wearhouse, Inc. (The) Term Loan B, 4.500%, 06/18/21	559,205	538,933
PetSmart, Inc. Term Loan B1, 4.250%, 03/11/22	1,045,362	1,042,356

		6,046,741

Semiconductors—0.2%
Avago Technologies Cayman, Ltd. Term Loan B1, 4.250%, 02/01/23	956,723	953,202
M/A-COM Technology Solutions Holdings, Inc. Term Loan, 4.500%, 05/07/21	388,382	388,382
ON Semiconductor Corp. Term Loan B, 03/31/23 (g)	1,934,498	1,941,269

		3,282,853

Software—0.2%
BMC Software Finance, Inc.
Revolver Term Loan, 0.500%, 09/10/18 (h)	1,825,218	1,688,327
Term Loan, 5.000%, 09/10/20	1,764,354	1,477,646

		3,165,973

Telecommunications—0.2%
Ciena Corp. Term Loan B, 3.750%, 07/15/19	173,754	172,668
Intelsat Jackson Holdings S.A. Term Loan B2, 3.750%, 06/30/19	1,267,289	1,185,312
Neptune Finco Corp. Term Loan B, 5.000%, 10/09/22	1,230,637	1,234,944
Windstream Corp. Term Loan B5, 3.500%, 08/08/19	385,484	376,088

		2,969,012

Transportation—0.0%
Navios Partners Finance (U.S.), Inc. Term Loan B, 5.250%, 06/27/18	46,657	41,292

Total Floating Rate Loans (Cost $76,667,663)		70,820,389

Foreign Government—3.4%

Sovereign—3.4%
Brazil Notas do Tesouro Nacional 6.000%, 08/15/18 (BRL) (d)	600,000	469,773
10.000%, 01/01/21 (BRL)	8,400,000	2,046,928
Export-Import Bank of China (The) 2.500%, 07/31/19 (144A)	6,000,000	6,121,008
Export-Import Bank of Korea 2.250%, 01/21/20	7,100,000	7,159,100
Indonesia Treasury Bond 8.250%, 07/15/21 (IDR)	20,000,000,000	1,561,146
Malaysia Government Bonds 3.172%, 07/15/16 (MYR)	7,600,000	1,953,561
4.012%, 09/15/17 (MYR)	15,580,000	4,062,648
4.262%, 09/15/16 (MYR)	2,200,000	568,984
Mexican Bonos 6.250%, 06/16/16 (MXN)	62,287,000	3,622,533
7.250%, 12/15/16 (MXN)	83,849,000	4,960,584
7.750%, 12/14/17 (MXN)	19,000,000	1,164,857

MIST-222

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*/ Shares/ Notional Amount*	Value

Sovereign—(Continued)
New Zealand Government Bond 3.000%, 04/15/20 (NZD)	13,600,000	$9,694,298
Philippine Government Bond 2.875%, 05/22/17 (PHP)	57,000,000	1,255,894
Poland Government Bond 1.750%, 01/25/21 (PLN) (b)	5,829,000	1,541,767
Serbia International Bond 5.250%, 11/21/17 (144A)	1,200,000	1,237,538

Total Foreign Government (Cost $49,669,326)		47,420,619

Municipals—0.4%
City of Chicago, Illinois, General Obligation Unlimited 5.000%, 01/01/17	700,000	717,070
5.000%, 01/01/18	570,000	586,901
Industry Public Facilities Authority, Tax Allocation Revenue 3.389%, 01/01/20	3,525,000	3,699,029
University of California, Revenue Bonds 0.938%, 07/01/41 (b)	260,000	259,966

Total Municipals (Cost $5,087,122)		5,262,966

Common Stock—0.0%

Health Care Providers & Services—0.0%
Millennium Health LLC (f) (i) (j) (Cost $26,439)	3,046	47,594

Purchased Options—0.0%

Currency Options—0.0%
USD Call/CAD Put, Strike Price CAD 1.41, Expires 04/19/16 (Counterparty - JPMorgan Chase Bank N.A.)	1,600,000	25
USD Call/JPY Put, Strike Price JPY 123, Expires 04/05/16 (Counterparty - Citibank N.A.)	7,300,000	0

Total Purchased Options (Cost $69,741)		25

Short-Term Investments—3.3%

Discount Note—1.0%
Federal Home Loan Bank 0.010%, 04/01/16 (k)	13,344,000	13,344,000

Mutual Fund—1.9%
State Street Navigator Securities Lending MET Portfolio (l)	26,669,930	26,669,930

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $5,762,101 on 04/01/16, collateralized by $5,770,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $5,878,188.	5,762,096	5,762,096

Total Short-Term Investments (Cost $45,776,026)		45,776,026

Total Investments—100.7% (Cost $1,436,956,978)		1,412,525,845
Unfunded Loan Commitments—(0.1)% (Cost $(1,825,218))		(1,825,218)
Net Investments—100.6% (Cost $1,435,131,760) (m)		1,410,700,627
Other assets and liabilities (net)—(0.6)%		(7,746,605)

Net Assets—100.0%		$1,402,954,022

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $25,719,669 and the collateral received consisted of cash in the amount of $26,669,930. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Principal amount of security is adjusted for inflation.
(e)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

MIST-223

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

(f)	Illiquid security. As of March 31, 2016, these securities represent less than 0.05% of net assets.
(g)	This loan will settle after March 31, 2016, at which time the interest rate will be determined.
(h)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(i)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(j)	Non-income producing security.
(k)	The rate shown represents current yield to maturity.
(l)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(m)	As of March 31, 2016, the aggregate cost of investments was $1,435,131,760. The aggregate unrealized appreciation and depreciation of investments were $15,002,281 and $(39,433,414), respectively, resulting in net unrealized depreciation of $(24,431,133).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $271,968,812, which is 19.4% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CHF)—	Swiss Franc
(CLO)—	Collateralized Loan Obligation
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	737,217	Deutsche Bank AG	04/28/16	$822,218	$17,264
EUR	7,200,000	Deutsche Bank AG	04/28/16	7,839,144	359,632
INR	45,300,000	Deutsche Bank AG	04/28/16	674,107	6,944
INR	81,540,000	Deutsche Bank AG	08/18/16	1,189,497	12,532
JPY	1,004,000,000	Deutsche Bank AG	08/18/16	8,897,633	62,442
JPY	1,040,000,000	Deutsche Bank AG	08/18/16	8,636,654	644,698
NZD	1,470,000	Deutsche Bank AG	08/18/16	970,773	38,728

Contracts to Deliver
AUD	2,301,148	Deutsche Bank AG	06/16/16	$1,664,927	$(93,139)
AUD	1,300,000	Deutsche Bank AG	08/18/16	965,796	(24,669)
AUD	400,000	Deutsche Bank AG	08/18/16	278,080	(26,679)
AUD	4,000,000	Deutsche Bank AG	10/20/16	2,800,400	(239,108)
AUD	2,230,000	Deutsche Bank AG	12/22/16	1,601,140	(89,156)
CAD	800,000	Deutsche Bank AG	04/28/16	602,727	(13,276)
EUR	70,764	Barclays Bank plc	04/28/16	81,262	682
EUR	52,102	Citibank N.A.	04/28/16	59,788	458
EUR	8,235,310	Deutsche Bank AG	04/28/16	9,452,489	74,786
EUR	1,926,085	Deutsche Bank AG	04/28/16	2,212,108	18,839
EUR	1,618,079	JPMorgan Chase Bank N.A.	04/28/16	1,858,266	15,730
EUR	752,020	Deutsche Bank AG	06/16/16	828,125	(29,506)
EUR	183,001	Barclays Bank plc	08/18/16	200,190	(8,966)
EUR	2,909,965	Citibank N.A.	08/18/16	3,315,204	(10,659)
EUR	13,478,307	Deutsche Bank AG	08/18/16	14,752,681	(651,974)
EUR	9,349,061	Deutsche Bank AG	08/18/16	10,669,709	(15,539)
EUR	3,500,000	Deutsche Bank AG	08/18/16	3,995,250	(4,977)
EUR	9,213,000	Goldman Sachs Bank USA	08/18/16	10,483,933	(45,808)
EUR	870,600	JPMorgan Chase Bank N.A.	08/18/16	991,970	(3,058)
EUR	87,929	JPMorgan Chase Bank N.A.	08/18/16	96,184	(4,312)
GBP	930,342	Deutsche Bank AG	04/28/16	1,346,019	9,719
GBP	2,053,243	Deutsche Bank AG	08/18/16	2,998,659	47,772
JPY	99,997,600	Citibank N.A.	08/18/16	852,874	(39,542)
JPY	1,732,843,000	Deutsche Bank AG	08/18/16	14,818,248	(646,296)
JPY	572,153,750	Deutsche Bank AG	08/18/16	5,143,325	37,209
JPY	88,300,000	HSBC Bank plc	08/18/16	791,928	3,906

MIST-224

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
JPY	259,100,000	JPMorgan Chase Bank N.A.	08/18/16	$2,323,371	$11,065
JPY	149,719,000	JPMorgan Chase Bank N.A.	08/18/16	1,276,502	(59,647)
JPY	547,555,500	Morgan Stanley & Co. LLC	08/18/16	4,911,781	25,189
JPY	258,876,042	JPMorgan Chase Bank N.A.	09/02/16	2,538,000	226,463
JPY	102,408,333	JPMorgan Chase Bank N.A.	09/02/16	870,627	(43,791)
MXN	5,200,000	Deutsche Bank AG	10/20/16	295,681	(53)
MYR	1,700,000	Deutsche Bank AG	08/18/16	384,659	(46,702)
NZD	15,746,441	Deutsche Bank AG	08/18/16	10,324,942	(488,706)

Net Unrealized Depreciation					$(971,505)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
Canada Government Bond 5 Year Futures	06/21/16	80	CAD	10,005,672	$(20,383)
U.S. Treasury Note 2 Year Futures	06/30/16	423	USD	92,591,791	(60,541)

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/21/16	(9)	USD	(1,464,444)	(15,493)
U.S. Treasury Note 10 Year Futures	06/21/16	(20)	USD	(2,587,126)	(20,687)
U.S. Treasury Note 5 Year Futures	06/30/16	(590)	USD	(71,021,020)	(465,777)
U.S. Treasury Ultra Long Bond Futures	06/21/16	(8)	USD	(1,369,171)	(11,079)

Net Unrealized Depreciation					$(593,960)

Written Options

Foreign Currency Written Options	Strike Price	Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
USD Call/CAD Put	CAD 1.510	JPMorgan Chase Bank N.A.	04/19/16	(1,600,000)	$(14,617)	$—	$14,617

Swap Agreements

Cross-Currency Swaps

Receive	Pay	Maturity Date (a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.125% based on the notional amount of currency received	10/13/17	Citibank N.A.	$2,241,399	CHF2,000,000	$136,719	$—	$136,719
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.125% based on the notional amount of currency received	10/13/17	JPMorgan Chase Bank N.A.	781,250	CHF 750,000	(38,845)	1,058	(39,903)

Totals						$97,874	$1,058	$96,816

(a)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

MIST-225

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Receive	3M LIBOR	2.000%	06/15/23	USD	26,530,000	$(275,222)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.25	(5.000%)	12/20/20	4.294%	USD	2,800,000	$2,782

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Unrealized Depreciation
ITRAXX.EUR.FIN.S25	1.000%	06/20/21	0.894%	EUR	16,755,000	$(17,360)

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 5.000%, due 01/15/15	(1.000%)	09/20/17	Credit Suisse International	0.514%	USD	2,000,000	$(14,319)	$4,498	$(18,817)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/16	Citibank N.A.	3.826%	USD	3,000,000	(7,868)	(140,925)	133,057
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Citibank N.A.	6.338%	USD	2,500,000	92,097	(129,684)	221,781
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Credit Suisse International	6.338%	USD	5,000,000	192,924	(249,868)	442,792
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Credit Suisse International	6.338%	USD	5,000,000	192,924	(228,025)	420,949
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Credit Suisse International	6.338%	USD	2,000,000	77,169	(86,028)	163,197
CSC Holdings LLC 5.000%, due 09/20/18	(5.000%)	09/20/18	Barclays Bank plc	1.709%	USD	2,500,000	(199,360)	(146,999)	(52,361)
Canadian Natural Resources, Ltd. 1.000%, due 12/20/20	(1.000%)	12/20/20	Barclays Bank plc	2.978%	USD	3,400,000	288,488	629,465	(340,977)
Centex Corp. 5.250%, due 06/15/15	(5.000%)	06/20/16	Credit Suisse International	0.092%	USD	6,000,000	(66,153)	(737,831)	671,678
Century Link 6.000%, due 04/01/17	(5.000%)	06/20/17	Barclays Bank plc	0.706%	USD	1,000,000	(52,466)	(97,281)	44,815
Constellation Brands, Inc. 7.250%, due 09/01/16	(5.000%)	09/20/16	Barclays Bank plc	0.132%	USD	2,000,000	(46,628)	(241,928)	195,300
DPL, Inc. 7.250%, due 10/25/21	(5.000%)	12/20/16	JPMorgan Chase Bank N.A.	0.589%	USD	1,131,000	(36,293)	(104,572)	68,279
Dell, Inc. 7.100%, due 04/15/28	(1.000%)	06/20/16	Citibank N.A.	1.106%	USD	1,500,000	355	(2,575)	2,930
Embarq Corp. 7.082%, due 06/01/16	(5.000%)	06/20/16	Credit Suisse International	0.285%	USD	2,071,000	(21,929)	(247,588)	225,659
Hospitality Properties Trust 5.125%, due 02/15/15	(5.000%)	03/20/17	Credit Suisse International	0.333%	USD	5,000,000	(223,937)	(663,898)	439,961

MIST-226

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Kinder Morgan Energy Partners L.P. 5.000%, due 03/20/18	(5.000%)	03/20/18	Citibank N.A.	1.286%	USD	1,500,000	$(108,391)	$(136,049)	$27,658
Kinder Morgan Energy Partners L.P. 3.950%, due 09/01/22	(5.000%)	03/20/20	Citibank N.A.	2.093%	USD	5,000,000	(544,449)	(1,063,304)	518,855
Kinder Morgan Energy Partners L.P. 1.000%, due 12/20/20	(1.000%)	12/20/20	Citibank N.A.	2.341%	USD	170,000	9,943	18,134	(8,191)
Kinder Morgan Energy Partners L.P. 1.000%, due 12/20/20	(1.000%)	12/20/20	JPMorgan Chase Bank N.A.	2.341%	USD	430,000	25,151	44,082	(18,931)
LANXESS AG 1.000%, due 12/20/20	(1.000%)	12/20/20	Citibank N.A.	0.816%	EUR	3,150,000	(30,969)	27,173	(58,142)
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	06/20/18	Citibank N.A.	0.735%	USD	5,500,000	(517,549)	(628,661)	111,112
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	09/20/19	Citibank N.A.	1.293%	USD	1,350,000	(169,106)	(155,949)	(13,157)
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	09/20/19	Credit Suisse International	1.293%	USD	2,000,000	(250,527)	(285,162)	34,635
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	12/20/19	Citibank N.A.	1.392%	USD	2,000,000	(259,990)	(264,588)	4,598
Lennar Corp. 5.000%, due 12/20/20	(5.000%)	12/20/20	JPMorgan Chase Bank N.A.	1.779%	USD	1,100,000	(158,211)	(110,002)	(48,209)
Owens-Illinois, Inc. 7.800%, due 05/15/18	(5.000%)	06/20/18	Citibank N.A.	0.238%	USD	1,000,000	(105,689)	(117,750)	12,061
Owens-Illinois, Inc. 7.800%, due 05/15/18	(5.000%)	06/20/18	Citibank N.A.	0.238%	USD	2,000,000	(113,061)	(209,855)	96,794
PPL Energy Supply LLC 5.500%, due 05/01/18	(5.000%)	06/20/16	JPMorgan Chase Bank N.A.	1.144%	USD	3,000,000	(25,932)	(252,981)	227,049
PPL Energy Supply LLC 6.500%, due 05/01/18	(5.000%)	06/20/16	JPMorgan Chase Bank N.A.	1.144%	USD	3,000,000	(25,932)	(253,214)	227,282
Rite Aid Corp. 5.000%, due 12/20/20	(5.000%)	12/20/20	JPMorgan Chase Bank N.A.	1.303%	USD	3,700,000	(621,521)	(684,996)	63,475
Springleaf Finance Corp. 6.900%, due 12/15/17	(5.000%)	09/20/16	JPMorgan Chase Bank N.A.	2.163%	USD	3,000,000	(40,410)	(164,236)	123,826
Springleaf Finance Corp. 5.000%, due 06/20/20	(5.000%)	06/20/20	Barclays Bank plc	3.986%	USD	1,000,000	(37,558)	(92,698)	55,140
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	12/05/16	Barclays Bank plc	0.638%	USD	2,500,000	(79,307)	(230,083)	150,776
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	03/20/19	Barclays Bank plc	2.639%	USD	4,500,000	(302,708)	(362,651)	59,943
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	03/20/19	Citibank N.A.	2.639%	USD	2,500,000	(168,171)	(220,999)	52,828
Toys “R” Us, Inc. 7.375%, due 10/15/18	(5.000%)	12/20/18	JPMorgan Chase Bank N.A.	10.186%	USD	2,200,000	263,313	550,000	(286,687)
Weatherford International, Ltd. 4.500%, due 04/15/22	(5.000%)	06/20/17	Credit Suisse International	3.285%	USD	5,000,000	(102,374)	(269,888)	167,514
Yum! Brands, Inc. 5.000%, due 03/20/18	(5.000%)	03/20/18	Citibank N.A.	0.912%	USD	1,300,000	(103,919)	(119,871)	15,952
Yum! Brands, Inc. 5.000%, due 03/20/18	(5.000%)	03/20/18	Credit Suisse International	0.912%	USD	400,000	(31,975)	(36,272)	4,297

Totals							$(3,324,338)	$(7,463,059)	$4,138,721

MIST-227

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Swap Agreements—(Continued)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 5.650%, due 05/01/18	1.000%	09/20/17	Credit Suisse International	0.514%	USD	2,000,000	$14,319	$(4,498)	$18,817
Beazer Homes USA, Inc. 9.125%, due 05/15/19	5.000%	09/20/19	Citibank N.A.	6.680%	USD	1,350,000	(69,429)	28,152	(97,581)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	5.000%	12/20/19	Citibank N.A.	6.968%	USD	2,000,000	(127,076)	59,704	(186,780)
Beazer Homes USA, Inc. 5.000%, due 12/20/20	5.000%	12/20/20	JPMorgan Chase Bank N.A.	7.896%	USD	1,100,000	(121,802)	(120,729)	(1,073)
Celanese U.S. Holdings LLC 3.246%, due 10/31/16	1.800%	06/20/16	Credit Suisse International	0.402%	USD	500,000	1,569	—	1,569
China Government International Bond 7.500%, due 10/28/27	1.000%	09/20/20	Barclays Bank plc	1.033%	USD	3,000,000	(4,223)	7,341	(11,564)
Electricite de France S.A. 5.625%, due 02/21/33	1.000%	09/20/20	Barclays Bank plc	0.738%	EUR	3,300,000	43,899	87,530	(43,631)
Engie S.A. 5.125%, due 02/19/18	1.000%	09/20/20	Barclays Bank plc	0.629%	EUR	2,300,000	43,482	75,856	(32,374)
Orange S.A. 5.625%, due 05/22/18	1.000%	09/20/20	Citibank N.A.	0.590%	EUR	3,300,000	69,023	70,842	(1,819)
Republic of Lithuania 4.500%, due 03/05/13	1.000%	06/20/16	Credit Suisse International	0.085%	USD	400,000	822	(18,566)	19,388
Solvay S.A. 1.000%, due 12/20/20	1.000%	12/20/20	Citibank N.A.	1.017%	EUR	3,150,000	(2,913)	(81,966)	79,053
Tenet Healthcare Corp. 6.875%, due 11/15/31	5.000%	12/20/18	Barclays Bank plc	2.359%	USD	2,500,000	173,944	169,065	4,879
United Mexico States 5.950%, due 03/19/19	1.000%	06/20/20	Citibank N.A.	1.302%	USD	1,600,000	(19,710)	(20,033)	323
iHeartCommunications, Inc. 6.875%, due 06/15/18	5.000%	06/20/18	Barclays Bank plc	67.146%	USD	1,600,000	(1,109,853)	(360,000)	(749,853)

Totals							$(1,107,948)	$(107,302)	$(1,000,646)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Cash in the amount of $40,000 has been received at the custodian bank for the OTC swap contracts.

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar

MIST-228

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(USD)—	United States Dollar
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(ITRAXX.EUR.FIN)—	Markit iTraxx Europe Senior Financials Index
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$660,590,570	$—	$660,590,570
Total Asset-Backed Securities*	—	210,446,941	—	210,446,941
Total U.S. Treasury & Government Agencies*	—	204,758,535	—	204,758,535
Total Mortgage-Backed Securities*	—	167,402,180	—	167,402,180
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	68,995,171	—	68,995,171
Total Foreign Government*	—	47,420,619	—	47,420,619
Total Municipals	—	5,262,966	—	5,262,966
Total Common Stock*	—	47,594	—	47,594
Total Purchased Options*	—	25	—	25
Short-Term Investments
Discount Note	—	13,344,000	—	13,344,000
Mutual Fund	26,669,930	—	—	26,669,930
Repurchase Agreement	—	5,762,096	—	5,762,096
Total Short-Term Investments	26,669,930	19,106,096	—	45,776,026
Total Net Investments	$26,669,930	$1,384,030,697	$—	$1,410,700,627

Collateral for Securities Loaned (Liability)	$—	$(26,669,930)	$—	$(26,669,930)
Forward Contracts
Forward Foreign Currency Exchange
Contracts (Unrealized Appreciation)	$—	$1,614,058	$—	$1,614,058
Forward Foreign Currency Exchange
Contracts (Unrealized Depreciation)	—	(2,585,563)	—	(2,585,563)
Total Forward Contracts	$—	$(971,505)	$—	$(971,505)

MIST-229

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(593,960)	$—	$—	$(593,960)
Written Options at Value	$—	$0	$—	$0
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,782	$—	$2,782
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(292,582)	—	(292,582)
Total Centrally Cleared Swap Contracts	$—	$(289,800)	$—	$(289,800)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,626,141	$—	$1,626,141
OTC Swap Contracts at Value (Liabilities)	—	(5,960,553)	—	(5,960,553)
Total OTC Swap Contracts	$—	$(4,334,412)	$—	$(4,334,412)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2016
Common Stocks
Health Care Providers & Services	$26,439	$(26,439)	$—	$—
Floating Rate Loans
Healthcare-Products	95,418	(95,418)	—	—

Total	$121,857	$(121,857)	$—	$—

Common Stocks in the amount of $26,439 and Corporate Bonds & Notes in the amount of $95,418 were transferred out level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MIST-230

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Foreign Government—75.3% of Net Assets

Security Description	Principal Amount*	Value

Brazil—4.9%
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/18 (BRL)	10,440,000	$2,322,185
Brazil Notas do Tesouro Nacional 6.000%, 08/15/16 (BRL) (a)	3,245,000	2,554,447
6.000%, 08/15/18 (BRL) (a)	4,225,000	3,307,988
6.000%, 05/15/19 (BRL) (a)	2,420,000	1,896,805
6.000%, 08/15/20 (BRL) (a)	430,000	335,849
6.000%, 08/15/22 (BRL) (a)	6,930,000	5,327,931
6.000%, 05/15/23 (BRL) (a)	1,070,000	820,022
6.000%, 08/15/24 (BRL) (a)	1,140,000	871,807
6.000%, 05/15/45 (BRL) (a)	6,400,000	4,775,192
10.000%, 01/01/17 (BRL)	49,680,000	13,477,244
10.000%, 01/01/19 (BRL)	6,700,000	1,728,826
10.000%, 01/01/21 (BRL)	79,115,000	19,278,893
10.000%, 01/01/23 (BRL)	8,350,000	1,968,732
10.000%, 01/01/25 (BRL)	4,810,000	1,085,146
10.000%, 01/01/27 (BRL)	13,370,000	2,971,953

		62,723,020

Hungary—1.0%
Hungary Government International Bonds 6.250%, 01/29/20	8,925,000	9,922,636
6.375%, 03/29/21	2,928,000	3,326,384

		13,249,020

Indonesia—4.8%
Indonesia Treasury Bonds 5.625%, 05/15/23 (IDR)	96,951,000,000	6,446,218
7.000%, 05/15/22 (IDR)	81,607,000,000	5,926,662
8.250%, 07/15/21 (IDR)	37,100,000,000	2,895,926
8.375%, 03/15/24 (IDR)	81,624,000,000	6,373,259
8.375%, 09/15/26 (IDR)	19,458,000,000	1,535,069
8.375%, 03/15/34 (IDR)	49,720,000,000	3,788,207
9.000%, 03/15/29 (IDR)	9,426,000,000	754,329
10.000%, 09/15/24 (IDR)	186,070,000,000	15,797,006
10.000%, 02/15/28 (IDR)	34,960,000,000	2,999,521
10.250%, 07/15/22 (IDR)	31,762,000,000	2,684,727
11.500%, 09/15/19 (IDR)	7,238,000,000	609,040
12.800%, 06/15/21 (IDR)	133,179,000,000	12,206,970
12.900%, 06/15/22 (IDR)	1,823,000,000	171,513

		62,188,447

Lithuania—0.5%
Lithuania Government International Bond 7.375%, 02/11/20 (144A)	5,140,000	6,088,330

Malaysia—11.0%
Bank Negara Malaysia Monetary Notes 0.487%, 04/19/16 (MYR) (b)	4,067,000	1,041,413
0.770%, 05/03/16 (MYR) (b)	4,310,000	1,102,631
0.831%, 05/12/16 (MYR) (b)	3,300,000	843,743
1.263%, 06/07/16 (MYR) (b)	17,450,000	4,454,211
1.511%, 07/05/16 (MYR) (b)	10,040,000	2,557,929
1.613%, 07/19/16 (MYR) (b)	5,620,000	1,430,455

Malaysia—(Continued)
Bank Negara Malaysia Monetary Notes
1.910%, 09/15/16 (MYR) (b)	14,350,000	3,638,114
1.951%, 09/22/16 (MYR) (b)	12,560,000	3,182,694
1.982%, 10/06/16 (MYR) (b)	1,870,000	473,375
1.998%, 10/11/16 (MYR) (b)	7,250,000	1,834,606
2.019%, 10/18/16 (MYR) (b)	5,620,000	1,421,414
Malaysia Government Bonds 3.172%, 07/15/16 (MYR)	91,288,000	23,465,356
3.314%, 10/31/17 (MYR)	27,310,000	7,055,255
3.394%, 03/15/17 (MYR)	119,020,000	30,698,588
3.814%, 02/15/17 (MYR)	11,870,000	3,072,579
4.012%, 09/15/17 (MYR)	20,230,000	5,275,184
4.262%, 09/15/16 (MYR)	180,173,000	46,597,961
Malaysia Treasury Bills 0.674%, 04/29/16 (MYR) (b)	930,000	237,976
0.730%, 05/06/16 (MYR) (b)	10,000	2,558
1.036%, 05/27/16 (MYR) (b)	360,000	91,948
1.717%, 08/05/16 (MYR) (b)	4,050,000	1,029,649
1.877%, 01/20/17 (MYR) (b)	9,450,000	2,374,124

		141,881,763

Mexico—20.5%
Mexican Bonos 5.000%, 06/15/17 (MXN)	178,610,000	10,451,763
6.250%, 06/16/16 (MXN)	124,988,000	7,269,143
7.250%, 12/15/16 (MXN)	311,355,000	18,420,047
7.750%, 12/14/17 (MXN)	950,800,000	58,291,893
Mexican Udibonos 2.500%, 12/10/20 (MXN) (a)	13,387,696	780,504
3.500%, 12/14/17 (MXN) (a)	24,728,310	1,484,459
4.000%, 06/13/19 (MXN) (a)	16,959,200	1,039,286
5.000%, 06/16/16 (MXN) (a)	24,722,866	1,435,436
Mexico Cetes 0.402%, 04/14/16 (MXN) (b)	4,162,947,000	24,060,165
0.680%, 04/21/16 (MXN) (b)	129,422,000	747,460
0.761%, 04/28/16 (MXN) (b)	2,114,523,000	12,203,104
1.123%, 05/12/16 (MXN) (b)	746,213,000	4,300,200
1.286%, 05/26/16 (MXN) (b)	3,040,538,000	17,496,361
1.288%, 05/19/16 (MXN) (b)	92,126,000	530,510
1.484%, 06/09/16 (MXN) (b)	1,719,638,000	9,879,696
1.638%, 06/23/16 (MXN) (b)	4,341,785,000	24,905,300
1.755%, 07/07/16 (MXN) (b)	3,311,001,000	18,963,782
1.853%, 07/21/16 (MXN) (b)	450,274,000	2,574,856
1.985%, 08/04/16 (MXN) (b)	2,103,428,000	12,009,049
2.252%, 08/18/16 (MXN) (b)	1,456,921,000	8,304,470
2.451%, 10/13/16 (MXN) (b)	1,641,268,000	9,295,878
2.469%, 09/01/16 (MXN) (b)	156,498,000	890,582
2.597%, 12/08/16 (MXN) (b)	2,741,648,000	15,429,709
3.057%, 02/02/17 (MXN) (b)	592,925,000	3,315,540

		264,079,193

Peru—0.2%
Peru Government Bond 7.840%, 08/12/20 (PEN)	5,663,000	1,832,489

MIST-231

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Philippines—4.8%
Philippine Government Bonds 1.625%, 04/25/16 (PHP)	1,175,540,000	$25,526,413
2.125%, 05/23/18 (PHP)	279,500,000	5,991,953
2.875%, 05/22/17 (PHP)	97,980,000	2,158,816
5.875%, 01/31/18 (PHP)	44,290,000	1,004,781
Philippine Treasury Bills 0.381%, 05/04/16 (PHP) (b)	2,030,000	44,020
0.592%, 06/08/16 (PHP) (b)	14,960,000	324,050
0.705%, 07/20/16 (PHP) (b)	516,970,000	11,162,611
0.728%, 08/24/16 (PHP) (b)	31,460,000	678,994
0.733%, 08/03/16 (PHP) (b)	45,240,000	976,701
0.769%, 09/14/16 (PHP) (b)	11,020,000	236,844
1.021%, 02/22/17 (PHP) (b)	42,280,000	906,216
1.027%, 01/18/17 (PHP) (b)	560,080,000	11,965,632
1.030%, 03/15/17 (PHP) (b)	22,030,000	470,072
1.108%, 12/07/16 (PHP) (b)	15,090,000	324,283

		61,771,386

Poland—4.3%
Poland Government Bonds Zero Coupon, 07/25/16 (PLN)	107,520,000	28,688,752
1.750%, 01/25/17 (PLN) (c)	28,518,000	7,659,168
1.750%, 01/25/21 (PLN) (c)	28,929,000	7,651,702
4.750%, 10/25/16 (PLN)	38,260,000	10,446,123
4.750%, 04/25/17 (PLN)	1,320,000	366,212

		54,811,957

Portugal—0.9%
Portugal Government International Bond 5.125%, 10/15/24 (144A)	11,910,000	11,983,366

Serbia—1.7%
Serbia International Bonds 4.875%, 02/25/20 (144A)	2,400,000	2,436,763
5.250%, 11/21/17 (144A)	1,720,000	1,773,805
7.250%, 09/28/21 (144A)	16,260,000	18,170,550

		22,381,118

Slovenia—0.2%
Slovenia Government International Bond 5.500%, 10/26/22 (144A)	2,560,000	2,895,529

South Korea—15.7%
Korea Monetary Stabilization Bonds Zero Coupon, 04/19/16 (KRW)	3,466,300,000	3,028,760
1.520%, 09/09/16 (KRW)	2,370,700,000	2,073,092
1.530%, 10/08/16 (KRW)	6,485,400,000	5,671,878
1.560%, 08/09/16 (KRW)	10,378,600,000	9,076,928
1.560%, 10/02/17 (KRW)	37,369,200,000	32,715,042
1.570%, 07/09/16 (KRW)	10,130,600,000	8,859,934
1.570%, 01/09/17 (KRW)	1,094,900,000	957,925
1.610%, 11/09/16 (KRW)	12,475,400,000	10,916,029
1.620%, 06/09/16 (KRW)	817,900,000	715,344
1.700%, 08/02/17 (KRW)	8,336,400,000	7,310,504

South Korea—(Continued)
Korea Monetary Stabilization Bonds
1.960%, 02/02/17 (KRW)	275,400,000	241,804
2.070%, 12/02/16 (KRW)	10,448,300,000	9,170,960
2.220%, 10/02/16 (KRW)	1,595,700,000	1,400,336
2.460%, 08/02/16 (KRW)	9,348,700,000	8,200,942
2.790%, 06/02/16 (KRW)	7,884,300,000	6,909,352
2.800%, 04/02/16 (KRW)	14,113,890,000	12,342,508
Korea Treasury Bonds 1.500%, 06/10/19 (KRW)	3,765,000,000	3,288,535
1.750%, 12/10/18 (KRW)	6,400,500,000	5,641,512
2.000%, 12/10/17 (KRW)	22,392,700,000	19,752,413
2.000%, 03/10/21 (KRW)	8,784,860,000	7,845,719
2.750%, 06/10/16 (KRW)	2,696,060,000	2,363,202
2.750%, 09/10/19 (KRW)	1,504,000,000	1,369,874
3.000%, 12/10/16 (KRW)	48,321,540,000	42,687,576

		202,540,169

Sri Lanka—0.7%
Sri Lanka Government Bonds 6.400%, 08/01/16 (LKR)	56,200,000	381,003
6.400%, 10/01/16 (LKR)	35,400,000	238,539
7.500%, 08/15/18 (LKR)	25,830,000	161,074
8.000%, 06/15/17 (LKR)	13,890,000	92,031
8.000%, 11/15/18 (LKR)	243,630,000	1,523,197
8.000%, 11/01/19 (LKR)	13,890,000	83,438
8.250%, 03/01/17 (LKR)	540,000	3,618
8.500%, 04/01/18 (LKR)	170,110,000	1,098,279
8.500%, 06/01/18 (LKR)	1,410,000	9,048
8.500%, 07/15/18 (LKR)	45,000,000	288,195
9.000%, 05/01/21 (LKR)	3,530,000	20,815
9.250%, 05/01/20 (LKR)	55,880,000	342,136
10.600%, 07/01/19 (LKR)	340,660,000	2,225,462
10.600%, 09/15/19 (LKR)	55,760,000	362,935
11.000%, 08/01/21 (LKR)	219,060,000	1,396,902
11.200%, 07/01/22 (LKR)	26,640,000	169,756

		8,396,428

Ukraine—4.1%
Ukraine Government International Bonds Zero Coupon, 05/31/40 (144A)	12,785,000	4,179,161
7.750%, 09/01/19 (144A)	1,664,461	1,566,174
7.750%, 09/01/20 (144A)	6,665,000	6,251,437
7.750%, 09/01/21 (144A)	6,429,000	5,951,582
7.750%, 09/01/22 (144A)	6,429,000	5,882,535
7.750%, 09/01/23 (144A)	6,206,000	5,613,948
7.750%, 09/01/24 (144A)	6,206,000	5,547,854
7.750%, 09/01/25 (144A)	6,206,000	5,501,309
7.750%, 09/01/26 (144A)	6,206,000	5,476,050
7.750%, 09/01/27 (144A)	6,095,000	5,379,142
Ukreximbank Via Biz Finance plc 9.750%, 01/22/25 (144A)	1,330,000	1,117,200

		52,466,392

Total Foreign Government (Cost $1,007,162,188)		969,288,607

MIST-232

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Short-Term Investments—23.4%

Security Description	Principal Amount*	Value

Discount Note—11.8%
Federal Home Loan Bank 0.010%, 04/01/16 (b)	151,490,000	$151,490,000

Repurchase Agreement—11.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $149,191,266 on 04/01/16, collateralized by $142,390,000 U.S. Treasury Note at 2.625% due 11/15/20 with a value of $152,179,313.	149,191,142	149,191,142

Total Short-Term Investments (Cost $300,681,142)		300,681,142

Total Investments—98.7% (Cost $1,307,843,330) (d)		1,269,969,749
Other assets and liabilities (net)—1.3%		16,800,397

Net Assets—100.0%		$1,286,770,146

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents current yield to maturity.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	As of March 31, 2016, the aggregate cost of investments was $1,307,843,330. The aggregate unrealized appreciation and depreciation of investments were $19,384,443 and $(57,258,024), respectively, resulting in net unrealized depreciation of $(37,873,581).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $95,814,735, which is 7.4% of net assets.
(BRL)—	Brazilian Real
(IDR)—	Indonesian Rupiah
(KRW)—	South Korean Won
(LKR)—	Sri Lankan Rupee
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PEN)—	Peruvian Nuevo Sol
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty

Top Sectors as of March 31, 2016 (Unaudited)	% of Net Assets
Global Government Investment Grade	28.3%
Global Government High Yield	47.0%

75.3%

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	438,100,000	Barclays Bank plc	04/04/16	USD	630,360	$23,619
CLP	67,982,000	Deutsche Bank AG	04/07/16	USD	93,792	7,667
CLP	296,547,000	Deutsche Bank AG	04/11/16	USD	436,227	6,219
CLP	317,298,500	Morgan Stanley & Co.	04/11/16	USD	462,602	10,805
CLP	93,075,000	Deutsche Bank AG	04/18/16	USD	135,896	2,879
CLP	91,925,000	Deutsche Bank AG	04/21/16	USD	124,492	12,529
CLP	986,595,000	Morgan Stanley & Co.	04/21/16	USD	1,348,120	122,474
CLP	113,400,000	Morgan Stanley & Co.	04/22/16	USD	154,013	15,002
CLP	29,117,000	Deutsche Bank AG	04/28/16	USD	40,152	3,220
CLP	438,100,000	Barclays Bank plc	05/02/16	USD	648,845	3,495
CLP	9,313,680,000	JPMorgan Chase Bank N.A.	05/05/16	USD	13,033,417	831,021
CLP	845,200,000	Morgan Stanley & Co.	05/05/16	USD	1,182,313	75,860
CLP	101,783,000	Deutsche Bank AG	05/09/16	USD	141,277	10,186
CLP	635,908,000	Morgan Stanley & Co.	05/12/16	USD	884,680	61,371
CLP	96,622,000	Deutsche Bank AG	05/16/16	USD	134,277	9,420
CLP	986,595,000	Morgan Stanley & Co.	05/17/16	USD	1,382,173	84,973
CLP	202,610,000	Barclays Bank plc	05/18/16	USD	285,688	15,584
CLP	433,400,000	Deutsche Bank AG	05/18/16	USD	605,671	38,775
CLP	246,100,000	JPMorgan Chase Bank N.A.	05/24/16	USD	351,020	14,732
CLP	141,690,000	Deutsche Bank AG	05/26/16	USD	202,945	7,597
CLP	244,579,000	Deutsche Bank AG	05/31/16	USD	346,694	16,579
CLP	46,749,000	Citibank N.A.	06/02/16	USD	66,732	2,693
CLP	108,963,000	Deutsche Bank AG	06/02/16	USD	155,163	6,652
CLP	248,948,000	Deutsche Bank AG	06/03/16	USD	356,149	13,519
CLP	845,200,000	Morgan Stanley & Co.	06/06/16	USD	1,213,531	41,201
CLP	46,326,000	JPMorgan Chase Bank N.A.	06/10/16	USD	67,513	1,235

MIST-233

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	317,298,500	Morgan Stanley & Co.	06/10/16	USD	459,820	$11,051
CLP	96,622,000	Deutsche Bank AG	06/13/16	USD	140,103	3,245
CLP	296,547,000	Deutsche Bank AG	06/14/16	USD	433,517	6,399
CLP	687,600,000	JPMorgan Chase Bank N.A.	06/14/16	USD	1,005,043	14,984
CLP	9,249,063,000	Deutsche Bank AG	06/20/16	USD	13,352,191	360,955
CLP	1,155,000,000	Barclays Bank plc	06/23/16	USD	1,692,060	19,938
EUR	1,005,008	Barclays Bank plc	04/01/16	USD	1,144,676	(1,078)
IDR	894,320,000,000	JPMorgan Chase Bank N.A.	03/14/17	USD	63,880,000	(454,299)
IDR	133,413,773,145	JPMorgan Chase Bank N.A.	03/15/17	USD	9,570,572	(111,335)
INR	16,661,000	Deutsche Bank AG	04/27/16	USD	242,472	8,059
INR	163,760,484	Deutsche Bank AG	04/29/16	USD	2,375,740	85,826
INR	228,261,000	HSBC Bank plc	04/29/16	USD	3,311,956	119,149
INR	69,899,500	HSBC Bank plc	05/05/16	USD	1,010,364	39,178
INR	110,978,417	Deutsche Bank AG	05/09/16	USD	1,613,661	51,486
INR	1,228,565,000	HSBC Bank plc	05/16/16	USD	17,689,539	721,036
INR	2,900,000,000	HSBC Bank plc	05/17/16	USD	41,934,905	1,515,059
INR	14,658,000	JPMorgan Chase Bank N.A.	05/23/16	USD	211,001	8,381
MXN	260,397,780	HSBC Bank plc	10/07/16	USD	15,152,620	(326,740)
MYR	21,469,000	HSBC Bank plc	04/01/16	USD	4,749,253	753,502
MYR	54,230,000	JPMorgan Chase Bank N.A.	07/27/16	USD	13,851,852	(71,835)
MYR	7,610,828	HSBC Bank plc	08/08/16	USD	1,898,435	33,998
MYR	21,469,000	HSBC Bank plc	10/04/16	USD	5,414,218	16,847
SGD	1,398,000	HSBC Bank plc	08/17/16	USD	993,957	42,201

Contracts to Deliver
AUD	23,199,000	JPMorgan Chase Bank N.A.	05/18/16	USD	16,424,892	(1,322,387)
AUD	5,331,000	Citibank N.A.	05/19/16	USD	3,755,583	(322,456)
AUD	16,989,000	JPMorgan Chase Bank N.A.	05/19/16	USD	11,960,256	(1,035,769)
AUD	13,314,000	Citibank N.A.	06/14/16	USD	9,528,297	(644,452)
AUD	19,754,000	JPMorgan Chase Bank N.A.	06/14/16	USD	14,293,105	(800,216)
AUD	190,000	Citibank N.A.	06/17/16	USD	136,411	(8,742)
AUD	383,100	Citibank N.A.	06/20/16	USD	291,447	(1,187)
AUD	960,000	JPMorgan Chase Bank N.A.	06/20/16	USD	728,381	(4,922)
AUD	29,844,000	JPMorgan Chase Bank N.A.	06/22/16	USD	22,630,705	(163,788)
AUD	13,227,000	Citibank N.A.	09/14/16	USD	9,528,466	(537,455)
AUD	13,389,000	JPMorgan Chase Bank N.A.	12/12/16	USD	9,528,670	(623,952)
AUD	6,655,000	JPMorgan Chase Bank N.A.	12/14/16	USD	4,764,181	(281,777)
CLP	438,100,000	Barclays Bank plc	04/04/16	USD	650,434	(3,544)
EUR	1,005,008	Barclays Bank plc	04/01/16	USD	1,097,439	(46,160)
EUR	1,865,900	Citibank N.A.	04/08/16	USD	2,070,742	(52,732)
EUR	4,186,153	Deutsche Bank AG	04/13/16	USD	4,532,892	(231,857)
EUR	1,069,000	JPMorgan Chase Bank N.A.	04/13/16	USD	1,217,281	527
EUR	1,911,000	Standard Chartered Bank	04/13/16	USD	2,050,933	(124,199)
EUR	3,696,678	HSBC Bank plc	04/18/16	USD	3,938,810	(269,429)
EUR	281,896	Barclays Bank plc	04/21/16	USD	319,113	(1,821)
EUR	274,083	JPMorgan Chase Bank N.A.	04/21/16	USD	298,605	(13,434)
EUR	989,372	Barclays Bank plc	04/22/16	USD	1,071,228	(55,190)
EUR	3,529,000	Deutsche Bank AG	04/27/16	USD	3,907,309	(111,112)
EUR	8,218,000	Deutsche Bank AG	04/28/16	USD	9,111,297	(246,695)
EUR	14,777,000	Bank of America N.A.	04/29/16	USD	16,556,151	(271,192)
EUR	692,175	Barclays Bank plc	04/29/16	USD	756,523	(31,693)
EUR	840,650	Citibank N.A.	04/29/16	USD	938,594	(18,698)
EUR	82,860,000	Deutsche Bank AG	04/29/16	USD	92,533,905	(1,823,112)
EUR	1,370,039	Deutsche Bank AG	04/29/16	USD	1,518,140	(41,995)
EUR	4,118,000	Goldman Sachs & Co.	04/29/16	USD	4,567,191	(122,191)
EUR	1,200,000	Goldman Sachs & Co.	04/29/16	USD	1,345,404	(21,099)
EUR	5,010,000	Standard Chartered Bank	04/29/16	USD	5,517,513	(187,636)

MIST-234

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	4,170,000	Bank of America N.A.	05/04/16	USD	4,617,024	$(132,272)
EUR	3,083,128	Barclays Bank plc	05/05/16	USD	3,467,201	(44,340)
EUR	652,963	Barclays Bank plc	05/06/16	USD	712,268	(31,449)
EUR	7,580,000	Goldman Sachs & Co.	05/09/16	USD	8,285,092	(349,217)
EUR	2,440,000	Goldman Sachs & Co.	05/12/16	USD	2,624,098	(155,534)
EUR	1,623,000	Morgan Stanley & Co.	05/12/16	USD	1,754,009	(94,903)
EUR	17,552,000	Standard Chartered Bank	05/12/16	USD	18,850,146	(1,144,979)
EUR	7,408,999	Goldman Sachs & Co.	05/16/16	USD	8,016,018	(425,280)
EUR	2,080,000	Barclays Bank plc	05/18/16	USD	2,389,088	19,138
EUR	86,267	Deutsche Bank AG	05/19/16	USD	92,269	(6,026)
EUR	469,000	Barclays Bank plc	05/23/16	USD	525,995	(8,463)
EUR	1,287,000	Deutsche Bank AG	05/23/16	USD	1,442,109	(24,518)
EUR	1,154,000	Goldman Sachs & Co.	05/24/16	USD	1,240,342	(74,761)
EUR	1,115,456	Barclays Bank plc	05/26/16	USD	1,299,255	28,000
EUR	195,330	Barclays Bank plc	06/06/16	USD	217,290	(5,396)
EUR	1,380,000	Deutsche Bank AG	06/06/16	USD	1,469,838	(103,431)
EUR	3,548,416	Barclays Bank plc	06/09/16	USD	3,907,906	(137,876)
EUR	10,839,830	Citibank N.A.	06/09/16	USD	11,936,582	(422,619)
EUR	8,070,000	Deutsche Bank AG	06/09/16	USD	8,877,807	(323,329)
EUR	714,000	HSBC Bank plc	06/09/16	USD	785,336	(28,742)
EUR	2,023,000	Morgan Stanley & Co.	06/09/16	USD	2,227,030	(79,525)
EUR	263,000	Standard Chartered Bank	06/09/16	USD	285,932	(13,931)
EUR	2,021,800	Deutsche Bank AG	06/13/16	USD	2,290,497	(15,002)
EUR	1,529,000	Bank of America N.A.	06/15/16	USD	1,685,050	(58,618)
EUR	3,307,000	Deutsche Bank AG	06/15/16	USD	3,736,612	(34,681)
EUR	1,546,000	Deutsche Bank AG	06/15/16	USD	1,761,729	(1,325)
EUR	651,717	Barclays Bank plc	06/16/16	USD	726,743	(16,499)
EUR	462,068	Citibank N.A.	06/16/16	USD	515,495	(11,464)
EUR	225,000	JPMorgan Chase Bank N.A.	06/16/16	USD	250,994	(5,604)
EUR	399,325	Barclays Bank plc	06/23/16	USD	451,660	(3,853)
EUR	685,747	Barclays Bank plc	06/24/16	USD	771,873	(10,389)
EUR	4,150,100	Bank of America N.A.	06/30/16	USD	4,662,679	(72,488)
EUR	1,815,000	Barclays Bank plc	06/30/16	USD	2,032,954	(37,918)
EUR	1,815,000	Barclays Bank plc	06/30/16	USD	2,038,245	(32,627)
EUR	205,485	Deutsche Bank AG	06/30/16	USD	230,575	(3,879)
EUR	1,620,000	HSBC Bank plc	06/30/16	USD	1,817,826	(30,556)
EUR	1,005,008	Barclays Bank plc	07/01/16	USD	1,147,943	1,213
EUR	14,641,000	Barclays Bank plc	07/06/16	USD	16,046,536	(661,913)
EUR	10,266,434	Deutsche Bank AG	07/07/16	USD	11,085,387	(631,174)
EUR	1,069,000	JPMorgan Chase Bank N.A.	07/13/16	USD	1,219,943	(308)
EUR	12,261,000	JPMorgan Chase Bank N.A.	07/15/16	USD	13,387,663	(609,097)
EUR	3,870,000	Morgan Stanley & Co.	07/18/16	USD	4,272,480	(145,849)
EUR	13,037,000	Barclays Bank plc	07/19/16	USD	14,280,730	(603,962)
EUR	913,000	Barclays Bank plc	07/21/16	USD	1,001,027	(41,442)
EUR	4,966,000	Morgan Stanley & Co.	07/22/16	USD	5,428,583	(241,825)
EUR	609,000	Deutsche Bank AG	07/25/16	USD	671,569	(23,888)
EUR	12,323,000	JPMorgan Chase Bank N.A.	07/25/16	USD	13,416,543	(655,899)
EUR	799,500	Citibank N.A.	07/28/16	USD	882,836	(30,261)
EUR	1,858,400	Citibank N.A.	07/29/16	USD	2,032,474	(90,050)
EUR	9,760,000	Deutsche Bank AG	07/29/16	USD	10,690,616	(456,523)
EUR	146,322	Barclays Bank plc	08/05/16	USD	161,522	(5,637)
EUR	5,009,000	Citibank N.A.	08/05/16	USD	5,540,705	(181,595)
EUR	5,009,000	HSBC Bank plc	08/05/16	USD	5,529,435	(192,866)
EUR	1,362,600	JPMorgan Chase Bank N.A.	08/05/16	USD	1,504,344	(52,295)
EUR	649,410	Citibank N.A.	08/10/16	USD	713,279	(28,738)
EUR	1,943,000	Deutsche Bank AG	08/11/16	USD	2,144,965	(75,190)
EUR	650,000	Morgan Stanley & Co.	08/15/16	USD	733,892	(8,929)

MIST-235

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,912,000	JPMorgan Chase Bank N.A.	08/16/16	USD	2,161,640	$(23,474)
EUR	650,000	Morgan Stanley & Co.	08/17/16	USD	728,774	(14,100)
EUR	2,341,000	Barclays Bank plc	08/18/16	USD	2,620,691	(54,890)
EUR	1,313,000	Deutsche Bank AG	08/22/16	USD	1,464,494	(36,372)
EUR	720,000	Deutsche Bank AG	09/02/16	USD	787,392	(35,943)
EUR	1,516,100	Deutsche Bank AG	09/06/16	USD	1,653,155	(80,778)
EUR	4,440,000	Deutsche Bank AG	10/03/16	USD	5,033,184	(49,549)
EUR	2,310,000	JPMorgan Chase Bank N.A.	10/07/16	USD	2,610,046	(34,752)
EUR	3,012,496	Deutsche Bank AG	10/11/16	USD	3,416,170	(33,478)
EUR	3,220,000	Goldman Sachs & Co.	10/11/16	USD	3,648,646	(38,617)
EUR	3,821,000	HSBC Bank plc	10/13/16	USD	4,333,434	(42,384)
EUR	1,079,000	JPMorgan Chase Bank N.A.	10/13/16	USD	1,234,506	(1,168)
EUR	2,313,904	Barclays Bank plc	10/27/16	USD	2,576,011	(75,328)
EUR	92,609	Deutsche Bank AG	11/04/16	USD	103,148	(2,999)
EUR	1,618,000	Deutsche Bank AG	11/09/16	USD	1,778,991	(75,904)
EUR	9,537,000	Citibank N.A.	11/14/16	USD	10,308,162	(627,312)
EUR	1,525,000	Deutsche Bank AG	11/14/16	USD	1,660,451	(88,170)
EUR	413,121	JPMorgan Chase Bank N.A.	11/14/16	USD	446,466	(27,234)
EUR	309,733	Deutsche Bank AG	11/17/16	USD	336,593	(18,600)
EUR	1,340,000	JPMorgan Chase Bank N.A.	12/15/16	USD	1,491,326	(47,033)
EUR	13,187,000	Barclays Bank plc	01/11/17	USD	14,516,645	(638,636)
EUR	8,953,000	Standard Chartered Bank	01/13/17	USD	9,850,091	(440,070)
EUR	12,208,000	JPMorgan Chase Bank N.A.	01/19/17	USD	13,520,421	(514,335)
EUR	670,000	Deutsche Bank AG	01/23/17	USD	739,948	(30,434)
EUR	8,440,000	Deutsche Bank AG	02/03/17	USD	9,312,021	(396,874)
EUR	3,073,000	Barclays Bank plc	02/08/17	USD	3,482,093	(53,636)
EUR	6,590,000	Goldman Sachs & Co.	02/09/17	USD	7,438,792	(143,834)
EUR	419,000	HSBC Bank plc	02/10/17	USD	471,476	(10,657)
EUR	2,938,000	Barclays Bank plc	02/13/17	USD	3,366,654	(14,440)
EUR	900,000	Goldman Sachs & Co.	02/13/17	USD	1,024,740	(10,993)
EUR	1,022,000	Goldman Sachs & Co.	02/16/17	USD	1,165,458	(10,819)
EUR	446,000	Standard Chartered Bank	02/16/17	USD	508,186	(5,141)
EUR	3,298,000	Barclays Bank plc	02/22/17	USD	3,704,808	(91,981)
EUR	1,120,359	Bank of America N.A.	02/28/17	USD	1,249,290	(40,830)
EUR	1,673,320	Deutsche Bank AG	02/28/17	USD	1,867,676	(59,191)
JPY	100,800,000	Citibank N.A.	04/13/16	USD	843,769	(52,157)
JPY	177,260,000	Barclays Bank plc	04/18/16	USD	1,496,939	(78,781)
JPY	104,580,000	JPMorgan Chase Bank N.A.	04/20/16	USD	880,140	(49,553)
JPY	627,180,000	JPMorgan Chase Bank N.A.	04/21/16	USD	5,318,781	(256,857)
JPY	106,500,000	JPMorgan Chase Bank N.A.	04/21/16	USD	903,201	(43,586)
JPY	796,134,720	Deutsche Bank AG	05/13/16	USD	6,687,960	(393,683)
JPY	791,049,590	Morgan Stanley & Co.	05/13/16	USD	6,649,096	(387,315)
JPY	93,849,000	Standard Chartered Bank	05/16/16	USD	767,794	(67,057)
JPY	8,630,050	Bank of America N.A.	05/18/16	USD	70,508	(6,266)
JPY	8,617,300	Citibank N.A.	05/18/16	USD	72,880	(3,781)
JPY	8,604,125	Bank of America N.A.	05/19/16	USD	72,344	(4,202)
JPY	8,627,500	Barclays Bank plc	05/19/16	USD	72,524	(4,229)
JPY	379,208,000	Citibank N.A.	05/19/16	USD	3,093,808	(279,756)
JPY	8,634,400	HSBC Bank plc	05/19/16	USD	72,935	(3,880)
JPY	275,190,000	JPMorgan Chase Bank N.A.	05/20/16	USD	2,317,068	(131,177)
JPY	79,941,000	HSBC Bank plc	05/25/16	USD	654,096	(57,191)
JPY	427,709,000	Barclays Bank plc	05/26/16	USD	3,632,348	(173,352)
JPY	350,622,000	Standard Chartered Bank	05/26/16	USD	2,957,837	(161,953)
JPY	462,800,000	Citibank N.A.	06/08/16	USD	3,756,625	(362,749)
JPY	693,100,000	HSBC Bank plc	06/09/16	USD	5,645,746	(523,766)
JPY	596,690,000	Barclays Bank plc	06/10/16	USD	4,805,196	(506,348)
JPY	895,640,000	Citibank N.A.	06/10/16	USD	7,218,537	(754,164)

MIST-236

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	635,480,000	HSBC Bank plc	06/10/16	USD	5,126,286	$(530,555)
JPY	210,400,000	Deutsche Bank AG	06/13/16	USD	1,708,541	(164,594)
JPY	588,770,000	JPMorgan Chase Bank N.A.	06/13/16	USD	4,776,399	(465,264)
JPY	119,465,000	Citibank N.A.	06/16/16	USD	974,024	(89,667)
JPY	930,530,000	HSBC Bank plc	06/16/16	USD	7,760,884	(524,357)
JPY	248,300,000	JPMorgan Chase Bank N.A.	06/16/16	USD	2,023,511	(187,299)
JPY	929,100,000	Deutsche Bank AG	06/17/16	USD	7,680,607	(592,228)
JPY	599,020,000	Citibank N.A.	06/20/16	USD	4,943,674	(390,714)
JPY	930,710,000	Deutsche Bank AG	06/22/16	USD	7,616,285	(672,520)
JPY	811,652,000	Barclays Bank plc	06/30/16	USD	6,619,651	(611,118)
JPY	296,207,000	Deutsche Bank AG	07/07/16	USD	2,503,948	(135,581)
JPY	554,560,000	Barclays Bank plc	07/15/16	USD	4,718,053	(225,085)
JPY	360,500,000	JPMorgan Chase Bank N.A.	07/15/16	USD	3,064,330	(149,031)
JPY	183,890,000	HSBC Bank plc	07/19/16	USD	1,565,754	(73,604)
JPY	248,150,000	Standard Chartered Bank	07/19/16	USD	2,129,257	(82,972)
JPY	353,334,000	Citibank N.A.	07/25/16	USD	2,872,681	(277,922)
JPY	544,000,000	JPMorgan Chase Bank N.A.	07/25/16	USD	4,422,045	(428,685)
JPY	411,460,000	Barclays Bank plc	07/29/16	USD	3,368,550	(300,870)
JPY	342,205,982	Deutsche Bank AG	07/29/16	USD	2,903,151	(148,659)
JPY	408,503,000	Citibank N.A.	08/10/16	USD	3,306,833	(337,767)
JPY	105,370,000	Barclays Bank plc	08/12/16	USD	854,277	(85,884)
JPY	196,520,000	JPMorgan Chase Bank N.A.	08/16/16	USD	1,751,180	(2,515)
JPY	109,360,000	JPMorgan Chase Bank N.A.	08/16/16	USD	981,481	5,580
JPY	338,124,000	Deutsche Bank AG	08/18/16	USD	2,746,475	(271,071)
JPY	639,006,000	HSBC Bank plc	08/22/16	USD	5,185,895	(517,645)
JPY	457,974,000	JPMorgan Chase Bank N.A.	08/22/16	USD	3,716,220	(371,492)
JPY	151,705,000	Barclays Bank plc	08/24/16	USD	1,237,600	(116,561)
JPY	149,920,000	Deutsche Bank AG	08/24/16	USD	1,334,996	(3,232)
JPY	446,759,000	JPMorgan Chase Bank N.A.	08/26/16	USD	3,792,167	(196,011)
JPY	256,658,000	Deutsche Bank AG	08/29/16	USD	2,157,697	(133,711)
JPY	244,017,000	JPMorgan Chase Bank N.A.	08/29/16	USD	2,050,589	(127,961)
JPY	468,190,000	Barclays Bank plc	08/31/16	USD	4,176,911	(3,321)
JPY	150,260,000	JPMorgan Chase Bank N.A.	08/31/16	USD	1,257,390	(84,206)
JPY	488,094,000	HSBC Bank plc	09/01/16	USD	4,334,760	(23,340)
JPY	578,374,700	Barclays Bank plc	09/09/16	USD	5,123,847	(41,820)
JPY	109,701,956	Citibank N.A.	09/16/16	USD	971,089	(8,941)
JPY	383,980,000	Barclays Bank plc	09/20/16	USD	3,178,906	(251,894)
JPY	109,297,635	Barclays Bank plc	09/20/16	USD	916,657	(59,900)
JPY	465,903,000	Citibank N.A.	09/23/16	USD	4,201,109	37,897
JPY	200,950,000	Morgan Stanley & Co.	09/23/16	USD	1,812,761	17,114
JPY	250,376,450	Barclays Bank plc	09/26/16	USD	2,233,460	(4,091)
JPY	160,844,000	Deutsche Bank AG	09/26/16	USD	1,449,541	12,119
JPY	55,370,000	JPMorgan Chase Bank N.A.	10/19/16	USD	471,479	(23,811)
JPY	698,590,000	Barclays Bank plc	10/24/16	USD	5,882,492	(367,822)
JPY	94,232,353	Citibank N.A.	11/09/16	USD	782,921	(60,765)
JPY	229,154,000	Citibank N.A.	11/14/16	USD	1,883,096	(169,023)
JPY	8,128,806,420	Goldman Sachs & Co.	11/14/16	USD	66,807,532	(5,987,539)
JPY	157,477,000	HSBC Bank plc	11/14/16	USD	1,293,074	(117,164)
JPY	92,567,000	JPMorgan Chase Bank N.A.	11/14/16	USD	759,487	(69,469)
JPY	119,300,000	Morgan Stanley & Co.	11/16/16	USD	982,823	(85,625)
JPY	306,357,000	Deutsche Bank AG	11/18/16	USD	2,522,765	(221,199)
JPY	425,961,000	Citibank N.A.	11/21/16	USD	3,494,491	(321,234)
JPY	174,225,000	Goldman Sachs & Co.	01/10/17	USD	1,487,120	(76,984)
JPY	44,450,000	Citibank N.A.	01/17/17	USD	381,722	(17,453)
JPY	133,330,000	Standard Chartered Bank	01/17/17	USD	1,141,534	(55,812)
JPY	55,370,000	JPMorgan Chase Bank N.A.	01/19/17	USD	478,261	(19,024)
JPY	105,570,000	Deutsche Bank AG	01/23/17	USD	914,620	(33,689)

MIST-237

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	359,980,000	Goldman Sachs & Co.	01/27/17	USD	3,073,009	$(161,182)
JPY	189,600,000	JPMorgan Chase Bank N.A.	01/27/17	USD	1,618,590	(84,845)
JPY	2,961,408,150	Deutsche Bank AG	01/30/17	USD	25,285,247	(1,324,713)
JPY	443,025,359	HSBC Bank plc	01/31/17	USD	3,783,308	(197,710)
JPY	218,400,000	Citibank N.A.	02/16/17	USD	1,982,031	18,078
JPY	109,070,000	Citibank N.A.	02/16/17	USD	965,413	(15,394)
JPY	105,370,000	Deutsche Bank AG	02/16/17	USD	930,091	(17,445)
JPY	156,373,020	Goldman Sachs & Co.	02/16/17	USD	1,406,068	(110)
JPY	133,761,000	Goldman Sachs & Co.	02/16/17	USD	1,182,993	(19,848)
JPY	164,870,000	HSBC Bank plc	02/16/17	USD	1,463,365	(19,222)
JPY	164,783,000	JPMorgan Chase Bank N.A.	02/16/17	USD	1,455,179	(26,626)
JPY	54,700,000	Barclays Bank plc	02/27/17	USD	494,709	2,578
JPY	300,880,000	HSBC Bank plc	02/27/17	USD	2,716,970	9,977
JPY	144,240,000	HSBC Bank plc	02/27/17	USD	1,302,481	4,765
JPY	36,614,000	Deutsche Bank AG	03/01/17	USD	329,047	(396)
JPY	338,400,000	JPMorgan Chase Bank N.A.	03/03/17	USD	3,035,685	(9,421)
JPY	159,900,000	HSBC Bank plc	03/06/17	USD	1,423,865	(15,197)
JPY	109,471,259	JPMorgan Chase Bank N.A.	03/24/17	USD	994,506	8,491
JPY	66,105,000	JPMorgan Chase Bank N.A.	03/31/17	USD	590,244	(5,356)
KRW	19,207,000,000	HSBC Bank plc	04/18/16	USD	15,852,513	(936,529)
KRW	13,993,000,000	HSBC Bank plc	04/25/16	USD	11,334,908	(894,277)
KRW	4,624,000,000	HSBC Bank plc	04/25/16	USD	3,740,065	(301,080)
KRW	5,187,000,000	HSBC Bank plc	04/26/16	USD	4,193,667	(339,394)
KRW	6,255,000,000	HSBC Bank plc	05/02/16	USD	5,049,078	(416,477)
KRW	8,216,000,000	Citibank N.A.	05/12/16	USD	6,839,001	(338,204)
KRW	3,446,000,000	Citibank N.A.	05/16/16	USD	2,848,876	(161,118)
KRW	2,057,000,000	Citibank N.A.	05/16/16	USD	1,710,176	(86,561)
KRW	15,389,000,000	HSBC Bank plc	05/17/16	USD	12,682,148	(759,408)
KRW	8,488,000,000	HSBC Bank plc	05/18/16	USD	6,975,387	(438,284)
KRW	27,933,000,000	Citibank N.A.	05/19/16	USD	22,709,996	(1,686,890)
KRW	7,690,000,000	Deutsche Bank AG	05/23/16	USD	6,223,949	(491,863)
KRW	14,004,000,000	HSBC Bank plc	05/24/16	USD	11,334,728	(894,897)
KRW	4,392,000,000	HSBC Bank plc	05/31/16	USD	3,547,781	(287,042)
KRW	12,505,000,000	HSBC Bank plc	06/02/16	USD	10,097,845	(820,187)
KRW	17,622,000,000	Goldman Sachs & Co.	06/07/16	USD	14,244,950	(1,138,725)
KRW	6,146,000,000	Citibank N.A.	06/16/16	USD	5,052,199	(312,015)
KRW	7,689,000,000	Deutsche Bank AG	06/20/16	USD	6,437,003	(273,310)
KRW	8,193,000,000	Citibank N.A.	09/19/16	USD	6,761,575	(377,498)
KRW	11,175,000,000	HSBC Bank plc	09/19/16	USD	9,153,834	(583,642)
KRW	13,944,000,000	HSBC Bank plc	09/26/16	USD	11,986,075	(162,860)
KRW	14,010,000,000	HSBC Bank plc	09/28/16	USD	11,954,945	(251,108)
MXN	260,397,780	HSBC Bank plc	10/07/16	USD	15,235,959	410,079
MYR	21,469,000	HSBC Bank plc	04/01/16	USD	5,420,370	(82,386)
MYR	54,230,000	JPMorgan Chase Bank N.A.	07/27/16	USD	12,647,659	(1,132,358)
MYR	7,610,828	HSBC Bank plc	08/08/16	USD	1,774,086	(158,348)
SGD	1,398,000	HSBC Bank plc	08/17/16	USD	979,499	(56,660)

Cross Currency Contracts to Buy
IDR	40,930,000,000	JPMorgan Chase Bank N.A.	06/23/16	AUD	3,720,909	205,464
IDR	17,930,000,000	JPMorgan Chase Bank N.A.	06/24/16	AUD	1,633,415	87,197
MYR	48,436,950	JPMorgan Chase Bank N.A.	04/08/16	JPY	1,326,876,964	619,336
MYR	44,900,000	JPMorgan Chase Bank N.A.	04/13/16	JPY	1,262,604,164	277,724
MYR	116,701,051	JPMorgan Chase Bank N.A.	07/08/16	EUR	24,574,333	1,644,238
MYR	10,283,480	Deutsche Bank AG	10/17/16	EUR	2,123,633	167,232

Net Unrealized Depreciation						$(50,006,812)

MIST-238

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Receive	3M LIBOR	3.018%	08/22/23	JPMorgan Chase Bank N.A.	USD	26,870,000	$(3,031,084)	$—	$(3,031,084)
Receive	3M LIBOR	3.848%	08/22/43	JPMorgan Chase Bank N.A.	USD	15,360,000	(5,868,815)	—	(5,868,815)

Totals							$(8,899,899)	$—	$(8,899,899)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Receive	3M LIBOR	0.926%	10/17/17	USD	74,980,000	$(140,294)
Receive	3M LIBOR	1.817%	02/03/25	USD	8,640,000	(185,536)
Receive	3M LIBOR	1.914%	01/22/25	USD	35,110,000	(1,048,834)
Receive	3M LIBOR	1.937%	01/29/25	USD	6,480,000	(205,859)
Receive	3M LIBOR	1.942%	01/30/25	USD	5,480,000	(176,012)
Receive	3M LIBOR	1.970%	01/23/25	USD	43,890,000	(1,515,276)
Receive	3M LIBOR	1.973%	01/27/25	USD	25,900,000	(901,020)
Receive	3M LIBOR	2.731%	07/07/24	USD	14,050,000	(1,354,974)

Net Unrealized Depreciation						$(5,527,805)

(AUD)—	Australian Dollar
(CLP)—	Chilean Peso
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-239

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$969,288,607	$—	$969,288,607
Short-Term Investments
Discount Note	—	151,490,000	—	151,490,000
Repurchase Agreement	—	149,191,142	—	149,191,142
Total Short-Term Investments	—	300,681,142	—	300,681,142
Total Investments	$—	$1,269,969,749	$—	$1,269,969,749

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,827,348	$—	$8,827,348
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(58,834,160)	—	(58,834,160)
Total Forward Contracts	$—	$(50,006,812)	$—	$(50,006,812)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(5,527,805)	$—	$(5,527,805)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(8,899,899)	$—	$(8,899,899)

*	See Schedule of Investments for additional detailed categorizations.

MIST-240

Met Investors Series Trust

Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
Honeywell International, Inc.	250,467	$28,064,827
Lockheed Martin Corp.	98,180	21,746,870
Northrop Grumman Corp.	63,306	12,528,257
Raytheon Co.	70,158	8,603,476

		70,943,430

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.	21,890	1,624,895
FedEx Corp.	51,212	8,333,216
XPO Logistics, Inc. (a) (b)	135,280	4,153,096

		14,111,207

Airlines—0.2%
American Airlines Group, Inc.	55,157	2,261,989
Southwest Airlines Co.	43,800	1,962,240

		4,224,229

Banks—4.5%
Bank of America Corp.	2,536,710	34,296,319
PNC Financial Services Group, Inc. (The)	255,731	21,627,171
Wells Fargo & Co.	890,675	43,073,043

		98,996,533

Beverages—4.3%
Anheuser-Busch InBev S.A. (ADR)	46,167	5,755,178
Coca-Cola Co. (The)	152,774	7,087,186
Constellation Brands, Inc. - Class A	56,160	8,485,215
Dr Pepper Snapple Group, Inc.	101,897	9,111,630
Molson Coors Brewing Co. - Class B	107,741	10,362,529
Monster Beverage Corp. (a)	148,482	19,804,529
PepsiCo, Inc.	332,975	34,123,278

		94,729,545

Biotechnology—1.5%
Alkermes plc (a)	91,306	3,121,752
Alnylam Pharmaceuticals, Inc. (a) (b)	12,520	785,880
Anacor Pharmaceuticals, Inc. (a) (b)	15,420	824,199
Bluebird Bio, Inc. (a) (b)	21,390	909,075
Celgene Corp. (a)	66,550	6,660,989
Chiasma, Inc. (a)	59,570	545,661
Dicerna Pharmaceuticals, Inc. (a) (b)	107,968	578,708
GlycoMimetics, Inc. (a) (b)	108,511	646,725
Incyte Corp. (a) (b)	52,680	3,817,720
Ironwood Pharmaceuticals, Inc. (a) (b)	147,503	1,613,683
Karyopharm Therapeutics, Inc. (a)	89,952	802,372
Nivalis Therapeutics, Inc. (a) (b)	81,810	341,148
Novavax, Inc. (a) (b)	220,250	1,136,490
Otonomy, Inc. (a) (b)	68,439	1,021,110
PTC Therapeutics, Inc. (a) (b)	70,790	455,888
Regeneron Pharmaceuticals, Inc. (a)	14,728	5,308,560
Regulus Therapeutics, Inc. (a) (b)	76,840	532,501
Syndax Pharmaceuticals, Inc. (a)	57,780	769,630
TESARO, Inc. (a) (b)	39,060	1,719,812
Trevena, Inc. (a) (b)	168,677	1,394,959
Voyager Therapeutics, Inc. (a) (b)	10,800	94,284

		33,081,146

Building Products—0.4%
Fortune Brands Home & Security, Inc. (b)	85,870	4,812,155
Owens Corning	100,835	4,767,479

		9,579,634

Capital Markets—1.2%
Ameriprise Financial, Inc.	22,803	2,143,710
BlackRock, Inc.	14,860	5,060,870
Goldman Sachs Group, Inc. (The)	45,180	7,092,356
Invesco, Ltd.	127,948	3,936,960
Northern Trust Corp.	88,340	5,757,118
Raymond James Financial, Inc.	11,770	560,370
WisdomTree Investments, Inc. (b)	146,350	1,672,781

		26,224,165

Chemicals—2.1%
Cabot Corp.	109,470	5,290,685
Celanese Corp. - Series A	134,163	8,787,676
Dow Chemical Co. (The)	147,381	7,495,798
International Flavors & Fragrances, Inc. (b)	65,292	7,428,271
LyondellBasell Industries NV - Class A	35,470	3,035,523
Mosaic Co. (The) (b)	118,280	3,193,560
Sherwin-Williams Co. (The)	37,429	10,654,913

		45,886,426

Commercial Services & Supplies—0.5%
Waste Management, Inc.	171,832	10,138,088

Communications Equipment—0.3%
Arista Networks, Inc. (a) (b)	114,140	7,202,234

Construction Materials—0.7%
CRH plc (ADR)	129,020	3,635,784
Martin Marietta Materials, Inc. (b)	24,670	3,935,112
Summit Materials, Inc. - Class A (a)	143,318	2,787,535
Vulcan Materials Co.	43,250	4,565,902

		14,924,333

Consumer Finance—2.1%
American Express Co.	344,418	21,147,265
Capital One Financial Corp.	164,320	11,389,019
Santander Consumer USA Holdings, Inc. (a)	1,215,570	12,751,330

		45,287,614

Containers & Packaging—1.0%
Ball Corp. (b)	153,821	10,965,899
International Paper Co.	196,030	8,045,071
Owens-Illinois, Inc. (a)	135,060	2,155,558

		21,166,528

Diversified Financial Services—0.6%
Intercontinental Exchange, Inc.	15,409	3,623,272
MarketAxess Holdings, Inc. (b)	15,120	1,887,430
Markit, Ltd. (a)	84,506	2,987,287
MSCI, Inc.	57,834	4,284,343

		12,782,332

MIST-241

Met Investors Series Trust

Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—3.4%
Avangrid, Inc.	140,610	$5,639,867
Duke Energy Corp.	105,400	8,503,672
Edison International	121,920	8,764,829
Eversource Energy	78,610	4,586,107
Exelon Corp.	208,190	7,465,693
NextEra Energy, Inc.	194,310	22,994,646
PG&E Corp.	152,420	9,102,522
Pinnacle West Capital Corp.	43,030	3,230,262
Westar Energy, Inc.	62,237	3,087,578

		73,375,176

Electrical Equipment—0.8%
AMETEK, Inc.	145,770	7,285,585
Eaton Corp. plc	149,020	9,322,691

		16,608,276

Electronic Equipment, Instruments & Components—0.1%
National Instruments Corp. (b)	81,110	2,442,222

Energy Equipment & Services—0.7%
Baker Hughes, Inc.	69,340	3,039,172
Ensco plc - Class A (b)	38,570	399,971
Forum Energy Technologies, Inc. (a) (b)	182,540	2,409,528
Halliburton Co.	106,910	3,818,825
Patterson-UTI Energy, Inc. (b)	126,175	2,223,204
Tenaris S.A. (ADR)	90,830	2,248,951
Tesco Corp.	199,020	1,713,562

		15,853,213

Food & Staples Retailing—1.7%
Costco Wholesale Corp.	71,423	11,254,836
CVS Health Corp.	137,610	14,274,285
Walgreens Boots Alliance, Inc.	143,890	12,121,294

		37,650,415

Food Products—1.3%
Mondelez International, Inc. - Class A	555,782	22,297,974
Post Holdings, Inc. (a)	98,690	6,786,911

		29,084,885

Gas Utilities—0.2%
UGI Corp.	120,540	4,856,557

Health Care Equipment & Supplies—4.4%
Abbott Laboratories	92,588	3,872,956
Baxter International, Inc.	198,757	8,164,938
Becton Dickinson & Co.	59,627	9,052,571
Boston Scientific Corp. (a)	643,730	12,108,561
ConforMIS, Inc. (a) (b)	140,400	1,509,300
Medtronic plc	516,116	38,708,700
St. Jude Medical, Inc.	161,690	8,892,950
Stryker Corp.	127,090	13,635,486

		95,945,462

Health Care Providers & Services—3.5%
Aetna, Inc.	103,420	11,619,237
Cardinal Health, Inc.	79,510	6,515,844
HCA Holdings, Inc. (a)	172,720	13,480,796
McKesson Corp.	87,885	13,819,916
UnitedHealth Group, Inc.	230,204	29,673,296

		75,109,089

Hotels, Restaurants & Leisure—1.1%
Las Vegas Sands Corp. (b)	60,460	3,124,573
McDonald’s Corp.	71,860	9,031,365
Starbucks Corp.	117,053	6,988,064
Wingstop, Inc. (a)	5,500	124,740
Wyndham Worldwide Corp. (b)	73,236	5,597,427

		24,866,169

Household Durables—0.8%
Mohawk Industries, Inc. (a)	92,200	17,600,980

Household Products—1.2%
Colgate-Palmolive Co.	369,813	26,127,288

Industrial Conglomerates—1.8%
Danaher Corp.	323,690	30,705,233
General Electric Co.	234,950	7,469,061

		38,174,294

Insurance—5.1%
Aflac, Inc.	97,387	6,149,015
Allstate Corp. (The)	35,080	2,363,340
American International Group, Inc.	454,901	24,587,399
Assured Guaranty, Ltd.	410,235	10,378,945
Hartford Financial Services Group, Inc. (The)	310,267	14,297,103
Marsh & McLennan Cos., Inc.	359,910	21,878,929
Principal Financial Group, Inc.	134,333	5,299,437
Prudential Financial, Inc.	143,690	10,377,292
XL Group plc	410,810	15,117,808

		110,449,268

Internet & Catalog Retail—2.9%
Amazon.com, Inc. (a)	71,863	42,660,751
Expedia, Inc.	60,251	6,496,263
Priceline Group, Inc. (The) (a)	11,626	14,985,449

		64,142,463

Internet Software & Services—4.1%
Alphabet, Inc. - Class A (a)	77,752	59,317,001
Facebook, Inc. - Class A (a)	271,450	30,972,445

		90,289,446

IT Services—4.2%
Accenture plc - Class A	114,112	13,168,525
Alliance Data Systems Corp. (a)	28,448	6,258,560
Automatic Data Processing, Inc.	119,221	10,695,316
Cognizant Technology Solutions Corp. - Class A (a)	97,053	6,085,223

MIST-242

Met Investors Series Trust

Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Genpact, Ltd. (a)	400,611	$10,892,613
Global Payments, Inc. (b)	166,232	10,854,950
Visa, Inc. - Class A (b)	367,260	28,088,045
WEX, Inc. (a)	69,121	5,761,926

		91,805,158

Life Sciences Tools & Services—0.4%
Thermo Fisher Scientific, Inc.	65,460	9,268,481

Machinery—1.2%
Illinois Tool Works, Inc.	176,330	18,063,245
Pentair plc (b)	161,730	8,775,470

		26,838,715

Media—4.3%
Comcast Corp. - Class A	599,700	36,629,676
DreamWorks Animation SKG, Inc. - Class A (a) (b)	200,410	5,000,229
Interpublic Group of Cos., Inc. (The)	242,749	5,571,090
Time Warner Cable, Inc.	145,840	29,841,781
Twenty-First Century Fox, Inc. - Class A	629,023	17,537,161

		94,579,937

Metals & Mining—0.1%
Reliance Steel & Aluminum Co.	16,810	1,163,084
Steel Dynamics, Inc.	55,070	1,239,626

		2,402,710

Multi-Utilities—1.4%
Ameren Corp.	95,430	4,781,043
Dominion Resources, Inc.	185,275	13,917,858
Sempra Energy	113,610	11,821,121

		30,520,022

Oil, Gas & Consumable Fuels—4.2%
Anadarko Petroleum Corp.	42,278	1,968,886
Cobalt International Energy, Inc. (a) (b)	1,196,187	3,552,675
ConocoPhillips	135,070	5,439,269
EOG Resources, Inc.	71,680	5,202,534
Hess Corp.	33,870	1,783,256
Marathon Petroleum Corp.	137,160	5,099,609
Newfield Exploration Co. (a)	426,970	14,196,753
Noble Energy, Inc.	152,020	4,774,948
ONEOK, Inc. (b)	62,133	1,855,291
PBF Energy, Inc. - Class A	232,808	7,729,226
PDC Energy, Inc. (a) (b)	105,940	6,298,133
Pioneer Natural Resources Co. (b)	136,745	19,245,491
Spectra Energy Corp.	198,100	6,061,860
TransCanada Corp. (b)	122,350	4,809,579
WPX Energy, Inc. (a) (b)	504,928	3,529,447

		91,546,957

Paper & Forest Products—0.3%
Boise Cascade Co. (a)	264,992	5,490,634

Personal Products—1.1%
Coty, Inc. - Class A (b)	228,147	6,349,331
Estee Lauder Cos., Inc. (The) - Class A	183,445	17,300,698

		23,650,029

Pharmaceuticals—5.2%
Aerie Pharmaceuticals, Inc. (a) (b)	47,790	581,126
Allergan plc (a)	91,640	24,562,269
AstraZeneca plc (ADR) (b)	329,480	9,278,157
Bristol-Myers Squibb Co.	357,100	22,811,548
Eli Lilly & Co.	143,070	10,302,471
Johnson & Johnson	164,430	17,791,326
Merck & Co., Inc.	383,283	20,279,504
Mylan NV (a)	169,055	7,835,699
MyoKardia, Inc. (a) (b)	77,600	831,096

		114,273,196

Professional Services—1.4%
Equifax, Inc.	64,819	7,408,164
ManpowerGroup, Inc.	43,444	3,537,210
Nielsen Holdings plc	167,165	8,802,909
TransUnion (a)	368,720	10,180,359

		29,928,642

Real Estate Investment Trusts—3.4%
American Tower Corp.	171,599	17,566,590
AvalonBay Communities, Inc.	108,245	20,588,199
Public Storage	59,400	16,384,302
Simon Property Group, Inc.	88,631	18,407,772

		72,946,863

Road & Rail—0.5%
Genesee & Wyoming, Inc. - Class A (a) (b)	47,932	3,005,337
Kansas City Southern (b)	8,114	693,341
Knight Transportation, Inc. (b)	85,856	2,245,134
Norfolk Southern Corp.	26,350	2,193,638
Swift Transportation Co. (a) (b)	117,480	2,188,652

		10,326,102

Semiconductors & Semiconductor Equipment—2.4%
Applied Materials, Inc.	269,070	5,698,903
Broadcom, Ltd.	31,880	4,925,460
Cavium, Inc. (a) (b)	18,800	1,149,808
First Solar, Inc. (a)	17,548	1,201,511
Lam Research Corp.	56,976	4,706,218
Linear Technology Corp.	201,170	8,964,135
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	27,950	1,223,930
Microchip Technology, Inc. (b)	125,720	6,059,704
NXP Semiconductors NV (a)	29,181	2,365,704
ON Semiconductor Corp. (a)	143,000	1,371,370
Skyworks Solutions, Inc.	183,680	14,308,672
SunEdison Semiconductor, Ltd. (a) (b)	104,030	674,114
SunPower Corp. (a) (b)	19,620	438,311

		53,087,840

MIST-243

Met Investors Series Trust

Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—3.9%
Adobe Systems, Inc. (a)	98,710	$9,258,998
Electronic Arts, Inc. (a)	137,760	9,107,314
Microsoft Corp.	839,944	46,390,107
Salesforce.com, Inc. (a)	139,150	10,273,444
ServiceNow, Inc. (a) (b)	114,870	7,027,747
SS&C Technologies Holdings, Inc. (b)	49,953	3,168,019

		85,225,629

Specialty Retail—1.9%
Advance Auto Parts, Inc.	132,467	21,239,759
L Brands, Inc. (b)	77,638	6,817,393
Ross Stores, Inc.	24,985	1,446,631
Signet Jewelers, Ltd.	103,295	12,811,679

		42,315,462

Technology Hardware, Storage & Peripherals—3.2%
Apple, Inc.	566,426	61,734,770
Pure Storage, Inc. - Class A (a) (b)	608,805	8,334,540

		70,069,310

Textiles, Apparel & Luxury Goods—1.8%
NIKE, Inc. - Class B	381,448	23,447,608
Ralph Lauren Corp. (b)	21,630	2,082,104
Under Armour, Inc. - Class A (a) (b)	102,290	8,677,261
VF Corp.	78,090	5,057,108

		39,264,081

Tobacco—1.4%
Altria Group, Inc.	479,178	30,025,294

Total Common Stocks (Cost $1,991,110,814)		2,155,417,709

Short-Term Investments—8.8%
Security Description	Shares/ Principal Amount*	Value

Mutual Fund—7.8%
State Street Navigator Securities Lending MET Portfolio (c)	168,751,147	168,751,147

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $22,285,615 on 04/01/16, collateralized by $22,480,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $22,732,900.	22,285,596	22,285,596

Total Short-Term Investments (Cost $191,036,743)		191,036,743

Total Investments—107.6% (Cost $2,182,147,557) (d)		2,346,454,452
Other assets and liabilities (net)—(7.6)%		(165,553,853)

Net Assets—100.0%		$2,180,900,599

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $183,642,838 and the collateral received consisted of cash in the amount of $168,751,147 and non-cash collateral with a value of $18,339,234. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $2,182,147,557. The aggregate unrealized appreciation and depreciation of investments were $258,519,556 and $(94,212,661), respectively, resulting in net unrealized appreciation of $164,306,895.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
S&P 500 E-Mini Index Futures	06/17/16	109	USD	10,788,299	$392,376

(USD)—	United States Dollar

MIST-244

Met Investors Series Trust

Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,155,417,709	$—	$—	$2,155,417,709
Short-Term Investments
Mutual Fund	168,751,147	—	—	168,751,147
Repurchase Agreement	—	22,285,596	—	22,285,596
Total Short-Term Investments	168,751,147	22,285,596	—	191,036,743
Total Investments	$2,324,168,856	$22,285,596	$—	$2,346,454,452

Collateral for Securities Loaned (Liability)	$—	$(168,751,147)	$—	$(168,751,147)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$392,376	$—	$—	$392,376

*	See Schedule of Investments for additional detailed categorizations.

MIST-245

Met Investors Series Trust

MetLife Asset Allocation 100 Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	5,788,510	$56,495,857
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,789,468	61,861,905
BlackRock Large Cap Value Portfolio (Class A) (a)	6,643,353	56,468,502
Clarion Global Real Estate Portfolio (Class A) (b)	3,966,457	48,827,080
ClearBridge Aggressive Growth Portfolio (Class A) (b)	6,406,834	93,603,848
Frontier Mid Cap Growth Portfolio (Class A) (a)	723,220	24,104,915
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	2,166,210	24,131,580
Harris Oakmark International Portfolio (Class A) (b)	5,383,813	70,635,624
Invesco Comstock Portfolio (Class A) (b)	5,835,799	80,067,160
Invesco Mid Cap Value Portfolio (Class A) (b)	902,171	15,742,880
Invesco Small Cap Growth Portfolio (Class A) (b)	2,696,369	39,340,026
Jennison Growth Portfolio (Class A) (a)	6,447,060	93,288,963
JPMorgan Small Cap Value Portfolio (Class A) (b)	1,867,125	29,183,166
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	2,247,068	27,975,993
Met/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	6,484,382	57,192,253
Met/Artisan International Portfolio (Class A) (b)	5,864,763	54,483,644
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	142,477	32,386,335
Met/Dimensional International Small Company Portfolio (Class A) (a)	5,569,039	72,564,584
Met/Wellington Core Equity Opportunities Portfolio (formerly, WMC Core Equity Opportunities Portfolio) (Class A) (a)	2,719,592	79,412,082
Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio) (Class A) (b)	4,062,933	56,027,845

Affiliated Investment Companies—(Continued)
MetLife Small Cap Value Portfolio (Class A) (b)	2,223,232	29,235,505
MFS Research International Portfolio (Class A) (b)	4,646,863	46,793,912
MFS Value Portfolio (Class A) (a)	5,177,301	79,989,296
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	1,058,039	15,161,695
Neuberger Berman Genesis Portfolio (Class A) (a)	1,399,101	25,771,439
Oppenheimer Global Equity Portfolio (Class A) (b)	1,614,038	30,973,389
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,350,317	93,531,809
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	2,323,823	80,264,840
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	2,132,078	24,220,407
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,117,864	24,045,261
Van Eck Global Natural Resources Portfolio (Class A) (a)	7,678,820	65,039,606

Total Mutual Funds (Cost $1,575,715,498)		1,588,821,401

Total Investments—100.0% (Cost $1,575,715,498) (d)		1,588,821,401
Other assets and liabilities (net)—0.0%		(477,235)

Net Assets—100.0%		$1,588,344,166

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 31, 2016, the aggregate cost of investments was $1,575,715,498. The aggregate unrealized appreciation and depreciation of investments were $109,021,449 and $(95,915,546), respectively, resulting in net unrealized appreciation of $13,105,903.

MIST-246

Met Investors Series Trust

MetLife Asset Allocation 100 Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,588,821,401	$—	$—	$1,588,821,401
Total Investments	$1,588,821,401	$—	$—	$1,588,821,401

MIST-247

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—68.9% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—68.9%
Baillie Gifford International Stock Portfolio (Class A) (a)	27,216,496	$265,633,004
BlackRock Bond Income Portfolio (Class A) (a)	6,182,766	673,550,577
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,457,690	50,392,354
BlackRock High Yield Portfolio (Class A) (b)	14,276,570	105,075,558
Clarion Global Real Estate Portfolio (Class A) (b)	8,099,549	99,705,445
ClearBridge Aggressive Growth Portfolio (Class A) (b)	3,458,783	50,532,815
Frontier Mid Cap Growth Portfolio (Class A) (a)	4,684,154	156,122,839
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	14,226,070	158,478,418
Harris Oakmark International Portfolio (Class A) (b)	27,762,839	364,248,450
Invesco Comstock Portfolio (Class A) (b)	3,803,729	52,187,156
Invesco Small Cap Growth Portfolio (Class A) (b)	5,342,435	77,946,131
Jennison Growth Portfolio (Class A) (a)	4,174,842	60,409,960
JPMorgan Core Bond Portfolio (Class A) (b)	48,923,321	517,608,739
JPMorgan Small Cap Value Portfolio (Class A) (b)	5,220,283	81,593,029
Met/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	17,920,001	158,054,410
Met/Artisan International Portfolio (Class A) (b)	21,825,429	202,758,237
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	728,062	165,495,701
Met/Dimensional International Small Company Portfolio (Class A) (a)	11,574,166	150,811,385
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	15,623,757	157,018,753
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	37,312,168	360,062,421
Met/Templeton International Bond Portfolio (Class A) (b)	26,048,932	255,540,027
Met/Wellington Core Equity Opportunities Portfolio (formerly, WMC Core Equity Opportunities Portfolio) (Class A) (a)	1,853,778	54,130,321
Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio) (Class A) (b)	3,805,542	52,478,427
MetLife Small Cap Value Portfolio (Class A) (b)	8,349,987	109,802,325
MFS Research International Portfolio (Class A) (b)	25,310,170	254,873,407
MFS Value Portfolio (Class A) (a)	3,486,677	53,869,166
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	3,428,874	49,135,758
Neuberger Berman Genesis Portfolio (Class A) (a)	4,059,591	74,777,665
Oppenheimer Global Equity Portfolio (Class A) (b)	5,233,397	100,428,890

Affiliated Investment Companies—(Continued)
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	21,896,553	211,739,666
PIMCO Total Return Portfolio (Class A) (b)	49,365,713	569,680,331
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	1,554,056	53,677,081
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	7,485,154	85,031,354
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	4,827,130	103,831,556
TCW Core Fixed Income Portfolio (Class A) (b) (c)	50,712,812	517,777,809
Van Eck Global Natural Resources Portfolio (Class A) (a)	19,114,791	161,902,279
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	27,170,930	345,070,811
Western Asset Management U.S. Government Portfolio (Class A) (a)	29,728,206	360,305,861

Total Mutual Funds (Cost $7,587,008,197)		7,321,738,116

U.S. Treasury & Government Agencies—23.4%

Federal Agencies—1.8%
Federal Home Loan Mortgage Corp. 1.750%, 05/30/19	36,000,000	36,862,380
2.375%, 01/13/22	10,500,000	11,007,948
6.250%, 07/15/32	30,000,000	43,865,820
Federal National Mortgage Association 6.625%, 11/15/30	19,200,000	28,533,946
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/19	24,600,000	23,479,593
Zero Coupon, 07/15/20	33,405,000	31,296,911
Zero Coupon, 04/15/30	19,500,000	13,173,361

		188,219,959

U.S. Treasury—21.6%
U.S. Treasury Bonds 2.500%, 02/15/46	80,000,000	78,003,120
2.750%, 08/15/42	32,600,000	33,662,043
2.750%, 11/15/42	196,000,000	202,071,492
2.875%, 05/15/43	126,000,000	132,767,586
3.000%, 05/15/42	3,000,000	3,257,343
3.000%, 11/15/44	96,000,000	103,593,792
3.125%, 02/15/42	90,900,000	101,094,253
3.125%, 02/15/43	89,700,000	99,346,248
3.125%, 08/15/44	13,100,000	14,491,875
3.375%, 05/15/44	99,895,000	115,804,078
4.250%, 05/15/39	6,000,000	7,940,388
4.250%, 11/15/40	177,700,000	235,216,515
4.375%, 05/15/40	31,300,000	42,114,400
4.375%, 05/15/41	93,500,000	126,246,879
4.625%, 02/15/40	104,000,000	144,828,112

MIST-248

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 5.375%, 02/15/31	8,000,000	$11,470,936
6.250%, 05/15/30	74,700,000	113,949,621
8.000%, 11/15/21	57,700,000	78,519,314
U.S. Treasury Coupon Strips
Zero Coupon, 11/15/27	39,600,000	31,016,462
U.S. Treasury Floating Rate Notes 0.468%, 10/31/17 (d) (e)	46,800,000	46,796,537
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/45 (f)	3,621,744	3,503,990
2.000%, 01/15/26 (f)	4,535,680	5,310,288
3.625%, 04/15/28 (f) (g)	5,858,880	8,066,641
U.S. Treasury Notes 1.125%, 02/28/21	125,000,000	124,487,250
1.375%, 02/28/19 (e) (g) (h)	31,000,000	31,450,461
1.375%, 09/30/20 (e)	170,000,000	171,421,030
1.625%, 02/15/26	60,000,000	59,128,140
1.750%, 02/28/22	9,900,000	10,082,922
2.000%, 05/31/21	137,500,000	142,484,375
3.625%, 02/15/21	100,000	111,301
U.S. Treasury Principal Strips
Zero Coupon, 05/15/39	6,700,000	3,723,116
Zero Coupon, 11/15/41	24,000,000	12,159,000
Zero Coupon, 11/15/42	6,600,000	3,189,028

		2,297,308,536

Total U.S. Treasury & Government Agencies (Cost $2,347,307,479)		2,485,528,495

Corporate Bonds & Notes—4.1%

Agriculture—0.1%
Philip Morris International, Inc. 6.375%, 05/16/38	5,000,000	6,674,815
Reynolds American, Inc. 2.300%, 06/12/18	1,200,000	1,223,962

		7,898,777

Auto Manufacturers—0.2%
BMW U.S. Capital LLC 0.973%, 06/02/17 (d)	9,000,000	8,958,600
Ford Motor Credit Co. LLC 1.534%, 06/15/18 (d)	10,000,000	9,857,420

		18,816,020

Banks—2.5%
Banco del Estado de Chile 2.000%, 11/09/17 (144A)	5,000,000	5,020,315
Banco Santander Brasil S.A. 4.625%, 02/13/17 (144A)	10,200,000	10,363,200
Bank of America Corp. 6.875%, 04/25/18	5,900,000	6,478,324
6.875%, 11/15/18	600,000	671,256

Banks—(Continued)
Bank of America N.A. 0.914%, 06/15/16 (d)	2,000,000	1,999,480
1.088%, 02/14/17 (d)	10,000,000	10,000,680
Bank of New York Mellon Corp. (The) 4.950%, 06/20/20 (d)	6,800,000	6,791,500
BNP Paribas S.A. 1.080%, 05/07/17 (d)	15,000,000	14,968,905
Cooperatieve Rabobank UA 3.375%, 05/21/25	5,000,000	5,134,515
Credit Agricole S.A. 1.213%, 06/02/17 (144A) (d)	10,000,000	9,965,980
Credit Suisse AG 1.375%, 05/26/17	10,000,000	9,971,620
2.300%, 05/28/19	10,700,000	10,801,350
Goldman Sachs Group, Inc. (The) 1.260%, 06/04/17 (d)	8,000,000	7,990,656
1.834%, 09/15/20 (d)	18,800,000	18,670,092
HSBC Holdings plc 5.250%, 03/14/44	3,000,000	3,042,675
HSBC USA, Inc. 1.228%, 11/13/19 (d)	20,000,000	19,531,520
JPMorgan Chase & Co. 1.138%, 02/15/17 (d)	18,100,000	18,113,557
1.169%, 04/25/18 (d)	20,000,000	19,928,780
1.574%, 01/23/20 (d)	20,000,000	20,003,660
6.125%, 04/30/24 (d)	3,000,000	3,071,250
PNC Bank N.A. 1.055%, 06/01/18 (d)	15,000,000	14,855,400
2.250%, 07/02/19	8,000,000	8,126,744
Wells Fargo & Co. 5.900%, 06/15/24 (d)	8,600,000	8,715,567
Wells Fargo Bank N.A. 0.894%, 06/15/17 (d)	21,000,000	20,918,982
Westpac Banking Corp. 1.059%, 05/25/18 (d)	15,000,000	14,897,340

		270,033,348

Biotechnology—0.0%
Amgen, Inc. 2.700%, 05/01/22	3,300,000	3,363,291

Diversified Financial Services—0.3%
American Express Credit Corp. 0.924%, 09/22/17 (d)	2,500,000	2,485,335
1.189%, 03/18/19 (d)	5,000,000	4,929,500
Charles Schwab Corp. (The) 1.500%, 03/10/18	10,000,000	10,061,610
LeasePlan Corp. NV 3.000%, 10/23/17 (144A) (i)	5,100,000	5,141,590
Navient Corp. 4.625%, 09/25/17	1,400,000	1,415,750
8.450%, 06/15/18	5,840,000	6,256,100

		30,289,885

MIST-249

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—0.2%
Duke Energy Corp. 1.009%, 04/03/17 (d)	4,000,000	$3,973,184
Electricite de France S.A. 1.084%, 01/20/17 (144A) (d)	10,000,000	9,975,980
2.150%, 01/22/19 (144A)	6,200,000	6,271,895
Ohio Power Co. 5.375%, 10/01/21	949,000	1,079,713

		21,300,772

Insurance—0.1%
MassMutual Global Funding 2.500%, 10/17/22 (144A)	4,000,000	3,991,000
New York Life Global Funding 1.125%, 03/01/17 (144A)	6,000,000	6,015,780

		10,006,780

Miscellaneous Manufacturing—0.1%
Siemens Financieringsmaatschappij NV 0.909%, 05/25/18 (144A) (d)	15,000,000	14,941,065

Oil & Gas—0.1%
Gazprom OAO Via Gaz Capital S.A. 9.250%, 04/23/19 (144A)	4,200,000	4,761,750
Statoil ASA 2.450%, 01/17/23	5,400,000	5,235,154

		9,996,904

Pharmaceuticals—0.1%
Actavis Funding SCS 3.000%, 03/12/20	5,000,000	5,141,040
Baxalta, Inc. 1.404%, 06/22/18 (144A) (d)	8,500,000	8,329,405

		13,470,445

Semiconductors—0.1%
QUALCOMM, Inc. 0.888%, 05/18/18 (d)	10,000,000	9,900,220

Software—0.1%
Microsoft Corp. 3.500%, 11/15/42	4,500,000	4,336,911

Telecommunications—0.2%
AT&T, Inc. 4.800%, 06/15/44	3,000,000	2,920,557
Verizon Communications, Inc. 1.036%, 06/09/17 (d)	15,000,000	14,970,135

		17,890,692

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	3,342,000	3,453,225

Total Corporate Bonds & Notes (Cost $437,678,314)		435,698,335

Foreign Government—0.3%
Security Description	Principal Amount*	Value

Municipal—0.2%
Junta de Castilla y Leon 6.270%, 02/19/18 (EUR)	7,500,000	9,472,478
6.505%, 03/01/19 (EUR)	7,500,000	10,038,828

		19,511,306

Sovereign—0.1%
Export-Import Bank of Korea 1.750%, 02/27/18	6,700,000	6,706,533

Total Foreign Government (Cost $26,767,533)		26,217,839

Mortgage-Backed Securities—0.2%

Commercial Mortgage-Backed Securities—0.2%
CSMC Trust 3.953%, 09/15/37 (144A)	20,000,000	21,081,328
JPMorgan Chase Commercial Mortgage Securities Trust 4.106%, 07/15/46 (144A)	100,000	104,411

Total Mortgage-Backed Securities (Cost $20,700,840)		21,185,739

Municipals—0.1%
Los Angeles Community College District, Build America Bonds 6.750%, 08/01/49	2,500,000	3,762,625
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	1,929,188
University of California CA, Revenue 1.796%, 07/01/19	8,500,000	8,633,790

Total Municipals (Cost $14,139,296)		14,325,603

Asset-Backed Security—0.1%

Asset-Backed - Credit Card—0.1%
Chase Issuance Trust 0.756%, 02/18/20 (d) (Cost $13,000,000)	13,000,000	13,009,001

Short-Term Investments—2.7%

Repurchase Agreements—1.7%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/16 at 0.470% to be repurchased at $131,301,714 on 04/01/16, collateralized by $106,922,000 U.S. Treasury Bond at 3.750% due 11/15/43 with a value of $132,800,332.	131,300,000	131,300,000

MIST-250

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
JPMorgan Securities, Inc. Repurchase Agreement dated 03/31/16 at 0.470% to be repurchased at $50,000,653 on 04/01/16, collateralized by $50,660,000 U.S. Treasury Note at 1.250% due 01/31/20 with a value of $51,015,125.	50,000,000	$50,000,000

		181,300,000

U.S. Treasury—1.0%
U.S. Treasury Bills 0.157%, 04/28/16 (j)	19,800,000	19,797,609
0.179%, 04/14/16 (j) (k)	11,968,000	11,967,179
0.204%, 04/07/16 (j)	24,300,000	24,299,047
0.237%, 04/21/16 (j)	50,432,000	50,425,130

		106,488,965

Total Short-Term Investments (Cost $287,788,965)		287,788,965

Total Investments—99.8% (Cost $10,734,390,624) (l)		10,605,492,093
Other assets and liabilities (net)—0.2%		25,101,920

Net Assets—100.0%		$10,630,594,013

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $210,807,005.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2016, the market value of securities pledged was $1,335,123.
(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $5,141,590, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(j)	The rate shown represents current yield to maturity.
(k)	All or a portion of the security was pledged as collateral against open forward foreign currency exchange contracts. As of March 31, 2016, the market value of securities pledged was $320,970.
(l)	As of March 31, 2016, the aggregate cost of investments was $10,734,390,624. The aggregate unrealized appreciation and depreciation of investments were $289,460,875 and $(418,359,406), respectively, resulting in net unrealized depreciation of $(128,898,531).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $105,963,699, which is 1.0% of net assets.
(EUR)—	Euro

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
LeasePlan Corp. NV, 3.000%, 10/23/17	10/15/12	$5,100,000	$5,098,912	$5,141,590

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	31,475,000	Citibank N.A.	05/13/16	$34,759,800	$1,097,394
JPY	20,900,000	Bank of America N.A.	04/04/16	183,800	1,903

Contracts to Deliver
EUR	49,085,000	UBS AG, Stamford	05/13/16	55,406,804	(512,190)
JPY	20,900,000	Bank of America N.A.	04/04/16	186,665	961
JPY	20,900,000	Bank of America N.A.	05/02/16	183,930	(1,925)

Net Unrealized Appreciation					$586,143

MIST-251

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
S&P 500 E-Mini Index Futures	06/17/16	42,862	USD	4,286,408,904	$110,160,746

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	2.250%	06/15/26	USD	17,400,000	$100,066
Receive	3M LIBOR	2.250%	06/15/26	USD	17,400,000	(90,336)

Net Unrealized Appreciation						$9,730

(EUR)—	Euro
(JPY)—	Japanese Yen
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-252

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$7,321,738,116	$—	$—	$7,321,738,116
Total U.S. Treasury & Government Agencies*	—	2,485,528,495	—	2,485,528,495
Total Corporate Bonds & Notes*	—	435,698,335	—	435,698,335
Total Foreign Government*	—	26,217,839	—	26,217,839
Total Mortgage-Backed Securities*	—	21,185,739	—	21,185,739
Total Municipals	—	14,325,603	—	14,325,603
Total Asset-Backed Security*	—	13,009,001	—	13,009,001
Short-Term Investments
Repurchase Agreements	—	181,300,000	—	181,300,000
U.S. Treasury	—	106,488,965	—	106,488,965
Total Short-Term Investments	—	287,788,965	—	287,788,965
Total Investments	$7,321,738,116	$3,283,753,977	$—	$10,605,492,093

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,100,258	$—	$1,100,258
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(514,115)	—	(514,115)
Total Forward Contracts	$—	$586,143	$—	$586,143
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$110,160,746	$—	$—	$110,160,746
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$100,066	$—	$100,066
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(90,336)	—	(90,336)
Total Centrally Cleared Swap Contracts	$—	$9,730	$—	$9,730

*	See Schedule of Investments for additional detailed categorizations.

MIST-253

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—75.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—75.0%
Barclays Aggregate Bond Index Portfolio (Class A) (a)	57,453,722	$646,354,369
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	4,871,423	87,052,324
MetLife Stock Index Portfolio (Class A) (a)	5,930,008	264,537,641
MSCI EAFE Index Portfolio (Class A) (a)	14,397,612	170,323,746
Russell 2000 Index Portfolio (Class A) (a)	2,733,996	48,446,409

Total Mutual Funds (Cost $1,203,322,839)		1,216,714,489

Short-Term Investments—25.0%

Discount Notes—18.4%
Fannie Mae 0.201%, 04/13/16 (b)	2,000,000	1,999,857
0.316%, 05/10/16 (b)	11,000,000	10,996,187
0.392%, 07/20/16 (b)	25,000,000	24,970,208
0.402%, 07/19/16 (b)	20,000,000	19,975,778
Federal Home Loan Bank 0.228%, 05/18/16 (b)	7,000,000	6,997,898
0.237%, 04/06/16 (b)	23,000,000	22,999,103
0.255%, 04/20/16 (b)	3,000,000	2,999,580
0.279%, 04/12/16 (b)	1,000,000	999,908
0.301%, 06/28/16 (b)	1,000,000	999,267
0.304%, 04/04/16 (b)	12,000,000	11,999,600
0.336%, 04/13/16 (b)	16,000,000	15,998,083
0.350%, 04/15/16 (b)	7,000,000	6,998,993
0.363%, 04/22/16 (b)	25,000,000	24,994,531
0.366%, 05/10/16 (b)	16,000,000	15,993,587
0.368%, 05/20/16 (b)	3,000,000	2,998,489
0.380%, 04/27/16 (b)	6,500,000	6,498,175
0.380%, 06/08/16 (b)	1,000,000	999,282
0.386%, 05/27/16 (b)	4,000,000	3,997,592
0.433%, 08/03/16 (b)	3,000,000	2,995,557
0.459%, 08/10/16 (b)	800,000	798,676
0.460%, 06/10/16 (b)	6,000,000	5,994,633
0.496%, 08/24/16 (b)	1,200,000	1,197,622
0.507%, 07/22/16 (b) (c)	29,000,000	28,954,565
0.512%, 09/07/16 (b)	3,000,000	2,993,282
0.513%, 09/02/16 (b)	7,000,000	6,984,771
Freddie Mac 0.230%, 04/15/16 (b)	11,000,000	10,998,962
0.380%, 06/03/16 (b)	24,000,000	23,984,040
0.404%, 06/08/16 (b)	28,000,000	27,978,608
0.434%, 08/26/16 (b)	2,000,000	1,996,488

		298,293,322

Security Description	Principal Amount*	Value

U.S. Treasury—6.6%
U.S. Treasury Bills 0.090%, 04/14/16 (b)	41,000,000	40,998,592
0.262%, 06/30/16 (b)	2,000,000	1,998,695
0.272%, 05/12/16 (b)	8,000,000	7,997,494
0.286%, 05/19/16 (b)	34,000,000	33,986,939
0.287%, 06/09/16 (b)	5,000,000	4,997,252
0.310%, 06/23/16 (b) (d)	17,000,000	16,987,889

		106,966,861

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $781,072 on 04/01/16, collateralized by $790,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $798,888.	781,072	781,072

Total Short-Term Investments (Cost $406,041,255)		406,041,255

Total Investments—100.0% (Cost $1,609,364,094) (e)		1,622,755,744
Other assets and liabilities (net)—0.0%		458,779

Net Assets—100.0%		$1,623,214,523

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2016, the market value of securities pledged was $14,477,283.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $15,988,601.
(e)	As of March 31, 2016, the aggregate cost of investments was $1,609,364,094. The aggregate unrealized appreciation and depreciation of investments were $27,534,390 and $(14,142,740), respectively, resulting in net unrealized appreciation of $13,391,650.

MIST-254

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
MSCI EAFE Mini Index Futures	06/17/16	1,086	USD	88,674,105	$(409,455)
Russell 2000 Mini Index Futures	06/17/16	235	USD	25,410,499	665,101
S&P 500 E-Mini Index Futures	06/17/16	1,375	USD	138,216,911	2,823,714
S&P Midcap 400 E-Mini Index Futures	06/17/16	331	USD	46,401,695	1,302,025

Net Unrealized Appreciation					$4,381,385

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	1.680%	05/12/26	USD	80,000,000	$67,697
Pay	3M LIBOR	1.810%	06/07/26	USD	62,000,000	754,960
Pay	3M LIBOR	1.980%	04/14/26	USD	67,000,000	2,084,450
Pay	3M LIBOR	2.171%	01/11/26	USD	57,000,000	2,798,189
Pay	3M LIBOR	2.180%	03/18/26	USD	60,000,000	3,053,901
Pay	3M LIBOR	2.210%	02/18/26	USD	81,000,000	4,345,192

Net Unrealized Appreciation						$13,104,389

(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-255

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,216,714,489	$—	$—	$1,216,714,489
Short-Term Investments
Discount Notes	—	298,293,322	—	298,293,322
U.S. Treasury	—	106,966,861	—	106,966,861
Repurchase Agreement	—	781,072	—	781,072
Total Short-Term Investments	—	406,041,255	—	406,041,255
Total Investments	$1,216,714,489	$406,041,255	$—	$1,622,755,744

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,790,840	$—	$—	$4,790,840
Futures Contracts (Unrealized Depreciation)	(409,455)	—	—	(409,455)
Total Futures Contracts	$4,381,385	$—	$—	$4,381,385
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$13,104,389	$—	$13,104,389

MIST-256

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Auto Components—0.7%
Standard Motor Products, Inc.	92,500	$3,205,125
Tenneco, Inc. (a)	86,300	4,445,313

		7,650,438

Banks—14.1%
Associated Banc-Corp.	313,865	5,630,738
Bank of Hawaii Corp. (b)	119,500	8,159,460
BBCN Bancorp, Inc.	151,453	2,300,571
Boston Private Financial Holdings, Inc.	330,200	3,780,790
Community Bank System, Inc.	168,000	6,419,280
East West Bancorp, Inc.	391,900	12,728,912
First Citizens BancShares, Inc. - Class A	52,175	13,099,577
First Financial Bancorp	282,500	5,135,850
First Interstate BancSystem, Inc. - Class A	107,600	3,026,788
First Midwest Bancorp, Inc.	259,500	4,676,190
First Niagara Financial Group, Inc.	654,830	6,338,755
FirstMerit Corp.	240,987	5,072,776
Great Western Bancorp, Inc.	221,900	6,051,213
Hancock Holding Co.	444,906	10,215,042
Independent Bank Corp.	40,400	1,856,784
NBT Bancorp, Inc.	221,400	5,966,730
Prosperity Bancshares, Inc.	92,700	4,300,353
S&T Bancorp, Inc.	126,800	3,266,368
TCF Financial Corp.	449,074	5,505,647
UMB Financial Corp.	155,243	8,015,196
Umpqua Holdings Corp.	163,900	2,599,454
Valley National Bancorp (b)	597,600	5,701,104
Webster Financial Corp.	266,100	9,552,990
WesBanco, Inc.	156,800	4,658,528

		144,059,096

Beverages—0.6%
Cott Corp.	439,618	6,106,294

Building Products—1.0%
Simpson Manufacturing Co., Inc.	258,707	9,874,846

Capital Markets—2.1%
Apollo Investment Corp. (b)	406,431	2,255,692
CIFC Corp.	135,272	960,431
Main Street Capital Corp. (b)	118,800	3,724,380
New Mountain Finance Corp. (b)	167,190	2,113,282
Stifel Financial Corp. (a)	136,900	4,052,240
Westwood Holdings Group, Inc.	136,188	7,987,426

		21,093,451

Chemicals—6.2%
A. Schulman, Inc.	89,854	2,445,826
Albemarle Corp. (b)	86,700	5,542,731
Axiall Corp.	65,679	1,434,429
Chemtura Corp. (a)	222,400	5,871,360
HB Fuller Co.	258,460	10,971,627
Innospec, Inc.	135,383	5,870,207
Olin Corp.	335,700	5,831,109
Quaker Chemical Corp.	96,392	8,179,825
Scotts Miracle-Gro Co. (The) - Class A	142,785	10,390,465
Sensient Technologies Corp.	97,781	6,205,182

		62,742,761

Commercial Services & Supplies—3.2%
ACCO Brands Corp. (a)	760,857	6,832,496
Brady Corp. - Class A	159,853	4,290,454
Deluxe Corp.	62,424	3,900,876
Essendant, Inc.	73,700	2,353,241
Knoll, Inc.	147,952	3,203,161
Matthews International Corp. - Class A	56,998	2,933,687
UniFirst Corp.	36,600	3,993,792
Viad Corp.	181,470	5,291,665

		32,799,372

Communications Equipment—2.2%
Aviat Networks, Inc. (a)	659,900	468,529
Brocade Communications Systems, Inc.	303,200	3,207,856
CommScope Holding Co., Inc. (a)	228,090	6,368,273
NETGEAR, Inc. (a)	110,999	4,481,030
NetScout Systems, Inc. (a)	349,517	8,028,405

		22,554,093

Construction & Engineering—1.6%
EMCOR Group, Inc.	76,543	3,719,990
MasTec, Inc. (a)	383,400	7,760,016
Primoris Services Corp. (b)	209,900	5,100,570

		16,580,576

Construction Materials—1.4%
Eagle Materials, Inc.	202,866	14,222,935

Containers & Packaging—1.4%
Berry Plastics Group, Inc. (a)	284,003	10,266,708
Silgan Holdings, Inc.	66,159	3,517,674

		13,784,382

Distributors—0.4%
Core-Mark Holding Co., Inc. (b)	49,412	4,030,043

Diversified Consumer Services—0.6%
Liberty Tax, Inc.	139,386	2,730,572
Service Corp. International	138,900	3,428,052

		6,158,624

Electric Utilities—1.5%
Cleco Corp.	56,221	3,103,962
El Paso Electric Co.	106,700	4,895,396
Hawaiian Electric Industries, Inc.	209,898	6,800,695

		14,800,053

Electrical Equipment—2.0%
EnerSys	76,287	4,250,712
Franklin Electric Co., Inc.	281,253	9,047,909
Regal-Beloit Corp.	68,300	4,309,047
Thermon Group Holdings, Inc. (a)	161,000	2,827,160

		20,434,828

MIST-257

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—3.9%
AVX Corp. (b)	319,126	$4,011,414
Coherent, Inc. (a)	24,384	2,240,890
GSI Group, Inc. (a)	652,858	9,244,469
Orbotech, Ltd. (a)	203,161	4,831,168
Tech Data Corp. (a)	73,600	5,650,272
Vishay Intertechnology, Inc. (b)	1,157,319	14,130,865

		40,109,078

Energy Equipment & Services—1.8%
Atwood Oceanics, Inc. (b)	155,477	1,425,724
CARBO Ceramics, Inc. (b)	115,390	1,638,538
Dril-Quip, Inc. (a)	49,100	2,973,496
Helix Energy Solutions Group, Inc. (a)	366,800	2,054,080
Patterson-UTI Energy, Inc.	468,965	8,263,163
Steel Excel, Inc. (a)	241,883	2,348,684

		18,703,685

Food & Staples Retailing—0.3%
SUPERVALU, Inc. (a)	474,644	2,733,949

Food Products—2.3%
J&J Snack Foods Corp.	41,300	4,471,964
Nomad Foods, Ltd. (a)	219,509	1,977,776
Pinnacle Foods, Inc.	93,800	4,190,984
Snyder’s-Lance, Inc.	86,084	2,709,924
TreeHouse Foods, Inc. (a)	121,422	10,533,359

		23,884,007

Gas Utilities—0.7%
Southwest Gas Corp.	111,500	7,342,275

Health Care Equipment & Supplies—3.4%
Analogic Corp.	103,949	8,213,010
CryoLife, Inc.	168,840	1,815,030
Haemonetics Corp. (a)	199,554	6,980,399
Halyard Health, Inc. (a)	121,142	3,480,410
STERIS plc (b)	141,454	10,050,307
Teleflex, Inc. (b)	24,400	3,831,044

		34,370,200

Health Care Providers & Services—1.9%
Owens & Minor, Inc. (b)	228,074	9,218,751
Patterson Cos., Inc. (b)	140,325	6,529,322
VCA, Inc. (a)	70,000	4,038,300

		19,786,373

Health Care Technology—0.3%
HMS Holdings Corp. (a)	209,559	3,007,172

Hotels, Restaurants & Leisure—3.9%
Cheesecake Factory, Inc. (The)	92,000	4,884,280
Denny’s Corp. (a)	390,569	4,046,295
DineEquity, Inc.	83,249	7,777,954
International Speedway Corp. - Class A	105,600	3,897,696
Krispy Kreme Doughnuts, Inc. (a)	436,698	6,808,122

Hotels, Restaurants & Leisure—(Continued)
Ruby Tuesday, Inc. (a)	397,213	2,137,006
Texas Roadhouse, Inc. (b)	87,900	3,830,682
Wendy’s Co. (The)	620,609	6,758,432

		40,140,467

Household Durables—1.4%
Dixie Group, Inc. (The) (a)	302,994	1,275,605
Helen of Troy, Ltd. (a)	60,524	6,275,733
Meritage Homes Corp. (a)	172,100	6,274,766

		13,826,104

Household Products—1.0%
Central Garden and Pet Co. (a)	259,291	4,236,815
Central Garden and Pet Co. - Class A (a)	46,779	762,030
Spectrum Brands Holdings, Inc. (b)	48,774	5,330,023

		10,328,868

Insurance—7.0%
Allied World Assurance Co. Holdings AG	101,920	3,561,085
American Equity Investment Life Holding Co.	247,500	4,158,000
Brown & Brown, Inc.	273,980	9,808,484
Endurance Specialty Holdings, Ltd.	72,226	4,719,247
Infinity Property & Casualty Corp.	52,700	4,242,350
ProAssurance Corp.	263,797	13,348,128
RenaissanceRe Holdings, Ltd.	35,801	4,290,034
Selective Insurance Group, Inc.	262,500	9,610,125
Stewart Information Services Corp.	116,601	4,230,284
Validus Holdings, Ltd.	276,273	13,037,323

		71,005,060

IT Services—1.4%
DST Systems, Inc.	54,553	6,151,942
Sykes Enterprises, Inc. (a)	188,349	5,684,373
Teradata Corp. (a)	110,598	2,902,091

		14,738,406

Life Sciences Tools & Services—0.9%
Bio-Rad Laboratories, Inc. - Class A (a)	34,795	4,757,172
VWR Corp. (a)	158,465	4,288,063

		9,045,235

Machinery—5.8%
Altra Industrial Motion Corp.	154,100	4,280,898
Barnes Group, Inc.	92,000	3,222,760
CIRCOR International, Inc.	40,800	1,892,712
Douglas Dynamics, Inc.	361,607	8,284,416
EnPro Industries, Inc.	55,900	3,224,312
ESCO Technologies, Inc.	166,733	6,499,252
Hillenbrand, Inc.	188,986	5,660,131
ITT Corp.	189,500	6,990,655
Kadant, Inc.	185,404	8,372,845
Mueller Industries, Inc.	358,275	10,540,451

		58,968,432

MIST-258

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Marine—0.7%
Kirby Corp. (a)	49,400	$2,978,326
Matson, Inc.	94,100	3,779,997

		6,758,323

Media—1.5%
AH Belo Corp. - Class A	627,413	3,017,856
Cinemark Holdings, Inc.	101,700	3,643,911
Meredith Corp.	62,900	2,987,750
New Media Investment Group, Inc.	160,511	2,670,903
Time, Inc.	217,470	3,357,737

		15,678,157

Metals & Mining—0.7%
Kaiser Aluminum Corp.	47,800	4,041,012
Real Industry, Inc. (a)	94,188	819,436
Royal Gold, Inc. (b)	28,963	1,485,512
Ryerson Holding Corp. (a) (b)	170,600	948,536

		7,294,496

Multi-Utilities—1.1%
Black Hills Corp.	79,900	4,804,387
NorthWestern Corp.	97,300	6,008,275

		10,812,662

Oil, Gas & Consumable Fuels—1.2%
Energen Corp.	95,689	3,501,261
Jones Energy, Inc. - Class A (a)	92,700	308,691
Oasis Petroleum, Inc. (a)	339,900	2,474,472
SM Energy Co. (b)	144,600	2,709,804
Western Refining, Inc.	56,600	1,646,494
Whiting Petroleum Corp. (a) (b)	145,200	1,158,696

		11,799,418

Paper & Forest Products—1.8%
Clearwater Paper Corp. (a)	91,437	4,435,609
Neenah Paper, Inc.	82,580	5,257,043
PH Glatfelter Co.	141,400	2,931,222
Schweitzer-Mauduit International, Inc.	167,060	5,259,048

		17,882,922

Pharmaceuticals—0.3%
Innoviva, Inc. (b)	280,180	3,527,466

Professional Services—0.5%
Korn/Ferry International	186,996	5,290,117

Real Estate Investment Trusts—5.6%
Apollo Commercial Real Estate Finance, Inc. (b)	138,866	2,263,516
Brandywine Realty Trust	433,600	6,083,408
Education Realty Trust, Inc.	97,867	4,071,267
Gramercy Property Trust	524,798	4,434,543
Hatteras Financial Corp.	464,623	6,644,109
Healthcare Realty Trust, Inc.	166,300	5,137,007

Real Estate Investment Trusts—(Continued)
Highwoods Properties, Inc.	145,200	$6,942,012
LaSalle Hotel Properties	182,009	4,606,648
Lexington Realty Trust	541,000	4,652,600
Ramco-Gershenson Properties Trust	216,300	3,899,889
Summit Hotel Properties, Inc.	290,000	3,471,300
Washington Real Estate Investment Trust (b)	170,800	4,989,068

		57,195,367

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc.	107,400	3,939,432

Road & Rail—0.7%
Saia, Inc. (a)	70,600	1,987,390
Werner Enterprises, Inc.	192,300	5,222,868

		7,210,258

Semiconductors & Semiconductor Equipment—1.9%
Cirrus Logic, Inc. (a)	116,500	4,241,765
DSP Group, Inc. (a)	266,126	2,427,069
Exar Corp. (a)	272,041	1,564,236
ON Semiconductor Corp. (a)	586,500	5,624,535
Teradyne, Inc.	245,700	5,304,663

		19,162,268

Software—2.2%
ACI Worldwide, Inc. (a)	181,659	3,776,691
Progress Software Corp. (a)	198,512	4,788,109
PTC, Inc. (a)	149,600	4,960,736
Synopsys, Inc. (a)	181,400	8,787,016

		22,312,552

Specialty Retail—1.5%
Asbury Automotive Group, Inc. (a)	35,800	2,142,272
Buckle, Inc. (The) (b)	146,035	4,946,205
Cato Corp. (The) - Class A	59,254	2,284,242
Christopher & Banks Corp. (a) (b)	447,352	1,069,171
Finish Line, Inc. (The) - Class A	53,200	1,122,520
Genesco, Inc. (a)	29,900	2,160,275
Guess?, Inc. (b)	73,539	1,380,327

		15,105,012

Technology Hardware, Storage & Peripherals—1.3%
Electronics For Imaging, Inc. (a)	139,000	5,892,210
Imation Corp. (a)	1,423,110	2,205,821
Super Micro Computer, Inc. (a)	148,900	5,074,512

		13,172,543

Textiles, Apparel & Luxury Goods—1.1%
Delta Apparel, Inc. (a)	212,907	4,075,040
Steven Madden, Ltd. (a)	103,000	3,815,120
Wolverine World Wide, Inc.	169,200	3,116,664

		11,006,824

MIST-259

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—0.6%
H&E Equipment Services, Inc.	235,800	$4,133,574
WESCO International, Inc. (a) (b)	39,100	2,137,597

		6,271,171

Total Common Stocks (Cost $1,027,075,857)		999,300,091

Short-Term Investments—8.8%

Mutual Fund—7.3%
State Street Navigator Securities Lending MET Portfolio (c)	74,476,188	74,476,188

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $15,789,719 on 04/01/16, collateralized by $14,625,000 U.S. Treasury Notes at 3.125% due 05/15/21 with a value of $16,113,269.	15,789,706	15,789,706

Total Short-Term Investments (Cost $90,265,894)		90,265,894

Total Investments—106.9% (Cost $1,117,341,751) (d)		1,089,565,985
Other assets and liabilities (net)—(6.9)%		(70,534,165)

Net Assets—100.0%		$1,019,031,820

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $74,626,158 and the collateral received consisted of cash in the amount of $74,476,188 and non-cash collateral with a value of $2,060,762. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $1,117,341,751. The aggregate unrealized appreciation and depreciation of investments were $73,564,361 and $(101,340,127), respectively, resulting in net unrealized depreciation of $(27,775,766).

MIST-260

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$999,300,091	$—	$—	$999,300,091
Short-Term Investments
Mutual Fund	74,476,188	—	—	74,476,188
Repurchase Agreement	—	15,789,706	—	15,789,706
Total Short-Term Investments	74,476,188	15,789,706	—	90,265,894
Total Investments	$1,073,776,279	$15,789,706	$—	$1,089,565,985

Collateral for Securities Loaned (Liability)	$—	$(74,476,188)	$—	$(74,476,188)

*	See Schedule of Investments for additional detailed categorizations.

MIST-261

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Australia—6.3%
AMP, Ltd.	2,551,075	$11,309,842
APA Group	2,100,753	14,173,381
BHP Billiton plc	955,992	10,793,632
Brambles, Ltd.	1,429,186	13,236,564
Iluka Resources, Ltd.	1,809,651	9,045,755
Oil Search, Ltd. (a)	2,102,905	10,930,639
Orica, Ltd. (a)	1,071,884	12,569,285
Westpac Banking Corp.	1,418,564	32,961,980

		115,021,078

Belgium—0.5%
KBC Groep NV	190,315	9,808,177

Brazil—0.5%
Ambev S.A. (ADR)	1,752,546	9,078,188

Canada—1.0%
Element Financial Corp.	701,741	7,564,484
Enbridge, Inc.	267,895	10,429,083

		17,993,567

China—1.5%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	168,654	13,328,725
China Resources Gas Group, Ltd.	4,706,424	13,412,983

		26,741,708

Denmark—0.3%
TDC A/S	1,212,830	5,914,317

France—9.6%
BNP Paribas S.A.	488,146	24,477,370
Danone S.A.	471,270	33,456,492
Dassault Systemes S.A.	93,867	7,430,810
Engie S.A.	1,055,131	16,330,326
L’Oreal S.A.	152,578	27,269,665
Legrand S.A.	116,316	6,511,423
LVMH Moet Hennessy Louis Vuitton SE (a)	122,559	20,962,347
Schneider Electric SE	548,722	34,655,179
Technip S.A.	96,790	5,352,149

		176,445,761

Germany—6.1%
Bayer AG	289,310	34,000,803
Brenntag AG	121,506	6,927,173
Deutsche Wohnen AG	309,000	9,606,397
GEA Group AG	232,903	11,341,491
LEG Immobilien AG (b)	126,364	11,868,518
Linde AG	171,116	24,925,103
Symrise AG	202,521	13,538,710

		112,208,195

Greece—0.4%
Hellenic Telecommunications Organization S.A.	743,205	6,723,352

Hong Kong—3.4%
AIA Group, Ltd.	5,673,828	32,175,504
BOC Hong Kong Holdings, Ltd.	2,867,500	8,561,919
CK Hutchison Holdings, Ltd.	1,384,514	17,953,619
Esprit Holdings, Ltd. (a) (b)	4,712,797	4,375,835

		63,066,877

India—0.7%
HDFC Bank, Ltd. (ADR)	203,800	12,560,194

Italy—3.3%
Cerved Information Solutions S.p.A. (b)	434,841	3,575,386
Enel S.p.A.	4,198,368	18,581,944
Eni S.p.A.	1,146,591	17,330,964
Intesa Sanpaolo S.p.A.	7,436,465	20,450,025

		59,938,319

Japan—19.8%
ABC-Mart, Inc.	122,800	7,854,295
AEON Financial Service Co., Ltd. (a)	448,699	10,552,941
Daikin Industries, Ltd.	269,800	20,152,712
Denso Corp.	557,470	22,341,515
Japan Tobacco, Inc.	738,731	30,712,002
KDDI Corp.	1,236,200	32,948,785
Kubota Corp.	1,722,000	23,426,184
Mitsubishi Corp.	582,354	9,856,025
Mitsubishi UFJ Financial Group, Inc.	5,592,074	25,893,581
Nippon Paint Holdings Co., Ltd. (a)	965,700	21,411,408
Nomura Research Institute, Ltd.	218,600	7,344,420
Santen Pharmaceutical Co., Ltd.	1,438,200	21,590,004
Shionogi & Co., Ltd.	223,500	10,492,615
SoftBank Group Corp.	283,400	13,457,029
Sony Financial Holdings, Inc. (a)	850,144	10,855,443
Sumitomo Mitsui Financial Group, Inc.	729,582	22,103,678
Sundrug Co., Ltd.	243,970	18,243,737
Terumo Corp.	473,900	16,982,245
USS Co., Ltd.	691,400	11,021,467
Yamato Holdings Co., Ltd. (a)	1,288,866	25,719,714

		362,959,800

Netherlands—4.1%
ABN AMRO Group NV (b)	836,375	17,103,991
Akzo Nobel NV	430,539	29,256,120
RELX NV	1,659,898	28,892,474

		75,252,585

Philippines—0.2%
Philippine Long Distance Telephone Co.	83,540	3,591,490

Portugal—0.7%
Galp Energia SGPS S.A.	997,553	12,522,303

Russia—0.3%
Magnit PJSC	28,376	4,430,517
Mobile TeleSystems PJSC	385,421	1,372,795

		5,803,312

MIST-262

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—0.3%
Broadcom, Ltd. (a)	37,716	$5,827,122

South Korea—0.7%
NAVER Corp.	21,767	12,116,123

Spain—0.7%
Amadeus IT Holding S.A. - A Shares	290,705	12,424,519

Sweden—0.6%
Telefonaktiebolaget LM Ericsson - B Shares	1,094,983	10,953,342

Switzerland—14.5%
Julius Baer Group, Ltd. (a) (b)	282,000	12,047,421
Nestle S.A.	867,347	64,767,824
Novartis AG	780,948	56,412,077
Roche Holding AG	251,930	61,819,458
Schindler Holding AG (Participation Certificate)	116,862	21,474,852
UBS Group AG	1,734,612	27,783,200
Zurich Insurance Group AG (b)	93,957	21,709,219

		266,014,051

Taiwan—1.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,969,468	29,857,456

Thailand—0.3%
Kasikornbank PCL	1,142,642	5,681,676

United Kingdom—18.1%
ARM Holdings plc	897,112	13,083,898
Barclays plc	7,980,971	17,071,688
BP plc	6,415,226	32,141,963
BT Group plc	1,854,052	11,677,462
Burberry Group plc (a)	366,785	7,184,520
Cairn Energy plc (b)	2,031,029	5,828,754
Croda International plc	439,095	19,121,387
GKN plc	6,738,468	27,919,603
Hiscox, Ltd.	755,116	10,474,241
HSBC Holdings plc	4,278,024	26,508,028
Just Eat plc (a) (b)	826,317	4,456,117
Lloyds Banking Group plc	24,027,959	23,322,192
Next plc	90,546	7,000,284
Reckitt Benckiser Group plc	335,077	32,356,983
Rio Tinto plc	1,043,913	29,458,423
Vodafone Group plc	6,388,017	20,361,067
Whitbread plc	368,563	20,946,492
WPP plc	1,028,745	23,973,588

		332,886,690

United States—2.8%
Cognizant Technology Solutions Corp. - Class A (b)	382,844	24,004,319
MasterCard, Inc. - Class A	144,909	13,693,901

United States—(Continued)
Pricesmart, Inc. (a)	73,788	6,240,989
Yum! Brands, Inc.	92,737	7,590,523

		51,529,732

Total Common Stocks (Cost $1,792,634,421)		1,802,919,934

Short-Term Investments—6.9%

Mutual Fund—5.6%
State Street Navigator Securities Lending MET Portfolio (c)	102,083,664	102,083,664

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $22,946,533 on 04/01/16, collateralized by $22,975,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $23,405,781.	22,946,513	22,946,513

Total Short-Term Investments (Cost $125,030,177)		125,030,177

Total Investments—105.2% (Cost $1,917,664,598) (d)		1,927,950,111
Other assets and liabilities (net)—(5.2)%		(94,446,907)

Net Assets—100.0%		$1,833,503,204

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $110,958,135 and the collateral received consisted of cash in the amount of $102,083,664 and non-cash collateral with a value of $14,589,864. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $1,917,664,598. The aggregate unrealized appreciation and depreciation of investments were $205,954,139 and $(195,668,626), respectively, resulting in net unrealized appreciation of $10,285,513.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-263

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Ten Largest Industries as of March 31, 2016 (Unaudited)	% of Net Assets
Banks	13.4
Pharmaceuticals	10.0
Chemicals	6.6
Food Products	5.4
Oil, Gas & Consumable Fuels	4.9
Insurance	4.7
Wireless Telecommunication Services	3.9
IT Services	3.1
Machinery	3.1
Media	2.9

MIST-264

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$115,021,078	$—	$115,021,078
Belgium	—	9,808,177	—	9,808,177
Brazil	9,078,188	—	—	9,078,188
Canada	17,993,567	—	—	17,993,567
China	13,328,725	13,412,983	—	26,741,708
Denmark	—	5,914,317	—	5,914,317
France	—	176,445,761	—	176,445,761
Germany	—	112,208,195	—	112,208,195
Greece	—	6,723,352	—	6,723,352
Hong Kong	—	63,066,877	—	63,066,877
India	12,560,194	—	—	12,560,194
Italy	—	59,938,319	—	59,938,319
Japan	—	362,959,800	—	362,959,800
Netherlands	—	75,252,585	—	75,252,585
Philippines	—	3,591,490	—	3,591,490
Portugal	—	12,522,303	—	12,522,303
Russia	5,803,312	—	—	5,803,312
Singapore	5,827,122	—	—	5,827,122
South Korea	—	12,116,123	—	12,116,123
Spain	—	12,424,519	—	12,424,519
Sweden	—	10,953,342	—	10,953,342
Switzerland	—	266,014,051	—	266,014,051
Taiwan	—	29,857,456	—	29,857,456
Thailand	—	5,681,676	—	5,681,676
United Kingdom	—	332,886,690	—	332,886,690
United States	51,529,732	—	—	51,529,732
Total Common Stocks	116,120,840	1,686,799,094	—	1,802,919,934
Short-Term Investments
Mutual Fund	102,083,664	—	—	102,083,664
Repurchase Agreement	—	22,946,513	—	22,946,513
Total Short-Term Investments	102,083,664	22,946,513	—	125,030,177
Total Investments	$218,204,504	$1,709,745,607	$—	$1,927,950,111

Collateral for Securities Loaned (Liability)	$—	$(102,083,664)	$—	$(102,083,664)

Transfers from Level 1 to Level 2 in the amount of $19,022,869 were due to the application of a systematic fair valuation model factor.

MIST-265

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—90.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
TransDigm Group, Inc. (a) (b)	50,661	$11,162,645

Air Freight & Logistics—0.6%
XPO Logistics, Inc. (a) (b)	180,996	5,556,577

Automobiles—5.0%
Tesla Motors, Inc. (a) (b)	200,314	46,026,148

Beverages—3.2%
Monster Beverage Corp. (a)	221,154	29,497,520

Biotechnology—1.1%
Alnylam Pharmaceuticals, Inc. (a)	58,204	3,653,465
Intrexon Corp. (a) (b)	131,879	4,469,379
Juno Therapeutics, Inc. (a)	60,552	2,306,426

		10,429,270

Capital Markets—1.0%
Affiliated Managers Group, Inc. (a)	55,515	9,015,636

Communications Equipment—0.9%
Palo Alto Networks, Inc. (a)	53,461	8,721,628

Consumer Finance—2.5%
LendingClub Corp. (a) (b)	2,753,786	22,856,424

Diversified Financial Services—6.5%
McGraw Hill Financial, Inc.	342,742	33,924,603
MSCI, Inc.	352,305	26,098,755

		60,023,358

Electrical Equipment—0.3%
SolarCity Corp. (a) (b)	104,326	2,564,333

Food Products—3.5%
Mead Johnson Nutrition Co.	377,621	32,086,456

Health Care Equipment & Supplies—6.4%
DexCom, Inc. (a)	144,097	9,785,627
Intuitive Surgical, Inc. (a)	81,225	48,820,286

		58,605,913

Health Care Technology—4.6%
athenahealth, Inc. (a) (b)	302,343	41,959,162

Hotels, Restaurants & Leisure—5.8%
Dunkin’ Brands Group, Inc. (b)	633,458	29,880,214
Marriott International, Inc. - Class A (b)	330,065	23,494,027

		53,374,241

Internet & Catalog Retail—1.3%
TripAdvisor, Inc. (a)	70,632	4,697,028
Zalando SE (a)	225,626	7,403,032

		12,100,060

Internet Software & Services—11.9%
Autohome, Inc. (ADR) (a) (b)	329,097	9,194,970
Dropbox, Inc. (a) (c) (d)	460,161	3,639,873
LinkedIn Corp. - Class A (a)	196,805	22,504,652
MercadoLibre, Inc.	101,616	11,975,446
Pandora Media, Inc. (a) (b)	511,651	4,579,276
SurveyMonkey, Inc. (a) (c) (d)	303,799	3,669,892
Twitter, Inc. (a) (b)	1,475,678	24,422,471
Yelp, Inc. (a)	182,811	3,634,283
Zillow Group, Inc. - Class A (a) (b)	353,539	9,032,921
Zillow Group, Inc. - Class C (a) (b)	707,078	16,778,961

		109,432,745

IT Services—3.8%
FleetCor Technologies, Inc. (a)	168,224	25,023,320
Gartner, Inc. (a)	108,656	9,708,414

		34,731,734

Life Sciences Tools & Services—4.9%
Illumina, Inc. (a)	276,519	44,826,495

Pharmaceuticals—3.4%
Zoetis, Inc.	697,928	30,939,148

Professional Services—5.6%
IHS, Inc. - Class A (a)	190,779	23,687,121
Verisk Analytics, Inc. (a)	345,269	27,593,898

		51,281,019

Software—11.5%
Atlassian Corp. plc - Class A (a)	164,243	4,130,711
FireEye, Inc. (a) (b)	272,555	4,903,265
Mobileye NV (a)	128,467	4,790,534
NetSuite, Inc. (a) (b)	96,004	6,575,314
ServiceNow, Inc. (a)	395,860	24,218,715
Splunk, Inc. (a) (b)	530,655	25,964,949
Tableau Software, Inc. - Class A (a) (b)	111,920	5,133,770
Workday, Inc. - Class A (a) (b)	386,664	29,711,262

		105,428,520

Technology Hardware, Storage & Peripherals—0.4%
3D Systems Corp. (a) (b)	146,928	2,272,976
Stratasys, Ltd. (a) (b)	52,231	1,353,828

		3,626,804

Textiles, Apparel & Luxury Goods—4.5%
lululemon athletica, Inc. (a) (b)	187,502	12,695,760
Michael Kors Holdings, Ltd. (a)	348,423	19,846,174
Under Armour, Inc. - Class A (a) (b)	108,659	9,217,543

		41,759,477

Trading Companies & Distributors—1.0%
Fastenal Co.	198,717	9,737,133

Total Common Stocks (Cost $817,088,369)		835,742,446

MIST-266

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Preferred Stock—1.5%

Security Description	Shares/ Notional/ Principal Amount*	Value

Internet & Catalog Retail—0.9%
Flipkart Online Pvt., Ltd. - Series D (a) (c) (d)	98,557	$8,659,218

Internet Software & Services—0.0%
Dropbox, Inc. - Series A (a) (c) (d)	51,888	410,434
Peixe Urbano, Inc. - Series C (a) (c) (d)	71,709	30,835

		441,269

Software—0.6%
Palantir Technologies, Inc. - Series G (a) (c) (d)	541,563	3,206,053
Palantir Technologies, Inc. - Series H (a) (c) (d)	174,289	1,031,791
Palantir Technologies, Inc. - Series H-1 (a) (c) (d)	174,289	1,031,791

		5,269,635

Total Preferred Stocks (Cost $7,854,830)		14,370,122

Convertible Preferred Stock—1.5%

Internet Software & Services—1.5%
Airbnb, Inc. - Series D (a) (c) (d) (Cost $7,659,587)	188,136	13,811,064

Purchased Option—0.1%

Currency Option—0.1%
USD Call/CNY Put, Strike Price CNY 6.70 Expires 06/06/16 (Counterparty - Royal Bank of Scotland plc) (e) (Cost $579,071)	148,743,056	519,559

Short-Term Investments—31.6%

Mutual Fund—25.5%
State Street Navigator Securities Lending MET Portfolio (f)	234,167,873	234,167,873

Repurchase Agreement—6.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $55,815,536 on 04/01/16, collateralized by $55,885,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $56,932,844.	55,815,490	55,815,490

Total Short-Term Investments (Cost $289,983,363)		289,983,363

Total Investments—125.6% (Cost $1,123,165,220) (g)		1,154,426,554
Other assets and liabilities (net)—(25.6)%		(235,570,498)

Net Assets—100.0%		$918,856,056

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $257,932,548 and the collateral received consisted of cash in the amount of $234,167,873 and non-cash collateral with a value of $27,636,168. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 3.9% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $35,490,951, which is 3.9% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Illiquid security. As of March 31, 2016, these securities represent 0.1% of net assets.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(g)	As of March 31, 2016, the aggregate cost of investments was $1,123,165,220. The aggregate unrealized appreciation and depreciation of investments were $174,008,518 and $(142,747,184), respectively, resulting in net unrealized appreciation of $31,261,334.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CNY)—	Chinese Yuan

MIST-267

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	188,136	$7,659,587	$13,811,064
Dropbox, Inc.	05/01/12	460,161	4,165,241	3,639,873
Dropbox, Inc. - Series A	05/25/12	51,888	470,125	410,434
Flipkart Online Pvt., Ltd. - Series D	10/04/13	98,557	2,264,087	8,659,218
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,183	3,206,053
Palantir Technologies, Inc. - Series H	10/25/13	174,289	611,754	1,031,791
Palantir Technologies, Inc. - Series H-1	10/25/13	174,289	611,754	1,031,791
Peixe Urbano, Inc. - Series C	12/02/11	71,709	2,239,927	30,835
SurveyMonkey, Inc.	11/25/14	303,799	4,997,494	3,669,892

				$35,490,951

MIST-268

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$11,162,645	$—	$—	$11,162,645
Air Freight & Logistics	5,556,577	—	—	5,556,577
Automobiles	46,026,148	—	—	46,026,148
Beverages	29,497,520	—	—	29,497,520
Biotechnology	10,429,270	—	—	10,429,270
Capital Markets	9,015,636	—	—	9,015,636
Communications Equipment	8,721,628	—	—	8,721,628
Consumer Finance	22,856,424	—	—	22,856,424
Diversified Financial Services	60,023,358	—	—	60,023,358
Electrical Equipment	2,564,333	—	—	2,564,333
Food Products	32,086,456	—	—	32,086,456
Health Care Equipment & Supplies	58,605,913	—	—	58,605,913
Health Care Technology	41,959,162	—	—	41,959,162
Hotels, Restaurants & Leisure	53,374,241	—	—	53,374,241
Internet & Catalog Retail	4,697,028	7,403,032	—	12,100,060
Internet Software & Services	102,122,980	—	7,309,765	109,432,745
IT Services	34,731,734	—	—	34,731,734
Life Sciences Tools & Services	44,826,495	—	—	44,826,495
Pharmaceuticals	30,939,148	—	—	30,939,148
Professional Services	51,281,019	—	—	51,281,019
Software	105,428,520	—	—	105,428,520
Technology Hardware, Storage & Peripherals	3,626,804	—	—	3,626,804
Textiles, Apparel & Luxury Goods	41,759,477	—	—	41,759,477
Trading Companies & Distributors	9,737,133	—	—	9,737,133
Total Common Stocks	821,029,649	7,403,032	7,309,765	835,742,446
Total Preferred Stocks*	—	—	14,370,122	14,370,122
Total Convertible Preferred Stock*	—	—	13,811,064	13,811,064
Total Purchased Option*	—	519,559	—	519,559
Short-Term Investments
Mutual Fund	234,167,873	—	—	234,167,873
Repurchase Agreement	—	55,815,490	—	55,815,490
Total Short-Term Investments	234,167,873	55,815,490	—	289,983,363
Total Investments	$1,055,197,522	$63,738,081	$35,490,951	$1,154,426,554

Collateral for Securities Loaned (Liability)	$—	$(234,167,873)	$—	$(234,167,873)

*	See Schedule of Investments for additional detailed categorizations.

MIST-269

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Depreciation	Balance as of March 31, 2016	Change in Unrealized Depreciation from Investments Still Held at March 31, 2016
Common Stocks
Internet Software & Services	$8,770,092	$(1,460,327)	$7,309,765	$(1,460,327)
Preferred Stocks
Internet & Catalog Retail	10,246,971	(1,587,753)	8,659,218	(1,587,753)
Internet Software & Services	518,582	(77,313)	441,269	(77,313)
Software	6,854,086	(1,584,451)	5,269,635	(1,584,451)
Convertible Preferred Stocks
Internet Software & Services	15,737,577	(1,926,513)	13,811,064	(1,926,513)

Total	$42,127,308	$(6,636,357)	$35,490,951	$(6,636,357)

	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet Software & Services	$3,639,873	M&A Transaction	Enterprise Value/Revenue	8.0x	8.0x	8.0x	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	4.7x	4.7x	4.7x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	3,669,892	Discounted Cash Flow	Weighted Average Cost of Capital	17.50%	19.50%	18.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	10.0x	10.0x	10.0x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Preferred Stocks
Internet & Catalog Retail	8,659,218	Discounted Cash Flow	Weighted Average Cost of Capital	17.00%	19.00%	18.00%	Decrease
			Perpetual Growth Rate	3.50%	4.50%	4.00%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	3.2x	3.2x	3.2x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Internet Software & Services	410,434	M&A Transaction	Enterprise Value/Revenue	8.0x	8.0x	8.0x	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	4.7x	4.7x	4.7x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	30,835	Merger & Acquisition Transaction	Sale / Merger Scenerio	$0.86	$0.86	$0.86	Increase
			Discount for Lack of Marketability	50.00%	50.00%	50.00%	Decrease
Software	5,269,635	Discounted Cash Flow	Weighted Average Cost of Capital	17.00%	19.00%	18.00%	Decrease
			Perpetual Growth Rate	2.50%	3.50%	3.00%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	10.8x	10.8x	10.8x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
Convertible Preferred Stocks
Internet Software & Services	13,811,064	Discounted Cash Flow	Weighted Average Cost of Capital	17.00%	19.00%	18.00%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	15.9x	15.9x	15.9x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease

MIST-270

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Brazil—0.8%
Embraer S.A. (ADR)	346,340	$9,129,522

China—1.1%
JD.com, Inc. (ADR) (a) (b)	512,866	13,590,949

Denmark—0.4%
FLSmidth & Co. A/S (a)	102,574	4,284,024

France—5.1%
Kering	91,009	16,227,505
LVMH Moet Hennessy Louis Vuitton SE (a)	148,885	25,465,116
Societe Generale S.A.	259,500	9,546,038
Technip S.A.	184,070	10,178,429

		61,417,088

Germany—7.6%
Allianz SE	132,088	21,472,522
Bayer AG	150,355	17,670,287
Deutsche Bank AG	466,997	7,945,852
Linde AG	70,529	10,273,397
SAP SE	320,197	25,904,631
Siemens AG	64,867	6,875,368

		90,142,057

India—3.3%
DLF, Ltd.	8,983,404	15,599,436
ICICI Bank, Ltd. (ADR)	2,034,220	14,565,015
Zee Entertainment Enterprises, Ltd.	1,683,325	9,837,580

		40,002,031

Ireland—0.6%
Shire plc	120,125	6,881,764

Italy—1.4%
Banca Monte dei Paschi di Siena S.p.A. (a) (b)	5,143,874	2,918,014
Brunello Cucinelli S.p.A. (a)	217,274	4,101,270
Prysmian S.p.A.	244,865	5,546,478
Tod’s S.p.A. (a)	57,157	4,068,091

		16,633,853

Japan—12.6%
Dai-ichi Life Insurance Co., Ltd. (The) (a)	1,083,600	13,107,897
FANUC Corp.	51,400	7,980,932
KDDI Corp.	734,000	19,563,508
Keyence Corp.	38,600	21,042,494
Kyocera Corp.	306,900	13,510,409
Murata Manufacturing Co., Ltd.	223,500	26,847,555
Nidec Corp. (a)	267,600	18,299,380
Nintendo Co., Ltd.	26,100	3,698,312
Nomura Holdings, Inc.	1,066,700	4,748,276
Rakuten, Inc.	441,300	4,253,777
Sumitomo Mitsui Financial Group, Inc.	366,000	11,088,467
Suzuki Motor Corp.	220,400	5,892,079

		150,033,086

Netherlands—2.5%
Airbus Group SE	448,211	$29,741,497

Spain—3.3%
Banco Bilbao Vizcaya Argentaria S.A.	1,423,028	9,388,097
Industria de Diseno Textil S.A.	714,236	23,962,639
Repsol S.A.	580,800	6,536,815

		39,887,551

Sweden—3.2%
Assa Abloy AB - Class B	1,048,607	20,614,401
Telefonaktiebolaget LM Ericsson - B Shares	1,801,967	18,025,449

		38,639,850

Switzerland—4.6%
Credit Suisse Group AG (b)	709,469	10,027,406
Nestle S.A.	177,273	13,237,593
Roche Holding AG	43,851	10,760,311
UBS Group AG	1,279,155	20,488,167

		54,513,477

United Kingdom—5.1%
Circassia Pharmaceuticals plc (a) (b)	2,109,064	8,205,345
Earthport plc (b)	5,607,695	1,356,801
International Game Technology plc	388,261	7,085,763
Prudential plc	1,037,200	19,237,249
Unilever plc	539,815	24,375,497

		60,260,655

United States—45.5%
3M Co.	119,480	19,908,952
ACADIA Pharmaceuticals, Inc. (a) (b)	295,230	8,254,631
Adobe Systems, Inc. (b)	221,820	20,806,716
Aetna, Inc. (a)	291,270	32,724,184
Alphabet, Inc. - Class A (b)	37,380	28,517,202
Alphabet, Inc. - Class C (b)	38,768	28,880,222
Anthem, Inc.	156,840	21,799,192
Biogen, Inc. (b)	45,020	11,719,606
BioMarin Pharmaceutical, Inc. (b)	100,190	8,263,671
Bluebird Bio, Inc. (a) (b)	91,570	3,891,725
Celldex Therapeutics, Inc. (a) (b)	619,950	2,343,411
Cigna Corp.	23,300	3,197,692
Citigroup, Inc.	535,440	22,354,620
Clovis Oncology, Inc. (a) (b)	87,570	1,681,344
Colgate-Palmolive Co.	419,540	29,640,501
eBay, Inc. (b)	460,000	10,975,600
Emerson Electric Co.	180,660	9,824,291
Facebook, Inc. - Class A (b)	224,570	25,623,437
FNF Group (a)	283,940	9,625,566
Gilead Sciences, Inc.	163,030	14,975,936
Goldman Sachs Group, Inc. (The)	106,150	16,663,427
Humana, Inc. (a)	6,660	1,218,447
Intuit, Inc.	246,420	25,630,144
Ionis Pharmaceuticals, Inc. (a) (b)	101,230	4,099,815
MacroGenics, Inc. (a) (b)	203,860	3,822,375
Maxim Integrated Products, Inc.	676,020	24,864,016

MIST-271

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
McDonald’s Corp.	46,680	$5,866,742
McGraw Hill Financial, Inc.	347,160	34,361,897
PayPal Holdings, Inc. (b)	505,000	19,493,000
Sage Therapeutics, Inc. (a) (b)	41,650	1,335,299
St. Jude Medical, Inc.	139,620	7,679,100
SunEdison, Inc. (a) (b)	2,402,220	1,297,679
Theravance Biopharma, Inc. (a) (b)	75,605	1,421,374
Tiffany & Co. (a)	194,640	14,282,683
Twitter, Inc. (a) (b)	388,550	6,430,503
United Parcel Service, Inc. - Class B	170,680	18,001,620
Vertex Pharmaceuticals, Inc. (b)	35,570	2,827,459
Walt Disney Co. (The)	237,660	23,602,015
Zimmer Biomet Holdings, Inc. (a)	134,600	14,352,398

		542,258,492

Total Common Stocks (Cost $1,024,031,082)		1,157,415,896

Preferred Stock—1.9%

Germany—1.9%
Bayerische Motoren Werke (BMW) AG (Cost $17,964,213)	282,414	22,566,389

Short-Term Investments—9.5%

Mutual Fund—8.7%
State Street Navigator Securities Lending MET Portfolio (c)	103,091,210	103,091,210

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $9,773,544 on 04/01/16, collateralized by $9,790,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $9,973,563.	9,773,536	9,773,536

Total Short-Term Investments (Cost $112,864,746)		112,864,746

Total Investments—108.5% (Cost $1,154,860,041) (d)		1,292,847,031
Other assets and liabilities (net)—(8.5)%		(101,488,614)

Net Assets—100.0%		$1,191,358,417

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $100,160,128 and the collateral received consisted of cash in the amount of $103,091,210 and non-cash collateral with a value of $479,871. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $1,154,860,041. The aggregate unrealized appreciation and depreciation of investments were $251,837,911 and $(113,850,921), respectively, resulting in net unrealized appreciation of $137,986,990.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2016 (Unaudited)	% of Net Assets
Internet Software & Services	8.4
Software	6.4
Biotechnology	6.0
Banks	5.9
Insurance	5.3
Electronic Equipment, Instruments & Components	5.2
Capital Markets	5.0
Health Care Providers & Services	4.9
Textiles, Apparel & Luxury Goods	4.2
Aerospace & Defense	3.3

MIST-272

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$9,129,522	$—	$—	$9,129,522
China	13,590,949	—	—	13,590,949
Denmark	—	4,284,024	—	4,284,024
France	—	61,417,088	—	61,417,088
Germany	—	90,142,057	—	90,142,057
India	14,565,015	25,437,016	—	40,002,031
Ireland	—	6,881,764	—	6,881,764
Italy	—	16,633,853	—	16,633,853
Japan	—	150,033,086	—	150,033,086
Netherlands	—	29,741,497	—	29,741,497
Spain	—	39,887,551	—	39,887,551
Sweden	—	38,639,850	—	38,639,850
Switzerland	—	54,513,477	—	54,513,477
United Kingdom	7,085,763	53,174,892	—	60,260,655
United States	542,258,492	—	—	542,258,492
Total Common Stocks	586,629,741	570,786,155	—	1,157,415,896
Total Preferred Stock*	—	22,566,389	—	22,566,389
Short-Term Investments
Mutual Fund	103,091,210	—	—	103,091,210
Repurchase Agreement	—	9,773,536	—	9,773,536
Total Short-Term Investments	103,091,210	9,773,536	—	112,864,746
Total Investments	$689,720,951	$603,126,080	$—	$1,292,847,031

Collateral for Securities Loaned (Liability)	$—	$(103,091,210)	$—	$(103,091,210)

*	See Schedule of Investments for additional detailed categorizations.

MIST-273

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Foreign Government—11.8% of Net Assets

Security Description	Principal Amount*/ Shares	Value

Sovereign—11.8%
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 04/15/23 (EUR) (a)	1,295,641	$1,581,433
France Government Bond OAT 0.250%, 07/25/24 (EUR) (a)	1,601,408	1,980,722
Italy Buoni Poliennali Del Tesoro 2.350%, 09/15/24 (144A) (EUR) (a)	792,128	1,052,431
United Kingdom Gilt Inflation Linked 0.625%, 03/22/40 (GBP) (a)	1,673,728	3,396,890

Total Foreign Government (Cost $7,891,407)		8,011,476

Mutual Fund— 7.9%

Investment Company Security—7.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $5,349,264)	45,402	5,394,666

U.S. Treasury & Government Agencies—6.2%

U.S. Treasury—6.2%
U.S. Treasury Inflation Indexed Bond 3.875%, 04/15/29 (a)	749,362	1,072,611
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/18 (a)	666,153	677,940
0.125%, 01/15/23 (a)	800,553	807,120
0.250%, 01/15/25 (a)	1,680,353	1,694,508

Total U.S. Treasury & Government Agencies (Cost $4,143,565)		4,252,179

Short-Term Investments—54.9%

Mutual Funds—24.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.187% (b)	7,000,000	7,000,000
BofA Government Plus Reserves Fund, Institutional Class, 0.151% (b)	1,500,000	1,500,000
UBS Select Treasury Institutional Fund, Institutional Class, 0.150% (b)	8,500,000	8,500,000

		17,000,000

Repurchase Agreement—24.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $16,988,108 on 04/01/16, collateralized by $17,140,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $17,332,825.	16,988,094	16,988,094

U.S. Treasury—5.1%
U.S. Treasury Bills
0.301%, 05/12/16 (c) (d)	2,750,000	2,749,049
0.681%, 05/12/16 (c) (d)	725,000	724,920

		3,473,969

Total Short-Term Investments (Cost $37,461,580)		37,462,063

Total Investments—80.8% (Cost $54,845,816) (e)		55,120,384
Other assets and liabilities (net)—19.2%		13,139,791

Net Assets—100.0%		$68,260,175

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of March 31, 2016.
(c)	The rate shown represents current yield to maturity.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $3,473,969.
(e)	As of March 31, 2016, the aggregate cost of investments was $54,845,816. The aggregate unrealized appreciation and depreciation of investments were $368,654 and $(94,086), respectively, resulting in net unrealized appreciation of $274,568.
(EUR)—	Euro
(GBP)—	British Pound
(ETF)—	Exchange-Traded Fund

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	4,040,000	State Street Bank and Trust	04/28/16	$4,552,515	$(47,910)
GBP	2,340,000	State Street Bank and Trust	04/28/16	3,363,296	2,230

Net Unrealized Depreciation					$(45,680)

MIST-274

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures	04/18/16	23	USD	869,105	$(1,573)
Amsterdam Index Futures	04/15/16	5	EUR	440,770	(1,218)
Australian 10 Year Treasury Bond Futures	06/15/16	93	AUD	12,045,103	102,419
Bloomberg Commodity Index Futures	06/15/16	60	USD	475,966	(2,566)
Brent Crude Oil Futures	04/29/16	8	USD	299,542	23,098
Canada Government Bond 10 Year Futures	06/21/16	118	CAD	16,723,276	(58,392)
Cattle Feeder Futures	05/26/16	3	USD	235,467	(2,592)
Cattle Feeder Futures	08/25/16	6	USD	465,953	(728)
Cocoa Futures	07/14/16	22	USD	647,580	3,400
Coffee “C” Futures	07/19/16	6	USD	263,957	27,531
Copper Futures	05/26/16	11	USD	575,244	25,081
Corn Futures	07/14/16	11	USD	208,259	(12,597)
Cotton No. 2 Futures	07/07/16	17	USD	488,234	7,401
DAX Index Futures	06/17/16	3	EUR	748,132	2,126
Euro-BTP Futures	06/08/16	68	EUR	9,409,259	173,986
Euro-Bobl Futures	06/08/16	10	EUR	1,315,414	(5,022)
Euro-Bund Futures	06/08/16	6	EUR	978,667	1,426
Euro-Buxl 30 Year Bond Futures	06/08/16	4	EUR	660,005	16,107
FTSE 100 Index Futures	06/17/16	7	GBP	425,405	3,598
Gasoline RBOB Futures	04/29/16	1	USD	61,114	(353)
Gold 100 oz. Futures	06/28/16	13	USD	1,601,802	4,478
Hang Seng Index Futures	04/28/16	9	HKD	9,174,600	24,306
IBEX 35 Index Futures	04/15/16	13	EUR	1,156,469	(30,475)
Interest Rate Swap 10 Year Futures	06/13/16	73	USD	7,606,407	72,281
Interest Rate Swap 5 Year Futures	06/13/16	179	USD	18,441,359	127,094
Japanese Government 10 Year Bond Mini Futures	06/10/16	171	JPY	2,594,491,002	(35,648)
Lean Hogs Futures	06/14/16	21	USD	679,646	(506)
Lean Hogs Futures	08/12/16	4	USD	127,224	1,416
Live Cattle Futures	06/30/16	5	USD	252,536	(4,486)
Live Cattle Futures	08/31/16	19	USD	914,005	(675)
Low Sulphur Gas Oil Futures	05/12/16	6	USD	225,072	(9,972)
MSCI Emerging Markets Mini Index Futures	06/17/16	119	USD	4,778,108	183,597
Natural Gas E-Mini Futures	04/26/16	42	USD	225,156	(19,461)
Natural Gas Futures	04/27/16	19	USD	352,925	19,285
New York Harbor ULSD Futures	04/29/16	4	USD	187,017	12,147
Nickel Futures	04/18/16	8	USD	391,680	14,256
OMX Stockholm 30 Index Futures	04/15/16	58	SEK	7,846,648	(5,980)
Russell 2000 Mini Index Futures	06/17/16	50	USD	5,385,370	162,630
S&P 500 E-Mini Index Futures	06/17/16	74	USD	7,433,855	156,695
S&P TSX 60 Index Futures	06/16/16	11	CAD	1,730,709	532
SPI 200 Index Futures	06/16/16	8	AUD	1,032,634	(14,897)
Silver Futures	07/27/16	13	USD	1,019,352	(11,722)
Soybean Futures	07/14/16	10	USD	443,056	15,819
Soybean Meal Futures	07/14/16	13	USD	356,840	(1,810)
Soybean Oil Futures	07/14/16	22	USD	450,980	3,628
Sugar No. 11 Futures	06/30/16	32	USD	489,189	64,539
TOPIX Index Futures	06/09/16	16	JPY	215,088,416	4,546
U.S. Treasury Long Bond Futures	06/21/16	39	USD	6,423,352	(10,290)
U.S. Treasury Note 2 Year Futures	06/30/16	22	USD	4,811,190	1,310
United Kingdom Long Gilt Bond Futures	06/28/16	61	GBP	7,432,923	(55,300)
Wheat Futures	07/14/16	9	USD	216,603	(265)
Zinc Futures	04/18/16	13	USD	562,459	26,035

Net Unrealized Appreciation					$994,239

MIST-275

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	1.250%	06/15/18	USD	26,401,000	$69,535
Pay	3M LIBOR	1.250%	06/15/18	USD	7,500,000	72,576

Net Unrealized Appreciation						$142,111

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-276

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$8,011,476	$—	$8,011,476
Total Mutual Fund*	5,394,666	—	—	5,394,666
Total U.S. Treasury & Government Agencies*	—	4,252,179	—	4,252,179
Short-Term Investments
Mutual Funds	17,000,000	—	—	17,000,000
Repurchase Agreement	—	16,988,094	—	16,988,094
U.S. Treasury	—	3,473,969	—	3,473,969
Total Short-Term Investments	17,000,000	20,462,063	—	37,462,063
Total Investments	$22,394,666	$32,725,718	$—	$55,120,384

Forward Contracts
Forward Foreign Currency Exchange
Contracts (Unrealized Appreciation)	$—	$2,230	$—	$2,230
Forward Foreign Currency Exchange )
Contracts (Unrealized Depreciation	—	(47,910)	—	(47,910)
Total Forward Contracts	$—	$(45,680)	$—	$(45,680)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,280,767	$—	$—	$1,280,767
Futures Contracts (Unrealized Depreciation)	(286,528)	—	—	(286,528)
Total Futures Contracts	$994,239	$—	$—	$994,239
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$142,111	$—	$142,111

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-277

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—107.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—2.7%
Fannie Mae 30 Yr. Pool 3.000%, TBA (a)	50,000,000	$51,232,107
Fannie Mae ARM Pool 1.522%, 07/01/44 (b)	18,767	19,116
1.522%, 09/01/44 (b)	37,117	37,851
2.646%, 11/01/34 (b)	839,202	884,745
Fannie Mae REMICS (CMO) 0.479%, 12/25/36 (b)	72,293	72,092
0.493%, 07/25/37 (b)	754,923	709,591
0.583%, 08/25/34 (b)	97,636	97,009
0.783%, 07/25/37 (b)	24,704	24,795
0.813%, 07/25/37 (b)	169,724	170,663
1.113%, 02/25/41 (b)	2,523,955	2,548,798
2.455%, 05/25/35 (b)	484,059	510,569
Fannie Mae Whole Loan (CMO) 0.783%, 05/25/42 (b)	65,949	65,986
Freddie Mac ARM Non-Gold Pool 2.574%, 01/01/34 (b)	91,883	97,121
Freddie Mac REMICS (CMO) 0.586%, 10/15/20 (b)	237,936	237,435
0.666%, 02/15/19 (b)	433,172	430,762
0.886%, 08/15/33 (b)	1,751,116	1,753,946
Freddie Mac Strips (CMO)
0.886%, 09/15/42 (b)	9,120,393	9,145,652
Freddie Mac Structured Pass-Through Securities (CMO) 0.693%, 08/25/31 (b)	52,263	51,217
1.522%, 10/25/44 (b)	3,077,907	3,128,577
1.522%, 02/25/45 (b)	926,459	975,842

		72,193,874

U.S. Treasury—105.0%
U.S. Treasury Bonds 2.500%, 02/15/45 (c) (d)	8,110,000	7,907,883
2.500%, 02/15/46 (c)	20,290,000	19,783,541
3.000%, 11/15/44 (c)	2,000,000	2,158,204
3.000%, 05/15/45 (c)	18,900,000	20,383,215
3.000%, 11/15/45 (c) (d)	300,000	323,871
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43 (c) (e)	24,836,978	23,313,776
0.750%, 02/15/42 (c) (e)	35,232,960	34,193,411
0.750%, 02/15/45 (c) (e)	62,334,090	60,307,422
1.375%, 02/15/44 (c) (e)	116,573,236	130,505,836
1.750%, 01/15/28 (c) (e)	122,752,543	142,325,804
2.000%, 01/15/26 (c) (e)	62,043,345	72,639,170
2.125%, 02/15/40 (c) (e)	36,505,125	46,626,280
2.125%, 02/15/41 (c) (d) (e)	7,140,699	9,190,487
2.375%, 01/15/25 (c) (e) (f)	212,687,255	253,272,237
2.375%, 01/15/27 (c) (e)	105,029,674	128,277,047
2.500%, 01/15/29 (c) (e)	57,830,212	72,625,089
3.625%, 04/15/28 (c) (e)	43,449,995	59,822,953
3.875%, 04/15/29 (c) (e)	90,933,237	130,158,835
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/17 (c) (d) (e)	18,465,031	18,676,363
0.125%, 04/15/18 (c) (d) (e) (g) (h)	12,810,769	13,037,456

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/19 (c) (d) (e)	139,226,902	142,230,862
0.125%, 04/15/20 (c) (d) (e) (h)	3,554,868	3,629,392
0.125%, 01/15/22 (c) (e)	63,127,467	64,058,786
0.125%, 07/15/22 (c) (e)	252,940,939	257,327,947
0.125%, 01/15/23 (c) (e)	258,252,497	260,370,942
0.125%, 07/15/24 (c) (e)	56,360,262	56,554,029
0.250%, 01/15/25 (c) (e)	14,505,365	14,627,558
0.375%, 07/15/23 (c) (e) (h)	125,847,047	129,624,095
0.625%, 07/15/21 (c) (e)	277,284,884	291,029,896
0.625%, 01/15/24 (c) (e)	82,459,412	85,858,719
1.125%, 01/15/21 (c) (e) (h)	16,139,257	17,247,362
1.250%, 07/15/20 (c) (e)	108,606,655	116,749,331
1.375%, 01/15/20 (c) (e)	29,306,230	31,373,316
1.625%, 01/15/18 (c) (e)	22,609,490	23,641,047
1.875%, 07/15/19 (c) (d) (e) (g) (h)	15,866,525	17,248,436
2.375%, 01/15/17 (c) (d) (e) (h)	11,331,683	11,677,979
2.500%, 07/15/16 (c) (e)	14,126,412	14,382,269
U.S. Treasury Notes 1.625%, 02/15/26 (c)	24,250,000	23,897,623
2.125%, 05/15/25 (c) (d)	26,700,000	27,524,977

		2,834,583,446

Total U.S. Treasury & Government Agencies (Cost $2,957,073,804)		2,906,777,320

Corporate Bonds & Notes—11.5%

Auto Manufacturers—0.1%
Ford Motor Credit Co. LLC 5.000%, 05/15/18	2,000,000	2,111,850

Banks—9.4%
Banca Monte dei Paschi di Siena S.p.A. 4.875%, 09/15/16 (EUR)	1,000,000	1,159,170
Banco Santander S.A. 6.250%, 09/11/21 (EUR) (b)	700,000	712,496
Bank of America Corp. 3.300%, 01/11/23	7,200,000	7,260,494
4.100%, 07/24/23	2,200,000	2,314,272
Bank of America N.A. 1.750%, 06/05/18	18,700,000	18,695,549
Bank of New York Mellon Corp. (The) 1.488%, 08/17/20 (b)	4,500,000	4,479,660
Barclays Bank plc 6.500%, 09/15/19 (EUR) (b)	2,900,000	2,920,420
7.625%, 11/21/22	15,718,000	16,896,850
7.750%, 04/10/23 (b)	7,954,000	8,351,700
8.000%, 12/15/20 (EUR) (b)	800,000	878,459
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	5,000,000	5,462,500
BPCE S.A. 1.188%, 11/18/16 (b)	13,300,000	13,311,997
Citigroup, Inc. 1.136%, 05/01/17 (b)	33,800,000	33,753,153
2.650%, 10/26/20	2,300,000	2,321,691

MIST-278

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Cooperatieve Rabobank UA 0.951%, 04/28/17 (b)	33,450,000	$33,449,097
Credit Agricole S.A. 7.875%, 01/23/24 (b)	200,000	189,000
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	2,800,000	2,674,851
3.800%, 09/15/22	2,600,000	2,587,715
Depfa ACS Bank 3.875%, 11/14/16 (EUR)	600,000	698,474
Eksportfinans ASA 2.375%, 05/25/16	4,100,000	4,103,157
Goldman Sachs Group, Inc. (The) 1.834%, 09/15/20 (b)	11,900,000	11,817,771
2.399%, 02/25/21 (b)	14,000,000	14,193,802
3.500%, 01/23/25	800,000	807,463
HSBC Holdings plc 2.874%, 03/08/21 (b)	5,100,000	5,218,259
JPMorgan Chase & Co. 1.169%, 04/25/18 (b)	33,700,000	33,579,994
2.115%, 03/01/21 (b)	4,200,000	4,263,613
7.900%, 04/30/18 (b)	900,000	900,000
Lloyds Bank plc 1.750%, 05/14/18	6,350,000	6,335,370
3.500%, 05/14/25	550,000	568,893
Lloyds Banking Group plc 7.625%, 06/27/23 (GBP) (b)	2,500,000	3,465,397
7.875%, 06/27/29 (GBP) (b)	200,000	276,843
Mitsubishi UFJ Financial Group, Inc. 2.515%, 03/01/21 (b)	4,100,000	4,181,963
Realkredit Danmark A/S 2.000%, 04/01/17 (DKK)	23,000,000	3,582,489
Turkiye Garanti Bankasi A/S 3.124%, 04/20/16 (144A) (b)	1,600,000	1,599,200

		253,011,762

Computers—0.2%
Hewlett Packard Enterprise Co. 2.450%, 10/05/17 (144A)	3,400,000	3,422,198
2.850%, 10/05/18 (144A)	3,400,000	3,457,093

		6,879,291

Diversified Financial Services—0.6%
Ally Financial, Inc. 3.250%, 02/13/18	15,200,000	15,048,000

Oil & Gas—0.3%
California Resources Corp. 8.000%, 12/15/22 (144A)	4,005,000	1,541,925
Petrobras Global Finance B.V. 2.238%, 05/20/16 (b)	700,000	697,550
2.750%, 01/15/18 (EUR)	1,000,000	1,026,981
2.762%, 01/15/19 (b)	100,000	81,260
3.000%, 01/15/19	200,000	171,885
3.002%, 03/17/17 (b)	500,000	482,550
4.250%, 10/02/23 (EUR)	600,000	491,887

Oil & Gas—(Continued)
Petrobras Global Finance B.V.
4.375%, 05/20/23	300,000	218,910
5.375%, 01/27/21	5,100,000	4,215,813
6.250%, 12/14/26 (GBP)	300,000	297,556

		9,226,317

Pharmaceuticals—0.6%
AbbVie, Inc. 1.800%, 05/14/18	7,900,000	7,953,057
2.500%, 05/14/20	3,700,000	3,766,866
3.200%, 11/06/22	800,000	827,300
3.600%, 05/14/25	2,900,000	3,044,179

		15,591,402

Telecommunications—0.2%
Cisco Systems, Inc. 1.236%, 02/21/18 (b)	2,800,000	2,807,336
1.600%, 02/28/19	2,900,000	2,941,879

		5,749,215

Transportation—0.1%
Hellenic Railways Organization S.A. 4.028%, 03/17/17 (EUR) (i)	3,900,000	4,005,123

Total Corporate Bonds & Notes (Cost $319,356,917)		311,622,960

Foreign Government—10.8%

Sovereign—10.8%
Brazil Letras do Tesouro Nacional Zero Coupon, 07/01/16 (BRL)	63,300,000	17,027,843
Zero Coupon, 10/01/16 (BRL)	217,960,000	56,708,456
Zero Coupon, 01/01/17 (BRL)	245,400,000	61,879,238
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.750%, 04/15/18 (EUR) (c) (e)	8,176,104	9,652,770
Colombian TES 3.000%, 03/25/33 (COP) (e)	1,189,789,108	337,850
Deutsche Bundesrepublik Inflation Linked Bond 1.750%, 04/15/20 (EUR) (e)	6,257,446	7,921,264
France Government Bond OAT
0.250%, 07/25/18 (EUR) (e)	409,864	485,441
2.250%, 07/25/20 (EUR) (e)	13,942,040	18,228,477
Hellenic Republic Government Bonds 3.000%, 02/24/23 (EUR) (j)	300,000	245,841
3.000%, 02/24/24 (EUR) (j)	300,000	240,830
3.000%, 02/24/25 (EUR) (j)	300,000	235,743
3.000%, 02/24/26 (EUR) (j)	300,000	230,343
3.000%, 02/24/27 (EUR) (j)	300,000	224,576
3.000%, 02/24/28 (EUR) (j)	300,000	219,672
3.000%, 02/24/29 (EUR) (j)	500,000	358,359
3.000%, 02/24/30 (EUR) (j)	500,000	351,509
3.000%, 02/24/31 (EUR) (j)	500,000	346,468

MIST-279

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Hellenic Republic Government Bonds
3.000%, 02/24/32 (EUR) (j)	500,000	$340,596
3.000%, 02/24/33 (EUR) (j)	500,000	332,369
3.000%, 02/24/34 (EUR) (j)	500,000	325,942
3.000%, 02/24/35 (EUR) (j)	500,000	325,139
3.000%, 02/24/36 (EUR) (j)	750,000	479,341
3.000%, 02/24/37 (EUR) (j)	750,000	472,318
3.000%, 02/24/38 (EUR) (j)	750,000	477,389
3.000%, 02/24/39 (EUR) (j)	750,000	476,604
3.000%, 02/24/40 (EUR) (j)	750,000	478,003
3.000%, 02/24/41 (EUR) (j)	750,000	475,904
3.000%, 02/24/42 (EUR) (j)	750,000	477,542
Hellenic Republic Government International Bonds 3.800%, 08/08/17 (JPY)	150,000,000	1,199,446
4.500%, 07/03/17 (JPY)	300,000,000	2,395,708
Italy Buoni Poliennali Del Tesoro 1.700%, 09/15/18 (EUR) (e)	6,574,128	7,929,840
2.350%, 09/15/19 (EUR) (e)	2,617,656	3,275,623
2.350%, 09/15/24 (144A) (EUR) (e)	10,594,712	14,076,259
2.550%, 09/15/41 (EUR) (e)	96,344	142,957
3.100%, 09/15/26 (EUR) (e)	626,934	902,250
Mexican Bonos 4.750%, 06/14/18 (MXN)	65,252,000	3,797,949
Mexican Udibonos 4.000%, 11/08/46 (MXN) (e)	336,292,499	20,526,375
New Zealand Government Bonds 2.500%, 09/20/35 (NZD) (e)	1,509,300	1,104,394
3.000%, 09/20/30 (NZD) (e)	11,600,000	9,163,450
United Kingdom Gilt Inflation Linked 0.125%, 03/22/24 (GBP) (c)	54,316	86,126
0.125%, 03/22/44 (GBP) (e)	15,120,048	28,815,169
0.125%, 03/22/46 (GBP) (e)	6,707,655	12,998,877
0.125%, 03/22/58 (GBP) (c) (e)	385,514	875,501
0.125%, 03/22/68 (GBP) (c) (e)	769,222	2,023,056
0.375%, 03/22/62 (GBP) (c) (e)	924,672	2,429,711

Total Foreign Government (Cost $284,106,253)		291,098,518

Asset-Backed Securities—3.9%

Asset-Backed - Home Equity—0.8%
Asset Backed Securities Corp. 0.598%, 03/25/36 (b)	1,803,901	1,675,861
Asset-Backed Funding Certificates Trust 1.133%, 06/25/34 (b)	505,737	466,057
Bear Stearns Asset-Backed Securities Trust 1.093%, 10/25/32 (b)	13,382	12,633
1.433%, 10/25/37 (b)	2,213,501	2,022,637
First NLC Trust 0.503%, 08/25/37 (144A) (b)	1,313,881	613,170
0.823%, 02/25/36 (b)	1,200,000	1,017,051
HSI Asset Securitization Corp. Trust 0.483%, 10/25/36 (b)	7,133	3,458

Asset-Backed - Home Equity—(Continued)
Merrill Lynch Mortgage Investors Trust 0.823%, 08/25/36 (b)	13,185,000	11,212,190
Nomura Home Equity Loan, Inc 0.723%, 03/25/36 (b)	3,000,000	2,146,906
NovaStar Mortgage Funding Trust 0.903%, 01/25/36 (b)	2,000,000	1,560,187
Soundview Home Loan Trust 0.493%, 11/25/36 (144A) (b)	55,699	17,785

		20,747,935

Asset-Backed - Other—2.7%
Amortizing Residential Collateral Trust 1.558%, 08/25/32 (b)	1,377,380	1,246,938
Aquilae CLO II plc 0.187%, 01/17/23 (EUR) (b)	283,591	321,127
Babson CLO, Ltd. 1.858%, 05/15/23 (144A) (b)	1,150,000	1,145,559
Bayview Opportunity Master Fund Trust 4.350%, 01/28/31 (144A)	593,918	594,061
Cordatus CLO I plc 0.968%, 01/30/24 (GBP) (b)	694,306	971,162
Cordatus CLO II plc 0.165%, 07/25/24 (EUR) (b)	2,289,066	2,562,354
0.968%, 07/25/24 (GBP) (b)	332,421	460,412
Countrywide Asset-Backed Certificates 0.613%, 07/25/36 (b)	2,082,104	2,042,420
0.633%, 04/25/36 (b)	474,625	458,038
0.686%, 04/25/36 (b)	45,913	45,643
Credit-Based Asset Servicing and Securitization LLC 0.553%, 07/25/37 (144A) (b)	139,132	81,052
CSAB Mortgage-Backed Trust 5.720%, 09/25/36	783,372	499,951
CWABS Asset-Backed Certificates Trust 1.441%, 01/25/35 (b)	6,761,793	6,762,423
Dryden Leveraged Loan CDO 0.871%, 04/12/20 (144A) (b)	2,676,181	2,656,833
Eaton Vance CDO VII plc 0.880%, 03/25/26 (b)	1,366,935	1,336,508
0.960%, 03/25/26 (b) (i)	1,931,651	1,898,294
Eaton Vance CDO X plc 0.045%, 02/22/27 (EUR) (b)	580,230	650,146
0.890%, 02/22/27 (GBP) (b) (i)	1,071,631	1,484,448
0.918%, 02/22/27 (b) (i)	3,248,001	3,167,009
Elm CLO, Ltd. 2.020%, 01/17/23 (144A) (b)	293,316	292,711
Equity One Mortgage Pass-Through Trust 1.033%, 04/25/34 (b)	111,678	91,743
GSAMP Trust 1.168%, 09/25/35 (b)	423,037	367,225
Hillmark Funding, Ltd. 0.868%, 05/21/21 (144A) (b)	6,227,175	6,108,254
JPMorgan Mortgage Acquisition Trust 0.553%, 01/25/37 (b)	5,140,355	5,016,467
Long Beach Mortgage Loan Trust 1.168%, 08/25/35 (b)	823,014	693,080

MIST-280

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Morgan Stanley IXIS Real Estate Capital Trust 0.483%, 11/25/36 (b)	762	$305
Nautique Funding, Ltd. 0.872%, 04/15/20 (144A) (b)	220,839	218,419
NYLIM Flatiron CLO, Ltd. 0.840%, 08/08/20 (144A) (b)	76,922	76,497
OneMain Financial Issuance Trust 2.470%, 09/18/24 (144A)	14,800,000	14,742,240
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.923%, 09/25/35 (b)	200,000	156,150
1.483%, 10/25/34 (b)	4,000,000	3,330,902
Penta CLO S.A. 0.172%, 06/04/24 (EUR) (b)	1,649,576	1,862,772
RAAC Trust 0.773%, 08/25/36 (b)	764,000	653,923
Small Business Administration Participation Certificates 5.510%, 11/01/27	2,533,092	2,854,700
Structured Asset Securities Corp. Mortgage Loan Trust 0.573%, 05/25/47 (b)	2,318,885	2,243,170
1.939%, 04/25/35 (b)	362,903	340,124
Symphony CLO, Ltd. 0.858%, 05/15/19 (144A) (b)	1,933,723	1,917,570
Vericrest Opportunity Loan Trust 3.375%, 11/25/54 (144A)	366,663	361,250
Vericrest Opportunity Loan Trust XIX LLC 3.875%, 04/25/55 (144A)	177,212	177,221
Vericrest Opportunity Loan Trust XLI LLC 4.250%, 02/26/46 (144A)	1,186,544	1,185,142
Vericrest Opportunity Loan Trust XXXI LLC 3.375%, 02/25/55 (144A)	411,158	405,149
Wood Street CLO II B.V. 0.117%, 03/29/21 (144A) (EUR) (b)	24,706	28,009

		71,507,401

Asset-Backed - Student Loan—0.4%
College Loan Corp. Trust 0.869%, 01/25/24 (b)	900,000	868,142
SLM Student Loan Trust 2.119%, 04/25/23 (b)	11,169,368	11,044,488

		11,912,630

Total Asset-Backed Securities (Cost $103,646,137)		104,167,966

Mortgage-Backed Securities—3.2%

Collateralized Mortgage Obligations—2.3%
Banc of America Alternative Loan Trust 6.000%, 01/25/35	3,134,732	3,101,173
Banc of America Funding Trust 2.815%, 02/20/36 (b)	1,123,315	1,096,122

Collateralized Mortgage Obligations—(Continued)
Banc of America Mortgage Trust 2.777%, 06/25/35 (b)	279,428	263,567
2.853%, 09/25/35 (b)	165,670	150,606
2.859%, 11/25/34 (b)	76,546	72,877
6.500%, 09/25/33	44,410	46,463
BCAP LLC Trust 5.248%, 03/26/37 (144A) (b)	1,889,223	1,819,522
Bear Stearns Adjustable Rate Mortgage Trust 2.380%, 08/25/35 (b)	122,989	123,203
2.924%, 03/25/35 (b)	4,719	4,742
3.090%, 03/25/35 (b)	539,586	537,362
3.137%, 01/25/35 (b)	1,867,347	1,875,470
3.237%, 03/25/35 (b)	468,447	453,165
Bear Stearns ALT-A Trust 0.593%, 02/25/34 (b)	215,321	187,283
2.792%, 09/25/35 (b)	1,590,096	1,317,870
Chase Mortgage Finance Trust 2.628%, 02/25/37 (b)	113,570	111,672
Citigroup Mortgage Loan Trust, Inc. 2.430%, 09/25/35 (b)	178,971	177,664
2.650%, 09/25/35 (b)	173,270	172,677
2.660%, 05/25/35 (b)	45,467	44,508
2.730%, 10/25/35 (b)	2,981,870	2,932,029
Countrywide Alternative Loan Trust 0.612%, 02/20/47 (b)	1,218,032	899,793
0.613%, 05/25/47 (b)	406,325	317,789
0.713%, 12/25/35 (b)	36,101	31,074
5.500%, 06/25/35	769,004	753,362
Countrywide Home Loan Mortgage Pass-Through Trust 0.723%, 04/25/35 (b)	933,110	803,021
2.605%, 11/20/34 (b)	391,770	365,117
2.621%, 11/19/33 (b)	26,421	25,789
2.763%, 08/25/34 (b)	210,785	182,959
Countrywide Home Reperforming Loan REMIC Trust 0.773%, 06/25/35 (144A) (b)	122,354	108,101
Deutsche ALT-B Securities Mortgage Loan Trust 0.533%, 10/25/36 (b)	33,859	21,094
5.869%, 10/25/36	597,470	480,218
5.886%, 10/25/36	597,470	479,913
First Horizon Alternative Mortgage Securities Trust 2.375%, 06/25/34 (b)	272,311	264,204
GreenPoint Mortgage Funding Trust 0.703%, 11/25/45 (b)	189,920	161,592
GreenPoint MTA Trust 0.873%, 06/25/45 (b)	387,719	335,762
GSR Mortgage Loan Trust 2.719%, 12/25/34 (b)	1,953,758	1,903,584
2.805%, 11/25/35 (b)	782,026	699,881
2.838%, 09/25/35 (b)	391,838	392,469
2.869%, 05/25/35 (b)	597,852	549,480
2.974%, 01/25/35 (b)	340,090	324,879
HarborView Mortgage Loan Trust 0.652%, 05/19/35 (b)	103,407	84,506
0.712%, 02/19/36 (b)	210,801	145,035

MIST-281

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
IndyMac INDA Mortgage Loan Trust 3.076%, 11/25/35 (b)	708,547	$641,316
JPMorgan Mortgage Trust 2.278%, 07/27/37 (144A) (b)	1,044,070	964,034
2.669%, 06/25/35 (b)	896,230	881,335
2.737%, 09/25/35 (b)	153,637	136,495
2.757%, 08/25/35 (b)	523,714	493,376
2.768%, 02/25/35 (b)	464,913	460,419
2.783%, 08/25/35 (b)	402,215	393,667
2.789%, 07/25/35 (b)	273,613	270,684
2.796%, 07/25/35 (b)	280,069	277,980
Lehman XS Trust 0.703%, 12/25/35 (b)	207,149	172,650
Marche Mutui S.r.l. 0.175%, 02/25/55 (EUR) (b)	776,272	872,733
0.245%, 10/27/65 (EUR) (b)	143,129	162,798
2.095%, 01/27/64 (EUR) (b)	1,651,459	1,896,512
Master Adjustable Rate Mortgages Trust 2.258%, 12/25/33 (b)	173,787	167,199
2.812%, 11/21/34 (b)	274,329	278,285
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.876%, 12/15/30 (b)	40,823	38,667
1.136%, 11/15/31 (b)	285,508	263,826
Merrill Lynch Mortgage Investors Trust 0.683%, 11/25/35 (b)	137,652	127,727
1.439%, 10/25/35 (b)	221,252	207,913
1.904%, 10/25/35 (b)	940,936	906,144
2.477%, 12/25/35 (b)	238,751	216,851
National Credit Union Administration Guaranteed Notes 0.888%, 10/07/20 (b)	2,554,323	2,552,762
0.998%, 12/08/20 (b)	4,359,751	4,366,082
RBSSP Resecuritization Trust 2.424%, 07/26/45 (144A) (b)	6,206,838	6,159,581
Residential Accredit Loans, Inc. 0.733%, 08/25/35 (b)	159,105	119,864
1.711%, 09/25/45 (b)	169,136	135,205
Sequoia Mortgage Trust 0.632%, 07/20/36 (b)	1,371,269	1,230,709
1.132%, 10/19/26 (b)	79,663	77,147
Structured Adjustable Rate Mortgage Loan Trust 1.751%, 01/25/35 (b)	145,617	114,274
2.795%, 02/25/34 (b)	181,837	179,539
2.824%, 12/25/34 (b)	391,986	379,945
Structured Asset Mortgage Investments Trust 0.623%, 06/25/36 (b)	105,639	86,294
0.643%, 05/25/36 (b)	49,339	37,757
0.682%, 07/19/35 (b)	243,912	215,416
1.092%, 10/19/34 (b)	110,591	104,922
Swan Trust 3.390%, 04/25/41 (AUD) (b)	190,944	147,710
TBW Mortgage-Backed Trust 6.015%, 07/25/37	307,533	215,614

Collateralized Mortgage Obligations—(Continued)
Thornburg Mortgage Securities Trust 6. 103%, 09/25/37 (b)	693,070	700,642
WaMu Mortgage Pass-Through Certificates Trust 0.693%, 11/25/45 (b)	185,339	168,667
0.723%, 10/25/45 (b)	1,095,174	1,006,779
1.121%, 05/25/47 (b)	483,839	398,469
1.132%, 12/25/46 (b)	108,497	90,554
1.351%, 02/25/46 (b)	196,379	177,260
1.351%, 08/25/46 (b)	7,711,809	6,279,104
1.551%, 11/25/42 (b)	23,914	21,979
2.155%, 11/25/46 (b)	242,310	213,701
2.164%, 07/25/46 (b)	732,720	646,629
2.579%, 08/25/35 (b)	113,398	105,783
2.595%, 12/25/35 (b)	214,586	195,323
Wells Fargo Mortgage-Backed Securities Trust 2.749%, 09/25/34 (b)	344,112	349,029
2.754%, 11/25/34 (b)	202,062	200,630
2.761%, 10/25/35 (b)	16,524	16,498
2.765%, 04/25/36 (b)	789,943	765,568
2.830%, 03/25/36 (b)	139,037	130,683
3.401%, 04/25/36 (b)	315,855	287,359

		61,525,686

Commercial Mortgage-Backed Securities—0.9%
Banc of America Commercial Mortgage Trust 5.543%, 06/10/49 (b)	883,712	905,346
5.741%, 02/10/51 (b)	742,180	769,222
Banc of America Re-REMIC Trust 5.586%, 06/24/50 (144A) (b)	1,316,562	1,342,564
5.650%, 02/17/51 (144A) (b)	861,488	873,463
Credit Suisse Commercial Mortgage Trust 5.383%, 02/15/40 (144A)	1,077,654	1,084,646
5.467%, 09/18/39 (144A) (b)	947,915	947,366
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	25,000	27,319
JPMorgan Chase Commercial Mortgage Securities Trust 5.794%, 02/12/51 (b)	1,325,466	1,377,064
ML-CFC Commercial Mortgage Trust 5.700%, 09/12/49	5,183,471	5,374,240
Morgan Stanley Capital Trust 5.809%, 12/12/49	3,539,987	3,688,811
RBSCF Trust 6.095%, 12/16/49 (144A) (b)	1,465,924	1,514,637
Vornado DP LLC Trust 4.004%, 09/13/28 (144A)	7,000,000	7,436,809

		25,341,487

Total Mortgage-Backed Securities (Cost $82,761,057)		86,867,173

MIST-282

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Purchased Options—0.2%

Security Description	Notional Amount*	Value

Currency Options—0.0%
AUD Call/USD Put, Strike Price USD 0.895, Expires 05/27/16 (Counterparty - Citibank N.A.)	3,700,000	$37
EUR Call/USD Put, Strike Price USD 1.298, Expires 05/27/16 (Counterparty - Citibank N.A.)	12,800,000	145
GBP Call/USD Put, Strike Price USD 1.631, Expires 05/26/16 (Counterparty - Citibank N.A.)	1,700,000	27

		209

Interest Rate Swaptions—0.2%
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.000%, Expires 06/23/16 (Counterparty - Morgan Stanley Capital Services LLC) (i)	214,900,000	45,860
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.000%, Expires 06/24/16 (Counterparty - Morgan Stanley Capital Services LLC) (i)	213,200,000	47,117
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.150%, Expires 07/05/16 (Counterparty - Goldman Sachs Bank USA) (i)	335,500,000	29,390
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.250%, Expires 07/01/16 (Counterparty - Morgan Stanley Capital Services LLC) (i)	643,700,000	22,336
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.250%, Expires 07/05/16 (Counterparty - Deutsche Bank AG) (i)	875,500,000	32,656
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.250%, Expires 07/05/16 (Counterparty - Goldman Sachs Bank USA) (i)	247,000,000	9,213
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.500%, Expires 04/06/16 (Counterparty - Morgan Stanley Capital Services LLC)	168,000,000	17
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.500%, Expires 04/11/16 (Counterparty - Citibank N.A.) (i)	445,000,000	45
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.500%, Expires 04/29/16 (Counterparty - Goldman Sachs Bank USA) (i)	173,800,000	17
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.500%, Expires 04/29/16 (Counterparty - Morgan Stanley Capital Services LLC) (i)	746,200,000	75

Interest Rate Swaptions—(Continued)
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.500%, Expires 07/05/16 (Counterparty - Citibank N.A.) (i)	482,700,000	1,352
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.590%, Expires 12/10/18 (Counterparty - Morgan Stanley Capital Services LLC) (i)	4,700,000	367,275
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.600%, Expires 03/29/19 (Counterparty - Morgan Stanley Capital Services LLC) (i)	17,100,000	1,425,817
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.605%, Expires 10/17/18 (Counterparty - Morgan Stanley Capital Services LLC) (i)	15,500,000	1,142,908
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.608%, Expires 11/15/18 (Counterparty - Morgan Stanley Capital Services LLC) (i)	4,700,000	353,672
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.860%, Expires 10/23/18 (Counterparty - Deutsche Bank AG) (i)	22,600,000	1,230,206
Put - OTC - 5-Year Interest Rate Swap, Exercise Rate 3.400%, Expires 12/05/16 (Counterparty - Credit Suisse International) (i)	54,900,000	52,303

		4,760,259

Options on Exchange-Traded Futures Contracts—0.0%
Put - U.S. Treasury Note 10-Year Futures @115.00, Expires 05/20/16	370	0
Put - U.S. Treasury Note 5-Year Futures @113.70, Expires 05/20/16	1,139	0

		0

Total Purchased Options (Cost $9,053,534)		4,760,468

Convertible Preferred Stock—0.0%

Banks—0.0%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,084,509

Municipals—0.0%
Tobacco Settlement Financing Authority 7.467%, 06/01/47 (Cost $703,324)	735,000	657,325

MIST-283

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loan (k)—0.0%

Security Description	Principal Amount*	Value

Pharmaceuticals—0.0%
Valeant Pharmaceuticals International, Inc. Term Loan B F1, 4.000%, 04/01/22 (Cost $93,431)	99,497	$94,181

Short-Term Investments—0.6%

Commercial Paper—0.5%
Banco Bilbao Vizcaya Argentaria S.A. 1.468%, 05/16/16 (l)	14,000,000	14,000,000

U.S. Treasury—0.1%
U.S. Treasury Bills 0.220%, 04/28/16 (d) (l)	592,000	591,900
0.220%, 04/07/16 (d) (l)	854,000	853,964
0.246%, 04/21/16 (d) (l)	261,000	260,963

		1,706,827

Total Short-Term Investments (Cost $15,706,827)		15,706,827

Total Investments—137.9% (Cost $3,773,401,284) (m)		3,722,837,247
Other assets and liabilities (net)—(37.9)%		(1,022,960,145)

Net Assets—100.0%		$2,699,877,102

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(d)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of March 31, 2016, the market value of securities pledged was $31,794,163.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2016, the value of securities pledged amounted to $97,280,467.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $2,252,865.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2016, the market value of securities pledged was $26,041,252.
(i)	Illiquid security. As of March 31, 2016, these securities represent 0.6% of net assets.
(j)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(l)	The rate shown represents current yield to maturity.
(m)	As of March 31, 2016, the aggregate cost of investments was $3,773,401,284. The aggregate unrealized appreciation and depreciation of investments were $74,025,948 and $(124,589,985), respectively, resulting in net unrealized appreciation of $(50,564,037).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $82,458,139, which is 3.1% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(COP)—	Colombian Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IRS)—	Interest Rate Swap
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(REMIC)—	Real Estate Mortgage Investment Conduit

Reverse Repurchase Agreement

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
JPMorgan Securities LLC	0.400%	03/23/16	04/25/16	USD	94,493,750	$94,493,750

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

MIST-284

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	19,348,668	Citibank N.A.	04/04/16	$5,330,212	$50,921
BRL	4,634,567	Deutsche Bank AG	04/04/16	1,302,247	(13,310)
BRL	9,116,684	Goldman Sachs Bank USA	04/04/16	2,278,801	256,675
BRL	6,806,846	JPMorgan Chase Bank N.A.	04/04/16	1,712,070	181,008
BRL	11,883,217	JPMorgan Chase Bank N.A.	04/04/16	3,167,000	137,887
BRL	17,891,232	JPMorgan Chase Bank N.A.	04/04/16	4,931,023	44,776
BRL	23,830,784	JPMorgan Chase Bank N.A.	04/04/16	6,696,109	(68,439)
BRL	4,634,567	Deutsche Bank AG	05/03/16	1,255,640	23,045
COP	2,333,502,067	Citibank N.A.	06/03/16	752,257	21,332
EUR	3,113,000	Citibank N.A.	04/04/16	3,513,294	28,988
EUR	4,084,000	Citibank N.A.	04/04/16	4,440,778	206,405
EUR	5,545,000	Citibank N.A.	04/04/16	6,053,869	255,785
EUR	5,942,000	Citibank N.A.	04/04/16	6,470,314	291,087
EUR	7,373,000	Citibank N.A.	04/04/16	8,196,987	192,749
EUR	2,473,000	Goldman Sachs Bank USA	04/04/16	2,768,545	45,481
EUR	5,618,000	Goldman Sachs Bank USA	04/04/16	6,369,088	23,633
EUR	1,742,000	JPMorgan Chase Bank N.A.	04/04/16	1,893,291	88,931
EUR	993,000	UBS AG Stamford	04/04/16	1,113,531	16,403
EUR	59,771,195	UBS AG Stamford	04/04/16	66,931,785	1,081,847
GBP	7,887,000	Citibank N.A.	04/04/16	10,929,450	398,248
GBP	831,000	Goldman Sachs Bank USA	04/04/16	1,169,493	24,030
GBP	3,897,000	Goldman Sachs Bank USA	04/04/16	5,439,214	157,849
GBP	45,747,000	Goldman Sachs Bank USA	04/04/16	65,326,716	377,376
GBP	725,000	UBS AG Stamford	04/04/16	1,031,199	10,081
INR	728,735,913	Citibank N.A.	05/24/16	10,465,832	438,962
INR	1,514,316,414	Citibank N.A.	05/24/16	22,217,083	443,128
JPY	399,782,426	Goldman Sachs Bank USA	04/04/16	3,562,060	(9,859)
KRW	3,581,820,000	Citibank N.A.	05/24/16	2,970,000	157,986
KRW	12,989,179,000	Citibank N.A.	05/24/16	10,766,000	577,387
KRW	2,872,438,400	Credit Suisse International	05/24/16	2,381,000	127,487
KRW	3,534,620,500	JPMorgan Chase Bank N.A.	05/24/16	2,935,000	151,767
KRW	3,969,143,000	JPMorgan Chase Bank N.A.	05/24/16	3,298,000	168,233
KRW	4,332,836,100	JPMorgan Chase Bank N.A.	05/24/16	3,599,000	184,845
KRW	1,204,800	UBS AG Stamford	05/24/16	1,000	52
MXN	2,591,000	Barclays Bank plc	05/20/16	150,016	(672)
MXN	117,872,000	Barclays Bank plc	05/20/16	6,723,632	70,442
MXN	6,014,000	JPMorgan Chase Bank N.A.	05/20/16	344,100	2,544
MXN	7,446,000	JPMorgan Chase Bank N.A.	05/20/16	423,164	6,019
MYR	506,797	BNP Paribas S.A.	05/24/16	116,425	12,960
PLN	16,494,754	Goldman Sachs Bank USA	05/12/16	4,075,993	342,135
TWD	9,100,350	JPMorgan Chase Bank N.A.	05/24/16	270,000	12,899
TWD	221,608,770	JPMorgan Chase Bank N.A.	05/24/16	6,634,000	255,065
TWD	458,229,945	JPMorgan Chase Bank N.A.	05/24/16	13,701,000	543,814

Contracts to Deliver
AUD	3,911,000	JPMorgan Chase Bank N.A.	05/13/16	2,766,266	(226,338)
BRL	19,348,668	Citibank N.A.	04/04/16	5,436,699	55,567
BRL	4,634,567	Deutsche Bank AG	04/04/16	1,264,720	(24,217)
BRL	9,116,684	Goldman Sachs Bank USA	04/04/16	2,561,658	26,182
BRL	60,412,080	JPMorgan Chase Bank N.A.	04/04/16	18,120,000	1,318,565
BRL	63,300,000	JPMorgan Chase Bank N.A.	07/05/16	16,909,310	(255,861)
BRL	14,900,000	BNP Paribas S.A.	10/04/16	3,590,188	(343,078)
BRL	35,160,000	Citibank N.A.	10/04/16	8,502,612	(778,841)
BRL	12,700,000	Citibank N.A.	10/04/16	3,076,998	(275,518)
BRL	45,800,000	Goldman Sachs Bank USA	10/04/16	11,421,446	(668,728)
BRL	72,500,000	JPMorgan Chase Bank N.A.	10/04/16	17,119,244	(2,019,133)

MIST-285

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	22,000,000	JPMorgan Chase Bank N.A.	10/04/16	$5,558,363	$(249,145)
BRL	14,900,000	JPMorgan Chase Bank N.A.	10/04/16	3,599,034	(334,233)
BRL	32,800,000	BNP Paribas S.A.	01/04/17	7,553,079	(896,718)
BRL	32,800,000	Deutsche Bank AG	01/04/17	7,536,261	(913,536)
BRL	7,400,000	Deutsche Bank AG	01/04/17	1,754,484	(151,873)
BRL	87,900,000	Goldman Sachs Bank USA	01/04/17	20,564,290	(2,080,136)
BRL	84,500,000	JPMorgan Chase Bank N.A.	01/04/17	19,877,676	(1,890,856)
CNY	84,617,550	JPMorgan Chase Bank N.A.	05/24/16	12,900,000	(157,260)
CNY	117,052,956	Societe Generale	05/24/16	17,838,000	(224,338)
CNY	57,493,860	JPMorgan Chase Bank N.A.	10/24/16	8,795,817	(37,742)
CNY	47,304,948	Deutsche Bank AG	01/06/17	6,834,000	(422,766)
CNY	44,962,400	JPMorgan Chase Bank N.A.	01/06/17	6,587,125	(310,284)
COP	5,051,358,093	Goldman Sachs Bank USA	06/03/16	1,497,586	(177,011)
DKK	23,503,900	Deutsche Bank AG	04/03/17	3,559,265	(81,984)
EUR	6,628,557	Goldman Sachs Bank USA	04/04/16	7,222,349	(320,284)
EUR	4,971,000	Goldman Sachs Bank USA	04/04/16	5,477,495	(179,005)
EUR	2,922,000	Goldman Sachs Bank USA	04/04/16	3,222,171	(102,772)
EUR	75,357,639	UBS AG Stamford	04/04/16	82,115,938	(3,633,504)
EUR	6,775,000	UBS AG Stamford	04/04/16	7,530,379	(178,893)
EUR	7,398,000	Goldman Sachs Bank USA	05/03/16	8,423,229	(2,252)
EUR	59,771,195	UBS AG Stamford	05/03/16	66,989,344	(1,083,251)
GBP	30,897,000	Citibank N.A.	04/04/16	43,168,145	(1,207,647)
GBP	13,023,000	Citibank N.A.	04/04/16	18,224,074	(480,200)
GBP	8,812,000	Citibank N.A.	04/04/16	12,402,763	(253,465)
GBP	6,305,000	Citibank N.A.	04/04/16	8,751,046	(304,505)
GBP	50,000	Deutsche Bank AG	04/04/16	69,481	(2,331)
GBP	45,747,000	Goldman Sachs Bank USA	05/03/16	65,331,519	(378,321)
HUF	13,065,623	Goldman Sachs Bank USA	05/12/16	44,506	(2,824)
INR	388,157,800	Credit Suisse International	05/24/16	5,561,000	(247,388)
INR	676,652,700	JPMorgan Chase Bank N.A.	05/24/16	9,690,000	(435,422)
INR	286,641,210	JPMorgan Chase Bank N.A.	05/24/16	4,119,000	(170,295)
INR	253,344,310	JPMorgan Chase Bank N.A.	05/24/16	3,634,000	(157,041)
INR	228,486,830	JPMorgan Chase Bank N.A.	05/24/16	3,289,000	(130,074)
INR	403,270,890	UBS AG Stamford	05/24/16	5,794,122	(240,418)
JPY	399,782,426	Citibank N.A.	04/04/16	3,545,098	(7,103)
JPY	399,782,426	Goldman Sachs Bank USA	05/02/16	3,564,712	9,618
KRW	31,170,713,350	JPMorgan Chase Bank N.A.	05/24/16	25,905,434	(1,315,799)
MXN	321,236,116	Barclays Bank plc	05/20/16	18,022,369	(493,496)
MXN	232,031,000	Citibank N.A.	05/20/16	13,178,114	(196,020)
NZD	13,264,000	Goldman Sachs Bank USA	04/04/16	8,854,538	(313,540)
NZD	13,264,000	Goldman Sachs Bank USA	05/03/16	9,190,372	36,400
PLN	16,857,409	BNP Paribas S.A.	05/12/16	4,166,850	(348,416)
TWD	682,693,910	JPMorgan Chase Bank N.A.	05/24/16	20,662,649	(559,989)

Net Unrealized Depreciation					$(16,499,537)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/19/16	203	USD	50,374,728	$(43,416)
Put Options on 90 Day Sterling Futures, Strike GBP 98.500	12/21/16	2,817	GBP	218,574	(301,283)
U.S. Treasury Note 10 Year Futures	06/21/16	377	USD	48,867,891	289,374
U.S. Treasury Note 5 Year Futures	06/30/16	1,139	USD	137,577,412	428,456

MIST-286

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	12/18/17	(203)	USD	(50,305,337)	$80,599
Euro-BTP Futures	06/08/16	(47)	EUR	(6,510,870)	(111,821)
Euro-Bobl Futures	06/08/16	(169)	EUR	(22,156,487)	667
Euro-Bund Futures	06/08/16	(293)	EUR	(48,001,912)	169,720
Put Options on 90 Day Sterling Futures, Strike GBP 98.000	12/21/16	(2,817)	GBP	(42,070)	60,417
U.S. Treasury Long Bond Futures	06/21/16	(291)	USD	(48,068,698)	217,386

Net Unrealized Appreciation					$790,099

Written Options

Foreign Currency Written Options	Strike Price	Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
EUR Put/USD Call	USD 1.100	JPMorgan Chase Bank N.A.	05/03/16	(12,990,000)	$(59,889)	$(19,319)	$40,570

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Cap - CPI-U Index	3.000	Deutsche Bank AG	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	06/01/16	$(7,900,000)	$(6,620)	$(1)	$6,619
Cap - CPI-U Index	4.000	JPMorgan Chase Bank N.A.	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	04/22/24	(35,000,000)	(254,625)	(15,806)	238,819
Cap - CPI-U Index	4.000	JPMorgan Chase Bank N.A.	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	05/16/24	(2,800,000)	(19,460)	(1,314)	18,146
Cap - HICP Index	3.000	Goldman Sachs Bank USA	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	06/22/35	EUR (9,900,000)	(450,391)	(400,331)	50,060
Floor - OTC CPURNSA Index	0.001	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	01/22/18	$(4,500,000)	(43,650)	(15,594)	28,056
Floor - OTC CPURNSA Index	0.001	BNP Paribas S.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	03/01/18	(3,500,000)	(30,100)	(13,200)	16,900
Floor - OTC CPURNSA Index	0.000	JPMorgan Chase Bank N.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	03/24/20	(33,500,000)	(378,550)	(346,695)	31,855
Floor - OTC CPURNSA Index	0.001	Citibank N.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	04/07/20	(49,000,000)	(436,720)	(8,506)	428,214
Floor - OTC CPURNSA Index	0.001	Citibank N.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	09/29/20	(4,700,000)	(60,630)	(1,031)	59,599
Floor - OTC CPURNSA Index	0.000	JPMorgan Chase Bank N.A.	Maximum of [(1 + 0.000%)[10] -(Final Index/Initial Index)] or 0	10/02/20	(14,900,000)	(275,009)	(187,488)	87,521

Totals						$(1,955,755)	$(989,966)	$965,789

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 3 Yr. IRS	1.500%	Credit Suisse International	3M LIBOR	Receive	06/23/16	USD	(178,900,000)	$(322,020)	$(468,521)	$(146,501)
Call - 5 Yr. IRS	2.300%	Credit Suisse International	3M LIBOR	Receive	04/25/16	USD	(41,300,000)	(161,070)	(312,996)	(151,926)
Call - 5 Yr. IRS	2.300%	Morgan Stanley Capital Services LLC	3M LIBOR	Receive	04/19/16	USD	(47,900,000)	(199,084)	(349,531)	(150,447)
Call - 5 Yr. IRS	2.400%	Credit Suisse International	3M LIBOR	Receive	12/05/16	USD	(54,900,000)	(436,455)	(915,551)	(479,096)
Put - 3 Yr. IRS	2.100%	Credit Suisse International	3M LIBOR	Pay	06/23/16	USD	(178,900,000)	(216,916)	(88,287)	128,629
Put - 5 Yr. IRS	2.250%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	11/15/18	USD	(21,900,000)	(470,521)	(353,179)	117,342
Put - 5 Yr. IRS	2.250%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	12/10/18	USD	(21,900,000)	(493,455)	(364,339)	129,116
Put - 5 Yr. IRS	2.250%	Morgan Stanley Capital Services LLCServices, LLC	3M LIBOR	Pay	10/17/18	USD	(72,000,000)	(1,428,537)	(1,111,709)	316,828

MIST-287

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date		Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - 5 Yr. IRS	2.250%	Deutsche Bank AG	3M LIBOR	Pay	10/23/18	USD	(113,000,000)	$(1,591,040)	$(1,345,276)	$245,764
Put - 5 Yr. IRS	2.300%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	03/29/19	USD	(80,800,000)	(1,620,040)	(1,471,215)	148,825

Totals								$(6,939,138)	$(6,780,604)	$158,534

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - 5 Yr. CDS	1.600%	Barclays Capital, Inc.	CDX.NA.IG.25	Sell	04/20/16	USD	(3,400,000)	$(7,310)	$(101)	$7,209
Put - 5 Yr. CDS	1.500%	Barclays Capital, Inc.	CDX.NA.IG.25	Sell	04/20/16	USD	(3,300,000)	(5,610)	(122)	5,488
Put - 5 Yr. CDS	1.500%	Citibank N.A.	CDX.NA.IG.25	Sell	04/20/16	USD	(3,400,000)	(7,225)	(125)	7,100
Put - 5 Yr. CDS	1.600%	Citibank N.A.	CDX.NA.IG.25	Sell	04/20/16	USD	(6,500,000)	(12,265)	(131)	12,134
Put - 5 Yr. CDS	1.700%	Citibank N.A.	CDX.NA.IG.25	Sell	05/18/16	USD	(5,700,000)	(13,680)	(854)	12,826
Put - 5 Yr. CDS	1.700%	Barclays Capital, Inc.	CDX.NA.IG.25	Sell	05/18/16	USD	(6,200,000)	(12,245)	(929)	11,316
Call - 5 Yr. CDS	0.900%	Credit Suisse International	CDX.NA.IG.25	Buy	04/20/16	USD	(3,300,000)	(3,136)	(4,932)	(1,796)
Call - 5 Yr. CDS	0.900%	Barclays Capital, Inc.	CDX.NA.IG.25	Buy	04/20/16	USD	(6,500,000)	(6,500)	(9,713)	(3,213)
Call - 5 Yr. CDS	0.950%	Morgan Stanley Capital Services LLC	CDX.NA.IG.25	Buy	04/20/16	USD	(3,400,000)	(4,165)	(10,286)	(6,121)
Call - 5 Yr. CDS	0.600%	Barclays Bank plc	CDX iTraxx Europe Main 25	Buy	06/15/16	EUR	(16,000,000)	(24,288)	(15,659)	8,629
Put - 5 Yr. CDS	1.000%	Barclays Bank plc	CDX iTraxx Europe Main 25	Sell	06/15/16	EUR	(16,000,000)	(26,987)	(28,474)	(1,487)

Totals								$(123,411)	$(71,326)	$52,085

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1M UKRPI	3.140%	01/14/30	Goldman Sachs Bank USA	GBP	11,460,000	$634,031	$—	$634,031
Pay	1M UKRPI	3.195%	04/15/30	Goldman Sachs Bank USA	GBP	7,300,000	404,673	—	404,673
Pay	1M UKRPI	3.300%	12/15/30	BNP Paribas S.A.	GBP	4,500,000	239,286	19,820	219,466
Pay	1M UKRPI	3.320%	05/15/30	Morgan Stanley Capital Services LLC	GBP	8,700,000	738,818	—	738,818
Pay	1M UKRPI	3.325%	08/15/30	Goldman Sachs Bank USA	GBP	12,500,000	928,215	(28,394)	956,609
Pay	1M UKRPI	3.325%	08/15/30	Citibank N.A.	GBP	11,500,000	853,958	(37,977)	891,935
Pay	1M UKRPI	3.325%	08/15/30	Deutsche Bank AG	GBP	7,000,000	519,801	—	519,801
Pay	1M UKRPI	3.328%	01/12/45	Credit Suisse International	GBP	800,000	73,555	8,649	64,906
Pay	1M UKRPI	3.350%	05/15/30	Deutsche Bank AG	GBP	5,300,000	495,104	—	495,104
Pay	1M UKRPI	3.353%	05/15/30	Credit Suisse International	GBP	1,100,000	103,538	—	103,538
Pay	1M UKRPI	3.358%	04/15/35	Goldman Sachs Bank USA	GBP	2,900,000	253,560	—	253,560
Pay	1M UKRPI	3.400%	06/15/30	BNP Paribas S.A.	GBP	4,500,000	456,074	21,150	434,924
Pay	1M UKRPI	3.400%	06/15/30	Goldman Sachs Bank USA	GBP	4,200,000	425,669	13,135	412,534
Pay	1M UKRPI	3.430%	06/15/30	Citibank N.A.	GBP	7,300,000	802,465	5,042	797,423
Pay	1M UKRPI	3.430%	06/15/30	Credit Suisse International	GBP	4,400,000	483,677	(3,004)	486,681
Pay	1M UKRPI	3.500%	10/15/44	Credit Suisse International	GBP	4,000,000	957,327	(47,628)	1,004,955
Pay	1M UKRPI	3.550%	11/15/44	Credit Suisse International	GBP	600,000	163,081	(947)	164,028
Pay	3M CPURNSA	2.063%	05/12/25	UBS AG Stamford	USD	400,000	12,198	—	12,198
Pay	EXT-CPI	1.675%	06/15/25	Citibank N.A.	EUR	8,600,000	770,078	—	770,078
Receive	3M CPURNSA	1.725%	03/04/19	Deutsche Bank AG	USD	8,125,000	(97,131)	—	(97,131)
Receive	3M CPURNSA	1.730%	04/15/16	Goldman Sachs Bank USA	USD	86,400,000	(2,377,172)	(183,364)	(2,193,808)
Receive	3M CPURNSA	1.825%	11/29/16	Deutsche Bank AG	USD	22,200,000	(598,829)	(9,106)	(589,723)
Receive	3M CPURNSA	1.845%	11/29/16	Deutsche Bank AG	USD	16,400,000	(452,553)	—	(452,553)

MIST-288

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Swap Agreements —(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3M CPURNSA	1.860%	11/05/16	Deutsche Bank AG	USD	32,300,000	$(915,510)	$—	$(915,510)
Receive	3M CPURNSA	1.908%	04/15/17	Barclays Bank plc	USD	12,300,000	(421,585)	—	(421,585)
Receive	3M CPURNSA	1.930%	02/10/17	Deutsche Bank AG	USD	9,300,000	(252,872)	—	(252,872)
Receive	3M CPURNSA	1.940%	10/07/16	Deutsche Bank AG	USD	29,500,000	(906,103)	—	(906,103)
Receive	3M CPURNSA	1.942%	04/15/17	Goldman Sachs Bank USA	USD	101,400,000	(3,623,134)	—	(3,623,134)
Receive	3M CPURNSA	2.018%	08/19/17	Barclays Bank plc	USD	39,600,000	(1,436,135)	(11,377)	(1,424,758)
Receive	3M CPURNSA	2.173%	11/01/18	Deutsche Bank AG	USD	21,800,000	(1,063,712)	—	(1,063,712)
Receive	3M CPURNSA	2.175%	10/01/18	Goldman Sachs Bank USA	USD	43,400,000	(2,118,077)	42,961	(2,161,038)
Receive	3M CPURNSA	2.250%	07/15/17	BNP Paribas S.A.	USD	10,400,000	(597,292)	11,440	(608,732)
Receive	3M CPURNSA	2.315%	11/16/17	Deutsche Bank AG	USD	12,700,000	(765,674)	—	(765,674)
Receive	3M CPURNSA	2.415%	02/12/17	Goldman Sachs Bank USA	USD	39,500,000	(2,156,924)	21,811	(2,178,735)
Receive	3M CPURNSA	2.560%	05/08/23	Deutsche Bank AG	USD	12,300,000	(1,490,860)	—	(1,490,860)
Receive	EXT-CPI	0.525%	10/15/17	UBS AG Stamford	EUR	15,300,000	(131,658)	7,098	(138,756)
Receive	EXT-CPI	0.550%	10/15/17	BNP Paribas S.A.	EUR	3,600,000	(33,053)	—	(33,053)
Receive	EXT-CPI	0.570%	10/15/17	Deutsche Bank AG	EUR	1,800,000	(17,357)	—	(17,357)
Receive	EXT-CPI	0.580%	10/15/17	Deutsche Bank AG	EUR	5,200,000	(51,341)	(606)	(50,735)
Receive	EXT-CPI	0.580%	10/15/17	JPMorgan Chase Bank N.A.	EUR	7,300,000	(72,075)	—	(72,075)
Receive	EXT-CPI	0.605%	09/15/18	Deutsche Bank AG	EUR	3,600,000	(38,008)	—	(38,008)
Receive	EXT-CPI	0.610%	09/15/18	UBS AG Stamford	EUR	4,400,000	(47,223)	—	(47,223)
Receive	EXT-CPI	0.615%	09/15/18	Credit Suisse International	EUR	4,190,000	(45,702)	—	(45,702)
Receive	EXT-CPI	0.623%	09/15/18	Morgan Stanley Capital Services LLC	EUR	10,000	(112)	1	(113)
Receive	EXT-CPI	0.640%	09/15/18	Citibank N.A.	EUR	2,000,000	(23,563)	—	(23,563)
Receive	EXT-CPI	0.650%	09/15/18	Goldman Sachs Bank USA	EUR	2,400,000	(29,115)	—	(29,115)
Receive	EXT-CPI	0.650%	10/15/18	Citibank N.A.	EUR	3,500,000	(39,752)	—	(39,752)
Receive	EXT-CPI	0.650%	10/15/18	Deutsche Bank AG	EUR	8,700,000	(98,812)	4,863	(103,675)
Receive	EXT-CPI	0.655%	08/15/18	Citibank N.A.	EUR	3,300,000	(40,688)	(4,298)	(36,390)
Receive	EXT-CPI	0.680%	10/15/18	Societe Generale Paris	EUR	2,700,000	(33,496)	1,237	(34,733)

Totals							$(10,660,410)	$(169,494)	$(10,490,916)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	5.910%	11/25/22	MXN	39,800,000	$34,450
Pay	28-Day TIIE	6.710%	09/20/29	MXN	208,500,000	(70,179)
Pay	28-Day TIIE	7.020%	06/28/35	MXN	100,000	143
Pay	28-Day TIIE	7.030%	06/28/35	MXN	9,200,000	14,327
Pay	3M LIBOR	1.500%	12/16/17	USD	24,500,000	68,296
Pay	3M LIBOR	2.500%	06/15/46	USD	3,800,000	(22,145)
Receive	28-Day TIIE	5.780%	09/29/22	MXN	39,800,000	3,117
Receive	3M LIBOR	2.000%	12/16/20	USD	59,100,000	(847,355)
Receive	3M LIBOR	2.225%	09/16/25	USD	9,200,000	(495,085)
Receive	3M LIBOR	2.233%	09/16/25	USD	9,200,000	(501,290)
Receive	3M LIBOR	2.250%	06/15/26	USD	112,700,000	(2,918,123)
Receive	3M LIBOR	2.350%	10/02/25	USD	36,500,000	(2,376,232)
Receive	3M LIBOR	2.400%	03/16/26	USD	60,500,000	(641,889)
Receive	3M LIBOR	2.500%	12/16/25	USD	41,600,000	(3,908,891)
Receive	3M LIBOR	2.500%	02/22/26	USD	143,000,000	(1,768,312)
Receive	3M LIBOR	2.500%	06/15/46	USD	3,800,000	32,355
Receive	3M LIBOR	2.800%	10/28/25	USD	284,600,000	(7,430,437)
Receive	6M LIBOR	1.000%	09/18/23	JPY	230,000,000	(113,832)
Receive	6M LIBOR	1.500%	09/21/26	GBP	26,260,000	(278,830)
Receive	6M LIBOR	2.000%	09/16/45	GBP	37,225,000	(7,852,149)

Net Unrealized Depreciation						$(29,072,061)

MIST-289

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.IG.25	(1.000%)	12/20/20	N/A	USD	158,500,000	$234,278

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp. 6.630%, due 08/15/20	5.000%	09/20/18	Goldman Sachs International	34.026%	USD	200,000	$(95,181)	$(19,750)	$(75,431)
Chesapeake Energy Corp. 6.630%, due 08/15/20	5.000%	09/20/18	Morgan Stanley Capital Services LLC	34.026%	USD	100,000	(47,590)	(7,639)	(39,951)
Chesapeake Energy Corp. 6.630%, due 08/15/20	5.000%	09/20/20	Citibank N.A.	33.396%	USD	100,000	(61,413)	(10,250)	(51,163)
Chesapeake Energy Corp. 6.630%, due 08/15/20	5.000%	09/20/20	Goldman Sachs International	33.396%	USD	1,100,000	(675,548)	(139,861)	(535,687)
Indonesia Government International Bond 6.880%, due 03/09/17	1.000%	12/20/19	Goldman Sachs International	1.423%	USD	6,300,000	(95,565)	(144,809)	49,244

Totals							$(975,297)	$(322,309)	$(652,988)

OTC Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CMBX.NA.AAA.8	0.500%	10/17/57	Deutsche Bank AG	N/A	USD	7,900,000	$(355,707)	$(496,449)	$140,742
CMBX.NA.AAA.8	0.500%	10/17/57	Goldman Sachs International	N/A	USD	900,000	(40,524)	(46,593)	6,069

Totals							$(396,231)	$(543,042)	$146,811

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(INR)—	Indian Rupee
(JPY)—	Japanese Yen

MIST-290

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(CMBX)—	Commercial Mortgage-Backed Index
(CDS)—	Credit Default Swap
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CPI-U)—	U.S. Consumer Price Index for All Urban Consumers
(CPURNSA)—	U.S. Consumer Price Index for All Urban Non-Seasonally Adjusted
(EXT-CPI)—	Excluding Tobacco-Non-revised Consumer Price Index
(HICP)—	Harmonized Index of Consumer Prices
(IRS)—	Interest Rate Swap
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UKRPI)—	United Kingdom Retail Price Index

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MIST-291

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy —(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,906,777,320	$—	$2,906,777,320
Total Corporate Bonds & Notes*	—	311,622,960	—	311,622,960
Total Foreign Government*	—	291,098,518	—	291,098,518
Total Asset-Backed Securities*	—	104,167,966	—	104,167,966
Total Mortgage-Backed Securities*	—	86,867,173	—	86,867,173
Purchased Options
Currency Options	—	209	—	209
Interest Rate Swaptions	—	4,760,259	—	4,760,259
Options on Exchange-Traded Futures Contracts	0	—	—	0
Total Purchased Options	0	4,760,468	—	4,760,468
Total Convertible Preferred Stock*	1,084,509	—	—	1,084,509
Total Municipals	—	657,325	—	657,325
Total Floating Rate Loan*	—	94,181	—	94,181
Short-Term Investments
Commercial Paper	—	14,000,000	—	14,000,000
U.S. Treasury	—	1,706,827	—	1,706,827
Total Short-Term Investments	—	15,706,827	—	15,706,827
Total Investments	$1,084,509	$3,721,752,738	$—	$3,722,837,247

Secured Borrowings (Liability)	$—	$(2,527,456,293)	$—	$(2,527,456,293)
Total Reverse Repurchase Agreements (Liability)	$—	$(94,493,750)	$—	$(94,493,750)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,856,594	$—	$8,856,594
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(25,356,131)	—	(25,356,131)
Total Forward Contracts	$—	$(16,499,537)	$—	$(16,499,537)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,246,619	$—	$—	$1,246,619
Futures Contracts (Unrealized Depreciation)	(456,520)	—	—	(456,520)
Total Futures Contracts	$790,099	$—	$—	$790,099
Written Options
Credit Default Swaptions at Value	$—	$(71,326)	$—	$(71,326)
Foreign Currency Written Options at Value	—	(19,319)	—	(19,319)
Inflation Capped Options at Value	—	(989,966)	—	(989,966)
Interest Rate Swaptions at Value	—	(6,780,604)	—	(6,780,604)
Total Written Options	$—	$(7,861,215)	$—	$(7,861,215)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$386,966	$—	$386,966
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(29,224,749)	—	(29,224,749)
Total Centrally Cleared Swap Contracts	$—	$(28,837,783)	$—	$(28,837,783)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$9,315,108	$—	$9,315,108
OTC Swap Contracts at Value (Liabilities)	—	(21,347,046)	—	(21,347,046)
Total OTC Swap Contracts	$—	$(12,031,938)	$—	$(12,031,938)

*	See Schedule of Investments for additional detailed categorizations.

MIST-292

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—77.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—36.3%
Fannie Mae 10 Yr. Pool
3.000%, 12/01/20	154,635	$161,614
3.000%, 02/01/21	474,243	495,645
3.000%, 08/01/21	346,548	362,187
3.000%, 11/01/21	89,949	94,065
3.000%, 03/01/22	399,957	418,290
3.000%, 05/01/22	1,277,294	1,335,089
3.500%, 07/01/20	150,998	159,496
3.500%, 09/01/23	274,374	289,965
4.000%, 05/01/19	12,580	13,098
4.500%, 03/01/18	33,347	34,475
4.500%, 07/01/18	32,309	33,425
4.500%, 11/01/18	15,036	15,553
4.500%, 12/01/18	9,166	9,480
4.500%, 05/01/19	420,606	435,224
5.500%, 11/01/17	38,178	39,085
5.500%, 09/01/18	88,814	92,093
5.500%, 10/01/18	48,195	50,066
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	777,534	816,734
3.000%, TBA (a)	81,000,000	84,480,465
3.500%, 10/01/25	435,489	460,825
3.500%, 10/01/26	293,476	310,943
3.500%, 12/01/26	372,244	393,985
3.500%, 08/01/27	378,803	401,939
3.500%, 07/01/29	204,182	217,133
3.500%, TBA (a)	58,000,000	61,219,700
4.000%, 07/01/18	3,769	3,924
4.000%, 08/01/18	1,286	1,339
4.000%, 09/01/18	746	776
4.000%, 05/01/19	725,714	755,733
4.000%, 07/01/19	310,577	323,367
4.000%, 08/01/20	248,007	258,340
4.000%, 03/01/22	45,928	47,846
4.000%, 04/01/24	53,970	57,439
4.000%, 05/01/24	2,263,838	2,384,881
4.000%, 06/01/24	2,567,048	2,735,794
4.000%, 07/01/24	26,656	28,408
4.000%, 02/01/25	788,942	837,815
4.000%, 06/01/25	281,546	300,705
4.000%, 07/01/25	7,580	8,081
4.000%, 08/01/25	821,923	878,613
4.000%, 09/01/25	42,365	45,206
4.000%, 12/01/25	286,487	302,096
4.000%, 02/01/26	215,439	230,203
4.000%, 03/01/26	42,199	45,031
4.000%, 06/01/26	44,472	47,514
4.500%, 03/01/18	112,442	116,252
4.500%, 04/01/18	194,803	201,468
4.500%, 06/01/18	597,964	618,424
4.500%, 07/01/18	305,173	315,617
4.500%, 08/01/18	3,227	3,338
4.500%, 10/01/18	11,662	12,069
4.500%, 11/01/18	726,406	751,307
4.500%, 12/01/18	213,777	221,565
4.500%, 02/01/19	143,359	148,630

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 05/01/19	272,018	282,039
4.500%, 06/01/19	132,810	137,751
4.500%, 11/01/19	144,668	150,216
4.500%, 12/01/19	169,229	175,539
4.500%, 08/01/20	263,042	275,552
4.500%, 09/01/20	354,488	367,517
4.500%, 10/01/20	15,188	15,863
4.500%, 12/01/20	291,372	304,157
4.500%, 01/01/22	7,670	7,938
4.500%, 02/01/23	258,565	273,748
4.500%, 03/01/23	488,903	515,166
4.500%, 05/01/23	47,394	49,975
4.500%, 06/01/23	2,992	3,175
4.500%, 01/01/24	5,009	5,185
4.500%, 04/01/24	77,077	81,804
4.500%, 05/01/24	251,994	271,748
4.500%, 08/01/24	51,759	54,891
4.500%, 10/01/24	341,206	365,001
4.500%, 11/01/24	95,282	102,849
4.500%, 02/01/25	638,065	680,238
4.500%, 03/01/25	435,605	465,836
4.500%, 04/01/25	253,520	262,817
4.500%, 05/01/25	845,433	907,402
4.500%, 06/01/25	77,510	81,311
4.500%, 07/01/25	3,342,583	3,604,183
4.500%, 08/01/25	91,625	97,848
4.500%, 09/01/25	230,625	248,524
4.500%, 11/01/25	172,981	186,758
4.500%, 04/01/26	15,038	16,235
4.500%, 01/01/27	133,247	139,003
5.500%, 12/01/17	1,652	1,684
5.500%, 01/01/18	50,960	52,007
5.500%, 02/01/18	339,840	348,430
5.500%, 11/01/18	1,379	1,420
5.500%, 09/01/19	42,432	43,598
5.500%, 09/01/20	11,914	12,730
5.500%, 12/01/20	1,403	1,453
5.500%, 03/01/22	153,229	166,666
5.500%, 04/01/22	92,089	98,481
5.500%, 07/01/22	125,486	136,159
5.500%, 09/01/22	61,622	66,194
5.500%, 10/01/22	465,105	504,422
5.500%, 11/01/22	106,371	114,783
5.500%, 12/01/22	88,802	93,011
5.500%, 02/01/23	133,790	145,888
5.500%, 03/01/23	21,361	23,174
5.500%, 07/01/23	12,213	13,381
5.500%, 08/01/23	51,283	54,758
5.500%, 10/01/23	85,702	92,498
5.500%, 11/01/23	12,939	13,089
5.500%, 12/01/23	43,859	47,445
5.500%, 01/01/24	12,885	14,071
5.500%, 03/01/24	80,367	87,438
5.500%, 09/01/24	41,170	42,658
5.500%, 01/01/25	1,085,497	1,184,718

MIST-293

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
5.500%, 05/01/25	195,437	$204,839
6.000%, 03/01/17	2,457	2,461
6.000%, 04/01/17	2,425	2,456
6.000%, 06/01/17	1,941	1,966
6.000%, 07/01/17	5,423	5,458
6.500%, 04/01/16	13	13
6.500%, 06/01/16	111	111
6.500%, 07/01/16	291	292
6.500%, 08/01/16	70	71
6.500%, 09/01/16	699	703
6.500%, 10/01/16	1,617	1,627
6.500%, 02/01/17	2,176	2,190
6.500%, 07/01/17	394	394
6.500%, 10/01/17	2,170	2,222
Fannie Mae 20 Yr. Pool
4.000%, 04/01/29	74,938	80,556
4.000%, 05/01/29	248,597	267,258
4.000%, 03/01/30	151,329	163,000
4.000%, 05/01/30	235,380	253,889
4.000%, 08/01/30	197,397	212,563
4.000%, 09/01/30	123,145	132,625
4.000%, 10/01/30	5,555	5,983
4.000%, 11/01/30	601,705	647,734
4.000%, 12/01/30	83,185	89,611
4.000%, 06/01/31	11,104	11,965
4.000%, 09/01/31	312,159	336,330
4.000%, 11/01/31	71,058	76,551
4.500%, 01/01/25	12,798	13,917
4.500%, 04/01/31	62,323	68,190
5.000%, 05/01/23	198,000	218,846
5.000%, 05/01/24	196,304	216,971
5.000%, 01/01/25	141,539	156,440
5.000%, 09/01/25	41,483	45,851
5.000%, 11/01/25	54,475	60,210
5.000%, 12/01/25	353,020	390,188
5.000%, 01/01/26	92,518	102,258
5.000%, 03/01/26	72,532	80,169
5.000%, 02/01/27	7,659	8,465
5.000%, 05/01/27	210,827	233,024
5.000%, 07/01/27	9,259	10,234
5.000%, 08/01/27	4,114	4,548
5.000%, 03/01/28	20,569	22,735
5.000%, 05/01/28	743,297	821,554
5.000%, 06/01/28	2,243,486	2,479,689
5.000%, 01/01/29	78,189	86,421
5.000%, 07/01/29	107,175	118,459
5.000%, 12/01/29	32,649	36,086
5.000%, 03/01/30	692,335	765,227
5.000%, 05/01/30	155,763	172,162
5.000%, 07/01/31	115,869	128,551
5.500%, 02/01/19	11,155	12,501
5.500%, 06/01/23	236,507	265,049
5.500%, 07/01/24	10,695	11,986
5.500%, 01/01/25	11,832	13,260
5.500%, 02/01/25	3,377	3,784

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool
5.500%, 03/01/25	860,310	974,404
5.500%, 08/01/25	72,221	81,594
5.500%, 10/01/25	5,125	5,743
5.500%, 11/01/25	12,674	14,204
5.500%, 03/01/26	91,054	102,042
5.500%, 05/01/26	2,652	2,972
5.500%, 06/01/26	463,366	519,286
5.500%, 01/01/27	65,274	73,151
5.500%, 06/01/27	10,665	11,991
5.500%, 07/01/27	259,038	290,299
5.500%, 08/01/27	115,706	129,670
5.500%, 10/01/27	168,743	189,108
5.500%, 11/01/27	40,853	45,783
5.500%, 12/01/27	333,218	373,431
5.500%, 01/01/28	121,142	135,762
5.500%, 03/01/28	60,172	67,434
5.500%, 04/01/28	202,266	226,676
5.500%, 05/01/28	74,340	83,312
5.500%, 06/01/28	19,168	21,481
5.500%, 07/01/28	10,733	12,029
5.500%, 09/01/28	140,240	157,165
5.500%, 10/01/28	26,965	30,219
5.500%, 12/01/28	9,201	10,311
5.500%, 01/01/29	160,691	180,084
5.500%, 07/01/29	125,469	140,611
5.500%, 10/01/29	329,323	369,917
5.500%, 04/01/30	244,922	275,335
6.000%, 06/01/26	13,041	14,860
6.000%, 07/01/26	106,160	120,968
6.000%, 08/01/26	18,774	21,392
6.000%, 12/01/26	16,338	18,617
6.000%, 09/01/28	94,854	108,085
6.000%, 10/01/28	52,401	59,710
Fannie Mae 30 Yr. Pool
3.000%, TBA (a)	115,000,000	117,722,259
3.500%, TBA (a)	399,000,000	418,069,702
4.000%, 05/01/34	210,063	225,201
4.000%, 05/01/35	170,652	182,803
4.000%, 01/01/41	772,170	834,871
4.000%, 03/01/41	511,331	553,380
4.000%, 05/01/41	442,885	478,817
4.000%, 05/01/42	211,189	228,177
4.000%, 12/01/43	905,194	974,107
4.000%, TBA (a)	586,000,000	625,602,414
4.500%, 04/01/39	1,271,487	1,403,660
4.500%, 05/01/39	119,655	130,723
4.500%, 06/01/39	48,874	53,464
4.500%, 08/01/39	44,030	48,020
4.500%, 12/01/39	13,894	15,360
4.500%, 05/01/40	54,419	59,454
4.500%, 09/01/40	51,078	55,841
4.500%, 10/01/40	396,589	431,262
4.500%, 12/01/40	97,993	106,895
4.500%, 02/01/41	309,345	336,938
4.500%, 05/01/41	27,003	29,643

MIST-294

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 06/01/41	26,548	$28,980
4.500%, 07/01/41	17,526	19,195
4.500%, 09/01/41	899,935	979,199
4.500%, 10/01/41	278,182	303,538
4.500%, 03/01/42	47,832	52,366
4.500%, 06/01/42	118,210	129,091
4.500%, 07/01/42	1,389,638	1,513,260
4.500%, 11/01/43	24,810	27,382
4.500%, TBA (a)	193,000,000	209,784,453
5.000%, 03/01/32	3,665	4,051
5.000%, 09/01/32	2,467	2,726
5.000%, 10/01/32	1,033	1,142
5.000%, 04/01/33	84,376	93,260
5.000%, 07/01/33	161,757	181,008
5.000%, 08/01/33	3,634	4,071
5.000%, 09/01/33	2,798	3,153
5.000%, 10/01/33	29,406	32,940
5.000%, 11/01/33	751	841
5.000%, 01/01/34	165,397	184,433
5.000%, 04/01/34	211,878	237,322
5.000%, 06/01/34	4,723	5,320
5.000%, 12/01/34	32,105	35,485
5.000%, 01/01/35	113,046	126,586
5.000%, 04/01/35	84	94
5.000%, 07/01/35	31,245	34,535
5.000%, 09/01/35	65,192	72,290
5.000%, 01/01/38	247,965	276,065
5.000%, 04/01/39	37,340	41,420
5.000%, 10/01/39	13,198	14,722
5.000%, 11/01/39	33,599	37,658
5.000%, 06/01/40	16,429	18,160
5.000%, 11/01/42	228,521	254,370
5.000%, TBA (a)	46,000,000	50,887,500
5.500%, 12/01/28	32,188	36,139
5.500%, 06/01/33	82,980	93,830
5.500%, 07/01/33	12,714	14,385
5.500%, 09/01/33	277,239	313,652
5.500%, 11/01/33	241,825	271,010
5.500%, 12/01/33	1,882	2,130
5.500%, 04/01/34	11,692	13,143
5.500%, 07/01/34	35,292	39,932
5.500%, 08/01/34	288,020	325,820
5.500%, 09/01/34	21,213	23,994
5.500%, 11/01/34	521,985	590,890
5.500%, 12/01/34	1,269,504	1,437,260
5.500%, 01/01/35	441,578	500,009
5.500%, 02/01/35	621,990	704,095
5.500%, 03/01/35	678,032	762,023
5.500%, 04/01/35	202,206	228,594
5.500%, 05/01/35	250,796	284,104
5.500%, 06/01/35	386,716	436,743
5.500%, 08/01/35	274,149	311,527
5.500%, 09/01/35	3,483,806	3,925,306
5.500%, 10/01/35	461,109	519,836
5.500%, 11/01/35	1,662,325	1,862,939

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 12/01/35	1,787,401	2,015,542
5.500%, 01/01/36	374,458	421,736
5.500%, 03/01/36	412,178	465,225
5.500%, 05/01/36	3,328	3,766
5.500%, 07/01/36	1,667,587	1,888,369
5.500%, 09/01/36	201,481	228,151
5.500%, 11/01/36	126,838	143,083
5.500%, 12/01/36	2,715	3,042
5.500%, 02/01/37	4,678	5,307
5.500%, 03/01/37	56,577	63,404
5.500%, 05/01/37	34,958	39,582
5.500%, 08/01/37	1,671,346	1,885,537
5.500%, 01/01/38	10,487	11,787
5.500%, 02/01/38	227,683	255,161
5.500%, 03/01/38	1,870,635	2,119,882
5.500%, 05/01/38	3,468,801	3,906,319
5.500%, 06/01/38	146,378	164,598
5.500%, 09/01/38	23,065	25,849
5.500%, 10/01/38	1,296,311	1,461,664
5.500%, 11/01/38	308,143	346,068
5.500%, 01/01/39	88,174	100,008
5.500%, 07/01/39	22,255	24,941
5.500%, 11/01/39	3,914,590	4,407,242
5.500%, 02/01/40	660,301	744,070
5.500%, 03/01/40	1,555,068	1,753,510
5.500%, 06/01/40	120,984	135,584
5.500%, 09/01/40	558,412	627,348
5.500%, 12/01/40	263,400	296,802
5.500%, 07/01/41	6,608,098	7,417,783
5.500%, TBA (a)	8,000,000	8,963,326
6.000%, 12/01/28	54,011	61,723
6.000%, 01/01/29	28,706	33,127
6.000%, 02/01/29	265	304
6.000%, 04/01/29	4,287	4,934
6.000%, 06/01/29	5,777	6,650
6.000%, 11/01/32	51,086	58,318
6.000%, 12/01/32	298,456	343,732
6.000%, 02/01/33	15,268	17,478
6.000%, 03/01/33	25,232	29,201
6.000%, 04/01/33	14,433	16,539
6.000%, 05/01/33	25,793	29,805
6.000%, 07/01/33	27,072	31,252
6.000%, 01/01/34	73,405	84,625
6.000%, 09/01/34	47,631	54,275
6.000%, 11/01/34	11,267	12,950
6.000%, 04/01/35	1,140,900	1,321,627
6.000%, 05/01/35	37,687	43,350
6.000%, 06/01/35	6,402	7,338
6.000%, 07/01/35	79,847	91,553
6.000%, 09/01/35	11,881	13,601
6.000%, 11/01/35	680,860	777,574
6.000%, 12/01/35	207,228	236,254
6.000%, 01/01/36	147,913	168,837
6.000%, 03/01/36	140,477	160,320
6.000%, 04/01/36	38,166	43,539

MIST-295

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 05/01/36	1,352,003	$1,545,319
6.000%, 06/01/36	49,294	56,174
6.000%, 07/01/36	1,081,267	1,233,227
6.000%, 08/01/36	3,019,516	3,448,373
6.000%, 09/01/36	893,270	1,022,345
6.000%, 10/01/36	386,240	440,700
6.000%, 11/01/36	163,863	187,031
6.000%, 12/01/36	1,000,237	1,142,079
6.000%, 01/01/37	701,533	802,251
6.000%, 02/01/37	718,866	820,380
6.000%, 03/01/37	266,677	304,346
6.000%, 04/01/37	129,945	148,863
6.000%, 05/01/37	1,935,608	2,209,128
6.000%, 07/01/37	31,240	35,836
6.000%, 08/01/37	68,173	78,396
6.000%, 09/01/37	556,556	635,719
6.000%, 11/01/37	103,136	117,782
6.000%, 02/01/38	809,949	930,674
6.000%, 03/01/38	16,831	19,446
6.000%, 05/01/38	140,168	159,719
6.000%, 08/01/38	23,598	26,966
6.000%, 09/01/38	1,020,551	1,174,520
6.000%, 10/01/38	104,813	120,540
6.000%, 11/01/38	8,770	9,993
6.000%, 01/01/39	737,878	843,887
6.000%, 04/01/39	934,294	1,065,589
6.000%, 07/01/39	175,286	200,093
6.000%, 08/01/39	970,821	1,106,234
6.000%, 02/01/40	2,766	3,154
6.000%, 05/01/40	9,220	10,506
6.000%, 09/01/40	13,004	14,829
8.000%, 10/01/25	1,478	1,715
Fannie Mae ARM Pool
1.522%, 08/01/41 (b)	414,977	420,145
1.522%, 07/01/42 (b)	336,761	343,072
1.522%, 08/01/42 (b)	343,094	349,624
1.522%, 10/01/44 (b)	533,843	544,271
1.572%, 09/01/41 (b)	1,081,119	1,102,002
1.993%, 06/01/33 (b)	45,140	46,653
2.027%, 01/01/35 (b)	269,588	280,979
2.045%, 01/01/36 (b)	101,986	106,663
2.130%, 03/01/35 (b)	58,408	60,225
2.200%, 12/01/34 (b)	1,798,209	1,868,982
2.206%, 09/01/35 (b)	1,720,758	1,762,062
2.212%, 11/01/35 (b)	259,912	272,100
2.226%, 12/01/34 (b)	807,379	841,157
2.226%, 08/01/36 (b)	769,510	807,691
2.247%, 10/01/28 (b)	166,914	172,678
2.259%, 05/01/35 (b)	59,876	62,794
2.307%, 02/01/31 (b)	223,670	229,821
2.370%, 11/01/34 (b)	5,933	6,252
2.373%, 10/01/35 (b)	567,505	603,405
2.382%, 05/01/34 (b)	920,706	978,644
2.386%, 07/01/32 (b)	35,001	36,180
2.445%, 10/01/34 (b)	25,045	26,783

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.447%, 03/01/33 (b)	4,196	4,344
2.462%, 11/01/35 (b)	666,239	708,973
2.470%, 11/01/35 (b)	393,788	406,626
2.473%, 08/01/35 (b)	899,623	949,263
2.485%, 12/01/34 (b)	59,451	62,149
2.487%, 04/01/35 (b)	149,825	156,464
2.500%, 08/01/35 (b)	816,680	865,551
2.503%, 01/01/35 (b)	28,785	30,112
2.505%, 07/01/33 (b)	32,294	33,995
2.505%, 01/01/35 (b)	80,633	84,353
2.505%, 02/01/35 (b)	46,570	48,742
2.508%, 09/01/31 (b)	50,718	52,970
2.519%, 09/01/32 (b)	179,825	191,768
2.520%, 01/01/35 (b)	67,804	70,619
2.545%, 11/01/34 (b)	130,691	137,597
2.562%, 01/01/35 (b)	99,891	104,400
2.563%, 05/01/35 (b)	541,626	574,949
2.611%, 02/01/35 (b)	184,257	194,123
2.624%, 04/01/34 (b)	10,054	10,604
2.646%, 11/01/34 (b)	2,853,286	3,008,133
2.685%, 09/01/34 (b)	1,094,315	1,150,068
2.760%, 11/01/32 (b)	62,948	65,319
4.326%, 12/01/36 (b)	293,614	312,339
4.631%, 09/01/34 (b)	58,206	61,093
Fannie Mae Pool 2.310%, 08/01/22	8,200,000	8,403,603
2.475%, 04/01/19	14,673,987	15,090,790
2.870%, 09/01/27	7,300,000	7,515,259
3.240%, 07/01/22	22,215,686	23,778,868
3.330%, 11/01/21	1,477,098	1,582,146
Fannie Mae REMICS (CMO) 0.840%, 09/18/31 (b)	348,248	348,739
1.333%, 04/25/32 (b)	109,358	111,894
2.455%, 05/25/35 (b)	1,541,819	1,626,257
Freddie Mac 15 Yr. Gold Pool 5.500%, 09/01/19	197,397	206,356
Freddie Mac 20 Yr. Gold Pool 4.000%, 06/01/30	154,032	165,832
4.000%, 09/01/30	648,808	699,590
4.000%, 10/01/30	37,568	40,515
5.500%, 04/01/21	15,699	17,418
5.500%, 12/01/22	862	957
5.500%, 03/01/23	177,860	197,339
5.500%, 06/01/26	3,107	3,453
5.500%, 08/01/26	1,556	1,726
5.500%, 06/01/27	41,231	45,756
5.500%, 12/01/27	89,126	98,893
5.500%, 01/01/28	53,563	59,454
5.500%, 02/01/28	13,209	14,661
5.500%, 05/01/28	112,601	124,932
5.500%, 06/01/28	163,620	181,614
6.000%, 03/01/21	38,329	43,378
6.000%, 01/01/22	174,680	197,689
6.000%, 10/01/22	636,092	719,882
6.000%, 12/01/22	37,416	42,344
6.000%, 04/01/23	31,668	35,839

MIST-296

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.500%, TBA (a)	75,000,000	$78,394,470
4.000%, 12/01/40	358,106	383,443
4.000%, TBA (a)	34,000,000	36,224,824
4.500%, 04/01/34	32,263	35,160
4.500%, 06/01/35	114,080	124,353
4.500%, 04/01/41	170,168	184,732
4.500%, 10/01/41	258,464	281,678
4.500%, TBA (a)	29,800,000	32,338,821
5.500%, 03/01/32	29,993	33,527
5.500%, 01/01/33	2,308	2,601
5.500%, 05/01/33	3,160	3,536
5.500%, 08/01/33	2,723	3,062
5.500%, 10/01/33	3,377	3,750
5.500%, 12/01/33	1,987	2,218
5.500%, 01/01/34	3,025	3,404
5.500%, 05/01/34	62,376	70,189
5.500%, 09/01/34	39,035	43,837
5.500%, 01/01/35	51,954	58,479
5.500%, 07/01/35	2,640	3,000
5.500%, 10/01/35	115,142	128,904
5.500%, 11/01/35	147,324	163,899
5.500%, 12/01/35	54,456	61,361
5.500%, 01/01/36	81,267	90,477
5.500%, 02/01/36	41,128	45,668
5.500%, 04/01/36	31,002	34,739
5.500%, 06/01/36	2,568,673	2,895,959
5.500%, 07/01/36	59,110	66,106
5.500%, 08/01/36	90,502	100,759
5.500%, 10/01/36	28,944	32,159
5.500%, 12/01/36	487,021	545,151
5.500%, 02/01/37	41,585	46,471
5.500%, 03/01/37	21,760	24,517
5.500%, 04/01/37	41,627	46,196
5.500%, 06/01/37	63,421	70,465
5.500%, 07/01/37	407,835	456,943
5.500%, 08/01/37	128,298	144,140
5.500%, 09/01/37	87,000	96,780
5.500%, 10/01/37	16,725	18,719
5.500%, 11/01/37	454,023	507,777
5.500%, 12/01/37	21,366	23,754
5.500%, 01/01/38	136,544	152,643
5.500%, 02/01/38	360,022	402,867
5.500%, 03/01/38	154,154	172,097
5.500%, 04/01/38	326,139	365,158
5.500%, 05/01/38	679,467	760,412
5.500%, 06/01/38	498,278	557,071
5.500%, 07/01/38	724,265	810,563
5.500%, 08/01/38	1,932,385	2,162,683
5.500%, 09/01/38	494,818	553,061
5.500%, 10/01/38	14,407,748	16,124,417
5.500%, 11/01/38	4,823,907	5,363,332
5.500%, 12/01/38	12,390	13,746
5.500%, 01/01/39	1,130,066	1,264,914
5.500%, 02/01/39	256,026	285,325
5.500%, 03/01/39	141,707	158,666

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 06/01/39	4,923,421	5,511,218
5.500%, 09/01/39	108,890	121,211
5.500%, 02/01/40	155,023	173,333
5.500%, 03/01/40	20,053	22,327
5.500%, 05/01/40	4,569	5,114
5.500%, 08/01/40	146,263	163,478
5.500%, 02/01/41	84,372	93,685
Freddie Mac ARM Non-Gold Pool 2.094%, 09/01/35 (b)	313,306	330,125
2.422%, 10/01/34 (b)	66,212	69,728
2.464%, 09/01/35 (b)	569,665	605,845
2.537%, 02/01/35 (b)	48,617	51,259
2.552%, 01/01/35 (b)	72,173	76,617
2.553%, 02/01/35 (b)	23,152	24,289
2.568%, 02/01/35 (b)	66,301	69,227
2.571%, 02/01/35 (b)	66,134	69,388
2.576%, 06/01/35 (b)	1,254,908	1,319,200
2.601%, 08/01/35 (b)	662,831	698,510
2.615%, 11/01/31 (b)	29,500	31,216
2.623%, 11/01/34 (b)	109,501	115,013
2.631%, 02/01/35 (b)	61,260	63,927
2.670%, 01/01/35 (b)	275,681	289,609
2.687%, 11/01/34 (b)	33,373	34,784
2.711%, 08/01/32 (b)	164,965	170,881
2.721%, 01/01/29 (b)	396,550	415,094
2.745%, 11/01/34 (b)	52,129	55,246
2.771%, 11/01/34 (b)	48,020	50,970
2.776%, 02/01/35 (b)	72,389	76,367
2.933%, 02/01/35 (b)	105,991	110,880
2.976%, 03/01/35 (b)	106,292	110,485
Freddie Mac REMICS (CMO) 0.686%, 07/15/34 (b)	61,874	62,199
2.125%, 11/15/23 (b)	378,367	389,761
3.500%, 07/15/32	15,079	15,278
3.500%, 01/15/42	23,135,155	24,569,877
6.500%, 01/15/24	24,323	27,038
Freddie Mac Structured Pass-Through Securities (CMO) 1.522%, 10/25/44 (b)	1,209,178	1,229,084
1.522%, 02/25/45 (b)	108,287	114,059
1.722%, 07/25/44 (b)	6,093,186	6,402,374
Ginnie Mae I 30 Yr. Pool 3.000%, TBA (a)	7,000,000	7,238,437
3.500%, TBA (a)	5,000,000	5,275,781
4.000%, TBA (a)	11,000,000	11,761,407
5.000%, 10/15/33	7,279	8,028
5.000%, 12/15/33	45,930	51,409
5.000%, 05/15/34	7,137	8,009
5.000%, 07/15/34	5,942	6,581
5.000%, 11/15/35	5,425	6,083
5.000%, 03/15/36	3,856	4,327
5.000%, 03/15/38	315,920	350,744
5.000%, 06/15/38	689,787	768,107
5.000%, 10/15/38	1,012,490	1,124,415
5.000%, 11/15/38	324,459	361,449

MIST-297

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 01/15/39	214,850	$236,958
5.000%, 02/15/39	158,981	176,763
5.000%, 03/15/39	2,411,099	2,680,923
5.000%, 04/15/39	4,980,893	5,501,193
5.000%, 05/15/39	4,879,227	5,469,480
5.000%, 06/15/39	1,852,435	2,062,509
5.000%, 07/15/39	3,280,499	3,652,038
5.000%, 08/15/39	439,644	487,925
5.000%, 09/15/39	515,443	574,013
5.000%, 10/15/39	1,204,426	1,341,485
5.000%, 05/15/40	54,710	60,686
5.000%, 07/15/40	873,976	969,330
5.000%, 09/15/40	604,199	671,604
5.000%, 12/15/40	43,861	48,830
5.000%, 07/15/41	35,592	39,517
5.000%, TBA (a)	5,000,000	5,513,281
7.000%, 10/15/23	4,218	4,569
7.500%, 01/15/26	4,991	5,452
Ginnie Mae II 30 Yr. Pool 3.500%, TBA (a)	56,000,000	59,128,125
4.000%, TBA (a)	42,000,000	44,823,515
Ginnie Mae II ARM Pool 1.750%, 01/20/23 (b)	16,915	17,394
1.750%, 02/20/26 (b)	10,978	11,305
1.750%, 05/20/26 (b)	19,739	20,055
1.750%, 01/20/27 (b)	5,023	5,181
1.750%, 02/20/27 (b)	5,699	5,727
1.750%, 06/20/27 (b)	5,689	5,852
1.750%, 02/20/28 (b)	14,214	14,686
1.750%, 03/20/28 (b)	14,501	14,984
1.750%, 05/20/28 (b)	6,329	6,519
1.750%, 04/20/29 (b)	6,053	6,087
1.750%, 05/20/29 (b)	9,790	10,031
1.750%, 01/20/30 (b)	37,876	39,221
1.750%, 06/20/30 (b)	11,645	11,940
1.750%, 04/20/31 (b)	14,309	14,602
1.750%, 03/20/32 (b)	664	685
1.750%, 04/20/32 (b)	8,764	9,022
1.750%, 05/20/32 (b)	18,154	18,667
1.750%, 03/20/33 (b)	5,855	6,106
1.875%, 08/20/27 (b)	76,055	78,016
1.875%, 09/20/27 (b)	69,999	70,130
1.875%, 07/20/29 (b)	9,737	10,102
1.875%, 08/20/29 (b)	10,049	10,413
1.875%, 09/20/29 (b)	11,802	12,109
1.875%, 08/20/31 (b)	3,670	3,813
1.875%, 07/20/32 (b)	9,284	9,528
1.875%, 09/20/33 (b)	57,634	59,996
2.000%, 02/20/22 (b)	11,302	11,449
2.000%, 04/20/22 (b)	610	613
2.000%, 01/20/26 (b)	12,834	12,820
2.000%, 11/20/27 (b)	19,148	19,757
2.000%, 10/20/28 (b)	12,259	12,577
2.000%, 10/20/29 (b)	7,456	7,742
2.000%, 04/20/30 (b)	21,171	21,777

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool
2.000%, 05/20/30 (b)	31,526	32,435
2.000%, 11/20/30 (b)	51,280	53,121
2.500%, 11/20/26 (b)	14,172	14,323
2.500%, 10/20/30 (b)	2,996	3,098
2.500%, 10/20/31 (b)	5,916	5,981
Government National Mortgage Association (CMO) 0.741%, 01/16/31 (b)	30,602	30,750
0.941%, 02/16/30 (b)	9,094	9,144
1.025%, 08/20/65 (b)	4,583,344	4,476,688
1.425%, 12/20/65 (b)	30,360,850	30,361,839

		2,204,749,301

U.S. Treasury—41.4%
U.S. Treasury Bonds 2.500%, 02/15/45	6,500,000	6,338,007
2.500%, 02/15/46 (c)	34,900,000	34,028,861
2.750%, 08/15/42	62,000,000	64,019,836
2.750%, 11/15/42 (c)	92,800,000	95,674,666
2.875%, 05/15/43	57,100,000	60,166,898
2.875%, 08/15/45 (c)	118,100,000	124,226,438
3.000%, 05/15/42	49,500,000	53,746,160
3.000%, 11/15/44	125,600,000	135,535,211
3.000%, 11/15/45 (c)	17,500,000	18,892,475
3.125%, 02/15/42 (d)	15,800,000	17,571,938
3.125%, 02/15/43	10,600,000	11,739,913
3.125%, 08/15/44 (c)	223,900,000	247,689,375
3.375%, 05/15/44	67,700,000	78,481,767
4.250%, 05/15/39	40,500,000	53,597,619
4.375%, 11/15/39	74,900,000	100,790,234
4.375%, 05/15/40	8,800,000	11,840,470
4.500%, 08/15/39	25,900,000	35,465,802
4.625%, 02/15/40	12,800,000	17,824,998
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/42 (e)	5,137,307	4,985,731
0.750%, 02/15/45 (c) (e)	34,104,756	32,995,908
1.000%, 02/15/46 (e)	5,099,133	5,318,105
1.750%, 01/15/28 (e)	145,536,534	168,742,771
2.000%, 01/15/26 (e)	57,173,368	66,937,493
2.375%, 01/15/25 (e)	123,794,800	147,417,324
2.375%, 01/15/27 (c) (e)	121,585,590	148,497,466
2.500%, 01/15/29 (e)	90,590,782	113,766,894
3.625%, 04/15/28 (e)	732,360	1,008,330
3.875%, 04/15/29 (e)	9,367,020	13,407,643
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/17 (d) (e) (f)	23,676,781	23,947,762
0.125%, 04/15/20 (c) (d) (e) (f)	32,776,812	33,463,945
0.125%, 01/15/23 (e)	29,969,420	30,215,259
0.125%, 07/15/24 (c) (e)	190,165,432	190,819,221
0.375%, 07/15/25 (e)	22,477,275	22,968,089
0.625%, 07/15/21 (d) (e)	12,928,653	13,569,526
1.250%, 07/15/20 (d) (e) (f)	15,751,205	16,932,136
U.S. Treasury Notes 0.625%, 09/30/17 (d) (f) (g)	10,400,000	10,386,594
1.375%, 03/31/20 (d) (f) (g)	22,000,000	22,238,898

MIST-298

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.750%, 09/30/22 (g)	20,400,000	$20,713,181
2.250%, 11/15/24 (d)	114,200,000	119,062,408
2.500%, 05/15/24	90,800,000	96,560,170
2.750%, 02/15/24	43,100,000	46,670,921

		2,518,256,443

Total U.S. Treasury & Government Agencies (Cost $4,614,870,817)		4,723,005,744

Corporate Bonds & Notes—30.3%

Airlines—0.1%
Latam Airlines Pass-Through Trust 4.200%, 11/15/27 (144A)	3,500,000	3,045,000
4.500%, 11/15/23 (144A)	3,000,000	2,550,000

		5,595,000

Auto Manufacturers—1.7%
Ford Motor Credit Co. LLC 1.070%, 11/08/16 (b)	27,900,000	27,807,958
1.154%, 09/08/17 (b)	3,700,000	3,653,324
1.500%, 01/17/17	2,550,000	2,546,802
2.943%, 01/08/19	15,700,000	15,942,220
3.984%, 06/15/16	9,497,000	9,557,201
4.207%, 04/15/16	5,429,000	5,433,832
8.000%, 12/15/16	500,000	521,965
General Motors Financial Co., Inc. 3.150%, 01/15/20	12,300,000	12,337,417
3.200%, 07/13/20	20,300,000	20,254,609
Volkswagen Bank GmbH 0.209%, 11/27/17 (EUR) (b)	6,900,000	7,692,202

		105,747,530

Auto Parts & Equipment—0.2%
Schaeffler Holding Finance B.V. 5.750%, 11/15/21 (EUR) (h)	6,500,000	7,932,880
6.250%, 11/15/19 (144A) (h)	5,300,000	5,545,125

		13,478,005

Banks—17.4%
American Express Bank FSB 6.000%, 09/13/17	31,500,000	33,447,645
American Express Centurion Bank 6.000%, 09/13/17	3,300,000	3,504,039
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR)	1,700,000	454,591
4.750%, 01/15/18 (EUR)	3,100,000	828,960
Banco Popular Espanol S.A. 11.500%, 10/10/18 (EUR) (b)	5,800,000	6,451,323
Banco Santander Chile 1.517%, 04/11/17 (144A) (b)	29,900,000	29,638,375
Banco Santander S.A. 6.250%, 09/11/21 (EUR) (b)	5,900,000	6,005,323

Banks—(Continued)
Bank of America Corp. 2.650%, 04/01/19	8,000,000	8,140,424
4.100%, 07/24/23	2,600,000	2,735,049
4.125%, 01/22/24	12,030,000	12,743,211
5.625%, 10/14/16	30,407,000	31,132,146
6.000%, 09/01/17	7,524,000	7,951,732
6.400%, 08/28/17	3,100,000	3,294,956
6.875%, 04/25/18	26,300,000	28,877,952
Bank of America N.A. 1.040%, 05/08/17 (b)	8,000,000	7,985,048
1.088%, 11/14/16 (b)	41,700,000	41,703,711
Bank of China (Hong Kong), Ltd. 5.550%, 02/11/20 (144A)	2,500,000	2,739,865
Bank of Montreal 1.950%, 01/30/17 (144A)	3,600,000	3,627,954
Bank of Nova Scotia (The) 1.250%, 04/11/17	71,200,000	71,330,225
1.950%, 01/30/17 (144A)	800,000	806,503
Bankia S.A. 4.000%, 05/22/24 (EUR) (b)	2,100,000	2,291,941
Barclays Bank plc 6.500%, 09/15/19 (EUR) (b)	5,200,000	5,236,615
7.750%, 04/10/23 (b)	3,700,000	3,885,000
10.179%, 06/12/21 (144A)	17,900,000	22,744,581
14.000%, 06/15/19 (GBP) (b)	600,000	1,087,088
BB&T Corp. 1.494%, 06/15/18 (b)	27,200,000	27,189,283
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	7,800,000	8,521,500
BNP Paribas S.A. 7.375%, 08/19/25 (144A) (b)	5,400,000	5,224,500
BPCE S.A. 1.188%, 11/18/16 (b)	54,700,000	54,749,339
CIT Group, Inc. 5.250%, 03/15/18	2,400,000	2,482,800
Citigroup, Inc. 1.136%, 05/01/17 (b)	65,300,000	65,209,494
1.402%, 04/01/16 (b)	2,700,000	2,700,000
1.579%, 07/25/16 (b)	3,200,000	3,205,280
Cooperatieve Rabobank UA 2.500%, 01/19/21	10,000,000	10,093,540
5.250%, 08/04/45	7,500,000	8,110,965
8.400%, 06/29/17 (b)	11,600,000	12,232,200
Credit Agricole S.A. 6.500%, 06/23/21 (EUR) (b)	4,700,000	5,217,849
6.625%, 09/23/19 (144A) (b)	6,500,000	6,108,440
7.875%, 01/23/24 (b)	1,400,000	1,323,000
8.125%, 09/19/33 (b)	3,000,000	3,255,000
8.375%, 10/13/19 (144A) (b)	6,900,000	7,608,630
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	5,710,000	5,454,786
3.800%, 09/15/22	18,300,000	18,213,532
Credit Suisse Group Guernsey I, Ltd. 7.875%, 02/24/41 (b)	7,600,000	7,698,800
Goldman Sachs Group, Inc. (The) 1.818%, 04/30/18 (b)	14,261,000	14,321,324
3.750%, 05/22/25	5,375,000	5,499,404

MIST-299

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
HSBC Holdings plc 2.874%, 03/08/21 (b)	11,000,000	$11,255,068
3.400%, 03/08/21	16,800,000	17,144,282
6.375%, 03/30/25 (b)	3,000,000	2,835,000
JPMorgan Chase & Co. 1.138%, 02/15/17 (b)	55,300,000	55,341,420
2.250%, 01/23/20	12,300,000	12,397,293
3.150%, 07/05/16	4,900,000	4,930,831
5.300%, 05/01/20 (b)	17,600,000	17,644,000
JPMorgan Chase Bank N.A. 0.962%, 06/13/16 (b)	5,300,000	5,300,440
6.000%, 10/01/17	23,600,000	25,055,176
Lloyds Bank plc 1.621%, 01/22/19 (b)	7,000,000	6,994,064
12.000%, 12/16/24 (144A) (b)	5,700,000	7,628,652
Lloyds Banking Group plc 7.625%, 06/27/23 (GBP) (b)	11,400,000	15,802,208
7.875%, 06/27/29 (GBP) (b)	200,000	276,843
Mizuho Bank, Ltd. 1.080%, 09/25/17 (144A) (b)	1,300,000	1,298,099
1.814%, 10/20/18 (144A) (b)	11,800,000	11,834,279
2.150%, 10/20/18 (144A)	7,200,000	7,204,414
Morgan Stanley 1.899%, 04/25/18 (b)	32,000,000	32,194,624
2.125%, 04/25/18	4,700,000	4,732,585
National Australia Bank, Ltd. 0.909%, 06/30/17 (144A) (b)	48,300,000	48,212,094
National Bank of Canada 2.200%, 10/19/16 (144A)	1,400,000	1,409,870
Novo Banco S.A. 5.000%, 04/04/19 (EUR)	3,748,000	3,262,767
5.000%, 04/23/19 (EUR)	1,466,000	1,271,639
5.000%, 05/14/19 (EUR)	100,000	86,742
5.000%, 05/23/19 (EUR)	237,000	205,579
Royal Bank of Scotland Group plc 6.990%, 10/05/17 (144A) (b)	2,000,000	2,180,000
8.000%, 08/10/25 (b)	5,700,000	5,434,950
Royal Bank of Scotland plc (The) 6.934%, 04/09/18 (EUR)	6,732,000	8,407,225
9.500%, 03/16/22 (b)	14,200,000	15,017,920
Societe Generale S.A. 4.250%, 04/14/25 (144A)	10,900,000	10,492,831
Sumitomo Mitsui Financial Group, Inc. 2.934%, 03/09/21	15,100,000	15,389,603
Turkiye Garanti Bankasi A/S 3.124%, 04/20/16 (144A) (b)	3,000,000	2,998,500
UBS AG 1.195%, 06/01/17 (b)	11,000,000	10,992,036
1.485%, 06/01/20 (b)	4,000,000	3,987,052
7.625%, 08/17/22	3,600,000	4,123,188
UBS Group Funding Jersey, Ltd. 3.000%, 04/15/21 (144A) (i)	15,000,000	15,027,570
4.125%, 04/15/26 (144A) (i)	10,200,000	10,193,401
Wachovia Corp. 0.904%, 06/15/17 (b)	27,870,000	27,763,286

Banks—(Continued)
Wells Fargo & Co. 7.980%, 03/15/18 (b)	20,300,000	21,008,470

		1,060,397,924

Beverages—0.0%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	1,400,000	1,455,472

Biotechnology—0.1%
Amgen, Inc. 2.300%, 06/15/16	5,108,000	5,122,588

Chemicals—0.1%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	3,300,000	3,143,910
Rohm & Haas Co. 6.000%, 09/15/17	2,438,000	2,578,061

		5,721,971

Computers—0.1%
Apple, Inc. 2.850%, 05/06/21	3,700,000	3,879,557

Diversified Financial Services—1.5%
Ally Financial, Inc. 2.750%, 01/30/17	14,700,000	14,626,500
5.500%, 02/15/17	15,000,000	15,274,800
Bear Stearns Cos. LLC (The) 6.400%, 10/02/17	1,400,000	1,497,762
7.250%, 02/01/18	4,200,000	4,612,852
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros 5.500%, 07/16/20 (144A)	1,000,000	1,032,200
International Lease Finance Corp. 6.750%, 09/01/16 (144A)	5,300,000	5,379,500
LeasePlan Corp. NV 2.875%, 01/22/19 (144A)	17,600,000	17,536,675
Navient Corp. 8.450%, 06/15/18	8,300,000	8,891,375
OneMain Financial Holdings LLC 6.750%, 12/15/19 (144A)	3,100,000	3,103,100
7.250%, 12/15/21 (144A)	3,100,000	3,084,500
Piper Jaffray Cos. 5.060%, 10/09/18 (144A) (i)	5,000,000	4,993,750
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	950,000	589,000
Springleaf Finance Corp. 6.900%, 12/15/17	3,200,000	3,304,000
SteelRiver Transmission Co. LLC 4.710%, 06/30/17 (144A) (i)	5,452,084	5,547,763

		89,473,777

MIST-300

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—0.8%
Dynegy, Inc. 6.750%, 11/01/19	22,450,000	$22,337,750
7.375%, 11/01/22	7,000,000	6,475,000
7.625%, 11/01/24	3,600,000	3,267,000
IPALCO Enterprises, Inc. 3.450%, 07/15/20	6,500,000	6,524,375
Majapahit Holding B.V. 7.250%, 06/28/17	2,040,000	2,167,500
7.750%, 01/20/20	5,000,000	5,712,500

		46,484,125

Food—0.0%
Kraft Heinz Foods Co. 5.000%, 07/15/35 (144A)	2,100,000	2,316,029

Forest Products & Paper—0.1%
International Paper Co. 5.250%, 04/01/16	6,500,000	6,500,000

Healthcare-Services—0.1%
HCA, Inc. 3.750%, 03/15/19	4,500,000	4,609,800

Holding Companies-Diversified—0.1%
Blackstone CQP Holdco L.P. 9.296%, 03/19/19 (144A) (i)	6,317,287	6,356,770

Housewares—0.1%
Newell Rubbermaid, Inc. 3.150%, 04/01/21	1,400,000	1,438,105
3.850%, 04/01/23	7,400,000	7,674,622

		9,112,727

Insurance—0.0%
American International Group, Inc. 3.300%, 03/01/21	2,300,000	2,351,490

Lodging—0.3%
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,817,347
MGM Resorts International 6.875%, 04/01/16	14,200,000	14,200,000

		17,017,347

Machinery-Diversified—0.2%
John Deere Capital Corp. 0.721%, 04/12/16 (b)	9,900,000	9,900,802

Media—0.2%
DISH DBS Corp. 4.250%, 04/01/18	500,000	512,395
4.625%, 07/15/17	1,000,000	1,020,000
Time Warner Cable, Inc. 6.750%, 07/01/18	4,900,000	5,391,093

Media—(Continued)
Virgin Media Secured Finance plc 5.125%, 01/15/25 (GBP)	2,000,000	2,779,717
5.500%, 01/15/25 (GBP)	2,700,000	3,800,315

		13,503,520

Oil & Gas—2.3%
Canadian Natural Resources, Ltd. 1.750%, 01/15/18	3,900,000	3,802,906
CNPC General Capital, Ltd. 1.518%, 05/14/17 (144A) (b)	13,600,000	13,602,856
Ecopetrol S.A. 5.375%, 06/26/26	4,100,000	3,731,000
Petrobras Global Finance B.V.
2.000%, 05/20/16	4,500,000	4,483,350
2.238%, 05/20/16 (b)	5,500,000	5,480,750
2.762%, 01/15/19 (b)	700,000	568,820
3.002%, 03/17/17 (b)	5,300,000	5,115,030
3.500%, 02/06/17	3,900,000	3,838,380
3.522%, 03/17/20 (b)	4,500,000	3,465,000
4.375%, 05/20/23	23,000,000	16,783,100
4.875%, 03/17/20	1,000,000	832,200
5.375%, 01/27/21	8,200,000	6,778,366
5.750%, 01/20/20	9,100,000	7,905,625
6.125%, 10/06/16	3,100,000	3,131,620
6.250%, 03/17/24	1,600,000	1,279,520
6.750%, 01/27/41	8,400,000	6,039,600
6.850%, 06/05/15	2,900,000	2,022,750
Statoil ASA 1.080%, 11/08/18 (b)	49,900,000	49,304,693

		138,165,566

Pharmaceuticals—0.7%
AbbVie, Inc. 1.800%, 05/14/18	13,800,000	13,892,681
2.500%, 05/14/20	5,000,000	5,090,360
Actavis Funding SCS 3.000%, 03/12/20	8,700,000	8,945,409
3.450%, 03/15/22	4,900,000	5,086,969
Merck & Co., Inc. 2.350%, 02/10/22	4,300,000	4,382,182
2.750%, 02/10/25	4,000,000	4,094,732
Valeant Pharmaceuticals International, Inc. 4.500%, 05/15/23 (EUR)	1,900,000	1,589,077

		43,081,410

Pipelines—1.0%
Energy Transfer Partners L.P. 4.750%, 01/15/26	5,000,000	4,543,755
6.125%, 12/15/45	10,600,000	9,514,178
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	5,000,000	4,169,210
5.950%, 02/15/18	5,399,000	5,651,382
6.850%, 02/15/20	4,200,000	4,589,142
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 (144A)	4,420,000	4,621,486

MIST-301

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Kinder Morgan, Inc. 1.500%, 03/16/22 (EUR)	6,000,000	$6,448,396
MPLX L.P. 4.875%, 06/01/25 (144A) (i)	6,700,000	6,109,268
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.125%, 11/15/19	8,250,000	7,791,135
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19 (144A)	1,900,000	1,890,500
6.250%, 10/15/22 (144A)	4,800,000	4,752,000

		60,080,452

Real Estate Investment Trusts—0.5%
Digital Realty Trust L.P. 3.400%, 10/01/20	5,300,000	5,418,206
4.750%, 10/01/25	8,000,000	8,144,848
Goodman Funding Pty, Ltd. 6.000%, 03/22/22 (144A)	5,000,000	5,678,690
Welltower, Inc. 4.250%, 04/01/26	10,300,000	10,437,670

		29,679,414

Retail—0.0%
CVS Pass-Through Trust 6.943%, 01/10/30	866,977	1,001,465

Savings & Loans—0.2%
Nationwide Building Society 6.250%, 02/25/20 (144A)	10,800,000	12,321,677

Telecommunications—2.3%
AT&T, Inc. 3.400%, 05/15/25	8,500,000	8,519,916
Sprint Communications, Inc. 9.125%, 03/01/17	2,000,000	2,035,000
Telefonica Emisiones S.A.U. 1.275%, 06/23/17 (b)	29,500,000	29,374,064
Verizon Communications, Inc. 1.036%, 06/09/17 (b)	39,900,000	39,820,559
2.382%, 09/14/18 (b)	3,700,000	3,790,539
2.500%, 09/15/16	3,086,000	3,109,765
3.000%, 11/01/21	6,800,000	7,065,350
3.500%, 11/01/24	28,100,000	29,482,801
3.650%, 09/14/18	14,600,000	15,360,164

		138,558,158

Transportation—0.1%
Hellenic Railways Organization S.A. 4.028%, 03/17/17 (EUR) (j)	4,900,000	5,032,077
5.014%, 12/27/17 (EUR) (j)	500,000	511,344

		5,543,421

Trucking & Leasing—0.1%
GATX Corp. 6.000%, 02/15/18	5,000,000	5,317,370

Total Corporate Bonds & Notes (Cost $1,843,629,695)		1,842,773,367

Asset-Backed Securities—7.8%

Asset-Backed - Automobile—0.2%
Santander Drive Auto Receivables Trust 1.200%, 12/17/18	9,408,941	9,407,658

Asset-Backed - Home Equity—1.6%
ACE Securities Corp. Home Equity Loan Trust 0.583%, 04/25/36 (b)	9,475,992	8,316,536
0.903%, 10/25/35 (b)	7,100,000	6,015,187
Asset-Backed Funding Certificates Trust 1.133%, 06/25/34 (b)	2,507,393	2,310,659
Asset-Backed Securities Corp. Home Equity Loan Trust 0.513%, 05/25/37 (b)	30,454	19,909
0.883%, 11/25/35 (b)	2,000,000	1,781,832
Bear Stearns Asset-Backed Securities I Trust 0.683%, 04/25/37 (b)	14,815,990	10,630,279
0.896%, 02/25/36 (b)	1,000,000	729,258
1.103%, 06/25/35 (b)	7,800,000	6,667,743
1.233%, 10/27/32 (b)	19,042	18,044
1.433%, 10/25/37 (b)	4,465,165	4,080,147
Citigroup Mortgage Loan Trust, Inc. 0.593%, 12/25/36 (144A) (b)	11,734,939	7,504,450
0.603%, 05/25/37 (b)	13,485,000	12,163,243
HSI Asset Securitization Corp. Trust 0.603%, 12/25/36 (b)	12,509,270	4,782,672
Merrill Lynch Mortgage Investors Trust 0.933%, 06/25/36 (b)	2,378,598	2,247,246
Morgan Stanley ABS Capital I, Inc. 0.493%, 05/25/37 (b)	294,503	175,628
Morgan Stanley Home Equity Loan Trust 0.603%, 04/25/37 (b)	6,046,111	3,268,354
Option One Mortgage Corp. Asset-Backed Certificates 1.073%, 08/25/33 (b)	17,679	16,587
Renaissance Home Equity Loan Trust 1.316%, 08/25/33 (b)	106,933	98,769
5.812%, 11/25/36	23,829,671	12,585,726
Residential Asset Securities Corp. Trust 0.713%, 06/25/36 (b)	6,000,000	4,626,230
1.013%, 06/25/33 (b)	1,192,750	999,209
1.201%, 03/25/34 (b)	2,178,920	2,001,122
Soundview Home Loan Trust 0.613%, 05/25/36 (b)	8,917,965	8,377,079

		99,415,909

Asset-Backed - Manufactured Housing—0.0%
Conseco Financial Corp. 6.220%, 03/01/30	47,066	49,562

MIST-302

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
Mid-State Trust 7.791%, 03/15/38	125,241	$135,063

		184,625

Asset-Backed - Other—6.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.213%, 05/25/34 (b)	5,736,092	5,232,785
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.813%, 02/25/36 (b)	7,354,918	4,727,533
BlackRock Senior Income 0.864%, 04/20/19 (144A) (b)	751,365	749,104
Bridgeport CLO II, Ltd. 0.869%, 06/18/21 (144A) (b)	3,409,494	3,307,778
Celf Loan Partners IV plc 0.997%, 05/03/23 (GBP) (b)	11,399,620	15,911,657
Chapel B.V. 0.477%, 11/17/64 (EUR) (b)	2,444,627	2,643,691
CIFC Funding, Ltd. 1.587%, 01/19/23 (144A) (b)	3,206,497	3,206,497
Citigroup Mortgage Loan Trust, Inc. 0.493%, 07/25/45 (b)	447,744	300,301
0.673%, 10/25/36 (b)	11,331,396	10,904,673
Countrywide Asset-Backed Certificates 0.573%, 02/25/37 (b)	2,583,936	2,512,251
0.583%, 05/25/37 (b)	3,353,892	3,092,167
0.583%, 06/25/47 (b)	949,898	846,995
0.613%, 06/25/36 (b)	3,426,221	3,346,629
0.633%, 06/25/47 (b)	11,402,617	8,270,665
0.653%, 09/25/37 (b)	11,251,524	9,772,251
0.993%, 12/25/35 (b)	3,500,000	3,289,875
5.016%, 10/25/46 (b)	2,000,145	1,891,586
5.016%, 10/25/46 (b)	12,402,145	11,712,493
5.352%, 10/25/32 (b)	13,079,271	11,939,729
CWABS Asset-Backed Certificates Trust 0.583%, 03/25/47 (b)	3,483,594	3,065,034
0.783%, 04/25/36 (b)	7,286,727	7,176,384
1.133%, 11/25/35 (b)	10,000,000	8,036,334
1.441%, 01/25/35 (b)	5,540,977	5,541,493
First Franklin Mortgage Loan Trust 0.573%, 12/25/36 (b)	8,127,487	4,752,753
0.793%, 10/25/35 (b)	9,703,288	8,959,834
1.858%, 10/25/34 (b)	5,362,296	4,395,298
GSAMP Trust 0.603%, 12/25/36 (b)	3,590,007	1,850,698
0.823%, 01/25/36 (b)	14,600,000	11,843,611
1.753%, 12/25/34 (b)	7,703,823	4,949,906
Harvest CLO V S.A. 0.205%, 04/05/24 (EUR) (b)	6,704,357	7,536,638
Hillmark Funding, Ltd. 0.868%, 05/21/21 (144A) (b)	11,815,665	11,590,021
Home Equity Loan Trust 0.663%, 04/25/37 (b)	15,900,000	8,897,343
Home Equity Mortgage Loan Asset-Backed Trust 0.683%, 03/25/36 (b)	5,588,127	5,437,903

Asset-Backed - Other—(Continued)
LCM IX L.P. 1.824%, 07/14/22 (144A) (b)	8,140,179	8,089,425
Lehman XS Trust 0.603%, 02/25/37 (b)	14,263,968	7,891,811
1.233%, 10/25/35 (b)	5,704,929	5,245,078
Lockwood Grove CLO, Ltd. 1.989%, 01/25/24 (144A) (b)	14,900,000	14,824,978
Long Beach Mortgage Loan Trust 1.213%, 08/25/35 (b)	10,000,000	7,111,460
Morgan Stanley ABS Capital I, Inc. Trust 1.393%, 06/25/35 (b)	6,382,479	6,255,783
Mountain View Funding CLO, Ltd. 0.882%, 04/15/19 (144A) (b)	1,476,203	1,468,829
OHA Park Avenue CLO I, Ltd. 0.882%, 03/14/22 (144A) (b)	4,317,593	4,229,069
OneMain Financial Issuance Trust 3.190%, 03/18/26 (144A)	6,900,000	6,831,556
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.923%, 09/25/35 (b)	5,000,000	3,882,629
1.483%, 10/25/34 (b)	5,800,000	4,829,808
2.233%, 12/25/34 (b)	4,636,570	3,955,078
Penta CLO S.A. 0.172%, 06/04/24 (EUR) (b)	1,063,060	1,200,453
Popular ABS Mortgage Pass-Through Trust 0.523%, 06/25/47 (b)	36,874	36,786
RAMP Trust 0.733%, 05/25/36 (b)	31,846,226	23,664,068
Residential Asset Securities Corp. Trust 0.593%, 11/25/36 (b)	10,630,275	8,930,234
RMAT LLC 4.090%, 07/27/20 (144A)	9,202,360	9,151,204
Securitized Asset-Backed Receivables LLC Trust 0.683%, 05/25/36 (b)	10,667,932	5,830,352
Small Business Administration Participation Certificates 5.500%, 10/01/18	7,519	7,771
6.220%, 12/01/28	3,942,347	4,539,058
Soundview Home Loan Trust 0.543%, 02/25/37 (b)	2,676,056	971,912
Specialty Underwriting & Residential Finance Trust 0.703%, 04/25/37 (b)	5,828,435	3,088,561
Structured Asset Investment Loan Trust 1.168%, 08/25/35 (b)	8,760,000	8,404,886
Structured Asset Securities Corp. Mortgage Loan Trust 0.593%, 03/25/36 (b)	4,059,411	3,883,736
1.333%, 08/25/37 (b)	964,337	906,160
Sunrise S.r.l. 0.299%, 08/27/31 (EUR) (b)	607,406	691,078
United States Small Business Administration 5.471%, 03/10/18	602,901	645,238
Wells Fargo Home Equity Asset-Backed Securities Trust 0.913%, 12/25/35 (b)	20,861,000	17,053,947

MIST-303

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Wood Street CLO B.V. 0.231%, 11/22/21 (EUR) (b)	1,139,584	$1,289,321

		362,602,179

Asset-Backed - Student Loan—0.0%
SLM Student Loan Trust 0.749%, 01/25/19 (b)	1,306,065	1,287,314

Total Asset-Backed Securities (Cost $468,031,331)		472,897,685

Mortgage-Backed Securities—6.4%

Collateralized Mortgage Obligations—4.1%
Adjustable Rate Mortgage Trust 2.810%, 11/25/35 (b)	571,398	477,769
Aire Valley Mortgages plc 0.066%, 09/20/66 (EUR) (b)	3,888,835	4,301,843
Alternative Loan Trust 5.500%, 02/25/36	5,260,923	4,662,518
6.000%, 04/25/37	5,161,722	4,200,615
Alternative Loan Trust Resecuritization 2.839%, 03/25/47 (b)	5,545,941	5,165,841
American Home Mortgage Assets Trust 1.271%, 11/25/46 (b)	4,084,580	1,926,169
American Home Mortgage Investment Trust 2.881%, 02/25/45 (b)	1,482,041	1,480,882
Banc of America Alternative Loan Trust 15.987%, 09/25/35 (b)	5,193,528	6,627,331
26.668%, 11/25/46 (b)	2,234,790	3,620,032
Banc of America Funding Trust 2.815%, 02/20/36 (b)	4,169,591	4,068,655
2.826%, 05/25/35 (b)	1,551,168	1,578,862
3.023%, 01/20/47 (b)	275,781	229,573
Banc of America Funding, Ltd. 0.701%, 10/03/39 (144A) (b)	6,347,227	6,320,857
BCAP LLC Trust 4.000%, 02/26/37 (144A) (b)	2,083,081	2,065,058
5.250%, 02/26/36 (144A)	6,017,366	5,262,353
5.250%, 08/26/37 (144A)	8,203,289	8,522,414
Bear Stearns Adjustable Rate Mortgage Trust 2.380%, 08/25/35 (b)	22,946	22,986
2.460%, 08/25/35 (b)	664,810	661,896
2.862%, 10/25/35 (b)	4,840,070	4,768,856
2.926%, 02/25/33 (b)	16,051	15,100
Bear Stearns ALT-A Trust 1.273%, 11/25/34 (b)	512,342	495,662
2.792%, 09/25/35 (b)	1,403,026	1,162,826
2.811%, 11/25/36 (b)	2,977,155	2,012,410
2.946%, 11/25/36 (b)	5,063,446	3,783,804
3.006%, 05/25/35 (b)	1,743,899	1,666,125
3.591%, 05/25/36 (b)	2,861,114	1,948,180
Bear Stearns Structured Products, Inc. Trust 2.414%, 12/26/46 (b)	1,115,887	792,280
2.775%, 01/26/36 (b)	1,517,295	1,162,254

Collateralized Mortgage Obligations—(Continued)
Chase Mortgage Finance Trust 2.624%, 03/25/37 (b)	2,461,626	2,284,170
2.674%, 12/25/35 (b)	4,230,324	3,976,367
5.433%, 09/25/36 (b)	4,472,464	3,881,500
ChaseFlex Trust 0.733%, 07/25/37 (b)	6,894,266	5,058,789
Chevy Chase Funding LLC Mortgage-Backed Certificate 0.683%, 08/25/35 (144A) (b)	53,847	47,502
CHL Mortgage Pass-Through Trust 5.500%, 12/25/34	8,842,063	8,852,297
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	3,377,266	3,464,055
Citigroup Mortgage Loan Trust, Inc. 2.430%, 09/25/35 (b)	2,360,717	2,343,469
2.554%, 10/25/46 (b)	2,518,315	1,969,523
2.650%, 09/25/35 (b)	806,600	803,841
2.730%, 10/25/35 (b)	4,231,019	4,160,300
Countrywide Alternative Loan Trust 0.642%, 03/20/46 (b)	236,795	170,777
4.567%, 05/25/35 (b) (k)	2,483,273	255,129
Countrywide Home Loan Mortgage Pass-Through Trust 0.723%, 04/25/35 (b)	109,778	94,473
1.073%, 03/25/35 (b)	848,332	705,012
2.603%, 09/20/36 (b)	4,269,642	3,659,538
Countrywide Home Reperforming Loan REMIC Trust 0.773%, 06/25/35 (144A) (b)	2,483,790	2,194,456
Credit Suisse First Boston Mortgage Securities Corp. 1.055%, 03/25/32 (144A) (b)	69,000	63,215
6.000%, 11/25/35	2,492,183	1,901,254
Deutsche Alt-A Securities Mortgage Loan Trust 0.623%, 08/25/47 (b)	6,711,061	5,270,887
Downey Savings & Loan Association Mortgage Loan Trust 2.619%, 07/19/44 (b)	659,911	648,040
First Horizon Alternative Mortgage Securities Trust 4.267%, 01/25/36 (b) (k)	40,619,889	5,967,318
First Horizon Mortgage Pass-Through Trust 2.731%, 08/25/35 (b)	363,468	318,253
GreenPoint MTA Trust 0.873%, 06/25/45 (b)	75,653	65,515
GSR Mortgage Loan Trust 2.838%, 09/25/35 (b)	60,283	60,380
2.852%, 04/25/36 (b)	3,407,564	3,000,396
6.000%, 03/25/32	159	163
HarborView Mortgage Loan Trust 0.622%, 01/19/38 (b)	172,546	138,411
0.652%, 05/19/35 (b)	1,215,035	992,949
IndyMac ARM Trust 1.842%, 01/25/32 (b)	540	502
1.864%, 01/25/32 (b)	31,271	30,006

MIST-304

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
IndyMac INDX Mortgage Loan Trust 0.643%, 05/25/46 (b)	8,634,500	$6,843,165
JPMorgan Mortgage Trust 2.502%, 07/25/35 (b)	2,878,332	2,820,255
5.750%, 01/25/36	449,395	382,962
MASTR Alternative Loan Trust 0.833%, 03/25/36 (b)	727,523	158,752
Merrill Lynch Mortgage Investors Trust 0.683%, 11/25/35 (b)	100,592	93,339
0.813%, 08/25/35 (b)	6,647,074	5,955,509
1.439%, 10/25/35 (b)	163,534	153,675
Morgan Stanley Re-REMIC Trust 0.850%, 03/26/37 (144A) (b)	4,746,092	3,219,063
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.976%, 05/25/35	1,502,853	1,126,845
RALI Series Trust 6.250%, 01/25/37	5,798,073	4,578,637
RBSSP Resecuritization Trust 0.676%, 06/27/36 (144A) (b)	8,300,000	6,587,551
2.790%, 01/26/36 (144A) (b) (i)	16,743,966	16,837,752
Residential Accredit Loans, Inc. Trust 0.613%, 06/25/46 (b)	1,726,154	698,819
0.873%, 06/25/34 (b)	1,765,348	1,708,630
6.000%, 12/25/35	10,846,798	9,274,606
Residential Asset Securitization Trust 0.833%, 05/25/33 (b)	14,130	14,107
6.000%, 06/25/36	4,565,754	3,111,731
RFMSI Trust 0.783%, 06/25/18 (b)	959	929
Sequoia Mortgage Trust 0.782%, 07/20/33 (b)	290,675	271,047
1.072%, 04/19/27 (b)	1,129,506	1,041,641
Structured Adjustable Rate Mortgage Loan Trust 2.606%, 01/25/35 (b)	2,244,259	2,113,932
2.707%, 08/25/35 (b)	183,547	169,198
3.645%, 04/25/35 (b)	8,304,473	7,840,450
Structured Asset Mortgage Investments II Trust 0.663%, 05/25/45 (b)	1,139,048	983,475
0.682%, 07/19/35 (b)	1,047,497	978,893
WaMu Mortgage Pass-Through Certificates Trust 1.717%, 08/25/42 (b)	79,630	75,167
1.751%, 06/25/42 (b)	169,129	160,948
Wells Fargo Mortgage-Backed Securities Trust 2.626%, 09/25/33 (b)	701,673	693,260
2.735%, 10/25/36 (b)	2,777,122	2,609,564
2.765%, 04/25/36 (b)	1,266,842	1,227,751
2.834%, 07/25/36 (b)	8,263,179	7,848,405
2.837%, 03/25/36 (b)	4,265,524	4,203,967
2.837%, 03/25/36 (b)	9,035,613	8,369,232
3.401%, 04/25/36 (b)	295,752	43,567
5.750%, 03/25/36	5,024,940	5,099,713

		248,678,175

Commercial Mortgage-Backed Securities—2.3%
BAMLL Commercial Mortgage Securities Trust 3.429%, 03/15/28 (144A) (b)	15,200,000	15,184,800
Banc of America Commercial Mortgage Trust 5.451%, 01/15/49	7,344,094	7,504,487
Bear Stearns Commercial Mortgage Securities Trust 5.331%, 02/11/44	330,652	337,434
5.700%, 06/11/50	5,300,000	5,494,923
Credit Suisse Commercial Mortgage Trust 5.297%, 12/15/39	4,344,653	4,413,260
5.383%, 02/15/40	689,736	699,528
5.467%, 09/15/39	13,885,139	13,989,106
Greenwich Capital Commercial Mortgage Trust 5.444%, 03/10/39	6,485,792	6,618,867
JPMorgan Chase Commercial Mortgage Securities Trust 2.962%, 10/05/28 (144A)	8,700,000	8,730,308
5.420%, 01/15/49	360,463	367,848
5.794%, 02/12/51 (b)	11,929,192	12,393,575
LB-UBS Commercial Mortgage Trust 5.866%, 09/15/45 (b)	11,169,670	11,746,407
ML-CFC Commercial Mortgage Trust 5.485%, 03/12/51 (b)	2,200,000	2,244,773
5.864%, 08/12/49 (b)	7,377,394	7,645,138
Morgan Stanley Capital Trust 1.588%, 08/14/31 (144A) (b)	22,130,272	22,041,308
Morgan Stanley Re-REMIC Trust 5.794%, 08/12/45 (144A) (b)	748,216	765,771
Wachovia Bank Commercial Mortgage Trust 5.703%, 06/15/49 (b)	16,700,000	17,085,742

		137,263,275

Total Mortgage-Backed Securities (Cost $384,618,620)		385,941,450

Municipals—4.4%
American Municipal Power-Ohio, Inc., Combined Hydroelectric Projects Revenue, Build America Bonds, Taxable 8.084%, 02/15/50	6,900,000	10,491,933
Bay Area Toll Bridge Authority, Build America Bonds 7.043%, 04/01/50	10,400,000	15,401,256
California Infrastructure & Economic Development Bank Revenue, Build America Bonds 6.486%, 05/15/49	2,500,000	3,128,575
California State General Obligation Unlimited, Build America Bonds 7.625%, 03/01/40	16,600,000	25,404,308
7.950%, 03/01/36	5,700,000	6,896,829
California State Public Works Board Lease Revenue Build America Bonds, Taxable, University Projects 7.804%, 03/01/35	3,100,000	4,174,336

MIST-305

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
California State University Revenue, Build America Bonds 6.484%, 11/01/41	4,400,000	$5,713,180
Calleguas-Las Virgenes California Public Financing Water Revenue Authority, Build America Bonds 5.944%, 07/01/40	7,800,000	9,908,808
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	315,000	334,347
6.899%, 12/01/40	14,500,000	17,352,930
City of Chicago, IL General Obligation Unlimited 7.750%, 01/01/42	11,400,000	11,365,572
Clark County, NV, Airport Revenue 6.820%, 07/01/45	4,800,000	7,124,880
East Baton Rouge Sewer Commission, Build America Bonds 6.087%, 02/01/45	15,000,000	16,756,800
Irvine Ranch CA, Water District, Build America Bonds, Taxable 6.622%, 05/01/40	21,700,000	29,335,362
Los Angeles CA, Wastewater System Revenue, Build America Bonds 5.713%, 06/01/39	2,300,000	2,839,327
Los Angeles Department of Water & Power Revenue, Build America Bonds 6.166%, 07/01/40	18,190,000	20,743,694
Los Angeles, Unified School District, Build America Bonds 6.758%, 07/01/34	1,100,000	1,521,619
Metropolitan Transportation Authority, Build America Bonds, Metro Transit Authority 6.089%, 11/15/40	200,000	264,918
Municipal Electric Authority of Georgia, Build America Bonds 6.655%, 04/01/57	1,300,000	1,587,963
Newport Beach CA, Certificates of Participation, Build America Bonds 7.168%, 07/01/40	31,650,000	41,635,575
Pennsylvania Economic Development Financing Authority, Build America Bonds 6.532%, 06/15/39	1,000,000	1,172,790
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit 7.242%, 01/01/41	1,800,000	2,227,860
Regents of the University of California, Medical Center Pooled Revenue, Build America Bonds 6.548%, 05/15/48	3,400,000	4,615,160
State of California General Obligation Unlimited, Build America Bonds 7.500%, 04/01/34	2,900,000	4,239,220
7.550%, 04/01/39	1,300,000	1,990,352
7.600%, 11/01/40	1,900,000	2,954,139
State of Illinois General Obligation Unlimited, Build America Bonds 6.725%, 04/01/35	5,720,000	6,242,808
State of Texas Transportation Commission Revenue, Build America Bonds 5.178%, 04/01/30	2,300,000	2,805,862
State of Wisconsin, General Fund Annual Appropriation Revenue 5.050%, 05/01/18	2,900,000	3,129,361
Tobacco Settlement Financing Authority 7.467%, 06/01/47	7,215,000	6,452,519

Total Municipals (Cost $219,406,831)		267,812,283

Foreign Government—2.4%

Provincial—1.2%
Province of Ontario Canada 1.650%, 09/27/19	7,000,000	7,016,548
3.150%, 06/02/22 (CAD)	9,300,000	7,790,947
4.000%, 06/02/21 (CAD)	31,100,000	26,984,862
4.400%, 04/14/20	2,700,000	2,992,505
Province of Quebec Canada 3.500%, 07/29/20	10,600,000	11,420,101
3.500%, 12/01/22 (CAD)	3,300,000	2,823,911
4.250%, 12/01/21 (CAD)	15,200,000	13,433,113

		72,461,987

Sovereign—1.2%
Banco Nacional de Desenvolvimento Economicoe Social 3.375%, 09/26/16 (144A)	2,600,000	2,592,720
4.125%, 09/15/17 (144A) (EUR)	2,700,000	3,091,532
Brazil Letras do Tesouro Nacional Zero Coupon, 07/01/16 (BRL)	84,900,000	22,838,292
Export-Import Bank of Korea 4.000%, 01/29/21	2,500,000	2,721,485
5.125%, 06/29/20	2,500,000	2,811,430
Mexican Bonos 8.000%, 06/11/20 (MXN)	372,700,000	23,829,684
Mexican Udibonos 4.000%, 11/08/46 (MXN) (e)	283,107,032	17,280,079

		75,165,222

Total Foreign Government (Cost $171,700,976)		147,627,209

Preferred Stock—0.3%

Banks—0.3%
GMAC Capital Trust, 6.402% (b) (Cost $21,508,725)	860,349	21,087,154

MIST-306

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (l)—0.2%

Security Description	Principal/ Notional Amount*	Value

Auto Manufacturers—0.1%
FCA U.S. LLC Term Loan B, 3.500%, 05/24/17	9,390,261	$9,399,454

Lodging—0.0%
MGM Resorts International Term Loan A, 3.183%, 12/20/17	1,964,467	1,962,011

Transportation—0.1%
Swissport Investments S.A. Term Loan B, 6.250%, 02/09/22 (EUR)	3,000,000	3,411,262

Total Floating Rate Loans (Cost $14,586,594)		14,772,727

Purchased Options—0.1%

Interest Rate Swaptions—0.1%
Call - OTC - 2-Year Interest Rate Swap, Exercise Rate 2.100%, Expires 01/30/18 (Counterparty - JPMorgan Chase Bank N.A.) (j)	83,600,000	1,603,465
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.150%, Expires 07/05/16 (Counterparty - Goldman Sachs Bank USA) (j)	528,600,000	46,305
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.250%, Expires 07/05/16 (Counterparty - Citibank N.A.) (j)	828,000,000	30,885
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.250%, Expires 07/05/16 (Counterparty - Goldman Sachs Bank USA) (j)	1,305,600,000	48,699
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.250%, Expires 07/05/16 (Counterparty - Morgan Stanley Capital Services, LLC) (j)	319,700,000	11,925
Put - OTC - 10-Year Interest Rate Swap, Exercise Rate 2.580%, Expires 05/12/16 (Counterparty - Morgan Stanley Capital Services, LLC) (j)	34,200,000	222
Put - OTC - 10-Year Interest Rate Swap, Exercise Rate 2.580%, Expires 05/23/16 (Counterparty - Morgan Stanley Capital Services, LLC) (j)	79,800,000	1,700
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.905%, Expires 08/20/18 (Counterparty - Morgan Stanley Capital Services, LLC) (j)	10,200,000	489,413
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.930%, Expires 08/20/18 (Counterparty - Goldman Sachs Bank USA) (j)	11,900,000	554,257

Interest Rate Swaptions—(Continued)
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.940%, Expires 08/20/18 (Counterparty - Goldman Sachs Bank USA) (j)	10,400,000	476,350
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 3.020%, Expires 08/21/17 (Counterparty - Morgan Stanley Capital Services, LLC) (j)	22,600,000	473,671

		3,736,892

Options on Exchange-Traded Futures Contracts—0.0%
Put - U.S. Treasury Note 5-Year Futures @111.50, Expires 05/20/16	1,260	0

Total Purchased Options (Cost $10,449,665)		3,736,892

Short-Term Investments—0.9%

Repurchase Agreements—0.8%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/16 at 0.470% to be repurchased at $42,800,559 on 04/01/16, collateralized by $34,854,000 U.S. Treasury Bond at 3.750% due 11/15/43 with a value of $43,289,714.	42,800,000	42,800,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $6,528,770 on 04/01/16, collateralized by $6,590,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $6,664,138.	6,528,765	6,528,765

		49,328,765

U.S. Treasury—0.1%
U.S. Treasury Bills 0.246%, 04/07/16 (g) (m)	1,195,000	1,194,944
0.250%, 04/14/16 (g) (m)	3,926,000	3,925,624
0.261%, 04/21/16 (g) (m)	972,000	971,854

		6,092,422

Total Short-Term Investments (Cost $55,421,187)		55,421,187

Total Investments—130.5% (Cost $7,804,224,441) (n)		7,935,075,698
Other assets and liabilities (net)—(30.5)%		(1,856,012,829)

Net Assets—100.0%		$6,079,062,869

MIST-307

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2016, the market value of securities pledged was $103,109,033.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $25,718,862.
(g)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of March 31, 2016, the market value of securities pledged was $22,332,074.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $65,066,274, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(j)	Illiquid security. As of March 31, 2016, these securities represent 0.2% of net assets.
(k)	Interest only security.
(l)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(m)	The rate shown represents current yield to maturity.
(n)	As of March 31, 2016, the aggregate cost of investments was $7,804,224,441. The aggregate unrealized appreciation and depreciation of investments were $230,491,999 and $(99,640,742), respectively, resulting in net unrealized appreciation of $130,851,257.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $493,179,428, which is 8.1% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(GBP)—	British Pound
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Blackstone CQP Holdco L.P., 9.296%, 03/19/19	06/25/14 - 12/31/15	$6,317,287	$6,398,787	$6,356,770
MPLX L.P., 4.875%, 06/01/25	05/28/15	6,700,000	6,632,485	6,109,268
Piper Jaffray Cos., 5.060%, 10/09/18	10/08/15	5,000,000	5,000,000	4,993,750
RBSSP Resecuritization Trust Series 2009-6 Class 2A1, 2.790%, 01/26/36	03/18/16	16,743,966	16,838,151	16,837,752
SteelRiver Transmission Co. LLC, 4.710%, 06/30/17	11/17/10	5,452,084	5,452,096	5,547,763
UBS Group Funding Jersey, Ltd., 3.000%, 04/15/21	03/30/16 - 03/31/16	15,000,000	15,003,600	15,027,570
UBS Group Funding Jersey, Ltd., 4.125%, 04/15/26	03/29/16	10,200,000	10,177,458	10,193,401

				$65,066,274

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	508,900,000	Citibank N.A.	04/04/16	$142,993,622	$(1,461,493)
BRL	85,642,326	Credit Suisse International	04/04/16	24,064,269	(245,953)
BRL	59,699,352	Deutsche Bank AG	04/04/16	16,774,664	(171,449)
BRL	150,076,426	Goldman Sachs Bank USA	04/04/16	37,513,011	4,225,319
BRL	407,096	JPMorgan Chase Bank N.A.	04/04/16	111,552	1,668
BRL	82,600,000	JPMorgan Chase Bank N.A.	04/04/16	22,642,544	329,659

MIST-308

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	421,158,156	JPMorgan Chase Bank N.A.	04/04/16	$105,930,418	$11,199,491
BRL	59,699,352	Deutsche Bank AG	05/03/16	16,174,303	296,845
BRL	3,798,695	JPMorgan Chase Bank N.A.	01/03/18	1,103,470	(210,228)
CAD	5,365,000	Citibank N.A.	04/04/16	4,018,185	112,751
CAD	5,675,000	Citibank N.A.	04/04/16	4,215,624	154,005
CAD	82,772,439	Citibank N.A.	04/04/16	62,822,758	910,261
CAD	38,424,000	JPMorgan Chase Bank N.A.	04/04/16	28,418,571	1,167,092
CAD	60,330,000	JPMorgan Chase Bank N.A.	04/04/16	44,508,389	1,944,429
CNY	15,812,177	BNP Paribas S.A.	09/14/16	2,333,040	98,701
CNY	135,605,397	BNP Paribas S.A.	09/14/16	19,939,038	915,600
CNY	110,244,524	Citibank N.A.	09/26/16	16,172,000	777,164
CNY	9,629,106	UBS AG, Stamford	09/26/16	1,409,000	71,394
CNY	44,120,607	JPMorgan Chase Bank N.A.	09/30/16	6,500,752	281,718
CNY	105,680,145	JPMorgan Chase Bank N.A.	09/30/16	15,532,061	713,692
CNY	119,873,630	Goldman Sachs Bank USA	10/11/16	17,646,641	776,221
CNY	291,960,570	Goldman Sachs Bank USA	10/11/16	42,696,778	2,173,382
CNY	9,257,124	BNP Paribas S.A.	12/05/16	1,355,759	65,278
CNY	112,779,000	Deutsche Bank AG	12/05/16	16,562,495	749,921
DKK	22,080,000	UBS AG, Stamford	05/13/16	3,318,804	56,770
EUR	4,612,000	Citibank N.A.	05/13/16	5,133,334	120,784
EUR	7,592,000	Citibank N.A.	05/13/16	8,603,872	45,146
EUR	13,605,000	Deutsche Bank AG	05/13/16	15,274,578	224,615
EUR	13,349,792	JPMorgan Chase Bank N.A.	05/13/16	14,647,498	560,955
EUR	15,352,000	JPMorgan Chase Bank N.A.	05/13/16	17,485,193	4,232
EUR	1,055,000	UBS AG, Stamford	05/13/16	1,149,905	51,981
EUR	5,667,000	UBS AG, Stamford	05/13/16	6,351,137	104,866
EUR	17,056,000	Deutsche Bank AG	06/13/16	23,052,890	(3,603,593)
GBP	1,005,000	Goldman Sachs Bank USA	04/04/16	1,442,848	582
GBP	1,272,000	Goldman Sachs Bank USA	04/04/16	1,819,311	7,598
GBP	24,450,000	Goldman Sachs Bank USA	04/04/16	34,135,476	980,817
GBP	35,122,000	Goldman Sachs Bank USA	04/04/16	50,154,216	289,729
INR	15,053,051	Citibank N.A.	05/24/16	220,849	4,405
JPY	2,764,191,000	Citibank N.A.	05/13/16	24,555,910	31,654
JPY	1,253,700,000	JPMorgan Chase Bank N.A.	05/13/16	11,052,540	99,160
JPY	1,475,200,000	JPMorgan Chase Bank N.A.	05/13/16	13,099,190	22,759
JPY	2,561,200,000	JPMorgan Chase Bank N.A.	05/13/16	22,772,028	9,925
JPY	8,974,020,101	JPMorgan Chase Bank N.A.	05/13/16	79,189,226	634,958
JPY	3,780,200,000	UBS AG, Stamford	05/13/16	33,675,415	(50,420)
JPY	6,013,200,000	UBS AG, Stamford	05/13/16	53,513,408	(25,809)
KRW	1,918,335,000	Citibank N.A.	05/24/16	1,590,000	85,273
KRW	2,906,158,410	JPMorgan Chase Bank N.A.	05/24/16	2,371,000	166,934
KRW	3,516,667,000	JPMorgan Chase Bank N.A.	05/24/16	2,933,000	138,088
KRW	5,893,672,800	JPMorgan Chase Bank N.A.	05/24/16	4,828,900	318,016
MXN	48,205,000	BNP Paribas S.A.	05/20/16	2,776,194	2,314
MXN	39,184,000	JPMorgan Chase Bank N.A.	05/20/16	2,226,870	31,673
MXN	173,793,000	JPMorgan Chase Bank N.A.	05/20/16	9,657,849	359,479
MXN	330,445,000	JPMorgan Chase Bank N.A.	05/20/16	18,542,970	503,689
MXN	485,996,000	JPMorgan Chase Bank N.A.	05/20/16	27,253,999	758,531
MYR	9,271,512	Barclays Bank plc	05/24/16	2,111,000	256,011
MYR	18,390,880	Barclays Bank plc	05/24/16	4,384,000	311,179
MYR	13,601,565	Citibank N.A.	05/24/16	3,270,000	202,470
MYR	31,008,915	Citibank N.A.	05/24/16	7,203,000	713,554
MYR	51,843,090	Citibank N.A.	05/24/16	11,973,000	1,262,504
MYR	33,786,720	Deutsche Bank AG	05/24/16	7,920,000	705,726
MYR	32,932,298	Goldman Sachs Bank USA	05/24/16	7,717,000	690,592
MYR	8,243,598	JPMorgan Chase Bank N.A.	05/24/16	1,914,000	190,585
MYR	16,246,416	JPMorgan Chase Bank N.A.	05/24/16	3,803,000	344,699

MIST-309

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MYR	17,544,254	JPMorgan Chase Bank N.A.	05/24/16	$4,277,000	$202,036
MYR	32,055,727	JPMorgan Chase Bank N.A.	05/24/16	7,667,000	516,805
MYR	60,969,315	JPMorgan Chase Bank N.A.	05/24/16	13,769,041	1,796,382
MYR	18,594,030	UBS AG, Stamford	05/24/16	4,459,000	288,043
MYR	30,334,178	UBS AG, Stamford	05/24/16	7,052,000	692,294
MYR	32,626,440	UBS AG, Stamford	05/24/16	7,623,000	706,507
MYR	35,397,719	UBS AG, Stamford	05/24/16	8,323,000	714,013
RUB	4,158,758,991	Societe Generale Paris	04/15/16	57,362,193	4,341,498
THB	189,632,940	Goldman Sachs Bank USA	05/24/16	5,194,000	190,062
THB	102,046,890	JPMorgan Chase Bank N.A.	05/24/16	2,837,000	60,317
THB	188,886,600	JPMorgan Chase Bank N.A.	05/24/16	5,260,000	102,872
THB	350,316,340	JPMorgan Chase Bank N.A.	05/24/16	9,769,000	177,188
THB	357,714,000	JPMorgan Chase Bank N.A.	05/24/16	10,020,000	136,222
THB	477,891,800	JPMorgan Chase Bank N.A.	05/24/16	13,238,000	330,313
TWD	264,319,160	Barclays Bank plc	05/24/16	7,834,000	382,786
TWD	122,838,630	Citibank N.A.	05/24/16	3,657,000	161,636
TWD	157,044,405	Citibank N.A.	05/24/16	4,683,000	198,978
TWD	72,034,950	Credit Suisse International	05/24/16	2,173,000	66,322
TWD	73,089,648	JPMorgan Chase Bank N.A.	05/24/16	2,212,156	59,953
TWD	131,191,650	JPMorgan Chase Bank N.A.	05/24/16	3,915,000	163,303
TWD	134,241,060	JPMorgan Chase Bank N.A.	05/24/16	4,006,000	167,099

Contracts to Deliver
AUD	12,488,000	Citibank N.A.	05/13/16	8,764,590	(790,930)
BRL	439,900,000	Citibank N.A.	04/04/16	129,097,579	6,755,304
BRL	69,000,000	Citibank N.A.	04/04/16	20,372,011	1,182,156
BRL	85,642,326	Credit Suisse International	04/04/16	20,597,000	(3,221,315)
BRL	59,699,352	Deutsche Bank AG	04/04/16	16,291,268	(311,947)
BRL	150,076,426	Goldman Sachs Bank USA	04/04/16	42,169,329	430,999
BRL	504,165,252	JPMorgan Chase Bank N.A.	04/04/16	141,663,225	1,447,895
BRL	84,900,000	JPMorgan Chase Bank N.A.	07/05/16	22,694,467	(328,013)
BRL	75,000,000	UBS AG, Stamford	07/05/17	26,417,753	7,966,771
BRL	3,798,695	BNP Paribas S.A.	01/03/18	1,111,054	217,813
CAD	168,805,439	Citibank N.A.	04/04/16	122,054,156	(7,922,444)
CAD	293,000	Citibank N.A.	04/04/16	218,761	(6,843)
CAD	361,000	Goldman Sachs Bank USA	04/04/16	277,109	(853)
CAD	17,044,000	JPMorgan Chase Bank N.A.	04/04/16	13,110,481	(13,037)
CAD	6,063,000	JPMorgan Chase Bank N.A.	04/04/16	4,573,309	(95,072)
CAD	82,772,439	Citibank N.A.	05/03/16	62,825,380	(909,968)
CAD	7,981,000	JPMorgan Chase Bank N.A.	05/03/16	6,122,103	(23,322)
CAD	505,000	JPMorgan Chase Bank N.A.	05/03/16	387,378	(1,475)
CNY	74,183,863	BNP Paribas S.A.	09/14/16	11,275,000	(133,672)
CNY	77,233,711	UBS AG, Stamford	09/14/16	11,743,000	(134,706)
CNY	119,873,630	Goldman Sachs Bank USA	09/26/16	17,672,657	(756,901)
CNY	149,800,752	JPMorgan Chase Bank N.A.	09/30/16	22,832,000	(196,224)
CNY	15,812,177	BNP Paribas S.A.	10/11/16	2,327,031	(103,074)
CNY	9,257,124	BNP Paribas S.A.	10/11/16	1,362,745	(59,943)
CNY	61,149,914	JPMorgan Chase Bank N.A.	10/11/16	9,353,000	(44,866)
CNY	44,120,607	JPMorgan Chase Bank N.A.	10/11/16	6,493,577	(287,129)
CNY	289,629,936	UBS AG, Stamford	10/11/16	44,124,000	(387,976)
CNY	122,036,124	JPMorgan Chase Bank N.A.	12/05/16	18,332,000	(401,454)
EUR	30,791,000	Citibank N.A.	05/13/16	34,038,699	(1,039,263)
EUR	21,738,000	Citibank N.A.	05/13/16	23,996,385	(768,148)
EUR	18,362,000	Citibank N.A.	05/13/16	20,432,932	(485,568)
EUR	11,270,000	Citibank N.A.	05/13/16	12,605,123	(233,974)
EUR	6,160,000	Citibank N.A.	05/13/16	6,704,634	(313,009)

MIST-310

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	10,060,000	Deutsche Bank AG	05/13/16	$10,996,868	$(463,764)
EUR	49,581,000	Goldman Sachs Bank USA	05/13/16	55,055,199	(1,428,853)
EUR	9,727,000	Goldman Sachs Bank USA	05/13/16	10,691,692	(389,577)
EUR	2,330,000	Goldman Sachs Bank USA	05/13/16	2,644,566	(9,834)
EUR	21,404,000	JPMorgan Chase Bank N.A.	05/13/16	23,491,738	(892,293)
EUR	37,241,000	Deutsche Bank AG	06/13/16	50,990,377	8,523,722
EUR	28,951,000	Barclays Bank plc	06/27/16	39,809,073	6,780,017
GBP	57,424,000	Citibank N.A.	04/04/16	80,230,688	(2,244,486)
GBP	4,425,000	JPMorgan Chase Bank N.A.	04/04/16	6,295,355	(60,048)
GBP	35,122,000	Goldman Sachs Bank USA	05/03/16	50,157,904	(290,454)
JPY	7,734,900,000	Citibank N.A.	05/13/16	68,292,101	(510,072)
JPY	12,657,800,000	Goldman Sachs Bank USA	05/13/16	111,407,634	(1,183,886)
JPY	8,918,400,000	Goldman Sachs Bank USA	05/13/16	79,979,259	649,817
JPY	1,505,300,000	Goldman Sachs Bank USA	05/13/16	13,434,722	45,032
JPY	4,231,200,000	JPMorgan Chase Bank N.A.	05/13/16	37,706,505	69,851
JPY	853,100,000	JPMorgan Chase Bank N.A.	05/13/16	7,519,548	(68,802)
KRW	6,680,240,000	Barclays Bank plc	05/24/16	5,530,000	(303,821)
KRW	4,292,413,170	JPMorgan Chase Bank N.A.	05/24/16	3,567,349	(181,194)
KRW	3,310,967,060	JPMorgan Chase Bank N.A.	05/24/16	2,731,032	(160,419)
MXN	429,499,000	BNP Paribas S.A.	05/20/16	23,822,278	(933,797)
MXN	226,902,000	Barclays Bank plc	05/20/16	12,942,901	(135,600)
MXN	141,451,041	Barclays Bank plc	05/20/16	7,935,854	(217,303)
MXN	110,397,445	Barclays Bank plc	05/20/16	6,265,000	(98,245)
MXN	406,924,000	Citibank N.A.	05/20/16	23,111,096	(343,769)
MXN	209,722,000	Citibank N.A.	05/20/16	11,972,621	(115,635)
MXN	38,393,766	Goldman Sachs Bank USA	05/20/16	2,196,000	(16,995)
MYR	114,009,546	BNP Paribas S.A.	05/24/16	26,191,028	(2,915,529)
MYR	9,495,633	BNP Paribas S.A.	05/24/16	2,143,000	(281,228)
MYR	57,197,098	Citibank N.A.	05/24/16	12,966,923	(1,635,456)
MYR	47,825,175	Citibank N.A.	05/24/16	11,506,117	(703,617)
MYR	12,832,500	Societe Generale Paris	05/24/16	2,900,000	(376,128)
MYR	136,271,037	UBS AG, Stamford	05/24/16	32,589,032	(2,200,868)
MYR	49,883,780	UBS AG, Stamford	05/24/16	11,988,411	(746,883)
MYR	14,318,964	UBS AG, Stamford	05/24/16	3,244,356	(411,266)
MYR	2,280,163	UBS AG, Stamford	05/24/16	515,000	(67,124)
PHP	15,819,300	UBS AG, Stamford	05/24/16	329,397	(13,165)
RUB	195,890,520	JPMorgan Chase Bank N.A.	04/15/16	2,494,308	(412,128)
RUB	411,866,912	Societe Generale Paris	04/15/16	5,265,662	(845,226)
RUB	3,142,526,258	JPMorgan Chase Bank N.A.	05/18/16	40,763,061	(5,445,547)
RUB	344,889,860	Societe Generale Paris	05/18/16	4,808,000	(263,359)
RUB	21,580,500	Societe Generale Paris	05/18/16	300,000	(17,326)
SGD	5,000	Barclays Bank plc	05/24/16	3,556	(153)
THB	97,841,660	Barclays Bank plc	05/24/16	2,674,000	(103,922)
THB	557,664,941	Deutsche Bank AG	05/24/16	15,655,950	(177,283)
THB	487,786,120	JPMorgan Chase Bank N.A.	05/24/16	13,640,551	(208,681)
THB	188,366,240	JPMorgan Chase Bank N.A.	05/24/16	5,141,000	(207,098)
THB	349,127,221	UBS AG, Stamford	05/24/16	9,580,879	(331,548)
TRY	1,090,000	JPMorgan Chase Bank N.A.	05/18/16	371,444	(10,368)
TWD	115,548,980	Deutsche Bank AG	05/24/16	3,425,196	(166,830)
TWD	298,212,525	Goldman Sachs Bank USA	05/24/16	8,870,093	(400,323)
TWD	455,342,760	JPMorgan Chase Bank N.A.	05/24/16	13,600,441	(554,621)
TWD	108,798,010	JPMorgan Chase Bank N.A.	05/24/16	3,239,000	(143,161)

Net Unrealized Appreciation					$29,353,094

MIST-311

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/16	2	AUD	260,366	$1,182
Canadian Bankers’ Acceptance Futures	06/13/16	341	CAD	84,597,327	(84,939)
Canadian Bankers’ Acceptance Futures	09/19/16	533	CAD	132,135,302	(34,323)
U.S. Treasury Long Bond Futures	06/21/16	749	USD	123,260,064	(96,377)
U.S. Treasury Note 10 Year Futures	06/21/16	2,825	USD	366,019,942	2,333,573
U.S. Treasury Note 5 Year Futures	06/30/16	15,267	USD	1,848,094,237	1,717,513

Futures Contracts—Short
90 Day EuroDollar Futures	12/18/17	(593)	USD	(146,700,123)	(15,489)
90 Day Eurodollar Futures	09/18/17	(4,807)	USD	(1,179,096,532)	(10,996,493)
90 Day Eurodollar Futures	03/19/18	(2,064)	USD	(507,457,088)	(2,918,512)
90 Day Eurodollar Futures	06/18/18	(1,008)	USD	(248,201,481)	(875,320)
90 Day Eurodollar Futures	09/17/18	(1,363)	USD	(335,872,273)	(703,539)
90 Day Eurodollar Futures	12/17/18	(2,934)	USD	(722,284,832)	(1,679,668)
90 Day Sterling Futures	09/20/17	(310)	GBP	(38,289,868)	(254,586)
90 Day Sterling Futures	03/21/18	(3,540)	GBP	(437,482,058)	(2,059,140)
90 Day Sterling Futures	06/20/18	(2,301)	GBP	(285,521,062)	489,580
Call Options on 10 Year Euro-Bund Futures, Strike EUR 163.00	05/26/16	(146)	EUR	(62,656)	(157,968)
Call Options on 10 Year Euro-Bund Futures, Strike EUR 164.50	04/22/16	(328)	EUR	(199,801)	141,511
Call Options on 10 Year Euro-Bund Futures, Strike EUR 165.00	04/22/16	(411)	EUR	(195,801)	162,003
Call Options on 10 Year Euro-Bund Futures, Strike EUR 165.00	05/26/16	(50)	EUR	(19,618)	(4,418)
Canada Government Bond 10 Year Futures	06/21/16	(445)	CAD	(63,335,982)	427,628
Put Options on 10 Year Euro-Bund Futures, Strike EUR 158.50	05/26/16	(50)	EUR	(25,378)	19,774
Put Options on 10 Year Euro-Bund Futures, Strike EUR 160.50	04/22/16	(347)	EUR	(110,745)	86,532
Put Options on 10 Year Euro-Bund Futures, Strike EUR 161.00	04/22/16	(608)	EUR	(281,523)	223,487
Put Options on 10 Year Euro-Bund Futures, Strike EUR 161.00	05/26/16	(333)	EUR	(162,557)	3,092
Put Options on 10 Year Euro-Bund Futures, Strike EUR 161.50	04/22/16	(347)	EUR	(71,095)	(2,020)
Put Options on 10 Year Euro-Bund Futures, Strike EUR 162.00	04/22/16	(665)	EUR	(165,685)	(38,478)
United Kingdom Long Gilt Bond Futures	06/28/16	(26)	GBP	(3,150,531)	(1,708)

Net Unrealized Depreciation					$(14,317,103)

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.744	Citibank N.A.	04/01/16	(21,000,000)	$(71,096)	$(502,807)	$(431,711)
AUD Call/USD Put	USD	0.745	Barclays Bank plc	04/21/16	(19,200,000)	(94,056)	(459,665)	(365,609)
EUR Call/USD Put	USD	1.137	UBS AG, Stamford	04/28/16	(57,700,000)	(410,174)	(758,271)	(348,097)
EUR Call/USD Put	USD	1.125	UBS AG, Stamford	04/29/16	(19,300,000)	(136,333)	(395,592)	(259,259)
EUR Call/USD Put	USD	1.127	JPMorgan Chase Bank N.A.	05/04/16	(38,200,000)	(274,684)	(763,946)	(489,262)
EUR Put/USD Call	USD	1.104	UBS AG, Stamford	04/21/16	(14,200,000)	(58,937)	(13,961)	44,976
EUR Put/USD Call	USD	1.100	Credit Suisse International	05/03/16	(43,200,000)	(219,037)	(64,248)	154,789
USD Call/BRL Put	BRL	6.300	Credit Suisse International	01/11/18	(17,700,000)	(942,525)	(562,860)	379,665
USD Call/CAD Put	CAD	1.373	Goldman Sachs Bank USA	04/01/16	(11,600,000)	(66,433)	—	66,433
USD Call/CAD Put	CAD	1.372	Citibank N.A.	04/21/16	(23,100,000)	(118,272)	(6,884)	111,388
USD Call/MXN Put	MXN	18.300	Credit Suisse International	04/14/16	(15,000,000)	(106,875)	(6,285)	100,590
USD Call/MXN Put	MXN	18.200	Goldman Sachs Bank USA	04/20/16	(18,800,000)	(254,740)	(23,801)	230,939
USD Call/MXN Put	MXN	18.450	Goldman Sachs Bank USA	04/29/16	(19,000,000)	(251,750)	(30,590)	221,160
USD Call/MXN Put	MXN	18.300	JPMorgan Chase Bank N.A.	05/05/16	(21,100,000)	(257,420)	(64,207)	193,213
USD Call/MXN Put	MXN	18.250	Goldman Sachs Bank USA	05/05/16	(21,700,000)	(305,970)	(72,630)	233,340
USD Call/MXN Put	MXN	18.550	Goldman Sachs Bank USA	05/13/16	(2,600,000)	(26,910)	(7,657)	19,253
USD Put/MXN Call	MXN	18.100	Goldman Sachs & Co.	04/01/16	(17,600,000)	(117,480)	(829,435)	(711,955)
USD Put/MXN Call	MXN	18.200	Credit Suisse International	04/14/16	(21,000,000)	(194,775)	(1,093,302)	(898,527)
USD Put/MXN Call	MXN	17.800	Citibank N.A.	04/15/16	(13,800,000)	(153,428)	(429,594)	(276,166)

Totals						$(4,060,895)	$(6,085,735)	$(2,024,840)

MIST-312

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Written Options—(Continued)

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	215.949	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/10/20	$(5,800,000)	$(43,500)	$(882)	$42,618
Floor - OTC CPURNSA Index	215.949	Citibank N.A.	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/20	(16,200,000)	(137,080)	(2,464)	134,616
Floor - OTC CPURNSA Index	216.687	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(38,800,000)	(346,040)	(6,736)	339,304
Floor - OTC CPURNSA Index	217.965	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(17,500,000)	(225,750)	(3,839)	221,911
Floor - OTC CPURNSA Index	218.016	Deutsche Bank AG	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	10/13/20	(18,000,000)	(176,400)	(4,273)	172,127

Totals						$(928,770)	$(18,194)	$910,576

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 10 Yr. IRS	0.400%	BNP Paribas S.A.	3M LIBOR	Receive	06/14/16	EUR	(12,600,000)	$(44,749)	$(46,051)	$(1,302)
Call - 10 Yr. IRS	0.450%	Goldman Sachs Bank USA	3M LIBOR	Receive	06/15/16	EUR	(10,700,000)	(41,003)	(56,498)	(15,495)
Call - 10 Yr. IRS	0.450%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	06/15/16	EUR	(15,900,000)	(52,983)	(83,955)	(30,972)
Call - 2 Yr. IRS	1.100%	JPMorgan Chase Bank N.A.	3M LIBOR	Receive	01/30/18	USD	(83,600,000)	(434,720)	(569,099)	(134,379)
Call - 2 Yr. IRS	1.600%	JPMorgan Chase Bank N.A.	3M LIBOR	Receive	01/30/18	USD	(83,600,000)	(756,580)	(1,013,291)	(256,711)
Put - 10 Yr. IRS	0.900%	BNP Paribas S.A.	3M LIBOR	Pay	06/14/16	EUR	(12,600,000)	(55,937)	(23,713)	32,224
Put - 10 Yr. IRS	0.950%	Goldman Sachs Bank USA	3M LIBOR	Pay	06/15/16	EUR	(10,700,000)	(38,626)	(15,872)	22,754
Put - 10 Yr. IRS	0.950%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	06/15/16	EUR	(15,900,000)	(66,229)	(23,586)	42,643
Put - 10 Yr. IRS	1.975%	Citibank N.A.	3M LIBOR	Pay	04/15/16	USD	(46,300,000)	(144,688)	(4,436)	140,252
Put - 10 Yr. IRS	2.000%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	04/25/16	USD	(84,700,000)	(531,493)	(21,599)	509,894
Put - 10 Yr. IRS	2.015%	JPMorgan Chase Bank N.A.	3M LIBOR	Pay	04/11/16	USD	(41,300,000)	(135,257)	(223)	135,034
Put - 2 Yr. IRS	2.500%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	05/12/16	USD	(325,100,000)	(1,095,074)	(65)	1,095,009
Put - 2 Yr. IRS	2.500%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	05/23/16	USD	(758,000,000)	(2,368,653)	(606)	2,368,047
Put - 5 Yr. IRS	2.700%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	08/21/17	USD	(99,400,000)	(1,540,700)	(263,340)	1,277,360
Put - 5 Yr. IRS	2.800%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	08/20/18	USD	(45,000,000)	(1,003,705)	(334,337)	669,368
Put - 5 Yr. IRS	2.800%	Goldman Sachs Bank USA	3M LIBOR	Pay	08/20/18	USD	(98,200,000)	(2,287,027)	(729,596)	1,557,431

Totals								$(10,597,424)	$(3,186,267)	$7,411,157

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - 5 Yr. CDS	1.300%	Goldman Sachs Bank USA	ITRAXX.MAIN.24	Sell	04/20/16	EUR	(21,100,000)	$(53,296)	$(85)	$53,211
Put - 5 Yr. CDS	1.300%	BNP Paribas S.A.	ITRAXX.MAIN.24	Sell	04/20/16	EUR	(64,400,000)	(178,739)	(260)	178,479
Put - 5 Yr. CDS	1.200%	Barclays Bank plc	ITRAXX.MAIN.24	Sell	04/20/16	EUR	(42,400,000)	(122,618)	(583)	122,035

Totals								$(354,653)	$(928)	$353,725

MIST-313

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Written Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 10 Year Futures	$130.000	04/22/16	(418)	$(234,620)	$(326,563)	$(91,943)
Put - U.S. Treasury Note 10 Year Futures	129.250	04/22/16	(408)	(133,383)	(70,125)	63,258
Put - U.S. Treasury Note 10 Year Futures	129.500	04/22/16	(640)	(256,550)	(140,000)	116,550

Totals				$(624,553)	$(536,688)	$87,865

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	28-Day TIIE	5.750%	06/05/23	Goldman Sachs Bank USA	MXN	200,000	$15	$(486)	$501

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.500%	02/02/21	USD	42,200,000	$650,751
Pay	28-Day TIIE	4.388%	07/28/17	MXN	576,300,000	(43,323)
Pay	28-Day TIIE	4.975%	01/16/20	MXN	70,000,000	(8,807)
Pay	28-Day TIIE	5.010%	10/10/19	MXN	119,200,000	28,493
Pay	28-Day TIIE	5.095%	02/05/21	MXN	333,200,000	(180,543)
Pay	28-Day TIIE	5.270%	02/05/20	MXN	1,409,900,000	534,114
Pay	28-Day TIIE	5.310%	10/22/20	MXN	2,156,700,000	719,459
Pay	28-Day TIIE	5.370%	02/19/21	MXN	258,500,000	51,461
Pay	28-Day TIIE	5.375%	01/07/22	MXN	210,600,000	(101,948)
Pay	28-Day TIIE	5.430%	11/17/21	MXN	1,237,600,000	1,093,479
Pay	28-Day TIIE	5.495%	09/22/20	MXN	413,300,000	294,232
Pay	28-Day TIIE	5.608%	10/08/21	MXN	380,300,000	520,584
Pay	28-Day TIIE	5.615%	06/02/20	MXN	359,600,000	159,786
Pay	28-Day TIIE	5.700%	01/18/19	MXN	194,000,000	(33,418)
Pay	28-Day TIIE	5.780%	10/06/22	MXN	8,700,000	8,819
Pay	28-Day TIIE	5.795%	12/10/21	MXN	100,000	89
Pay	28-Day TIIE	5.825%	01/12/23	MXN	904,200,000	150,637
Pay	28-Day TIIE	5.850%	12/21/21	MXN	141,000,000	(229,449)
Pay	28-Day TIIE	5.920%	12/08/21	MXN	53,000,000	46,892
Pay	28-Day TIIE	5.990%	01/30/26	MXN	32,400,000	(20,494)
Pay	28-Day TIIE	6.000%	06/07/22	MXN	185,000,000	176,267
Pay	28-Day TIIE	6.530%	06/05/25	MXN	111,900,000	125,533
Pay	28-Day TIIE	6.960%	07/27/20	MXN	926,000,000	305,279
Receive	3M LIBOR	2.000%	12/16/19	USD	268,800,000	(7,986,532)
Receive	3M LIBOR	2.000%	12/16/20	USD	241,500,000	(10,531,095)
Receive	3M LIBOR	2.000%	06/15/21	USD	91,100,000	(281,805)
Receive	3M LIBOR	2.000%	06/15/21	USD	149,300,000	(464,159)
Receive	3M LIBOR	2.250%	12/16/22	USD	490,100,000	(31,984,189)
Receive	3M LIBOR	2.250%	06/15/26	USD	33,300,000	(1,832,947)
Receive	3M LIBOR	2.250%	06/15/26	USD	108,700,000	(5,535,281)
Receive	3M LIBOR	2.350%	08/05/25	USD	82,400,000	(5,364,096)
Receive	3M LIBOR	2.500%	12/16/25	USD	32,400,000	(2,470,718)
Receive	3M LIBOR	2.500%	06/15/46	USD	17,300,000	(1,548,378)
Receive	3M LIBOR	2.500%	06/15/46	USD	28,700,000	(912,851)
Receive	3M LIBOR	2.750%	12/16/45	USD	583,360,000	(100,639,460)
Receive	6M LIBOR	1.000%	06/15/18	GBP	68,700,000	(614,629)

MIST-314

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	6M LIBOR	1.000%	09/21/18	GBP	308,400,000	$(589,551)
Receive	6M LIBOR	1.250%	09/21/18	GBP	49,800,000	(194,397)
Receive	6M LIBOR	1.500%	12/16/17	GBP	219,300,000	(559,964)
Receive	6M LIBOR	1.500%	09/21/18	GBP	25,500,000	(309,286)
Receive	Federal Funds Rate Compounded - OIS	0.500%	06/17/16	USD	20,000,000	16,463

Net Unrealized Depreciation						$(167,554,982)

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Canadian Natural Resources, Ltd. 5.700%, due 05/15/17	(1.000%)	03/20/18	Morgan Stanley Capital Services, LLC	1.583%	USD	3,900,000	$44,112	$204,582	$(160,470)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250%, due 03/06/30	1.000%	06/20/16	Deutsche Bank AG	0.596%	USD	3,500,000	$3,177	$(11,731)	$14,908
Brazilian Government International Bond 4.250%, due 01/07/25	1.000%	12/20/16	BNP Paribas S.A.	0.629%	USD	15,600,000	42,142	(256,458)	298,600
Brazilian Government International Bond 4.250%, due 01/07/25	1.000%	12/20/16	Goldman Sachs International	0.629%	USD	8,300,000	22,422	(141,100)	163,522
Chesapeake Energy Corp. 6.630%, due 08/15/20	5.000%	09/20/18	Morgan Stanley Capital Services, LLC	34.026%	USD	1,800,000	(856,626)	(158,661)	(697,965)
China Government International Bond 4.250%, due 10/28/14	1.000%	12/20/18	Citibank N.A.	0.656%	USD	2,200,000	20,374	20,448	(74)
Goldman Sachs Group, Inc. 5.950%, due 01/18/18	1.000%	09/20/20	Barclays Bank plc	0.961%	USD	12,000,000	19,965	(11,456)	31,421
Goldman Sachs Group, Inc. 5.950%, due 01/18/18	1.000%	09/20/20	Credit Suisse International	0.961%	USD	10,500,000	17,470	—	17,470
Goldman Sachs Group, Inc. 5.950%, due 01/18/18	1.000%	12/20/20	Credit Suisse International	1.011%	USD	8,800,000	(4,442)	(34,495)	30,053
Goldman Sachs Group, Inc. 5.950%, due 01/18/18	1.000%	12/20/20	JPMorgan Chase Bank N.A.	1.011%	USD	9,100,000	(4,594)	(40,113)	35,519
Italy Government International Bond 6.875%, due 09/27/23	1.000%	09/20/16	Deutsche Bank AG	0.297%	USD	7,900,000	26,596	50,080	(23,484)
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	06/20/16	Citibank N.A.	0.289%	USD	10,000,000	15,965	(21,564)	37,529
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	09/20/16	Goldman Sachs International	0.289%	USD	4,600,000	15,653	(21,933)	37,586
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	09/20/16	JPMorgan Chase Bank N.A.	0.289%	USD	2,000,000	6,806	11,531	(4,725)

MIST-315

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	09/20/16	Morgan Stanley Capital Services, LLC	0.289%	USD	9,400,000	$31,987	$(40,540)	$72,527
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	09/20/16	UBS AG, Stamford	0.289%	USD	4,100,000	13,952	(17,990)	31,942
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/16	Citibank N.A.	0.323%	USD	5,000,000	24,674	65,986	(41,312)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/16	JPMorgan Chase Bank N.A.	0.323%	USD	1,200,000	5,922	16,197	(10,275)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	06/20/17	Goldman Sachs International	0.448%	USD	2,900,000	19,630	(12,796)	32,426
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/19	Citibank N.A.	1.185%	USD	20,800,000	(139,690)	123,151	(262,841)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	09/20/20	Citibank N.A.	1.383%	USD	9,100,000	(149,905)	(207,144)	57,239
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	09/20/20	Goldman Sachs International	1.383%	USD	24,500,000	(403,589)	(555,418)	151,829
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/20	Barclays Bank plc	1.454%	USD	11,400,000	(233,997)	(424,605)	190,608
Mexico Government International Bond 5.950% due 03/19/19	1.000%	12/20/20	Citibank N.A.	1.454%	USD	15,100,000	(309,943)	(643,098)	333,155
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/20	Deutsche Bank AG	1.454%	USD	22,200,000	(455,678)	(856,133)	400,455
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	12/20/20	Goldman Sachs International	1.454%	USD	13,100,000	(268,891)	(457,018)	188,127
Morgan Stanley 6.000%, due 04/28/15	1.000%	09/20/18	Deutsche Bank AG	0.663%	USD	24,100,000	199,012	298,407	(99,395)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	12/20/19	BNP Paribas S.A.	8.757%	USD	7,900,000	(1,887,450)	(819,205)	(1,068,245)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	12/20/19	Barclays Bank plc	8.757%	USD	5,800,000	(1,385,723)	(719,567)	(666,156)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	12/20/19	Goldman Sachs International	8.757%	USD	2,600,000	(621,186)	(282,685)	(338,501)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	03/20/20	BNP Paribas S.A.	8.897%	USD	1,600,000	(408,166)	(308,005)	(100,161)
Republic of Indonesia 6.750%, due 03/10/14	1.000%	06/20/16	Citibank N.A.	0.538%	USD	3,000,000	3,108	(55,608)	58,716
Tesco plc 6.000%, due 12/14/29	1.000%	12/20/20	Credit Suisse International	2.590%	EUR	8,000,000	(645,636)	(799,002)	153,366
Tesco plc 6.000%, due 12/14/29	1.000%	12/20/20	Goldman Sachs International	2.590%	EUR	3,000,000	(242,113)	(289,905)	47,792

MIST-316

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Volkswagen International Finance N.V. 5.380%, due 05/22/18	1.000%	06/20/16	BNP Paribas S.A.	0.720%	EUR	6,800,000	$4,865	$(22,756)	$27,621
Volkswagen International Finance N.V. 5.380%, due 05/22/18	1.000%	12/20/17	JPMorgan Chase Bank N.A.	1.020%	EUR	13,600,000	(5,269)	(308,303)	303,034

Totals							$(7,529,178)	$(6,931,489)	$(597,689)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CDX.NA.IG.9	0.553%	12/20/17	JPMorgan Chase Bank N.A.	0.051%	USD	1,928,998	$16,736	$—	$16,736
CMBX.NA.AAA.8	0.500%	10/17/57	Deutsche Bank AG	0.000%	USD	38,200,000	(1,719,999)	(2,546,538)	826,539
CMBX.NA.AAA.8	0.500%	10/17/57	Goldman Sachs International	0.000%	USD	20,000,000	(900,523)	(1,635,446)	734,923
CMBX.NA.AAA.8	0.500%	10/17/57	Morgan Stanley Capital Services, LLC	0.000%	USD	20,700,000	(932,041)	(1,552,537)	620,496

Totals							$(3,535,827)	$(5,734,521)	$2,198,694

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PHP)—	Philippine Peso
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TRY)—	Turkish Lira

MIST-317

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(CMBX)—	Commercial Mortgage-Backed Index
(CDS)—	Credit Default Swap
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CPURNSA)—	U.S. Consumer Price All Urban Non-Seasonally Adjusted
(IRS)—	Interest Rate Swap
(ITRAXX.MAIN)—	Markit iTraxx Europe Main CDS Index
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$4,723,005,744	$—	$4,723,005,744
Total Corporate Bonds & Notes*	—	1,842,773,367	—	1,842,773,367
Total Asset-Backed Securities*	—	472,897,685	—	472,897,685
Total Mortgage-Backed Securities*	—	385,941,450	—	385,941,450
Total Municipals	—	267,812,283	—	267,812,283
Total Foreign Government*	—	147,627,209	—	147,627,209
Total Preferred Stock*	21,087,154	—	—	21,087,154
Total Floating Rate Loans*	—	14,772,727	—	14,772,727
Purchased Options
Interest Rate Swaptions	—	3,736,892	—	3,736,892
Options on Exchange-Traded Futures Contracts	0	—	—	0
Total Purchased Options	0	3,736,892	—	3,736,892
Short-Term Investments
Repurchase Agreements	—	49,328,765	—	49,328,765
U.S. Treasury	—	6,092,422	—	6,092,422
Total Short-Term Investments	—	55,421,187	—	55,421,187
Total Investments	$21,087,154	$7,913,988,544	$—	$7,935,075,698
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$82,780,850	$—	$82,780,850
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(53,427,756)	—	(53,427,756)
Total Forward Contracts	$—	$29,353,094	$—	$29,353,094

MIST-318

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,605,875	$—	$—	$5,605,875
Futures Contracts (Unrealized Depreciation)	(19,922,978)	—	—	(19,922,978)
Total Futures Contracts	$(14,317,103)	$—	$—	$(14,317,103)
Written Options
Credit Default Swaptions at Value	$—	$(928)	$—	$(928)
Foreign Currency Written Options at Value	—	(6,085,735)	—	(6,085,735)
Inflation Capped Options at Value	—	(18,194)	—	(18,194)
Interest Rate Swaptions at Value	—	(3,186,267)	—	(3,186,267)
Options on Exchange-Traded Futures Contracts at Value	(536,688)	—	—	(536,688)
Total Written Options	$(536,688)	$(9,291,124)	$—	$(9,827,812)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$4,882,338	$—	$4,882,338
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(172,437,320)	—	(172,437,320)
Total Centrally Cleared Swap Contracts	$—	$(167,554,982)	$—	$(167,554,982)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$554,583	$—	$554,583
OTC Swap Contracts at Value (Liabilities)	—	(11,575,461)	—	(11,575,461)
Total OTC Swap Contracts	$—	$(11,020,878)	$—	$(11,020,878)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation from Investments Still Held at March 31, 2016
Corporate Bonds & Notes
Holding Companies-Diversified	$4,006,784	$—	$(4,006,784)	$—	$—

Total	$4,006,784	$—	$(4,006,784)	$—	$—

Corporate Bonds & Notes in the amount of $4,006,784 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MIST-319

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Honeywell International, Inc.	20,189	$2,262,177

Banks—6.4%
PNC Financial Services Group, Inc. (The)	82,435	6,971,528
U.S. Bancorp	230,257	9,346,132
Wells Fargo & Co.	238,695	11,543,290

		27,860,950

Beverages—3.3%
Coca-Cola Co. (The)	234,833	10,893,903
Dr Pepper Snapple Group, Inc.	39,183	3,503,744

		14,397,647

Biotechnology—2.5%
AbbVie, Inc.	63,132	3,606,100
Baxalta, Inc.	16,605	670,842
Celgene Corp. (a)	65,610	6,566,905

		10,843,847

Capital Markets—2.2%
Goldman Sachs Group, Inc. (The)	49,728	7,806,301
State Street Corp.	29,659	1,735,645

		9,541,946

Chemicals—3.4%
Dow Chemical Co. (The)	150,708	7,665,009
Ecolab, Inc.	46,063	5,136,946
Valspar Corp. (The)	20,163	2,157,844

		14,959,799

Diversified Telecommunication Services—1.2%
AT&T, Inc.	132,200	5,178,274

Electric Utilities—3.9%
American Electric Power Co., Inc.	251,817	16,720,649

Energy Equipment & Services—1.1%
Schlumberger, Ltd.	67,139	4,951,501

Food & Staples Retailing—3.0%
CVS Health Corp.	124,701	12,935,235

Food Products—4.3%
Campbell Soup Co. (b)	106,005	6,762,059
General Mills, Inc.	99,701	6,316,058
Hershey Co. (The) (b)	60,536	5,574,760

		18,652,877

Health Care Equipment & Supplies—5.1%
Abbott Laboratories	67,614	2,828,293
Becton Dickinson & Co.	41,816	6,348,505
C.R. Bard, Inc.	16,237	3,290,753
Medtronic plc	126,448	9,483,600

		21,951,151

Health Care Providers & Services—1.1%
Aetna, Inc.	40,993	4,605,563

Household Products—0.6%
Clorox Co. (The) (b)	20,756	2,616,501

Industrial Conglomerates—3.7%
General Electric Co.	498,635	15,851,607

Insurance—5.9%
Chubb, Ltd.	63,638	7,582,468
Hartford Financial Services Group, Inc. (The)	278,600	12,837,888
Travelers Cos., Inc. (The)	44,966	5,247,982

		25,668,338

Internet Software & Services—7.2%
Alphabet, Inc. - Class A (a)	20,920	15,959,868
Alphabet, Inc. - Class C (a)	4,536	3,379,093
eBay, Inc. (a)	163,771	3,907,576
Facebook, Inc. - Class A (a)	68,763	7,845,859

		31,092,396

IT Services—3.6%
Automatic Data Processing, Inc.	54,400	4,880,224
Fiserv, Inc. (a)	40,261	4,129,973
Visa, Inc. - Class A (b)	88,572	6,773,987

		15,784,184

Life Sciences Tools & Services—1.2%
Thermo Fisher Scientific, Inc.	38,017	5,382,827

Machinery—2.9%
Illinois Tool Works, Inc.	65,472	6,706,952
Ingersoll-Rand plc	64,000	3,968,640
PACCAR, Inc. (b)	35,342	1,932,854

		12,608,446

Media—4.0%
John Wiley & Sons, Inc. - Class A	24,937	1,219,170
Scripps Networks Interactive, Inc. - Class A (b)	126,400	8,279,200
Walt Disney Co. (The)	77,910	7,737,242

		17,235,612

Multiline Retail—1.8%
Dollar General Corp.	92,997	7,960,543

Oil, Gas & Consumable Fuels—5.2%
Chevron Corp.	176,407	16,829,228
EOG Resources, Inc.	58,700	4,260,446
Phillips 66	18,989	1,644,257

		22,733,931

Pharmaceuticals—5.8%
Eli Lilly & Co.	40,419	2,910,572
Pfizer, Inc.	511,501	15,160,890

MIST-320

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Zoetis, Inc.	162,552	$7,205,930

		25,277,392

Road & Rail—1.7%
Union Pacific Corp.	94,400	7,509,520

Semiconductors & Semiconductor Equipment—1.6%
Analog Devices, Inc.	114,990	6,806,258

Software—6.8%
Check Point Software Technologies, Ltd. (a) (b)	55,514	4,855,810
Microsoft Corp.	385,236	21,276,584
Oracle Corp.	79,225	3,241,095

		29,373,489

Specialty Retail—6.3%
Home Depot, Inc. (The)	102,669	13,699,125
Ross Stores, Inc.	48,930	2,833,047
Tiffany & Co. (b)	35,020	2,569,767
TJX Cos., Inc. (The)	104,245	8,167,596

		27,269,535

Technology Hardware, Storage & Peripherals—3.3%
Apple, Inc.	129,816	14,148,646

Total Common Stocks (Cost $337,377,750)		432,180,841

Short-Term Investments—6.4%

Mutual Fund—5.8%
State Street Navigator Securities Lending MET Portfolio (c)	25,262,593	25,262,593

Security Description	Principal Amount*	Value

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $2,672,843 on 04/01/16, collateralized by $2,680,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $2,730,250.	2,672,841	2,672,841

Total Short-Term Investments (Cost $27,935,434)		27,935,434

Total Investments—106.0% (Cost $365,313,184) (d)		460,116,275
Other assets and liabilities (net)—(6.0)%		(25,978,198)

Net Assets—100.0%		$434,138,077

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $32,248,976 and the collateral received consisted of cash in the amount of $25,262,593 and non-cash collateral with a value of $7,584,950. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $365,313,184. The aggregate unrealized appreciation and depreciation of investments were $97,043,053 and $(2,239,962), respectively, resulting in net unrealized appreciation of $94,803,091.

MIST-321

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$432,180,841	$—	$—	$432,180,841
Short-Term Investments
Mutual Fund	25,262,593	—	—	25,262,593
Repurchase Agreement	—	2,672,841	—	2,672,841
Total Short-Term Investments	25,262,593	2,672,841	—	27,935,434
Total Investments	$457,443,434	$2,672,841	$—	$460,116,275

Collateral for Securities Loaned (Liability)	$—	$(25,262,593)	$—	$(25,262,593)

*	See Schedule of Investments for additional detailed categorizations.

MIST-322

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—47.4% of Net Assets

Security Description	Principal Amount*	Value

Agriculture—0.7%
Alliance One International, Inc. 9.875%, 07/15/21 (a)	1,875,000	$1,429,687
MHP S.A. 8.250%, 04/02/20 (144A) (a)	1,800,000	1,579,860
Reynolds American, Inc. 4.450%, 06/12/25	2,000,000	2,200,484
Viterra, Inc. 5.950%, 08/01/20 (144A)	2,760,000	2,622,000

		7,832,031

Airlines—0.6%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	746,304	757,499
American Airlines Pass-Through Trust 3.600%, 09/22/27	1,625,000	1,673,750
4.400%, 09/22/23 (a)	975,000	957,328
Delta Air Lines Pass-Through Trust 4.950%, 05/23/19	378,521	398,394
Hawaiian Airlines Pass-Through Certificates 3.900%, 01/15/26	428,265	415,417
Latam Airlines Pass-Through Trust 4.200%, 11/15/27 (144A)	2,900,000	2,523,000
TAM Capital 3, Inc. 8.375%, 06/03/21 (144A)	460,000	368,575

		7,093,963

Auto Manufacturers—0.3%
General Motors Co. 6.600%, 04/01/36	2,690,000	2,960,046
Hyundai Capital Services, Inc. 3.500%, 09/13/17 (144A) (a)	660,000	675,263

		3,635,309

Auto Parts & Equipment—0.2%
Commercial Vehicle Group, Inc. 7.875%, 04/15/19	235,000	197,400
Meritor, Inc. 6.250%, 02/15/24	265,000	233,531
TI Group Automotive Systems LLC 8.750%, 07/15/23 (144A)	520,000	499,200
ZF North America Capital, Inc. 2.750%, 04/27/23 (EUR)	900,000	1,026,670

		1,956,801

Banks—7.4%
Alfa Bank AO Via Alfa Bond Issuance plc 7.500%, 09/26/19 (144A) (a)	2,150,000	2,236,000
8.625%, 04/26/16 (144A) (RUB)	41,800,000	621,142
Australia & New Zealand Banking Group, Ltd. 4.500%, 03/19/24 (144A) (a)	1,470,000	1,488,816
Banco de Credito del Peru 6.875%, 09/16/26 (144A) (b)	1,915,000	2,092,138
Banco Nacional de Costa Rica 4.875%, 11/01/18 (144A)	1,000,000	995,000

Banks—(Continued)
Bank of America Corp. 6.110%, 01/29/37	950,000	1,092,382
6.300%, 03/10/26 (b)	375,000	386,250
6.500%, 10/23/24 (a) (b)	3,575,000	3,690,115
Barclays plc 4.375%, 01/12/26	1,575,000	1,545,579
BBVA Bancomer S.A. 4.375%, 04/10/24 (144A) (a)	650,000	672,750
5.350%, 11/12/29 (144A) (b)	400,000	384,000
6.500%, 03/10/21 (144A)	4,110,000	4,490,175
BNP Paribas S.A. 4.375%, 09/28/25 (144A)	809,000	808,236
7.625%, 03/30/21 (144A) (a) (b)	2,850,000	2,865,675
BPCE S.A. 4.875%, 04/01/26 (144A)	2,000,000	1,983,594
Capital One Financial Corp. 5.550%, 06/01/20 (a) (b)	3,350,000	3,350,000
Citigroup, Inc. 5.900%, 02/15/23 (a) (b)	1,275,000	1,252,688
5.950%, 01/30/23 (a) (b)	3,016,000	2,905,726
Credit Agricole S.A. 6.625%, 09/23/19 (144A) (a) (b)	1,525,000	1,433,134
7.875%, 01/23/24 (144A) (b)	1,750,000	1,653,750
8.125%, 12/23/25 (144A) (b)	2,800,000	2,793,224
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	3,600,000	3,582,990
Goldman Sachs Group, Inc. (The) 5.200%, 12/17/19 (NZD)	2,480,000	1,790,053
ING Groep NV 6.500%, 04/16/25 (b)	4,326,000	3,963,697
Intesa Sanpaolo S.p.A. 6.500%, 02/24/21 (144A)	1,175,000	1,344,231
7.700%, 09/17/25 (144A) (b)	2,950,000	2,710,312
JPMorgan Chase & Co. 4.250%, 11/02/18 (NZD)	2,600,000	1,834,089
6.750%, 02/01/24 (a) (b)	2,839,000	3,117,222
Lloyds Banking Group plc 4.650%, 03/24/26 (a)	1,300,000	1,288,388
Macquarie Bank, Ltd. 4.875%, 06/10/25 (144A) (a)	2,100,000	2,106,640
Morgan Stanley 4.100%, 05/22/23	2,500,000	2,578,110
4.875%, 11/01/22	450,000	487,550
5.550%, 07/15/20 (b)	325,000	320,369
6.625%, 04/01/18	714,000	780,070
Nordea Bank AB 4.250%, 09/21/22 (144A) (a)	3,400,000	3,563,999
Oversea-Chinese Banking Corp., Ltd. 4.000%, 10/15/24 (144A) (a) (b)	800,000	830,672
PNC Financial Services Group, Inc. (The) 6.750%, 08/01/21 (b)	1,970,000	2,154,491
Royal Bank of Scotland Group plc 4.800%, 04/05/26	400,000	401,324
7.500%, 08/10/20 (b)	2,350,000	2,185,500
8.000%, 08/10/25 (b)	1,150,000	1,096,525

MIST-323

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Scotia Bank Peru DPR Finance Co. 3.384%, 03/15/17 (144A) (b)	210,526	$210,431
Scotiabank Peru S.A. 4.500%, 12/13/27 (144A) (a) (b)	1,900,000	1,866,750
Standard Chartered plc 3.950%, 01/11/23 (144A) (a)	2,425,000	2,328,415
Turkiye Is Bankasi A/S 5.375%, 10/06/21 (144A)	1,115,000	1,114,621
UBS AG 7.625%, 08/17/22	2,850,000	3,264,190
VTB Bank OJSC Via VTB Capital S.A. 6.950%, 10/17/22 (144A)	700,000	683,522

		84,344,535

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,254,000	1,461,555
Constellation Brands, Inc. 4.750%, 11/15/24 (a)	455,000	474,337

		1,935,892

Biotechnology—0.4%
Biogen, Inc. 3.625%, 09/15/22	1,350,000	1,427,890
4.050%, 09/15/25 (a)	1,625,000	1,736,607
Gilead Sciences, Inc. 4.600%, 09/01/35	1,800,000	1,953,554

		5,118,051

Building Materials—0.9%
Cemex Espana S.A. 9.875%, 04/30/19 (144A)	1,420,000	1,495,970
Cemex S.A.B. de C.V. 7.250%, 01/15/21 (144A) (a)	800,000	832,000
7.750%, 04/16/26 (144A) (a)	775,000	794,297
Desarrolladora Homex S.A.B. de C.V. 9.500%, 12/11/19 (144A) (c) (d)	855,000	4,275
9.750%, 03/25/20 (144A) (c) (d)	655,000	3,275
Holcim U.S. Finance Sarl & Cie SCS 6.000%, 12/30/19 (144A)	225,000	251,213
Masco Corp. 4.375%, 04/01/26	1,815,000	1,847,870
5.950%, 03/15/22	1,425,000	1,567,500
Owens Corning 4.200%, 12/01/24	1,100,000	1,098,579
Standard Industries, Inc. 5.125%, 02/15/21 (144A)	110,000	112,613
5.375%, 11/15/24 (144A)	1,640,000	1,664,600
Union Andina de Cementos SAA 5.875%, 10/30/21 (144A)	770,000	771,925

		10,444,117

Chemicals—1.2%
Agrium, Inc. 5.250%, 01/15/45	4,475,000	4,419,036

Chemicals—(Continued)
Blue Cube Spinco, Inc. 9.750%, 10/15/23 (144A)	225,000	257,062
10.000%, 10/15/25 (144A)	225,000	257,063
Eastman Chemical Co. 4.800%, 09/01/42	740,000	701,804
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments, Ltd. 5.125%, 12/12/17 (144A)	600,000	610,759
Hexion, Inc. 8.875%, 02/01/18	285,000	195,225
Hexion, Inc. / Hexion Nova Scotia Finance ULC 9.000%, 11/15/20	655,000	263,637
Ineos Finance plc 4.000%, 05/01/23 (144A) (EUR)	2,505,000	2,767,349
Methanex Corp. 4.250%, 12/01/24	1,225,000	1,022,929
NOVA Chemicals Corp. 5.000%, 05/01/25 (144A) (a)	645,000	627,262
Phosagro OAO via Phosagro Bond Funding, Ltd. 4.204%, 02/13/18 (144A)	900,000	901,125
Platform Specialty Products Corp. 6.500%, 02/01/22 (144A) (a)	625,000	526,172
PSPC Escrow Corp. 6.000%, 02/01/23 (144A) (EUR)	190,000	180,528
Rain CII Carbon LLC / CII Carbon Corp. 8.000%, 12/01/18 (144A)	1,275,000	1,058,250
Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp. 6.500%, 04/15/21 (144A)	360,000	354,600

		14,142,801

Commercial Services—1.0%
Amherst College 3.794%, 11/01/42	400,000	403,764
Board of Trustees of The Leland Stanford Junior University (The) 4.750%, 05/01/19	950,000	1,048,866
Massachusetts Institute of Technology 5.600%, 07/01/2111	800,000	1,020,389
President and Fellows of Harvard College 2.300%, 10/01/23	1,000,000	1,012,738
Red de Carreteras de Occidente SAPIB de C.V. 9.000%, 06/10/28 (144A) (MXN)	15,000,000	873,121
Rent-A-Center, Inc. 6.625%, 11/15/20 (a)	350,000	302,750
SFX Entertainment, Inc. 9.625%, 02/01/19 (144A) (c)	2,950,000	59,000
Tufts University 5.017%, 04/15/2112	2,700,000	3,023,328
University of Southern California 5.250%, 10/01/2111	550,000	655,686
Verisk Analytics, Inc. 5.500%, 06/15/45 (a)	1,571,000	1,535,261
William Marsh Rice University 4.626%, 05/15/63	900,000	1,019,102

		10,954,005

MIST-324

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—0.3%
Brocade Communications Systems, Inc. 4.625%, 01/15/23	550,000	$533,500
NCR Corp. 5.000%, 07/15/22	1,210,000	1,197,900
6.375%, 12/15/23	1,970,000	2,029,100

		3,760,500

Diversified Financial Services—3.2%
Ally Financial, Inc. 4.625%, 05/19/22	400,000	402,000
4.625%, 03/30/25 (a)	500,000	493,125
5.750%, 11/20/25	675,000	659,813
Blackstone Holdings Finance Co. LLC 6.250%, 08/15/42 (144A) (a)	2,915,000	3,512,764
Blue Danube II, Ltd. 4.562%, 05/23/16 (144A) (b)	1,250,000	1,249,625
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros 5.500%, 07/16/20 (144A) (a)	2,000,000	2,064,400
Cantor Fitzgerald L.P. 7.875%, 10/15/19 (144A)	2,345,000	2,596,044
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A)	3,370,000	3,663,321
Eden Re II, Ltd. Zero Coupon, 04/19/18 (144A)	13,000	97,500
Fly Leasing, Ltd. 6.750%, 12/15/20 (a)	770,000	755,562
Grain Spectrum Funding II LLC 3.290%, 10/10/19 (144A)	1,172,892	1,153,070
Guanay Finance, Ltd. 6.000%, 12/15/20 (144A)	1,435,465	1,388,812
ICBCIL Finance Co., Ltd. 2.288%, 11/13/18 (144A) (b)	2,525,000	2,529,957
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	3,750,000	3,832,065
Legg Mason, Inc. 4.750%, 03/15/26	1,675,000	1,698,339
5.625%, 01/15/44	1,150,000	1,128,992
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	1,400,000	1,543,151
6.250%, 01/14/21 (144A)	400,000	450,621
Mythen Re, Ltd. 9.033%, 01/05/17 (144A) (b)	1,200,000	1,221,600
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 06/01/22	835,000	720,188
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 4.875%, 04/15/45 (144A)	1,825,000	1,545,640
Sector Re V, Ltd. Zero Coupon, 12/01/19 (144A)	5,666	39,663
Zero Coupon, 03/01/20 (144A)	850,000	989,310
Zero Coupon, 12/01/20 (144A)	700,000	714,490
SUAM Finance B.V. 4.875%, 04/17/24 (144A) (a)	975,000	983,775

		35,433,827

Electric—2.8%
Consolidated Edison Co. of New York, Inc. 4.625%, 12/01/54	3,225,000	$3,509,835
Electricite de France S.A. 5.250%, 01/29/23 (144A) (b)	950,000	869,250
6.000%, 01/22/14 (144A)	4,000,000	4,093,144
Empresa Electrica Angamos S.A. 4.875%, 05/25/29 (144A)	1,670,000	1,547,636
Enel S.p.A. 8.750%, 09/24/73 (144A) (b)	2,090,000	2,325,125
FPL Energy American Wind LLC 6.639%, 06/20/23 (144A)	186,134	186,134
FPL Energy Wind Funding LLC 6.876%, 06/27/17 (144A)	71,586	68,007
Iberdrola International B.V. 6.750%, 07/15/36 (a)	2,125,000	2,654,401
Israel Electric Corp., Ltd. 5.000%, 11/12/24 (144A)	500,000	530,250
6.700%, 02/10/17 (144A)	770,000	799,057
7.250%, 01/15/19 (144A)	845,000	934,971
9.375%, 01/28/20 (144A)	410,000	499,454
Kiowa Power Partners LLC 5.737%, 03/30/21 (144A)	576,122	607,689
NRG Energy, Inc. 6.250%, 05/01/24 (a)	1,350,000	1,238,625
7.875%, 05/15/21	1,275,000	1,270,219
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	729,340	851,297
Public Service Co. of New Mexico 7.950%, 05/15/18	625,000	699,807
Southern California Edison Co. 6.250%, 02/01/22 (a) (b)	2,575,000	2,829,281
Star Energy Geothermal Wayang Windu, Ltd. 6.125%, 03/27/20 (144A) (a)	1,300,000	1,309,750
Talen Energy Supply LLC 4.625%, 07/15/19 (144A)	1,965,000	1,704,637
6.500%, 06/01/25 (a)	1,675,000	1,390,250
Terraform Global Operating LLC 9.750%, 08/15/22 (144A) (a)	1,085,000	813,750
West Penn Power Co. 5.950%, 12/15/17 (144A)	1,197,000	1,276,113

		32,008,682

Electrical Components & Equipment—0.2%
Belden, Inc. 5.500%, 04/15/23 (144A) (EUR)	2,025,000	2,298,717
Legrand France S.A. 8.500%, 02/15/25	20,000	26,990

		2,325,707

Electronics—0.2%
Flextronics International, Ltd. 4.625%, 02/15/20	780,000	814,562
5.000%, 02/15/23	1,300,000	1,312,675

		2,127,237

MIST-325

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Energy-Alternate Sources—0.2%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	266,455	$295,535
ContourGlobal Power Holdings S.A. 7.125%, 06/01/19 (144A)	1,165,000	1,131,506
TerraForm Power Operating LLC 5.875%, 02/01/23 (144A)	760,000	615,600

		2,042,641

Engineering & Construction—0.0%
Abengoa Finance S.A.U. 8.875%, 11/01/17 (144A)	500,000	45,000
Empresas ICA S.A.B. de C.V. 8.900%, 02/04/21 (144A) (c)	650,000	110,500

		155,500

Entertainment—0.3%
International Game Technology plc 6.500%, 02/15/25 (144A)	1,237,000	1,224,630
Mashantucket Western Pequot Tribe 6.500%, 07/01/36 (e) (f)	23,326	117
Scientific Games International, Inc. 10.000%, 12/01/22	2,600,000	2,106,000

		3,330,747

Food—1.6%
BRF S.A. 3.950%, 05/22/23 (144A) (a)	600,000	561,000
CFG Investment SAC 9.750%, 07/30/19 (144A) (c)	995,000	646,750
Darling Global Finance B.V. 4.750%, 05/30/22 (144A) (EUR)	395,000	449,471
Dole Food Co., Inc. 7.250%, 05/01/19 (144A)	1,720,000	1,711,400
Grupo Bimbo S.A.B. de C.V. 3.875%, 06/27/24 (144A)	2,825,000	2,838,509
JBS Investments GmbH 7.750%, 10/28/20 (144A)	1,390,000	1,376,100
JBS USA LLC / JBS USA Finance, Inc. 5.750%, 06/15/25 (144A)	795,000	695,625
Marfrig Holdings Europe B.V. 6.875%, 06/24/19 (144A)	2,885,000	2,744,356
8.375%, 05/09/18 (144A)	1,200,000	1,206,000
Marfrig Overseas, Ltd. 9.500%, 05/04/20 (144A)	825,000	833,250
Minerva Luxembourg S.A. 7.750%, 01/31/23 (144A) (a)	2,200,000	2,219,250
12.250%, 02/10/22 (144A)	800,000	832,000
Post Holdings, Inc. 6.750%, 12/01/21 (144A)	1,235,000	1,301,381
7.750%, 03/15/24 (144A)	650,000	713,375

		18,128,467

Forest Products & Paper—0.4%
International Paper Co. 3.800%, 01/15/26	500,000	509,848
6.000%, 11/15/41	1,800,000	1,954,969

Forest Products & Paper—(Continued)
Resolute Forest Products, Inc. 5.875%, 05/15/23	1,880,000	$1,269,000
Sappi Papier Holding GmbH 4.000%, 04/01/23 (144A) (EUR)	730,000	822,776

		4,556,593

Gas—0.2%
Nakilat, Inc. 6.067%, 12/31/33 (144A)	520,000	585,000
6.267%, 12/31/33 (144A)	1,200,093	1,338,103

		1,923,103

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc. 5.750%, 12/15/53 (a) (b)	1,525,000	1,601,250

Healthcare-Products—0.1%
Universal Hospital Services, Inc. 7.625%, 08/15/20	1,675,000	1,549,375

Healthcare-Services—0.7%
Centene Escrow Corp. 5.625%, 02/15/21 (144A)	1,075,000	1,120,688
6.125%, 02/15/24 (144A)	700,000	736,750
CHS/Community Health Systems, Inc. 6.875%, 02/01/22 (a)	900,000	812,250
HCA, Inc. 6.500%, 02/15/20	350,000	384,125
7.690%, 06/15/25	50,000	53,750
8.360%, 04/15/24	50,000	55,750
Kindred Healthcare, Inc. 6.375%, 04/15/22 (a)	890,000	802,113
MEDNAX, Inc. 5.250%, 12/01/23 (144A)	750,000	780,000
Molina Healthcare, Inc. 5.375%, 11/15/22 (144A)	1,555,000	1,597,762
NYU Hospitals Center 4.428%, 07/01/42	1,800,000	1,823,848

		8,167,036

Holding Companies-Diversified—0.2%
Argos Merger Sub, Inc. 7.125%, 03/15/23 (144A) (a)	2,176,000	2,313,088

Home Builders—0.6%
DR Horton, Inc. 5.750%, 08/15/23	1,375,000	1,485,000
KB Home 7.000%, 12/15/21 (a)	1,800,000	1,800,000
Meritage Homes Corp. 7.000%, 04/01/22	2,500,000	2,662,500
Toll Brothers Finance Corp. 4.875%, 11/15/25	575,000	569,250

		6,516,750

MIST-326

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—0.2%
Controladora Mabe S.A. de C.V. 7.875%, 10/28/19 (144A)	2,121,000	$2,303,406

Housewares—0.0%
American Greetings Corp. 7.375%, 12/01/21	75,000	76,687

Insurance—3.7%
Alamo Re, Ltd. 6.098%, 06/07/18 (144A) (b)	400,000	408,440
Arlington Segregated Account (Kane SAC, Ltd.) Zero Coupon, 08/31/16 (f)	300,000	337,140
AXA S.A. 8.600%, 12/15/30	1,320,000	1,735,800
Brown & Brown, Inc. 4.200%, 09/15/24 (a)	3,000,000	3,020,274
Caelus Re IV, Ltd. 5.724%, 03/06/20 (144A) (b)	500,000	501,650
Caelus Re, Ltd. 7.048%, 04/07/17 (144A) (b)	1,050,000	1,063,230
Carnoustie Segregated Account (Kane SAC, Ltd.) Zero Coupon, 02/19/16 (f)	1,200,000	24,480
Clarendon Segregated Account (Kane SAC, Ltd.) Zero Coupon, 06/15/16 (f)	400,000	399,920
Delphi Financial Group, Inc. 7.875%, 01/31/20	2,190,000	2,571,669
Golden State RE II, Ltd. 2.398%, 01/08/19 (144A) (b)	1,000,000	984,400
Gullane Segregated Account (Kane SAC, Ltd.) Zero Coupon, 04/29/16 (f)	1,900,000	51,300
Hanover Insurance Group, Inc. (The) 6.375%, 06/15/21	1,400,000	1,599,311
Ibis Re II, Ltd. 4.198%, 06/28/16 (144A) (b)	750,000	750,900
4.698%, 06/28/16 (144A) (b)	250,000	250,600
Kilimanjaro Re, Ltd. 4.698%, 04/30/18 (144A) (b)	250,000	248,350
4.948%, 04/30/18 (144A) (b)	1,900,000	1,895,060
9.448%, 12/06/19 (144A) (b)	500,000	504,400
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A)	2,600,000	3,253,128
Loma Reinsurance, Ltd. 9.568%, 01/08/18 (144A) (b)	300,000	306,270
Longpoint Re, Ltd. III 3.750%, 05/23/18 (144A) (b)	1,300,000	1,311,570
4.398%, 05/18/16 (144A) (b)	2,075,000	2,074,170
LRE 2015 Segregated Account (Prime Bermuda) Zero Coupon, 03/30/18 (f)	750,000	882,000
Merna Re V, Ltd. 2.198%, 04/07/17 (144A) (b)	1,000,000	995,600
OneBeacon U.S. Holdings, Inc. 4.600%, 11/09/22	429,000	433,729
Pangaea Re Segregated Account (Kane SAC, Ltd.) Zero Coupon, 02/01/19 (f)	1,200,000	35,880

Insurance—(Continued)
PennUnion Re, Ltd. 4.698%, 12/07/18 (144A) (b)	1,000,000	$1,000,800
Prudential Financial, Inc. 5.625%, 06/15/43 (b)	550,000	560,175
5.875%, 09/15/42 (b)	1,200,000	1,254,000
8.875%, 06/15/38 (b)	915,000	1,004,213
Queen Street VII Re, Ltd. 8.798%, 04/08/16 (144A) (b)	950,000	947,720
Queen Street XI Re Dac 6.333%, 06/07/19 (144A) (b)	500,000	501,250
Residential Reinsurance 2012, Ltd. 8.198%, 06/06/16 (144A) (b)	950,000	954,085
10.198%, 06/06/16 (144A) (b)	800,000	807,440
Residential Reinsurance 2013, Ltd. 9.448%, 06/06/17 (144A) (b)	350,000	361,445
Residential Reinsurance 2015, Ltd. 7.448%, 12/06/19 (144A) (b)	250,000	247,250
Sanders Re, Ltd. 3.698%, 05/05/17 (144A) (b)	250,000	248,000
4.038%, 06/07/17 (144A) (b)	750,000	750,750
4.198%, 05/05/17 (144A) (b)	1,500,000	1,495,500
Silverton Re, Ltd. Zero Coupon, 09/17/18 (144A)	850,000	873,970
St. Andrews Segregated Account (Kane SAC, Ltd.) Zero Coupon, 01/22/16 (f)	1,200,000	51,240
Tar Heel Re, Ltd. 8.698%, 05/09/16 (144A) (b)	2,650,000	2,664,787
Tokio Tralee 2015 Re Zero Coupon, 07/15/17 (JPY)	90,479,517	802,413
Vitality Re IV, Ltd. 2.948%, 01/09/17 (144A) (b)	400,000	401,040
Vitality Re V, Ltd. 1.948%, 01/07/19 (144A) (b)	250,000	246,925
Voya Financial, Inc. 5.650%, 05/15/53 (b)	875,000	813,750
Wilton Re Finance LLC 5.875%, 03/30/33 (144A) (b)	1,050,000	1,140,225

		42,766,249

Internet—0.4%
Expedia, Inc. 4.500%, 08/15/24 (a)	2,400,000	2,416,039
5.950%, 08/15/20	675,000	752,748
Priceline Group, Inc. (The) 1.800%, 03/03/27 (EUR)	975,000	1,030,924

		4,199,711

Investment Company Security—0.1%
Gruposura Finance S.A. 5.700%, 05/18/21 (144A)	915,000	946,567

MIST-327

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—0.3%
Allegheny Technologies, Inc. 9.375%, 06/01/19	1,135,000	$1,078,250
Metalloinvest Finance, Ltd. 5.625%, 04/17/20 (144A) (a)	600,000	594,262
Samarco Mineracao S.A. 4.125%, 11/01/22 (144A) (a)	1,275,000	761,812
Steel Dynamics, Inc. 5.125%, 10/01/21	585,000	590,850
Worthington Industries, Inc. 4.550%, 04/15/26	710,000	708,617

		3,733,791

Leisure Time—0.2%
Cirsa Funding Luxembourg S.A. 5.875%, 05/15/23 (EUR)	975,000	1,080,884
NCL Corp., Ltd. 4.625%, 11/15/20 (144A)	1,090,000	1,095,450
5.250%, 11/15/19 (144A)	700,000	714,000

		2,890,334

Lodging—0.1%
MGM Resorts International 6.000%, 03/15/23 (a)	1,060,000	1,097,100

Machinery-Construction & Mining—0.0%
Ormat Funding Corp. 8.250%, 12/30/20	572,856	567,128

Machinery-Diversified—0.4%
Cleaver-Brooks, Inc. 8.750%, 12/15/19 (144A)	2,050,000	1,937,250
Cummins, Inc. 5.650%, 03/01/98	2,375,000	2,528,197

		4,465,447

Media—0.6%
Altice Financing S.A. 6.500%, 01/15/22 (144A) (a)	1,250,000	1,271,875
CCO Safari LLC 6.384%, 10/23/35 (144A)	2,860,000	3,157,323
Numericable-SFR SAS 6.000%, 05/15/22 (144A)	975,000	950,625
Time Warner Cable, Inc. 6.550%, 05/01/37	1,000,000	1,095,837

		6,475,660

Metal Fabricate/Hardware—0.2%
Elementia S.A.B. de C.V. 5.500%, 01/15/25 (144A)	1,530,000	1,508,962
Valmont Industries, Inc. 6.625%, 04/20/20	314,000	352,512

		1,861,474

Mining—0.8%
Ausdrill Finance Pty, Ltd. 6.875%, 11/01/19 (144A)	810,000	$627,750
Fresnillo plc 5.500%, 11/13/23 (144A) (a)	1,275,000	1,308,469
Glencore Funding LLC 4.125%, 05/30/23 (144A)	875,000	715,313
Gold Fields Orogen Holdings BVI, Ltd. 4.875%, 10/07/20 (144A)	3,310,000	2,979,000
MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 5.550%, 10/28/20 (144A)	1,400,000	1,431,500
6.625%, 10/14/22 (144A)	700,000	731,080
Vedanta Resources plc 6.000%, 01/31/19 (144A)	1,150,000	777,687
9.500%, 07/18/18 (144A)	725,000	590,969

		9,161,768

Multi-National—1.2%
Africa Finance Corp. 4.375%, 04/29/20 (144A)	1,950,000	1,981,688
Inter-American Development Bank 6.000%, 09/05/17 (INR)	37,550,000	562,032
International Bank for Reconstruction & Development 3.500%, 01/22/21 (NZD)	1,855,000	1,309,697
4.625%, 10/06/21 (NZD)	1,930,000	1,436,635
5.750%, 10/21/19 (AUD)	1,600,000	1,361,467
International Finance Corp. 6.300%, 11/25/24 (INR)	47,580,000	700,460
7.750%, 12/03/16 (INR)	189,120,000	2,866,082
8.250%, 06/10/21 (INR)	190,030,000	3,044,291

		13,262,352

Municipal—0.2%
Brazil Minas SPE via State of Minas Gerais 5.333%, 02/15/28 (144A)	3,000,000	2,557,500

Oil & Gas—2.2%
Antero Resources Corp. 5.375%, 11/01/21	1,465,000	1,355,125
Bonanza Creek Energy, Inc. 5.750%, 02/01/23	345,000	91,425
Calumet Specialty Products Partners L.P. / Calumet Finance Corp. 6.500%, 04/15/21	1,073,000	761,830
Carrizo Oil & Gas, Inc. 7.500%, 09/15/20 (a)	830,000	773,975
Denbury Resources, Inc. 4.625%, 07/15/23	1,845,000	770,288
5.500%, 05/01/22	775,000	348,750
Dolphin Energy, Ltd. 5.500%, 12/15/21 (144A)	470,000	524,638
Ensco plc 4.500%, 10/01/24 (a)	2,377,000	1,319,235

MIST-328

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Gazprom OAO Via Gaz Capital S.A. 4.950%, 07/19/22 (144A)	200,000	$195,157
8.146%, 04/11/18 (144A)	190,000	205,844
Hilcorp Energy I L.P. / Hilcorp Finance Co. 5.750%, 10/01/25 (144A)	1,505,000	1,294,300
KazMunayGas National Co. JSC 4.400%, 04/30/23 (144A)	600,000	547,296
Newfield Exploration Co. 5.625%, 07/01/24	1,625,000	1,523,437
Noble Energy, Inc. 5.625%, 05/01/21	391,000	392,955
Novatek OAO via Novatek Finance, Ltd. 4.422%, 12/13/22 (144A)	1,230,000	1,134,921
Pacific Exploration and Production Corp. 5.375%, 01/26/19 (144A)	710,000	120,700
PDC Energy, Inc. 7.750%, 10/15/22	1,745,000	1,740,637
Petrobras Global Finance B.V. 3.000%, 01/15/19 (a)	2,375,000	2,041,132
Petroleos Mexicanos 7.190%, 09/12/24 (144A) (MXN)	2,715,000	136,180
Pride International, Inc. 6.875%, 08/15/20 (a)	173,000	126,290
Rosneft Finance S.A. 6.625%, 03/20/17 (144A)	375,000	385,421
7.500%, 07/18/16 (144A)	1,090,000	1,104,022
Rowan Cos., Inc. 4.750%, 01/15/24 (a)	3,125,000	2,145,709
5.850%, 01/15/44	1,305,000	760,638
SM Energy Co. 5.000%, 01/15/24 (a)	210,000	145,360
Swift Energy Co. 7.875%, 03/01/22 (c) (f)	1,130,000	56,500
Tesoro Corp. 5.375%, 10/01/22 (a)	1,630,000	1,609,625
Valero Energy Corp. 9.375%, 03/15/19	1,230,000	1,466,686
Whiting Petroleum Corp. 6.250%, 04/01/23 (a)	895,000	601,888
WPX Energy, Inc. 7.500%, 08/01/20 (a)	1,675,000	1,306,500
YPF S.A. 8.500%, 03/23/21 (144A)	540,000	540,675

		25,527,139

Oil & Gas Services—0.4%
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.750%, 02/01/22	1,453,000	1,118,810
Weatherford International, Ltd. 5.950%, 04/15/42 (a)	3,575,000	2,484,625
9.625%, 03/01/19 (a)	1,209,000	1,205,977

		4,809,412

Packaging & Containers—0.6%
AEP Industries, Inc. 8.250%, 04/15/19	290,000	$294,350
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.750%, 01/31/21 (144A)	300,000	290,250
7.000%, 11/15/20 (144A)	211,765	201,706
9.125%, 10/15/20 (144A)	2,325,000	2,406,375
9.250%, 10/15/20 (144A) (EUR)	400,000	474,659
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A) (a)	355,000	369,866
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 8.500%, 05/15/18	1,990,000	1,990,000
9.875%, 08/15/19	705,000	730,115

		6,757,321

Pharmaceuticals—0.6%
DPx Holdings B.V. 7.500%, 02/01/22 (144A) (a)	1,200,000	1,194,000
Endo Finance LLC 5.750%, 01/15/22 (144A) (a)	1,000,000	947,500
Endo Finance LLC / Endo Finco, Inc. 5.875%, 01/15/23 (144A)	1,030,000	981,075
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.000%, 02/01/25 (144A) (a)	495,000	464,063
Valeant Pharmaceuticals International, Inc. 4.500%, 05/15/23 (EUR)	980,000	819,629
5.875%, 05/15/23 (144A)	675,000	529,031
Vizient, Inc. 10.375%, 03/01/24 (144A) (a)	1,780,000	1,909,050

		6,844,348

Pipelines—4.4%
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/22 (144A) (a)	1,875,000	1,560,937
Boardwalk Pipelines L.P. 4.950%, 12/15/24	2,450,000	2,240,562
Buckeye Partners L.P. 6.050%, 01/15/18	505,000	532,616
DCP Midstream LLC 5.850%, 05/21/43 (144A) (b)	1,321,000	680,315
9.750%, 03/15/19 (144A)	1,267,000	1,211,541
DCP Midstream Operating L.P. 5.600%, 04/01/44	650,000	478,371
Enbridge Energy Partners L.P. 7.375%, 10/15/45 (a)	3,400,000	3,436,353
EnLink Midstream Partners L.P. 4.400%, 04/01/24	1,869,000	1,501,035
Enterprise Products Operating LLC 3.700%, 02/15/26 (a)	1,072,000	1,051,453
3.750%, 02/15/25 (a)	2,100,000	2,096,167
3.900%, 02/15/24 (a)	225,000	227,423
8.375%, 08/01/66 (b)	1,059,000	836,610

MIST-329

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Genesis Energy L.P. / Genesis Energy Finance Corp. 6.750%, 08/01/22	2,750,000	$2,543,750
Kinder Morgan, Inc. 5.050%, 02/15/46 (a)	3,125,000	2,659,278
5.550%, 06/01/45	4,130,000	3,670,447
Magellan Midstream Partners L.P. 5.000%, 03/01/26	1,175,000	1,270,680
MPLX L.P. 4.875%, 12/01/24 (144A)	3,090,000	2,852,802
ONEOK, Inc. 6.875%, 09/30/28	1,850,000	1,563,250
Plains All American Pipeline L.P. / PAA Finance Corp. 4.650%, 10/15/25 (a)	2,050,000	1,895,262
6.125%, 01/15/17	1,467,000	1,515,220
Questar Pipeline Co. 5.830%, 02/01/18	1,441,000	1,543,583
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	2,150,000	2,066,687
5.625%, 03/01/25	600,000	572,250
Spectra Energy Capital LLC 6.200%, 04/15/18	1,109,000	1,164,193
6.750%, 07/15/18	600,000	639,018
Sunoco Logistics Partners Operations L.P. 6.100%, 02/15/42	1,700,000	1,493,919
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.125%, 11/15/19 (a)	1,115,000	1,052,984
5.000%, 01/15/18 (a)	1,400,000	1,396,500
Williams Cos., Inc. (The) 5.750%, 06/24/44	5,525,000	3,674,125
7.500%, 01/15/31	1,450,000	1,178,125
7.750%, 06/15/31	1,549,000	1,281,798

		49,887,254

Real Estate Investment Trusts—1.5%
Alexandria Real Estate Equities, Inc. 2.750%, 01/15/20	1,575,000	1,572,113
3.900%, 06/15/23	811,000	820,471
4.600%, 04/01/22	575,000	619,714
Communications Sales & Leasing, Inc. / CSL Capital LLC 6.000%, 04/15/23 (144A) (a)	1,300,000	1,264,250
DCT Industrial Operating Partnership L.P. 4.500%, 10/15/23	1,250,000	1,281,779
Equinix, Inc. 5.375%, 01/01/22	900,000	937,125
5.750%, 01/01/25 (a)	1,100,000	1,155,000
5.875%, 01/15/26 (a)	445,000	469,253
Healthcare Realty Trust, Inc. 5.750%, 01/15/21	630,000	700,292
Highwoods Realty L.P. 3.625%, 01/15/23 (a)	1,525,000	1,520,584
Piedmont Operating Partnership L.P. 3.400%, 06/01/23	1,880,000	1,817,734

Real Estate Investment Trusts—(Continued)
UDR, Inc. 4.000%, 10/01/25	2,725,000	$2,830,542
Welltower, Inc. 4.250%, 04/01/26	2,325,000	2,356,076

		17,344,933

Retail—0.5%
CVS Pass-Through Trust 5.773%, 01/10/33 (144A) (a)	811,000	878,569
DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.000%, 06/01/21 (144A)	695,000	601,175
Outerwall, Inc. 6.000%, 03/15/19 (a)	965,000	820,250
QVC, Inc. 4.450%, 02/15/25	3,250,000	3,141,759

		5,441,753

Semiconductors—0.7%
Advanced Micro Devices, Inc. 7.000%, 07/01/24	700,000	458,500
Intel Corp. 4.900%, 07/29/45	4,375,000	4,906,864
Micron Technology, Inc. 5.250%, 08/01/23 (144A)	2,485,000	2,031,488
5.875%, 02/15/22	525,000	454,125

		7,850,977

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	440,000	460,350

Software—0.1%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	1,100,000	1,156,375
Nuance Communications, Inc. 1.000%, 12/15/35 (144A)	219,000	201,617

		1,357,992

Telecommunications—3.5%
AT&T, Inc. 3.950%, 01/15/25 (a)	4,723,000	4,908,765
4.750%, 05/15/46	1,250,000	1,219,321
CenturyLink, Inc. 6.450%, 06/15/21	1,175,000	1,190,416
7.600%, 09/15/39 (a)	700,000	575,750
CommScope Technologies Finance LLC 6.000%, 06/15/25 (144A) (a)	1,075,000	1,085,078
Crown Castle Towers LLC 4.883%, 08/15/20 (144A)	1,600,000	1,713,666
6.113%, 01/15/20 (144A)	785,000	866,119
Digicel Group, Ltd. 8.250%, 09/30/20 (144A)	835,000	716,013
Digicel, Ltd. 6.000%, 04/15/21 (144A) (a)	1,805,000	1,615,475

MIST-330

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
DigitalGlobe, Inc. 5.250%, 02/01/21 (144A)	1,588,000	$1,445,080
Frontier Communications Corp. 7.125%, 01/15/23	277,000	245,145
8.500%, 04/15/20	1,498,000	1,549,531
8.750%, 04/15/22	2,550,000	2,486,250
8.875%, 09/15/20 (144A)	50,000	51,938
10.500%, 09/15/22 (144A)	50,000	51,250
GTP Acquisition Partners I LLC 2.350%, 06/15/20 (144A)	2,000,000	1,968,040
GTP Cellular Sites LLC 3.721%, 03/15/17 (144A)	568,374	569,164
Level 3 Financing, Inc. 5.375%, 01/15/24 (144A)	835,000	845,437
Sprint Corp. 7.250%, 09/15/21	1,850,000	1,412,937
T-Mobile USA, Inc. 6.542%, 04/28/20	900,000	929,250
6.625%, 11/15/20	875,000	903,437
Unison Ground Lease Funding LLC 2.981%, 03/15/20 (144A)	1,100,000	1,110,650
Verizon Communications, Inc. 5.012%, 08/21/54	1,652,000	1,657,334
6.550%, 09/15/43	4,599,000	6,057,927
VimpelCom Holdings B.V. 7.504%, 03/01/22 (144A)	2,500,000	2,634,375
9.000%, 02/13/18 (144A) (RUB)	34,300,000	491,840
Windstream Services LLC 6.375%, 08/01/23 (a)	265,000	194,113
7.750%, 10/15/20 (a)	1,615,000	1,388,900

		39,883,201

Transportation—0.3%
Far East Capital, Ltd. S.A. 8.000%, 05/02/18	400,000	209,500
Golar LNG Partners L.P. 6.310%, 10/12/17 (NOK) (b)	6,000,000	708,787
Inversiones Alsacia S.A. 8.000%, 12/31/18 (144A)	1,389,035	83,342
Jack Cooper Holdings Corp. 10.250%, 06/01/20 (144A)	985,000	694,425
Pelabuhan Indonesia II PT 4.250%, 05/05/25 (144A)	1,935,000	1,851,873

		3,547,927

Trucking & Leasing—0.2%
GATX Corp. 6.000%, 02/15/18	1,896,000	2,016,347
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.375%, 02/01/22 (144A)	508,000	504,368

		2,520,715

Total Corporate Bonds & Notes (Cost $559,266,898)		541,996,504

U.S. Treasury & Government Agencies—17.1%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—14.3%
Fannie Mae 15 Yr. Pool 2.500%, 07/01/30	2,568,624	$2,643,669
4.000%, 07/01/18	61,967	64,519
4.000%, 08/01/18	75,165	78,261
4.000%, 03/01/19	84,658	88,144
5.000%, 02/01/20	40,086	41,548
5.000%, 10/01/20	196,814	206,303
5.000%, 12/01/21	23,718	25,431
5.000%, 02/01/22	7,557	8,103
5.000%, 06/01/22	21,591	23,193
5.000%, 09/01/22	192,332	198,567
5.000%, 07/01/23	144,437	155,178
Fannie Mae 30 Yr. Pool 3.500%, 11/01/40	2,539,790	2,668,500
3.500%, 08/01/42	10,260,354	10,779,025
3.500%, 12/01/42	909,857	960,672
3.500%, 07/01/45	1,485,859	1,558,615
3.500%, 08/01/45	909,485	954,019
3.500%, 09/01/45	2,242,614	2,352,424
3.500%, 02/01/46	1,371,465	1,438,619
4.000%, 12/01/40	948,019	1,033,084
4.000%, 07/01/41	893,687	960,461
4.000%, 12/01/41	517,099	552,456
4.000%, 01/01/42	2,181,945	2,341,273
4.000%, 04/01/42	2,261,377	2,425,958
4.000%, 06/01/42	842,579	903,354
4.000%, 07/01/42	3,343,695	3,612,635
4.000%, 08/01/42	3,010,297	3,234,528
4.000%, 12/01/42	116,567	124,827
4.000%, 05/01/44	1,926,943	2,058,696
4.000%, 08/01/44	505,887	540,477
4.000%, 09/01/44	57,511	61,609
4.000%, 10/01/44	133,206	142,314
4.000%, 11/01/44	5,159,074	5,513,013
4.000%, 12/01/44	267,075	285,336
4.000%, 01/01/45	85,424	91,265
4.000%, 02/01/45	58,749	63,032
4.000%, 11/01/45	1,629,031	1,745,798
4.500%, 03/01/35	42,560	46,524
4.500%, 07/01/35	105,398	114,967
4.500%, 05/01/39	2,526,476	2,785,715
4.500%, 08/01/40	7,556,398	8,247,479
4.500%, 11/01/40	3,876,125	4,229,674
4.500%, 12/01/40	635,773	695,056
4.500%, 05/01/41	5,070,088	5,534,080
4.500%, 07/01/41	2,889,964	3,156,963
4.500%, 11/01/41	359,873	392,855
4.500%, 12/01/41	80,769	88,221
4.500%, 11/01/43	4,769,295	5,212,436
4.500%, 08/01/44	1,410,160	1,539,860
5.000%, 01/01/38	3,479,511	3,852,877
5.000%, 01/01/39	518,573	573,171
5.000%, 06/01/40	271,702	301,183
5.000%, 07/01/40	206,063	228,389
6.000%, 03/01/32	539	622
6.000%, 07/01/37	35,526	40,577

MIST-331

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 07/01/38	336,697	$384,318
6.500%, 10/01/31	581	664
6.500%, 02/01/32	417	477
6.500%, 12/01/36	1,789	2,148
6.500%, 03/01/37	51,338	58,715
6.500%, 10/01/37	33,948	40,073
7.000%, 09/01/29	218	245
7.500%, 01/01/30	605	751
7.500%, 10/01/30	94	108
Fannie Mae REMICS (CMO) 3.500%, 01/25/29 (g)	177,906	6,914
4.500%, 06/25/29	404,290	435,135
Freddie Mac 15 Yr. Gold Pool 2.500%, 01/01/30	170,268	175,336
2.500%, 04/01/30	97,716	100,628
3.500%, 11/01/28	1,429,435	1,526,420
4.500%, 11/01/18	38,190	39,530
5.000%, 12/01/21	74,043	79,183
5.500%, 10/01/16	232	232
6.000%, 06/01/17	3,313	3,378
Freddie Mac 30 Yr. Gold Pool 3.000%, 11/01/42	2,801,154	2,877,064
3.500%, 10/01/40	576,836	604,686
3.500%, 08/01/43	3,090,926	3,238,045
3.500%, 10/01/44	1,260,475	1,320,471
3.500%, 03/01/45	1,845,700	1,933,550
3.500%, 07/01/45	93,593	98,550
3.500%, 10/01/45	3,435,181	3,598,686
4.000%, 01/01/44	2,541,013	2,713,798
4.000%, 02/01/44	421,886	453,057
4.000%, 07/01/44	5,412,187	5,794,614
4.500%, 04/01/41	1,618,869	1,767,552
5.000%, 05/01/34	307,373	339,285
5.000%, 06/01/35	33,939	37,254
5.000%, 05/01/37	245,121	270,289
5.000%, 09/01/38	43,439	47,681
5.000%, 10/01/38	105,296	115,605
5.000%, 11/01/39	925,750	1,021,645
5.000%, 12/01/39	237,809	266,953
5.500%, 06/01/41	678,020	757,903
6.000%, 06/01/35	24,252	27,447
6.000%, 12/01/36	24,355	27,873
Ginnie Mae I 15 Yr. Pool 5.000%, 10/15/18	47,059	49,339
5.500%, 08/15/19	18,280	18,927
5.500%, 10/15/19	89,848	94,038
6.000%, 05/15/17	125	125
6.000%, 06/15/17	407	411
6.000%, 08/15/19	4,451	4,612
Ginnie Mae I 30 Yr. Pool 3.500%, 07/15/42	3,310,551	3,495,261
3.500%, TBA (h)	9,115,000	9,617,749
4.000%, 06/15/39	11,392	12,181
4.000%, 09/15/39	627,312	670,750
4.000%, 06/15/40	52,581	56,367

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.000%, 12/15/40	70,682	75,630
4.000%, 02/15/41	582,924	633,610
4.000%, 06/15/41	13,382	14,382
4.000%, 07/15/41	372,573	399,472
4.000%, 01/15/42	12,891	13,791
4.000%, 02/15/42	11,588	12,426
4.000%, 04/15/42	5,761	6,161
4.000%, 08/15/43	29,078	31,088
4.000%, 03/15/44	1,657,301	1,771,869
4.000%, 05/15/44	215,933	230,860
4.000%, 08/15/44	465,498	497,678
4.000%, 09/15/44	2,086,767	2,231,023
4.000%, 11/15/44	1,977,183	2,115,335
4.000%, 12/15/44	867,367	928,534
4.000%, 01/15/45	2,993,320	3,200,245
4.000%, 02/15/45	842,313	901,303
4.000%, 06/15/45	628,754	672,388
4.000%, 07/15/45	296,420	317,637
4.000%, 08/15/45	271,893	291,398
4.500%, 09/15/33	111,394	122,933
4.500%, 05/15/34	249,460	273,476
4.500%, 12/15/34	43,267	47,054
4.500%, 04/15/35	183,466	199,812
4.500%, 10/15/35	74,335	81,108
4.500%, 04/15/39	1,620,285	1,767,901
4.500%, 01/15/40	2,430,762	2,671,821
4.500%, 09/15/40	326,818	358,117
4.500%, 07/15/41	467,646	510,239
4.500%, 08/15/41	470,714	513,280
5.000%, 05/15/34	847,836	951,227
5.000%, 04/15/35	13,491	15,210
5.500%, 01/15/34	70,840	81,180
5.500%, 04/15/34	23,933	27,418
5.500%, 07/15/34	124,825	142,842
5.500%, 10/15/34	112,482	128,323
5.500%, 06/15/35	39,069	43,825
5.500%, 11/15/35	38,306	42,874
5.750%, 10/15/38	101,561	114,958
6.000%, 02/15/24	888	1,003
6.000%, 11/15/28	588	663
6.000%, 02/15/33	2,218	2,562
6.000%, 03/15/33	9,176	10,556
6.000%, 06/15/33	6,184	7,136
6.000%, 07/15/33	8,793	10,204
6.000%, 09/15/33	9,463	10,724
6.000%, 10/15/33	3,895	4,501
6.000%, 08/15/34	40,367	46,069
6.500%, 03/15/29	3,835	4,390
6.500%, 02/15/32	1,343	1,610
6.500%, 03/15/32	1,337	1,559
6.500%, 11/15/32	4,782	5,589
7.000%, 03/15/31	327	370
Ginnie Mae II 30 Yr. Pool 3.500%, 03/20/45	474,045	501,781
3.500%, 04/20/45	1,329,186	1,408,763

MIST-332

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 08/20/45	2,219,320	$2,348,471
3.500%, 03/20/46	550,000	585,078
4.000%, 10/20/44	1,652,151	1,766,635
4.500%, 09/20/41	553,823	602,796
5.000%, 08/20/34	89,661	98,888
5.500%, 03/20/34	11,017	12,729
6.000%, 05/20/32	15,276	17,794
6.000%, 11/20/33	18,050	20,793
Government National Mortgage Association (CMO) 3.000%, 04/20/41	972,502	1,011,383
4.500%, 09/20/39	1,665,772	1,815,981

		163,898,034

U.S. Treasury—2.8%
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/45 (i)	21,287,806	20,595,676
1.000%, 02/15/46 (i)	10,923,143	11,392,215

		31,987,891

Total U.S. Treasury & Government Agencies (Cost $191,533,643)		195,885,925

Mortgage-Backed Securities—8.7%

Collateralized Mortgage Obligations—6.6%
Alternative Loan Trust 1.073%, 07/25/35 (b)	1,300,000	1,189,039
Banc of America Alternative Loan Trust 5.750%, 04/25/33	466,713	476,224
Banc of America Mortgage Trust 5.750%, 01/25/35	410,969	416,853
Bear Stearns Adjustable Rate Mortgage Trust 3.171%, 02/25/35 (b)	164,390	161,478
Bear Stearns ALT-A Trust 1.183%, 01/25/35 (b)	1,515,000	1,285,105
1.183%, 03/25/35 (b)	1,330,000	1,152,955
1.333%, 09/25/34 (b)	752,770	630,660
1.363%, 01/25/35 (b)	1,370,462	1,158,113
CIM Trust 2.439%, 10/25/57 (144A) (b)	186,467	183,288
Citigroup Mortgage Loan Trust, Inc. 5.500%, 08/25/34	659,289	698,495
Countrywide Alternative Loan Trust 5.250%, 09/25/33	497,547	516,410
Countrywide Home Loan Mortgage Pass-Through Trust 3.030%, 09/25/33 (b)	4,124	3,810
Credit Suisse First Boston Mortgage Securities Corp. 1.133%, 10/25/34 (b)	2,740,619	2,262,069
5.000%, 08/25/20	63,160	62,578
Credit Suisse Mortgage Capital Certificates Trust 3.500%, 10/25/44 (144A) (b)	3,353,856	3,479,076
3.500%, 02/25/45 (144A)	883,326	900,061

Collateralized Mortgage Obligations—(Continued)
CSMLT Trust 3.500%, 08/25/45 (144A) (b)	1,721,281	1,748,782
EverBank Mortgage Loan Trust 2.500%, 03/25/43 (144A) (b)	1,321,073	1,283,815
Freddie Mac Whole Loan Securities Trust 3.500%, 05/25/45	1,060,140	1,092,748
Global Mortgage Securitization, Ltd. 0.706%, 04/25/32 (b)	916,578	875,217
5.250%, 04/25/32	407,695	393,249
Homestar Mortgage Acceptance Corp. 1.533%, 01/25/35 (b)	1,705,000	1,653,778
Impac CMB Trust 1.076%, 09/25/34 (b)	866,377	814,394
1.233%, 10/25/34 (b)	409,011	371,581
JPMorgan Alternative Loan Trust 1.073%, 01/25/36 (b)	170,691	154,848
JPMorgan Mortgage Trust 2.500%, 03/25/43 (144A) (b)	4,817,566	4,863,348
3.000%, 10/25/29 (144A) (b)	2,795,922	2,873,246
3.000%, 06/25/45 (144A) (b)	2,909,114	2,859,022
3.450%, 07/25/43 (144A) (b)	1,813,022	1,821,795
3.500%, 05/25/43 (144A) (b)	947,238	961,424
3.500%, 01/25/44 (144A) (b)	728,297	748,600
LSTAR Securities Investment Trust 2.426%, 01/01/20 (144A) (b)	2,230,775	2,197,722
Morgan Stanley Mortgage Loan Trust 0.893%, 11/25/35 (b)	708,000	616,712
0.933%, 09/25/35 (b)	719,000	651,534
Morgan Stanley Residential Mortgage Loan Trust 2.993%, 06/25/44 (144A) (b)	3,267,380	3,186,321
NRP Mortgage Trust 3.250%, 07/25/43 (144A) (b)	779,072	792,919
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.893%, 07/25/35 (b)	1,274,000	1,120,655
0.913%, 07/25/35 (b)	1,200,000	1,031,739
Opteum Mortgage Acceptance Corp. Trust 0.923%, 11/25/35 (b)	1,936,000	1,575,782
RESI Finance L.P. 1.842%, 09/10/35 (144A) (b)	1,878,058	1,682,895
Residential Accredit Loans, Inc. Trust 0.983%, 07/25/33 (b)	481,225	439,312
RFMSI Trust 5.250%, 04/25/34	1,140,313	1,029,236
Sequoia Mortgage Trust 1.182%, 07/20/34 (b)	1,495,760	1,197,308
2.250%, 06/25/43 (b)	432,432	425,946
2.500%, 04/25/43 (b)	1,369,911	1,338,776
2.500%, 05/25/43 (144A) (b)	1,051,660	1,027,758
2.500%, 05/25/43 (b)	2,731,695	2,675,302
3.000%, 06/25/43 (b)	1,446,917	1,445,769
3.500%, 07/25/43 (144A)	1,510,140	1,531,600
3.500%, 07/25/45 (144A) (b)	1,863,182	1,888,292
3.532%, 03/25/43 (b)	867,611	854,290
3.640%, 02/25/43 (b)	898,965	921,302
3.673%, 09/25/43 (144A) (b)	1,416,437	1,391,204
3.733%, 07/25/45 (144A) (b)	1,868,583	1,838,008

MIST-333

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Adjustable Rate Mortgage Loan Trust 1.272%, 11/25/34 (b)	1,698,144	$1,504,683
2.674%, 02/25/34 (b)	199,200	198,375
3.188%, 03/25/34 (b)	127,609	125,671
Thornburg Mortgage Securities Trust 2.339%, 06/25/43 (b)	454,537	446,295
Towd Point Mortgage Trust 3.750%, 11/25/57 (144A) (b)	787,000	810,981
WaMu Mortgage Pass-Through Certificates Trust 2.475%, 08/25/33 (b)	2,377,696	2,282,088
WinWater Mortgage Loan Trust 3.500%, 01/20/45 (144A) (b)	1,137,478	1,168,312
3.500%, 08/20/45 (144A) (b)	798,251	811,004

		75,299,852

Commercial Mortgage-Backed Securities—2.1%
A10 Securitization LLC 2.400%, 11/15/25 (144A)	14,778	14,778
Banc of America Merrill Lynch Commercial Mortgage, Inc. 4.775%, 07/10/43 (144A) (b)	279,000	279,135
Bayview Commercial Asset Trust
Zero Coupon, 07/25/37 (144A) (g)	4,299,514	0
City Center Trust 5.086%, 07/15/28 (144A) (b)	850,000	851,263
Commercial Mortgage Pass-Through Certificates Mortgage Trust 2.822%, 10/15/45	720,000	741,970
Commercial Mortgage Trust 2.388%, 07/13/31 (144A) (b)	573,612	556,596
2.436%, 10/15/45	690,000	703,995
4.934%, 12/10/44 (b)	330,000	362,538
DBUBS Mortgage Trust 5.470%, 08/10/44 (144A) (b)	1,400,000	1,554,586
5.699%, 11/10/46 (144A) (b)	600,000	656,416
EQTY Mortgage Trust 3.888%, 05/08/31 (144A) (b)	750,000	713,369
FREMF Mortgage Trust 3.104%, 03/25/45 (144A) (b)	700,000	707,590
3.165%, 04/25/46 (144A) (b)	600,000	598,036
3.361%, 11/25/46 (144A) (b)	500,000	502,040
3.741%, 04/25/45 (144A) (b)	1,000,000	1,016,550
4.028%, 11/25/44 (144A) (b)	535,000	542,828
GS Mortgage Securities Corp. II 3.682%, 02/10/46 (144A)	750,000	752,792
GS Mortgage Securities Trust 2.186%, 07/15/31 (144A) (b)	885,000	881,953
3.377%, 05/10/45	1,000,000	1,054,803
Irvine Core Office Trust 3.173%, 05/15/48 (144A) (b)	1,250,000	1,301,977
JPMorgan Chase Commercial Mortgage Securities Trust 3.070%, 12/15/46	1,459,958	1,503,305
3.977%, 10/15/45 (144A) (b)	700,000	717,988
5.558%, 11/15/43 (144A) (b)	300,000	317,952
5.623%, 05/12/45	730,000	706,649
6.007%, 02/15/51 (b)	1,350,000	1,301,061

Commercial Mortgage-Backed Securities—(Continued)
Lehman Brothers Small Balance Commercial Mortgage Trust 0.633%, 09/25/36 (144A) (b)	215,681	205,749
1.383%, 10/25/37 (144A) (b)	108,250	107,840
LSTAR Commercial Mortgage Trust 3.313%, 04/20/48 (144A) (b)	500,000	500,156
Morgan Stanley Bank of America Merrill Lynch Trust 2.979%, 04/15/47	920,000	956,943
ORES NPL LLC 3.081%, 09/25/25 (144A)	41,883	41,673
RAIT Trust 2.586%, 05/13/31 (144A) (b)	500,000	491,959
Resource Capital Corp. Ltd. 2.591%, 12/15/28 (144A) (b)	78,172	78,194
Timberstar Trust 5.668%, 10/15/36 (144A)	540,000	547,997
Velocity Commercial Capital Loan Trust 2.433%, 09/25/44 (144A) (b)	564,349	564,418
Wells Fargo Commercial Mortgage Trust 2.819%, 08/15/50	400,000	411,949
5.612%, 11/15/43 (144A) (b)	950,000	1,011,858
WF-RBS Commercial Mortgage Trust 3.998%, 03/15/44 (144A)	520,000	543,924
5.392%, 02/15/44 (144A) (b)	250,000	263,741

		24,066,571

Total Mortgage-Backed Securities (Cost $98,654,090)		99,366,423

Floating Rate Loans (j)—7.5%

Advertising—0.1%
Affinion Group, Inc. Term Loan B, 6.750%, 04/30/18	1,322,485	1,182,177

Aerospace/Defense—0.3%
DigitalGlobe, Inc. Term Loan B, 4.750%, 01/31/20	923,440	921,516
DynCorp International LLC Term Loan B, 6.268%, 07/07/16	154,176	149,551
Engility Corp. Term Loan B, 7.000%, 05/30/20	1,515,123	1,508,798
Vencore, Inc. 1st Lien Term Loan, 5.750%, 11/23/19	422,812	421,050

		3,000,915

Airlines—0.1%
Delta Air Lines, Inc. Term Loan B1, 3.250%, 10/18/18	967,500	968,911

Auto Components—0.1%
Federal-Mogul Holdings Corp. Term Loan C, 4.750%, 04/15/21	757,632	688,814
MPG Holdco I, Inc. Term Loan B, 3.750%, 10/20/21	602,937	596,154

		1,284,968

MIST-334

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—0.2%
FCA U.S. LLC Term Loan B, 3.500%, 05/24/17	1,742,757	$1,744,463
Navistar International Corp. Term Loan B, 6.500%, 08/07/20	498,750	456,771

		2,201,234

Auto Parts & Equipment—0.3%
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 3.750%, 04/30/19	375,000	375,821
TI Group Automotive Systems LLC Term Loan, 4.500%, 06/30/22	789,810	784,874
Tower Automotive Holdings USA LLC Term Loan, 4.000%, 04/23/20	2,046,362	2,036,130

		3,196,825

Biotechnology—0.1%
Concordia Healthcare Corp. Term Loan, 5.250%, 10/21/21	997,500	975,056

Building Materials—0.0%
U.S. Silica Co. Term Loan B, 4.000%, 07/23/20	357,394	310,039

Chemicals—0.3%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan, 3.750%, 02/01/20	1,563,598	1,555,658
Chemtura Corp. Term Loan B, 3.500%, 08/27/16	81,429	81,708
Huntsman International LLC Term Loan B1, 3.504%, 04/19/19	148,551	148,241
Univar, Inc. Term Loan, 4.250%, 07/01/22	920,375	908,679
WR Grace & Co. Term Loan, 2.750%, 02/03/21	314,585	312,305

		3,006,591

Commercial Services—0.3%
Albany Molecular Research, Inc. Term Loan B, 5.750%, 07/16/21	572,125	570,695
Laureate Education, Inc. Term Loan B, 5.000%, 06/15/18	468,989	406,848
Monitronics International, Inc. Term Loan B, 4.250%, 03/23/18	309,905	293,765
ON Assignment, Inc. Term Loan, 3.750%, 06/03/22	380,099	381,366
Truven Health Analytics, Inc. Term Loan B, 4.500%, 06/06/19	1,251,542	1,250,760
WCA Waste Corp. Term Loan, 4.000%, 03/23/18	638,400	638,001

		3,541,435

Computers—0.2%
Expert Global Solutions, Inc. Term Loan B, 8.500%, 04/03/18	786,140	772,383

Computers—(Continued)
SkillSoft Corp. 1st Lien Term Loan, 5.750%, 04/28/21	1,674,500	1,350,764

		2,123,147

Cosmetics/Personal Care—0.1%
Revlon Consumer Products Corp. Term Loan B, 3.250%, 11/20/17	641,509	641,509

Distribution/Wholesale—0.1%
WESCO Distribution, Inc. Term Loan B, 3.750%, 12/12/19	787,623	790,084

Diversified Consumer Services—0.1%
Knowledge Universe Education LLC 1st Lien Term Loan, 6.000%, 07/28/22	995,000	986,294

Diversified Financial Services—0.2%
Ocwen Financial Corp. Term Loan, 5.500%, 02/15/18	815,312	802,063
RPI Finance Trust Term Loan B3, 3.250%, 11/09/18	1,340,236	1,340,375

		2,142,438

Electric—0.3%
Calpine Construction Finance Co. L.P. Term Loan B1, 3.000%, 05/03/20	1,142,688	1,122,690
Calpine Corp. Term Loan B5, 3.500%, 05/27/22	1,171,150	1,158,249
NRG Energy, Inc. Term Loan B, 2.750%, 07/02/18	881,548	874,454
NSG Holdings LLC Term Loan, 3.750%, 12/11/19	627,387	611,702

		3,767,095

Electrical Components & Equipment—0.0%
Pelican Products, Inc. Term Loan, 5.250%, 04/10/20	267,548	240,459

Energy-Alternate Sources—0.1%
Exgen Renewables I LLC Term Loan, 5.250%, 02/08/21	578,276	579,722
TerraForm AP Acquisition Holdings LLC Term Loan B, 5.000%, 06/26/22	1,174,336	1,068,646

		1,648,368

Entertainment—0.1%
Pinnacle Entertainment, Inc. Term Loan B2, 3.750%, 08/13/20	138,795	138,867
Six Flags Theme Parks, Inc. Term Loan B, 3.501%, 06/30/22	694,750	695,908

		834,775

Environmental Control—0.0%
Waste Industries USA, Inc. Term Loan B, 4.250%, 02/27/20	514,800	517,696

MIST-335

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Food—0.2%
AdvancePierre Foods, Inc. Term Loan, 5.750%, 07/10/17	168,700	$169,016
JBS USA LLC Incremental Term Loan, 3.750%, 09/18/20	851,525	848,332
Pinnacle Foods Finance LLC Term Loan G, 3.000%, 04/29/20	856,153	856,764

		1,874,112

Forest Products & Paper—0.1%
Appvion, Inc. Term Loan, 5.750%, 06/28/19	897,821	839,462
Coveris Holdings S.A. Term Loan B1, 4.500%, 05/08/19	635,426	622,718

		1,462,180

Hand/Machine Tools—0.1%
Apex Tool Group LLC Term Loan B, 4.500%, 01/31/20	605,395	583,702

Healthcare-Products—0.1%
Immucor, Inc. Term Loan B2, 5.000%, 08/17/18	502,562	487,485
Kinetic Concepts, Inc. Term Loan E1, 4.500%, 05/04/18	1,184,849	1,179,849

		1,667,334

Healthcare-Services—0.7%
Alliance Healthcare Services, Inc. Term Loan B, 4.250%, 06/03/19	721,140	669,458
Ardent Legacy Acquisitions, Inc. Term Loan B, 6.500%, 08/04/21	144,029	144,389
Concentra, Inc. 1st Lien Term Loan, 4.000%, 06/01/22	1,116,562	1,110,980
HCA, Inc.
Extended Term Loan B4, 3.381%, 05/01/18	102,190	102,306
Term Loan B6, 3.881%, 03/17/23	243,517	244,865
Iasis Healthcare LLC Term Loan B2, 4.500%, 05/03/18	689,162	686,578
IMS Health, Inc. Term Loan, 3.500%, 03/17/21	626,336	625,259
Kindred Healthcare, Inc. Term Loan, 4.250%, 04/09/21	1,552,068	1,511,326
Lantheus Medical Imaging, Inc. Term Loan, 7.000%, 06/30/22	507,451	444,019
MMM Holdings, Inc. Term Loan, 9.750%, 12/12/17	292,241	182,651
MSO of Puerto Rico, Inc. Term Loan, 9.750%, 12/12/17	212,458	132,786
Select Medical Corp. Term Loan B, 6.000%, 06/01/18	369,554	370,016
Surgical Care Affiliates, Inc. Term Loan B, 4.250%, 03/17/22	2,113,435	2,112,114

		8,336,747

Home Furnishings—0.0%
Tempur-Pedic International, Inc. Term Loan B, 3.500%, 03/18/20	193,481	193,481

Industrial Conglomerates—0.1%
Mirror BidCo Corp. Term Loan, 4.250%, 12/28/19	1,190,302	1,181,871

Insurance—0.7%
Alliant Holdings I, Inc. Term Loan B, 4.500%, 08/12/22	143,887	142,448
Confie Seguros Holding II Co. 1st Lien Term Loan, 5.750%, 11/09/18	3,302,543	3,248,877
USI, Inc. Term Loan B, 4.250%, 12/27/19	4,461,039	4,399,700

		7,791,025

Lodging—0.0%
MGM Resorts International Term Loan B, 3.500%, 12/20/19	494,885	494,473

Machinery-Construction & Mining—0.1%
Terex Corp. Term Loan, 12/07/22 (k)	310,727	305,289
Term Loan, 3.500%, 08/13/21	309,940	304,516

		609,805

Machinery-Diversified—0.2%
NN, Inc. Term Loan B, 5.750%, 10/19/22	2,287,596	2,253,282

Media—0.3%
Charter Communications Operating LLC Bridge 1st Lien Term Loan, 05/21/16 (k)	1,057,862	1,057,862
Bridge Term Loan, 05/23/16 (k)	172,210	172,210
Term Loan F, 3.000%, 01/04/21	1,094,063	1,090,899
Houghton Mifflin Harcourt Publishing Co. Term Loan B, 4.000%, 05/31/21	297,750	291,051
Kasima LLC Term Loan B, 3.250%, 05/17/21	309,375	307,538
Sinclair Television Group Inc. Term Loan B1, 3.500%, 07/30/21	397,000	396,752

		3,316,312

Mining—0.1%
FMG Resources (August 2006) Pty, Ltd. Term Loan B, 4.250%, 06/30/19	351,970	298,294
Novelis, Inc. Term Loan B, 4.000%, 06/02/22	794,000	776,466

		1,074,760

Oil & Gas—0.0%
Ascent Resources - Utica, LLC 2nd Lien Term Loan, 18.125%, 07/01/19 (f)	44,488	10,121

MIST-336

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Drillships Financing Holdings, Inc. Term Loan B1, 6.000%, 03/31/21	667,110	$242,940
Glenn Pool Oil & Gas Trust Term Loan, 4.500%, 05/02/16 (l)	77,289	77,385

		330,446

Packaging & Containers—0.2%
BWAY Holding Co., Inc. Term Loan B, 5.500%, 08/14/20	569,403	553,745
Ranpak Corp. Term Loan, 4.250%, 10/01/21	355,676	340,116
Reynolds Group Holdings, Inc. Term Loan, 4.500%, 12/01/18	238,819	239,022
Tekni-Plex, Inc. Term Loan B, 4.500%, 06/01/22	645,125	635,985

		1,768,868

Pharmaceuticals—0.2%
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 3.750%, 09/26/22	397,229	391,768
Grifols Worldwide Operations USA, Inc. Term Loan B, 3.433%, 02/27/21	999,600	1,000,623
Valeant Pharmaceuticals International, Inc. Term Loan B, 3.750%, 08/05/20	1,094,770	1,031,625
Term Loan B, 5.500%, 12/11/19	341,117	322,711

		2,746,727

Real Estate—0.1%
DTZ U.S. Borrower LLC 1st Lien Term Loan, 4.250%, 11/04/21	893,250	885,807

Retail—0.2%
CWGS Group LLC Term Loan, 5.750%, 02/20/20	1,140,625	1,131,358
Dollar Tree, Inc. Term Loan B1, 3.500%, 07/06/22	307,542	308,392
Michaels Stores, Inc. Incremental Term Loan B2, 4.000%, 01/28/20	565,971	567,209
Pilot Travel Centers LLC Term Loan B, 3.750%, 10/01/21	358,100	360,338

		2,367,297

Semiconductors—0.0%
Microsemi Corp. Term Loan B, 5.250%, 01/15/23	289,299	290,999

Software—0.2%
Cinedigm Digital Funding I LLC Term Loan, 3.750%, 02/28/18	91,430	90,744
Epiq Systems, Inc. Term Loan B, 4.500%, 08/27/20	681,429	674,614
First Data Corp. Extended Term Loan, 3.932%, 03/24/18	301,062	300,852

Software—(Continued)
Rovi Solutions Corp. Term Loan B, 3.750%, 07/02/21	600,809	595,301
Verint Systems, Inc. Term Loan, 3.500%, 09/06/19	782,837	784,501
Vertafore, Inc. 1st Lien Term Loan, 4.250%, 10/03/19	359,455	359,096

		2,805,108

Telecommunications—0.9%
Cincinnati Bell, Inc. Term Loan B, 4.000%, 09/10/20	1,408,875	1,392,438
CommScope, Inc. Term Loan B4, 3.313%, 01/14/18	166,228	166,278
MCC Iowa LLC Term Loan H, 3.250%, 01/29/21	933,600	928,641
Securus Technologies Holdings, Inc. Incremental Term Loan B2, 5.250%, 04/30/20	748,125	699,029
Telesat Canada Term Loan B2, 3.500%, 03/28/19	2,503,085	2,495,763
Virgin Media Investment Holdings, Ltd. Term Loan F, 3.500%, 06/30/23	2,885,181	2,864,896
Ziggo Financing Partnership Term Loan B1, 3.500%, 01/15/22	471,479	466,469
Term Loan B2A, 3.508%, 01/15/22	303,830	300,602
Term Loan B3, 3.601%, 01/15/22	499,691	494,382

		9,808,498

Transportation—0.0%
Navios Partners Finance (U.S.), Inc. Term Loan B, 5.250%, 06/27/18	496,353	439,272

Total Floating Rate Loans (Cost $87,487,656)		85,642,122

Foreign Government—5.6%

Municipal—0.1%
Province of Salta Argentina 9.500%, 03/16/22 (144A)	635,400	641,754

Regional Government—0.3%
Provincia de Buenos Aires 9.125%, 03/16/24 (144A)	495,000	508,860
Queensland Treasury Corp. 5.500%, 06/21/21 (AUD)	3,630,000	3,193,235

		3,702,095

Sovereign—5.2%
Australia Government Bond 3.250%, 04/21/25 (AUD)	7,362,000	6,011,644
China Government Bonds 3.000%, 11/21/19 (CNY)	11,000,000	1,671,847
3.380%, 11/21/24 (CNY)	8,000,000	1,220,764

MIST-337

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Instituto Costarricense de Electricidad 6.375%, 05/15/43 (144A)	850,000	$629,000
6.950%, 11/10/21 (144A)	1,520,000	1,516,200
IPIC GMTN, Ltd. 5.500%, 03/01/22 (144A)	1,680,000	1,912,418
Ivory Coast Government International Bond 6.375%, 03/03/28 (144A)	860,000	812,700
Kenya Government International Bonds 5.875%, 06/24/19 (144A)	735,000	721,476
6.875%, 06/24/24 (144A)	1,500,000	1,413,750
Letras del Banco Central de la Republica Argentina 34.355%, 04/13/16 (ARS)	12,950,000	872,181
35.691%, 04/20/16 (ARS)	20,735,000	1,386,578
Mexican Bonos 6.500%, 06/09/22 (MXN)	53,750,000	3,260,472
7.500%, 06/03/27 (MXN)	56,500,000	3,629,010
Mexican Udibonos 2.000%, 06/09/22 (MXN) (i)	19,763,049	1,101,709
3.500%, 12/14/17 (MXN) (i)	27,112,943	1,627,610
Namibia International Bond 5.250%, 10/29/25 (144A)	1,730,000	1,669,450
New Zealand Government Bond 4.500%, 04/15/27 (NZD)	8,320,000	6,584,793
Norwegian Government Bonds 2.000%, 05/24/23 (144A) (NOK)	10,000,000	1,300,833
4.250%, 05/19/17 (144A) (NOK)	115,000,000	14,489,831
4.500%, 05/22/19 (144A) (NOK)	17,550,000	2,388,795
Romania Government Bonds 5.850%, 04/26/23 (RON)	7,030,000	2,109,782
5.950%, 06/11/21 (RON)	3,650,000	1,076,871
Russian Foreign Bond - Eurobond 7.500%, 03/31/30 (144A) (i)	676,588	825,825
Sri Lanka Government International Bond 6.850%, 11/03/25 (144A)	1,655,000	1,577,594
Zambia Government International Bond 5.375%, 09/20/22 (144A)	800,000	608,000

		60,419,133

Total Foreign Government (Cost $69,742,236)		64,762,982

Asset-Backed Securities—4.0%

Asset-Backed - Automobile—0.3%
Capital Auto Receivables Asset Trust 2.190%, 09/20/21	500,000	497,542
Capital Automotive REIT 3.660%, 10/15/44 (144A)	1,900,000	1,965,356
First Investors Auto Owner Trust 2.530%, 01/15/20 (144A)	275,000	272,530
Flagship Credit Auto Trust 5.380%, 07/15/20 (144A)	1,000,000	986,684
Santander Drive Auto Receivables Trust 2.700%, 08/15/18	343,110	344,370

Asset-Backed - Automobile—(Continued)
Skopos Auto Receivables Trust 3.100%, 12/15/23 (144A)	258,512	257,633

		4,324,115

Asset-Backed - Home Equity—0.2%
Accredited Mortgage Loan Trust 0.583%, 09/25/36 (b)	408,501	403,126
GSAA Home Equity Trust 4.752%, 06/25/34 (b)	1,297,891	1,198,315
Home Equity Asset Trust 0.543%, 03/25/37 (b)	121,433	120,617
Nationstar Home Equity Loan Trust 0.583%, 03/25/37 (b)	121,087	118,858
Option One Mortgage Loan Trust Asset-Backed Certificates 0.693%, 11/25/35 (b)	177,212	175,894
Truman Capital Mortgage Loan Trust 2.133%, 01/25/34 (144A) (b)	425,753	417,125

		2,433,935

Asset-Backed - Manufactured Housing—0.1%
Conseco Financial Corp. 6.240%, 12/01/28 (b)	25,012	26,144
Greenpoint Manufactured Housing 8.450%, 06/20/31 (b)	105,735	106,535
Lehman ABS Manufactured Housing Contract Trust 5.873%, 04/15/40	106,781	110,635
Madison Avenue Manufactured Housing Contract Trust 3.683%, 03/25/32 (b)	224,844	227,309
Mid-State Capital Trust 5.250%, 12/15/45 (144A)	355,310	370,353
Mid-State Trust 7.540%, 02/15/36	39,304	42,551

		883,527

Asset-Backed - Other—3.4%
American Homes 4 Rent 1.791%, 06/17/31 (144A) (b)	500,000	483,723
4.110%, 04/17/52 (144A)	600,000	567,241
American Homes 4 Rent Trust 4.596%, 12/17/36 (144A)	1,000,000	986,411
5.040%, 12/17/36 (144A)	1,000,000	966,474
5.149%, 10/17/36 (144A)	500,000	487,560
Applebee’s Funding LLC / IHOP Funding LLC 4.277%, 09/05/44 (144A)	1,900,000	1,892,526
Axis Equipment Finance Receivables III LLC 4.050%, 05/20/20 (144A)	199,997	200,880
B2R Mortgage Trust 4.831%, 05/15/48 (144A) (b)	200,000	185,698
Bayview Opportunity Master Fund Trust 3.721%, 02/28/35 (144A) (b)	412,350	412,126
3.721%, 08/28/44 (144A)	318,949	318,922

MIST-338

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Citicorp Residential Mortgage Trust 5.799%, 03/25/37	975,000	$832,512
5.886%, 09/25/36	978,000	914,486
CKE Restaurant Holdings, Inc. 4.474%, 03/20/43 (144A)	2,960,500	2,956,838
Colony American Homes 2.341%, 07/17/31 (144A) (b)	1,000,000	959,272
Countrywide Asset-Backed Certificates 0.613%, 06/25/36 (b)	192,485	188,013
0.686%, 04/25/36 (b)	57,392	57,054
DB Master Finance LLC 3.980%, 02/20/45 (144A)	2,128,500	2,081,673
Dominos Pizza Master Issuer LLC 3.484%, 10/25/45 (144A)	1,496,250	1,439,381
5.216%, 01/25/42 (144A)	1,383,130	1,415,430
Drug Royalty II L.P. 2 3.139%, 07/15/23 (144A) (b)	558,157	564,394
Ellington Loan Acquisition Trust 1.333%, 05/28/37 (144A) (b)	394,110	390,853
GCAT LLC 3.625%, 05/26/20 (144A)	485,377	481,441
GLC Trust 3.000%, 07/15/21 (144A)	428,863	413,853
GMAT Trust 3.967%, 11/25/43 (144A)	622,077	621,426
HOA Funding LLC 4.846%, 08/20/44 (144A)	2,231,000	1,992,664
Icon Brand Holdings LLC 4.229%, 01/25/43 (144A)	940,517	883,895
JPMorgan Mortgage Acquisition Trust 0.583%, 05/25/36 (b)	48,954	48,743
Leaf Receivables Funding LLC 2.670%, 09/15/20 (144A)	124,975	124,997
2.740%, 03/15/21 (144A)	200,000	197,794
3.740%, 05/17/21 (144A)	300,000	294,711
5.110%, 09/15/21 (144A)	531,000	532,121
5.500%, 09/15/20 (144A)	367,451	367,492
Progreso Receivables Funding LLC 3.000%, 07/28/20 (144A)	800,000	795,633
Residential Asset Mortgage Products Trust 5.665%, 01/25/34	197,872	177,304
RMAT LLC 4.090%, 07/27/20 (144A)	455,562	453,030
Sierra Timeshare Receivables Funding LLC 1.870%, 08/20/29 (144A)	106,147	105,786
Silver Bay Realty Trust 2.491%, 09/17/31 (144A) (b)	1,000,000	943,028
Spirit Master Funding LLC 3.887%, 12/20/43 (144A)	400,000	407,008
4.629%, 01/20/45 (144A)	1,600,000	1,522,316
5.740%, 03/20/42 (144A)	178,227	195,417
Springleaf Funding Trust 2.410%, 12/15/22 (144A)	856,951	854,641
STORE Master Funding I LLC 3.750%, 04/20/45 (144A)	1,244,271	1,177,845

Asset-Backed - Other—(Continued)
STORE Master Funding LLC 4.160%, 03/20/43 (144A)	190,285	196,650
4.210%, 04/20/44 (144A)	594,500	577,771
Structured Asset Securities Corp. Mortgage Loan Trust 0.563%, 03/25/37 (b)	50,583	50,425
TAL Advantage V LLC 3.510%, 02/22/39 (144A)	1,009,375	957,784
U.S. Residential Opportunity Fund Trust 3.721%, 01/27/35 (144A)	1,061,973	1,053,153
Vericrest Opportunity Loan Trust XXXVI LLC 3.625%, 07/25/45 (144A)	936,094	929,439
Vericrest Opportunity Loan Trust XIX LLC 3.875%, 04/25/55 (144A)	354,424	354,441
Vericrest Opportunity Loan Trust XXV LLC 3.500%, 06/26/45 (144A)	669,669	658,536
Vericrest Opportunity Loan Trust XXXIII LLC 3.500%, 03/25/55 (144A)	642,930	631,463
Westgate Resorts LLC 2.150%, 12/20/26 (144A)	457,349	449,345
2.250%, 08/20/25 (144A)	171,353	171,366
2.500%, 03/20/25 (144A)	45,055	45,001
2.750%, 05/20/27 (144A)	859,202	852,841
3.250%, 12/20/26 (144A)	975,678	961,042
3.750%, 08/20/25 (144A)	67,997	67,956

		38,849,825

Total Asset-Backed Securities (Cost $47,123,848)		46,491,402

Municipals—2.5%
Baylor University 4.313%, 03/01/42	800,000	832,896
Brazos River Harbor, TX Navigation District Revenue Bonds Dow Chemical Co. Project 5.950%, 05/15/33	3,360,000	3,672,312
Gulf Coast Waste Disposal Authority 5.200%, 05/01/28	945,000	957,190
Indianapolis Airport Authority Federal Express Corp. Project 5.100%, 01/15/17	660,000	680,533
JobsOhio Beverage System 3.985%, 01/01/29	2,990,000	3,230,755
4.532%, 01/01/35	760,000	841,100
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Westlake Chemical Corp. Projects 6.750%, 11/01/32	1,550,000	1,670,140
Massachusetts State Development Finance Agency Revenue Board Institute, Inc. 5.375%, 04/01/41	400,000	462,560
Massachusetts State Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology 5.500%, 07/01/32	950,000	1,344,088

MIST-339

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
New Hampshire Health & Educational Facilities Authority Revenue, Wentworth Douglas Hospital 6.500%, 01/01/41	600,000	$710,136
New Jersey Economic Development Authority Lease Revenue Zero Coupon, 02/15/18	3,400,000	3,254,922
New Jersey State Transportation Trust Fund Authority Transportation Systems 5.500%, 06/15/41	2,000,000	2,169,580
Port Authority of New York & New Jersey 4.458%, 10/01/62	460,000	480,990
Selma AL, Industrial Development Board Revenue Gulf Opportunity Zone, International Paper Co. Projects 6.250%, 11/01/33	800,000	928,344
St. John Baptist Parish LA, Revenue Bond Marathon Oil Corp. 5.125%, 06/01/37	1,710,000	1,727,562
Texas Brazos Harbor Industrial Development Corp., Environmental Facilities Revenue Dow Chemical Project. 5.900%, 05/01/38 (b)	1,505,000	1,606,106
Texas Municipal Gas Acquisition & Supply Corp. III 5.000%, 12/15/30	750,000	850,057
5.000%, 12/15/31	1,550,000	1,746,695
University of California CA, Revenue 3.380%, 05/15/28	1,200,000	1,236,168
Yavapai County, AZ, Industrial Development Authority Solid Waste Disposal Revenue Waste Management, Inc. Project 4.900%, 03/01/28	300,000	307,410

Total Municipals (Cost $26,248,419)		28,709,544

Convertible Bonds—1.7%

Biotechnology—0.0%
Medicines Co. (The) 2.500%, 01/15/22 (a)	180,000	203,400

Commercial Services—0.0%
Cardtronics, Inc. 1.000%, 12/01/20 (a)	465,000	449,016

Electrical Components & Equipment—0.1%
General Cable Corp. 4.500%, 11/15/29 (a) (m)	2,420,000	1,321,925

Electronics—0.2%
Vishay Intertechnology, Inc. 2.250%, 05/15/41	2,545,000	1,978,737

Energy-Alternate Sources—0.0%
LDK Solar Co., Ltd. 5.535%, 12/31/18 (c)	341,970	51,296

Energy-Alternate Sources—(Continued)
SolarCity Corp. 1.625%, 11/01/19	360,000	206,325

		257,621

Engineering & Construction—0.2%
Dycom Industries, Inc. 0.750%, 09/15/21 (144A) (a)	2,200,000	2,158,750

Healthcare-Products—0.1%
Cepheid, Inc. 1.250%, 02/01/21	855,000	761,484
Wright Medical Group, Inc. 2.000%, 02/15/20	620,000	553,738

		1,315,222

Healthcare-Services—0.1%
Molina Healthcare, Inc. 1.625%, 08/15/44	729,000	914,895

Home Builders—0.3%
CalAtlantic Group, Inc. 0.250%, 06/01/19	1,095,000	969,075
1.250%, 08/01/32	1,210,000	1,274,281
KB Home 1.375%, 02/01/19	1,275,000	1,176,188

		3,419,544

Internet—0.1%
WebMD Health Corp. 2.500%, 01/31/18	1,035,000	1,182,487

Mining—0.1%
Mirabela Nickel, Ltd. 9.500%, 06/24/19 (144A) (d) (e)	343,664	127,156
Vedanta Resources Jersey, Ltd. 5.500%, 07/13/16	1,000,000	972,500

		1,099,656

Oil & Gas—0.0%
Ascent Resources - Utica LLC 3.500%, 03/01/21 (144A) (d) (e)	845,855	16,917
Cobalt International Energy, Inc. 2.625%, 12/01/19	70,000	34,913

		51,830

Pharmaceuticals—0.2%
Impax Laboratories, Inc. 2.000%, 06/15/22 (144A)	473,000	421,857
Jazz Investments I, Ltd. 1.875%, 08/15/21 (a)	1,275,000	1,310,062

		1,731,919

Semiconductors—0.1%
NXP Semiconductors NV 1.000%, 12/01/19 (a)	910,000	1,006,687

MIST-340

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*/ Shares	Value

Software—0.1%
Synchronoss Technologies, Inc. 0.750%, 08/15/19	600,000	$578,250

Telecommunications—0.1%
Finisar Corp. 0.500%, 12/15/33	1,300,000	1,267,500

Transportation—0.0%
Golar LNG, Ltd. 3.750%, 03/07/17	300,000	283,740

Total Convertible Bonds (Cost $21,445,121)		19,221,179

Convertible Preferred Stocks—0.5%

Banks—0.5%
Bank of America Corp. 7.250%, 12/31/49 (a)	122	138,836
Wells Fargo & Co., Series L 7.500%, 12/31/49	4,965	5,982,875

Total Convertible Preferred Stocks (Cost $5,732,433)		6,121,711

Preferred Stocks—0.5%

Air Freight & Logistics—0.0%
CEVA Group plc - Series A2 (f)	864	345,488

Banks—0.2%
Citigroup Capital, 6.988% (a) (b)	30,810	809,995
GMAC Capital Trust, 6.402% (b)	56,000	1,372,560

		2,182,555

Telecommunications—0.3%
Qwest Corp., 7.375% (a)	109,000	2,782,770

Total Preferred Stocks (Cost $6,192,781)		5,310,813

Common Stocks—0.0%

Air Freight & Logistics—0.0%
CEVA Group plc (f) (n)	399	159,600

Commercial Services—0.0%
Comdisco Holding Co., Inc. (n)	83	378

Media—0.0%
Cengage Learning, Inc. (n)	10,995	207,531

Metals & Mining—0.0%
Mirabela Nickel, Ltd. (f) (l) (n)	1,370,320	10,504

Semiconductors & Semiconductor Equipment—0.0%
LDK Solar Co., Ltd. (ADR) (n)	22,685	885

Total Common Stocks (Cost $1,227,908)		378,898

Warrants—0.0%

Health Care Providers & Services—0.0%
HealthSouth Corp., Expires 01/17/17 (n)	75	154

Sovereign—0.0%
Venezuela Government Oil-Linked Payment Obligation, Expires 04/15/20 (f) (n)	1,700	5,950

Total Warrants (Cost $0)		6,104

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. (f) (l)	1,246,000	0
Sino-Forest Corp. (f) (l)	500,000	0

Total Escrow Shares (Cost $0)		0

Short-Term Investments—11.2%

Mutual Fund—6.2%
State Street Navigator Securities Lending MET Portfolio (o)	71,440,274	71,440,274

Repurchase Agreement—4.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $48,987,569 on 04/01/16, collateralized by $49,415,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $49,970,919.	48,987,528	48,987,528

U.S. Treasury—0.7%
U.S. Treasury Bills 0.269%, 04/14/16 (a) (p)	8,400,000	8,399,133

Total Short-Term Investments (Cost $128,826,935)		128,826,935

Total Investments—106.7% (Cost $1,243,481,968) (q)		1,222,720,542
Other assets and liabilities (net)—(6.7)%		(77,007,563)

Net Assets—100.0%		$1,145,712,979

MIST-341

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Short-Term Investments—(Continued)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $92,584,974 and the collateral received consisted of cash in the amount of $71,440,274 and non-cash collateral with a value of $24,922,533. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $151,623, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Illiquid security. As of March 31, 2016, these securities represent 0.2% of net assets.
(g)	Interest only security.
(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(i)	Principal amount of security is adjusted for inflation.
(j)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(k)	This loan will settle after March 31, 2016, at which time the interest rate will be determined.
(l)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent less than 0.05% of net assets.
(m)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(n)	Non-income producing security.
(o)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(p)	The rate shown represents current yield to maturity.
(q)	As of March 31, 2016, the aggregate cost of investments was $1,243,481,968. The aggregate unrealized appreciation and depreciation of investments were $30,357,969 and $(51,119,395), respectively, resulting in net unrealized depreciation of $(20,761,426).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $380,091,967, which is 33.2% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(CMO)—	Collateralized Mortgage Obligation
(CNY)—	Chinese Yuan
(EUR)—	Euro
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(REMIC)—	Real Estate Mortgage Investment Conduit
(RON)—	New Romanian Leu
(RUB)—	Russian Ruble

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Ascent Resources - Utica LLC, 3.500%, 03/01/21	02/20/14	$845,855	$845,854	$16,917
Desarrolladora Homex S.A.B. de C.V., 9.500%, 12/11/19	12/11/09	855,000	848,506	4,275
Desarrolladora Homex S.A.B. de C.V., 9.750%, 03/25/20	02/02/12	655,000	649,580	3,275
Mirabela Nickel, Ltd., 9.500%, 06/24/19	06/30/14	343,664	343,664	127,156

				$151,623

MIST-342

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	6,905,000	Citibank N.A.	04/18/16	USD	5,253,715	$35,932
CAD	3,532,147	JPMorgan Chase Bank N.A.	04/29/16	USD	2,702,932	16,837
EUR	2,555,000	JPMorgan Chase Bank N.A.	06/03/16	USD	2,905,524	7,040
IDR	38,644,760,000	Goldman Sachs & Co.	06/01/16	USD	2,912,190	(23,418)
MXN	94,715,000	Brown Brothers Harriman & Co.	06/02/16	USD	5,477,230	(24,153)
NOK	24,115,000	Goldman Sachs & Co.	06/30/16	USD	2,843,148	69,900
NOK	24,370,000	JPMorgan Chase Bank N.A.	06/30/16	USD	2,867,561	76,291

Contracts to Deliver
AUD	13,366,506	JPMorgan Chase Bank N.A.	04/18/16	USD	9,444,059	$(795,492)
CAD	3,532,147	JPMorgan Chase Bank N.A.	04/29/16	USD	2,609,952	(109,817)
CNY	19,000,000	JPMorgan Chase Bank N.A.	04/25/16	USD	2,924,652	(10,630)
EUR	24,718,309	JPMorgan Chase Bank N.A.	06/03/16	USD	26,905,884	(1,271,677)
EUR	222,461	JPMorgan Chase Bank N.A.	06/03/16	USD	247,763	(5,831)
JPY	88,407,457	JPMorgan Chase Bank N.A.	05/25/16	USD	789,530	2,911
MXN	98,688	Citibank N.A.	06/02/16	USD	5,625	(57)
MXN	129,900,237	JPMorgan Chase Bank N.A.	06/02/16	USD	7,323,121	(155,695)
NZD	18,306,327	JPMorgan Chase Bank N.A.	04/18/16	USD	12,080,204	(563,688)
RUB	81,760,000	JPMorgan Chase Bank N.A.	04/15/16	USD	1,130,465	(82,612)

Cross Currency Contracts to Buy
EUR	8,531,493	JPMorgan Chase Bank N.A.	06/15/16	NOK	80,590,270	(6,499)

Net Unrealized Depreciation						$(2,840,658)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/21/16	8	USD	1,305,272	$10,228
U.S. Treasury Ultra Long Bond Futures	06/21/16	103	USD	17,835,379	(64,660)

Futures Contracts—Short
Euro-Bund Futures	06/08/16	(5)	EUR	(816,500)	(114)
U.S. Treasury Note 10 Year Futures	06/21/16	(1,307)	USD	(170,447,731)	27,184
U.S. Treasury Note 2 Year Futures	06/30/16	(36)	USD	(7,872,650)	(2,350)
U.S. Treasury Note 5 Year Futures	06/30/16	(543)	USD	(65,667,754)	(124,332)

Net Unrealized Depreciation					$(154,044)

MIST-343

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.23.V4	5.000%	12/20/19	3.129%	USD	12,617,787	$107,682

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Depreciation
Diamond Offshore Drilling, Inc. 4.875%, due 07/01/15	1.000%	12/20/19	Morgan Stanley Capital Services LLC	4.186%	USD	2,525,000	$(272,055)	$(92,038)	$(180,017)

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(USD)—	United States Dollar
(CDX.NA.HY)—	Markit North America High Yield CDS Index

MIST-344

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Agriculture	$—	$7,832,031	$—	$7,832,031
Airlines	—	7,093,963	—	7,093,963
Auto Manufacturers	—	3,635,309	—	3,635,309
Auto Parts & Equipment	—	1,956,801	—	1,956,801
Banks	—	84,344,535	—	84,344,535
Beverages	—	1,935,892	—	1,935,892
Biotechnology	—	5,118,051	—	5,118,051
Building Materials	—	10,444,117	—	10,444,117
Chemicals	—	14,142,801	—	14,142,801
Commercial Services	—	10,954,005	—	10,954,005
Computers	—	3,760,500	—	3,760,500
Diversified Financial Services	—	35,433,827	—	35,433,827
Electric	—	32,008,682	—	32,008,682
Electrical Components & Equipment	—	2,325,707	—	2,325,707
Electronics	—	2,127,237	—	2,127,237
Energy-Alternate Sources	—	2,042,641	—	2,042,641
Engineering & Construction	—	155,500	—	155,500
Entertainment	—	3,330,747	—	3,330,747
Food	—	18,128,467	—	18,128,467
Forest Products & Paper	—	4,556,593	—	4,556,593
Gas	—	1,923,103	—	1,923,103
Hand/Machine Tools	—	1,601,250	—	1,601,250
Healthcare-Products	—	1,549,375	—	1,549,375
Healthcare-Services	—	8,167,036	—	8,167,036
Holding Companies-Diversified	—	2,313,088	—	2,313,088
Home Builders	—	6,516,750	—	6,516,750
Household Products/Wares	—	2,303,406	—	2,303,406
Housewares	—	76,687	—	76,687
Insurance	—	39,307,906	3,458,343	42,766,249
Internet	—	4,199,711	—	4,199,711
Investment Company Security	—	946,567	—	946,567
Iron/Steel	—	3,733,791	—	3,733,791
Leisure Time	—	2,890,334	—	2,890,334
Lodging	—	1,097,100	—	1,097,100
Machinery-Construction & Mining	—	567,128	—	567,128
Machinery-Diversified	—	4,465,447	—	4,465,447

MIST-345

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Media	$—	$6,475,660	$—	$6,475,660
Metal Fabricate/Hardware	—	1,861,474	—	1,861,474
Mining	—	9,161,768	—	9,161,768
Multi-National	—	13,262,352	—	13,262,352
Municipal	—	2,557,500	—	2,557,500
Oil & Gas	—	25,527,139	—	25,527,139
Oil & Gas Services	—	4,809,412	—	4,809,412
Packaging & Containers	—	6,757,321	—	6,757,321
Pharmaceuticals	—	6,844,348	—	6,844,348
Pipelines	—	49,887,254	—	49,887,254
Real Estate Investment Trusts	—	17,344,933	—	17,344,933
Retail	—	5,441,753	—	5,441,753
Semiconductors	—	7,850,977	—	7,850,977
Shipbuilding	—	460,350	—	460,350
Software	—	1,357,992	—	1,357,992
Telecommunications	—	39,883,201	—	39,883,201
Transportation	—	3,547,927	—	3,547,927
Trucking & Leasing	—	2,520,715	—	2,520,715
Total Corporate Bonds & Notes	—	538,538,161	3,458,343	541,996,504
Total U.S. Treasury & Government Agencies*	—	195,885,925	—	195,885,925
Total Mortgage-Backed Securities*	—	99,366,423	—	99,366,423
Floating Rate Loans
Advertising	—	1,182,177	—	1,182,177
Aerospace/Defense	—	3,000,915	—	3,000,915
Airlines	—	968,911	—	968,911
Auto Components	—	1,284,968	—	1,284,968
Auto Manufacturers	—	2,201,234	—	2,201,234
Auto Parts & Equipment	—	3,196,825	—	3,196,825
Biotechnology	—	975,056	—	975,056
Building Materials	—	310,039	—	310,039
Chemicals	—	3,006,591	—	3,006,591
Commercial Services	—	3,541,435	—	3,541,435
Computers	—	2,123,147	—	2,123,147
Cosmetics/Personal Care	—	641,509	—	641,509
Distribution/Wholesale	—	790,084	—	790,084
Diversified Consumer Services	—	986,294	—	986,294
Diversified Financial Services	—	2,142,438	—	2,142,438
Electric	—	3,767,095	—	3,767,095
Electrical Components & Equipment	—	240,459	—	240,459
Energy-Alternate Sources	—	1,648,368	—	1,648,368
Entertainment	—	834,775	—	834,775
Environmental Control	—	517,696	—	517,696
Food	—	1,874,112	—	1,874,112
Forest Products & Paper	—	1,462,180	—	1,462,180
Hand/Machine Tools	—	583,702	—	583,702
Healthcare-Products	—	1,667,334	—	1,667,334
Healthcare-Services	—	8,336,747	—	8,336,747
Home Furnishings	—	193,481	—	193,481
Industrial Conglomerates	—	1,181,871	—	1,181,871
Insurance	—	7,791,025	—	7,791,025
Lodging	—	494,473	—	494,473
Machinery-Construction & Mining	—	609,805	—	609,805
Machinery-Diversified	—	2,253,282	—	2,253,282
Media	—	3,316,312	—	3,316,312
Mining	—	1,074,760	—	1,074,760
Oil & Gas	—	330,446	—	330,446
Packaging & Containers	—	1,768,868	—	1,768,868
Pharmaceuticals	—	2,746,727	—	2,746,727

MIST-346

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Real Estate	$—	$885,807	$—	$885,807
Retail	—	2,367,297	—	2,367,297
Semiconductors	—	290,999	—	290,999
Software	—	2,805,108	—	2,805,108
Telecommunications	—	9,808,498	—	9,808,498
Transportation	—	439,272	—	439,272
Total Floating Rate Loans	—	85,642,122	—	85,642,122
Total Foreign Government*	—	64,762,982	—	64,762,982
Total Asset-Backed Securities*	—	46,491,402	—	46,491,402
Total Municipals	—	28,709,544	—	28,709,544
Total Convertible Bonds*	—	19,221,179	—	19,221,179
Total Convertible Preferred Stocks*	6,121,711	—	—	6,121,711
Preferred Stocks
Air Freight & Logistics	—	345,488	—	345,488
Banks	2,182,555	—	—	2,182,555
Telecommunications	2,782,770	—	—	2,782,770
Total Preferred Stocks	4,965,325	345,488	—	5,310,813
Common Stocks
Air Freight & Logistics	—	159,600	—	159,600
Commercial Services	378	—	—	378
Media	—	207,531	—	207,531
Metals & Mining	—	—	10,504	10,504
Semiconductors & Semiconductor Equipment	885	—	—	885
Total Common Stocks	1,263	367,131	10,504	378,898
Warrants
Health Care Providers & Services	154	—	—	154
Sovereign	—	5,950	—	5,950
Total Warrants	154	5,950	—	6,104
Total Escrow Shares*	—	—	0	0
Short-Term Investments
Mutual Fund	71,440,274	—	—	71,440,274
Repurchase Agreement	—	48,987,528	—	48,987,528
U.S. Treasury	—	8,399,133	—	8,399,133
Total Short-Term Investments	71,440,274	57,386,661	—	128,826,935
Total Investments	$82,528,727	$1,136,722,968	$3,468,847	$1,222,720,542

Collateral for Securities Loaned (Liability)	$—	$(71,440,274)	$—	$(71,440,274)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$208,911	$—	$208,911
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,049,569)	—	(3,049,569)
Total Forward Contracts	$—	$(2,840,658)	$—	$(2,840,658)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$37,412	$—	$—	$37,412
Futures Contracts (Unrealized Depreciation)	(191,456)	—	—	(191,456)
Total Futures Contracts	$(154,044)	$—	$—	$(154,044)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$107,682	$—	$107,682
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(272,055)	$—	$(272,055)

*	See Schedule of Investments for additional detailed categorizations.

MIST-347

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation/ (Depreciation)	Sales	Balance as of March 31, 2016	Change in Unrealized Appreciation from Investments Still Held at March 31, 2016
Corporate Bonds & Notes
Insurance	$14,729,112	$(995,569)	$(10,275,200)	$3,458,343	$(596,350)
Common Stocks
Metals & Mining	0	10,504	—	10,504	10,504
Escrow Share
Forest Products & Paper	0	0	—	0	0

Total	$14,729,112	$(1,069,653)	$(10,391,968)	$1,132,789	$607,435

MIST-348

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—90.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—54.4%
Fannie Mae 15 Yr. Pool 2.500%, 05/01/27	78,291	$80,746
2.500%, 09/01/27	167,955	173,237
2.500%, 01/01/28	250,117	257,962
2.500%, 06/01/28	83,456	86,065
2.500%, 09/01/28	338,059	348,613
2.500%, 07/01/29	1,981,104	2,038,974
2.500%, 08/01/29	429,348	441,198
2.500%, 09/01/29	313,395	322,611
2.500%, 10/01/29	1,160,687	1,194,815
2.500%, TBA (a)	10,300,000	10,573,594
3.000%, TBA (a)	3,400,000	3,551,406
3.500%, 12/01/25	43,008	45,475
3.500%, 03/01/30	98,680	104,721
3.500%, 07/01/30	4,567,079	4,868,306
3.500%, 08/01/30	5,398,604	5,754,765
3.500%, 09/01/30	3,224,969	3,437,691
3.500%, 10/01/30	194,148	206,092
3.500%, 12/01/30	97,492	103,525
3.500%, 02/01/31	934,625	994,377
4.500%, 12/01/23	118,509	122,784
5.000%, 03/01/23	22,629	24,317
Fannie Mae 20 Yr. Pool 3.500%, 01/01/34	3,565,445	3,769,600
4.000%, 11/01/31	2,225,786	2,398,425
4.000%, 08/01/32	1,722,219	1,857,200
5.500%, 01/01/29	822,210	921,437
Fannie Mae 30 Yr. Pool 2.500%, 01/01/43	3,376,067	3,365,184
3.000%, 11/01/42	144,353	148,357
3.000%, 12/01/42	1,903,313	1,957,069
3.000%, 01/01/43	1,036,187	1,065,274
3.000%, 02/01/43	5,839,751	6,006,938
3.000%, 03/01/43	2,167,517	2,228,223
3.000%, 04/01/43	242,391	249,197
3.000%, 05/01/43	198,464	204,026
3.000%, 06/01/43	105,065	108,004
3.000%, 07/01/43	4,085,621	4,199,829
3.000%, 08/01/43	260,004	267,258
3.000%, 03/01/44	74,967	77,034
3.000%, 01/01/45	317,796	326,680
3.000%, 02/01/45	227,925	233,974
3.000%, 03/01/45	730,800	750,195
3.000%, 08/01/45	1,375,363	1,411,864
3.000%, 11/01/45	1,548,755	1,589,857
3.000%, 12/01/45	10,179,425	10,449,576
3.500%, 08/01/42	3,037,384	3,191,959
3.500%, 04/01/43	6,978,721	7,333,041
3.500%, 05/01/43	580,138	612,157
3.500%, 06/01/43	1,742,287	1,830,137
3.500%, 08/01/43	7,826,266	8,258,277
3.500%, 03/01/45	732,990	771,577
3.500%, 04/01/45	932,823	980,090
3.500%, 05/01/45	2,453,970	2,583,062
3.500%, 06/01/45	16,273,663	17,111,217
3.500%, 08/01/45	8,483,109	8,899,348

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 09/01/45	2,533,230	2,657,270
3.500%, 10/01/45	5,124,373	5,375,290
3.500%, 11/01/45	9,334,537	9,821,444
3.500%, 12/01/45	568,080	595,896
3.500%, TBA (a)	6,500,000	6,815,098
4.000%, 09/01/40	425,116	455,022
4.000%, 10/01/40	357,183	382,729
4.000%, 11/01/40	9,442,505	10,128,331
4.000%, 12/01/40	68,241	73,111
4.000%, 09/01/41	4,205,463	4,506,074
4.000%, 11/01/41	167,427	180,861
4.000%, 01/01/42	478,280	512,568
4.000%, 03/01/42	2,907,523	3,141,365
4.000%, 04/01/42	4,617,145	4,967,987
4.000%, 06/01/42	2,094,065	2,259,297
4.000%, 10/01/42	469,922	506,263
4.000%, 11/01/42	284,804	304,296
4.000%, 01/01/43	1,452,549	1,569,091
4.000%, 04/01/43	319,392	343,504
4.000%, 05/01/43	23,765	25,633
4.000%, 06/01/43	1,183,859	1,277,040
4.000%, 07/01/43	74,217	79,874
4.000%, 08/01/43	65,328	70,466
4.000%, 09/01/43	1,737,664	1,866,513
4.000%, 10/01/43	142,020	153,190
4.000%, 12/01/43	32,531	35,089
4.000%, 02/01/44	187,140	199,936
4.000%, 03/01/44	24,455	26,376
4.000%, 04/01/44	276,384	295,281
4.000%, 05/01/44	24,327	26,246
4.000%, 02/01/45	281,808	301,077
4.000%, 06/01/45	920,453	986,111
4.000%, 07/01/45	396,338	424,744
4.000%, 10/01/45	445,240	477,154
4.000%, 11/01/45	4,753,809	5,094,553
4.000%, 12/01/45	5,895,280	6,317,416
4.000%, 01/01/46	2,720,425	2,916,193
4.000%, 02/01/46	801,103	858,506
4.000%, TBA (a)	1,600,000	1,709,500
4.500%, 12/01/40	3,033,409	3,318,053
4.500%, 07/01/41	474,858	519,952
4.500%, 08/01/41	269,116	294,673
4.500%, 11/01/41	6,398,535	7,007,076
4.500%, 09/01/42	2,023,818	2,212,131
4.500%, 12/01/43	475,743	517,830
4.500%, 10/01/44	3,430,506	3,760,144
4.500%, 02/01/45	1,267,533	1,389,369
5.000%, 07/01/35	2,706,409	3,007,351
5.000%, 06/01/39	13,641,329	15,106,801
5.000%, 04/01/41	37,817	42,070
5.000%, 06/01/41	69,834	77,460
5.000%, 08/01/41	199,223	221,010
5.500%, 03/01/41	631,756	715,048
6.000%, 10/01/34	224,834	262,342
6.000%, 05/01/37	853,794	973,892

MIST-349

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 09/01/37	65,138	$75,374
6.000%, 10/01/37	709,487	824,740
6.000%, 01/01/38	689,823	800,477
6.000%, 03/01/38	239,932	278,878
6.000%, 07/01/38	135,472	157,329
6.000%, 01/01/40	645,933	750,888
6.000%, 05/01/40	927,039	1,075,038
6.000%, 07/01/41	923,909	1,057,716
6.000%, 01/01/42	82,693	95,766
6.500%, 07/01/32	160,910	191,330
6.500%, 12/01/32	47,951	56,413
6.500%, 07/01/35	55,253	66,296
6.500%, 12/01/35	496,083	585,384
6.500%, 08/01/36	842,210	988,790
Fannie Mae ARM Pool 2.558%, 06/01/42 (b)	140,931	145,634
2.689%, 02/01/42 (b)	903,126	946,061
2.951%, 11/01/40 (b)	89,403	93,544
2.975%, 09/01/41 (b)	105,032	110,484
2.992%, 10/01/41 (b)	49,630	52,374
3.246%, 07/01/41 (b)	150,992	158,957
3.368%, 10/01/41 (b)	75,682	79,816
3.554%, 07/01/41 (b)	184,606	195,528
Fannie Mae REMICS (CMO) 1.353%, 03/25/36 (b)	640,100	655,758
1.363%, 06/25/36 (b)	1,004,639	1,029,986
4.250%, 03/25/42	2,261,872	2,541,479
5.000%, 12/25/23	358,394	386,951
5.000%, 12/25/34	542,912	603,103
5.000%, 03/25/35	427,701	475,229
5.000%, 08/25/39	659,268	732,538
5.500%, 05/25/34	439,711	450,620
5.500%, 07/25/34	320,827	343,458
5.500%, 06/25/35	324,270	349,981
5.500%, 08/25/35	1,653,955	1,868,233
Freddie Mac 15 Yr. Gold Pool 4.000%, 06/01/24	498,346	527,060
4.000%, 07/01/24	399,807	422,741
4.000%, 09/01/25	338,290	357,705
6.000%, 01/01/24	465,243	512,736
Freddie Mac 20 Yr. Gold Pool 4.000%, 06/01/33	2,438,759	2,630,507
Freddie Mac 30 Yr. Gold Pool 3.000%, 11/01/42	258,676	266,740
3.000%, 01/01/43	285,906	293,846
3.000%, 02/01/43	1,480,875	1,523,312
3.000%, 03/01/43	14,989,355	15,373,256
3.000%, 06/01/43	4,688,744	4,807,389
3.500%, 04/01/40	648,578	680,079
3.500%, 05/01/40	666,468	698,837
3.500%, 06/01/40	1,082,840	1,135,488
3.500%, 07/01/40	304,892	319,748
3.500%, 08/01/40	520,566	545,932
3.500%, 09/01/40	468,467	491,229
3.500%, 10/01/40	342,168	358,806

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 11/01/40	390,647	409,613
3.500%, 12/01/40	434,010	455,047
3.500%, 02/01/42	105,824	110,958
3.500%, 04/01/42	1,008,503	1,065,270
3.500%, 05/01/42	147,633	154,715
3.500%, 06/01/42	1,059,370	1,110,183
3.500%, 07/01/42	196,121	206,125
3.500%, 08/01/42	6,198,533	6,496,003
3.500%, 09/01/42	65,049	68,356
3.500%, 10/01/42	2,484,132	2,610,845
3.500%, 01/01/43	1,189,143	1,246,611
3.500%, 02/01/43	529,903	556,691
3.500%, 03/01/43	265,541	278,276
3.500%, 04/01/43	9,318,101	9,772,007
3.500%, 05/01/43	3,210,018	3,363,978
3.500%, 11/01/44	747,252	782,819
3.500%, TBA (a)	2,900,000	3,035,603
4.000%, 01/01/41	3,166,617	3,388,479
4.000%, 09/01/41	3,308,878	3,553,826
4.000%, 10/01/41	972,856	1,044,877
4.000%, 11/01/41	29,927	32,184
4.000%, 01/01/42	3,862,129	4,133,829
4.000%, 09/01/42	177,542	191,125
4.000%, 10/01/42	174,294	187,339
4.000%, 11/01/42	717,829	772,654
4.000%, 12/01/42	284,361	305,858
4.000%, 01/01/43	76,463	82,225
4.000%, 02/01/43	427,001	459,176
4.000%, 03/01/43	158,935	170,519
4.000%, 04/01/43	58,589	63,003
4.000%, 05/01/43	893,111	961,138
4.000%, 06/01/43	53,926	57,988
4.000%, 07/01/43	676,605	727,898
4.000%, 08/01/43	495,838	532,803
4.000%, 09/01/43	804,984	864,750
4.000%, 10/01/43	773,573	831,259
4.000%, 11/01/43	44,700	48,003
4.000%, 01/01/44	891,562	958,006
4.000%, 02/01/44	141,067	151,477
4.000%, 03/01/44	71,983	76,863
4.000%, 04/01/44	86,839	92,949
4.000%, 12/01/44	35,624	38,087
4.000%, 04/01/45	223,821	239,297
4.000%, 05/01/45	213,708	228,486
4.000%, 11/01/45	716,852	766,955
4.000%, 02/01/46	1,077,666	1,152,989
4.000%, TBA (a)	100,000	106,727
4.500%, 05/01/39	210,315	231,823
4.500%, 07/01/40	4,098,674	4,466,128
4.500%, 02/01/41	141,584	154,949
4.500%, 08/01/41	1,335,078	1,460,847
4.500%, 09/01/41	149,434	164,823
4.500%, 10/01/41	326,342	359,953
4.500%, 02/01/44	86,167	93,707
5.000%, 01/01/35	317,968	355,092

MIST-350

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.000%, 05/01/35	196,656	$217,849
5.000%, 07/01/35	2,367,803	2,627,037
5.000%, 11/01/35	1,824,793	2,062,874
5.000%, 06/01/41	3,210,118	3,603,445
5.000%, 07/01/41	807,087	892,997
5.500%, 03/01/34	2,512,435	2,836,408
5.500%, 07/01/35	1,757,552	1,984,717
Freddie Mac ARM Non-Gold Pool 2.359%, 10/01/42 (b)	794,909	820,367
2.985%, 10/01/41 (b)	892,442	930,205
3.062%, 09/01/41 (b)	914,998	962,704
3.205%, 09/01/41 (b)	105,371	110,982
3.216%, 04/01/41 (b)	112,175	117,670
3.292%, 06/01/41 (b)	119,021	125,972
3.429%, 12/01/40 (b)	3,328,787	3,475,859
3.454%, 05/01/41 (b)	85,663	90,068
3.630%, 06/01/41 (b)	171,225	181,107
3.686%, 05/01/41 (b)	139,949	147,734
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 0.786%, 04/25/19 (b)	21,966	21,876
2.637%, 01/25/23	1,931,000	2,010,187
2.669%, 02/25/23	4,606,609	4,769,972
2.670%, 12/25/24	7,000,000	7,208,412
2.811%, 01/25/25	10,500,000	10,916,810
3.016%, 02/25/23	7,989,199	8,397,985
3.090%, 08/25/22	29,800,000	31,942,918
3.303%, 07/25/24	7,854,000	8,474,797
3.320%, 02/25/23 (b)	932,000	1,009,648
3.458%, 08/25/23 (b)	5,000,000	5,462,842
3.490%, 01/25/24	3,200,000	3,499,632
3.974%, 01/25/21	17,750,000	19,626,528
4.084%, 11/25/20 (b)	980,000	1,083,993
Freddie Mac REMICS (CMO) 0.836%, 03/15/34 (b)	614,769	619,063
1.336%, 02/15/33 (b)	431,272	438,629
4.000%, 01/15/41	9,421,938	10,355,778
4.500%, 12/15/26	1,967,476	2,168,359
4.500%, 09/15/27	1,212,536	1,300,638
4.500%, 02/15/41	53,479	58,954
5.000%, 10/15/34	652,452	726,060
5.000%, 11/15/34	532,204	535,793
5.000%, 12/15/37	218,024	239,332
5.000%, 03/15/41	500,000	571,033
5.000%, 04/15/41	668,130	817,383
5.500%, 05/15/34	3,137,069	3,554,289
5.500%, 06/15/41	4,220,000	4,883,170
Ginnie Mae I 30 Yr. Pool 3.000%, 05/15/42	821,591	850,541
3.000%, 04/15/43	292,649	303,340
3.000%, 05/15/43	411,548	426,049
3.000%, 03/15/45	171,491	177,533
3.500%, 11/15/41	416,894	442,655
3.500%, 02/15/42	362,761	385,190
3.500%, 03/15/42	418,239	443,990

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.500%, 05/15/42	1,500,314	1,586,772
3.500%, 06/15/42	1,224,504	1,292,565
4.000%, 09/15/40	2,296,813	2,500,764
4.000%, 10/15/40	236,950	254,091
4.000%, 03/15/41	1,263,102	1,378,079
4.000%, 10/15/41	640,445	698,432
4.000%, 12/15/41	590,047	642,643
4.500%, 08/15/39	3,306,136	3,627,668
4.500%, 06/15/40	1,159,037	1,260,525
4.500%, 07/15/40	243,281	266,254
4.500%, 03/15/41	1,244,068	1,357,111
4.500%, 04/15/41	127,211	138,345
5.000%, 03/15/39	117,365	131,840
5.000%, 07/15/39	318,562	353,681
5.000%, 08/15/39	237,895	267,128
5.000%, 09/15/39	167,655	188,179
5.000%, 04/15/40	78,744	87,701
5.000%, 08/15/40	267,829	300,610
5.000%, 04/15/41	177,405	197,329
5.000%, 09/15/41	155,263	172,852
5.500%, 06/15/35	1,186,251	1,358,886
5.500%, 11/15/35	778,287	891,632
5.500%, 10/15/39	36,473	40,925
6.000%, 06/15/36	1,384,949	1,601,680
Ginnie Mae II 30 Yr. Pool 3.000%, 06/20/42	1,512,186	1,569,593
3.000%, 12/20/42	2,923,701	3,034,694
3.000%, 01/20/43	4,306,333	4,469,784
3.000%, 08/20/45	386,969	401,381
3.000%, TBA (a)	5,550,000	5,749,128
3.500%, 11/20/41	2,614,527	2,769,941
3.500%, 12/20/41	15,647,734	16,579,887
3.500%, 07/20/42	916,132	970,875
3.500%, 10/20/42	1,233,711	1,307,432
3.500%, 12/20/42	752,091	797,033
3.500%, 01/20/43	63,402	67,191
3.500%, 02/20/43	3,809,941	4,037,615
3.500%, 04/20/43	584,337	619,254
3.500%, 05/20/43	2,119,611	2,245,593
3.500%, 08/20/43	90,387	95,727
3.500%, 09/20/43	1,804,472	1,910,810
3.500%, TBA (a)	4,400,000	4,650,250
4.000%, 09/20/39	268,270	288,777
4.000%, 10/20/40	40,425	43,565
4.000%, 11/20/40	2,837,054	3,057,468
4.000%, 10/20/41	3,518,347	3,787,817
4.000%, 11/20/41	1,295,928	1,394,985
4.000%, 06/20/45	2,314,834	2,475,838
4.000%, 07/20/45	4,468,455	4,780,408
4.000%, 11/20/45	982,542	1,058,190
4.500%, 02/20/40	311,788	339,353
4.500%, 09/20/40	33,061	35,984
4.500%, 05/20/41	4,762,761	5,183,892
Ginnie Mae II Pool 4.300%, 08/20/61	1,205,837	1,254,269

MIST-351

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II Pool
4.533%, 12/20/61	9,410,290	$9,921,261
4.649%, 02/20/62	845,641	897,025
4.682%, 02/20/62	1,112,679	1,174,663
4.684%, 01/20/62	3,573,327	3,771,616
5.470%, 08/20/59	328,554	336,186
5.612%, 04/20/58	58,212	58,479
Government National Mortgage Association (CMO) 0.725%, 08/20/60 (b)	235,061	231,580
0.725%, 09/20/60 (b)	262,949	258,994
0.769%, 07/20/60 (b)	287,261	283,214
0.912%, 01/20/38 (b)	67,579	68,179
0.915%, 02/20/61 (b)	336,806	334,475
0.925%, 12/20/60 (b)	635,824	630,345
0.925%, 02/20/61 (b)	99,132	98,223
0.925%, 04/20/61 (b)	233,875	231,654
0.925%, 05/20/61 (b)	461,141	456,372
0.932%, 07/20/37 (b)	271,382	273,933
0.955%, 06/20/61 (b)	318,895	316,317
0.971%, 12/16/39 (b)	283,217	284,307
1.025%, 10/20/61 (b)	1,086,865	1,080,310
1.025%, 12/20/63 (b)	11,045,925	10,963,608
1.041%, 11/16/39 (b)	370,612	375,603
1.055%, 01/20/62 (b)	1,095,342	1,089,699
1.055%, 03/20/62 (b)	658,025	654,587
1.125%, 11/20/61 (b)	997,880	995,238
1.125%, 01/20/62 (b)	679,451	677,648
1.650%, 01/20/63	1,771,880	1,774,980
2.500%, 06/20/63	42,043,398	42,816,816
2.500%, 05/20/65	6,095,501	6,217,730
2.500%, 06/20/65	1,812,382	1,845,896
2.750%, 05/20/64	1,894,005	1,958,047
3.000%, 04/20/37	15,485	15,510
3.500%, 09/20/63	3,786,466	3,966,763
4.500%, 05/16/40	80,000	89,302
4.500%, 05/20/40 (c)	54,618	4,822
5.000%, 12/20/39	3,697,629	4,467,375
5.000%, 03/20/40	3,190,000	3,721,585
5.010%, 09/20/60 (b)	3,342,895	3,546,115
5.150%, 08/20/60	3,034,103	3,217,663
5.299%, 07/20/60 (b)	4,397,258	4,655,779
5.668%, 07/20/41 (b) (c)	405,073	60,153
8.091%, 04/20/39 (b)	2,052,056	2,300,546
8.224%, 08/20/39 (b)	3,854,787	4,465,600
9.018%, 05/20/41 (b)	130,928	156,638

		728,678,328

Federal Agencies—4.6%
Federal Home Loan Mortgage Corp. 1.250%, 08/01/19	3,000,000	3,024,345
6.250%, 07/15/32	7,568,000	11,065,884
6.750%, 03/15/31	481,000	726,169
Federal National Mortgage Association 1.375%, 02/26/21	6,891,000	6,890,442

Federal Agencies—(Continued)
Federal National Mortgage Association
1.500%, 11/30/20	4,482,000	4,526,851
2.625%, 09/06/24	7,000,000	7,378,140
6.625%, 11/15/30	1,430,000	2,125,185
Tennessee Valley Authority 1.750%, 10/15/18	7,486,000	7,629,963
4.250%, 09/15/65	8,970,000	9,461,529
5.250%, 09/15/39	557,000	710,892
5.500%, 06/15/38	6,117,000	8,037,610

		61,577,010

U.S. Treasury—31.3%
U.S. Treasury Bonds 2.500%, 02/15/45	27,003,000	26,330,031
2.500%, 02/15/46	5,000,000	4,875,195
2.875%, 08/15/45	1,120,000	1,178,100
3.000%, 11/15/44	9,140,000	9,862,992
3.000%, 11/15/45	9,700,000	10,471,829
3.625%, 02/15/44	49,159,000	59,637,929
4.375%, 02/15/38	15,000,000	20,274,030
4.375%, 05/15/40	7,000,000	9,418,556
4.375%, 05/15/41	8,466,000	11,431,081
5.000%, 05/15/37	9,000,000	13,167,072
5.250%, 02/15/29	29,405,000	40,372,153
5.375%, 02/15/31 (d)	4,933,000	7,073,266
U.S. Treasury Notes 0.750%, 01/31/18	716,000	716,252
0.750%, 02/28/18	4,000,000	4,000,936
0.875%, 07/15/18	117,000	117,215
1.000%, 12/31/17	28,931,000	29,070,013
1.250%, 03/31/21	13,708,000	13,720,310
1.500%, 01/31/22	13,650,000	13,718,782
1.500%, 02/28/23	31,990,000	31,901,292
1.500%, 03/31/23	5,000,000	4,985,155
1.625%, 02/15/26	7,000,000	6,898,283
1.750%, 12/31/20	2,823,000	2,892,141
2.000%, 07/31/22	15,709,000	16,199,294
2.000%, 11/30/22	51,135,000	52,687,050
2.000%, 08/15/25	7,331,000	7,471,895
2.125%, 06/30/21	1,000,000	1,042,148
2.250%, 11/15/24	1,113,000	1,160,389
2.250%, 11/15/25	14,600,000	15,194,833
2.375%, 08/15/24	3,098,000	3,262,581

		419,130,803

Total U.S. Treasury & Government Agencies (Cost $1,182,949,856)		1,209,386,141

Foreign Government—3.8%

Sovereign—3.8%
Hashemite Kingdom of Jordan Government AID Bonds 2.503%, 10/30/20	13,375,000	14,079,073
3.000%, 06/30/25	5,389,000	5,735,329

MIST-352

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Israel Government AID Bonds 5.500%, 09/18/23	13,878,000	$17,100,028
5.500%, 12/04/23	8,920,000	11,037,715
5.500%, 04/26/24	1,900,000	2,370,820

Total Foreign Government (Cost $50,331,263)		50,322,965

Mortgage-Backed Securities—3.0%

Collateralized Mortgage Obligations—1.3%
CSMC 1.208%, 10/26/37 (144A) (b)	2,988,504	2,937,541
National Credit Union Administration Guaranteed Notes Trust 0.808%, 11/06/17 (b)	1,549,957	1,548,360
0.818%, 03/06/20 (b)	237,596	237,499
0.888%, 01/08/20 (b)	7,764,251	7,760,103
Nomura Resecuritization Trust 2.880%, 03/26/37 (144A) (b)	2,392,479	2,373,657
RBSSP Resecuritization Trust 2.758%, 07/26/45 (144A) (b)	2,248,538	2,245,041
Thornburg Mortgage Securities Trust 1.073%, 09/25/43 (b)	501,735	480,736

		17,582,937

Commercial Mortgage-Backed Securities—1.7%
BBCMS Trust 3.323%, 09/10/28 (144A)	7,149,000	7,373,722
CDGJ Commercial Mortgage Trust 1.836%, 12/15/27 (144A) (b)	11,345,878	11,260,432
SCG Trust 1.836%, 11/15/26 (144A) (b)	3,750,000	3,726,928

		22,361,082

Total Mortgage-Backed Securities (Cost $40,174,581)		39,944,019

Asset-Backed Securities—1.8%

Asset-Backed - Automobile—1.6%
American Credit Acceptance Receivables Trust 1.950%, 09/12/19 (144A)	4,932,239	4,921,655
CPS Auto Receivables Trust 1.770%, 06/17/19 (144A)	10,957,276	10,936,205
Drive Auto Receivables Trust 1.230%, 06/15/18 (144A)	5,222,472	5,219,265

		21,077,125

Asset-Backed - Other—0.2%
Nationstar HECM Loan Trust 2.981%, 02/25/26 (144A)	2,473,663	2,473,911

Total Asset-Backed Securities (Cost $23,584,214)		23,551,036

Corporate Bonds & Notes—1.2%
Security Description	Principal Amount*	Value

Diversified Financial Services—1.2%
National Credit Union Administration Guaranteed Notes 3.450%, 06/12/21	8,645,000	$9,454,172
Private Export Funding Corp. 4.300%, 12/15/21	6,000,000	6,827,748

Total Corporate Bonds & Notes (Cost $16,500,459)		16,281,920

Short-Term Investment—2.7%

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $36,522,127 on 04/01/16, collateralized by $36,260,000 U.S. Treasury Note at 1.750% due 10/31/20 with a value of $37,257,150.	36,522,097	36,522,097

Total Short-Term Investments (Cost $36,522,097)		36,522,097

Total Investments—102.8% (Cost $1,350,062,470) (e)		1,376,008,178
Other assets and liabilities (net)—(2.8)%		(37,134,527)

Net Assets—100.0%		$1,338,873,651

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2016, the market value of securities pledged was $316,885.
(e)	As of March 31, 2016, the aggregate cost of investments was $1,350,062,470. The aggregate unrealized appreciation and depreciation of investments were $32,095,159 and $(6,149,451), respectively, resulting in net unrealized appreciation of $25,945,708.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $53,468,357, which is 4.0% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

MIST-353

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	2.500%	06/15/46	USD	1,250,000	$32,161
Receive	3M LIBOR	2.500%	06/15/46	USD	1,250,000	(22,233)

Net Unrealized Appreciation						$9,928

(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,209,386,141	$—	$1,209,386,141
Total Foreign Government*	—	50,322,965	—	50,322,965
Total Mortgage-Backed Securities*	—	39,944,019	—	39,944,019
Total Asset-Backed Securities*	—	23,551,036	—	23,551,036
Total Corporate Bonds & Notes*	—	16,281,920	—	16,281,920
Total Short-Term Investment*	—	36,522,097	—	36,522,097
Total Investments	$—	$1,376,008,178	$—	$1,376,008,178

Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$32,161	$—	$32,161
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(22,233)	—	(22,233)
Total Centrally Cleared Swap Contracts	$—	$9,928	$—	$9,928

*	See Schedule of Investments for additional detailed categorizations.

MIST-354

Met Investors Series Trust

Pyramis Managed Risk Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—77.0% of Net Assets

Security Description	Shares	Value

Investment Company Securities—77.0%
Energy Select Sector SPDR Fund	48,088	$2,977,609
Fidelity Blue Chip Growth Fund (a)	303,823	19,985,497
Fidelity Blue Chip Value Fund (a)	809,491	12,798,056
Fidelity Conservative Income Bond Fund (a)	1,296,582	12,991,749
Fidelity Contrafund (a)	431,169	41,676,801
Fidelity Corporate Bond Fund (a)	1,196,181	13,385,269
Fidelity Diversified International Fund (a)	131,848	4,486,773
Fidelity International Small Cap Opportunities Fund (a)	1,431,306	21,340,776
Fidelity Japan Smaller Companies Fund (a)	463,030	6,547,251
Fidelity Low-Priced Stock Fund (a)	160,849	7,756,145
Fidelity Mega Cap Stock Fund (a)	146,722	2,269,794
Fidelity Nordic Fund (a)	61,634	2,965,226
Fidelity Overseas Fund (a)	1,434,949	57,311,876
Fidelity Real Estate Income Fund (a)	90,558	1,045,043
Fidelity Real Estate Investment Portfolio (a)	134,154	5,779,353
Fidelity Small Cap Stock Fund (a)	376,725	6,581,394
Fidelity Stock Selector Large Cap Value Fund (a)	1,088,044	18,115,929
Fidelity Total Bond Fund (a)	14,950,077	157,125,309
Fidelity Value Discovery Fund (a)	1,759,863	41,040,011
iShares 20+ Year Treasury Bond ETF	140,300	18,324,583
iShares J.P. Morgan USD Emerging Markets Bond ETF	25,265	2,787,993
iShares TIPS Bond ETF	182,260	20,894,286
iShares U.S. Financial Services ETF	60,864	4,939,722
iShares U.S. Technology ETF	84,804	9,202,082
Spartan Inflation Protected Bond Index Fund (a)	961,510	9,413,182
SPDR Barclays High Yield Bond ETF	253,136	8,669,908
Vanguard Consumer Discretionary ETF	50,661	6,282,977
Vanguard Consumer Staples ETF	72,869	9,860,633
Vanguard Health Care ETF	29,501	3,637,473
Vanguard Industrials ETF	124,420	13,088,984
Vanguard Materials ETF	26,403	2,592,247
Vanguard Telecommunication Services ETF	97,063	8,999,681

Investment Company Securities—(Continued)
Vanguard Utilities ETF	36,863	3,963,878
Vanguard Value ETF	183,423	15,112,221
WisdomTree Europe Hedged Equity Fund	113,171	5,875,838
WisdomTree Japan Hedged Equity Fund	30,564	1,335,953

Total Mutual Funds (Cost $587,140,840)		581,161,502

Short-Term Investment—23.2%

Repurchase Agreement—23.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $174,738,598 on 04/01/16, collateralized by $176,255,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $178,237,869.	174,738,452	174,738,452

Total Short-Term Investments (Cost $174,738,452)		174,738,452

Total Investments—100.2% (Cost $761,879,292) (b)		755,899,954
Other assets and liabilities (net)—(0.2)%		(1,381,428)

Net Assets—100.0%		$754,518,526

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	As of March 31, 2016, the aggregate cost of investments was $761,879,292. The aggregate unrealized appreciation and depreciation of investments were $6,097,146 and $(12,076,484), respectively, resulting in net unrealized depreciation of $(5,979,338).
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
MSCI EAFE Mini Index Futures	06/17/16	211	USD	17,130,773	$18,252
MSCI Emerging Markets Mini Index Futures	06/17/16	323	USD	12,825,945	641,540
S&P 500 E-Mini Index Futures	06/17/16	607	USD	60,098,162	2,164,863
U.S. Treasury Note 10 Year Futures	06/21/16	1,312	USD	171,062,315	10,185
U.S. Treasury Ultra Long Bond Futures	06/21/16	314	USD	54,448,160	(273,348)

Net Unrealized Appreciation					$2,561,492

(USD)—	United States Dollar

MIST-355

Met Investors Series Trust

Pyramis Managed Risk Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$581,161,502	$—	$—	$581,161,502
Total Short-Term Investment*	—	174,738,452	—	174,738,452
Total Investments	$581,161,502	$174,738,452	$—	$755,899,954

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,834,840	$—	$—	$2,834,840
Futures Contracts (Unrealized Depreciation)	(273,348)	—	—	(273,348)
Total Futures Contracts	$2,561,492	$—	$—	$2,561,492

*	See Schedule of Investments for additional detailed categorizations.

MIST-356

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—29.9% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.2%
Omnicom Group, Inc. 4.450%, 08/15/20 (a)	1,855,000	$2,024,426
5.900%, 04/15/16	210,000	210,283

		2,234,709

Aerospace/Defense—0.3%
Lockheed Martin Corp. 3.550%, 01/15/26	3,110,000	3,294,305

Agriculture—0.4%
Altria Group, Inc. 4.750%, 05/05/21	660,000	748,548
10.200%, 02/06/39	304,000	556,883
Philip Morris International, Inc. 1.375%, 02/25/19	765,000	767,437
6.375%, 05/16/38	645,000	861,051
Reynolds American, Inc. 4.450%, 06/12/25	1,395,000	1,534,838
7.250%, 06/15/37	170,000	220,890

		4,689,647

Auto Manufacturers—0.3%
Ford Motor Credit Co. LLC 4.375%, 08/06/23	1,290,000	1,372,644
6.625%, 08/15/17	1,090,000	1,156,158
General Motors Financial Co., Inc. 3.100%, 01/15/19	520,000	526,219
3.150%, 01/15/20	595,000	596,810

		3,651,831

Auto Parts & Equipment—0.3%
Delphi Automotive plc 3.150%, 11/19/20	1,245,000	1,271,088
Delphi Corp. 4.150%, 03/15/24	560,000	575,809
Magna International, Inc. 4.150%, 10/01/25	1,850,000	1,960,165

		3,807,062

Banks—8.7%
Abbey National Treasury Services plc 1.475%, 08/24/18 (b)	1,500,000	1,488,721
Bank of America Corp. 3.300%, 01/11/23	1,410,000	1,421,847
3.950%, 04/21/25	3,785,000	3,765,908
5.625%, 07/01/20	1,045,000	1,174,280
Bank of Nova Scotia (The) 2.450%, 03/22/21	2,305,000	2,321,674
Barclays Bank plc 5.140%, 10/14/20	940,000	1,003,348
10.179%, 06/12/21 (144A)	625,000	794,154
Barclays plc 3.650%, 03/16/25	1,435,000	1,345,538
BB&T Corp. 2.450%, 01/15/20	1,500,000	1,526,011

Banks—(Continued)
BBVA Banco Continental S.A. 3.250%, 04/08/18 (144A)	330,000	334,950
BPCE S.A. 2.250%, 01/27/20	1,200,000	1,200,835
2.500%, 12/10/18	1,580,000	1,608,094
4.500%, 03/15/25 (144A)	1,060,000	1,049,507
4.875%, 04/01/26 (144A)	1,460,000	1,448,024
5.700%, 10/22/23 (144A)	535,000	566,679
Branch Banking & Trust Co. 1.350%, 10/01/17	3,150,000	3,154,656
Capital One Financial Corp. 3.200%, 02/05/25	970,000	960,277
Capital One N.A. 2.950%, 07/23/21	860,000	864,682
Citigroup, Inc. 2.150%, 07/30/18	965,000	970,284
3.700%, 01/12/26	1,085,000	1,113,447
4.300%, 11/20/26	2,685,000	2,672,058
Commonwealth Bank of Australia 2.400%, 11/02/20 (a)	905,000	915,092
Cooperatieve Rabobank UA 3.875%, 02/08/22	700,000	746,640
3.950%, 11/09/22	250,000	256,092
4.375%, 08/04/25	1,420,000	1,462,031
Credit Suisse AG 1.700%, 04/27/18	1,410,000	1,403,881
Danske Bank A/S 2.800%, 03/10/21 (144A)	3,275,000	3,324,934
Discover Bank 2.000%, 02/21/18	1,210,000	1,203,716
3.200%, 08/09/21	1,000,000	998,900
Fifth Third Bank 3.850%, 03/15/26	1,435,000	1,470,011
First Republic Bank 2.375%, 06/17/19	880,000	878,926
Goldman Sachs Group, Inc. (The) 2.236%, 11/29/23 (b)	1,070,000	1,066,801
3.625%, 01/22/23	2,635,000	2,717,805
4.250%, 10/21/25	1,020,000	1,037,123
5.150%, 05/22/45	1,340,000	1,361,283
5.250%, 07/27/21	1,460,000	1,643,412
5.750%, 01/24/22	2,000,000	2,307,440
6.750%, 10/01/37	495,000	591,246
HSBC Holdings plc 4.000%, 03/30/22	1,770,000	1,860,160
4.875%, 01/14/22	1,555,000	1,701,139
5.250%, 03/14/44	570,000	578,108
ING Bank NV 2.750%, 03/22/21 (144A)	1,070,000	1,085,986
JPMorgan Chase & Co. 3.875%, 09/10/24	5,620,000	5,763,597
Lloyds Bank plc 2.050%, 01/22/19	3,000,000	3,000,618
2.300%, 11/27/18	295,000	297,409
Morgan Stanley 3.750%, 02/25/23	1,140,000	1,187,840
4.350%, 09/08/26	1,415,000	1,456,150

MIST-357

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley 4.875%, 11/01/22	510,000	$552,557
5.450%, 01/09/17	1,870,000	1,929,243
5.500%, 01/26/20	755,000	841,418
PNC Bank N.A. 1.850%, 07/20/18	1,160,000	1,170,250
Regions Bank 2.250%, 09/14/18	545,000	544,064
Royal Bank of Scotland Group plc 1.875%, 03/31/17	1,670,000	1,666,693
4.800%, 04/05/26	1,325,000	1,329,386
Santander UK Group Holdings plc 2.875%, 10/16/20	685,000	681,524
Societe Generale S.A. 5.000%, 01/17/24 (144A)	3,030,000	3,094,587
Standard Chartered plc 1.700%, 04/17/18 (144A)	1,585,000	1,559,767
5.700%, 01/25/22	1,060,000	1,121,220
U.S. Bancorp 5.125%, 01/15/21 (a) (b)	3,065,000	3,122,622
UBS AG 1.330%, 03/26/18 (b)	1,960,000	1,956,895
UBS Group Funding Jersey, Ltd. 3.000%, 04/15/21 (144A)	2,240,000	2,244,117
Wells Fargo & Co. 3.000%, 02/19/25	1,940,000	1,955,749
4.100%, 06/03/26	3,000,000	3,148,644

		98,020,050

Beverages—1.0%
Anheuser-Busch InBev Finance, Inc. 3.300%, 02/01/23	4,590,000	4,771,869
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42	915,000	869,304
PepsiCo, Inc. 3.500%, 07/17/25 (a)	2,260,000	2,461,181
4.450%, 04/14/46	3,130,000	3,489,800

		11,592,154

Biotechnology—0.5%
Amgen, Inc. 3.875%, 11/15/21	955,000	1,035,084
4.500%, 03/15/20	900,000	985,944
5.750%, 03/15/40	605,000	712,533
Gilead Sciences, Inc. 4.500%, 04/01/21	1,180,000	1,318,578
4.500%, 02/01/45	1,725,000	1,827,136

		5,879,275

Chemicals—0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P. 2.450%, 05/01/20 (144A)	745,000	735,554
Eastman Chemical Co. 2.700%, 01/15/20	170,000	173,432

Chemicals—(Continued)
Eastman Chemical Co. 3.800%, 03/15/25	1,000,000	1,025,349
4.800%, 09/01/42	660,000	625,933
LYB International Finance B.V. 5.250%, 07/15/43	740,000	767,286
Monsanto Co. 4.700%, 07/15/64	720,000	622,150
Mosaic Co. (The) 3.750%, 11/15/21	255,000	264,831
4.875%, 11/15/41	335,000	314,689

		4,529,224

Commercial Services—0.1%
McGraw Hill Financial, Inc. 2.500%, 08/15/18	465,000	471,194

Computers—0.9%
Apple, Inc. 2.700%, 05/13/22	3,110,000	3,215,249
4.375%, 05/13/45	970,000	1,015,654
4.650%, 02/23/46	565,000	616,784
Hewlett Packard Enterprise Co. 4.400%, 10/15/22 (144A)	2,080,000	2,173,138
4.900%, 10/15/25 (144A)	1,190,000	1,224,708
International Business Machines Corp. 7.625%, 10/15/18	1,785,000	2,056,948

		10,302,481

Diversified Financial Services—1.1%
American Express Co. 2.650%, 12/02/22	1,170,000	1,166,328
American Express Credit Corp. 0.906%, 06/05/17 (b)	1,400,000	1,392,111
Capital One Bank USA N.A. 1.300%, 06/05/17	740,000	738,142
GE Capital International Funding Co. 3.373%, 11/15/25 (144A)	2,433,000	2,596,242
HSBC Finance Corp. 6.676%, 01/15/21	1,220,000	1,399,357
Navient Corp. 6.000%, 01/25/17	700,000	708,750
Visa, Inc. 4.300%, 12/14/45	4,045,000	4,425,262

		12,426,192

Electric—1.0%
Berkshire Hathaway Energy Co. 6.500%, 09/15/37	345,000	449,884
Duke Energy Carolinas LLC 4.300%, 06/15/20	540,000	596,874
Duke Energy Florida LLC 6.400%, 06/15/38	1,925,000	2,596,817
Electricite de France S.A. 4.750%, 10/13/35 (144A)	590,000	599,980
6.500%, 01/26/19 (144A)	180,000	202,485

MIST-358

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Georgia Power Co. 1.950%, 12/01/18	960,000	$969,920
4.300%, 03/15/42	545,000	555,082
Nisource Finance Corp. 4.800%, 02/15/44	230,000	242,613
6.125%, 03/01/22	830,000	973,854
PPL Electric Utilities Corp. 4.750%, 07/15/43	625,000	708,879
Public Service Co. of Colorado 4.750%, 08/15/41	1,065,000	1,216,995
Southern California Edison Co. 4.500%, 09/01/40	1,025,000	1,117,941
5.500%, 03/15/40	335,000	414,463
Southern Power Co. 5.250%, 07/15/43	670,000	652,528

		11,298,315

Electronics—0.0%
Honeywell International, Inc. 5.700%, 03/15/37	240,000	303,335

Environmental Control—0.1%
Republic Services, Inc. 5.250%, 11/15/21	415,000	472,590

Food—0.4%
Kroger Co. (The)
2.600%, 02/01/21	2,915,000	3,001,389
5.000%, 04/15/42	260,000	294,611
5.150%, 08/01/43	473,000	548,436
Tyson Foods, Inc. 5.150%, 08/15/44	310,000	346,610

		4,191,046

Forest Products & Paper—0.2%
International Paper Co.
5.150%, 05/15/46	1,560,000	1,570,114
7.300%, 11/15/39	210,000	249,970

		1,820,084

Gas—0.0%
Fermaca Enterprises S de RL de C.V. 6.375%, 03/30/38 (144A)	464,117	437,430

Healthcare-Products—0.3%
Becton Dickinson & Co. 4.685%, 12/15/44	700,000	756,113
Boston Scientific Corp. 2.650%, 10/01/18	940,000	956,656
Medtronic, Inc. 4.625%, 03/15/45	1,291,000	1,444,910

		3,157,679

Healthcare-Services—0.3%
Anthem, Inc. 4.650%, 01/15/43	1,296,000	1,283,654
Humana, Inc. 7.200%, 06/15/18	95,000	105,622
UnitedHealth Group, Inc. 1.700%, 02/15/19	2,435,000	2,455,174

		3,844,450

Housewares—0.2%
Newell Rubbermaid, Inc. 3.850%, 04/01/23	2,276,000	2,360,465

Insurance—1.3%
American International Group, Inc.
3.300%, 03/01/21	306,000	312,850
3.900%, 04/01/26	189,000	189,589
4.375%, 01/15/55	670,000	585,899
6.400%, 12/15/20	1,150,000	1,336,332
Aon plc 4.600%, 06/14/44	1,265,000	1,232,888
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42 (a)	425,000	459,941
Berkshire Hathaway, Inc. 2.750%, 03/15/23	1,010,000	1,030,044
CNA Financial Corp. 5.750%, 08/15/21	400,000	448,995
Hartford Financial Services Group, Inc. (The) 6.625%, 03/30/40	945,000	1,176,139
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (144A)	120,000	130,120
6.500%, 05/01/42 (144A)	960,000	1,120,313
Lincoln National Corp. 4.850%, 06/24/21	390,000	423,499
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	720,000	794,535
Pacific LifeCorp 5.125%, 01/30/43 (144A)	240,000	253,238
Prudential Financial, Inc. 5.800%, 11/16/41	1,105,000	1,246,986
Swiss Re Treasury U.S. Corp. 2.875%, 12/06/22 (144A)	260,000	261,055
4.250%, 12/06/42 (144A)	415,000	408,932
Voya Financial, Inc. 5.500%, 07/15/22	1,560,000	1,744,963
XLIT, Ltd. 5.500%, 03/31/45	1,100,000	1,055,413
5.750%, 10/01/21	300,000	341,288

		14,553,019

Media—1.2%
21st Century Fox America, Inc.
3.000%, 09/15/22	3,165,000	3,259,165
4.500%, 02/15/21	320,000	352,778
CCO Safari LLC 6.484%, 10/23/45 (144A)	1,975,000	2,197,634

MIST-359

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp. 4.500%, 01/15/43	825,000	$904,957
4.750%, 03/01/44	280,000	315,832
6.300%, 11/15/17	520,000	562,166
NBCUniversal Media LLC 4.375%, 04/01/21	1,990,000	2,225,224
Time Warner, Inc. 3.600%, 07/15/25	915,000	939,200
4.000%, 01/15/22	1,700,000	1,824,862
Viacom, Inc. 5.850%, 09/01/43	415,000	399,039

		12,980,857

Mining—0.7%
Barrick Gold Corp. 4.100%, 05/01/23	359,000	349,627
Barrick North America Finance LLC 4.400%, 05/30/21	655,000	669,610
BHP Billiton Finance USA, Ltd. 3.850%, 09/30/23	580,000	597,330
5.000%, 09/30/43	585,000	595,124
6.250%, 10/19/75 (144A) (a) (b)	1,395,000	1,407,206
Freeport-McMoRan, Inc. 3.875%, 03/15/23	1,145,000	775,738
Glencore Funding LLC 1.680%, 04/16/18 (144A) (b)	1,225,000	1,102,500
Rio Tinto Finance USA plc 2.250%, 12/14/18	1,150,000	1,154,266
3.500%, 03/22/22	530,000	532,436
Rio Tinto Finance USA, Ltd. 4.125%, 05/20/21 (a)	400,000	423,550

		7,607,387

Miscellaneous Manufacturing—0.5%
General Electric Co. 3.100%, 01/09/23	935,000	990,088
5.300%, 02/11/21	400,000	464,540
Ingersoll-Rand Luxembourg Finance S.A. 4.650%, 11/01/44	755,000	777,520
Siemens Financieringsmaatschappij NV 4.400%, 05/27/45 (144A)	1,390,000	1,524,876
Tyco International Finance S.A. 3.900%, 02/14/26	1,390,000	1,442,475

		5,199,499

Multi-National—0.1%
FMS Wertmanagement AoeR 1.625%, 11/20/18	1,215,000	1,232,451

Oil & Gas—2.2%
Anadarko Petroleum Corp. 3.450%, 07/15/24 (a)	1,920,000	1,709,806
4.850%, 03/15/21	485,000	490,144
ConocoPhillips Co. 3.350%, 11/15/24 (a)	2,190,000	2,115,619

Oil & Gas—(Continued)
Continental Resources, Inc. 5.000%, 09/15/22	1,395,000	1,202,316
Devon Energy Corp. 3.250%, 05/15/22	2,265,000	1,907,107
Ensco plc 4.700%, 03/15/21 (a)	2,250,000	1,570,208
EOG Resources, Inc. 2.625%, 03/15/23 (a)	2,446,000	2,317,812
EQT Corp. 4.875%, 11/15/21	1,000,000	956,989
Marathon Petroleum Corp. 5.000%, 09/15/54	1,145,000	896,189
5.125%, 03/01/21	830,000	863,438
Noble Energy, Inc. 4.150%, 12/15/21	1,615,000	1,612,227
6.000%, 03/01/41	350,000	326,353
Occidental Petroleum Corp. 2.700%, 02/15/23 (a)	2,713,000	2,678,295
Phillips 66 4.300%, 04/01/22	525,000	558,951
Statoil ASA 3.700%, 03/01/24 (a)	1,920,000	2,005,467
Suncor Energy, Inc. 3.600%, 12/01/24 (a)	1,805,000	1,786,995
6.850%, 06/01/39	520,000	577,632
Valero Energy Corp. 6.625%, 06/15/37	905,000	981,622
9.375%, 03/15/19	343,000	409,003

		24,966,173

Oil & Gas Services—0.0%
Schlumberger Investment S.A. 3.650%, 12/01/23	430,000	446,533

Pharmaceuticals—1.4%
AbbVie, Inc. 2.500%, 05/14/20	2,230,000	2,270,301
2.900%, 11/06/22	625,000	636,042
3.200%, 11/06/22	200,000	206,825
3.600%, 05/14/25	595,000	624,582
Actavis Funding SCS 4.550%, 03/15/35	430,000	443,033
4.750%, 03/15/45	2,135,000	2,245,390
4.850%, 06/15/44	1,450,000	1,544,160
AmerisourceBergen Corp. 4.250%, 03/01/45	560,000	540,767
EMD Finance LLC 2.400%, 03/19/20 (144A)	1,935,000	1,932,008
2.950%, 03/19/22 (144A)	1,168,000	1,192,194
Express Scripts Holding Co. 4.750%, 11/15/21	880,000	956,067
Mead Johnson Nutrition Co. 3.000%, 11/15/20	1,935,000	1,988,433
Wyeth LLC 5.950%, 04/01/37	640,000	822,289

		15,402,091

MIST-360

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—1.2%
Enbridge, Inc. 3.500%, 06/10/24	1,865,000	$1,680,559
Energy Transfer Partners L.P. 4.150%, 10/01/20	1,575,000	1,513,255
5.150%, 02/01/43	1,200,000	925,436
Enterprise Products Operating LLC 3.350%, 03/15/23	1,440,000	1,433,347
6.450%, 09/01/40	1,300,000	1,412,658
Kinder Morgan Energy Partners L.P. 4.250%, 09/01/24	1,500,000	1,420,508
ONEOK Partners L.P. 3.375%, 10/01/22	1,379,000	1,237,566
6.125%, 02/01/41	550,000	496,047
8.625%, 03/01/19	145,000	157,749
Plains All American Pipeline L.P. / PAA Finance Corp. 4.300%, 01/31/43	305,000	221,515
4.900%, 02/15/45	2,020,000	1,555,570
Williams Partners L.P. 3.350%, 08/15/22	420,000	342,765
4.000%, 09/15/25	1,230,000	989,777
5.400%, 03/04/44	555,000	415,809

		13,802,561

Real Estate—0.0%
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23	444,000	449,205

Real Estate Investment Trusts—1.1%
Alexandria Real Estate Equities, Inc. 3.900%, 06/15/23	410,000	414,788
4.500%, 07/30/29	540,000	543,271
American Tower Corp. 2.800%, 06/01/20	1,300,000	1,306,613
3.400%, 02/15/19	1,335,000	1,368,560
Crown Castle International Corp. 3.400%, 02/15/21	1,930,000	1,958,761
Digital Realty Trust L.P. 3.400%, 10/01/20	705,000	720,724
3.950%, 07/01/22	945,000	962,218
ERP Operating L.P. 4.625%, 12/15/21	562,000	625,339
Ventas Realty L.P. 3.500%, 02/01/25	3,225,000	3,169,253
Welltower, Inc. 4.125%, 04/01/19	1,395,000	1,463,686

		12,533,213

Retail—1.7%
AutoNation, Inc. 4.500%, 10/01/25	1,360,000	1,393,780
AutoZone, Inc. 2.875%, 01/15/23	880,000	870,261

Retail—(Continued)
CVS Health Corp. 2.250%, 12/05/18	2,445,000	2,504,416
5.125%, 07/20/45	1,780,000	2,061,457
Dollar General Corp. 4.150%, 11/01/25	900,000	945,581
Home Depot, Inc. (The) 4.250%, 04/01/46	350,000	385,277
4.400%, 04/01/21	700,000	783,769
5.950%, 04/01/41	990,000	1,309,347
Macy’s Retail Holdings, Inc. 2.875%, 02/15/23	790,000	750,400
3.450%, 01/15/21	364,000	374,966
3.875%, 01/15/22	146,000	150,126
5.125%, 01/15/42	450,000	384,901
McDonald’s Corp. 2.200%, 05/26/20	839,000	854,614
3.500%, 07/15/20	466,000	496,882
4.875%, 12/09/45	2,765,000	3,020,671
Signet UK Finance plc 4.700%, 06/15/24	740,000	733,284
Wal-Mart Stores, Inc. 3.625%, 07/08/20	1,480,000	1,614,985

		18,634,717

Software—0.3%
Microsoft Corp. 3.125%, 11/03/25	3,365,000	3,533,570

Telecommunications—1.2%
AT&T, Inc. 2.400%, 03/15/17	350,000	354,085
3.000%, 06/30/22	1,620,000	1,643,555
3.800%, 03/15/22	705,000	742,918
4.350%, 06/15/45	765,000	700,814
4.500%, 05/15/35	700,000	690,269
5.150%, 03/15/42	1,675,000	1,688,320
Deutsche Telekom International Finance B.V. 2.250%, 03/06/17 (144A)	1,550,000	1,563,702
Verizon Communications, Inc.
1.036%, 06/09/17 (b)	1,035,000	1,032,939
2.450%, 11/01/22	820,000	814,978
4.672%, 03/15/55	1,583,000	1,519,680
5.012%, 08/21/54	1,704,000	1,709,502
6.350%, 04/01/19	625,000	708,125

		13,168,887

Transportation—0.3%
Burlington Northern Santa Fe LLC 4.400%, 03/15/42	1,295,000	1,371,053
Canadian Pacific Railway Co. 5.750%, 01/15/42	395,000	450,693
Kansas City Southern de Mexico S.A. de C.V. 3.000%, 05/15/23	470,000	456,287
Union Pacific Corp. 3.646%, 02/15/24	360,000	388,483

MIST-361

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*/ Shares	Value

Transportation—(Continued)
Union Pacific Corp. 4.850%, 06/15/44	835,000	$953,208

		3,619,724

Total Corporate Bonds & Notes (Cost $332,883,155)		336,913,405

Common Stocks—29.6%

Aerospace & Defense—0.6%
Boeing Co. (The)	9,200	1,167,848
General Dynamics Corp.	5,900	775,083
Honeywell International, Inc.	8,500	952,425
Huntington Ingalls Industries, Inc.	2,000	273,880
Lockheed Martin Corp.	4,500	996,750
Meggitt plc	53,654	312,113
Raytheon Co.	5,800	711,254
Safran S.A.	4,113	287,596
Senior plc	21,214	69,218
United Technologies Corp.	14,800	1,481,480

		7,027,647

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc.	8,300	616,109
Cia de Distribucion Integral Logista Holdings S.A.	9,448	212,948
Deutsche Post AG	10,168	282,395
Expeditors International of Washington, Inc.	11,100	541,791
Oesterreichische Post AG	7,006	284,785
Royal Mail plc	36,781	252,877

		2,190,905

Airlines—0.1%
ANA Holdings, Inc.	6,000	16,874
Copa Holdings S.A. - Class A	400	27,100
Dart Group plc	13,800	131,598
Japan Airlines Co., Ltd.	34,300	1,255,865

		1,431,437

Auto Components—0.5%
BorgWarner, Inc.	7,800	299,520
Bridgestone Corp.	51,500	1,919,227
Cie Generale des Etablissements Michelin	3,433	350,467
Continental AG	2,094	476,560
Cooper Tire & Rubber Co.	2,700	99,954
Delphi Automotive plc	7,000	525,140
Gentex Corp. (a)	16,200	254,178
Hella KGaA Hueck & Co.	2,199	93,310
HI-LEX Corp.	1,900	52,084
Keihin Corp.	3,700	55,234
Lear Corp.	1,700	188,989
Magna International, Inc.	10,300	442,771
NHK Spring Co., Ltd.	10,500	100,196

Auto Components—(Continued)
Nissin Kogyo Co., Ltd.	5,400	72,704
Nokian Renkaat Oyj	3,084	108,768
Plastic Omnium S.A.	2,786	95,752
Showa Corp.	3,800	33,062
Stanley Electric Co., Ltd.	3,500	78,902
Toyota Boshoku Corp.	2,600	42,235
TS Tech Co., Ltd.	2,800	65,491
Valeo S.A.	1,275	198,248

		5,552,792

Automobiles—0.4%
Fuji Heavy Industries, Ltd.	50,200	1,767,327
Harley-Davidson, Inc. (a)	5,700	292,581
Isuzu Motors, Ltd.	21,300	219,796
Mazda Motor Corp.	4,000	61,808
Mitsubishi Motors Corp.	76,100	568,369
Peugeot S.A. (c)	5,333	91,247
Suzuki Motor Corp.	17,800	475,858
Thor Industries, Inc.	1,800	114,786
Toyota Motor Corp.	11,100	585,396

		4,177,168

Banks—1.9%
Aichi Bank, Ltd. (The)	600	25,126
Aozora Bank, Ltd. (a)	141,000	491,416
Awa Bank, Ltd. (The) (a)	25,000	121,008
Bank Hapoalim B.M.	49,604	257,247
Bank of America Corp.	143,600	1,941,472
Bank of Kyoto, Ltd. (The)	20,000	130,370
Barclays plc	267,605	572,420
BB&T Corp.	26,100	868,347
BNP Paribas S.A.	15,580	781,236
BOC Hong Kong Holdings, Ltd.	98,500	294,106
C&F Financial Corp.	181	6,914
Citigroup, Inc.	42,800	1,786,900
Comerica, Inc.	9,300	352,191
Commerzbank AG (c)	11,959	103,929
Commonwealth Bank of Australia	1,655	94,932
Cullen/Frost Bankers, Inc.	3,800	209,418
Dah Sing Banking Group, Ltd.	20,000	35,180
Dah Sing Financial Holdings, Ltd.	11,200	68,862
Fifth Third Bancorp	31,900	532,411
First Financial Corp.	1,000	34,210
Glacier Bancorp, Inc.	4,000	101,680
Hachijuni Bank, Ltd. (The)	32,000	137,580
Hang Seng Bank, Ltd.	19,200	340,044
HSBC Holdings plc	251,878	1,560,718
HSBC Holdings plc (Hong Kong Listed Shares) (a)	44,800	278,947
International Bancshares Corp.	5,800	143,028
Iyo Bank, Ltd. (The) (a)	14,400	94,062
Japan Post Bank Co., Ltd.	13,100	161,141
JPMorgan Chase & Co.	43,100	2,552,382
KB Financial Group, Inc.	4,550	126,690
KeyCorp	38,500	425,040

MIST-362

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc. (a)	147,900	$684,837
PNC Financial Services Group, Inc. (The)	11,600	981,012
Regions Financial Corp.	23,700	186,045
Royal Bank of Scotland Group plc (c)	148,368	471,834
San-In Godo Bank, Ltd. (The)	13,200	81,587
Seven Bank, Ltd. (a)	62,700	266,842
Shinsei Bank, Ltd.	76,000	99,213
Shizuoka Bank, Ltd. (The)	32,000	230,755
Societe Generale S.A.	11,345	417,340
Sumitomo Mitsui Financial Group, Inc.	17,600	533,216
U.S. Bancorp	2,600	105,534
United Overseas Bank, Ltd.	12,500	174,925
Wells Fargo & Co.	55,700	2,693,652
WesBanco, Inc.	2,400	71,304
Yamanashi Chuo Bank, Ltd. (The)	7,000	25,615

		21,652,718

Beverages—0.6%
Anheuser-Busch InBev S.A.	10,367	1,292,366
Coca-Cola Co. (The)	48,000	2,226,720
Diageo plc	41,201	1,111,882
PepsiCo, Inc.	19,200	1,967,616

		6,598,584

Biotechnology—0.5%
AbbVie, Inc.	12,458	711,601
Abcam plc	19,512	164,804
Actelion, Ltd. (c)	2,007	299,204
Amgen, Inc.	11,360	1,703,205
Biogen, Inc. (c)	1,700	442,544
CSL, Ltd.	5,387	417,862
Gilead Sciences, Inc.	18,100	1,662,666
Regeneron Pharmaceuticals, Inc. (c)	400	144,176
United Therapeutics Corp. (a) (c)	2,200	245,146

		5,791,208

Building Products—0.0%
Aica Kogyo Co., Ltd.	6,200	130,156
Daikin Industries, Ltd. (a)	1,800	134,451
Sekisui Jushi Corp.	3,000	40,115

		304,722

Capital Markets—0.8%
Ashmore Group plc (a)	48,203	198,167
Azimut Holding S.p.A.	8,845	203,212
BinckBank NV	9,157	67,973
BT Investment Management, Ltd.	8,365	61,831
CI Financial Corp. (a)	17,500	386,718
Close Brothers Group plc	8,501	153,508
Daiwa Securities Group, Inc. (a)	2,000	12,265
Deutsche Bank AG	19,261	327,722
Eaton Vance Corp.	6,800	227,936
Federated Investors, Inc. - Class B	5,800	167,330
Franklin Resources, Inc.	15,900	620,895
Goldman Sachs Group, Inc. (The)	7,790	1,222,874

Capital Markets—(Continued)
Jupiter Fund Management plc	37,980	222,036
Macquarie Group, Ltd.	13,808	695,882
Matsui Securities Co., Ltd. (a)	16,300	138,547
Mediobanca S.p.A.	22,839	164,273
Morgan Stanley	27,800	695,278
Nomura Holdings, Inc. (a)	115,200	512,798
Perpetual, Ltd.	3,842	127,579
Platinum Asset Management, Ltd.	39,666	192,876
SEI Investments Co.	6,600	284,130
T. Rowe Price Group, Inc.	7,500	550,950
Tetragon Financial Group, Ltd.	2,330	22,463
UBS Group AG	70,308	1,126,120
Waddell & Reed Financial, Inc. - Class A (a)	6,000	141,240

		8,524,603

Chemicals—1.0%
Air Liquide S.A.	1,173	131,573
Asahi Kasei Corp.	52,000	350,520
BASF SE	17,835	1,344,811
Daicel Corp.	26,600	362,566
Dow Chemical Co. (The)	21,800	1,108,748
DuluxGroup, Ltd.	29,642	142,357
Eastman Chemical Co.	4,900	353,927
Fujimori Kogyo Co., Ltd.	1,600	37,508
Hexpol AB	24,564	272,367
Innospec, Inc.	1,600	69,376
Johnson Matthey plc	13,878	545,278
JSR Corp.	18,100	259,533
Lintec Corp.	2,800	49,983
LyondellBasell Industries NV - Class A	10,900	932,822
Mitsubishi Gas Chemical Co., Inc.	34,000	182,589
Monsanto Co.	8,300	728,242
Mosaic Co. (The)	5,300	143,100
Nihon Parkerizing Co., Ltd.	11,900	107,579
Nippon Kayaku Co., Ltd. (a)	19,000	191,695
Nippon Pillar Packing Co., Ltd.	1,000	8,696
Nippon Shokubai Co., Ltd.	1,700	86,315
Nitto Denko Corp. (a)	21,500	1,194,463
NOF Corp.	3,000	21,261
Potash Corp. of Saskatchewan, Inc.	37,100	631,593
Shikoku Chemicals Corp.	2,000	17,308
Shin-Etsu Chemical Co., Ltd.	14,100	729,253
Sika AG	93	367,143
Sumitomo Chemical Co., Ltd.	4,000	18,027
Teijin, Ltd.	123,000	428,187
Ube Industries, Ltd.	167,000	294,415
Westlake Chemical Corp.	4,200	194,460
Yara International ASA	11,984	449,738

		11,755,433

Commercial Services & Supplies—0.2%
Berendsen plc	17,596	303,858
Cabcharge Australia, Ltd.	2,996	7,416
Copart, Inc. (c)	1,700	69,309
Deluxe Corp.	4,400	274,956
HNI Corp.	5,100	199,767

MIST-363

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Intrum Justitia AB	13,443	$472,528
Mitie Group plc (a)	46,671	171,748
Mitsubishi Pencil Co., Ltd.	1,600	68,491
Pilot Corp.	3,100	118,095
Ritchie Bros Auctioneers, Inc. (a)	8,300	224,316
Sohgo Security Services Co., Ltd.	300	16,253
Transcontinental, Inc. - Class A	6,600	104,584

		2,031,321

Communications Equipment—0.2%
Cisco Systems, Inc.	65,500	1,864,785
F5 Networks, Inc. (c)	1,900	201,115
Harris Corp.	1,800	140,148

		2,206,048

Construction & Engineering—0.1%
Arcadis NV	4,114	76,498
Ausdrill, Ltd. (c)	4,930	1,840
Boskalis Westminster	5,869	229,977
Decmil Group, Ltd.	14,456	8,518
MACA, Ltd.	10,971	7,604
Maeda Road Construction Co., Ltd.	4,000	65,790
Nichireki Co., Ltd.	2,000	14,397
Obayashi Corp.	1,700	16,758
Vinci S.A.	6,776	503,168

		924,550

Construction Materials—0.1%
Imerys S.A.	6,215	433,092
Sumitomo Osaka Cement Co., Ltd.	4,000	15,704
Taiheiyo Cement Corp.	182,000	417,727

		866,523

Consumer Finance—0.2%
American Express Co.	14,300	878,020
Capital One Financial Corp.	8,100	561,411
Discover Financial Services	11,900	605,948

		2,045,379

Containers & Packaging—0.1%
Bemis Co., Inc.	7,100	367,638
CCL Industries, Inc. - Class B	1,589	301,589
Sonoco Products Co.	15,200	738,264
WestRock Co.	761	29,702

		1,437,193

Distributors—0.1%
Genuine Parts Co.	6,300	625,968

Diversified Consumer Services—0.0%
Meiko Network Japan Co., Ltd.	1,100	11,971

Diversified Financial Services—0.3%
Banca Mediolanum S.p.A.	49,896	397,023
Berkshire Hathaway, Inc. - Class B (c)	4,600	652,648

Diversified Financial Services—(Continued)
FactSet Research Systems, Inc.	1,000	151,530
IG Group Holdings plc	12,699	145,659
Investor AB - B Shares	12,638	446,980
Japan Exchange Group, Inc.	10,300	157,281
ORIX Corp.	100,600	1,429,526
RMB Holdings, Ltd. (a)	22,762	94,081
Sofina S.A.	999	118,846

		3,593,574

Diversified Telecommunication Services—0.6%
AT&T, Inc.	32,548	1,274,905
CenturyLink, Inc. (a)	8,600	274,856
Chunghwa Telecom Co., Ltd.	55,000	187,061
Elisa Oyj (a)	9,836	381,061
Nippon Telegraph & Telephone Corp.	18,100	778,256
Proximus	10,445	356,959
Singapore Telecommunications, Ltd.	268,500	756,662
Telenor ASA	45,986	742,700
TeliaSonera AB	114,447	593,946
Telstra Corp., Ltd.	194,223	791,658
Verizon Communications, Inc.	8,800	475,904
Verizon Communications, Inc. (London Listed Shares)	10,693	578,278

		7,192,246

Electric—0.0%
Cia Energetica de Minas Gerais (ADR)	118,800	268,488

Electric Utilities—0.1%
Chubu Electric Power Co., Inc.	1,200	16,719
CLP Holdings, Ltd.	27,000	244,549
Fortum Oyj (a)	28,950	436,291
Tohoku Electric Power Co., Inc.	26,100	336,600
Transmissora Alianca de Energia Eletrica S.A.	21,700	121,788

		1,155,947

Electrical Equipment—0.4%
Eaton Corp. plc	9,600	600,576
Emerson Electric Co.	19,200	1,044,096
Legrand S.A.	10,578	592,161
Mitsubishi Electric Corp.	37,000	387,491
Nidec Corp.	13,200	902,660
Nitto Kogyo Corp.	2,600	41,321
Rockwell Automation, Inc.	4,200	477,750
Saft Groupe S.A.	1,457	44,067
Schneider Electric SE	735	46,420

		4,136,542

Electronic Equipment, Instruments & Components—0.3%
Corning, Inc.	13,300	277,837
Delta Electronics, Inc.	32,000	140,218
Flytech Technology Co., Ltd.	15,008	51,529
Halma plc	13,639	178,424
Hitachi, Ltd.	24,000	112,213
Ibiden Co., Ltd.	4,000	48,777
II-VI, Inc. (c)	2,900	62,959

MIST-364

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Kyocera Corp.	5,700	$250,926
MTS Systems Corp.	1,100	66,935
Nippon Electric Glass Co., Ltd.	15,000	76,731
Simplo Technology Co., Ltd.	17,000	60,950
Spectris plc	7,584	199,858
TDK Corp.	20,200	1,120,971
Yokogawa Electric Corp.	22,200	229,295

		2,877,623

Energy Equipment & Services—0.7%
Baker Hughes, Inc.	16,059	703,866
Core Laboratories NV (a)	3,095	347,909
Exterran Corp. (c)	4,000	61,840
FMC Technologies, Inc. (c)	24,853	679,978
Halliburton Co.	24,190	864,067
Helmerich & Payne, Inc.	6,267	367,998
John Wood Group plc	19,283	170,113
National Oilwell Varco, Inc. (a)	23,956	745,032
Oceaneering International, Inc.	19,485	647,681
Schlumberger, Ltd.	22,903	1,689,096
ShawCor, Ltd.	3,900	84,771
Tenaris S.A. (a)	76,583	951,978
TGS Nopec Geophysical Co. ASA	9,037	137,407
Transocean Partners LLC	7,400	65,564

		7,517,300

Food & Staples Retailing—0.5%
Ain Holdings, Inc.	100	5,117
Alimentation Couche Tard, Inc. - Class B	2,600	115,711
Axfood AB (a)	18,576	342,791
Colruyt S.A.	4,137	241,015
Create SD Holdings Co., Ltd.	8,000	200,643
CVS Health Corp.	2,400	248,952
FamilyMart Co., Ltd.	8,300	431,305
Koninklijke Ahold NV	18,914	424,589
Lawson, Inc.	14,000	1,170,016
Metro, Inc.	432	14,988
North West Co., Inc. (The) (a)	3,300	73,483
President Chain Store Corp.	18,000	131,038
Sysco Corp.	12,100	565,433
Wal-Mart Stores, Inc.	20,900	1,431,441

		5,396,522

Food Products—0.4%
Calbee, Inc.	8,500	336,967
Flowers Foods, Inc. (a)	8,100	149,526
General Mills, Inc.	15,700	994,595
Nestle S.A.	36,689	2,739,696
Origin Enterprises plc	9,662	73,889
Saputo, Inc.	3,300	105,803

		4,400,476

Gas Utilities—0.2%
Ascopiave S.p.A.	14,158	36,878
Osaka Gas Co., Ltd.	134,000	513,916

Gas Utilities—(Continued)
Perusahaan Gas Negara Persero Tbk PT	569,300	112,217
Shizuoka Gas Co., Ltd.	4,900	32,807
Toho Gas Co., Ltd. (a)	82,000	581,910
Tokyo Gas Co., Ltd.	139,000	647,781

		1,925,509

Health Care Equipment & Supplies—0.6%
C.R. Bard, Inc.	3,100	628,277
Coltene Holding AG	471	31,842
DiaSorin S.p.A.	5,049	291,196
Essilor International S.A.	361	44,481
Hoya Corp.	33,400	1,269,830
Medtronic plc	5,500	412,500
Meridian Bioscience, Inc. (a)	11,300	232,893
ResMed, Inc.	11,500	664,930
Sartorius Stedim Biotech	135	51,284
Smith & Nephew plc	32,921	540,655
St. Jude Medical, Inc.	14,400	792,000
St. Shine Optical Co., Ltd.	13,000	264,671
Sysmex Corp.	11,000	685,672
Varian Medical Systems, Inc. (a) (c)	5,700	456,114

		6,366,345

Health Care Providers & Services—0.5%
Aetna, Inc.	7,489	841,389
BML, Inc.	1,500	57,997
Cardinal Health, Inc.	3,300	270,435
Centene Corp. (a) (c)	3,400	209,338
Chemed Corp. (a)	2,700	365,715
Express Scripts Holding Co. (c)	15,100	1,037,219
Life Healthcare Group Holdings, Ltd.	71,122	171,507
McKesson Corp.	900	141,525
Medical Facilities Corp. (a)	2,700	32,785
MEDNAX, Inc. (c)	4,500	290,790
Molina Healthcare, Inc. (a) (c)	1,900	122,531
Quest Diagnostics, Inc.	8,700	621,615
UnitedHealth Group, Inc.	13,800	1,778,820

		5,941,666

Health Care Technology—0.0%
AGFA-Gevaert NV (c)	9,799	43,727
Computer Programs & Systems, Inc. (a)	4,713	245,642
Quality Systems, Inc.	12,900	196,596

		485,965

Hotels, Restaurants & Leisure—0.4%
Brinker International, Inc. (a)	500	22,975
Cracker Barrel Old Country Store, Inc. (a)	1,400	213,738
Darden Restaurants, Inc.	5,600	371,280
Flight Centre Travel Group, Ltd. (a)	5,760	190,303
McDonald’s Corp.	10,900	1,369,912
Oriental Land Co., Ltd. (a)	11,900	842,467
Restaurant Group plc (The)	21,365	120,079
Starbucks Corp.	9,300	555,210
William Hill plc	58,896	275,949

MIST-365

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Yum! Brands, Inc.	7,000	$572,950

		4,534,863

Household Durables—0.1%
Casio Computer Co., Ltd. (a)	800	16,094
Fujitsu General, Ltd.	9,000	138,614
Garmin, Ltd. (a)	7,000	279,720
Iida Group Holdings Co., Ltd.	5,700	110,833
Leggett & Platt, Inc.	5,500	266,200
Nikon Corp. (a)	11,100	169,786
Sekisui Chemical Co., Ltd.	29,800	366,795
Token Corp.	300	24,462
Tupperware Brands Corp. (a)	3,100	179,738

		1,552,242

Household Products—0.3%
Energizer Holdings, Inc.	3,700	149,887
Kimberly-Clark Corp.	1,400	188,314
Procter & Gamble Co. (The)	31,300	2,576,303
Unicharm Corp.	700	15,193

		2,929,697

Independent Power and Renewable Electricity Producers—0.0%
Tractebel Energia S.A.	28,000	285,634

Industrial Conglomerates—0.4%
3M Co.	9,400	1,566,322
General Electric Co.	56,000	1,780,240
Hopewell Holdings, Ltd.	26,500	85,603
Siemens AG	6,813	722,122
Smiths Group plc	22,288	342,696

		4,496,983

Insurance—1.2%
Admiral Group plc	11,371	322,919
Aegon NV	28,089	153,797
Aflac, Inc.	13,100	827,134
Ageas	4,342	172,273
American Equity Investment Life Holding Co.	6,100	102,480
American Financial Group, Inc.	5,800	408,146
American International Group, Inc.	13,900	751,295
AMERISAFE, Inc.	1,000	52,540
Assured Guaranty, Ltd.	9,800	247,940
AXA S.A.	32,834	771,922
Axis Capital Holdings, Ltd.	5,700	316,122
Baloise Holding AG	992	125,674
Beazley plc	28,226	145,460
Chesnara plc	7,256	34,369
China Life Insurance Co., Ltd. - Class H	63,000	154,426
Chubb, Ltd.	1,694	201,840
CNA Financial Corp.	2,646	85,148
Direct Line Insurance Group plc	73,564	389,602
Everest Re Group, Ltd.	1,800	355,374
FBL Financial Group, Inc. - Class A	2,858	175,824
Federated National Holding Co.	3,200	62,912

Insurance—(Continued)
Grupo Catalana Occidente S.A.	8,413	238,681
HCI Group, Inc. (a)	2,200	73,260
Horace Mann Educators Corp.	5,500	174,295
Legal & General Group plc	237,023	795,564
Lincoln National Corp.	12,200	478,240
Manulife Financial Corp.	39,000	551,931
MBIA, Inc. (c)	5,100	45,135
National Western Life Group, Inc. - Class A	400	92,252
NN Group NV	7,900	257,740
Principal Financial Group, Inc.	17,600	694,320
Prudential plc	50,968	945,318
RenaissanceRe Holdings, Ltd.	2,300	275,609
Sampo Oyj - A Shares	16,198	766,413
Sony Financial Holdings, Inc. (a)	24,489	312,699
St. James’s Place plc	36,708	481,297
T&D Holdings, Inc.	15,400	143,514
Torchmark Corp.	8,700	471,192
United Insurance Holdings Corp.	3,344	64,238
Universal Insurance Holdings, Inc.	4,800	85,440
Validus Holdings, Ltd.	4,300	202,917

		13,007,252

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (c)	2,400	1,424,736
Priceline Group, Inc. (The) (c)	205	264,237

		1,688,973

Internet Software & Services—0.7%
Alphabet, Inc. - Class A (c)	2,700	2,059,830
Alphabet, Inc. - Class C (c)	2,860	2,130,557
carsales.com, Ltd. (a)	16,631	149,633
eBay, Inc. (c)	26,700	637,062
Facebook, Inc. - Class A (c)	15,000	1,711,500
j2 Global, Inc. (a)	2,346	144,467
Mixi, Inc.	1,700	63,097
Moneysupermarket.com Group plc	25,964	118,306
Yahoo Japan Corp. (a)	135,200	574,069

		7,588,521

IT Services—1.0%
Accenture plc - Class A	9,900	1,142,460
Amadeus IT Holding S.A. - A Shares	6,492	277,463
Amdocs, Ltd.	6,800	410,856
Automatic Data Processing, Inc.	7,500	672,825
CGI Group, Inc. - Class A (c)	9,500	454,025
Cognizant Technology Solutions Corp. - Class A (c)	9,300	583,110
CSG Systems International, Inc.	2,100	94,836
CSRA, Inc.	5,100	137,190
Future Architect, Inc.	5,100	39,644
GMO Payment Gateway, Inc. (a)	1,400	94,741
Infosys, Ltd. (ADR)	11,400	216,828
International Business Machines Corp.	12,900	1,953,705
Iress, Ltd.	18,987	168,298
Jack Henry & Associates, Inc.	3,000	253,710
Kanematsu Electronics, Ltd.	800	13,409

MIST-366

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
MasterCard, Inc. - Class A	4,900	$463,050
NeuStar, Inc. - Class A (a) (c)	2,200	54,120
Otsuka Corp.	6,200	326,608
Paychex, Inc.	10,000	540,100
PayPal Holdings, Inc. (c)	11,700	451,620
Poletowin Pitcrew Holdings, Inc.	3,300	27,869
Syntel, Inc. (c)	5,176	258,438
Teradata Corp. (c)	6,600	173,184
Tieto Oyj	2,469	64,191
Total System Services, Inc.	9,200	437,736
Visa, Inc. - Class A (a)	12,000	917,760
Western Union Co. (The) (a)	26,500	511,185

		10,738,961

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	20,200	439,550
Hasbro, Inc.	4,500	360,450
Heiwa Corp.	3,900	80,684
Mattel, Inc. (a)	6,300	211,806
Polaris Industries, Inc. (a)	2,200	216,656

		1,309,146

Life Sciences Tools & Services—0.1%
Bio-Techne Corp.	2,800	264,656
Tecan Group AG	712	107,997
Waters Corp. (c)	3,700	488,104

		860,757

Machinery—0.9%
Alfa Laval AB	32,028	521,073
Atlas Copco AB - A Shares	22,182	557,940
Cummins, Inc.	7,900	868,526
Daiwa Industries, Ltd.	2,000	16,735
Dover Corp.	10,300	662,599
FANUC Corp. (a)	14,600	2,266,957
Fukushima Industries Corp.	1,000	23,156
Hillenbrand, Inc.	13,100	392,345
Hino Motors, Ltd.	12,200	131,839
Hoshizaki Electric Co., Ltd.	4,800	399,846
Illinois Tool Works, Inc.	6,200	635,128
IMI plc	30,495	415,176
JTEKT Corp.	1,100	14,260
Kone Oyj - Class B (a)	11,645	559,128
Lincoln Electric Holdings, Inc.	1,900	111,283
NSK, Ltd.	34,500	314,596
Parker-Hannifin Corp.	5,300	588,724
Rational AG	232	123,607
Rotork plc	48,881	128,310
SKF AB - B Shares (a)	24,323	438,983
Spirax-Sarco Engineering plc	827	43,085
Standex International Corp.	900	70,029
Tsubakimoto Chain Co.	16,000	98,789
Wabtec Corp. (a)	2,000	158,580
Weir Group plc (The)	8,445	134,315
Yangzijiang Shipbuilding Holdings, Ltd.	172,700	125,627

		9,800,636

Marine—0.0%
Kuehne & Nagel International AG	1,995	283,514

Media—0.7%
Comcast Corp. - Class A	24,400	1,490,352
Daiichikosho Co., Ltd.	9,000	391,733
Gannett Co., Inc.	4,450	67,373
John Wiley & Sons, Inc. - Class A	7,000	342,230
Meredith Corp.	1,600	76,000
Metropole Television S.A.	5,666	103,213
Omnicom Group, Inc. (a)	8,200	682,486
ProSiebenSat.1 Media SE	4,225	217,130
Publicis Groupe S.A.	7,283	510,397
REA Group, Ltd. (a)	567	23,394
RELX NV	15,974	278,046
RTL Group S.A. (c)	2,535	214,597
Scripps Networks Interactive, Inc. - Class A (a)	4,200	275,100
SES S.A.	9,568	279,609
Shaw Communications, Inc. - Class B (a)	10,800	208,641
SKY Network Television, Ltd.	27,790	95,401
TEGNA, Inc.	3,200	75,072
Time Warner, Inc.	3,200	232,160
Viacom, Inc. - Class B	10,400	429,312
Walt Disney Co. (The)	17,000	1,688,270
Wolters Kluwer NV	7,237	288,314
WPP plc	16,711	389,428

		8,358,258

Metals & Mining—0.4%
Acacia Mining plc	9,163	37,001
Agnico Eagle Mines, Ltd.	2,400	86,834
Asahi Holdings, Inc.	5,100	68,669
Aurubis AG	2,029	100,929
BHP Billiton plc	18,148	204,900
BHP Billiton, Ltd.	41,290	535,572
Boliden AB	12,664	201,095
Centerra Gold, Inc.	20,800	96,573
Dominion Diamond Corp.	7,900	87,592
Goldcorp, Inc.	14,000	227,126
Highland Gold Mining, Ltd.	5,802	5,513
Hitachi Metals, Ltd.	22,500	231,308
IAMGOLD Corp. (c)	10,100	22,241
Iluka Resources, Ltd.	27,719	138,557
Industrias Penoles S.A.B. de C.V.	6,963	87,999
KGHM Polska Miedz S.A.	3,843	78,095
Koza Altin Isletmeleri A/S	2,462	15,772
Kumba Iron Ore, Ltd. (a) (c)	2,066	11,071
Lundin Mining Corp. (c)	21,900	68,967
MMC Norilsk Nickel PJSC (ADR)	6,172	79,989
Nevsun Resources, Ltd. (a)	8,300	26,841
Newmont Mining Corp.	8,700	231,246
OZ Minerals, Ltd.	15,570	59,642
Rio Tinto plc	17,029	480,545
Rio Tinto, Ltd. (a)	8,354	274,005
Sandfire Resources NL	16,926	73,613
SEMAFO, Inc. (c)	18,600	66,308
Sibanye Gold, Ltd.	15,437	59,185
Sumitomo Metal Mining Co., Ltd. (a)	24,000	238,161

MIST-367

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Troy Resources, Ltd. (c)	2,277	$952
Turquoise Hill Resources, Ltd. (c)	68,000	173,829
Vale S.A.	6,400	26,966
Western Areas, Ltd. (d)	21,277	35,269
Yamato Kogyo Co., Ltd.	3,600	78,111

		4,210,476

Multi-Utilities—0.0%
ACEA S.p.A.	2,452	37,522

Multiline Retail—0.1%
Don Quijote Holdings Co., Ltd.	500	17,325
Kohl’s Corp.	4,200	195,762
Lifestyle International Holdings, Ltd. (a)	21,500	28,994
Next plc	3,055	236,188
Nordstrom, Inc. (a)	1,200	68,652
Ryohin Keikaku Co., Ltd.	3,500	738,373
Target Corp.	1,300	106,964

		1,392,258

Oil, Gas & Consumable Fuels—3.0%
ARC Resources, Ltd.	17,796	258,838
Bonterra Energy Corp.	3,500	57,024
BP plc	491,962	2,464,859
Cairn Energy plc (c)	17,935	51,471
Cameco Corp. (a)	18,800	241,306
Cenovus Energy, Inc.	59,557	774,986
Chevron Corp.	39,714	3,788,716
Cimarex Energy Co.	4,907	477,304
CNOOC, Ltd.	97,000	113,651
ConocoPhillips	9,000	362,430
CVR Energy, Inc. (a)	4,800	125,280
DNO ASA (a) (c)	45,045	34,446
Ecopetrol S.A. (ADR) (a)	11,100	95,571
Eni S.p.A.	77,838	1,176,538
Etablissements Maurel et Prom (c)	27,417	96,415
Exxon Mobil Corp.	60,301	5,040,561
Galp Energia SGPS S.A.	25,904	325,173
Gazprom PAO (ADR)	8,163	35,183
Hess Corp.	20,039	1,055,053
HollyFrontier Corp.	7,200	254,304
Husky Energy, Inc.	21,100	262,704
Inpex Corp.	127,900	969,294
Japan Petroleum Exploration Co., Ltd.	5,500	122,872
LinnCo LLC (a)	43,300	15,480
Lukoil PJSC (ADR)	2,590	99,495
Magellan Midstream Partners L.P.	5,300	364,640
Marathon Oil Corp.	27,900	310,806
Marathon Petroleum Corp.	23,200	862,576
Murphy Oil Corp. (a)	6,100	153,659
Nippon Gas Co., Ltd.	7,500	168,919
Oasis Petroleum, Inc. (c)	6,000	43,680
Occidental Petroleum Corp.	17,010	1,163,994
Oil Search, Ltd.	87,341	453,988
Phillips 66	900	77,931
Polskie Gornictwo Naftowe i Gazownictwo S.A.	142,606	203,235

Oil, Gas & Consumable Fuels—(Continued)
PTT Exploration & Production PCL	18,300	36,543
PTT Exploration & Production PCL (NVDR)	66,900	133,493
QEP Resources, Inc.	10,300	145,333
REX American Resources Corp. (a) (c)	2,100	116,487
Royal Dutch Shell plc - A Shares	33,888	817,528
Royal Dutch Shell plc - A Shares	6,248	151,313
Royal Dutch Shell plc - B Shares	92,021	2,241,223
Sasol, Ltd.	1,217	36,293
Soco International plc	19,904	45,307
Statoil ASA	107,808	1,689,008
Suncor Energy, Inc.	34,788	968,841
Tatneft PAO (a)	1,400	45,444
Tesoro Corp.	1,900	163,419
Tethys Oil AB	9,898	65,779
Total Gabon	33	4,854
Total S.A.	65,466	2,977,550
Valero Energy Corp.	14,500	930,030
Veresen, Inc.	11,804	79,708
Western Refining, Inc.	4,500	130,905
Woodside Petroleum, Ltd.	46,699	931,330

		33,812,770

Paper & Forest Products—0.1%
Altri SGPS S.A.	11,839	51,379
Portucel S.A.	24,942	90,435
Schweitzer-Mauduit International, Inc.	3,200	100,736
UPM-Kymmene Oyj	19,609	353,684

		596,234

Personal Products—0.3%
Blackmores, Ltd. (a)	555	75,299
Edgewell Personal Care Co.	2,000	161,060
Nu Skin Enterprises, Inc. - Class A (a)	6,000	229,500
Unilever NV	25,822	1,153,343
Unilever plc	19,129	863,775
USANA Health Sciences, Inc. (c)	3,200	388,544

		2,871,521

Pharmaceuticals—2.1%
Allergan plc (c)	1,000	268,030
Astellas Pharma, Inc.	113,500	1,508,509
AstraZeneca plc	21,713	1,212,399
Bayer AG	1,317	154,779
Boiron S.A.	547	44,259
Bristol-Myers Squibb Co.	6,800	434,384
Chugai Pharmaceutical Co., Ltd.	500	15,476
Eisai Co., Ltd.	3,300	198,417
GlaxoSmithKline plc	50,298	1,019,166
Indivior plc	80,242	187,374
Johnson & Johnson	29,600	3,202,720
Kaken Pharmaceutical Co., Ltd.	6,700	405,214
Merck & Co., Inc.	38,000	2,010,580
Merck KGaA	5,630	469,426
Mitsubishi Tanabe Pharma Corp. (a)	900	15,623
Mochida Pharmaceutical Co., Ltd.	800	59,328
Novartis AG	28,879	2,086,086

MIST-368

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Novo Nordisk A/S - Class B	19,358	$1,045,185
Orion Oyj - Class B	7,752	255,367
Otsuka Holdings Co., Ltd.	400	14,501
Pfizer, Inc.	75,200	2,228,928
Recordati S.p.A.	22,844	571,520
Roche Holding AG	8,880	2,179,005
Sanofi	18,191	1,463,001
Santen Pharmaceutical Co., Ltd. (a)	34,300	514,905
Shire plc	8,509	487,467
Sino Biopharmaceutical, Ltd.	163,000	121,938
Stada Arzneimittel AG	5,783	228,559
Taro Pharmaceutical Industries, Ltd. (c)	2,900	415,425
Teva Pharmaceutical Industries, Ltd. (ADR)	8,700	465,537

		23,283,108

Professional Services—0.3%
Amadeus Fire AG	949	71,802
Capita plc	40,240	600,031
Dun & Bradstreet Corp. (The)	5,400	556,632
Experian plc	31,602	562,342
Intertek Group plc	7,604	344,675
ManpowerGroup, Inc.	2,300	187,266
Recruit Holdings Co., Ltd.	500	15,229
Robert Half International, Inc.	2,800	130,424
Seek, Ltd. (a)	20,584	254,305
SGS S.A.	302	637,888
TechnoPro Holdings, Inc.	6,500	192,775

		3,553,369

Real Estate Investment Trusts—0.2%
Boardwalk Real Estate Investment Trust	2,900	115,643
BWP Trust	59,926	156,994
Canadian Real Estate Investment Trust	3,500	121,459
CapitaLand Commercial Trust, Ltd.	120,200	131,079
CapitaLand Mall Trust	120,200	186,347
Champion REIT	149,000	75,885
Charter Hall Group	32,462	115,123
Corrections Corp. of America	7,000	224,350
EPR Properties	2,100	139,902
Hansteen Holdings plc	59,597	91,052
Link REIT	45,000	266,537
LTC Properties, Inc.	3,000	135,720
Mapletree Greater China Commercial Trust	283,300	200,690
Mapletree Industrial Trust	127,000	150,269
National Health Investors, Inc.	3,400	226,168
Urstadt Biddle Properties, Inc. - Class A	2,200	46,090

		2,383,308

Real Estate Management & Development—0.2%
Daiwa House Industry Co., Ltd.	5,800	162,627
Deutsche Euroshop AG	3,107	145,903
Hang Lung Group, Ltd.	29,000	83,030
Hang Lung Properties, Ltd.	72,000	137,725
Henderson Land Development Co., Ltd.	41,683	255,669
Hongkong Land Holdings, Ltd.	40,200	240,718
Hysan Development Co., Ltd.	20,000	85,233

Real Estate Management & Development—(Continued)
Kerry Properties, Ltd.	33,500	92,434
Sino Land Co., Ltd.	122,000	193,886
Sun Hung Kai Properties, Ltd.	25,000	305,521
Swire Pacific, Ltd. - Class A	19,000	204,511
Swire Properties, Ltd.	59,600	161,713
UOL Group, Ltd.	30,900	137,490
Wharf Holdings, Ltd. (The)	44,000	240,580
Wheelock & Co., Ltd.	47,000	210,025

		2,657,065

Road & Rail—0.4%
Canadian National Railway Co.	8,400	524,923
Central Japan Railway Co.	10,000	1,767,761
CSX Corp.	30,500	785,375
TransForce, Inc.	5,400	92,845
Union Pacific Corp.	15,800	1,256,890
Utoc Corp.	3,700	10,943
West Japan Railway Co.	300	18,483

		4,457,220

Semiconductors & Semiconductor Equipment—0.6%
Cabot Microelectronics Corp.	2,500	102,275
Intel Corp.	63,300	2,047,755
Linear Technology Corp.	11,500	512,440
Maxim Integrated Products, Inc.	8,900	327,342
Melexis NV	2,027	110,132
Microchip Technology, Inc. (a)	8,300	400,060
Novatek Microelectronics Corp.	24,000	96,419
QUALCOMM, Inc.	26,600	1,360,324
SCREEN Holdings Co., Ltd.	2,000	15,806
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,800	309,160
Texas Instruments, Inc.	15,100	867,042
Tokyo Electron, Ltd.	18,000	1,172,648

		7,321,403

Software—0.8%
Babylon, Ltd. (c)	3,842	2,085
CA, Inc.	14,200	437,218
Check Point Software Technologies, Ltd. (c)	5,600	489,832
Citrix Systems, Inc. (c)	3,700	290,746
Fidessa Group plc	1,215	42,513
Intuit, Inc.	1,000	104,010
Konami Holdings Corp.	2,800	82,692
Microsoft Corp.	81,100	4,479,153
Nexon Co., Ltd.	7,200	122,325
Open Text Corp.	4,800	248,657
Oracle Corp.	38,800	1,587,308
Oracle Corp. Japan	5,400	302,686
SAP SE	8,444	683,138
Software AG	3,940	153,636
SRA Holdings	1,600	36,735
Symantec Corp.	15,200	279,376

		9,342,110

MIST-369

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—0.7%
ABC-Mart, Inc.	6,300	$402,948
Bed Bath & Beyond, Inc. (a) (c)	5,400	268,056
Best Buy Co., Inc.	5,100	165,444
Buckle, Inc. (The) (a)	7,800	264,186
Cato Corp. (The) - Class A	1,800	69,390
Chico’s FAS, Inc.	7,300	96,871
Fast Retailing Co., Ltd.	4,900	1,567,342
Foot Locker, Inc. (a)	3,800	245,100
GameStop Corp. - Class A (a)	3,700	117,401
Gap, Inc. (The) (a)	9,900	291,060
Geo Holdings Corp. (a)	3,000	49,854
GNC Holdings, Inc. - Class A	4,100	130,175
Hibbett Sports, Inc. (c)	5,000	179,500
Home Depot, Inc. (The)	9,000	1,200,870
L Brands, Inc.	6,800	597,108
Lowe’s Cos., Inc.	4,600	348,450
Ross Stores, Inc.	5,700	330,030
Sanrio Co., Ltd. (a)	6,500	126,735
TJX Cos., Inc. (The)	6,700	524,945
Truworths International, Ltd. (a)	28,044	185,944
Urban Outfitters, Inc. (c)	4,100	135,669
USS Co., Ltd.	12,600	200,854
WH Smith plc	4,386	114,342

		7,612,274

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.	57,400	6,256,026
Canon, Inc.	18,400	548,259
Elecom Co., Ltd.	1,200	21,108
FUJIFILM Holdings Corp.	4,300	169,621
Hewlett Packard Enterprise Co.	25,100	445,023
HP, Inc.	25,100	309,232
Japan Digital Laboratory Co., Ltd.	3,100	44,262
NetApp, Inc.	11,800	322,022
Samsung Electronics Co., Ltd.	210	240,874
Seagate Technology plc (a)	5,800	199,810
Seiko Epson Corp. (a)	36,900	594,140
Western Digital Corp. (a)	7,000	330,680

		9,481,057

Textiles, Apparel & Luxury Goods—0.3%
Bijou Brigitte AG	106	6,774
Burberry Group plc	19,732	386,507
Christian Dior SE	2,258	409,114
Coach, Inc.	4,710	188,824
Hugo Boss AG	1,760	115,379
LVMH Moet Hennessy Louis Vuitton SE	3,561	609,069
Michael Kors Holdings, Ltd. (c)	5,000	284,800
NIKE, Inc. - Class B	7,400	454,878
Pandora A/S	2,093	272,934
Peak Sport Products Co., Ltd.	74,000	18,235
Ralph Lauren Corp. (a)	2,200	211,772
Van de Velde NV	570	39,599

		2,997,885

Thrifts & Mortgage Finance—0.0%
Genworth MI Canada, Inc. (a)	9,600	226,261

Tobacco—0.5%
Altria Group, Inc.	19,000	1,190,540
British American Tobacco plc	18,157	1,063,319
Imperial Brands plc	9,547	528,525
Japan Tobacco, Inc.	31,700	1,317,896
KT&G Corp.	929	89,325
Philip Morris International, Inc.	14,000	1,373,540
Swedish Match AB	4,676	158,334

		5,721,479

Trading Companies & Distributors—0.0%
Diploma plc	3,009	32,031
MSC Industrial Direct Co., Inc. - Class A (a)	2,900	221,299
WW Grainger, Inc. (a)	1,100	256,773

		510,103

Transportation Infrastructure—0.0%
SATS, Ltd.	109,900	321,946
Westshore Terminals Investment Corp.	5,600	74,897

		396,843

Water Utilities—0.0%
Guangdong Investment, Ltd.	194,000	245,665

Wireless Telecommunication Services—0.6%
Advanced Info Service PCL (NVDR)	24,300	125,663
China Mobile, Ltd.	13,000	144,835
Far EasTone Telecommunications Co., Ltd.	38,000	84,925
KDDI Corp.	88,400	2,356,150
M1, Ltd.	38,800	74,830
MTN Group, Ltd. (a)	16,083	146,579
NTT DoCoMo, Inc. (a)	43,100	975,498
SK Telecom Co., Ltd.	985	178,856
SoftBank Group Corp.	44,700	2,122,545
Vodacom Group, Ltd.	4,479	48,624

		6,258,505

Total Common Stocks (Cost $327,213,508)		333,218,246

Mutual Funds—7.1%

Investment Company Securities—7.1%
BB Biotech AG (a)	3,845	182,491
iShares Core S&P 500 ETF	146,929	30,362,878
Vanguard REIT ETF (a)	412,930	34,603,534
Vanguard Total Stock Market ETF	142,500	14,936,850

Total Mutual Funds (Cost $70,828,948)		80,085,753

MIST-370

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—4.3%

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—4.3%
U.S. Treasury Inflation Indexed Notes 0.250%, 01/15/25 (e)	21,932,505	$22,117,264
0.625%, 01/15/24 (e)	21,375,728	22,256,920
U.S. Treasury Notes 1.000%, 12/31/17	3,930,000	3,948,884
1.625%, 02/15/26 (a)	275,000	271,004

Total U.S. Treasury & Government Agencies (Cost $47,475,140)		48,594,072

Preferred Stocks—0.1%

Automobiles—0.0%
Porsche Automobil Holding SE	3,725	191,992

Banks—0.0%
Itausa - Investimentos Itau S.A.	38,060	86,480

Chemicals—0.1%
FUCHS Petrolub SE	6,695	298,741

Construction Materials—0.0%
Sto SE & Co. KGaA	207	26,256

Household Products—0.0%
Henkel AG & Co. KGaA	1,941	213,908

Total Preferred Stocks (Cost $840,901)		817,377

Short-Term Investments—29.5%

Mutual Fund—3.8%
State Street Navigator Securities Lending MET Portfolio (f)	43,345,445	43,345,445

Repurchase Agreement—25.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $290,097,990 on 04/01/16, collateralized by $292,695,000 U.S. Treasury Notes at 1.375% maturity dates ranging from 02/29/20 - 03/31/20, with a value of $295,905,406.	290,097,748	290,097,748

Total Short-Term Investments (Cost $333,443,193)		333,443,193

Total Investments—100.5% (Cost $1,112,684,845) (g)		1,133,072,046
Other assets and liabilities (net)—(0.5)%		(5,173,250)

Net Assets—100.0%		$1,127,898,796

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $45,152,996 and the collateral received consisted of cash in the amount of $43,345,445 and non-cash collateral with a value of $3,294,620. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Non-income producing security.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent less than 0.05% of net assets.
(e)	Principal amount of security is adjusted for inflation.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(g)	As of March 31, 2016, the aggregate cost of investments was $1,112,684,845. The aggregate unrealized appreciation and depreciation of investments were $47,186,907 and $(26,799,706), respectively, resulting in net unrealized appreciation of $20,387,201.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $36,566,020, which is 3.2% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(ETF)—	Exchange-Traded Fund
(NVDR)—	Non-Voting Depository Receipts

MIST-371

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	15,811,000	Citibank N.A.	06/02/16	USD	11,552,576	$534,608
BRL	41,922,000	UBS AG	06/02/16	USD	10,620,263	856,751
CAD	17,813,000	HSBC Bank plc	06/02/16	USD	13,245,825	470,419
CHF	8,614,000	Citibank N.A.	06/02/16	USD	8,705,741	275,715
DKK	12,780,000	State Street Bank and Trust	06/02/16	USD	1,875,007	80,065
EUR	31,374,000	State Street Bank and Trust	06/02/16	USD	34,292,315	1,471,306
GBP	15,681,000	HSBC Bank plc	06/02/16	USD	22,083,615	441,901
GBP	15,376,000	JPMorgan Chase Bank N.A.	06/02/16	USD	22,242,453	(155,065)
INR	1,056,200,000	BNP Paribas S.A.	06/02/16	USD	15,478,293	301,268
JPY	1,076,400,000	JPMorgan Chase Bank N.A.	06/02/16	USD	9,682,294	(102,977)
JPY	1,530,430,000	JPMorgan Chase Bank N.A.	06/02/16	USD	13,766,326	(146,414)
KRW	11,548,000,000	UBS AG	06/02/16	USD	10,092,200	(9,718)
MXN	29,256,527	HSBC Bank plc	06/02/16	USD	1,639,092	45,309
MXN	68,323,473	HSBC Bank plc	06/02/16	USD	3,824,154	109,471
MYR	45,685,000	HSBC Bank plc	06/02/16	USD	11,649,879	5,273
RUB	67,721,842	Canadian Imperial Bank of Commerce	06/02/16	USD	945,044	47,398
RUB	69,454,574	Credit Suisse International	06/02/16	USD	969,089	48,746
RUB	116,887,900	Goldman Sachs & Co.	06/02/16	USD	1,631,715	81,239
RUB	135,443,684	Standard Chartered Bank	06/02/16	USD	1,889,494	95,389
SEK	16,740,000	BNP Paribas S.A.	06/02/16	USD	1,954,306	112,009
SGD	18,016,000	Citibank N.A.	06/02/16	USD	13,272,726	89,784
SGD	29,350,000	Citibank N.A.	06/02/16	USD	21,311,666	457,299
SGD	30,415,000	JPMorgan Chase Bank N.A.	06/02/16	USD	22,016,881	541,997
TWD	256,487,018	BNP Paribas S.A.	06/02/16	USD	7,879,422	94,608
TWD	465,712,982	BNP Paribas S.A.	06/02/16	USD	14,300,589	178,154
TWD	671,400,000	HSBC Bank plc	06/02/16	USD	20,576,157	297,275

Contracts to Deliver
BRL	41,922,000	BNP Paribas S.A.	06/02/16	USD	11,356,974	(120,039)
GBP	1,219,500	State Street Bank and Trust	06/02/16	USD	1,724,934	(26,859)
GBP	788,700	Westpac Banking Corp.	06/02/16	USD	1,117,208	(15,748)
JPY	1,076,400,000	State Street Bank and Trust	06/02/16	USD	9,479,942	(99,375)
KRW	11,548,000,000	Standard Chartered Bank	06/02/16	USD	9,497,101	(585,380)
MYR	45,685,000	BNP Paribas S.A.	06/02/16	USD	11,092,765	(562,387)
NOK	16,980,000	Royal Bank of Canada	06/02/16	USD	1,961,885	(89,530)
SGD	77,781,000	Citibank N.A.	06/02/16	USD	55,847,065	(1,843,287)
TWD	2,144,100,000	HSBC Bank plc	06/02/16	USD	64,943,208	(1,715,603)

Cross Currency Contracts to Buy
AUD	15,104,992	Deutsche Bank AG	06/02/16	NZD	16,549,935	143,145
AUD	15,103,144	Royal Bank of Canada	06/02/16	NZD	16,549,935	141,733
AUD	15,163,621	Standard Chartered Bank	06/02/16	NZD	16,617,130	141,663
CHF	10,739,000	Citibank N.A.	06/02/16	GBP	7,704,416	129,829
CHF	11,158,506	Westpac Banking Corp.	06/02/16	CAD	15,123,000	(10,404)
CHF	10,986,831	State Street Bank and Trust	06/02/16	AUD	15,160,000	(134,001)
EUR	19,037,287	Standard Chartered Bank	06/02/16	GBP	14,769,000	485,404
EUR	10,405,066	Westpac Banking Corp.	06/02/16	CAD	15,266,000	105,846
EUR	10,253,521	Standard Chartered Bank	06/02/16	AUD	15,337,000	(36,701)
EUR	19,319,825	Skandinaviska Enskilda Banken	06/02/16	SEK	180,790,000	(293,038)
JPY	4,093,969,000	State Street Bank and Trust	06/02/16	GBP	25,597,305	(336,258)
SEK	180,790,000	State Street Bank and Trust	06/02/16	EUR	19,323,181	289,213

Net Unrealized Appreciation						$1,790,033

MIST-372

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/16	189	AUD	24,585,222	$126,532
Euro Stoxx 50 Index Futures	06/17/16	1,748	EUR	52,259,762	(1,167,351)
FTSE 100 Index Futures	06/17/16	457	GBP	27,779,949	224,717
MSCI EAFE Mini Index Futures	06/17/16	15	USD	1,194,185	24,940
Nikkei 225 Index Futures	06/09/16	67	JPY	1,132,466,830	(84,827)
S&P 500 E-Mini Index Futures	06/17/16	1,478	USD	146,781,341	4,824,509
S&P TSX 60 Index Futures	06/16/16	151	CAD	23,606,630	123,788
U.S. Treasury Long Bond Futures	06/21/16	32	USD	5,237,091	24,909
U.S. Treasury Note 10 Year Futures	06/21/16	121	USD	15,858,782	(81,516)
U.S. Treasury Note 2 Year Futures	06/30/16	132	USD	28,877,422	(2,422)
U.S. Treasury Ultra Long Bond Futures	06/21/16	3	USD	521,490	(3,896)
United Kingdom Long Gilt Bond Futures	06/28/16	84	GBP	10,156,098	37,891

Futures Contracts—Short
Euro-Bund Futures	06/08/16	(173)	EUR	(28,120,974)	(151,780)
U.S. Treasury Note 10 Year Futures	06/21/16	(272)	USD	(35,476,539)	10,289
U.S. Treasury Note 5 Year Futures	06/30/16	(101)	USD	(12,172,155)	(65,415)

Net Unrealized Appreciation					$3,840,368

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	2.015%	07/23/25	USD	324,000,000	$23,540,315
Pay	3M LIBOR	2.931%	01/26/26	USD	324,000,000	789,037

Net Unrealized Appreciation						$24,329,352

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-373

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$336,913,405	$—	$336,913,405
Common Stocks
Aerospace & Defense	6,358,720	668,927	—	7,027,647
Air Freight & Logistics	1,157,900	1,033,005	—	2,190,905
Airlines	27,100	1,404,337	—	1,431,437
Auto Components	1,810,552	3,742,240	—	5,552,792
Automobiles	407,367	3,769,801	—	4,177,168
Banks	12,991,540	8,661,178	—	21,652,718
Beverages	4,194,336	2,404,248	—	6,598,584
Biotechnology	4,909,338	881,870	—	5,791,208
Building Products	—	304,722	—	304,722
Capital Markets	4,297,351	4,227,252	—	8,524,603
Chemicals	4,162,268	7,593,165	—	11,755,433
Commercial Services & Supplies	872,932	1,158,389	—	2,031,321
Communications Equipment	2,206,048	—	—	2,206,048
Construction & Engineering	—	924,550	—	924,550
Construction Materials	—	866,523	—	866,523
Consumer Finance	2,045,379	—	—	2,045,379
Containers & Packaging	1,437,193	—	—	1,437,193
Distributors	625,968	—	—	625,968
Diversified Consumer Services	—	11,971	—	11,971
Diversified Financial Services	804,178	2,789,396	—	3,593,574
Diversified Telecommunication Services	2,603,943	4,588,303	—	7,192,246
Electric	268,488	—	—	268,488
Electric Utilities	121,788	1,034,159	—	1,155,947
Electrical Equipment	2,122,422	2,014,120	—	4,136,542
Electronic Equipment, Instruments & Components	407,731	2,469,892	—	2,877,623
Energy Equipment & Services	6,257,802	1,259,498	—	7,517,300
Food & Staples Retailing	2,450,008	2,946,514	—	5,396,522
Food Products	1,249,924	3,150,552	—	4,400,476
Gas Utilities	—	1,925,509	—	1,925,509
Health Care Equipment & Supplies	3,186,714	3,179,631	—	6,366,345
Health Care Providers & Services	5,712,162	229,504	—	5,941,666
Health Care Technology	442,238	43,727	—	485,965
Hotels, Restaurants & Leisure	3,948,532	586,331	—	4,534,863
Household Durables	725,658	826,584	—	1,552,242
Household Products	2,914,504	15,193	—	2,929,697
Independent Power and Renewable Electricity Producers	285,634	—	—	285,634

MIST-374

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Industrial Conglomerates	$3,346,562	$1,150,421	$—	$4,496,983
Insurance	6,795,584	6,211,668	—	13,007,252
Internet & Catalog Retail	1,688,973	—	—	1,688,973
Internet Software & Services	6,683,416	905,105	—	7,588,521
IT Services	9,726,738	1,012,223	—	10,738,961
Leisure Products	788,912	520,234	—	1,309,146
Life Sciences Tools & Services	752,760	107,997	—	860,757
Machinery	3,487,214	6,313,422	—	9,800,636
Marine	—	283,514	—	283,514
Media	5,566,996	2,791,262	—	8,358,258
Metals & Mining	1,282,511	2,892,696	35,269	4,210,476
Multi-Utilities	—	37,522	—	37,522
Multiline Retail	371,378	1,020,880	—	1,392,258
Oil, Gas & Consumable Fuels	18,538,231	15,274,539	—	33,812,770
Paper & Forest Products	100,736	495,498	—	596,234
Personal Products	779,104	2,092,417	—	2,871,521
Pharmaceuticals	9,025,604	14,257,504	—	23,283,108
Professional Services	874,322	2,679,047	—	3,553,369
Real Estate Investment Trusts	1,009,332	1,373,976	—	2,383,308
Real Estate Management & Development	—	2,657,065	—	2,657,065
Road & Rail	2,660,033	1,797,187	—	4,457,220
Semiconductors & Semiconductor Equipment	5,926,398	1,395,005	—	7,321,403
Software	7,916,300	1,425,810	—	9,342,110
Specialty Retail	4,964,255	2,648,019	—	7,612,274
Technology Hardware, Storage & Peripherals	7,862,793	1,618,264	—	9,481,057
Textiles, Apparel & Luxury Goods	1,140,274	1,857,611	—	2,997,885
Thrifts & Mortgage Finance	226,261	—	—	226,261
Tobacco	2,564,080	3,157,399	—	5,721,479
Trading Companies & Distributors	478,072	32,031	—	510,103
Transportation Infrastructure	74,897	321,946	—	396,843
Water Utilities	—	245,665	—	245,665
Wireless Telecommunication Services	—	6,258,505	—	6,258,505
Total Common Stocks	185,637,454	147,545,523	35,269	333,218,246
Mutual Funds
Investment Company Securities	79,903,262	182,491	—	80,085,753
Total U.S. Treasury & Government Agencies*	—	48,594,072	—	48,594,072
Preferred Stocks
Automobiles	—	191,992	—	191,992
Banks	86,480	—	—	86,480
Chemicals	—	298,741	—	298,741
Construction Materials	—	26,256	—	26,256
Household Products	—	213,908	—	213,908
Total Preferred Stocks	86,480	730,897	—	817,377
Short-Term Investments
Mutual Fund	43,345,445	—	—	43,345,445
Repurchase Agreement	—	290,097,748	—	290,097,748
Total Short-Term Investments	43,345,445	290,097,748	—	333,443,193
Total Investments	$308,972,641	$824,064,136	$35,269	$1,133,072,046

Collateral for Securities Loaned (Liability)	$—	$(43,345,445)	$—	$(43,345,445)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,072,817	$—	$8,072,817
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,282,784)	—	(6,282,784)
Total Forward Contracts	$—	$1,790,033	$—	$1,790,033

MIST-375

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,397,575	$—	$—	$5,397,575
Futures Contracts (Unrealized Depreciation)	(1,557,207)	—	—	(1,557,207)
Total Futures Contracts	$3,840,368	$—	$—	$3,840,368
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$24,329,352	$—	$24,329,352

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $190,732 were due to the application of a systematic fair valuation model factor. Transfers from Level 2 to Level 1 in the amount of $1,239,147 were due to the discontinuation of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation	Transfers into Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation from Investments Still Held at March 31, 2016
Common Stocks
Metals & Mining	$—	$912	$34,357	$35,269	$912

Common Stock in the amount of $34,357 was transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MIST-376

Met Investors Series Trust

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—90.2% of Net Assets

Security Description	Shares	Value

Investment Company Securities—90.2%
Consumer Discretionary Select Sector SPDR Fund (a) (b)	682,877	$53,981,427
Consumer Staples Select Sector SPDR Fund (a) (b)	1,006,068	53,371,907
iShares 20+ Year Treasury Bond ETF (a)	597,190	77,998,986
iShares Core S&P Small-Cap ETF (a)	479,567	53,984,857
iShares MSCI Canada ETF (a)	1,027,053	24,351,427
iShares MSCI EAFE ETF (a)	4,224,581	241,350,313
iShares S&P 500 Growth ETF (a)	466,422	54,053,646
iShares TIPS Bond ETF (a)	689,753	79,073,284
SPDR Barclays High Yield Bond ETF (a) (b)	9,239,115	316,439,689
SPDR Dow Jones International Real Estate ETF (a) (b)	1,966,281	81,522,010
SPDR S&P 500 ETF Trust (a) (b)	2,459,252	505,523,841
SPDR S&P International Small Cap ETF (a) (b)	1,897,999	54,225,831
SPDR S&P MidCap 400 ETF Trust (a) (b)	51,771	13,601,277
Technology Select Sector SPDR Fund (a) (b)	1,233,974	54,739,087
Vanguard FTSE Emerging Markets ETF (a)	789,988	27,317,785
Vanguard REIT ETF (a)	1,617,128	135,515,326
Vanguard Total Bond Market ETF (a)	5,521,874	457,155,948
WisdomTree Europe Hedged Equity Fund (a)	1,508,939	78,344,113
WisdomTree Japan Hedged Equity Fund (a)	591,965	25,874,790

Total Mutual Funds (Cost $2,341,011,873)		2,388,425,544

Short-Term Investments—30.2%
Security Description	Shares	Value

Mutual Funds—30.2%
AIM STIT-STIC Prime Portfolio	257,838,976	$257,838,976
State Street Navigator Securities Lending MET Portfolio (b) (c)	541,226,190	541,226,190

Total Short-Term Investments (Cost $799,065,166)		799,065,166

Total Investments—120.4% (Cost $3,140,077,039) (d)		3,187,490,710
Other assets and liabilities (net)—(20.4)%		(539,008,639)

Net Assets—100.0%		$2,648,482,071

(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $675,128,468 and the collateral received consisted of cash in the amount of $541,226,190 and non-cash collateral with a value of $149,468,314. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $3,140,077,039. The aggregate unrealized appreciation and depreciation of investments were $141,690,861 and $(94,277,190), respectively, resulting in net unrealized appreciation of $47,413,671.
(ETF)—	Exchange-Traded Fund

MIST-377

Met Investors Series Trust

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,388,425,544	$—	$—	$2,388,425,544
Total Short-Term Investments*	799,065,166	—	—	799,065,166
Total Investments	$3,187,490,710	$—	$—	$3,187,490,710

Collateral for Securities Loaned (Liability)	$—	$(541,226,190)	$—	$(541,226,190)

*	See Schedule of Investments for additional detailed categorizations.

MIST-378

Met Investors Series Trust

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—90.2% of Net Assets

Security Description	Shares	Value

Investment Company Securities—90.2%
Consumer Discretionary Select Sector SPDR Fund (a) (b)	233,198	$18,434,302
Consumer Staples Select Sector SPDR Fund (a) (b)	340,361	18,056,151
iShares 20+ Year Treasury Bond ETF (a)	203,944	26,637,126
iShares Core MSCI Emerging Markets ETF (a)	450,562	18,752,390
iShares Core S&P Small-Cap ETF (a)	245,624	27,649,894
iShares MSCI Canada ETF (a)	623,619	14,786,006
iShares MSCI EAFE ETF (a)	2,440,014	139,398,000
iShares S&P 500 Growth ETF (a)	161,450	18,710,440
iShares TIPS Bond ETF	157,035	18,002,492
SPDR Barclays High Yield Bond ETF (a) (b)	1,840,652	63,042,331
SPDR Dow Jones International Real Estate ETF (a) (b)	671,541	27,842,090
SPDR S&P 500 ETF Trust (a) (b)	1,064,590	218,837,120
SPDR S&P International Small Cap ETF (b)	972,088	27,772,554
SPDR S&P MidCap 400 ETF Trust (b)	123,060	32,330,323
Technology Select Sector SPDR Fund (a) (b)	422,138	18,726,042
Vanguard FTSE Emerging Markets ETF (a)	269,841	9,331,102
Vanguard REIT ETF (a)	553,992	46,424,530
Vanguard Total Bond Market ETF (a)	484,894	40,144,374
WisdomTree Europe Hedged Equity Fund	515,349	26,756,920
WisdomTree Japan Hedged Equity Fund (a)	200,912	8,781,864

Total Mutual Funds (Cost $773,891,264)		820,416,051

Short-Term Investments—28.8%
Security Description	Shares	Value

Mutual Funds—28.8%
AIM STIT-STIC Prime Portfolio	87,991,288	87,991,288
State Street Navigator Securities Lending MET Portfolio (b) (c)	173,914,723	173,914,723

Total Short-Term Investments (Cost $261,906,011)		261,906,011

Total Investments—119.0% (Cost $1,035,797,275) (d)		1,082,322,062
Other assets and liabilities (net)—(19.0)%		(172,870,685)

Net Assets—100.0%		$909,451,377

(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $226,693,590 and the collateral received consisted of cash in the amount of $173,914,723 and non-cash collateral with a value of $58,364,559. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $1,035,797,275. The aggregate unrealized appreciation and depreciation of investments were $72,258,599 and $(25,733,812), respectively, resulting in net unrealized appreciation of $46,524,787.
(ETF)—	Exchange-Traded Fund

MIST-379

Met Investors Series Trust

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$820,416,051	$—	$—	$820,416,051
Total Short-Term Investments*	261,906,011	—	—	261,906,011
Total Investments	$1,082,322,062	$—	$—	$1,082,322,062

Collateral for Securities Loaned (Liability)	$—	$(173,914,723)	$—	$(173,914,723)

*	See Schedule of Investments for additional detailed categorizations.

MIST-380

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
Boeing Co. (The) (a)	335,600	$42,601,064
Raytheon Co.	215,400	26,414,502
United Technologies Corp.	348,900	34,924,890

		103,940,456

Airlines—1.4%
Southwest Airlines Co.	1,016,500	45,539,200

Auto Components—1.0%
Johnson Controls, Inc.	815,800	31,791,726

Automobiles—0.8%
General Motors Co.	853,800	26,834,934

Banks—9.4%
Bank of America Corp.	3,309,200	44,740,384
Citigroup, Inc.	1,268,700	52,968,225
Fifth Third Bancorp (a)	2,009,500	33,538,555
JPMorgan Chase & Co.	1,865,200	110,457,144
Regions Financial Corp.	588,700	4,621,295
U.S. Bancorp	352,600	14,312,034
Wells Fargo & Co.	826,094	39,949,906

		300,587,543

Beverages—1.5%
PepsiCo, Inc.	451,200	46,238,976

Biotechnology—1.4%
AbbVie, Inc.	175,000	9,996,000
Amgen, Inc.	107,300	16,087,489
Gilead Sciences, Inc.	212,000	19,474,320

		45,557,809

Capital Markets—5.9%
Ameriprise Financial, Inc.	491,900	46,243,519
Bank of New York Mellon Corp. (The)	1,432,800	52,770,024
Invesco, Ltd.	661,100	20,342,047
Morgan Stanley	2,751,600	68,817,516

		188,173,106

Chemicals—1.8%
Celanese Corp. - Series A	424,600	27,811,300
E.I. du Pont de Nemours & Co.	489,600	31,001,472

		58,812,772

Commercial Services & Supplies—1.2%
Tyco International plc	1,080,000	39,646,800

Communications Equipment—2.1%
Cisco Systems, Inc.	1,797,300	51,169,131
Juniper Networks, Inc.	594,000	15,152,940

		66,322,071

Construction Materials—0.7%
Vulcan Materials Co.	208,800	22,043,016

Consumer Finance—1.3%
American Express Co.	694,800	42,660,720

Containers & Packaging—1.1%
International Paper Co.	852,900	35,003,016

Electric Utilities—6.5%
Entergy Corp.	399,300	31,656,504
Exelon Corp.	1,218,000	43,677,480
FirstEnergy Corp.	1,019,800	36,682,206
PG&E Corp.	1,579,300	94,315,796

		206,331,986

Electronic Equipment, Instruments & Components—0.9%
TE Connectivity, Ltd.	471,200	29,176,704

Food & Staples Retailing—0.8%
Wal-Mart Stores, Inc. (a)	371,900	25,471,431

Food Products—1.3%
Tyson Foods, Inc. - Class A (a)	610,200	40,675,932

Health Care Equipment & Supplies—2.0%
Medtronic plc	838,565	62,892,375

Health Care Providers & Services—1.5%
Aetna, Inc.	422,100	47,422,935

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.	740,900	39,097,293
Las Vegas Sands Corp. (a)	415,900	21,493,712

		60,591,005

Household Products—1.5%
Procter & Gamble Co. (The)	574,300	47,270,633

Independent Power and Renewable Electricity Producers—1.6%
AES Corp.	4,452,960	52,544,928

Industrial Conglomerates—3.5%
General Electric Co.	3,533,300	112,323,607

Insurance—4.1%
Loews Corp.	737,600	28,220,576
Marsh & McLennan Cos., Inc.	1,022,600	62,163,854
XL Group plc	1,109,610	40,833,648

		131,218,078

Leisure Products—1.3%
Mattel, Inc. (a)	1,194,100	40,145,642

MIST-381

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.8%
Thermo Fisher Scientific, Inc.	397,200	$56,239,548

Machinery—1.7%
Cummins, Inc. (a)	179,000	19,679,260
Illinois Tool Works, Inc.	332,100	34,020,324

		53,699,584

Media—4.0%
Comcast Corp. - Class A	893,200	54,556,656
News Corp. - Class A	1,610,600	20,567,362
Twenty-First Century Fox, Inc. - Class B	1,803,600	50,861,520

		125,985,538

Multi-Utilities—0.4%
CenterPoint Energy, Inc.	537,000	11,234,040

Multiline Retail—0.7%
Kohl’s Corp. (a)	469,300	21,874,073

Oil, Gas & Consumable Fuels—9.1%
Apache Corp. (a)	682,900	33,332,349
Canadian Natural Resources, Ltd. (a)	1,535,200	41,450,400
EQT Corp.	160,000	10,761,600
Exxon Mobil Corp.	694,300	58,036,537
Hess Corp.	304,900	16,052,985
Occidental Petroleum Corp.	505,800	34,611,894
Royal Dutch Shell plc - Class A (ADR)	1,345,800	65,204,010
Total S.A. (ADR) (a)	689,000	31,294,380

		290,744,155

Pharmaceuticals—7.1%
Johnson & Johnson	627,800	67,927,960
Merck & Co., Inc.	1,024,900	54,227,459
Pfizer, Inc.	3,479,300	103,126,452

		225,281,871

Real Estate Investment Trusts—1.0%
Weyerhaeuser Co.	1,023,000	31,692,540

Road & Rail—1.3%
Canadian Pacific Railway, Ltd.	319,200	42,354,648

Semiconductors & Semiconductor Equipment—4.1%
Applied Materials, Inc.	1,728,100	36,601,158
NXP Semiconductors NV (b)	337,100	27,328,697
QUALCOMM, Inc.	628,800	32,156,832
Texas Instruments, Inc.	622,200	35,726,724

		131,813,411

Software—2.7%
Microsoft Corp.	1,559,000	86,103,570

Specialty Retail—1.4%
Lowe’s Cos., Inc.	591,800	44,828,850

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.	234,000	25,503,660

Tobacco—2.0%
Philip Morris International, Inc.	666,100	65,351,071

Wireless Telecommunication Services—0.5%
T-Mobile U.S., Inc. (b)	430,000	16,469,000

Total Common Stocks (Cost $2,734,834,545)		3,138,392,960

Short-Term Investments—5.4%

Mutual Funds—5.4%
State Street Navigator Securities Lending MET Portfolio (c)	111,633,228	111,633,228
T. Rowe Price Government Reserve Investment Fund (d)	59,666,341	59,666,338

Total Short-Term Investments (Cost $171,299,566)		171,299,566

Total Investments—103.8% (Cost $2,906,134,111) (e)		3,309,692,526
Other assets and liabilities (net)—(3.8)%		(119,888,104)

Net Assets—100.0%		$3,189,804,422

(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $152,649,587 and the collateral received consisted of cash in the amount of $111,633,228 and non-cash collateral with a value of $44,673,489. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	Affiliated Issuer.
(e)	As of March 31, 2016, the aggregate cost of investments was $2,906,134,111. The aggregate unrealized appreciation and depreciation of investments were $502,529,874 and $(98,971,459), respectively, resulting in net unrealized appreciation of $403,558,415.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-382

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,138,392,960	$—	$—	$3,138,392,960
Total Short-Term Investments*	171,299,566	—	—	171,299,566
Total Investments	$3,309,692,526	$—	$—	$3,309,692,526

Collateral for Securities Loaned (Liability)	$—	$(111,633,228)	$—	$(111,633,228)

*	See Schedule of Investments for additional detailed categorizations.

MIST-383

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—94.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
DigitalGlobe, Inc. (a)	383,000	$6,625,900
Rockwell Collins, Inc.	81,000	7,469,010
Textron, Inc.	673,000	24,537,580

		38,632,490

Auto Components—0.8%
BorgWarner, Inc.	336,000	12,902,400

Automobiles—0.8%
Ferrari NV (a) (b)	102,000	4,253,400
Harley-Davidson, Inc. (b)	127,000	6,518,910
Tesla Motors, Inc. (a) (b)	9,000	2,067,930

		12,840,240

Biotechnology—2.5%
Alkermes plc (a)	370,000	12,650,300
Alnylam Pharmaceuticals, Inc. (a) (b)	39,000	2,448,030
Baxalta, Inc.	235,000	9,494,000
Incyte Corp. (a)	115,900	8,399,273
Vertex Pharmaceuticals, Inc. (a)	85,000	6,756,650

		39,748,253

Building Products—1.0%
Allegion plc	257,000	16,373,470

Capital Markets—1.8%
E*Trade Financial Corp. (a)	271,000	6,636,790
LPL Financial Holdings, Inc. (b)	101,000	2,504,800
Oaktree Capital Group LLC	78,000	3,847,740
TD Ameritrade Holding Corp. (b)	505,000	15,922,650

		28,911,980

Chemicals—2.9%
Air Products & Chemicals, Inc.	118,000	16,997,900
Ashland, Inc.	79,000	8,686,840
Celanese Corp. - Series A	135,000	8,842,500
RPM International, Inc.	269,000	12,731,770

		47,259,010

Commercial Services & Supplies—1.5%
KAR Auction Services, Inc.	202,000	7,704,280
Waste Connections, Inc.	262,000	16,922,580

		24,626,860

Communications Equipment—0.9%
Harris Corp.	101,000	7,863,860
Palo Alto Networks, Inc. (a) (b)	44,000	7,178,160

		15,042,020

Construction Materials—0.8%
Martin Marietta Materials, Inc. (b)	84,000	13,398,840

Containers & Packaging—1.0%
Ball Corp. (b)	235,000	16,753,150

Diversified Consumer Services—0.5%
ServiceMaster Global Holdings, Inc. (a)	199,000	7,498,320

Diversified Financial Services—3.5%
CBOE Holdings, Inc. (b)	270,000	17,639,100
FactSet Research Systems, Inc. (b)	40,000	6,061,200
Intercontinental Exchange, Inc.	74,000	17,400,360
MSCI, Inc. (b)	202,000	14,964,160

		56,064,820

Electrical Equipment—2.7%
Acuity Brands, Inc. (b)	57,000	12,433,980
AMETEK, Inc.	306,000	15,293,880
Sensata Technologies Holding NV (a)	404,000	15,691,360

		43,419,220

Electronic Equipment, Instruments & Components—1.9%
Cognex Corp.	108,000	4,206,600
FEI Co. (b)	141,000	12,550,410
Keysight Technologies, Inc. (a)	508,000	14,091,920

		30,848,930

Food & Staples Retailing—0.9%
Sprouts Farmers Market, Inc. (a) (b)	336,000	9,757,440
Whole Foods Market, Inc.	151,000	4,697,610

		14,455,050

Food Products—1.3%
TreeHouse Foods, Inc. (a) (b)	101,000	8,761,750
WhiteWave Foods Co. (The) (a) (b)	303,000	12,313,920

		21,075,670

Health Care Equipment & Supplies—6.8%
Cooper Cos., Inc. (The) (b)	124,000	19,092,280
DENTSPLY SIRONA, Inc.	336,000	20,707,680
Hologic, Inc. (a)	336,000	11,592,000
IDEXX Laboratories, Inc. (a) (b)	94,000	7,362,080
Intuitive Surgical, Inc. (a)	30,000	18,031,500
Teleflex, Inc. (b)	168,000	26,377,680
West Pharmaceutical Services, Inc.	108,000	7,486,560

		110,649,780

Health Care Providers & Services—3.7%
Acadia Healthcare Co., Inc. (a) (b)	135,000	7,439,850
Envision Healthcare Holdings, Inc. (a)	234,000	4,773,600
Henry Schein, Inc. (a) (b)	128,000	22,096,640
MEDNAX, Inc. (a)	269,000	17,382,780
Universal Health Services, Inc. - Class B	67,000	8,356,240

		60,049,110

Health Care Technology—0.8%
IMS Health Holdings, Inc. (a)	319,000	8,469,450
Veeva Systems, Inc. - Class A (a)	202,000	5,058,080

		13,527,530

MIST-384

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—5.5%
Aramark	303,000	$10,035,360
Chipotle Mexican Grill, Inc. (a) (b)	4,000	1,883,880
Choice Hotels International, Inc. (b)	202,000	10,918,100
Marriott International, Inc. - Class A (b)	269,000	19,147,420
MGM Resorts International (a)	350,000	7,504,000
Norwegian Cruise Line Holdings, Ltd. (a) (b)	505,000	27,921,450
Royal Caribbean Cruises, Ltd.	142,000	11,665,300

		89,075,510

Household Durables—0.4%
Harman International Industries, Inc.	74,000	6,588,960

Industrial Conglomerates—1.5%
Roper Technologies, Inc.	135,000	24,673,950

Insurance—4.5%
FNF Group	673,000	22,814,700
Progressive Corp. (The)	521,000	18,307,940
Willis Towers Watson plc	262,000	31,088,920

		72,211,560

Internet & Catalog Retail—0.4%
TripAdvisor, Inc. (a)	101,000	6,716,500

Internet Software & Services—3.1%
Akamai Technologies, Inc. (a) (b)	202,000	11,225,140
LinkedIn Corp. - Class A (a)	3,400	388,790
Match Group, Inc. (a) (b)	186,000	2,057,160
VeriSign, Inc. (a) (b)	336,000	29,749,440
Zillow Group, Inc. - Class A (a) (b)	108,000	2,759,400
Zillow Group, Inc. - Class C (a) (b)	201,000	4,769,730

		50,949,660

IT Services—6.8%
CoreLogic, Inc. (a)	338,000	11,728,600
Fidelity National Information Services, Inc.	169,000	10,699,390
Fiserv, Inc. (a)	404,000	41,442,320
Gartner, Inc. (a)	118,000	10,543,300
Global Payments, Inc.	269,000	17,565,700
Vantiv, Inc. - Class A (a)	336,000	18,103,680

		110,082,990

Life Sciences Tools & Services—2.9%
Agilent Technologies, Inc.	471,000	18,769,350
Bruker Corp.	632,000	17,696,000
Illumina, Inc. (a)	37,000	5,998,070
Mettler-Toledo International, Inc. (a)	15,000	5,171,400

		47,634,820

Machinery—3.4%
Colfax Corp. (a) (b)	252,000	7,204,680
IDEX Corp.	283,000	23,455,040
Middleby Corp. (The) (a) (b)	61,000	6,512,970
Rexnord Corp. (a)	133,000	2,689,260
WABCO Holdings, Inc. (a)	50,000	5,346,000

Machinery—(Continued)
Xylem, Inc.	252,000	10,306,800

		55,514,750

Metals & Mining—0.6%
Franco-Nevada Corp.	169,000	10,373,220

Multiline Retail—1.4%
Dollar General Corp.	269,000	23,026,400

Oil, Gas & Consumable Fuels—1.7%
Cimarex Energy Co.	26,000	2,529,020
Concho Resources, Inc. (a)	67,000	6,769,680
EQT Corp.	235,000	15,806,100
Pioneer Natural Resources Co.	17,000	2,392,580

		27,497,380

Pharmaceuticals—0.9%
Catalent, Inc. (a)	437,000	11,654,790
Mallinckrodt plc (a)	54,000	3,309,120

		14,963,910

Professional Services—4.8%
Equifax, Inc.	202,000	23,086,580
IHS, Inc. - Class A (a)	185,000	22,969,600
ManpowerGroup, Inc.	118,000	9,607,560
TransUnion (a)	102,000	2,816,220
Verisk Analytics, Inc. (a) (b)	235,000	18,781,200

		77,261,160

Real Estate Management & Development—0.8%
Jones Lang LaSalle, Inc.	101,000	11,849,320
WeWork Cos., Inc. - Class A (a) (c) (d)	47,810	1,799,760

		13,649,080

Road & Rail—2.4%
J.B. Hunt Transport Services, Inc.	151,000	12,720,240
Kansas City Southern	202,000	17,260,900
Old Dominion Freight Line, Inc. (a) (b)	135,000	9,398,700

		39,379,840

Semiconductors & Semiconductor Equipment—2.7%
Atmel Corp.	1,132,000	9,191,840
Microchip Technology, Inc. (b)	423,000	20,388,600
NXP Semiconductors NV (a)	78,600	6,372,102
Xilinx, Inc.	169,000	8,015,670

		43,968,212

Software—3.1%
Atlassian Corp. plc - Class A (a)	74,500	1,873,675
Atlassian Corp. plc - Class A (Restricted Shares) (a) (c) (d)	229,804	5,490,592
Guidewire Software, Inc. (a)	23,000	1,253,040
Mobileye NV (a) (b)	169,000	6,302,010
NetSuite, Inc. (a) (b)	51,000	3,492,990

MIST-385

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Red Hat, Inc. (a)	252,000	$18,776,520
ServiceNow, Inc. (a) (b)	61,000	3,731,980
SS&C Technologies Holdings, Inc. (b)	134,000	8,498,280

		49,419,087

Specialty Retail—6.1%
AutoZone, Inc. (a) (b)	34,000	27,087,460
CarMax, Inc. (a) (b)	521,000	26,623,100
L Brands, Inc.	135,000	11,854,350
Michaels Cos., Inc. (The) (a)	420,000	11,747,400
O’Reilly Automotive, Inc. (a)	81,000	22,166,460

		99,478,770

Textiles, Apparel & Luxury Goods—1.5%
Hanesbrands, Inc.	576,000	16,323,840
PVH Corp.	84,000	8,321,040

		24,644,880

Wireless Telecommunication Services—1.4%
T-Mobile U.S., Inc. (a)	575,000	22,022,500

Total Common Stocks (Cost $1,095,787,630)		1,533,210,282

Convertible Preferred Stocks—0.4%

Internet Software & Services—0.0%
LivingSocial, Inc. - Series E (a) (c) (d)	757,490	0

Real Estate Management & Development—0.4%
WeWork Cos., Inc.- Series D1 (a) (c) (d)	89,839	3,381,899
WeWork Cos., Inc.- Series D2 (a) (c) (d)	70,588	2,657,215

		6,039,114

Total Convertible Preferred Stocks (Cost $6,951,872)		6,039,114

Short-Term Investments—21.2%
Security Description	Shares	Value

Mutual Funds—21.2%
State Street Navigator Securities Lending MET Portfolio (e)	264,649,894	264,649,894
T.Rowe Price Government Reserve Investment Fund (f)	79,878,141	79,878,141

Total Short-Term Investments (Cost $344,528,035)		344,528,035

Total Investments—116.0% (Cost $1,447,267,537) (g)		1,883,777,431
Other assets and liabilities (net)—(16.0)%		(260,046,454)

Net Assets—100.0%		$1,623,730,977

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $310,509,539 and the collateral received consisted of cash in the amount of $264,649,894 and non-cash collateral with a value of $52,091,393. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $13,329,466, which is 0.8% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.8% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(f)	Affiliated Issuer.
(g)	As of March 31, 2016, the aggregate cost of investments was $1,447,267,537. The aggregate unrealized appreciation and depreciation of investments were $472,994,038 and $(36,484,144), respectively, resulting in net unrealized appreciation of $436,509,894.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Atlassian Corp. plc - Class A (Restricted Shares)	04/09/14	229,804	$3,676,864	$5,490,592
LivingSocial, Inc. - Series E	04/01/11	757,490	4,280,576	0
WeWork Cos., Inc. - Class A	12/09/14 - 05/26/15	47,810	722,353	1,799,760
WeWork Cos., Inc. - Series D1	12/09/14	89,839	1,495,924	3,381,899
WeWork Cos., Inc. - Series D2	12/09/14	70,588	1,175,372	2,657,215

				$13,329,466

MIST-386

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$38,632,490	$—	$—	$38,632,490
Auto Components	12,902,400	—	—	12,902,400
Automobiles	12,840,240	—	—	12,840,240
Biotechnology	39,748,253	—	—	39,748,253
Building Products	16,373,470	—	—	16,373,470
Capital Markets	28,911,980	—	—	28,911,980
Chemicals	47,259,010	—	—	47,259,010
Commercial Services & Supplies	24,626,860	—	—	24,626,860
Communications Equipment	15,042,020	—	—	15,042,020
Construction Materials	13,398,840	—	—	13,398,840
Containers & Packaging	16,753,150	—	—	16,753,150
Diversified Consumer Services	7,498,320	—	—	7,498,320
Diversified Financial Services	56,064,820	—	—	56,064,820
Electrical Equipment	43,419,220	—	—	43,419,220
Electronic Equipment, Instruments & Components	30,848,930	—	—	30,848,930
Food & Staples Retailing	14,455,050	—	—	14,455,050
Food Products	21,075,670	—	—	21,075,670
Health Care Equipment & Supplies	110,649,780	—	—	110,649,780
Health Care Providers & Services	60,049,110	—	—	60,049,110
Health Care Technology	13,527,530	—	—	13,527,530
Hotels, Restaurants & Leisure	89,075,510	—	—	89,075,510
Household Durables	6,588,960	—	—	6,588,960
Industrial Conglomerates	24,673,950	—	—	24,673,950
Insurance	72,211,560	—	—	72,211,560
Internet & Catalog Retail	6,716,500	—	—	6,716,500
Internet Software & Services	50,949,660	—	—	50,949,660
IT Services	110,082,990	—	—	110,082,990
Life Sciences Tools & Services	47,634,820	—	—	47,634,820
Machinery	55,514,750	—	—	55,514,750
Metals & Mining	10,373,220	—	—	10,373,220
Multiline Retail	23,026,400	—	—	23,026,400
Oil, Gas & Consumable Fuels	27,497,380	—	—	27,497,380
Pharmaceuticals	14,963,910	—	—	14,963,910
Professional Services	77,261,160	—	—	77,261,160
Real Estate Management & Development	11,849,320	—	1,799,760	13,649,080
Road & Rail	39,379,840	—	—	39,379,840

MIST-387

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$43,968,212	$—	$—	$43,968,212
Software	43,928,495	5,490,592	—	49,419,087
Specialty Retail	99,478,770	—	—	99,478,770
Textiles, Apparel & Luxury Goods	24,644,880	—	—	24,644,880
Wireless Telecommunication Services	22,022,500	—	—	22,022,500
Total Common Stocks	1,525,919,930	5,490,592	1,799,760	1,533,210,282
Total Convertible Preferred Stocks*	—	—	6,039,114	6,039,114
Total Short-Term Investments*	344,528,035	—	—	344,528,035
Total Investments	$1,870,447,965	$5,490,592	$7,838,874	$1,883,777,431

Collateral for Securities Loaned (Liability)	$—	$(264,649,894)	$—	$(264,649,894)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2016	Change in Unrealized Appreciation /(Depreciation) from Investments Still Held at March 31, 2016
Common Stock
Real Estate Management & Development	$1,572,451	$227,309	$1,799,760	$227,309
Convertible Preferred Stock
Internet Software & Services	0	0	0	0
Real Estate Management & Development	5,276,375	762,739	6,039,114	762,739

Total	$6,848,826	$990,048	$7,838,874	$990,048

MIST-388

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—60.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—28.2%
Fannie Mae 15 Yr. Pool 2.500%, TBA (a)	22,090,000	$22,676,766
3.000%, TBA (a)	9,310,000	9,724,585
Fannie Mae 30 Yr. Pool 3.000%, 07/01/45	24,862,161	25,551,524
3.000%, TBA (a)	14,415,000	14,786,636
3.500%, TBA (a)	18,350,000	19,239,546
4.000%, TBA (a)	19,210,000	20,524,684
4.500%, TBA (a)	19,100,000	20,783,188
Fannie Mae Pool 2.470%, 01/01/23	2,500,000	2,574,066
2.740%, 03/01/25	2,175,313	2,246,712
2.740%, 03/01/26	3,855,000	3,965,075
3.280%, 02/01/28	3,975,000	4,222,698
3.320%, 08/01/26	1,895,000	2,021,750
3.500%, 01/01/44	9,533,239	10,015,879
3.920%, 10/01/23	1,730,000	1,922,863
4.080%, 01/01/29	4,421,646	4,989,148
4.380%, 06/01/21	7,335,302	8,147,781
4.383%, 04/01/21	7,315,468	8,062,517
4.520%, 08/01/19	4,212,326	4,596,200
4.550%, 10/01/19	5,050,421	5,541,605
4.570%, 01/01/21	1,478,219	1,649,249
4.590%, 08/01/26	2,964,972	3,451,581
Fannie Mae-ACES 0.783%, 05/25/18 (b)	2,633,109	2,632,278
3.049%, 12/25/24 (b)	9,780,692	10,185,977
Freddie Mac 15 Yr. Gold Pool 2.500%, 09/01/30	11,979,303	12,308,350
3.000%, 08/01/30	4,406,274	4,609,852
Freddie Mac 30 Yr. Gold Pool 3.000%, 07/01/45	14,935,660	15,305,109
3.000%, 12/01/45	12,817,501	13,134,556
3.000%, 02/01/46	4,111,933	4,213,647
3.000%, 03/01/46	5,840,000	5,984,459
3.500%, 01/01/45	17,666,712	18,604,943
3.500%, 04/01/45	9,424,228	9,959,529
3.500%, 06/01/45	24,629,865	25,884,520
3.500%, 08/01/45	9,673,648	10,134,087
3.500%, 10/01/45	25,179,577	26,410,306
3.500%, 11/01/45	9,523,988	9,977,303
3.500%, 01/01/46	5,909,767	6,191,056
3.500%, 02/01/46	14,543,164	15,235,378
4.000%, 01/01/45	8,263,378	8,932,456
4.000%, 10/01/45	9,317,504	9,954,633
4.000%, 11/01/45	9,456,567	10,103,206
4.000%, 12/01/45	22,100,482	23,819,354
4.000%, 01/01/46	12,938,053	13,822,467
Freddie Mac Multi-family Structured Pass-Through Certificates 0.983%, 07/25/20 (b)	1,807,158	1,814,364
1.063%, 07/25/20 (b)	1,853,657	1,864,872
1.873%, 01/25/18	269,042	268,866
3.161%, 05/25/25	2,015,000	2,137,295
3.511%, 04/25/30	4,495,000	4,739,747

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 3.000%, 08/20/45	14,905,043	15,460,144
3.000%, 09/20/45	3,517,732	3,648,741
3.500%, 07/20/45	4,472,118	4,732,368
3.500%, 10/20/45	9,599,731	10,158,376
3.500%, 01/20/46	3,540,464	3,746,497
3.500%, 02/20/46	11,812,321	12,499,725
3.500%, TBA (a)	15,675,000	16,566,516
4.000%, 10/20/45	7,779,548	8,327,586
4.500%, 02/20/46	4,264,207	4,585,581

		544,648,197

Federal Agencies—4.7%
Federal Farm Credit Bank 0.650%, 05/30/17 (b)	20,280,000	20,284,685
Federal Home Loan Bank 1.250%, 06/28/30 (c)	8,190,000	8,226,658
Federal Home Loan Mortgage Corp. 0.437%, 04/20/17 (b)	20,520,000	20,499,542
Federal National Mortgage Association 0.451%, 10/05/17 (b)	20,625,000	20,572,282
0.452%, 07/20/17 (b)	20,535,000	20,508,346

		90,091,513

U.S. Treasury—27.2%
U.S. Treasury Bonds 2.500%, 02/15/46 (d)	35,550,000	34,662,636
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/45 (d) (e)	52,917,704	51,197,191
U.S. Treasury Inflation Indexed Notes 0.250%, 01/15/25 (e)	34,627,270	34,918,970
0.375%, 07/15/25 (e)	3,931,026	4,016,863
U.S. Treasury Notes 0.750%, 10/31/17	140,895,000	140,944,595
0.750%, 02/28/18 (d)	50,105,000	50,116,725
1.250%, 03/31/21	123,405,000	123,515,818
1.375%, 01/31/21 (d)	59,380,000	59,806,823
1.625%, 02/15/26 (d)	28,375,000	27,962,683

		527,142,304

Total U.S. Treasury & Government Agencies (Cost $1,152,477,852)		1,161,882,014

Corporate Bonds & Notes—20.3%

Airlines—0.6%
America West Airlines Pass-Through Trust 7.100%, 04/02/21	795,031	847,701
8.057%, 07/02/20	579,115	637,026
American Airlines Pass-Through Trust 4.000%, 07/15/25	1,707,123	1,756,203
Continental Airlines Pass-Through Trust 6.545%, 02/02/19	2,483,673	2,624,993

MIST-389

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
JetBlue Airways Pass-Through Trust 0.993%, 08/15/16 (b)	153,836	$153,067
1.067%, 11/15/16 (b)	463,000	458,949
U.S. Airways Pass-Through Trust 6.250%, 04/22/23	2,376,774	2,614,452
7.076%, 03/20/21	1,526,486	1,621,891

		10,714,282

Auto Manufacturers—0.4%
Ford Motor Credit Co. LLC 3.336%, 03/18/21	3,500,000	3,601,654
General Motors Co. 4.875%, 10/02/23	1,800,000	1,886,202
6.750%, 04/01/46	1,925,000	2,188,278

		7,676,134

Banks—6.8%
Bank of America Corp. 2.625%, 10/19/20	2,815,000	2,834,615
3.750%, 07/12/16	2,556,000	2,574,638
4.125%, 01/22/24	3,090,000	3,273,194
4.875%, 04/01/44	900,000	980,700
5.000%, 01/21/44	4,000,000	4,414,608
5.700%, 01/24/22	3,000,000	3,444,759
6.000%, 09/01/17	700,000	739,794
Bank of America N.A. 5.300%, 03/15/17	5,500,000	5,691,840
Bank of New York Mellon Corp. (The) 2.500%, 04/15/21 (d)	3,190,000	3,252,996
Barclays plc 3.650%, 03/16/25	1,567,000	1,469,309
4.375%, 01/12/26	3,905,000	3,832,055
Capital One N.A. 1.650%, 02/05/18	755,000	749,562
2.400%, 09/05/19	1,850,000	1,844,835
Chase Capital VI 1.241%, 08/01/28 (b)	2,000,000	1,550,000
Citigroup, Inc. 1.300%, 04/01/16	3,000,000	3,000,000
1.300%, 11/15/16	4,000,000	4,005,104
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	4,335,000	4,314,517
4.875%, 05/15/45	1,600,000	1,524,296
Discover Bank 2.000%, 02/21/18	1,000,000	994,807
2.600%, 11/13/18	2,085,000	2,090,231
3.100%, 06/04/20	3,000,000	3,021,996
Goldman Sachs Group, Inc. (The) 1.288%, 05/22/17 (b)	1,000,000	999,264
2.236%, 11/29/23 (b)	4,800,000	4,785,648
3.750%, 02/25/26 (d)	5,000,000	5,127,870
6.150%, 04/01/18	485,000	524,670
6.250%, 09/01/17	2,830,000	3,012,136
HBOS plc 6.750%, 05/21/18 (144A)	1,645,000	1,778,791

Banks—(Continued)
JPMorgan Chase & Co. 2.550%, 10/29/20 (d)	4,280,000	4,337,652
6.300%, 04/23/19	3,415,000	3,862,191
JPMorgan Chase Bank N.A. 0.962%, 06/13/16 (b)	2,000,000	2,000,166
6.000%, 10/01/17	3,015,000	3,200,905
JPMorgan Chase Capital XIII 1.579%, 09/30/34 (b)	2,300,000	1,811,020
JPMorgan Chase Capital XXI 1.563%, 02/02/37 (b) (d)	3,000,000	2,103,750
Morgan Stanley 3.875%, 01/27/26	7,000,000	7,302,463
4.300%, 01/27/45 (d)	2,000,000	2,012,482
5.450%, 01/09/17	4,000,000	4,126,724
5.625%, 09/23/19	4,050,000	4,506,710
6.625%, 04/01/18	475,000	518,954
7.300%, 05/13/19	1,000,000	1,150,918
Royal Bank of Scotland Group plc 1.875%, 03/31/17	470,000	469,069
6.400%, 10/21/19 (d)	2,500,000	2,804,893
UBS AG 1.375%, 06/01/17	7,000,000	6,991,019
UBS Group Funding Jersey, Ltd. 4.125%, 09/24/25 (144A)	2,055,000	2,057,930
Wells Fargo & Co. 2.600%, 07/22/20	5,175,000	5,295,479
Wells Fargo Bank N.A. 0.828%, 05/16/16 (b)	5,381,000	5,378,918

		131,763,478

Beverages—0.4%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	1,900,000	1,998,065
4.900%, 02/01/46	5,011,000	5,600,103

		7,598,168

Biotechnology—0.6%
Amgen, Inc. 2.300%, 06/15/16	3,570,000	3,580,196
Biogen, Inc. 5.200%, 09/15/45 (d)	3,100,000	3,438,498
Celgene Corp. 3.875%, 08/15/25	3,100,000	3,257,902
Gilead Sciences, Inc. 3.650%, 03/01/26	1,880,000	1,997,752

		12,274,348

Computers—0.3%
Apple, Inc. 4.375%, 05/13/45	1,860,000	1,947,543
4.650%, 02/23/46	3,145,000	3,433,252

		5,380,795

MIST-390

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—0.8%
Capital One Bank USA N.A. 1.200%, 02/13/17	1,475,000	$1,472,116
International Lease Finance Corp. 6.750%, 09/01/16 (144A)	2,000,000	2,030,000
7.125%, 09/01/18 (144A)	5,850,000	6,376,500
Protective Life Global Funding 2.700%, 11/25/20 (144A)	3,045,000	3,093,425
Visa, Inc. 3.150%, 12/14/25	2,500,000	2,609,687

		15,581,728

Electric—2.9%
Appalachian Power Co. 4.450%, 06/01/45 (d)	2,200,000	2,268,383
Duke Energy Carolinas LLC 4.250%, 12/15/41	3,300,000	3,527,406
Duke Energy Progress LLC 3.250%, 08/15/25 (d)	5,215,000	5,470,973
4.100%, 05/15/42	1,000,000	1,039,884
4.100%, 03/15/43	2,325,000	2,413,213
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	3,250,000	3,721,786
El Paso Electric Co. 3.300%, 12/15/22	825,000	813,688
Entergy Corp. 4.000%, 07/15/22	4,000,000	4,241,708
Exelon Corp. 1.550%, 06/09/17 (d)	4,075,000	4,068,509
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	4,000,000	4,171,492
Florida Power & Light Co. 4.050%, 10/01/44	590,000	630,278
International Transmission Co. 4.625%, 08/15/43 (144A)	2,750,000	2,928,945
IPALCO Enterprises, Inc. 5.000%, 05/01/18	560,000	588,000
Jersey Central Power & Light Co. 5.625%, 05/01/16	1,082,000	1,084,967
MidAmerican Energy Co. 4.800%, 09/15/43	905,000	1,053,122
NextEra Energy Capital Holdings, Inc. 1.586%, 06/01/17	4,000,000	4,003,308
2.056%, 09/01/17	1,000,000	1,005,401
PacifiCorp 3.350%, 07/01/25 (d)	2,000,000	2,108,750
Public Service Co. of New Mexico 3.850%, 08/01/25 (d)	3,135,000	3,267,689
Public Service Electric & Gas Co. 4.050%, 05/01/45	3,000,000	3,126,954
Southwestern Electric Power Co. 6.450%, 01/15/19	2,000,000	2,234,350
Xcel Energy, Inc. 3.300%, 06/01/25 (d)	2,375,000	2,435,558

		56,204,364

Food—0.2%
Kraft Heinz Foods Co. 5.200%, 07/15/45 (144A) (d)	3,270,000	3,658,767

Gas—0.1%
Laclede Group, Inc. (The) 4.700%, 08/15/44	1,944,000	1,852,150

Healthcare-Services—0.2%
Hartford HealthCare Corp. 5.746%, 04/01/44	1,000,000	1,163,797
Northwell Healthcare, Inc. 4.800%, 11/01/42	1,600,000	1,662,266
UnitedHealth Group, Inc. 3.750%, 07/15/25	850,000	915,860

		3,741,923

Insurance—1.0%
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42 (d)	3,700,000	4,004,192
Berkshire Hathaway, Inc. 4.500%, 02/11/43	1,455,000	1,589,880
Farmers Exchange Capital III 5.454%, 10/15/54 (144A) (b)	3,530,000	3,353,500
Jackson National Life Global Funding 2.600%, 12/09/20 (144A)	3,060,000	3,099,315
Teachers Insurance & Annuity Association of America 4.375%, 09/15/54 (144A) (b)	3,500,000	3,524,542
ZFS Finance USA Trust II 6.450%, 12/15/65 (144A) (b)	3,750,000	3,742,500

		19,313,929

Media—0.4%
CCO Safari LLC 6.484%, 10/23/45 (144A)	5,215,000	5,802,866
Comcast Corp. 4.400%, 08/15/35	1,500,000	1,625,115

		7,427,981

Oil & Gas—0.4%
Anadarko Petroleum Corp. 4.500%, 07/15/44 (d)	620,000	486,351
BP Capital Markets plc 3.506%, 03/17/25 (d)	1,060,000	1,076,058
Devon Energy Corp. 5.000%, 06/15/45 (d)	815,000	608,289
Exxon Mobil Corp. 3.567%, 03/06/45 (d)	2,775,000	2,698,202
Noble Energy, Inc. 5.050%, 11/15/44 (d)	1,050,000	894,290
Shell International Finance B.V. 4.375%, 05/11/45	2,750,000	2,757,901

		8,521,091

MIST-391

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—0.5%
AbbVie, Inc. 1.800%, 05/14/18	3,500,000	$3,523,506
Actavis Funding SCS 3.800%, 03/15/25	2,285,000	2,378,098
4.750%, 03/15/45 (d)	2,000,000	2,103,410
AstraZeneca plc 3.375%, 11/16/25	1,620,000	1,678,051

		9,683,065

Pipelines—1.5%
Boardwalk Pipelines L.P. 5.750%, 09/15/19	4,950,000	4,944,550
Columbia Pipeline Group, Inc. 2.450%, 06/01/18 (144A)	2,250,000	2,227,401
Enbridge Energy Partners L.P. 5.875%, 10/15/25 (d)	2,000,000	2,016,700
Energy Transfer Partners L.P. 2.500%, 06/15/18	2,500,000	2,419,917
5.150%, 03/15/45	5,065,000	3,937,318
5.200%, 02/01/22	1,700,000	1,613,169
6.500%, 02/01/42	700,000	635,504
EnLink Midstream Partners L.P. 4.150%, 06/01/25	1,700,000	1,319,129
Enterprise Products Operating LLC 4.900%, 05/15/46	1,250,000	1,201,489
Spectra Energy Partners L.P. 2.950%, 06/15/16	1,963,000	1,965,395
TC PipeLines L.P. 4.650%, 06/15/21	3,840,000	3,716,740
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,109,606

		29,106,918

Real Estate—0.2%
WEA Finance LLC / Westfield UK & Europe Finance plc 2.700%, 09/17/19 (144A)	4,665,000	4,696,708

Real Estate Investment Trusts—1.3%
Alexandria Real Estate Equities, Inc. 2.750%, 01/15/20	475,000	474,129
4.600%, 04/01/22	1,292,000	1,392,471
HCP, Inc. 4.000%, 12/01/22	1,000,000	1,005,003
4.000%, 06/01/25	975,000	936,967
4.250%, 11/15/23	3,216,000	3,228,633
Healthcare Realty Trust, Inc. 3.750%, 04/15/23	1,850,000	1,819,187
5.750%, 01/15/21	538,000	598,027
Realty Income Corp. 5.950%, 09/15/16	2,126,000	2,163,830
Regency Centers L.P. 5.875%, 06/15/17	750,000	786,246
SL Green Realty Corp. 5.000%, 08/15/18	1,500,000	1,575,405

Real Estate Investment Trusts—(Continued)
Ventas Realty L.P. 4.125%, 01/15/26	4,750,000	4,877,580
Welltower, Inc. 4.250%, 04/01/26	5,000,000	5,066,830
6.200%, 06/01/16	440,000	443,454

		24,367,762

Retail—0.5%
CVS Health Corp. 5.125%, 07/20/45	4,135,000	4,788,835
Wal-Mart Stores, Inc. 4.300%, 04/22/44	1,000,000	1,118,222
4.750%, 10/02/43	1,400,000	1,650,293
Walgreens Boots Alliance, Inc. 4.800%, 11/18/44 (d)	2,300,000	2,285,784

		9,843,134

Software—0.3%
Microsoft Corp. 3.125%, 11/03/25	4,245,000	4,457,653
3.750%, 02/12/45 (d)	2,330,000	2,307,970

		6,765,623

Telecommunications—0.8%
AT&T, Inc. 4.350%, 06/15/45	1,500,000	1,374,144
4.750%, 05/15/46	4,175,000	4,072,533
Verizon Communications, Inc. 2.500%, 09/15/16	2,000,000	2,015,402
4.862%, 08/21/46	7,400,000	7,803,455

		15,265,534

Transportation—0.1%
Burlington Northern Santa Fe LLC 4.550%, 09/01/44 (d)	1,605,000	1,739,212

Total Corporate Bonds & Notes (Cost $386,983,494)		393,177,094

Asset-Backed Securities—10.8%

Asset-Backed - Credit Card—0.3%
Chase Issuance Trust 0.636%, 05/15/18 (b)	5,215,000	5,214,478

Asset-Backed - Home Equity—2.5%
Asset Backed Securities Corp. Home Equity Loan Trust 0.593%, 05/25/36 (b)	3,772,660	3,514,772
Asset-Backed Funding Certificates Trust 1.063%, 03/25/35 (b)	6,912,658	6,722,451
JPMorgan Mortgage Acquisition Corp. 0.903%, 06/25/35 (b)	8,803,000	8,172,095

MIST-392

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
MASTR Asset-Backed Securities Trust 0.843%, 06/25/35 (b)	5,996,835	$5,979,093
New Century Home Equity Loan Trust 1.213%, 08/25/34 (b)	10,791,089	10,080,786
Option One Mortgage Loan Trust 1.093%, 05/25/35 (b)	5,184,531	4,951,358
Wells Fargo Home Equity Trust 0.863%, 04/25/35 (b)	8,215,000	8,074,991

		47,495,546

Asset-Backed - Other—2.5%
Citigroup Mortgage Loan Trust, Inc. 1.108%, 05/25/35 (b)	6,613,086	6,515,527
Dryden Senior Loan Fund 1.970%, 04/18/26 (144A) (b)	5,185,000	5,127,851
Encore Credit Receivables Trust 0.853%, 01/25/36 (b)	6,145,532	6,113,427
GSAMP Trust 1.113%, 10/25/34 (b)	5,990,930	5,583,602
HSI Asset Securitization Corp. Trust 0.623%, 12/25/35 (b)	4,844,894	4,768,382
Long Beach Mortgage Loan Trust 1.228%, 02/25/35 (b)	5,986,307	5,951,172
Magnetite, Ltd. 2.039%, 07/25/26 (144A) (b)	5,000,000	4,962,710
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.108%, 06/25/35 (b)	3,499,544	3,492,829
1.183%, 03/25/35 (b)	3,665,401	3,651,727
Voya CLO, Ltd. 2.070%, 07/17/26 (144A) (b)	2,850,000	2,829,021

		48,996,248

Asset-Backed - Student Loan—5.5%
Education Loan Asset-Backed Trust I 1.233%, 06/25/26 (144A) (b)	8,742,141	8,677,560
Navient Student Loan Trust 1.933%, 10/25/58 (b)	2,470,000	2,037,307
Nelnet Student Loan Trust 1.033%, 02/26/46 (144A) (b)	5,295,000	5,048,942
SLC Student Loan Trust 0.744%, 03/15/27 (b)	2,450,000	2,350,038
0.794%, 12/15/38 (b)	8,310,000	6,853,652
0.794%, 09/15/39 (b)	11,000,000	9,411,348
SLM Student Loan Trust 0.679%, 01/25/22 (b)	10,320,000	9,639,021
0.769%, 10/25/29 (b)	10,200,000	9,592,597
1.033%, 11/25/27 (b)	6,471,156	6,372,754
1.169%, 04/27/26 (144A) (b)	10,000,000	9,813,796
1.183%, 05/26/26 (b)	9,890,000	9,483,028
1.183%, 01/25/45 (144A) (b)	4,901,624	4,592,984
1.369%, 10/25/40 (b)	10,240,000	9,511,876
2.119%, 04/25/23 (b)	1,712,636	1,693,488
2.233%, 09/25/43 (b)	5,800,000	5,079,744

Asset-Backed - Student Loan—(Continued)
Wachovia Student Loan Trust 0.789%, 04/25/40 (144A) (b)	7,500,000	6,532,418

		106,690,553

Total Asset-Backed Securities (Cost $213,363,719)		208,396,825

Mortgage-Backed Securities—7.3%

Collateralized Mortgage Obligations—4.0%
Citigroup Mortgage Loan Trust, Inc. 0.642%, 05/20/47 (144A) (b)	4,227,294	4,039,209
Credit Suisse Mortgage Trust 0.676%, 05/27/37 (144A) (b)	3,883,437	3,822,509
0.716%, 04/27/47 (144A) (b)	4,551,121	4,348,790
1.066%, 09/27/46 (144A)	4,556,466	4,429,428
2.403%, 01/27/36 (144A) (b)	1,957,250	1,972,938
Morgan Stanley Mortgage Loan Trust 0.703%, 09/25/35 (b)	4,270,626	4,200,418
Morgan Stanley Resecuritization Trust 0.886%, 08/26/47 (144A) (b)	8,274,070	7,874,055
2.653%, 01/26/51 (144A) (b)	7,234,180	7,176,505
Nomura Resecuritization Trust 0.696%, 02/25/37 (144A) (b)	4,134,384	3,973,530
0.736%, 08/26/37 (144A) (b)	4,394,481	4,221,059
2.880%, 03/26/37 (144A) (b)	8,220,937	8,253,811
Structured Adjustable Rate Mortgage Loan Trust 1.108%, 01/25/35 (b)	6,310,043	6,103,978
2.699%, 03/25/34 (b)	9,079,926	9,004,297
WaMu Mortgage Pass-Through Certificates Trust 0.723%, 10/25/45 (b)	9,126,450	8,389,823

		77,810,350

Commercial Mortgage-Backed Securities—3.3%
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	1,865,000	1,977,290
Banc of America Commercial Mortgage Trust 5.492%, 02/10/51	5,680,792	5,873,239
Citigroup Commercial Mortgage Trust 3.251%, 05/10/35 (144A)	1,880,000	1,951,647
Commercial Mortgage Trust 3.178%, 02/10/35 (144A)	1,995,000	2,054,216
3.545%, 02/10/36 (144A) (b)	1,865,000	1,959,767
4.353%, 08/10/30 (144A)	1,845,000	2,054,864
DBRR Trust 4.537%, 07/12/44 (144A) (b)	3,000,000	3,295,083
DBUBS Mortgage Trust 3.386%, 07/10/44 (144A)	7,869,590	7,876,169
GS Mortgage Securities Trust 2.539%, 01/10/45	8,467,534	8,498,702
JPMorgan Chase Commercial Mortgage Securities Trust 2.206%, 05/15/45	3,847,175	3,865,620
4.311%, 08/05/32 (144A)	8,448,000	9,083,592

MIST-393

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*/ Shares	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Bank of America Merrill Lynch Trust 0.738%, 02/15/46	3,175,035	$3,169,005
Morgan Stanley Capital Trust 0.596%, 04/15/49 (b)	6,268,945	6,258,668
4.700%, 09/15/47 (144A)	1,469,038	1,564,843
RBS Commercial Funding, Inc. Trust 3.834%, 01/13/32 (144A) (b)	1,940,000	2,094,339
UBS-Barclays Commercial Mortgage Trust 1.006%, 05/10/63	708,214	707,835
WF-RBS Commercial Mortgage Trust 3.240%, 03/15/44 (144A)	513,416	513,190

		62,798,069

Total Mortgage-Backed Securities (Cost $141,525,080)		140,608,419

Municipals—0.5%
New York City Transitional Finance Authority, Future Tax Secured Revenue 5.267%, 05/01/27	2,150,000	2,555,855
New York City Water & Sewer System 5.440%, 06/15/43	1,250,000	1,599,350
6.011%, 06/15/42	1,300,000	1,782,027
New York City, General Obligation Unlimited, Build America Bonds 5.968%, 03/01/36	1,750,000	2,245,530
6.271%, 12/01/37	1,575,000	2,115,556

Total Municipals (Cost $9,936,221)		10,298,318

Short-Term Investments—20.7%

Mutual Funds—16.5%
SSGA Prime Money Market Fund 0.413% (f)	47,966,406	47,966,406
State Street Navigator Securities Lending MET Portfolio (g)	270,912,483	270,912,483

		318,878,889

U.S. Treasury—4.2%
U.S. Treasury Bills 0.163%, 04/07/16 (d) (h) (i)	44,370,000	44,368,613
0.245%, 04/14/16 (d) (h)	12,200,000	12,198,854

U.S. Treasury—(Continued)
U.S. Treasury Bills
0.246%, 04/21/16 (d) (h)	10,410,000	10,408,525
0.444%, 08/18/16 (h)	14,535,000	14,510,307

		81,486,299

Total Short-Term Investments (Cost $400,365,188)		400,365,188

Total Investments—119.7% (Cost $2,304,651,554) (j)		2,314,727,858
Other assets and liabilities (net)—(19.7)%		(380,809,093)

Net Assets—100.0%		$1,933,918,765

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(d)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $265,185,816 and the collateral received consisted of cash in the amount of $270,912,483. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(e)	Principal amount of security is adjusted for inflation.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2016.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(h)	The rate shown represents current yield to maturity.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $714,978.
(j)	As of March 31, 2016, the aggregate cost of investments was $2,304,651,554. The aggregate unrealized appreciation and depreciation of investments were $22,013,369 and $(11,937,065), respectively, resulting in net unrealized appreciation of $10,076,304.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $191,496,190, which is 9.9% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(CLO)—	Collateralized Loan Obligation

MIST-394

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
U.S. Treasury Note 2 Year Futures	06/30/16	296	USD	64,643,778	$106,221
U.S. Treasury Note 5 Year Futures	06/30/16	556	USD	67,310,663	56,556

Net Unrealized Appreciation					$162,777

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,161,882,014	$—	$1,161,882,014
Total Corporate Bonds & Notes*	—	393,177,094	—	393,177,094
Total Asset-Backed Securities*	—	208,396,825	—	208,396,825
Total Mortgage-Backed Securities*	—	140,608,419	—	140,608,419
Total Municipals	—	10,298,318	—	10,298,318
Short-Term Investments
Mutual Funds	318,878,889	—	—	318,878,889
U.S. Treasury	—	81,486,299	—	81,486,299
Total Short-Term Investments	318,878,889	81,486,299	—	400,365,188
Total Investments	$318,878,889	$1,995,848,969	$—	$2,314,727,858

Collateral for Securities Loaned (Liability)	$—	$(270,912,483)	$—	$(270,912,483)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$162,777	$—	$—	$162,777

*	See Schedule of Investments for additional detailed categorizations.

MIST-395

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Met Investors Series Trust (the “Trust”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, as long as the amortized cost value is approximately the same as the fair value of the instrument, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price or official closing price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued through an independent pricing service based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or broker-dealer. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including swaptions, and futures contracts that are traded OTC are generally valued on the basis of quotations provided by broker-dealers or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

MIST-396

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MIST-397

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date:	May 23, 2016

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date:	May 23, 2016